As filed with the Securities and Exchange Commission on November 18, 2014

File No. 033-87376

811-08914

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 44	☒
and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☐
Amendment No. 162	☒
(Check appropriate box or boxes.)

PHL Variable Accumulation Account

(Exact Name of Registrant)

PHL Variable Insurance Company

(Name of Depositor)

One American Row, Hartford, Connecticut 06102-5056

(Address of Depositor's Principal Executive Offices) (Zip Code)

(800) 447-4312

(Depositor's Telephone Number, including Area Code)

John H. Beers, Esq.

PHL Variable Insurance Company

One American Row

Hartford, CT 06102-5056

(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: as soon as practicable after the effective date of the Registration Statement.

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b) of Rule 485
☐	on pursuant to paragraph (b) of Rule 485
☒	60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐	on pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☐	this Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.

Title of Securities Being Registered: Deferred Variable Annuity Contracts

PART A

Version B is not affected by this filing

[Version A]
The Big Edge Choice®
PHL Variable Accumulation Account
Issued by: PHL Variable Insurance Company (“PHL Variable”)
PROSPECTUS	December 19, 2014
This prospectus describes a variable and fixed accumulation deferred annuity contract offered to groups and individuals. The contract offers a variety of variable and fixed investment options. You may allocate premium payments and contract value to one or more of the investment options of the PHL Variable Accumulation Account (“Separate Account”), or to the Guaranteed Interest Account (“GIA”). The assets of each investment option of the Separate Account will be used to purchase, at net asset value, shares of a series in the following designated funds. As of May 1, 2013, the Market Value Adjusted Guaranteed Interest Account (“MVA“) previously offered through this contract is not available.

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
❖   Invesco V.I. American Franchise Fund – Series I Shares
❖   Invesco V.I. Equity and Income Fund – Series II Shares
❖   Invesco V.I. Core Equity Fund – Series I Shares 1
❖   Invesco V.I. Mid Cap Core Equity Fund – Series I Shares 1
The Alger Portfolios – Class I-2 Shares
❖   Alger Capital Appreciation Portfolio 1
AllianceBernstein Variable Products Series Fund, Inc. – Class B
❖   AllianceBernstein VPS Balanced Wealth Strategy Portfolio
ALPS Variable Investment Trust – Class II
❖   Ibbotson Aggressive Growth ETF Asset Allocation Portfolio
❖   Ibbotson Balanced ETF Asset Allocation Portfolio
❖   Ibbotson Growth ETF Asset Allocation Portfolio
❖   Ibbotson Income and Growth ETF Asset Allocation Portfolio
Calvert Variable Products, Inc.-Class 1
❖   Calvert VP S&P MidCap 400 Index Portfolio
Deutsche Investments VIT Funds – Class A 2
❖   Deutsche Equity 500 Index VIP 3
❖   Deutsche Small Cap Index VIP 4
Federated Insurance Series
❖   Federated Fund for U.S. Government Securities II
❖   Federated High Income Bond Fund II – Primary Shares
❖   Federated Prime Money Fund II
Fidelity® Variable Insurance Products – Service Class
❖   Fidelity® VIP Contrafund® Portfolio
❖   Fidelity® VIP Growth Opportunities Portfolio
❖   Fidelity® VIP Growth Portfolio
❖   Fidelity® VIP Investment Grade Bond Portfolio
Franklin Templeton Variable Insurance Products Trust – Class 2
❖   Franklin Flex Cap Growth VIP Fund 5
❖   Franklin Income VIP Fund 6
❖   Franklin Mutual Shares VIP Fund 7
❖   Templeton Developing Markets VIP Fund 8
❖   Templeton Foreign VIP Fund 9
❖   Templeton Growth VIP Fund 10
Lazard Retirement Series, Inc. – Service Shares
❖   Lazard Retirement U.S. Small-Mid Cap Equity Portfolio 1
Lord Abbett Series Fund, Inc. – Class VC
❖   Lord Abbett Bond-Debenture Portfolio
❖   Lord Abbett Growth and Income Portfolio
❖   Lord Abbett Mid Cap Stock Portfolio
Neuberger Berman Advisers Management Trust – Class S
❖   Neuberger Berman Advisers Management Trust Guardian Portfolio
❖    Neuberger Berman Advisers Management Trust Small Cap Growth Portfolio
Oppenheimer Variable Account Funds – Service Shares
❖   Oppenheimer Capital Appreciation Fund/VA
❖   Oppenheimer Global Fund/VA
❖   Oppenheimer Main Street Small Cap Fund®/VA
PIMCO Variable Insurance Trust – Advisor Class
❖   PIMCO CommodityRealReturn® Strategy Portfolio
❖   PIMCO Real Return Portfolio
❖   PIMCO Total Return Portfolio
The Rydex Variable Trust
❖   Guggenheim VT Long Short Equity Fund 1, 11
❖   Rydex VT Inverse Government Long Bond Strategy Fund 1
❖   Rydex VT Nova Fund 1
Sentinel Variable Products Trust
❖   Sentinel Variable Products Balanced Fund
❖   Sentinel Variable Products Bond Fund
❖   Sentinel Variable Products Common Stock Fund
❖   Sentinel Variable Products Mid Cap Fund
❖   Sentinel Variable Products Small Company Fund
Virtus Variable Insurance Trust – Class A Shares 12
❖   Virtus Capital Growth Series
❖   Virtus Growth and Income Series
❖   Virtus International Series
❖   Virtus Multi-Sector Fixed Income Series
❖   Virtus Real Estate Securities Series
❖   Virtus Small-Cap Growth Series
❖   Virtus Small-Cap Value Series
❖   Virtus Strategic Allocation Series
Wanger Advisors Trust
❖   Wanger International
❖   Wanger International Select
❖   Wanger Select
❖   Wanger USA
1Closed to new investors on May 1, 2006. 2Name change effective August 11, 2014. Previously known as DWS Investments VIT Funds. 3Name change effective August 11, 2014. Previously known as DWS Equity 500 Index VIP. 4Name change effective August 11, 2014. Previously known as DWS Small Cap Index VIP. 5Name change effective May 1, 2014. Previously known as Franklin Flex Cap Growth Securities Fund. 6Name change effective May 1, 2014. Previously known as Franklin Income Securities Fund.
7Name change effective May 1, 2014. Previously known as Mutual Shares Securities Fund. 8Name change effective May 1, 2014. Previously known as Templeton Developing Markets Securities Fund. 9Name change effective May 1, 2014. Previously known as Templeton Foreign Securities Fund. 10Name change effective May 1, 2014. Previously known as Templeton Growth Securities Fund. 11Name change effective October 30, 2013. Previously known as Guggenheim U.S. Long Short Momentum Fund.
12Share class assigned, effective May 1, 2013.
See Appendix A for additional information.
The contract is not a deposit or obligation of, underwritten or guaranteed by, any financial institution, credit union or affiliate. It is not federally insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other state or federal agency. Contract investments are subject to risk, including the fluctuation of contract values and possible loss of principal. Replacing any existing contract with this contract may not be to your advantage. You should carefully compare this contract with your existing one and you must also determine if the replacement will result in any tax liability.
The Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities, nor passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.
Purchasing a variable annuity within a qualified plan or Individual Retirement Account/Annuity (IRA) does not provide any additional tax benefit. Variable annuities should not be sold in qualified plans or IRAs because of the tax-deferral feature alone, but rather when other benefits, such as lifetime income payments and death benefit protection support the recommendation.
This prospectus provides important information that a prospective investor ought to know before investing. This prospectus should be kept for future reference. A Statement of Additional Information (“SAI”) dated December 19, 2014 is incorporated by reference and has been filed with the SEC and is available free of charge by contacting us at the address or phone number listed below. A table of contents for the SAI is on the last page of this prospectus. If you have any questions, please contact:
PHL Variable Insurance Company Annuity Operations Division PO Box 8027 Boston, MA 02266-8027	Tel. 800/541-0171

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Glossary of Special Terms

Most of the terms used throughout this prospectus are described within the text where they first appear. Certain terms marked by italics when they first appear are described below.
Account Value:  The value of all assets held in the Separate Account.
Accumulation Unit:  A standard of measurement for each investment option used to determine the value of a contract and the interest in the investment options prior to the start of annuity payments.
Accumulation Unit Value:  The value of one accumulation unit was set at $1.000 on the date assets were first allocated to each investment option. The value of one accumulation unit on any subsequent valuation date is determined by multiplying the immediately preceding accumulation unit value by the applicable net investment factor for the valuation period just ended.
Annuitant:   The person whose life is used as the measuring life under the contract. The annuitant will be the primary annuitant as shown on the contract’s Schedule Page while that person is living, and will then be the contingent annuitant, if that person is living at the death of the primary annuitant.
Annuity Payment Option:  The provisions under which we make a series of annuity payments to the annuitant or other payee, such as Life Annuity with Ten Years Certain. See “Annuity Payment Options.”
Annuity Unit:  A standard of measurement used in determining the amount of each periodic payment under the variable payment Annuity Options I, J, K, M and N. The number of annuity units in each investment option with assets under the chosen option is equal to the portion of the first payment provided by that investment option divided by the annuity unit value for that investment option on the first payment calculation date.
Claim Date:  The contract value next determined following receipt of due proof.
Contract:   The deferred variable accumulation annuity described in this prospectus.
Contract Owner (owner, you, your):  Usually, the person or entity, to whom we issue the contract. The contract owner has the sole right to exercise all rights and privileges under the contract as provided in the contract. The owner may be the annuitant, an employer, a trust or any other individual or entity specified. However, under contracts used with certain IRAs/qualified plans, the owner must be the annuitant. A husband and wife may be designated as joint owners, and if such a joint owner dies, the other joint owner becomes the sole owner of the contract. If no owner is named in the application, the annuitant will be the owner.
Contract Value:  Prior to the Maturity Date, the sum of all Accumulation Units held in the investment options of the Separate Account and the value held in the GIA and/or MVA. For Tax-sheltered Annuity plans (as described in Internal Revenue Code section 403(b)) with loans, the contract value is the sum of all Accumulation Units held in the investment options of the Separate Account and the value held in the GIA and/or MVA plus the value held in the Loan Security Account, less any Loan Debt.
Inherited/Stretch Annuity:  A post-death distribution option that provides an extended payout option for the beneficiary of a deceased Owner’s Contract.
Maturity Date:  The date elected by the owner as to when annuity payments will begin. The maturity date will not be any earlier than the fifth contract anniversary and no later than the annuitant’s 95th birthday. The election is subject to certain conditions described in “The Annuity Period.”
Minimum Initial Payment:  The amount that you pay when you purchase a contract. We require minimum initial payments of:
❖   Non-qualified plans—$1,000
❖   Individual Retirement Annuity (“IRA”)/Qualified plans—$1,000
Minimum Subsequent Payment:  The least amount that you may pay when you make any subsequent payments, after the minimum initial payment (see above). The minimum subsequent payment for all contracts is $25.
Net Asset Value:  Net asset value of a Series’ shares is computed by dividing the value of the net assets of the Series by the total number of Series’ outstanding shares.
Phoenix Life:  Phoenix Life Insurance Company
PHL Variable (our, us, we, company):  PHL Variable Insurance Company.
PNX (Phoenix):  The Phoenix Companies, Inc.
Required Minimum Distribution (RMD):  The annual distribution that must be taken from an IRA/qualified plan during the life of the Owner. The Required Minimum Distribution will be computed based on Internal Revenue Code requirements (including Internal Revenue Service guidance) and incorporates the actuarial value of all benefits under the contract. There is no lifetime RMD from a Roth IRA.
Separate Account:  PHL Variable Accumulation Account
Spouse:  For state purposes, spouse is as defined under the applicable laws in the State in which the Owner resides. For Federal purposes, spouse is defined under the applicable laws of the state in which the marriage ceremony occurred.
Valuation Date:  A Valuation Date is every day the New York Stock Exchange (“NYSE”) is open for trading and we are open for business.
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Variable Payment Annuity:  An annuity payment option providing payments that vary in amounts, according to the investment experience of the selected investment options.
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Summary of Expenses

The following tables describe the fees and expenses that you will pay when owning and surrendering the contract.
This table describes the fees and expenses that you will pay at the time that you surrender the contract or transfer value between the investment options. State premium taxes ranging from 0.00% to 3.5%, depending upon the state, may also be deducted.
CONTRACT OWNER TRANSACTION EXPENSES
Deferred Surrender Charge (as a percentage of amount surrendered):
Age of Payment in Complete Years 0	7%
Age of Payment in Complete Years 1	6%
Age of Payment in Complete Years 2	5%
Age of Payment in Complete Years 3	4%
Age of Payment in Complete Years 4	3%
Age of Payment in Complete Years 5	2%
Age of Payment in Complete Years 6	1%
Age of Payment in Complete Years 7+	None
Transfer Charge[1]
Current	None
Maximum	$20
[1]	We reserve the right to impose a transfer charge of up to $20 per transfer after the first 12 transfers in each contract year. See “Transfer Charges.”

This table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including annual fund fees and expenses.
ANNUAL ADMINISTRATIVE CHARGE
Current[2]	$35
Maximum	$35
MAXIMUM ANNUAL SEPARATE ACCOUNT EXPENSES (as a percentage of average Account Value)
Mortality and Expense Risk Fee	1.250%
Daily Administrative Fee	.125%
Total Annual Separate Account Expenses	1.375%
[2]	This charge is deducted annually on the contract anniversary on a pro rata basis from each investment option that you have selected. See “Deductions and Charges.”

The table below shows the minimum and maximum fees and expenses as a percentage of daily net assets, for the year ended December 31, 2013, charged by the funds that you may pay indirectly during the time that you own the contract. This table does not reflect any fees that may be imposed by the funds for short-term trading. Funds of funds may have higher operating expenses than other funds since funds of funds invest in underlying funds which have their own expenses. Total Annual Fund Operating Expenses are deducted from a fund’s assets and include management fees, distribution and/or 12b-1 fees, and other expenses, but do not include any redemption fees that may be imposed by various funds. More detail concerning each of the fund’s fees and expenses is contained in the prospectus for each fund.
TOTAL ANNUAL FUND OPERATING EXPENSES
	Minimum	Maximum
Gross Annual Fund Operating Expenses	0.34%	3.59%
Net Annual Fund Operating Expenses[1]	0.34%	3.59%
[1]	Advisors and/or other service providers to the funds may have contractually agreed to reduce the management fees or reimburse certain fees and expenses for certain funds. The Gross Total Annual Fund Operating Expenses shown in the first row of the table do not reflect the effect of any fee reductions or reimbursements. The Net Annual Fund Operating Expenses shown in the second row reflects the effect of fee reductions and waiver arrangements that are contractually in effect at least through April 30, 2015. There can be no assurance that any contractual arrangement will extend beyond its current terms and you should know that these arrangements may exclude certain extraordinary expenses. See each fund’s prospectus for details about the annual operating expenses of that fund and any waiver or reimbursement arrangements that may be in effect.
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EXPENSE EXAMPLES
These examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, maximum annual administrative charges, maximum transfer charges, maximum contract fees, maximum of all applicable riders and benefit fees, separate account annual expenses and the maximum annual fund operating expenses that were charged for the year ended 12/31/13.
The examples assume that you invest $10,000 in the contract for the time periods indicated. The examples also assume that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the funds and that you have allocated all of your contract value to the fund with the maximum total operating expenses. Although your actual costs may be higher or lower based on these assumptions, your costs are shown in the table below.
(1)	If you surrender your contract at the end of the applicable time period, your maximum costs would be:

1 Year	3 Years	5 Years	10 Years
$1,128	$1,945	$2,762	$4,987
(2)	If you annuitize your contract at the end of the applicable time period, your maximum costs would be:

1 Year	3 Years	5 Years	10 Years
$1,128	$1,945	$2,492	$4,987
(3)	If you do not surrender your contract, your maximum costs would be:

1 Year	3 Years	5 Years	10 Years
$498	$1,495	$2,492	$4,987
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Contract Summary

This prospectus contains information about all the material rights and features of the annuity contract that you should understand before investing. This summary describes the general provisions of the annuity contract.
Overview
The contract is intended for those seeking income and for those seeking long-term tax-deferred accumulation of assets to provide income for retirement or other purposes. Those considering the contract for other purposes should consult with their tax advisors. Participants in qualified plans and IRAs should note that this contract does not provide any additional tax deferral benefits beyond those provided by the qualified plan or IRA and should not consider the contract for its tax treatment, but for its investment and annuity benefits.
For more information, see “Purchase of Contracts.”
The contract offers a combination of variable and fixed investment options. Investments in the variable options provide results that vary and depend upon the performance of the underlying funds. The owner assumes the risk of gain or loss according to the performance of the underlying funds. Investments in the GIA or MVA provide guaranteed interest earnings subject to certain conditions. There is no guarantee that the contract value will equal or exceed payments made under the contract at maturity date. For more information, see “The Variable Investment Options,” “GIA” and “MVA.”
You also may select from many different variable and fixed annuity payout options, some of which offer retirement income payments that you cannot outlive. See “The Annuity Period—Annuity Options.”
Suitability
Annuities are designed for long-term financial planning and are not designed for short-term investment strategies. Make sure you understand all the options for payment and how long you must wait before annuity payments begin. While an annuity offers the potential for appreciation, fees, charges, and poor investment performance can negatively affect the value of your annuity. You bear the investment risk, whether a gain or loss, for any contract value allocated to the Separate Account.
Annuities do not provide any additional tax deferred advantages when they fund a qualified plan, or an IRA. If your only or main investment objective for your qualified plan or IRA is tax deferral, an annuity product may be more expensive than other products providing tax deferred benefits.
Replacements
Replacing your existing variable annuity contract(s) with this contract may not be to your advantage. Talk with your registered representative before you replace any existing contract. Carefully compare the risks, charges, and benefits of your existing contract to this contract to determine if a replacement benefits you. Replacing your contract could result in adverse tax consequences. Consult with your tax professional. Once you have replaced your contract, you generally cannot reinstate it unless state law requires the insurer to do so, even if you choose not to accept your new contract during your “free look” period.
Conflicts of Interest
Broker-dealers and registered representatives often sell products issued by several different and unaffiliated insurance companies. The amount of compensation payable to them may vary significantly. Compensation paid to a broker-dealer or registered representative also varies between products issued by the same insurance company. This includes additional compensation payable as part of certain service arrangements. A broker-dealer and its registered representatives may have an incentive to promote or sell one product over another depending on these differences in the compensation. As a result, you may potentially be sold a product that does not best suit your needs. Talk to your registered representative about potential conflicts of interest created by varying compensation plans. More information about the types of compensation arrangements we offer is contained in the “Sales of Variable Accumulation Contracts” section of this prospectus.
Investment Features
Flexible Premium Payments
❖	You may make premium payments anytime until the maturity date for non-qualified contracts. For IRA/qualified plan contracts, there are federal limitations regarding premium payments after a set age.
❖	You can vary the amount and frequency of your premium payments for non-qualified contracts. For IRA/qualified plan contracts, there are federal limitations regarding the amount of premium payments.
❖	Other than the Minimum Initial Payment, there are no required premium payments.
Minimum Premium Payment
❖	Generally, the Minimum Initial Payment is $1,000.
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Allocation of Premiums and Contract Value
❖	Premium payments are invested in one or more of the investment options, GIA and the MVA. Each investment option invests directly in a mutual fund. Effective May 1, 2013, the MVA is not available for any new investment. Each investment option invests directly in a professionally managed fund.
❖	Prior to the Maturity Date, you may elect to transfer all or any part of the Contract Value among one or more investment options or the GIA, subject to the limitations established for the GIA and the restrictions related to disruptive trading and market timing. After the Maturity Date under variable annuity payment options, you may elect to transfer all or any part of the Contract Value among one or more investment options. For more information, refer to “GIA,” “Internet, Interactive Voice Response and Telephone Transfers,” and “Market Timing and Other Disruptive Trading.”
❖	Transfers between the investment options are subject to disruptive trading and market timing restrictions. For more information, see “Market Timing and Other Disruptive Trading.” Transfers from the MVA may be subject to market value adjustments and are subject to certain rules. For more information see “MVA.”
❖	The contract value allocated to the investment options varies with the investment performance of the funds and is not guaranteed.
❖	You may also elect an asset allocation or strategic program through which to allocate your premiums and contract value. Participation in a program is optional. Although we may offer other programs in the future, whether those programs will be made available to both current and prospective policy owners will be determined at the sole discretion of the Company. For more information on the programs, refer to the section on “Asset Allocation and Strategic Programs” under “The Accumulation Period.”
Withdrawals
❖	You may partially or fully surrender the contract anytime for its contract value less any applicable surrender charge and premium tax.
❖	Each year you may withdraw part of (partially surrender) your Contract Value free of any surrender charges. During the first contract year, you may withdraw the greater of 10% of the Contract Value as of the date of the first partial surrender or the amount of the “Required Minimum Distribution” (“RMD”), as defined in the Internal Revenue Code without a surrender charge.
❖	Withdrawals may be subject to income tax on any gains plus a 10% penalty tax if the Contract Owner is under age 59½. See “Federal Income Taxes.” In addition, withdrawals (lifetime and after death) may be included in the definition of “net investment income” for purposes of section 1411 of the Internal Revenue Code. If section 1411 applies to the income, in addition to income tax, there is an additional tax of 3.8 percent. Section 1411 is imposed only on taxpayers whose income exceeds a stated threshold amount.
Death Benefit
The contract provides for payment on the death of the owner or the annuitant anytime before the maturity date of the contract.
Deductions and Charges
From the Contract Value
❖	Annual Administrative Charge—maximum of $35 each year. For more information, see “Deductions and Charges.”
❖	Market Value Adjustment—any withdrawal from the MVA is subject to a market value adjustment and is taken from the withdrawal amount. For more information, see “MVA.”
❖	Surrender Charges—may occur when you surrender your contract or request a withdrawal if the assets have not been held under the contract for a specified period of time. If we impose a surrender charge, it is deducted from amounts withdrawn. The surrender charge is designed to recover the expense of distributing contracts that are terminated before distribution expenses have been recouped from revenue generated by these contracts. No surrender charges are taken upon the death of the owner before the maturity date. A declining surrender charge is assessed on withdrawals in excess of the free withdrawal amount, based on the date the premium payments are deposited:

Percent	7%	6%	5%	4%	3%	2%	1%	0%
Age of Payment in Complete Years	0	1	2	3	4	5	6	7+

For more information, see “Deductions and Charges.”
❖	Taxes—taken from the contract value upon premium payment or commencement of annuity payments.
•	PHL Variable will reimburse itself for such taxes on the date of a partial withdrawal, surrender of the contract, maturity date or payment of death proceeds. See “Tax” and Appendix B.
❖	Transfer Charge—currently, there is no transfer charge, however, we reserve the right to charge up to $20 per transfer after the first 12 transfers each contract year. For more information, see “Deductions and Charges.”
From the Separate Account
❖	Daily administrative fee—currently 0.125% annually. For more information, see “Deductions and Charges.”
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❖	Mortality and expense risk fee—1.25% annually. For more information, see “Deductions and Charges.”
Other Charges or Deductions
In addition, certain charges are deducted from the assets of the funds for investment management services. For more information, see the fund prospectuses.
Additional Information
Free Look Period
We may mail the contract to you or we may deliver it to you in person. You may return a contract for any reason within ten days after you receive it and receive in cash the adjusted Contract Value less any charges. (A longer Free Look Period may be required by your state.) If a portion or all of your initial premium payment has been allocated to the GIA, we also will refund any earned interest. However, if applicable state or federal law requires a return of premium payments less any withdrawals, we will return the greater of premium payments less any withdrawals or the Contract Value less any applicable surrender charges.
Termination
If on any valuation date the total contract value equals zero, or, the premium tax reimbursement due on a surrender or partial withdrawal is greater than or equal to the contract value, the contract will immediately terminate without value.
Accumulation Unit Values

Accumulation unit values give the historical value for a single unit of each of the available investment options and the number of units outstanding at the end of each of the past ten years, or since the investment option began operations, if less. These tables are highlights only.
More information, including the Separate Account and Company financial statements, is in the SAI and in the annual report. You may obtain a copy of the SAI by calling the Annuity Operations Division at 1-800-541-0171.
Financial Statements

The financial statements of PHL Variable Accumulation Account as of December 31, 2013 which include the statements of assets and liabilities as of the year then ended, the results of each of their operations for the period then ended, the changes in net assets for each of the periods then ended, and the financial highlights for each of the periods indicated, and the financial statements of PHL Variable Insurance Company as of December 31, 2013 and 2012, and for each of the three years in the period ended December 31, 2013 are contained in the Statement of Additional Information (SAI), which you can get free of charge by calling the toll free number given on page one, by writing to us at Phoenix Variable Products Mail Operations, P.O. Box 8027, Boston MA 02266-8027, or by visiting our website www.phoenixwm.com*. In addition, the SAI is available on the SEC’s website at www.sec.gov.
The audit of the Company’s financial statements prepared in accordance with generally accepted accounting principles in the United States (“U.S. GAAP”) for the year ended December 31, 2013 has been completed. As a result, you should rely on such U.S. GAAP financial statements in assessing the Company’s ability to meet its obligations under the contracts. You should not consider them as bearing on the investment performance of the assets held in the Separate Account.
In May, 2014, we mailed to you the Separate Account U.S. GAAP Financial Statements for the year ended December 31, 2013.
The U.S. GAAP financial statements of the Company for the years ended December 31, 2013, 2012 and 2011, the Separate Account U.S. GAAP Financial Statements for the year ended December 31, 2013 and the Company’s Annual Report on Form 10-K for the year ended December 31, 2013 (the “2013 Form 10-K”) are available to you free of charge by calling 1-800-541-0171, by writing to us at Phoenix Variable Products Mail Operation, P.O. Box 8027, Boston, MA 02266-8027, or by visiting our website at www.phoenixwm.com under “Products/Product Prospectuses.”
The 2013 Form 10-K contains the Company’s U.S. GAAP financial statements for the years ended December 31, 2013, 2012 and 2011 and other important information, including Management’s Report on Internal Control over Financial Reporting and progress on the Company’s plan for enhancing its internal controls. Management concluded that the material weaknesses noted below were first identified and reported in the 2012 Form 10-K and were not fully remediated as of December 31, 2013 due to insufficient time to fully evaluate, implement and assess the design and operating effectiveness of the related controls. As disclosed in the 2013 Form 10-K, management concluded that there were material weaknesses that included deficiencies in the period-end financial reporting process including the processing of journal entries and the preparation and review of account reconciliations, insufficient complement of personnel with a level of accounting knowledge commensurate with the Company’s financial reporting requirements and ineffective monitoring and review activities. These material weaknesses also contributed to the following material weaknesses in internal control over financial reporting which have been identified and included in management’s assessment as of December 31, 2013: actuarial finance and valuation, investments, reinsurance accounting, cash flows and changes in classifications, and access to applications and data.
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However, management has developed a plan for the implementation of remediation efforts that it believes will remediate these matters. Management’s evaluation of the Company’s disclosure controls and procedures, as well as management’s remediation initiatives, are described in “Item 9A:Controls and Procedures” in Part II of the 2013 Form 10-K.
Information About Restatement of the Company’s U.S. GAAP Financial Statements and Delayed SEC Filings
PHL Variable filed a Current Report on Form 8-K with the Securities and Exchange Commission (the “SEC”) on September 18, 2012 (as was amended by Forms 8-K/A filed by PHL Variable on November 8, 2012, March 15, 2013 and April 24, 2013, respectively) disclosing its conclusion that certain of its previously issued annual audited and interim unaudited financial statements contained in its historical Annual Reports on Form 10-K and Quarterly Reports on Form 10-Q filed prior to September 18, 2012 should no longer be relied upon and should be restated (the “Restatement”). On April 25, 2014, PHL Variable filed its Annual Report on Form 10-K for the year ended December 31, 2012 (the “2012 Form 10-K”) with the SEC containing the Restatement. In May 2013, we mailed financial statements of the PHL Variable Accumulation Account as of December 31, 2012, to you. The 2012 Form 10-K contains the Company’s US GAAP financial statements as of December 31, 2012. You may obtain a copy of the Company’s 2012 financial statements free of charge by calling 1-800-541-0171, by writing to us at Phoenix Variable Products Mail Operation, P.O. Box 8027, Boston, MA 02266-8027, or by visiting our website at www.phoenixwm.com* under “Products/Product Prospectuses.”
Phoenix and PHL Variable are subject to an SEC Order Instituting Cease-and-Desist Proceedings Pursuant to Section 21C of the Securities Exchange Act of 1934, Making Findings, and Imposing a Cease-and-Desist Order which was approved by the SEC on March 21, 2014 (the “March 2014 Order”) and was subsequently amended by an amended Order approved by the SEC in August 2014 (the “Amended Order”). Except as amended by the Amended Order, the March 2014 Order remains in effect. The March 2014 Order, as amended by the Amended Order, directed Phoenix and PHL Variable to cease and desist from committing or causing any violations and any future violations of Section 13(a) of the Exchange Act and Rules 13a-1 and 13a-13 thereunder and Section 15(d) of the Exchange Act and Rules 15d-1 and 15d-13 thereunder, imposed civil monetary penalties of $475,000 on each of Phoenix and PHL Variable, which have been paid, and requires Phoenix and PHL Variable to file their respective delayed SEC periodic reports with the SEC in accordance with schedules set forth in the Amended Order. The Amended Order provides that any failure by Phoenix or PHL Variable to comply with these schedules with respect to any Phoenix or PHL Variable periodic report covered by the Amended Order will result in the imposition of the following additional monetary penalties with respect to such filing: $20,000 per filing for the first week in which a filing is delinquent, plus, for each week or partial week thereafter an additional amount equal to the sum of a) $20,000 and b) $5,000 multiplied by the number of complete weeks that the filing has been delinquent before the week in which the late filing is made.
The following table sets forth the deadlines in the Amended Order for Phoenix’s SEC periodic reports:
PNX Timetable of SEC Periodic Reports
Form	Period	Amended Deadline
10-K	Year ended December 31, 2013	August 6, 2014
10-Q	Quarterly Period ended March 31, 2013	September 10, 2014
10-Q	Quarterly Period ended June 30, 2013	September 10, 2014
10-Q	Quarterly Period ended September 30, 2013	September 10, 2014
10-Q	Quarterly Period ended March 31, 2014	October 17, 2014
10-Q	Quarterly Period ended June 30, 2014	October 24, 2014
10-Q	Quarterly Period ended September 30, 2014	December 5, 2014

As of the date of filing of its Quarterly Report on Form 10-Q for the period ended June 30, 2014, Phoenix believes it will become a timely filer with the filing of its Annual Report on Form 10-K for the year ending December 31, 2014. Phoenix filed its Annual Report on Form 10-K for the year ended December 31, 2013 with the SEC on August 6, 2014, filed its Quarterly Reports on Form 10-Q for the periods ended March 31, 2013, June 30, 2013 and September 30, 2013 with the SEC on September 11, 2014, filed its Quarterly Report on Form 10-Q for the period ended March 31, 2014 with the SEC on October 17, 2014, and filed its Quarterly Report on Form 10-Q for the period ended June 30, 2014 with the SEC on November 7, 2014.
The following table sets forth the deadlines in the Amended Order for PHL Variable’s SEC periodic reports:
Company Timetable of SEC Periodic Reports
Form	Period	Amended Deadline
10-K	Year ended December 31, 2013	August 22, 2014
10-Q	Quarterly Period ended March 31, 2013	September 12, 2014
10-Q	Quarterly Period ended June 30, 2013	September 12, 2014
10-Q	Quarterly Period ended September 30, 2013	September 12, 2014
10-Q	Quarterly Period ended March 31, 2014	October 21, 2014
10-Q	Quarterly Period ended June 30, 2014	October 28, 2014
10-Q	Quarterly Period ended September 30, 2014	December 12, 2014
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As of the date of filing of its Quarterly Report on Form 10-Q for the period ended June 30, 2014, PHL Variable believes it will become a timely filer with the filing of its Annual Report on Form 10-K for the year ending December 31, 2014. PHL Variable filed its Annual Report on Form 10-K for the year ended December 31, 2013 with the SEC on August 22, 2014, filed its Quarterly Reports on Form 10-Q for the periods ended March 31, 2013, June 30, 2013 and September 30, 2013 with the SEC on September 12, 2014, filed its quarterly report for the period ended March 31, 2014 with the SEC on October 21, 2014, and filed its Quarterly Report on Form 10-Q for the period ended June 30, 2014 with the SEC on November 7, 2014.
On November 7, 2014, each of Phoenix and PHL Variable filed a Notification of Late Filing on Form 12b-25 with the SEC disclosing that it would be unable to timely file its respective Quarterly Report on Form 10-Q for the period ended September 30, 2014 with the SEC.
Performance History

We may include the performance history of the investment options in advertisements, sales literature or reports. Performance information about each investment option is based on past performance only and is not an indication of future performance. Historical returns are usually calculated for one year, five years and ten years. If the investment option has not been in existence for at least one year, returns are calculated from inception of the investment option. Standardized average annual total return is measured by comparing the value of a hypothetical $1,000 investment in the investment option at the beginning of the relevant period to the value of the investment at the end of the period, assuming the reinvestment of all distributions at Net Asset Value and the deduction of all applicable contract and surrender charges except for taxes (which may vary by state).
The Variable Accumulation Annuity

The individual deferred variable accumulation annuity contract (the “contract”) issued by PHL Variable is significantly different from a fixed annuity contract in that, unless the GIA or MVA is selected, it is the owner and annuitant under a contract who bear the risk of investment gain or loss rather than PHL Variable. To the extent that payments are not allocated to the GIA or MVA, the amounts that will be available for annuity payments under a contract will depend on the investment performance of the amounts allocated to the investment options. Upon the maturity of a contract, the amounts held under a contract will continue to be invested in the Separate Account and monthly annuity payments will vary in accordance with the investment experience of the investment options selected. However, a fixed annuity may be elected, in which case the amounts held under a contract will be transferred to the General Account of PHL Variable and PHL Variable will guarantee specified monthly annuity payments.
PHL Variable and the Separate Account

We are PHL Variable Insurance Company, a Connecticut stock life insurance company incorporated on July 15, 1981. Our executive and our administrative offices are located at One American Row, Hartford, Connecticut, 06102-5056. PHL Variable Insurance Company is a life insurance company that provides life insurance and annuity products. It is a wholly owned subsidiary of PM Holdings, Inc., and PM Holdings, Inc. is a wholly owned subsidiary of Phoenix Life Insurance Company (“Phoenix Life”), which is a wholly owned subsidiary of The Phoenix Companies, Inc. (“PNX” or “Phoenix”), a New York Stock Exchange listed company.
On December 7, 1994, we established the Separate Account, a separate account created under the insurance laws of Connecticut. The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the “1940 Act”) and it meets the definition of a “separate account” under the 1940 Act. Registration under the 1940 Act does not involve supervision by the SEC of the management or investment practices or policies of the Separate Account or of PHL Variable.
The Separate Account has several investment options with varying degrees of investment risk. You may make contributions to the Separate Account but you assume all of the investment risk for the contract value that you contribute and allocate to the Separate Account. The MVA, which was closed to new investment effective May 1, 2013, is a non-unitized separate account established pursuant to Connecticut insurance law. For more complete information see the “MVA” section below. Under Connecticut law these Separate Account assets are segregated from our general account and all income, gains or losses, whether or not realized, of the Separate Account must be credited to or charged against the amounts placed in the Separate Account without regard to the other income, gains and losses from any other business or activity of the insurer. The assets of the Separate Account may not be used to pay liabilities arising out of any other business that an insurer conducts and as such are insulated from the creditors of the insurer. However, the assets in the Separate Account are attributable to more than one variable annuity product or to more than one variable life insurance product that we sell. Therefore, although these assets are insulated from our creditors, they all may be used to support Separate Account obligations. To the extent that the assets in the Separate Account become deficient for any reason, we will transfer assets from our General Account to the extent they are available. We reserve the right to add, remove, modify, or substitute any investment option in the Separate Account.
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Obligations under the contracts are obligations of PHL Variable Insurance Company. You may make contributions to the GIA which is supported by the assets in PHL Variable’s general account and such contributions are not invested in the Separate Account. The GIA is part of the general account of PHL Variable (the “General Account”). The General Account supports all insurance and annuity obligations of PHL Variable and is made up of all of its general assets other than those allocated to any separate account such as the Separate Account. For more complete information, see the “GIA” section below.
Contract Guarantees
Any guarantee under the contract, such as interest credited to the GIA or MVA (if available in your contract), or any guarantees provided by a rider are paid from our general account. Therefore, any amounts that we may pay under the contract as part of a guarantee are subject to our long-term ability to make such payments. The assets of the Separate Account are available to cover the liabilities of our General Account to the extent that the Separate Account assets exceed the Separate Account liabilities arising under the contracts supported by it. Under Connecticut law, insurance companies are required to hold a specified amount of reserves in order to meet the contractual obligations of their general account to contract owners. State insurance regulators also require insurance companies to maintain a minimum amount of capital, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer’s operations. These risks include those associated with losses that an insurer could incur as the result of its own investment of its general account assets, which could include bonds, mortgages, general real estate investments, and stocks. Useful information about the Company’s financial strength may be found on our website, www.phoenixwm.com*, located under “About Us”/”Ratings.” This website location also includes financial strength ratings assigned to us by one or more independent rating organizations, along with each such organization’s view regarding the potential future direction of the Company’s rating.
The Variable Investment Options

You choose the variable investment options to which you allocate your premium payments. These variable investment options are investment options of the Separate Account. The investment options invest in the underlying funds. You are not investing directly in the underlying fund. Each underlying fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. These underlying funds are not publicly traded and are offered only through variable annuity and variable life insurance products, or directly to tax qualified plans. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, or directly to tax qualified plans, although the investment practices and fund names may be similar, and the portfolio managers may be identical. Accordingly, the performance of the underlying fund is likely to be different from that of the retail mutual fund, and you should not compare the two.
The underlying funds offered through this product are selected by the Company based on several criteria, including asset class coverage, the strength of the manager’s reputation and tenure, brand recognition, performance, and the capability and qualification of each sponsoring investment firm. Another factor the Company considers during the initial selection process is whether the underlying fund or an affiliate of the underlying fund will compensate the Company for providing administrative, marketing, and support services that would otherwise be provided by the underlying fund, the underlying fund’s investment advisor, or its distributor. Finally, when the Company develops a variable annuity (or life) product in cooperation with a fund family or distributor (e.g. a “private label” product), the Company will generally include underlying funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from the Company’s selection criteria.
Each underlying fund is reviewed periodically after having been selected. Upon review, the Company may remove an underlying fund or restrict allocation of additional premium payments to an underlying fund if the Company determines the underlying fund no longer meets one or more of the criteria and/or if the underlying fund has not attracted significant contract owner assets.
In addition, if any of the underlying funds become unavailable for allocating premium payments, or if we believe that further investment in an underlying fund is inappropriate for the purposes of the Contract, we may substitute another variable investment option. However, we will not make any substitutions without notifying you and obtaining any state and SEC approval, if necessary. From time to time we may make new variable investment options available.
Each investment option of the Separate Account is subject to market fluctuations and the risks that come with the ownership of any security; and there can be no assurance that any Series will achieve its stated investment objective.
You will find detailed information about the underlying funds and their inherent risks in the current prospectuses for the underlying funds. Since each option has varying degrees of risk, please read the prospectuses carefully. There is no assurance that any of the underlying funds will meet its investment objectives. Copies of the fund prospectuses may be obtained by contacting our Annuity Operations Division at the address or telephone number provided on the first page of this prospectus.
Administrative, Marketing and Support Service Fees
The Company and/or the principal underwriter for the Contracts have entered into agreements with the investment adviser, subadviser, distributor, and/or affiliated companies of most of the underlying funds. These agreements compensate the Company and/or the principal underwriter for the Contracts for providing certain administrative, marketing, or other support services to the underlying funds.
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Proceeds of these payments may be used for any corporate purpose, including payment of expenses that the Company and the principal underwriter for the Contracts incur in promoting, issuing, distributing and administering the Contracts. As stated previously, such payments are a factor in choosing which funds to offer in the Company’s variable products. These payments may be significant and the Company and its affiliates may profit from them.
The payments are generally based on a percentage of the average assets of each underlying fund allocated to the variable investment options under the contract or other contracts offered by the Company. The amount of the fee that an underlying fund and its affiliates pay the Company and/or the Company’s affiliates is negotiated and varies with each underlying fund. Aggregate fees relating to the different underlying funds may be as much as 0.40% of the average net assets of an underlying fund attributable to the relevant contracts. A portion of these payments may come from revenue derived from the distribution and/or service fees (12b-1 fees) that are paid by an underlying fund out of its assets as part of its total annual operating expenses and is not paid directly from the assets of your variable insurance product.
These payments reflect in part the administrative service expense savings derived by the funds by having a sole shareholder rather than multiple shareholders in connection with the Separate Account’s investments in the funds.
These administrative services may include, but are not limited to, providing information about the funds from time to time, answering questions concerning the funds, including questions respecting Variable Contract owners’ interests in one or more of the funds, distributing, printing, and mailing of: the underlying funds’ prospectus and any applicable supplement; annual and semi-annual reports; proxy materials (including tabulating and transmitting proxies executed by or on behalf of Variable Contract owner’s); electronic and teleservicing support in connection with the funds; maintenance of investor records reflecting shares purchased, redeemed, transferred and share balances, and conveyance of that information to the fund.
For additional information concerning the available investment options, please see Appendix A.
GIA

In addition to the Separate Account, you may allocate premiums or transfer values to the GIA. Amounts you allocate or transfer to the GIA become part of our general account assets. You do not share in the investment experience of those assets. Rather, we guarantee a minimum rate of return on the allocated amount, as provided under the terms of your product. Although we are not obligated to credit interest at a higher rate than the minimum, we may credit interest at a higher rate than the minimum for new and existing deposits.
We reserve the right to limit total deposits to the GIA, including transfers, to no more than $250,000 during any one-week period per policy.
Prior to the maturity date, you may make transfers into or out of the GIA subject to the restrictions described in this section. In general, you may make only one transfer per year out of the GIA. The amount that can be transferred out is limited to the greater of $1,000 or 25% of the contract value in the GIA as of the date of the transfer. Also, the contract value allocated to the GIA may be transferred out to one or more of the investment options over a consecutive 4-year period according to the following schedule:
❖ Year One:	25% of the total value
❖ Year Two:	33% of remaining value
❖ Year Three:	50% of remaining value
❖ Year Four:	100% of remaining value
Transfers from the GIA to the MVA are not allowed at this time because the MVA is not available for new investment.
Transfers from the GIA may also be subject to other rules as described throughout this prospectus. The GIA is available only during the accumulation phase of your contract.
Because of exemptive and exclusionary provisions, we have not registered interests in our general account under the Securities Act of 1933. Also, we have not registered our general account as an investment company under the 1940 Act, as amended. Therefore, neither the general account nor any of its interests are subject to these Acts, and the SEC has not reviewed the general account disclosures. These disclosures may, however, be subject to certain provisions of the federal securities law regarding accuracy and completeness of statements made in this prospectus.
MVA

As of May 1, 2013, the Market Value Adjusted Guaranteed Interest Account (“MVA” or “MVA Option”) was not available for any new investment. If an existing contract owner has cash value invested in the MVA Option and the guarantee period expires, that existing contract owner must reallocate the value to the then available variable investment options or the Guaranteed Interest Account (“GIA”). If the existing contract owner fails to make this allocation within fifteen (15) days following the end of the guarantee period, the Company will then allocate that value to the GIA and seek further allocation instructions from the existing contract owner. The MVA Option and the GIA are not considered to be variable investment options under the Investment Company Act.
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Any withdrawal from the MVA will be subject to a market value adjustment unless the effective date of the withdrawal is within the window period. The market value adjustment will be applied to the amount being withdrawn after the deduction of any applicable administrative charge and before the deduction of any applicable contingent deferred sales charges (surrender charges). The market value adjustment can be positive or negative. The amount being withdrawn after application of the market value adjustment can be greater than or less than the amount withdrawn before the application of the market value adjustment.
A market value adjustment will not be applied upon the payment of the death benefit.
The market value adjustment will reflect the relationship between the current rate (defined below) for the amount being withdrawn and the guaranteed rate. It is also reflective of the time remaining in the applicable guarantee period. Generally, if the guaranteed rate is equal to or lower than the applicable current rate, the market value adjustment will result in a lower payment upon withdrawal. Conversely, if the guaranteed rate is higher than the applicable current rate, the market value adjustment will produce a higher payment upon withdrawal. Assets allocated to the MVA are not part of the assets allocated to the Separate Account or to PHL Variable’s general account. The availability of the MVA is subject to state approval.
Deductions and Charges

Annual Administrative Charges
We deduct an annual administrative charge from the contract value. This charge is used to reimburse us for some of the administrative expenses we incur in establishing and maintaining the contracts.
The maximum and current annual administrative charge under a contract is $35. A reduced charge may apply in certain situations. We waive this charge for those contracts maintaining contract values in excess of $50,000. This charge is deducted from each investment option, GIA and MVA in which you are invested on a pro rata basis. This charge may be decreased but will never increase. This charge is deducted on the contract anniversary date for services rendered during the preceding contract year. Upon surrender of a contract, the entire annual administrative charge of $35 is deducted regardless of when the surrender occurs. If you elect Payment Options I, J, K, M or N, the annual administrative charge after the maturity date will be deducted from each annuity payment in equal amounts.
We may reduce the annual administrative charges for contracts issued under tax-qualified plans other than IRAs, and for group or sponsored arrangements such as Internal Revenue Code Section 403(b) or 457 Plans. Generally, administrative costs per contract vary with the size of the group or sponsored arrangement, its stability as indicated by its term of existence and certain characteristics of its members, the purposes for which the contracts are purchased and other factors. The amount of reduction will be considered on a case-by-case basis but will be applied in a uniform, nondiscriminatory manner that reflects the reduced administrative costs expected as a result of sales to a particular group or sponsored arrangement.
Daily Administrative Fee
We make a daily deduction charge from the contract value to cover the costs of administration. The current fee is based on an annual rate of 0.125% and is taken against the net assets of the investment options. It compensates the company for administrative expenses that exceed revenues from the annual administrative charge described above. (This fee is not deducted from the GIA or MVA.)
Market Value Adjustment
Any withdrawal from your MVA will be subject to a market value adjustment.
Mortality and Expense Risks Fee
While you bear the investment risk of the variable investment options in which you invest, once the contract has been converted to a fixed annuity, the annuity payments are guaranteed by us. We assume the risk that annuitants as a class may live longer than expected (necessitating a greater number of annuity payments) and that our expenses may be higher than the deductions for such expenses.
In assuming the mortality risk, we agree to continue life annuity payments, determined in accordance with the annuity tables and other provisions of the contract, to the annuitant or other payee for as long as he or she may live.
To compensate for assuming these risks, we charge each investment option the daily equivalent of .40% annually of the current value of the investment option’s net assets for mortality risks assumed and the daily equivalent of .85% annually for expense risks assumed. (See the contract schedule pages.) No mortality and expense risk charge is deducted from the GIA or MVA. If the charges prove insufficient to cover actual insurance underwriting costs and excess administrative costs, then the loss will be borne by us; conversely, if the amount deducted proves more than sufficient, the excess will be a profit to PHL Variable.
We have concluded that there is a reasonable likelihood that the distribution financing arrangement being used in connection with the contract will benefit the Separate Account and the contract owners.
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Surrender Charges
A surrender charge may apply to withdrawals or a full surrender of the contract prior to the Maturity Date or after the Maturity Date under Variable Annuity Payment Options K or L. The amount (if any) of a surrender charge depends on whether your payments are held under the contract for a certain period of time. The surrender charge is designed to recover the expense of distributing contracts that are terminated before distribution expenses have been recouped from revenue generated by these contracts. These are contingent charges because they are paid only if you surrender your contract. They are deferred charges because they are not deducted from premiums. The surrender charge schedule is shown in the chart below. No surrender charge will be taken from death proceeds. Surrender charges will also be waived when you begin taking annuity payments provided your contract has been in effect for five years. No surrender charge will be taken after the annuity period has begun except with respect to unscheduled withdrawals under Annuity Payment Option K or L below. See “Annuity Options.” Any surrender charge is imposed on a first-in, first-out basis.
Up to 10% of the Contract Value may be withdrawn in a contract year, either in a lump sum or by multiple scheduled or unscheduled amounts without the imposition of a surrender charge. If the RMD is greater than 10% of the Contract Value, the RMD, as defined in the Code may be made without a surrender charge. During the first contract year, the 10% withdrawal without a surrender charge will be determined based on the contract value at the time of the first partial withdrawal. In subsequent years, the 10% will be based on the previous contract anniversary value. The deduction for surrender charges, expressed as a percentage of the amount withdrawn in excess of the 10% allowable amount, is as follows:
Percent	7%	6%	5%	4%	3%	2%	1%	0%
Age of Payment in Complete Years	0	1	2	3	4	5	6	7+

If the annuitant or owner dies before the maturity date of the contract, the surrender charge described in the table above will not apply.
The total deferred surrender charges on a contract will never exceed 9% of total payments, and the applicable level of surrender charge cannot be changed with respect to outstanding contracts. Surrender charges imposed in connection with partial surrenders will be deducted from the investment options, GIA and MVA on a pro rata basis. Any distribution costs not paid for by surrender charges will be paid by PHL Variable from the assets of the General Account.
Tax
Tax is considered to be any tax charged by a state or municipality on premium payments, whether or not characterized as purchase payment premium tax (or premium tax). It is also other state or local taxes imposed or any other governmental fees which may be required based on the laws of the state or municipality of delivery, the owner’s state or municipality of residence on the contract date. Taxes on premium payments currently range from 0% to 3.5% (the amount of state premium payment tax, if any, will vary from state to state), depending on the state. We will pay any premium payment tax, any other state or local taxes imposed or other governmental fee due and will only reimburse ourselves upon the remittance to the applicable state. For a list of states and taxes, see “Appendix B.”
We reserve the right, when calculating unit values, to deduct a credit or fee with respect to any taxes we have paid for or reserved during the valuation period that we determine to be attributable to the operation of a fund. There are currently no federal taxes charged on premium payments for which we are presently making any deduction.
Transfer Charge
Currently, there is no charge for transfers; however, we reserve the right to charge a transfer fee of up to $20 per transfer after the first 12 transfers in each contract year to defray administrative costs.
Other Charges
As compensation for investment management services, the Advisors to the funds are entitled to a fee, payable monthly and based on an annual percentage of the average daily net asset values of each series. These fund charges and other fund expenses are described more fully in the fund prospectuses.
The Accumulation Period

The accumulation period is that time before annuity payments begin that your payments into the contract remain invested.
Accumulation Units
An accumulation unit is used to calculate the value of a contract. Each investment option has a corresponding accumulation unit value. Additional premium payments allocated to investment options are used to purchase accumulation units of the investment option(s), at the value of such units next determined after the receipt of the premium payment at our Annuity Operations Division. The number of accumulation units of an investment option purchased with a specific premium payment will be determined by dividing the premium payment by the value of an accumulation unit in that investment option next determined after receipt of the premium payment. The value of the accumulation units of an investment option will vary depending upon the investment performance of the applicable series of the funds, the expenses charged against the fund and the charges and deductions made against the investment option.
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Accumulation Unit Values
On any date before the maturity date of the contract, the total value of the accumulation units in an investment option can be computed by multiplying the number of such units by the value of an accumulation unit on that date. The value of an accumulation unit on a day other than a valuation date is the value of the accumulation unit on the next valuation date. The number of accumulation units credited to you in each investment option and their current value will be reported to you at least annually.
Purchase of Contracts
We require minimum initial payments of:
❖	Non-qualified plans—$1,000
❖	Qualified Plans/IRAs—$1,000
The initial payment is due and payable before the contract becomes effective. Generally, we require minimum subsequent payments of $25. An automated payment or bank draft service may be available under certain, very limited circumstances. Contact our Annuity Operations Division for information regarding this service.
The minimum age of the proposed owner to purchase a Contract is the age of majority in the state where the Contract is being purchased, or a guardian must act on your behalf. Generally, a contract may not be purchased for a proposed annuitant who is 81 years of age or older. Total payments in excess of $1,000,000 cannot be made without the permission of PHL Variable. While the annuitant is living and the contract is in force, payments may be made anytime before the maturity date of a contract for non-qualified contracts. If the contract is an IRA/qualified plan, federal law limits the age after which further premium payments are permitted and the amount of premium payments.
Your initial payments will be applied within two business days of our receipt if the application for a contract is complete. If an incomplete application is completed within five business days of receipt by our Annuity Operations Division, your payment will be applied within two business days of the completion of the application. If our Annuity Operations Division does not accept the application within five business days or if an order form is not completed within five business days of receipt by our Annuity Operations Division, then your payment will be immediately returned. You may request us to hold your premium payment after the five day period while the application is completed and within two business days after completion we will apply your premium payment. Please note that prior to the completion of your application or order form, we will hold the premium in a suspense account, which is a noninterest bearing account. Additional payments allocated to the GIA are deposited on the date of receipt of payment at our Annuity Operations Division. Additional payments allocated to investment options are used to purchase accumulation units of the investment option(s), at the value of such Units next determined after the receipt of the payment at our Annuity Operations Division.
Payments received under the contracts will be allocated in any combination to any investment option, GIA or MVA, in the proportion specified in the application for the contract or as otherwise indicated by you from time to time. Initial payments may, under certain circumstances, be allocated to the money market investment option. See “Free Look Period.” Changes in the allocation of payments will be effective as of receipt by our Annuity Operations Division of notice of election in a form satisfactory to PHL Variable and will apply to any payments accompanying such notice or made subsequent to the receipt of the notice, unless otherwise requested by you.
For certain eligible groups, we may reduce the initial or subsequent payment amount we accept for a contract. Qualifications for such reduction follow:
❖	the makeup and size of the prospective group; or
❖	the method and frequency of payments; and
❖	the amount of compensation to be paid to Registered Representative(s) on each payment.
Any reduction will not unfairly discriminate against any person. We will make any such reduction according to our own rules in effect at the time the payment is received. We reserve the right to change these rules from time to time.
Additional Programs
You may elect any of the additional programs described below at no charge and at any time. We may discontinue, modify or amend these programs as well as offer new programs in the future.
Asset Allocation and Strategic Programs
Asset allocation and strategic programs (referred to as “programs” throughout this section) are intended to optimize the selection of investment options for a given level of risk tolerance, in order to attempt to maximize returns and limit the effects of market volatility. The programs reflect the philosophy that diversification among asset classes may help reduce volatility and boost returns over the long term. An asset class is a category of investments that have similar characteristics, such as stocks, or bonds. Within asset classes there are often further divisions. For example, there may be divisions according to the size of the issuer (large cap, mid cap, small cap) or type of issuer (government, corporate, municipal).
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We currently offer the following programs: Franklin Templeton Founding Investment Strategy, Franklin Templeton Perspectives Allocation Model, Phoenix-Ibbotson Strategic Asset Allocation, and Phoenix Dynamic Asset Allocation Series which are described below. For ease of reference, throughout this section of the prospectus, we refer to these asset allocation and strategic programs, simply as “programs”, and we refer to the asset allocation options available within the programs, as “options.” There is presently no additional charge for participating in these programs and options. We may, on a prospective basis, charge fees for individual programs and may vary fees among the available programs.
You may participate in only one program at a time. Subject to regulatory requirements and approvals, in the future we may modify or eliminate any existing program or option, or may offer other asset allocation services which, at our discretion, may be available to current and/or prospective contract owners. For the most current information on any program or option, please contact your registered representative.
Selecting a Program and Option
If you are interested in adding a program, consult with your registered representative to discuss your choices. For certain programs, a questionnaire may be used to help you and your registered representative assess your financial needs, investment time horizon, and risk tolerance. You should periodically review these factors to determine if you need to change programs or options. You may at any time switch your current program or option, as well as to any modified or new programs or options the Company may make available. You may cancel your participation in a program at any time, and later re-enroll in a program, after first consulting with your registered representative and then contacting our Annuity Operations Division. If a program is eliminated, you will receive notice and you may choose, in consultation with your registered representative, among the other programs available at that time.
The following programs are currently available:
❖	AllianceBernstein VPS Balanced Wealth Strategy Portfolio
The AllianceBernstein VPS Balanced Wealth Strategy portfolio targets a weighting of 60% equity securities and 40% debt securities with a goal of providing moderate upside potential without excessive volatility. Investments in real estate investment trusts, or REITs, are deemed to be 50% equity and 50% fixed-income for purposes of the overall target blend of the portfolio. The targeted blend for the non-REIT portion of the equity component is an equal weighting of growth and value stocks. This asset allocation option is rebalanced as necessary in response to markets.
❖	Franklin Templeton Founding Investment Strategy
Through the Franklin Templeton Founding Investment Strategy, premium payments and Contract Value are allocated to the three investment options as listed below. On a monthly basis, we will rebalance the Contract Value allocated to the three investment options back to the original allocation percentages in each investment option.
•	Franklin Income VIP Fund—34%
•	Franklin Mutual Shares VIP Fund—33%
•	Templeton Growth VIP Fund—33%
❖	Franklin Templeton Perspectives Allocation Model
Through the Franklin Templeton Perspectives Allocation Model, premium payments and Contract Value are allocated to the three investment options as listed below. On a monthly basis, we will rebalance the Contract Value allocated to the three investment options back to the original allocation percentages in each investment option.
•	Franklin Flex Cap Growth VIP Fund—34%
•	Franklin Mutual Shares VIP Fund—33%
•	Templeton Growth VIP Fund—33%
❖	Phoenix-Ibbotson Strategic Asset Allocation—(Closed to new investors effective June 22, 2009)
PHL Variable and Ibbotson Associates have developed five asset allocation options, each comprised of selected combinations of investment options. Except as noted above, the options approved for use are:
•	Conservative Portfolio which seeks conservation of capital and has a portfolio allocation more heavily weighted in fixed income investments than in equities.
•	Moderately Conservative Portfolio which primarily seeks current income, with capital growth as a secondary objective, and has a portfolio allocation of approximately equal weightings in equities and fixed income investments.
•	Moderate Portfolio which seeks long-term capital growth and current income with emphasis on current growth, and has a portfolio allocation more heavily weighted in equities than in fixed income investments.
•	Moderately Aggressive Portfolio which seeks long-term capital growth with current income as a secondary objective, and has more than three quarters of the portfolio in equities and less than one quarter in fixed income investments.
•	Aggressive Portfolio which seeks long-term capital growth and is invested primarily in equities.
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On a periodic basis (typically annually), Ibbotson evaluates the options and updates them to respond to market conditions and to ensure style consistency. If you select one of the Phoenix-Ibbotson options, your premium payments (Contract Value for in force policies), however, will not be allocated in accordance with the updated options unless you specifically request we do so. If you elect to participate in this program on and after September 10, 2007, on an annual basis, we will reallocate the Contract Value allocated to the investment options included in the program so that, following this reallocation, the percentage in each investment option equals the percentage originally used for the program. We will make this reallocation effective on the valuation date immediately preceding each anniversary of your contract date for as long as the asset allocation program is in effect for your contract. You should consult with your registered representative for the most current information on this program and the options within the program.
❖	Ibbotson Asset Allocation Series
The Ibbotson Asset Allocation Series (“the Series”) are risk-based portfolios (“Portfolios”) that invest in ETFS, which are typically structured as open-end investment companies or unit investment trusts. The Series were designed on established principles of asset allocation and are intended to provide various levels of potential return for a targeted level of risk. The Series’ asset allocation policy is dynamically managed to consider changes in the economy or markets. The Portfolios in the Series are continuously managed to the asset allocation policy. The Portfolio options approved for use are:
•	Ibbotson Income and Growth ETF Asset Allocation Portfolio – Class II
•	Ibbotson Balanced ETF Asset Allocation Portfolio – Class II
•	Ibbotson Growth ETF Asset Allocation Portfolio – Class II
•	Ibbotson Aggressive Growth ETF Asset Allocation Portfolio – Class II
If you should elect any of the Portfolios listed above, transfers made under these programs will not be counted toward the 12 transfers per year after which we may impose a transfer fee.
If you should elect any of the programs listed below, transfers made under these programs will not reduce the 12 transfers per year limit under this contract.
Asset Rebalancing Program
The Asset Rebalancing Program allows you to specify the percentage levels you would like to maintain among the investment options. Asset Rebalancing does not permit transfers to or from the GIA or the MVA.
We will automatically rebalance contract values among the investment options to maintain your selected allocation percentages. You can choose to have us make these transfers monthly, quarterly, semiannually or annually. These transfers will occur on the date you specify (provided we receive the request in good order), unless the specified date falls on a holiday or weekend, in which case the transfers will occur on the next succeeding Valuation Date. You may start or discontinue this program at any time by submitting a written request or calling our Annuity Operations Division.
The Asset Rebalancing Program does not ensure a profit nor guarantee against a loss in a declining market.
Except as described below, the Asset Rebalancing Program is not available while the Dollar Cost Averaging Program is in effect.
Dollar Cost Averaging Program
The Dollar Cost Averaging Program allows you to systematically transfer a set amount to the investment options or GIA on a monthly, quarterly, semiannual or annual basis. Generally, the minimum initial and subsequent transfer amounts are $25 monthly, $75 quarterly, $150 semiannually or $300 annually. You must have an initial value of $2,000 in the GIA or in the investment option from which funds will be transferred (sending investment option), and if the value in that investment option or the GIA drops below the amount to be transferred, the entire remaining balance will be transferred and no more systematic transfers will be processed. Also, payments of $1,000,000 or more require our approval before we will accept them for processing. Funds may be transferred from only one sending investment option or from the GIA but may be allocated to multiple receiving investment options. Under the Dollar Cost Averaging Program, you may transfer approximately equal amounts from the GIA over a period of 6 months or longer. Transfers under the Dollar Cost Averaging Program are not subject to the general restrictions on transfers from the GIA. This program is not available for the MVA.
Upon completion of the Dollar Cost Averaging Program, you must notify us at 800/541-0171 or in writing to our Annuity Operations Division to start another Dollar Cost Averaging Program.
All transfers under the Dollar Cost Averaging Program will be processed on the date you specify (provided we receive the request in good order). If you do not specify a date, the transfer will be processed on the basis of values next determined after receipt of the transfer request in good order. If either of these dates fall on a holiday or weekend, then the transfer will occur on the next succeeding Valuation Date.
The Dollar Cost Averaging Program is not available to individuals who invest via a bank draft program. Except as described below, the Dollar Cost Averaging Program is not available to individuals while the Asset Rebalancing Program is in effect.
The Dollar Cost Averaging Program does not ensure a profit nor guarantee against a loss in a declining market. There is no cost associated with participating in this program.
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We may at different times offer additional or multiple Dollar Cost Averaging Programs, such as an Enhanced Dollar Cost Averaging Program. If elected, an Enhanced Dollar Cost Averaging Program would entitle you to an enhanced GIA interest rate for value, less applicable contract charges, allocated to the GIA (Net Value) for a specified period of time.
You may cancel an Enhanced Dollar Cost Averaging Program at any time. Choosing to cancel an Enhanced Dollar Cost Averaging Program prior to the end of your chosen program period will not change the enhanced GIA interest rate you are being credited.
All transfers under the Enhanced Dollar Cost Averaging Program will be processed on the basis of values next determined after receipt of the transfer request in good order. If that day falls on a holiday or weekend, then the transfer will be processed on the next succeeding business day.
In the event of an early cancellation the enhanced GIA rate will only be applied to the Net Value allocated to your program from the start date of your program to your cancellation date. The cancellation date is the valuation date we receive your cancellation request in good order at our Annuity Operations Division.
After the cancellation date, you may transfer the Net Value that was invested in the Enhanced Dollar Cost Averaging Program from the GIA to the investment options without being subject to the Maximum GIA Percentage.
We reserve the right to modify, suspend, or terminate any Dollar Cost Averaging Program we offer.
Use of Dollar Cost Averaging with Asset Rebalancing and Allocation Programs
If you elect an Optional Benefit after your contract is issued, you may not participate in any Dollar Cost Averaging or Asset Rebalancing program while the Optional Benefit is in effect. If you are currently in a program of this type, it will terminate on the date the Optional Benefit becomes effective.
If you elect to participate in the Franklin Templeton Perspectives Allocation Model, Franklin Templeton Founding Investment Strategy, or the Phoenix-Ibbotson Strategic Asset Allocation Program then you may also elect to participate in the following programs:
1.	Dollar Cost Averaging or Enhanced Dollar Cost Averaging; and
2.	Asset Rebalancing with monthly rebalancing in the Franklin Templeton Perspectives Allocation Model or the Franklin Templeton Founding Investment Strategy, or Asset Rebalancing with annual rebalancing in the Phoenix-Ibbotson Strategic Asset Allocation Program.
If you elect both the Enhanced Dollar Cost Averaging and the Asset Rebalancing Program, your entire dollar cost averaging transfer amount must be allocated to the Allocation Program in effect for your policy.
Interest Investment Program
We may at different times offer an Interest Investment Program. Under this program, interest earned on premium allocated to the GIA will automatically be transferred out to any of the investment options under the separate account.
You may elect to transfer interest earned on premium allocated to the GIA on a monthly, quarterly, semiannual or annual basis. The amount that we transfer under the program will be based on the interest earned for the period you elect. We will process the automatic transfers on the first day of the month for the period that applies following our receipt of your transfer request. Should the first day of the applicable month fall on a holiday or weekend, we will process the transfer on the next business day.
You must have a value of $10,000 in the GIA at all times to keep this program in effect. If the value in the GIA drops below $10,000 for any reason, then no more automatic transfers will be processed under the program. To start or stop the Interest Investment Program, you must notify us at 800/541-0171 or send a written request to our Annuity Operations Division.
Transfers under the Interest Investment Program are not subject to the general restrictions on transfers from the GIA.
The Interest Investment Program is not available to individuals who invest via a bank draft program or while the Dollar Cost Averaging Program or Asset Rebalancing Program are in effect.
The Interest Investment Program does not ensure a profit nor guarantee against a loss in a declining market. There is no charge associated with participating in this program.
Systematic Withdrawal Program
Prior to the Maturity Date, you may partially withdraw amounts automatically on a monthly, quarterly, semiannual or annual basis under the Systematic Withdrawal Program. You may withdraw a specified dollar amount or a specified percentage. The withdrawals are taken from the Contract Value with each investment option, MVA and GIA bearing a pro rata share. Withdrawals from the MVA may be subject to a market value adjustment.
The minimum withdrawal amount is $100. Withdrawals will be processed on the date you specify (provided we receive the request in good order) unless the specified date falls on a holiday or weekend, in which case the transfers will occur on the next succeeding Valuation Date. If no date is specified by you, then withdrawals will be processed on each monthly contract anniversary. Any applicable premium tax and surrender charges will be applied to the withdrawal.
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You may start or terminate this program by sending written instructions to our Annuity Operations Division in the manner and format specified by us. This program is not available on or after the Maturity Date. There is no charge for participating in this program.
Surrender of Contract and Withdrawals
If the annuitant is living, amounts held under the contract may be withdrawn in whole or in part prior to the Maturity Date, or after the Maturity Date under Variable Annuity Payment Options K or L.
Prior to the Maturity Date, you may withdraw up to 10% of the Contract Value in a contract year, either in a lump sum or by multiple scheduled or unscheduled withdrawals, without the imposition of a surrender charge. If the RMD is greater than 10% of the Contract Value, the RMD may be made without the imposition of a surrender charge. During the first contract year, the 10% or RMD withdrawal without a surrender charge is available only on contracts issued on or after May 1, 1996, and will be determined based on the Contract Value at the time of the first partial withdrawal. In all subsequent years, the 10% or RMD will be based on the previous contract anniversary value. Withdrawals are subject to income tax on any gain plus a 10% penalty tax if the policyholder is under age 59 ½. See “Federal Income Taxes.”
The appropriate number of Accumulation Units of an investment option will be redeemed at their value next determined after the receipt by our Annuity Operations Division of a written notice in a form satisfactory to us. Accumulation units redeemed in a partial withdrawal from multiple investment options will be redeemed on a pro rata basis unless you designate otherwise. Contract Values in the GIA or MVA will also be withdrawn on a pro rata basis unless you designate otherwise. Withdrawals from the MVA may be subject to the market value adjustment. The resulting cash payment will be made in a single sum, ordinarily within seven days after receipt of such notice. However, redemption and payment may be delayed under certain circumstances. See “Payment Deferral.” There may be adverse tax consequences to certain surrenders and partial withdrawals. See “Surrenders or Withdrawals Prior to the Contract Maturity Date.” Certain restrictions on redemptions are imposed on contracts used in connection with Internal Revenue Code Section 403(b) plans. A deduction for surrender charges may be imposed on partial withdrawals from, and complete surrender of, a contract. See “Surrender Charges.” Any surrender charge imposed is deducted from amounts withdrawn. The surrender charge is calculated on a first-in, first-out basis. In other words, we calculate your surrender charge by assuming your withdrawal is applied to premium payments in the order your premium payments were received.
You must sign a form satisfactory to us to take a withdrawal, surrender, or replace your contract. For your protection, the form must be requested from our Operations Division by you or your agent. The form requested and sent to you for that particular transaction must be returned to the address specified on the form, in order to process the transaction. For your protection, we require a signature guarantee for surrenders, partial withdrawals, or loans (if your contract provides for loans) over $100,000.In addition, there is a possibility that withdrawals may be included in the definition of “net investment income” for purposes of section 1411 of the Internal Revenue Code. If section 1411 applies to the income, in addition to income tax, there is an additional tax of 3.8 percent. Section 1411 is imposed only on taxpayers whose income exceeds a stated threshold amount.
Contract Termination
The contract will terminate without value, if on any valuation date:
❖	The contract value is zero; or
❖	The premium tax reimbursement due on surrender or partial withdrawals is greater than or equal to the contract value (unless any contract value has been applied under one of the variable payment options).
PHL Variable will notify you in writing that the contract has terminated.
Payment Upon Death Before Maturity Date
When is the Death Benefit Payable?
A death benefit is payable when the owner (or primary annuitant when the contract is owned by a non-natural person) dies. If there is more than one owner, a death benefit is payable upon the first owner to die.
Who Receives Payment
❖	Death of an Owner/Annuitant
If the owner/annuitant dies before the contract maturity date, the death benefit will be paid under the contract to the owner/contract beneficiary. If the spouse is the beneficiary, see Spousal Beneficiary Contract Continuance.
❖	Death of an Annuitant who is not the Owner
If the owner and the annuitant are not the same and the annuitant dies prior to the maturity date, the contingent annuitant becomes the annuitant and the contract continues. If there is no contingent annuitant, the death benefit will be paid to the contract beneficiary.
❖	Death of Owner who is not the Annuitant
If the owner who is not the annuitant dies before the contract maturity date, the death benefit will be paid under the contract to the owner’s beneficiary, unless the beneficiary is the spouse and the spouse elects to continue the contract. The survival of the annuitant does not affect this payment. If the spouse is the beneficiary, see Spousal Beneficiary Contract Continuance.
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❖	Spousal Beneficiary Contract Continuance
If the owner/annuitant or owner non-annuitant dies and the spouse of the owner is the named contract beneficiary, the spousal beneficiary can continue the contract as the contract owner. See “Spousal Definition” for further discussion of spousal qualifications.
❖	Contingent Annuitant Contract Continuance
Upon the death of the annuitant who is not the owner provided a contingent annuitant was named prior to the death of the annuitant, the contract will continue with the contingent annuitant becoming the annuitant.
❖	IRAs/Qualified Plan Contracts
Under IRAs/qualified plan contracts, the death benefit is paid at the death of the participant who is the annuitant under the contract. Death benefit payments must satisfy distribution rules. See “Federal Income Taxes—Qualified Plans.”
❖	Ownership of the Contract by a Non-Natural Person
If the owner is not an individual, the death of the primary annuitant is treated as the death of the owner.
Payment Amount
❖	Upon the Death of the Annuitant or Owner/Annuitant who has not yet reached the Maturity Date (age 85)
1.	Death occurring in the first 6-year period following the contract date—the greater of:
a.	100% of payments, less any withdrawals; or
b.	the contract value as of the claim date.
2.	Death occurring in any subsequent 6-year period—the greater of:
a.	the death benefit that would have been payable at the end of the previous 6-year period, plus any payments, less any withdrawals made since that date; or
b.	the contract value as of the claim date.
❖	After the Maturity Date (Annuitant’s 85th birthday)
The death benefit (less any deferred premium tax) equals the contract value (no surrender charge is imposed) on the claim date.
❖	Death of an Owner who is not the Annuitant
Upon the death of an owner who is not the annuitant, the death proceeds will be paid to the owner’s beneficiary. The death benefit is equal to the cash surrender value.
There are a number of options for payment of the death benefit, including lump sum, systematic withdrawals and annuity. If the death benefit amount to be paid is less than $2,000, it will be paid in a single lump sum (see “Annuity Options”). Depending upon state law, the death benefit payment to the beneficiary may be subject to state inheritance or estate taxes and we may be required to pay such taxes prior to distribution. There are specific Internal Revenue Code requirements regarding payment of the death benefits, see “Federal Income Taxes—Distribution at Death.” At all times, the death benefit under this contract will be paid as required by section 72(s) or 401(a) of the Internal Revenue Code, as applicable.
A recipient should consult a legal or tax adviser in selecting among the death benefit payment options.
Retained Asset Account
Death benefit proceeds will be payable in a single lump sum. At the time of payment you may elect to have the full death benefit amount sent to you. Unless otherwise provided for under state law, if you do not elect a single lump sum, the proceeds of the death benefit payable to an individual, trust or estate will be applied to the Phoenix Concierge Account (“PCA”), an interest bearing draft account with check writing privileges. The PCA is generally not offered to corporations or similar entities. You may opt out of the PCA at any time by writing a check from the PCA for the full amount of your balance or by calling our Annuity Service Center. A supplementary contract may be issued when death benefit proceeds are paid through the PCA.
The PCA is part of the general account of Phoenix Life, an affiliated life insurance company. It is not a checking or bank account and is not insured by the FDIC, National Credit Union Share Insurance Fund (“NCUSIF”), or any other state or federal agency which insures deposits. No additional amounts aside from the death benefit may be deposited into the PCA. As part of Phoenix Life’s general account, it is subject to the claims of Phoenix Life’s creditors. Phoenix Life may receive a financial benefit from earnings on amounts left in the PCA. The guarantee of principal is based on the claims-paying ability of Phoenix Life and principal is covered by the state guaranty association. Interest paid on amounts in the PCA is taxable as ordinary income in the year such interest is credited. Amounts in the PCA may become subject to state abandoned and unclaimed property laws. Please consult a tax advisor.
Unclaimed Property
States have abandoned and unclaimed property laws and regulations which generally declare amounts due under annuity contracts or life insurance policies to be abandoned after a period of inactivity, which is generally three to five years from the date a benefit is due and payable. These laws generally apply to maturity or death benefits. The value in an insurance policy or contract is not considered as abandoned or unclaimed merely because a withdrawal or surrender is permitted but not requested; there needs to be an event, such as a death, that makes the amount due. Under such an unclaimed property law, when the owner dies and a payment of the death benefit is
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triggered, if after a thorough search, we are unable to locate the beneficiary, or the beneficiary does not come forward to claim the death benefit proceeds in a timely manner, state laws and regulations may mandate that the death benefit proceeds be paid to the abandoned property division or unclaimed property office of the state in which the beneficiary or you last resided, as shown on our books and records, or to our state of domicile. This “escheatment” is revocable, however, and the state is obligated to pay the proceeds escheated (without interest) if your beneficiary steps forward to claim it with the proper documentation. To prevent such escheatment, it is important that you update your address and your beneficiary designations, including their addresses, if and as they change. Please call us to make such changes.
Internet, Interactive Voice Response and Telephone Transfers

You may transfer your contract value among the available investment options and make changes to your premium payment allocations by Internet, Interactive Voice Response or telephone. The Company may discontinue any of these options and may provide other options at any time. PHL Variable and 1851 Securities, Inc. (“1851”), our national distributor, will use reasonable procedures to confirm that transfer instructions are genuine. We require verification of account information and will record telephone instructions on tape. You will receive written confirmation of all transfers. PHL Variable and 1851 may be liable for following unauthorized instructions if we fail to follow our established security procedures. However, you will bear the risk of a loss resulting from instructions entered by an unauthorized third party that PHL Variable and 1851 reasonably believe to be genuine.
We may modify or terminate your transfer and allocation privileges at any time. You may find it difficult to exercise these privileges during times of extreme market volatility. In such a case, you should submit your request in writing.
Prior to the maturity date of your contract, you may elect to transfer all or any part of the contract value among one or more investment options, the GIA or the MVA (the MVA was closed to new investment effective May 1, 2013) subject to the limitations established for the GIA and the MVA. A transfer from an investment option will result in the redemption of accumulation units and, if another investment option is selected, in the purchase of accumulation units. The exchange will be based on the values of the accumulation units next determined after the receipt by our Annuity Operations Division of notice of election in a form satisfactory to us. A transfer among investment options, the GIA or MVA does not automatically change the payment allocation schedule of your contract.
You may also request transfers and changes in premium payment allocations among available investment options, the GIA or MVA by Internet, Interactive Voice Response and telephone by calling us at 800/541-0171 between the hours of 8:30 a.m. and 4:00 p.m. Eastern Time on any Valuation Date, or by writing to the address listed on the first page of this prospectus. You may permit your registered representative to submit transfer requests on your behalf. If you have authorized your registered representative to make transfers on your behalf, he or she may submit your transfer request in a batch of requests for multiple policy owners. Like an individual transfer request, the transfer request must be submitted in good order to be processed. We will employ reasonable procedures to confirm that transfer instructions are genuine. We will require verification of account information and will record telephone instructions on tape. All transfers and allocation changes will be confirmed in writing to you. To the extent that procedures reasonably designed to prevent unauthorized transfers are not followed, we may be liable for following transfer instructions for transfers that prove to be fraudulent. However, you will bear the risk of loss resulting from instructions entered by an unauthorized third party we reasonably believe to be genuine. These transfer and allocation change privileges may be modified or terminated at any time on a case-by-case basis. In particular, during times of extreme market volatility, transfer privileges may be difficult to exercise. In such cases you should submit written instructions.
Unless we otherwise agree or unless the Dollar Cost Averaging Program has been elected (see below), you may make only one transfer per contract year from the GIA. Nonsystematic transfers from the GIA and MVA will be made on the date of receipt by our Annuity Operations Division except as you may otherwise request. For nonsystematic transfers, the amount that may be transferred from the GIA at any one time cannot exceed the greater of $1,000 or 25% of the contract value in the GIA at the time of transfer. For nonsystematic transfers from the MVA, the market value adjustment may be applied.
No surrender charge will be assessed when a transfer is made. The date a payment was originally credited for the purpose of calculating the surrender charge will remain the same. Currently, there is no charge for transfers; however, we reserve the right to charge a transfer fee of $20 per transfer after the first 12 transfers in each contract year to defray administrative costs. Currently, unlimited transfers are permitted; however, we reserve the right to change our policy to limit the number of transfers made during each contract year. However, you will be permitted at least six transfers during each contract year. There are additional restrictions on transfers from the GIA as described above and in the section titled, “GIA.” See
Currently, contracts in the annuity period are not able to make transfers between investment options.
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Market Timing and Other Disruptive Trading

We discourage market timing activity, frequent transfers of contract value among investment options and other activity determined to be “Disruptive Trading”, as described below. Your ability to make transfers among investment options under the policy is subject to modification if we determine, in our sole opinion, that your exercise of the transfer privilege constitutes “Disruptive Trading” that may disadvantage or potentially harm the rights or interests of other policy owners.
“Disruptive Trading” includes, but is not limited to: frequent purchases, redemptions and transfers; transfers into and then out of an investment option in a short period of time; and transfers of large amounts at one time. The risks and harmful effects of Disruptive Trading include:
❖	dilution of the interests of long-term investors in an investment option, if market timers or others transfer into or out of the investment option rapidly in order to take advantage of market price fluctuations;
❖	an adverse affect on portfolio management, as determined by portfolio management in its sole discretion, such as causing the underlying fund to maintain a higher level of cash than would otherwise be the case, or causing the underlying fund to liquidate investments prematurely; and
❖	increased brokerage and administrative expenses.
To protect our policy owners and the underlying funds from Disruptive Trading, we have adopted certain policies and procedures.
Under our Disruptive Trading policy, we can modify your transfer privileges for some or all of the investment options. Modifications include, but are not limited to, not accepting a transfer request from you or from any person, asset allocation service, and/or market timing service made on your behalf. We may also limit the amount that may be transferred into or out of any investment option at any one time. Unless prohibited by the terms of your policy, we may (but are not obligated to):
❖	limit the dollar amount and frequency of transfers (e.g., prohibit more than one transfer a week, or more than two a month, etc.),
❖	restrict the method of making a transfer (e.g., require that all transfers into a particular investment option be sent to our Service Center by first class U.S. mail and/or rescind telephone, internet, IVR or fax transfer privileges),
❖	require a holding period for some investment options (e.g., prohibit transfers into a particular investment option within a specified period of time after a transfer out of that investment option),
❖	implement and administer redemption fees imposed by one or more of the underlying funds, or
❖	impose other limitations or restrictions.
Currently we attempt to detect Disruptive Trading by monitoring both the dollar amount of individual transfers and the frequency of a policy owner’s transfers. With respect to both dollar amount and frequency, we may consider an individual transfer alone or when combined with transfers from other policies owned by or under the control or influence of the same individual or entity. If you have authorized your registered representative to make transfers on your behalf, he or she may submit your transfer request in a batch of requests for multiple policy owners. We monitor these transfers on an individual basis, rather than on a batch basis. We currently review transfer activity on a regular basis. We also consider any concerns brought to our attention by the managers of the underlying funds. We may change our monitoring procedures at any time without notice.
Because we reserve discretion in applying these policies, they may not be applied uniformly. However, we will to the best of our ability apply these policies uniformly. Consequently, there is a risk that some policy owners could engage in Disruptive Trading while others will bear the effects of their activity.
Currently we attempt to detect Disruptive Trading by monitoring activity for all policies. Possible Disruptive Trading activity may result in our sending a warning letter advising the owner of our concern. Regardless of whether a warning letter is sent, once we determine that Disruptive Trading activity has occurred, we may revoke the owner’s right to make Internet and Interactive Voice Response (IVR) transfers. We will notify policy owners in writing (by mail to their address of record on file with us) if we limit their trading.
We have adopted these policies and procedures as a preventative measure to protect all policy owners from the potential effects of Disruptive Trading, while recognizing the need for policy holders to have available reasonable and convenient methods of making transfers that do not have the potential to harm other policy owners.
We currently do not make any exceptions to the policies and procedures discussed above to detect and deter Disruptive Trading. We may reinstate Internet, IVR, telephone and fax transfer privileges after they are revoked, but we will not reinstate these privileges if we have reason to believe that they might be used thereafter for Disruptive Trading.
We cannot guarantee that our monitoring will be 100% successful in detecting and restricting all transfer activity that constitutes Disruptive Trading. Moreover, we cannot guarantee that revoking or limiting a policy owner’s Internet, IVR, telephone and fax transfer privileges will successfully deter all Disruptive Trading. In addition, some of the underlying funds are available to insurance companies other than Phoenix and we do not know whether those other insurance companies have adopted any policies and procedures to detect and deter Disruptive Trading, or, if so, what those policies and procedures might be. Because we may not be able to detect or deter all
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Disruptive Trading and because some of these funds are available through other insurance companies, some policy owners may be treated differently than others, resulting in the risk that some policy owners could engage in Disruptive Trading while others will bear the effects of their activity.
We may, without prior notice, take whatever action we deem appropriate to comply with or take advantage of any state or federal regulatory requirement. In addition, orders for the purchase of underlying fund shares are subject to acceptance by the relevant fund. Phoenix has entered into information sharing agreements with the underlying funds of this variable product as required by Rule 22c-2 of the Investment Company Act of 1940. The purpose of the information sharing is to provide information to the underlying funds so that they can monitor, warn, and restrict policyholders who may be engaging in disruptive trading practices as determined by the underlying funds. We reserve the right to reject, without prior notice, any transfer request into any investment option if the purchase of shares in the corresponding underlying fund is not accepted for any reason.
We may, without prior notice, take whatever action we deem appropriate to comply with or take advantage of any state or federal regulatory requirement.
We do not include transfers made pursuant to the Dollar Cost Averaging, Automatic Asset Rebalancing or other similar programs when applying our Disruptive Trading policy.
The Annuity Period

The annuity period begins after the accumulation period of the contract, when annuity payments are made to you.
Annuity Payments
Annuity payments will begin on the contract’s maturity date if the annuitant is alive and the contract is still in force. Beginning on the maturity date, investment in the Separate Account is continued unless a Fixed Payment Annuity is elected.
Surrender charges will be waived when you begin taking annuity payments provided your contract has been in effect for five years. Each contract will provide, at the time of its issuance, for a Variable Payment Life Annuity with 10-Year Period Certain unless a different annuity option is elected by you. See “Annuity Payment Options.” Under a Variable Payment Life Annuity with 10-Year Period Certain, annuity payments, which may vary in amount based on the performance of the investment option selected, are made monthly for life and, if the annuitant dies within 10 years after the maturity date, the contract beneficiary will be paid the payments remaining in the 10-year period. A different form of annuity may be elected by you prior to the maturity date. Once annuity payments have commenced, the annuity payment option may not be changed.
If the amount to be applied on the maturity date is less than $2,000, we may pay such amount in one lump sum in lieu of providing an annuity. If the initial monthly annuity payment under an annuity payment option would be less than $20, we may make a single sum payment equal to the total contract value on the date the initial payment would be payable, or make periodic payments quarterly, semiannually or annually in place of monthly payments.
Each contract specifies a provisional maturity date at the time of its issuance. You may subsequently elect a different maturity date. The maturity date may not be earlier than the fifth contract anniversary or later than the contract anniversary nearest the annuitant’s 95th birthday unless the contract is issued in connection with certain qualified plans. Generally, under qualified plans/IRAs, the maturity date must be such that distributions begin no later than April 1st of the calendar year following the later of: (a) the year in which the employee attains age 70 1/2 or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to an IRA. A policyholder can defer the maturity date to the contract anniversary nearest the annuitant’s 95th birthday if we receive documentation concerning the policyholder’s satisfaction of RMD provisions. See “Federal Income Taxes”.
The maturity date election must be made by written notice and must be received by our Annuity Operations Division 30 days before the provisional maturity date. If a maturity date, which is different from the provisional maturity date, is not elected by you, the provisional maturity date becomes the maturity date.
Annuity Payment Options
Unless an alternative annuity payment option is elected on or before the maturity date, the amounts held under a contract on the maturity date automatically will be applied to provide a 10-year period certain variable payment monthly life annuity based on the life of the annuitant under Option I described below. Any annuity payments falling due after the death of the annuitant during the period certain will be paid to the contract beneficiary. Each annuity payment will be based upon the value of the annuity units credited to the contract. The number of annuity units in each investment option to be credited is based on the value of the accumulation units in that investment option and the applicable annuity payment rate. The contract is issued with guaranteed minimum annuity payment rates; however, if the current rate is higher, we’ll apply the higher rate. The payment rate differs according to the annuity payment option selected and the age of the annuitant. The annuity payment rate is applied and will determine all payments for the fixed annuity payment options and the first payment for the variable annuity payment options. The value of the annuity units will vary with the investment performance of each investment option to which annuity units are credited.
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The initial payment will be calculated based on an assumed investment return of 4.5% per year. This rate is a fulcrum return around which variable annuity payments will vary to reflect whether actual investment experience of the investment option is better or worse than the assumed investment return. The assumed investment return is set at the time of your first annuity payment. If investment performance is higher than the assumed investment return, your subsequent annuity payments will be larger than your first annuity payment. However, if investment performance is lower than the assumed investment rate, your subsequent annuity payments will be less than the first annuity payment. If the assumed and actual investment performances are the same, your annuity payments will be level. The assumed investment return and the calculation of variable annuity payments for a 10-year period certain variable payment life annuity and for Annuity Payment Options J and K described below are described in more detail in the contract and in the SAI.
Instead of the 10-year period certain variable payment life annuity (see “Option I—Variable Payment Life Annuity with 10-Year Period Certain”), you may, by written request received by our Annuity Operations Division on or before the maturity date of the contract, elect any of the other annuity payment options described below. No surrender charge will be assessed under any annuity payment option, unless unscheduled withdrawals are made under Annuity Payment Options K or L.
The level of annuity payments payable under the following annuity payment options is based upon the option selected. In addition, factors such as the age at which annuity payments begin, the form of annuity, annuity payment rates, assumed investment rate (for variable annuity payments) and the frequency of annuity payments will affect the level of annuity payments. The longer the duration and more frequent the payments, the lower the annuity payment amount. The assumed investment rate is 4.5% per year. We use this rate to determine the first annuity payment under Variable Annuity Payment Options I, J, K, M and N.
We deduct a daily charge for mortality and expense risks and a daily administrative fee from Contract Values held in the investment options. For more information, see “Charges for Mortality and Expense Risks” and “Charges for Administrative Services.” Therefore, electing Option K will result in a deduction being made even though we assume no mortality risk under that option.
The following are descriptions of the annuity payment options available under a contract. These descriptions should allow you to understand the basic differences between the options; however, you should contact our Annuity Operations Division well in advance of the date you wish to elect an option to obtain estimates of annuity payments under each option.
Option A—Life Annuity with Specified Period Certain
Provides a monthly income for the life of the annuitant. In the event of death of the annuitant, the annuity income will be paid to the beneficiary until the end of the specified period certain. For example, a 10-year period certain will provide a total of 120 monthly payments. The certain period may be 5, 10 or 20 years.
Option B—Non-Refund Life Annuity
Provides a monthly income for the lifetime of the annuitant. No income is payable after the death of the annuitant.
Option C—Discontinued
Option D—Joint and Survivor Life Annuity
Provides a monthly income for the lifetimes of both the annuitant and a joint annuitant as long as either is living. In the event of the death of the annuitant or joint annuitant, the annuity income will continue for the life of the survivor. The amount to be paid to the survivor is 100% of the amount of the joint annuity payment, as elected at the time the annuity payment option is chosen. No income is payable after the death of the surviving annuitant.
Under Option D, the joint annuitant must be named at the time this option is elected and cannot be changed. The joint annuitant must have reached an adjusted age of 40, as defined in the contract.
Option E—Installment Refund Life Annuity
Provides a monthly income for the life of the annuitant. In the event of the annuitant’s death, the annuity income will continue to the contract beneficiary until the amount applied to purchase the annuity payment option has been distributed.
Option F—Joint and Survivor Life Annuity with 10-Year Period Certain
Provides a monthly income for the lifetime of both the annuitant and a joint annuitant as long as either is living. In the event of the death of the annuitant or joint annuitant, the annuity income will continue for the life of the survivor. If the survivor dies prior to the end of the 10-year period, the annuity income will continue to the named beneficiary until the end of the 10-year period certain.
Under Option F, the joint annuitant must be named at the time this option is elected and cannot be changed. The joint annuitant must have reached an adjusted age of 40, as defined in the contract.
Option G—Payments for Specified Period
Provides equal income installments for a specified period of years whether the annuitant lives or dies. Any specified whole number of years from 5 to 30 years may be elected.
Option H—Payments of Specified Amount
Provides equal installments of a specified amount over a period of at least five years. The specified amount may not be greater than the total annuity amount divided by five annual installment payments. If the annuitant dies prior to the end of the elected period certain, annuity payments will continue to the contract beneficiary until the end of the elected period certain.
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Option I—Variable Payment Life Annuity with 10-Year Period Certain.
Unless another annuity payment option has been elected, this option will automatically apply to any contract proceeds payable on the maturity date. It provides a variable payout monthly annuity for the life of the annuitant. In the event of the death of the annuitant, during the first 10 years after payout commences, the annuity payments are made to the contract beneficiary until the end of that 10-year period. The 10-year period provides a total of 120 monthly payments. Payments will vary as to dollar amount, based on the investment experience of the investment options in which proceeds are invested.
Option J—Joint Survivor Variable Payment Life Annuity with 10-Year Period Certain
Provides a variable payout monthly annuity while the annuitant and the designated joint annuitant are living and continues thereafter during the lifetime of the survivor or, if later, until the end of a 10-year period certain. Payments will vary as to dollar amount, based on the investment experience of the investment options in which proceeds are invested. The joint annuitant must be named at the time the option is elected and cannot be changed. The joint annuitant must have reached an adjusted age of 40, as defined in the contract. This option is not available for payment of any death benefit under the contract.
Option K—Variable Payment Annuity for a Specified Period
Provides variable payout monthly income installments for a specified period of time, whether the annuitant lives or dies. The period certain specified must be in whole numbers of years from 5 to 30. However, the period certain selected by the beneficiary of any death benefit under the contract may not extend beyond the life expectancy of such beneficiary. A contract owner may at anytime request unscheduled withdrawals representing part or all of the remaining contract value less any applicable contingent deferred surrender charge. For details, see “Variable Annuity Payments” and “Calculation of Annuity Payments” in the SAI.
Option L—Variable Payment Life Expectancy Annuity
Provides a variable payout monthly income payable over the annuitant’s annually recalculated life expectancy or the annually recalculated life expectancy of the annuitant and joint annuitant. A contract owner may at anytime request unscheduled withdrawals representing part or all of the remaining contract value less any applicable contingent deferred surrender charge. Upon the death of the annuitant (and joint annuitant, if there is a joint annuitant), the remaining contract value will be paid in a lump sum to the contract beneficiary. For details, see “Variable Annuity Payments” and “Calculation of Annuity Payments” in the SAI.
Option M—Unit Refund Variable Payment Life Annuity
Provides variable monthly payments as long as the annuitant lives. If the annuitant dies, the contract beneficiary will receive the value of the remaining annuity units in a lump sum.
Option N—Variable Payment Non-Refund Life Annuity
Provides a variable monthly income for the life of the annuitant. No income or payment to a beneficiary is paid after the death of the annuitant.
Other Options and Rates
We may offer other annuity payment options at the time a contract reaches its maturity date. In addition, in the event that annuity payment rates for contracts are at that time more favorable than the applicable rates guaranteed under the contract, the current annuity payment rates shall be used in determining the amount of any annuity payment under the Annuity Payment Options above.
Other Conditions
Federal income tax requirements currently applicable to most qualified contracts provide that payout periods and the period of years guaranteed with specified periods certain cannot be any greater than life expectancy (or the joint life expectancies of the payee and his or her spouse). Not all payouts described above will necessarily meet that requirement for any particular individual. Consult a tax advisor before selecting a payout option with a qualified contract.
Federal income tax requirements also provide that participants in IRAs must begin required minimum distributions (“RMDs”) by April 1 of the year following the year in which they attain age 70½. Minimum distribution requirements do not apply to Roth IRAs. Distributions from qualified plans generally must begin by the later of actual retirement or April 1 of the year following the year participants attain age 70½.
We will assist contract owners with compliance with the RMD requirements. Amounts up to the RMD may be withdrawn without a deduction for surrender charges, even if the minimum distribution exceeds the 10% allowable amount. See “Surrender Charges.” Any amounts withdrawn that have not been held under a contract for at least six years and are in excess of both the minimum distribution and the 10% free available amount will be subject to any applicable surrender charge.
If the initial monthly annuity payment under an annuity option would be less than $20, we may make a single sum payment equal to the contract value on the date the initial payment would be payable, in place of all other benefits provided by the contract, or, may make periodic payments quarterly, semiannually or annually in place of monthly payments.
Currently, transfers between investment options are not available for amounts allocated to any of the variable payment annuity options.
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Payment Upon Death After Maturity Date
If an owner who also is the annuitant dies on or after the maturity date, except as may otherwise be provided under any supplementary contract between the owner and us, we will pay to the owner/contract beneficiary any annuity payments due during any applicable period certain under the annuity option in effect on the annuitant’s death. If the annuitant who is not the owner dies on or after the maturity date, we will pay any remaining annuity payments to the contract beneficiary according to the payment option in effect at the time of the annuitant’s death. If an owner who is not the annuitant dies on or after the maturity date, we will pay any remaining annuity payments to the owner’s beneficiary according to the payment option in effect at the time of the owner’s death.
The payments to the beneficiary must be made at least as rapidly as the payments were being made to the owner.
(For information regarding the Inherited/Stretch Annuity feature of this Contract, see the section of this prospectus entitled “Inherited/Stretch Annuity Feature.”)
Variable Account Valuation Procedures

Valuation Date
A Valuation Date is every day the New York Stock Exchange (“NYSE”) is open for trading and we are open for business. However, transaction processing may be postponed for the following reasons:
1.	the NYSE is closed or may have closed early;
2.	the SEC has determined that a state of emergency exists; or
3.	on days when a certain market is closed (e.g., the U.S. Government bond market is closed on Columbus Day and Veteran’s Day).
The NYSE Board of Directors reserves the right to change the NYSE schedule as conditions warrant. On each Valuation Date, the value of the Separate Account is determined at the close of the NYSE (usually 4:00 p.m. eastern time).
Valuation Period
Valuation period is that period of time from the beginning of the day following a valuation date to the end of the next following valuation date.
Accumulation Unit Value
The value of one Accumulation Unit was set at $1.000 on the date assets were first allocated to an investment option. The value of one Accumulation Unit on any subsequent Valuation Date is determined by multiplying the immediately preceding Accumulation Unit Value by the applicable net investment factor for the valuation period ending on such Valuation Date. After the first valuation period, the Accumulation Unit Value reflects the cumulative investment experience of that investment option.
Net Investment Factor
The net investment factor for any valuation period is equal to 1.000 plus the applicable net investment rate for such valuation period. A net investment factor may be more or less than 1.000 depending on whether the assets gained or lost value that day. To determine the net investment rate for any valuation period for the funds allocated to each investment option, the following steps are taken: (a) the aggregate accrued investment income and capital gains and losses, whether realized or unrealized, of the investment option for such valuation period is computed, (b) the amount in (a) is then adjusted by the sum of the charges and credits for any applicable income taxes and the deductions at the beginning of the valuation period for mortality and expense risk charges and daily administration fee, and (c) the results of (a) as adjusted by (b) are divided by the aggregate unit values in the investment option at the beginning of the valuation period.
Miscellaneous Provisions

Assignment
Owners of contracts issued in connection with non-qualified plans may assign their interest in the contract without the consent of the beneficiary. We will not be on notice of such an assignment unless we receive written notice of such assignment filed with our Annuity Operations Division.
A pledge or assignment of a contract is treated as payment received on account of a partial surrender of a contract. See “Surrenders or Withdrawals Prior to the Contract Maturity Date.”
Contracts issued in connection with IRAs/qualified plans may not be sold, assigned, discounted or pledged as collateral for a loan or as security for the performance of an obligation, or for any other purpose, to any person other than to us.
Payment Deferral
Payment of surrender, withdrawal or death proceeds usually will be made in one lump sum within seven days after receipt of the written request by our Annuity Operations Division in good order unless another payment option has been agreed upon by you and us.
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However, we may postpone payment of the value of any accumulation units at times (a) when the NYSE is closed, other than customary weekend and holiday closings, (b) when trading on the NYSE is restricted, (c) when an emergency exists as a result of which disposal of securities in the series is not reasonably practicable or it is not reasonably practicable to determine the contract value or (d) when a governmental body having jurisdiction over us by order permits such suspension. Rules and regulations of the SEC, if any, are applicable and will govern as to whether conditions described in (b), (c) or (d) exist.
Payment of the Contract Value attributable to the GIA may be deferred for 6 months from the date of receipt of a withdrawal or surrender request at our Annuity Operations Division. If payment is delayed for more than 10 days, we will credit additional interest at a rate equal to that paid under Annuity Options G and H.
Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances require us to block a contract owner’s ability to make certain transactions and, as a result, we may refuse to accept requests for transfers, withdrawals, surrenders or death benefits, until we are so instructed by the appropriate regulator. We may also be required to provide additional information about you and your contract to government regulators.
Community and Marital Property States
If the Contract Owner resides in a community property or marital property state and has not named his or her spouse as the sole beneficiary, the spouse may need to consent to the non-spouse beneficiary designation. The Contract Owner should consult with legal counsel regarding this designation. Should spousal consent be required, We will not be liable for any consequences resulting from the failure of the Contract Owner to obtain proper consent.
Amendments to Contracts
Contracts may be amended to conform to changes in applicable law or interpretations of applicable law, or to accommodate design changes including changes required in order to maintain tax status as an IRA or qualified plan. Except for changes related to tax status, changes in the contract may need to be approved by contract owners and state insurance departments. A change in the contract which necessitates a corresponding change in the prospectus or the SAI must be filed with the SEC.
Substitution of Fund Shares
If, in the judgment of PHL Variable’s management, one or more of the funds becomes unsuitable for investment by Contract Owners, we reserve the right to substitute Accumulation Units of another investment option for Accumulation Units already purchased or to be purchased in the future by premium payments under this contract. Any substitution will be subject to approval by the SEC, if required and, where required, one or more state insurance departments.
Ownership of the Contract
Ordinarily, the purchaser of a contract is both the owner and the annuitant and is entitled to exercise all the rights under the contract. However, the owner may be an individual or entity other than the annuitant. Except for contracts issued in connection with IRAs/qualified plans, spouses may own a contract as joint owners. Transfer of the ownership of a contract may involve federal income tax consequences, and a qualified adviser should be consulted before any such transfer is attempted.
Inherited/Stretch Annuity Feature
This Contract provides for an Inherited/Stretch Annuity Feature that may be requested by the beneficiary of a deceased Contract Owner’s interest. Unless limited by federal or state law, under this Feature we will administer the Contract to accommodate an inherited or “stretch” payout. A stretch payout is a method in which the death benefit is paid out over a period of time, which is generally based upon the life expectancy of the beneficiary. By electing a stretch payout, a death benefit beneficiary can “stretch” payments over his or her life expectancy rather than receive the entire death benefit in one lump sum or within five years of the Contract Owner’s death. The amount of each stretch payment will be at least the required minimum distribution (“RMD”) required under the Internal Revenue Code and its accompanying rules and regulations (see “Federal Income Taxes”). Electing a “stretch” payout may provide tax advantages to the beneficiary.
This Feature is available to an individual or trust beneficiary of an IRA, (including a Roth IRA), or qualified plan or to an individual beneficiary of a non-qualified contract issued by PHL Variable (or its affiliates) or issued by a company unaffiliated with PHL Variable. If the beneficiary of a contract issued by a company unaffiliated with PHL Variable purchases this Big Edge Choice® Contract for this Feature, then to the extent not in conflict with the Internal Revenue Code, all contract rights will be available to the purchaser. However, if a beneficiary of this Big Edge Choice® Contract elects this Feature, only certain rights will remain with the beneficiary because a beneficiary does not retain the same rights under this Contract as the deceased owner. Certain limitations, considerations and tax implications apply to this Feature and may differ depending upon whether you have an IRA/qualified or non-qualified contract and whether the beneficiary is an individual or a trust. In no event may additional premiums be added to the deceased Contract Owner’s interest.
If this Feature is elected, we will assist with the calculation of the RMD and will distribute this calculated amount to the beneficiary. However, it is the responsibility of the beneficiary to ensure that the correct RMD is actually withdrawn from the contract each year.
The following guidelines will apply when we administer this Feature:
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❖	We will assist with the calculation of the RMD each year in accordance with the Code using the Fair Market Value (year-end account value, plus any actuarial value assigned to living benefits) of the account. Fair Market Value is determined using specific Code requirements and the amount may be different than the year-end account value.
❖	With certain limitations, a beneficiary’s share of the death benefit will be distributed over his or her life expectancy, based on IRS tables. If there are multiple beneficiaries and a separate beneficiary account is not established by December 31st of the calendar year following the year of death, the death benefit will be distributed over the life expectancy of the oldest beneficiary.
❖	For a non-qualified contract, if the deceased Owner had begun receiving annuitization proceeds, the RMD payments will be based on the life expectancy of the deceased Owner at the time of death.
❖	If the beneficiary is a non-natural person under an IRA/qualified plan, and the deceased Owner died after his or her required beginning distribution date, we will use the remaining life expectancy of the deceased to compute remaining payments.
❖	The annual RMD must be withdrawn each year. For a non-qualified contract, the first RMD must be distributed no later than the anniversary of the deceased Owner’s date of death. For IRAs/qualified plans, the first RMD must be distributed on or before December 31st of the calendar year following the year of the deceased’s death.
❖	For an IRA/qualified plan, if the beneficiary is a surviving spouse, the surviving spouse beneficiary can postpone RMDs until the year the deceased spouse would have turned 70 ½. In the alternative, the spouse can also add the IRA/qualified plan proceeds to his or her own IRA after which the RMDs must begin when the surviving spouse attains age 70 ½.
❖	For a non-qualified contract, if the beneficiary is a surviving spouse, the surviving spouse can continue the contract; in this event, RMDs are not required until the death of the surviving spouse. See “Spousal Definition” for further discussion of spousal qualifications.
❖	The RMD may be paid on an installment basis with the payment frequency chosen by the beneficiary; in all cases, the RMDs must be paid at least annually.
❖	In addition to RMD amounts, additional funds may be withdrawn from the Contract. Any withdrawal in excess of the RMD may be subject to a surrender charge (see the sections of this prospectus entitled “Summary of Expenses” and “Surrender of Contracts and Withdrawals”).
❖	The beneficiary who elects this Feature may continue or change the Investment Options from those that the deceased Owner selected.
Additional information regarding our administration of this feature is provided in a “Required Minimum Distribution (RMD) Request and Acknowledgment Form,” available upon request. This feature may not be suitable for some beneficiaries. We are not providing tax, financial or legal advice. You should consult with your financial professional and tax adviser to determine whether this feature is right for you. This feature may not be available in all states.
Please note that federal legislation has been proposed which would limit the ability of non-spousal beneficiaries to elect the inherited/stretch annuity feature. Should any such legislation be enacted, we would only offer the benefits permitted under federal law.
Federal Income Taxes

Introduction
The contracts are designed for use with retirement plans, including non-qualified plans and qualified plans or Individual Retirement Annuities (IRAs) under the provisions of the Internal Revenue Code of 1986, (within this section, referred to as the “Code”). The ultimate impact of federal income taxes on the amounts held under a contract, premiums paid for the contract, payments received under the contract and on the economic benefits to the policyholder, annuitant or beneficiary depends on our income tax status, on the type of retirement plan (if any) for which the contract is purchased, and upon the income tax and employment status of the individual concerned.
The following discussion is general in nature and is not intended as individual tax advice. The income tax rules are complicated and this discussion is intended only to make you aware of the issues. Each person should consult an independent tax or legal advisor. No attempt is made to consider any estate, gift or inheritance taxes or any applicable state, local or other tax laws. Because this discussion is based upon our understanding of the federal income tax laws as they are currently interpreted, we cannot guarantee the income tax status of any contract either currently or in the future. No representation is made regarding the likelihood of continuation of the federal or state income tax laws or the current interpretations by the Internal Revenue Service (the “IRS”). From time to time, there are regulatory or legislation proposals or changes that do or could impact the taxation of annuity contracts, IRAs and qualified plans; if enacted, these changes could be retroactive. Should any such legislation be enacted, we would only offer the benefits permitted under federal law. We reserve the right to make changes to the contract to assure that it continues to qualify as an annuity, IRA and/or qualified plan for federal or state income tax purposes. For a discussion of federal income taxes as they relate to any underlying account investment options, please see the prospectuses for these investments.
Note on Terminology: The Code uses the term “policyholder”, in describing the owner of an Annuity. This section will follow the Code terminology in describing specific provisions of the Code.
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Income Tax Status
We are taxed as a life insurance company under the Code. For federal income tax purposes, neither the Separate Account nor the Guaranteed Interest Account is a separate entity from Phoenix Life Insurance Company, PHL Variable Insurance Company or Phoenix Life and Annuity Company and neither account will be taxed separately under the “regulated investment company” provisions (Subchapter M) of the Code.
Investment income and realized capital gains on the assets of the Separate Account are reinvested and taken into account in determining the value of the Separate Account and each Contract. No charge currently will be made to any contract or to the Separate Account for our federal income taxes which may be attributable to the Separate Account. We reserve the right to make a deduction for taxes with respect to such items in the future. If imposed, such charge would be equal to the federal income taxes attributable to the investment results of the Separate Account.
Taxation of Annuities in General—Non-qualified Plans
Code section 72 governs taxation of annuities. In general, a policyholder (Contract owner) is not taxed on increases in the value of an annuity contract until a distribution is made. However, in certain cases, the increase in value may be subject to tax currently. See “Contracts Owned by Non-Natural Persons,” “Owner Control” and “Diversification Standards” below.
It is possible that the Internal Revenue Service may take the position that fees deducted for certain optional benefit riders are deemed to be taxable distributions to you. In particular, the Internal Revenue Service may treat fees deducted for the optional benefits as taxable withdrawals, which might also be subject to a tax penalty if withdrawn prior to age 59½. Although we do not believe that the fees associated or any optional benefit provided under the Contract should be treated as taxable withdrawals, you should consult your tax advisor prior to selecting any optional benefit under the Contract.
Surrenders or Withdrawals Prior to the Annuity Starting Date or Contract Maturity Date
Code section 72 provides that a withdrawal or surrender of the contract prior to the annuity starting date or contract Maturity Date will be treated as taxable income to the extent the amounts held under the contract exceeds the “investment in the contract.” The “investment in the contract” is that portion, if any, of contract purchase payments (premiums) that have not been excluded from the policyholder’s gross income (“after-tax monies”). The taxable portion is taxed as ordinary income in an amount equal to the value of the amount received in excess of the “investment in the contract” on account of a withdrawal or surrender of a contract. This taxable portion is referred to as “gain” or “contract gain”. For purposes of this rule, a pledge, loan or assignment of a contract is treated as a payment received on account of a withdrawal from a contract and the amount of the pledge, loan or assignment will be taxed as if received in cash by the policyholder.
Surrenders, Withdrawals, or Annuity Payments On or After the Annuity Starting Date or Contract Maturity Date
Upon receipt of a lump sum payment under the contract, the policyholder is taxed on the portion of the payment that exceeds the investment in the contract. Ordinarily, such taxable portion is taxed as ordinary income.
For amounts received as an annuity, which are amounts payable after the annuity starting date at regular intervals over a period of more than one full year from the date on which they are deemed to begin, the taxable portion of each payment is determined by using a formula known as the “exclusion ratio,” which establishes the ratio that the investment in the contract bears to the total expected amount of annuity payments for the term of the contract. That ratio is then applied to each fixed payment to determine the non-taxable portion of the payment. The remaining portion of each payment is taxed as ordinary income. For variable payments, the taxable portion is determined by a formula that establishes a specific dollar amount of each payment that is not taxed. The dollar amount is determined by dividing the investment in the contract by the total number of expected periodic payments. The remaining portion of each payment is taxed as ordinary income. A variable contract may have annuity distribution options under which the payments are fixed or variable.
Once the excludable portion of annuity payments equals the investment in the contract, the balance of the annuity payments will be fully taxable. For certain types of qualified plans or IRAs, there may be no investment in the contract resulting in the full amount of the payments being taxable. For annuities issued in connection with qualified employer retirement plans, a simplified method of determining the exclusion ratio applies. This simplified method does not apply to IRAs.
Withholding of federal and state income taxes on all distributions may be required unless the policyholder properly elects not to have any amounts withheld and notifies our Operations Division of that election on the required forms and under the required certifications. Certain policyholders cannot make this election.
Partial Annuitization
If permitted by contract, a policyholder can elect to only designate a portion of the annuity contract as paid as an amount received as an annuity. To qualify, the payments must be paid out over a period of 10 years or more. The portion so designated will be treated as a separate contract for annuity taxation purposes. For purposes of applying the rules for the calculation of the exclusion ratio for annuity distributions, the definitions of “investment in the contract,” “expected return,” and “annuity starting date”, and the provisions for the taxation of distributions from the annuity for amounts received before the contract maturity date, the investment in the contract will be allocated pro rata between each portion of the contract from which amounts are received as an annuity, and the portion of the contract from which amounts are not received as an annuity.
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Penalty Tax on Certain Surrenders and Withdrawals—Non-qualified Contracts (Contracts not issued in connection with qualified plans or IRAs)
Amounts surrendered, withdrawn or distributed before the policyholder/taxpayer reaches age 59½ are subject to a penalty tax equal to ten percent (10%) of the portion of such amount that is includable in gross income. However, the penalty tax will not apply to withdrawals: (i) made on or after the death of the policyholder (or where the holder is not an individual, the death of the “primary Annuitant,” defined as the individual the events in whose life are of primary importance in affecting the timing and amount of the payout under the contract); (ii) attributable to the taxpayer’s becoming totally disabled within the meaning of Code section 72(m)(7); (iii) which are part of a Series of substantially equal periodic payments made (not less frequently than annually) for the life (or life expectancy) of the taxpayer, or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary; (iv) from certain qualified plans (such distributions may, however, be subject to a similar penalty under Code section 72(t) relating to distributions from qualified retirement plans and to a special penalty of 25% applicable specifically to SIMPLE IRAs or other special penalties applicable to Roth IRAs); (v) allocable to investment in the contract before August 14, 1982; (vi) under a qualified funding asset (as defined in Code section 130(d)); (vii) under an immediate annuity contract (as defined in Code section 72(u)(4)); or (viii) that are purchased by an employer on termination of certain types of qualified plans and which are held by the employer until the employee separates from service. Please note that future legislation or regulations may modify the conditions under which distributions may be received without tax penalty.
Separate tax withdrawal penalties apply to qualified plans and IRAs. See “Penalty Tax on Certain Surrenders and Withdrawals from Qualified Plans and IRAs.”
Additional Considerations
Distribution-at-Death Rules
For a contract issued other than in connection with a qualified plan or an IRA, in order to be treated as an annuity contract for federal income tax purposes, a contract must provide the following two distribution rules: (a) if the policyholder dies on or after the contract Maturity Date, and before the entire interest in the contract has been distributed, the remainder of the policyholder’s interest will be distributed at least as rapidly as the method in effect on the policyholder’s death; and (b) if a policyholder dies before the contract Maturity Date, the policyholder’s entire interest generally must be distributed within five (5) years after the date of death, or if payable to a designated beneficiary, may be annuitized over the life or life expectancy of that beneficiary and payments must begin within one (1) year after the policyholder’s date of death. If the beneficiary is the spouse of the holder, the contract may be continued in the name of the spouse as holder. Similar distribution requirements apply to annuity contracts under qualified plans and IRAs.
If the primary Annuitant, which is not the policyholder, dies before the Maturity Date, the owner will become the Annuitant unless the owner appoints another Annuitant. If the policyholder is not an individual, the death of the primary Annuitant is treated as the death of the holder. When the holder is not an individual, a change in the primary Annuitant is treated as the death of the holder.
If the policyholder dies on or after the Maturity Date, the remaining payments, if any, under an Annuity Payment Option must be made at least as rapidly as under the method of distribution in effect at the time of death.
Any death benefits paid under the contract are taxable to the beneficiary at ordinary rates to the extent amounts exceed investment in the contract. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply whether the death benefits are paid as lump sum or annuity payments. Estate taxes and state income taxes may also apply.
Each beneficiary will need to select the death benefit option from among those set forth in the contract applicable to the named beneficiary. If an option is not selected, the death benefit, if any, will be paid pursuant to the default death benefit payment option set forth in the contract. No beneficiary will be defaulted to any spousal continuance option.
Transfers, Assignments, or Exchanges of a Contract
A transfer or assignment of ownership of a Contract, the designation of an annuitant other than the owner, the selection of certain maturity dates, or the exchange of a Contract may result in certain tax consequences to you that are not discussed herein. An owner contemplating any such transfer, assignment or exchange, should consult a tax advisor as to the tax consequences.
Contracts Owned by Non-Natural Persons
If a non-natural person (for example, a corporation) holds the contract, the income on that contract (generally the increase in the net surrender value less the premium payments paid) is includable in income each year. The rule does not apply where the non-natural person is an agent for a natural person, such as a trust in which the beneficial owner is a natural person. The rule also does not apply where the annuity contract is acquired by the estate of a decedent, where the contract is held under a qualified plan or an IRA, where the contract is a qualified funding asset for structured settlements, or where the contract is purchased on behalf of an employee upon termination of a qualified plan.
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Section 1035 Exchanges
Code section 1035 provides, in general, that gain or loss is deferred upon the exchange of one annuity contract for another or the exchange of one annuity contract for a long-term care contract. Any such gain or loss is later recognized upon a recognition event (including withdrawal, death, surrender or annuitization). For non-qualified contracts, the contract proceeds must be transferred directly from one insurer to another insurer; they cannot be sent to the policyholder by the original insurer and then transmitted from the policyholder to the new insurer.
Exchanges are permitted of the entire contract or a portion of the contract. A partial exchange will qualify for tax deferral under section 1035 if no amount, other than an amount received as an annuity for 10 years or more during one or more lives, is received under either the original contract or new contract during 180 days beginning on date of transfer. Policyholders contemplating exchanges should consult their tax and/or legal advisors.
Multiple Contracts
The Code provides that for purposes of determining the amount of any distribution under Code section 72(e) (amounts not received as annuities) that is includable in gross income, all non-qualified deferred annuity contracts issued by the same insurer (or affiliate) to the same policyholder during any calendar year are to be aggregated and treated as one contract. Thus, any amount received under any such contract prior to the contract Maturity Date, such as a withdrawal will be taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts.
Additional Tax on Net Investment Income
In addition to income tax and any penalty tax, beginning for tax years after December 31, 2012, income from annuities is included in the definition of “net investment income” for purposes of section 1411 of the Code and may be subject to an additional tax of 3.8 percent. Section 1411 applies to individual whose modified adjusted gross income exceeds the threshold amount. The current threshold amount is $250,000 in the case of a joint return or surviving spouse, $125,000 in the case of a married individual filing a separate return, and $200,000 in any other case. The threshold amount is subject to modification.
Diversification Standards
Diversification Regulations
Code section 817(h) requires that all contracts be adequately diversified. Treasury regulations define the requirements and generally permit these requirements to be satisfied using separate accounts with separate funds or series of a fund, each of which meets the requirements. The regulations generally require that, on the last day of each calendar quarter the assets of the separate accounts or series be invested in no more than:
❖	55% in any 1 investment
❖	70% in any 2 investments
❖	80% in any 3 investments
❖	90% in any 4 investments
A “look-through” rule applies to treat a pro rata portion of each asset of a Series as an asset of the Separate Account, and each Series of the funds are tested for compliance with the percentage limitations. For purposes of these diversification rules, all securities of the same issuer are treated as a single investment, but each United States government agency or instrumentality is treated as a separate issuer.
We represent that we intend to comply with the Diversification Regulations to assure that the contracts continue to be treated as annuity contracts for federal income tax purposes.
Owner Control (Investor Control)
The Treasury Department has indicated that the Diversification Regulations do not provide exclusive guidance regarding the circumstances under which policyholder control of the investments of the Separate Account will cause the policyholder to be treated as the owner of the assets of the Separate Account. It is also critical that the insurance company and not the policyholder have control of the assets held in the separate accounts. A policyholder can allocate Account Values from one fund of the separate account to another but cannot direct the investments each fund makes. If a policyholder has too much “investor control” of the assets supporting the separate account funds, then the policyholder may be taxed on the gain in the contract as it is earned.
In 2003, the IRS issued formal guidance that indicated that if the number of underlying mutual funds available in a variable insurance contract does not exceed 20, the number of underlying mutual funds alone would not cause the contract to not qualify for the desired tax treatment. This guidance also states that exceeding 20 investment options may be considered a factor, along with other factors, including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment. The Revenue Ruling did not indicate any specific number of underlying mutual funds that would cause the contract to not provide the desired tax treatment but stated that whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances.
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The Revenue Ruling considered certain variable annuity and variable life insurance contracts and held that the types of actual and potential control that the policyholder could exercise over the investment assets held by the insurance company under the variable contracts was not sufficient to cause the policyholder to be treated as the owner of those assets and thus to be subject to current income tax on the income and gains produced by those assets. Under this contract, like the contracts described in the Revenue Ruling, there is no arrangement, plan, contract, or agreement between the policyholder and us regarding the availability of a particular investment option and, other than the policyholder’s right to allocate premium payments and transfer funds among the available investment options, all investment decisions concerning the investment options will be made by us or an advisor in its sole and absolute discretion. Please note that this contract may offer more than 20 investment options; however, we believe that this fact alone does not indicate that the investor control requirements have been violated.
At this time, it cannot be determined whether additional guidance will be provided on this issue and what standards may be contained in such guidance. Should there been additional rules or regulations on this issue, including limitations on the number of underlying funds, transfers between or among underlying funds, exchanges of underlying funds or changes in investment objectives of underlying funds such that the contract would no longer qualify as an annuity for tax purposes, we reserve the right to modify the contract to the extent required to maintain annuity tax treatment.
Diversification Regulations and IRA/Qualified Plans
Code section 817(h) applies to a variable annuity contract other than a pension plan contract. Qualified plans and IRAs, are defined as pension plan contracts for these purposes. Notwithstanding the exception of IRA/qualified plan contracts from application of the diversification rules, all available investments will be structured to comply with the diversification regulations and investor control limitations because the investments serve as the investment vehicle for non-qualified contracts as well as qualified plan and IRA contracts.
Taxation of Annuities in General—Qualified Plans and IRAs
The contracts may be used with several types of IRAs and qualified plans including: Section 403(b) contracts (also referred to as Tax-Sheltered Annuities (TSAs) or Tax-Deferred Annuities (TDAs)), Traditional IRAs, SEP IRAs, SIMPLE IRAs, SARSEP IRAs, Roth IRAs, Corporate Pension and Profit-sharing Plans and State Deferred Compensation Plans. For purposes of this discussion, all will be treated as qualified plans. The specific tax rules applicable to participants in such qualified plans vary according to the type of plan and the terms and conditions of the plan itself. No attempt is made here to provide more than general information about the use of the contracts with the various types of qualified plans. We reserve the right at any time to discontinue the availability of this contract for use with some of all of these qualified plans. Participants under such qualified plans as well as policyholders, annuitants and beneficiaries, are reminded that the rights of any person to any benefits under such qualified plans may be subject to the terms and conditions of the plans themselves or limited by applicable law, regardless of the terms and conditions of the contract issued in connection therewith. Federal or state requirements, including ERISA, may impact the person entitled to death benefits under the contract. Consequently, a policyholder’s named beneficiary designation or elected annuity payment option may not be enforceable.
The owner of the contract may elect one of the available death benefit guarantees under the contract. We are of the opinion that the death benefit guarantees available under the contract are part of the annuity contract. One or more of the death benefit guarantees available may exceed the greater of the sum of premium payments or the Contract Value. The contract and its amendments, benefits or endorsements (together referred to herein as the “contract”) have not been reviewed by the IRS for qualification as an IRA or any other qualified plan. Moreover, the IRS has not issued formal guidance concerning whether any particular death benefit option such as those available under the contract complies with the qualification requirements for an IRA or any other qualified plan.
There is a risk that the IRS would take the position that one or more of the death benefit guarantees are not part of the annuity contract. In such a case, charges against the cash value of the annuity contract or charges withheld from a rollover for the benefits would be considered distributions subject to tax, including penalty taxes. While we regard the death benefit guarantees available under the contract as a permissible benefit under an IRA, the IRS may take a contrary position regarding tax qualification resulting in deemed distributions. If the IRS were to take this position, we would take all reasonable steps to avoid this result, which would include the right to amend the contract, with appropriate notice to you. You should consult with your tax advisor before electing a death benefit option under this contract for an IRA or other qualified plan.
Certain death benefit guarantees may be purchased under the contract. There is a risk that IRS may consider these death benefit guarantees “incidental death benefits.” There is a limit on the amount of the incidental death benefits allowable for qualified contracts. If the death benefit(s) selected are considered to exceed these limits, the benefit(s) could result in taxable income to the owner of the IRA or qualified contract. Furthermore, the Code provides that the assets of an IRA may not be invested in life insurance, but may provide, in the case of death during the accumulation phase, for a death benefit payment equal to the greater of sum of premium payments (less withdrawals) or Contract Value. This contract offers death benefits, which may exceed the greater of sum of premium payments (less withdrawals) or Contract Value. If the IRS determines that these benefits are providing life insurance, the contract may not qualify as an IRA or other qualified contract. That determination could result in the immediate taxation of amounts held in the contract and the imposition of penalty taxes. You should consult your tax advisor regarding these features and benefits prior to purchasing a contract.
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Distributions from qualified plans eligible to be rolled over to new contracts but which are paid to the policyholder directly generally will be subject to 20 percent income tax withholding. These distributions are “Eligible Rollover Distributions.” Mandatory withholding can be avoided if the policyholder arranges for a direct rollover or trustee-to-trustee transfer to another IRA/qualified plan. Eligible Rollover Distributions include all taxable distributions from qualified plans except (a) distributions required under the Code, such as required minimum distributions, (b) substantially equal distributions made over the life (or life expectancy) of the employee, or for a term certain of 10 years or more, (c) the portion of distributions not includable in gross income (i.e., return of after-tax contributions), except as otherwise provided in the Code and (d) hardship distributions. The mandatory withholding rules do not apply to IRAs, however, a distribution from an IRA is taxable unless the IRA funds are reinvested in another IRA within a statutory time of 60 days.
The IRS issued Announcement 2014-15, in which the IRS advised that the IRS intends to issue formal guidance limiting IRA rollovers to one per year per individual. Previously, the IRS guidance had indicated that an individual could rollover IRA proceeds from each IRA the individual owned once per year. Thus, if an individual had multiple IRAs, each IRA could be rolled over each year. This is no longer allowed. Under the Announcement, an individual with multiple IRAs will only be allowed to do one rollover per year in total. The Announcement does not impact trustee-to-trustee transfers.
The contracts sold by us in connection with certain qualified plans will utilize annuity tables that do not differentiate on the basis of sex. Such annuity tables also will be available for use in connection with certain non-qualified deferred compensation plans.
There are numerous income tax rules governing qualified plans, including rules with respect to: coverage, participation, maximum contributions, required distributions, penalty taxes on early or insufficient distributions and income tax withholding on distributions. This discussion does not address these plan requirements in detail. The following are general descriptions of the various types of qualified plans and of the use of the contracts in connection therewith. Individuals are urged to consult with their own tax or legal advisors.
Tax Sheltered Annuities (“TSAs”), Tax Deferred Annuities (“TDAs”), Section 403(b)
Code section 403(b) permits public school systems and certain types of charitable, educational and scientific organizations, generally specified in Code section 501(c)(3), to purchase annuity contracts on behalf of their employees and, subject to certain limitations, allows employees of those organizations to exclude the amount of payments from gross income for federal income tax purposes. These annuity contracts are commonly referred to as TSAs, TDAs, or 403(b)s.
Code section 403(b)(11) imposes certain restrictions on a policyholder’s ability to make withdrawals from, or surrenders of, section 403(b) contracts. Specifically, section 403(b)(11) allows a surrender or withdrawal only (a) when the employee attains age 59½, separates from service, dies or becomes disabled (as defined in the Code), or (b) in the case of hardship. In the case of hardship, the distribution amount cannot include any income earned under the contract. Section 403(b)(11), applies only with respect to distributions from section 403(b) contracts which are attributable to assets other than assets held as of the close of the last year beginning before January 1, 1989. Thus, the distribution restrictions do not apply to assets held as of December 31, 1988.
In addition, in order for certain types of contributions under a section 403(b) contract to be excluded from taxable income, the employer must comply with certain nondiscrimination requirements. The responsibility for compliance is with the employer and not with the issuer of the underlying annuity contract.
If a policyholder requests a distribution as a result of hardship, the employer must specifically authorize the distribution. It is not our responsibility to monitor compliance with IRS regulations relating to hardship distributions. If a hardship distribution is desired, the policyholder must follow the requirements set forth by the employer and we must receive consent by the employer, in a form acceptable to us, to process the distribution.
If certain contractual requirements are met, loans may be made available under section 403(b) contracts. A loan from a participant’s Contract Value may be requested only if the contract provides for loans and if the employer specifically permits and authorizes each specific loan. There are specific limits in the Code on the amount of the loan and the term of the loan. It is not our responsibility to monitor compliance with these requirements. If a loan is desired, the policyholder must follow the requirements set forth by the employer and we must receive consent by the employer, in form acceptable to us, to process the loan.
If we are directed by the participant, the loan may be taken from specific investment options. Otherwise, the loan is taken proportionately from all investment options. The loan must be at least $1,000 and the maximum loan amount is the greater of: (a) 90% of the first $10,000 of Contract Value minus any withdrawal charge; and (b) 50% of the Contract Value minus any withdrawal charge. The maximum loan amount is $50,000. If loans are outstanding from any other tax-qualified plan, then the maximum loan amount of the contract may be reduced from the amount stated above in order to comply with the maximum loan amount requirements under section 72(p) of the Code. Amounts borrowed from a Market Value Adjustment (“MVA”) account are subject to the same market value adjustment as applies to transfers from the MVA.
Interest will be charged on the loan, in the amount set forth in the contract. This interest is payable to us.
Loan repayments will first pay any accrued loan interest. The balance will be applied to reduce the outstanding loan balance and will also reduce the amount of the Loan Security Account by the same amount that the outstanding loan balance is reduced. The Loan Security Account is part of the general account and is the sole security for the loan. It is increased with all loan amounts taken and
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reduced by all repayments of loan principal. The balance of loan repayments, after payment of accrued loan interest, will be credited to the investment options of the Separate Account or the GIA in accordance with the participant’s most recent premium payments allocation on file with us, except that no amount will be transferred to the MVA.
Under section 72(p), if a loan payment is not paid within 90 days after the payment was due, then the entire loan balance plus accrued interest will be in default. In the case of default, the outstanding loan balance plus accrued interest will be deemed a distribution for income tax purposes, and will be reported as such pursuant to Code requirements. At the time of such deemed distribution, interest will continue to accrue until such time as an actual distribution occurs under the contract.
As of January 1, 2009, there are Income Tax Regulations impacting section 403(b) plans, including the requirement that the employer have a written Plan and that the Plan indicate the identity of the providers permitted under the Plan. We are not administrators of section 403(b) Plans; we are providers of annuity contracts authorized under specific Plans. We will exchange required information with the employer and/or authorized plan administrator, upon request. As a result of these regulations and requirements set forth by the employer, we may require additional documentation prior to executing transactions involving contracts issued in connection with section 403(b) plans. These documentation requirements may change from time to time.
Keogh Plans
The Self-Employed Individual Tax Retirement Act of 1962, as amended permitted self-employed individuals to establish “Keoghs” or qualified plans for themselves and their employees. The tax consequences to participants under such a plan depend upon the terms of the plan. In addition, such plans are limited by law with respect to the maximum permissible contributions, distribution dates, nonforfeitability of interests, and tax rates applicable to distributions. In order to establish such a plan, a plan document must be adopted and implemented by the employer, as well as approved by the IRS. Annuity contracts may be funding vehicles under a Keogh plan. We may issue such a contract but specifically are not a plan administrator or plan trustee.
Individual Retirement Annuities
Various sections of the Code permit eligible individuals to contribute to individual retirement programs known as “Traditional IRAs”, “Roth IRAs”, “SEP IRA”, “SARSEP IRA”, “SIMPLE IRA”, and “Deemed IRAs”. Each of these different types of IRAs is subject to limitations on the amount that may be contributed, the timing of contributions, the persons who may be eligible and on the time when distributions shall commence. In addition, distributions from certain other types of qualified plans may be transferred into an IRA. Participant loans are not allowed under IRA contracts. Details about each of these different types of IRAs are included in the respective contract endorsements. If there are IRS or Code charges to the terms of existing endorsements, we may issue replacement endorsements. We will, at all times, administer all IRAs based on the law in existence at the time of each specific administration event.
Corporate Pension and Profit-Sharing Plans
Code section 401(a) permits corporate employers to establish various types of retirement plans for employees.
These retirement plans may permit the purchase of the contracts to provide benefits under the Plan. Contributions to the Plan for the benefit of employees will not be includable in the gross income of the employee until distributed from the Plan. The tax consequences to participants may vary depending upon the particular Plan design. However, the Code places limitations and restrictions on all Plans, including on such items as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with Corporate Pension or Profit-sharing Plans should obtain independent tax advice as to the tax treatment and suitability of such an investment. Annuity contracts may be funding vehicles under these plans. We may issue such a contract but specifically are not a plan administrator or plan trustee.
Deferred Compensation Plans With Respect to Service for State and Local Governments and Tax Exempt Organizations
Code section 457(b) provides for certain deferred compensation plans with respect to service for state and local governments and certain other entities. The contracts may be used in connection with these plans; however, under these plans if issued to tax exempt organizations, the policyholder is the plan sponsor, and the individual participants in the plans are the Annuitants. Under such contracts, the rights of individual plan participants are governed solely by their agreements with the plan sponsor and not by the terms of the contracts. Annuity contracts may be funding vehicles under these plans. We may issue such a contract but specifically are not a plan administrator or plan trustee.
Tax on Surrenders and Withdrawals from Qualified Plans and IRAs
In the case of a withdrawal under a qualified plan or IRA, a ratable portion of the amount received is taxable, generally based on the ratio of the individual’s after-tax cost basis to the individual’s total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a qualified plan. For many qualified plans and IRAs, the individual may have no after-tax contributions and the entire amount received will be taxable. For Roth IRAs, if certain conditions are met regarding holding periods and age of the policyholder, lifetime withdrawals are received without tax.
Code section 72(t) imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans and IRAs other than Roth IRAs. The penalty is increased to 25% instead of 10% for SIMPLE IRAs if distribution occurs within the first two years of the participation in the SIMPLE IRA. These penalty taxes are in addition to any income tax due on the distribution. To the extent amounts distributed are not includable in gross income no tax penalty will be imposed.
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The tax penalty will not apply to the following distributions: (a) if distribution is made on or after the date on which the policyholder or Annuitant (as applicable) reaches age 59½; (b) distributions following the death the policyholder or Annuitant (as applicable); (c) distributions attributable to the policyholder or Annuitant (as applicable) being disabled within the meaning of section 72(m)(7), (d) after separation from service, distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the policyholder or Annuitant (as applicable) or the joint lives (or joint life expectancies) of such policyholder or Annuitant (as applicable) and his or her designated beneficiary; (e) distributions to a policyholder or Annuitant (as applicable) who has separated from service after he has attained age 55; (f) distributions made on account of an IRS levy on the IRA or plan, (g) distributions made to the policyholder or Annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code section 213 to the policyholder or Annuitant (as applicable) for amounts paid during the taxable year for medical care; (h) distributions made to an alternate payee pursuant to a qualified domestic relations order; (i) distributions from an IRA for the purchase of medical insurance (as described in section 213(d)(1)(D) of the Code) for the policyholder and spouse and dependents if the certain conditions are met; (j) distributions from IRAs for certain qualified educational expenses of the policyholder, spouse, children or grandchildren; (k) distributions from IRA for qualified first-time home purchase expenses; (l) distributions from retirement plans to individuals called to active military. The exceptions stated in items (e) and (h) above do not apply in the case of an IRA. The exception stated in item (d) applies to an IRA without the requirement that there be a separation from service. Please note that future legislation or regulations may modify the conditions under which distributions may be received from a qualified plan or IRA without tax penalty.
Generally, distributions from a qualified plan or IRA must commence no later than April 1 of the calendar year following the later of: (a) the year in which the employee attains age 70½ or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to an IRA. The required distribution rules do not apply to Roth IRAs during the policyholder’s lifetime. This commencement date is referred to as the “required beginning date.” Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the required amount not distributed.
The amount that must be distributed is based on Code rules relating to “Required Minimum Distributions.” This RMD takes into consideration the individual’s age, marital status, and account balance, as well as the actuarial value of additional benefits under the contract. The individual will have options regarding computation of the RMD amount; these options are selected at the time that the payments begin.
An individual is required to take distributions from all of his or her retirement accounts; however, if the individual has two or more accounts, the total amount of RMDs can be taken from one of the multiple accounts. For example, if the individual has a traditional IRA and a section 403(b) contract, the individual will have an RMD amount relating to each of these retirement vehicles. The individual can take the total of two RMDs from either or both of the two contracts.
We are required to file an information return with the IRS, with a copy to the participant, of the fair market value of each account. This information return will also indicate if RMDs are required to be taken. We will provide information to each policyholder concerning the RMD computations for his or her annuity contract.
In addition to RMDs during the life of the individual, there are also required after-death distributions. These after-death RMDs apply to all qualified plans and IRAs, including Roth IRAs. The beneficiary of the contract may take payments earlier than provided under these after-death RMD rules, such as immediately after death, but cannot delay receipt of payments after the dates specified under these rules.
Under the after-death RMD rules, if the original policyholder died prior to the required beginning date, and designated a contract beneficiary, then the full account value must be distributed either by the end of the fifth calendar year after the year of the owner’s death or over, if permitted by the Code and IRS, a period of no longer than the life expectancy of the oldest individual beneficiary. If the payments are to be over the life expectancy, the first payment must be received by December 31st of the year following the year of death. If the owner did not name a contract beneficiary or if the beneficiary was a non-natural person (such as an entity or the owner’s estate), then the life expectancy payouts are not permitted and only the five-year rule is permitted.
If the policyholder died after the required beginning date and designed a contract beneficiary, then the maximum payout period is the longer of the life expectancy of the named beneficiary or the remaining life expectancy of the original policyholder. If there was no named contract beneficiary or if the beneficiary was a non-natural person (such as an entity or the owner’s estate), then the only payment permitted is based on the remaining life expectancy of the original policyholder.
In all cases, if the beneficiary is the surviving spouse, there are special spousal continuation rules under which the spouse can treat the contract as his or her own and delay receiving payments until the spouse attains his or her own required beginning date. Each beneficiary will need to select the death benefit option from among those set forth in the contract which are applicable to the named beneficiary. If an option is not selected, the death benefit, if any, will be paid pursuant to the default death benefit payment option set forth in the contract. No beneficiary will be defaulted to any spousal continuance option.
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Seek Tax Advice
The above description of federal income tax consequences of the different types of qualified plans and IRAs which may be funded by the contracts offered by this prospectus is only a brief summary meant to alert you to the issues and is not intended as tax advice. The rules governing the provisions of qualified plans and IRAs are extremely complex and often difficult to comprehend. Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences.
Withholding and Information Reporting
We are required to file information returns with the IRS and state taxation authorities in the event that there is a distribution from your contract that may have tax consequences and in certain other circumstances. In order to comply with our requirements, from time to time, we request that the policyholder or beneficiary provide certain information, including social security number or tax identification number and current address.
In addition to information reporting, we are also required to withhold federal and certain state income taxes on the taxable portion of any amounts received under the contract unless a valid election is made to not have any withholding or in certain other circumstances. An election of no withholding is not permitted if a correct social security number or other taxpayer identification number is not provided or if the IRS advises that withholding is required. Special withholding rules apply to payments made to nonresident aliens.
You are liable for payment of federal income taxes on the taxable portion of any amounts received under the policy. You may be subject to penalties if your withholding or estimated tax payments are insufficient. Certain states also require withholding of state income taxes on the taxable portion of amounts received. State laws differ regarding the procedure by which these amounts are computed and the extent to which a policyholder can elect out of withholding.
In 2004, the Department of Treasury ruled that income received by residents of Puerto Rico under a life insurance policy issued by a United States company is U.S.-source income that is subject to United States Federal income tax. This ruling is also understood to apply to other nonresident alien policyholders. Although the ruling was directed at a life insurance policy, it may also apply to an annuity contract.
Spousal Definition
The Internal Revenue Code provides special provisions relating to a spouse.
As a result of a June 2013 decision by the United States Supreme Court in the case of United States v. Windsor, a portion of the federal “Defense of Marriage Act” was ruled unconstitutional. The prior section had provided that federal statutes could not recognize same-sex marriages. With this decision striking down the prior law, valid same-sex marriages are now recognized under federal law and any options afforded by the federal tax law to a spouse under Section 72(s) and 401(a)(9) of the Internal Revenue Code are now available to all spouses, including same-sex spouses.
On August 29, 2013, the Internal Revenue Service (“IRS”) clarified its position regarding same-sex marriages for all federal tax purposes. If a couple is married in a jurisdiction (including foreign country) that permits same-sex marriage, that marriage will be recognized for all federal tax purposes regardless of the state law in the jurisdiction where the couple resides. The IRS further indicated that civil unions and registered domestic partnerships are not marriages for federal tax purposes.
On April 4, 2014, the IRS issued Notice 2014-19, further providing guidance on the application and retroactive application of the Windsor decision to qualified retirement plans. To the extent that this annuity contract has been issued in connection with such a qualified retirement plan, the Notice should be reviewed by the Plan Administrator, to determine whether a Plan Amendment is needed. Notice 2014-19 does not impact non-qualified annuity contracts or contracts issued in connection with Individual Retirement Accounts.
The 2013 action by the IRS and the United States Supreme Court does not impact state laws. Thus, for state law purposes, a couple will only be married if permitted under that state’s laws. Thus, a couple could be married for federal tax purposes but not for state law purposes.
Please note that further legal developments may occur that would impact same-sex civil union couples, domestic partners and spouses. All individuals should contact their tax advisors regarding their personal tax situations.
GMWB Features
There are outstanding tax questions relating to taxation of payments made after the contract value reaches zero. Until the IRS issues guidance on the issue, we will treat payments under non-qualified contracts as withdrawals. Similarly for IRA and qualified contracts, we will apply the non-annuity rules for determining minimum required distributions, meaning that a percentage of the value of all benefits under the contract will need to be withdrawn each year. The value may have to include the value of enhanced death benefits and other optional contract provisions such as any GMWB rider itself. Consult a tax advisor.
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Federal Estate, Gift and Generation-Skipping Transfer Taxes
While no attempt is being made to discuss in detail the federal estate tax implications of the contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary who survives the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.
Under certain circumstances, the Code may impose a generation-skipping (“GST”) tax when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.
For 2014, the federal estate tax, gift tax, and GST tax exemptions and maximum rates are $5,340,000 and 40%, respectively.
The potential application of these taxes underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and those of your beneficiaries under all possible scenarios.
Medicare Tax
Beginning in 2013, distributions from non-qualified annuity policies will be considered “investment income” for purposes of the newly enacted Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g. earnings) to individuals whose income exceeds certain threshold amounts. Please consult a tax advisor for more information.
Foreign Tax Credits
We may benefit from any foreign tax credits attributable to taxes paid by certain underlying funds to foreign jurisdictions to the extent permitted under Federal tax law.
Annuity purchases by nonresident aliens and foreign corporations
The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, such purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser’s country of citizenship or residence. Additional withholding may occur with respect to entity purchasers (including foreign corporations, partnerships, and trusts) that are not U.S. residents. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to an annuity contract purchase.
Possible Tax Law Changes
Although the likelihood of legislative and regulatory changes is uncertain, there is always the possibility that the tax treatment of the contract could change by legislation or regulation. Consult a tax adviser with respect to legislative and regulatory developments and their effect on the contract.
We have the right to modify the contract or our contract administration in response to legislative or regulatory changes. We make no guarantee regarding the tax status of any contact and do not intend the above discussion as tax advice.
Sales of Variable Accumulation Contracts

PHL Variable has designated 1851 Securities, Inc. (“1851”) to serve as the principal underwriter and distributor of the securities offered through this Prospectus, pursuant to the terms of a distribution agreement. 1851, an affiliate of PHL Variable, also acts as the principal underwriter and distributor of other variable annuity contracts and variable life insurance policies issued by PHL Variable and its affiliated companies. PHL Variable or an affiliate reimburses 1851 for expenses 1851 incurs in distributing the Contracts (e.g. commissions payable to retail broker-dealers who sell the Contracts). 1851 does not retain any fees under the Contracts; however, 1851 may receive 12b-1 fees from the underlying funds.
1851’s principal executive offices are located at One American Row, PO Box 5056, Hartford, CT 06102-5056. 1851 is registered as a broker-dealer with the Securities and Exchange Commission (“SEC”) under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the Financial Industry Regulatory Authority (“FINRA”).
1851 and PHL Variable enter into selling agreements with broker-dealers who are registered with the SEC and are members of FINRA, and with entities that may offer the Contracts but are exempt from registration. Applications for the Contract are solicited by registered representatives who are associated persons of such broker-dealer firms. Such representatives act as appointed agents of PHL Variable under applicable state insurance law and must be licensed to sell variable insurance products. PHL Variable has offered the Contract in jurisdictions where it is licensed to do business and where the Contract is approved. 1851 is contracted to offer the Contracts on a continuous basis.
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On September 15, 2010, 1851 became the principal underwriter and distributor for the SEC registered products.
Compensation
Broker-dealers who have selling agreements with 1851 and PHL Variable are paid compensation for the promotion and sale of the Contracts. Registered representatives who solicit sales of the Contract typically receive a portion of the compensation payable to the broker-dealer firm, depending on the agreement between the firm and the registered representative. A broker-dealer firm or registered representative of a firm may receive different compensation for selling one product over another and/or may be inclined to favor or disfavor one product provider over another product provider due to differing compensation rates.
We generally pay compensation as a percentage of purchase payments invested in the Contract. Alternatively, we may pay lower compensation on purchase payments but pay periodic asset-based compensation in all or some years based on all or a portion of the Contract Value. The amount and timing of compensation may vary depending on the selling agreement and the payment option selected by the broker- dealer and/or the registered representative but is not expected to exceed 8.0% of purchase payments if up-front compensation is paid to registered representatives and up to 2.5% annually of contract value (if asset based compensation is paid).
To the extent permitted by FINRA rules, overrides and promotional incentives or cash and non-cash payments also may be provided to such broker-dealers based on sales volumes, the assumption of wholesaling functions, or other sales-related criteria. Additional payments may be made for other services not directly related to the sale of the contract, including the recruitment and training of personnel, production of promotional literature and similar services.
This Contract does not assess a front-end sales charge, so you do not directly pay for sales and distribution expenses. Instead, you indirectly pay for sales and distribution expenses through the overall charges and fees assessed under the Contract. For example, any profits PHL Variable may realize through assessing the mortality and expense risk charge under your Contract may be used to pay for sales and distribution expenses. PHL Variable may also pay for sales and distribution expenses out of any payments PHL Variable or 1851 may receive from the underlying funds for providing administrative, marketing and other support and services to the underlying funds. If your Contract assesses a surrender charge, proceeds from this charge may be used to reimburse PHL Variable for sales and distribution expenses. No additional sales compensation is paid if you select any optional benefits under your Contract.
We have unique arrangements for compensation with select broker-dealer firms based on the firm’s aggregate or anticipated sales of contracts or other factors. We enter into such arrangements at our discretion and we may negotiate customized arrangements with firms based on various criteria. As such, special compensation arrangements are not offered to all broker-dealer firms. Compensation payments made under such arrangements will not result in any additional charge to you.
State Regulation

We are subject to the provisions of the Connecticut insurance laws applicable to life insurance companies and to regulation and supervision by the Connecticut Superintendent of Insurance. We also are subject to the applicable insurance laws of all the other states and jurisdictions in which it does an insurance business.
State regulation of PHL Variable includes certain limitations on the investments, which may be made for its General Account and separate accounts, including the Separate Account. It does not include, however, any supervision over the investment policies of the Separate Account.
Reports

Reports showing the contract value will be furnished to you at least annually.
Voting Rights

As stated above, all of the assets held in an available investment option will be invested in shares of a corresponding series of the funds. We are the legal owner of those shares and, as such, have the right to vote to elect the Board of Trustees of the funds, to vote upon certain matters that are required by the 1940 Act to be approved or ratified by the shareholders of a mutual fund and to vote upon any other matter that may be voted upon at a shareholders’ meeting.
We will send you or, if permitted by law, make available electronically, proxy material, reports and other materials relevant to the investment options in which you have a voting interest. In order to vote you must complete the proxy form and return it with your voting instructions. You may also be able to vote your interest by telephone or over the Internet if such instructions are included in the proxy material. We will vote all of the shares we own on your behalf, in accordance with your instructions. We will vote the shares for which we do not receive instructions, and any other shares we own, in the same proportion as the shares for which we do receive instructions. This process may result in a small number of contract owners controlling the vote.
In the future, to the extent applicable federal securities laws or regulations permit us to vote some or all shares of the fund in its own right, we may elect to do so.
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Matters on which owners may give voting instructions may include the following: (1) election or removal of the Board of Trustees of a fund; (2) ratification of the independent accountant for a fund; (3) approval or amendment of the investment advisory agreement for the series of the fund corresponding to the owner’s selected investment option(s); (4) any change in the fundamental investment policies or restrictions of each such series; and (5) any other matter requiring a vote of the shareholders of a fund. With respect to amendment of any investment advisory agreement or any change in a series’ fundamental investment policy, owners participating in such series will vote separately on the matter. The number of votes that you have the right to cast will be determined by applying your percentage interest in an investment option to the total number of votes attributable to the investment option. In determining the number of votes, fractional shares will be recognized. The number of votes for which you may give us instructions will be determined as of the record date for fund shareholders chosen by the Board of Trustees of a fund.
PHL Variable – Legal Proceedings

Litigation and arbitration
The Company is regularly involved in litigation and arbitration, both as a defendant and as a plaintiff. The litigation and arbitration naming the Company as a defendant ordinarily involves our activities as an insurer, employer, investor, investment advisor or taxpayer.
It is not feasible to predict or determine the ultimate outcome of all legal or arbitration proceedings or to provide reasonable ranges of potential losses. Management of the Company believes that the outcome of our litigation and arbitration matters are not likely, either individually or in the aggregate, to have a material adverse effect on the financial condition of the Company. However, given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation and arbitration, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on the results of operations or cash flows in particular quarterly or annual periods.
SEC Cease-and-Desist Order
See the subsection entitled “Information About Restatement of the Company’s U.S. GAAP Financial Statements and Delayed SEC Filings” within the section entitled “Financial Statements,” above, for additional information regarding the SEC Cease-and-Desist Order, as amended.
Cases Brought by Policy Investors
On June 5, 2012, Wilmington Savings Fund Society, FSB, as successor in interest to Christiana Bank & Trust Company and as trustee of 60 unnamed trusts, filed suit against Phoenix, Phoenix Life and PHL Variable in the United States District Court for the Central District of California; the case was later transferred to the District of Delaware (C.A. No. 13-499-RGA) by order dated March 28, 2013. After the plaintiffs twice amended their complaint, and dropped Phoenix as a defendant and dropped one of the plaintiff Trusts, the court issued an order on April 9, 2014 dismissing seven of the ten counts, and partially dismissing two more, with prejudice. The court dismissed claims alleging that Phoenix Life and PHL Variable committed RICO violations and fraud by continuing to collect premiums while concealing an intent to later deny death claims. The claims that remain in the case seek a declaration that the policies at issue are valid, and damages relating to cost of insurance (“COI”) increases. We believe we have meritorious defenses against this lawsuit and we intend to vigorously defend against these claims. The outcome of this litigation and any potential losses are uncertain.
On August 2, 2012, Lima LS PLC filed a complaint against Phoenix, Phoenix Life, PHL Variable, James D. Wehr, Philip K. Polkinghorn, Edward W. Cassidy, Dona D. Young and other unnamed defendants in the United States District Court for the District of Connecticut (Case No. CV12-01122). On July 1, 2013, the defendants’ motion to dismiss the complaint was granted in part and denied in part. Thereafter, on July 31, 2013, the plaintiff served an amended complaint against the same defendants, with the exception that Mr. Cassidy was dropped as a defendant. The plaintiffs allege that Phoenix Life promoted certain policy sales knowing that the policies would ultimately be owned by investors and then challenging the validity of these policies or denying claims submitted on these policies. Plaintiffs are seeking damages, including punitive and treble damages, attorneys’ fees and a declaratory judgment. We believe we have meritorious defenses against this lawsuit and we intend to vigorously defend against these claims. The outcome of this litigation and any potential losses are uncertain.
Cost of Insurance Cases
On November 18, 2011, Martin Fleisher and another plaintiff (the “Fleisher Litigation”), on behalf of themselves and others similarly situated, filed suit against Phoenix Life in the United States District Court for the Southern District of New York (C.A. No. 1:11-cv-08405-CM-JCF (U.S. Dist. Ct; S.D.N.Y.)) challenging COI rate adjustments implemented by Phoenix Life in 2010 and 2011, which Phoenix Life maintains were based on policy language permitting such adjustments. By order dated July 12, 2013, two separate classes were certified in the Fleisher Litigation; by subsequent order dated August 26, 2013, the court decertified one of the classes. The complaint seeks damages for breach of contract. The class certified in the court’s July 12, 2013 order, as limited by the court’s August 26, 2013 order, is limited to holders of Phoenix Life policies issued in New York subject to New York law and subject to Phoenix Life’s 2011 COI rate adjustment. By order dated April 29, 2014, the court denied Martin Fleisher’s motion for summary judgment in the Fleisher Litigation in its entirety, while granting in part and denying in part Phoenix Life’s motion for summary judgment.
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Phoenix Life’s subsidiary, PHL Variable, has been named as a defendant in six actions challenging its COI rate adjustments implemented concurrently with the Phoenix Life adjustments. Five cases have been brought against PHL Variable, while one case has been brought against PHL Variable and Phoenix Life. These six cases, only one of which is styled as a class action, have been brought by (1) Tiger Capital LLC (C.A. No. 1:12-cv- 02939-CM-JCF; U.S. Dist. Ct; S.D.N.Y., complaint filed on March 14, 2012; the “Tiger Capital Litigation”); (2-5) U.S. Bank National Association, as securities intermediary for Lima Acquisition LP ((2: C.A. No. 1:12-cv-06811-CM-JCF; U.S. Dist. Ct; S.D.N.Y., complaint filed on November 16, 2011; 3: C.A. No. 1:13-cv-01580-CM-JCF; U.S. Dist. Ct; S.D.N.Y., complaint filed on March 8, 2013; collectively, the “U.S. Bank N.Y. Litigations”); (4: C.A. No. 3:14-cv-00555-WWE; U.S. Dist. Ct; D. Conn., complaint originally filed on March 6, 2013, in the District of Delaware and transferred by order dated April 22, 2014, to the District of Connecticut; and 5: C.A. No. 3:14-cv-01398-WWE, U.S. Dist. Ct; D. Conn., complaint filed on September 23, 2014, and amended on October 16, 2014, to add Phoenix Life as a defendant (collectively the “U.S. Bank Conn. Litigations”)) and (6) SPRR LLC (C.A. No. 1:14-cv-8714; U.S. Dist. Ct.; S.D.N.Y., complaint filed on October 31, 2014; the “SPRR Litigation”). SPRR LLC filed suit against PHL Variable, on behalf of itself and others similarly situated, challenging COI rate adjustments implemented by PHL Variable in 2011.
The Tiger Capital Litigation and the two U.S. Bank N.Y. Litigations were assigned to the same judge as the Fleisher Litigation, and discovery in these four actions has concluded. By orders in both U.S. Bank N.Y. Litigations dated May 23, 2014, the court denied U.S. Bank’s motions for summary judgment in their entirety, while granting in part and denying in part PHL Variable’s motions for summary judgment. U.S. Bank moved for reconsideration of the court’s summary judgment decisions in the U.S. Bank N.Y. Litigations, which the court denied by orders dated June 4, 2014. By order in the Tiger Capital Litigation dated July 23, 2014, the court denied Tiger Capital’s motion for summary judgment in its entirety, while granting in part and denying in part PHL Variable’s motion for summary judgment. Plaintiff in the Tiger Capital Litigation seeks damages for breach of contract. Plaintiff in the U.S. Bank N.Y. Litigations and the U.S. Bank Conn. Litigations seeks damages and attorneys’ fees for breach of contract and other common law and statutory claims. The plaintiff in the SPRR Litigation seeks damages for breach of contract for a nationwide class of policyholders.
By letter dated October 1, 2014, the U.S. District Court for the Southern District of New York consolidated the Fleisher Litigation, the Tiger Capital Litigation, and the U.S. Bank N.Y. Litigations for trial, which is expected to begin on March 9, 2015.
Complaints to state insurance departments regarding PHL Variable’s COI rate adjustments have also prompted regulatory inquiries or investigations in several states, with two of such states (California and Wisconsin) issuing letters directing PHL Variable to take remedial action in response to complaints by a single policyholder. PHL Variable disagrees with both states’ positions and, on April 30, 2013, Wisconsin commenced an administrative hearing to obtain a formal ruling on its position (Office of the Commissioner of Insurance Case No. 13- C35362). By order dated October 16, 2014, an administrative law judge granted in part and denied in part the Office of the Commissioner of Insurance’s motion for summary judgment relating to seven policies subject to PHL Variable’s 2010 COI rate adjustment and authorized restitution. The regulatory process is ongoing and the administrative law judge has not entered an order at this time. PHL Variable does not expect that any order would be material.
Phoenix Life and PHL Variable believe that they have meritorious defenses against all of these lawsuits and regulatory directives and intend to vigorously defend against them, including by appeal if necessary. The outcome of these matters is uncertain and any potential losses cannot be reasonably estimated.
Regulatory matters
State regulatory bodies, the SEC, the Financial Industry Regulatory Authority (“FINRA”), the IRS and other regulatory bodies regularly make inquiries of us and, from time to time, conduct examinations or investigations concerning our compliance with laws and regulations related to, among other things, our securities offerings and registered products. We endeavor to respond to such inquiries in an appropriate way and to take corrective action if warranted. Further, Phoenix is providing to the SEC certain information and documentation regarding the restatement of its prior period financial statements and the staff of the SEC has indicated to Phoenix that the matter remains subject to further investigation and potential further regulatory action. We cannot predict the outcome of any of such investigations or actions related to these or other matters.
Regulatory actions may be difficult to assess or quantify. The nature and magnitude of their outcomes may remain unknown for substantial periods of time. It is not feasible to predict or determine the ultimate outcome of all pending inquiries, investigations, legal proceedings and other regulatory actions, or to provide reasonable ranges of potential losses. Based on current information, we believe that the outcomes of our regulatory matters are not likely, either individually or in the aggregate, to have a material adverse effect on our financial condition. However, given the inherent unpredictability of regulatory matters, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on our financial statements in particular quarterly or annual periods.
State Insurance Department Examinations
During 2012 and 2013, the Connecticut Insurance Department conducted its routine financial and market conduct examinations of the Company and two other Connecticut-domiciled insurance affiliates. A financial examination report from the Connecticut Insurance Department was issued on May 28, 2014. We expect to receive final market conduct examination reports in 2014.
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Unclaimed Property Inquiries
In late 2012, Phoenix and the Company and their affiliates received separate notices from Unclaimed Property Clearing House (“UPCH”) and Kelmar Associates, LLC (“Kelmar”) that UPCH and Kelmar had been authorized by the unclaimed property administrators in certain states to conduct unclaimed property audits. The audits began in 2013 and are being conducted on the Phoenix enterprise with a focus on death benefit payments; however, all amounts owed by any aspect of the Phoenix enterprise are also a focus. This includes any payments to vendors, brokers, former employees and shareholders. UPCH represents 32 states and the District of Columbia and Kelmar represents seven states.
Subsequent Event

  (updates note “18. Subsequent Events” in the financial statements for PHL Variable Insurance Company contained in the Statement of Additional Information)
On October 1, 2014, A. M. Best affirmed its financial strength ratings of B (Fair) and issuer credit ratings of “bb+” for Phoenix Life and PHL Variable. They also affirmed the issuer credit ratings and senior debt ratings of “b” of Phoenix. The financial strength ratings continue to have a stable outlook and the issuer credit ratings retain a negative outlook.
SAI Table of Contents

The SAI contains more specific information and financial statements relating to the Separate Account and PHL Variable Insurance Company. The Table of Contents of the SAI is set forth below:
❖	PHL Variable Insurance Company
❖	Underwriter
❖	Services
❖	Information Sharing Agreements
❖	Performance History/Calculation of Yield and Return
❖	Calculation of Annuity Payments
❖	Financial Support Arrangement
❖	Experts
❖	Separate Account Financial Statements
❖	Company Financial Statements
Contract owner inquiries and requests for an SAI should be directed, in writing, to our Annuity Operations Division, or by calling us at 800/541-0171.

* This is intended as an inactive textual reference only.
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APPENDIX A – Investment Options

Please note: This information is intended to provide a brief summary of each fund’s investment objective and advisor information. For more detailed information regarding each fund you should consult the fund prospectus which can be found on our website, www.phoenixwm.com*, or requested by writing to us at PO Box 8027, Boston, MA 02266-8027 or calling 1-800-541-0171. Not all funds listed here may be currently offered or available with your product. Please refer to the footnotes below and page one of your product prospectus for a list of the funds available with your product.
Fund Name	Investment Objective	Investment Advisor / Subadvisor
Alger Capital Appreciation Portfolio[1,2]	Long term capital appreciation	Fred Alger Management, Inc.
AllianceBernstein VPS Balanced Wealth Strategy Portfolio	To maximize total return consistent with the Adviser’s determination of reasonable risk	AllianceBernstein L.P.
Calvert VP S&P MidCap 400 Index Portfolio	Seeks investment results that correspond to the total return performance of U.S. common stocks, as represented by the S&P MidCap 400 Index	Calvert Investment Management, Inc.
		Subadvisor:	Ameritas Investment Partners, Inc. [3]
Deutsche Equity 500 Index VIP [4]	Seeks to replicate, as closely as possible, before the deduction of expenses, the performance of the Standard & Poor’s 500 Composite Stock Price Index, which emphasizes stocks of large US companies	Deutsche Investment Management Americas Inc.
		Subadvisor:	Northern Trust Investments, Inc.
Deutsche Small Cap Index VIP [5]	Seeks to replicate, as closely as possible, before the deduction of expenses, the performance of the Russell 2000® Index, which emphasizes stocks of small US companies	Deutsche Investment Management Americas Inc.
		Subadvisor:	Northern Trust Investments, Inc.
Federated Fund for U.S. Government Securities II	Current income by investing primarily in U.S. government and government agency securities and mortgage-backed securities.	Federated Investment Management Company
Federated High Income Bond Fund II	High current income by investing in a professionally managed, diversified portfolio of fixed-income securities	Federated Investment Management Company
Federated Prime Money Fund II	Current income consistent with stability of principal and liquidity	Federated Investment Management Company
Fidelity ® VIP Contrafund® Portfolio	Long-term capital appreciation	Fidelity Management & Research Company
		Subadvisor:	FMR Co., Inc.
Fidelity ® VIP Growth Opportunities Portfolio	Capital growth	Fidelity Management & Research Company
		Subadvisor:	FMR Co., Inc.
Fidelity ® VIP Growth Portfolio	Capital appreciation	Fidelity Management & Research Company
		Subadvisor:	FMR Co., Inc.
Fidelity ® VIP Investment Grade Bond Portfolio	As high a level of current income as is consistent with the preservation of capital	Fidelity Management & Research Company
		Subadvisor:	Fidelity Investments Money Management, Inc.
Franklin Flex Cap Growth VIP Fund [6]	Seeks capital appreciation. Under normal market conditions, the fund invests predominantly in equity securities of companies that the investment manager believes have the potential for capital appreciation.	Franklin Advisers, Inc.
Franklin Income VIP Fund [7]	Seeks to maximize income while maintaining prospects for capital appreciation. Under normal market conditions, the fund invests in both equity and debt securities.	Franklin Advisers, Inc.
Franklin Mutual Shares VIP Fund [8]	Seeks capital appreciation with income as a secondary goal. Under normal market conditions, the fund invests primarily in U.S. and foreign equity securities that the investment manager believes are undervalued.	Franklin Mutual Advisers, LLC
Guggenheim VT Long Short Equity Fund[1,2,9]	Seeks long-term capital appreciation.	Guggenheim Investments
Ibbotson Aggressive Growth ETF Asset Allocation Portfolio	Capital appreciation	ALPS Advisors, Inc.
		Subadvisor:	Ibbotson Associates, Inc.
Ibbotson Balanced ETF Asset Allocation Portfolio	Capital appreciation and some current income	ALPS Advisors, Inc.
		Subadvisor:	Ibbotson Associates, Inc.
Ibbotson Growth ETF Asset Allocation Portfolio	Capital appreciation	ALPS Advisors, Inc.
		Subadvisor:	Ibbotson Associates, Inc.
Ibbotson Income and Growth ETF Asset Allocation Portfolio	Current income and capital appreciation	ALPS Advisors, Inc.
		Subadvisor:	Ibbotson Associates, Inc.
Invesco V.I. American Franchise Fund	Capital growth	Invesco Advisers, Inc.
Invesco V.I. Equity and Income Fund	Capital appreciation and current income	Invesco Advisers, Inc.
Invesco V.I. Core Equity Fund[1,2]	Long term growth of capital	Invesco Advisers, Inc.
Invesco V.I. Mid Cap Core Equity Fund[1,2]	Long term growth of capital	Invesco Advisers, Inc.
A-1

Fund Name	Investment Objective	Investment Advisor / Subadvisor
Lazard Retirement U.S. Small-Mid Cap Equity Portfolio[1,2]	Long term capital appreciation	Lazard Asset Management LLC
Lord Abbett Series Fund Bond Debenture Portfolio	High current income and the opportunity for capital appreciation to produce a high total return	Lord, Abbett & Co. LLC
Lord Abbett Series Fund Growth and Income Portfolio	Long-term growth of capital and income without excessive fluctuations in market value	Lord, Abbett & Co. LLC
Lord Abbett Series Fund Mid Cap Stock Portfolio	Capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace	Lord, Abbett & Co. LLC
Neuberger Berman Advisors Management Trust Guardian Portfolio	Long term growth of capital; current income is a secondary goal	Neuberger Berman Management LLC
		Subadvisor:	Neuberger Berman LLC
Neuberger Berman Advisors Management Trust Small Cap Growth Portfolio	Long term capital growth; the Portfolio Manager also may consider a company’s potential for current income prior to selecting it for the Fund.	Neuberger Berman Management LLC
		Subadvisor:	Neuberger Berman LLC
Oppenheimer Capital Appreciation Fund/VA	Capital appreciation	OFI Global Asset Management, Inc..
		Subadvisor:	OppenheimerFunds, Inc.
Oppenheimer Global Fund/VA	Capital appreciation	OFI Global Asset Management, Inc..
		Subadvisor:	OppenheimerFunds, Inc.
Oppenheimer Main Street Small Cap Fund® / VA	Capital appreciation	OFI Global Asset Management, Inc..
		Subadvisor:	OppenheimerFunds, Inc.
PIMCO VIT CommodityRealReturn® Strategy Portfolio	Maximum real return consistent with prudent investment management.	Pacific Investment Management Company LLC
PIMCO VIT Real Return Portfolio	Maximum real return, consistent with preservation of real capital and prudent investment management.	Pacific Investment Management Company LLC
PIMCO VIT Total Return Portfolio	Maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Investment Management Company LLC
Rydex VT Inverse Government Long Bond Strategy Fund[1,2]	Seeks to provide total returns that inversely correlate, before fees and expenses, to the price movements of a benchmark for U.S. Treasury debt instruments or futures contracts on a specified debt instrument on a daily basis. The fund’s current benchmark is the daily price movement of the Long Treasury Bond. The Long Treasury Bond is the U.S. Treasury bond with the longest maturity, which is currently 30 years. The price movement of the Long Treasury Bond is based on the daily price change of the most recently issued Long Treasury Bond. The fund does not seek to achieve its investment objective over a period of time greater than one day.	Guggenheim Investments
Rydex VT Nova Fund[1,2]	Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The fund’s current benchmark is 150% of the performance of the S&P 500 Index. The fund does not seek to achieve its investment objective over a period of time greater than one day.	Guggenheim Investments
Sentinel Variable Products Balanced Fund	Seeks a combination of growth of capital and current income, with relatively low risk and relatively low fluctuations in value	Sentinel Asset Management, Inc.
Sentinel Variable Products Bond Fund	Seeks high current income while seeking to control risk	Sentinel Asset Management, Inc.
Sentinel Variable Products Common Stock Fund	Seeks a combination of growth of capital, current income, growth of income and relatively low risk as compared with the stock market as a whole	Sentinel Asset Management, Inc.
Sentinel Variable Products Mid Cap Fund	Seeks growth of capital	Sentinel Asset Management, Inc.
Sentinel Variable Products Small Company Fund	Seeks growth of capital	Sentinel Asset Management, Inc.
Templeton Developing Markets VIP Fund [10]	Seeks long-term capital appreciation. Under normal market conditions, the fund invests at least 80% of its net assets in emerging markets investments.	Templeton Asset Management Ltd.
Templeton Foreign VIP Fund [11]	Seeks long-term capital growth. Under normal market conditions, the fund invests at least 80% of its net assets in investments of issuers located outside the U.S., including those in emerging markets.	Templeton Investment Counsel, LLC
A-2

Fund Name	Investment Objective	Investment Advisor / Subadvisor
Templeton Growth VIP Fund [12]	Seeks long-term capital growth. Under normal market conditions, the fund invests predominantly in equity securities of companies located anywhere in the world, including emerging markets.	Templeton Global Advisors Limited
Virtus Capital Growth Series	Long-term growth of capital.	Virtus Investment Advisers, Inc.
		Subadvisor:	New Fleet Asset Management LLC[7]
Virtus Growth & Income Series	Capital appreciation and current income	Virtus Investment Advisers, Inc.
		Subadvisor:	Euclid Advisors LLC
Virtus International Series	High total return consistent with reasonable risk	Virtus Investment Advisers, Inc.
		Subadvisor:	Aberdeen Asset Management Inc.
Virtus Multi-Sector Fixed Income Series	Long-term total return	Virtus Investment Advisers, Inc.
		Subadvisor:	New Fleet Asset Management LLC[8]
Virtus Real Estate Securities Series	Capital appreciation and income with approximately equal emphasis	Virtus Investment Advisers, Inc.
		Subadvisor:	Duff & Phelps Investment Management Company
Virtus Small-Cap Growth Series	Long-term capital growth	Virtus Investment Advisers, Inc.
		Subadvisor:	Kayne Anderson Rudnick Investment Management LLC
Virtus Small-Cap Value Series	Long-term capital appreciation.	Virtus Investment Advisers, Inc.
		Subadvisor:	Kayne Anderson Rudnick Investment Management LLC
Virtus Strategic Allocation Series	High total return over an extended period of time consistent with prudent investment risk	Virtus Investment Advisers, Inc.
		Subadvisor(s):	Euclid Advisors LLC (equity portion) and New Fleet Asset Management LLC (fixed income portion)
Wanger International	Long-term growth of capital	Columbia Wanger Asset Management, LLC
Wanger International Select	Long-term growth of capital	Columbia Wanger Asset Management, LLC
Wanger Select	Long-term growth of capital	Columbia Wanger Asset Management, LLC
Wanger USA	Long-term growth of capital	Columbia Wanger Asset Management, LLC
[1]	This fund was closed to new investors on May 1, 2006.
[2]	Contract/policy owners who had value allocated to a fund before its applicable closure date, the following restrictions apply: (1) only regular premium payments are allowed into the fund; (2) no transfers from other funds are allowed into the fund; (3) existing allocation percentages may only be reduced and the fund may not be added to an allocation schedule; (4) existing DCA percentages may only be reduced and the fund may not be added to a DCA allocation schedule; and (5) existing rebalancing percentages may only be reduced and the fund may not be added to the rebalancing allocation schedule.
[3]	Subadvisor name change effective April 30, 2013. Previously known as Summit Investment Advisors, Inc.
[4]	Name change effective August 11, 2014. Previously known as DWS Equity 500 Index VIP.
[5]	Name change effective August 11, 2014. Previously known as DWS Small Cap Index VIP.
[6]	Name change effective May 1, 2014. Previously known as Franklin Flex Cap Growth Securities Fund.
[7]	Name change effective May 1, 2014. Previously known as Franklin Income Securities Fund.
[8]	Name change effective May 1, 2014. Previously known as Mutual Shares Securities Fund.
[9]	Name change effective October 30, 2013. Previously known as Guggenheim U.S. Long Short Momentum Fund.
[10]	Name change effective May 1, 2014. Previously known as Templeton Developing Markets Securities Fund.
[11]	Name change effective May 1, 2014. Previously known as Templeton Foreign Securities Fund.
[12]	Name change effective May 1, 2014. Previously known as Templeton Growth Securities Fund.
*	This is intended as an inactive textual reference only.
A-3

APPENDIX B – Deductions for Taxes – Qualified and Non-qualified Annuity Contracts

State	Upon Premium Payment	Upon Annuitization	Non-qualified	Qualified
California		X	2.35%	0.50%
Florida[3]		X	1.00	1.00
Maine	X		2.00
Nevada		X	3.50
South Dakota	X		1.25 [1]
Texas		X	0.04 [2]	0.04
West Virginia		X	1.00	1.00
Wyoming		X	1.00
Commonwealth of Puerto Rico		X	1.00	1.00
NOTE:	The above tax deduction rates are as of January 1, 2014. No tax deductions are made for states not listed above. However, tax statutes are subject to amendment by legislative act and to judicial and administrative interpretation, which may affect both the above lists of states and the applicable tax rates. Consequently, we reserve the right to deduct tax when necessary to reflect changes in state tax laws or interpretation.
For a more detailed explanation of the assessment of taxes, see “Deductions and Charges—Tax.”
[1]	South Dakota law exempts premiums received on qualified contracts from premium tax. Additionally, South Dakota law provides a lower rate of 0.8% that applies to premium payments received in excess of $500,000 in a single calendar year.
[2]	Texas charges an insurance department “maintenance fee” of .04% on annuity considerations, but the department allows this to be paid upon annuitization.
[3]	Florida, while imposing a tax, grants exemption from the tax if the insurer can show the savings from the exemption is passed on to Florida policy owners.
B-1

APPENDIX C – Accumulation Unit Values

The following tables give the historical unit values for a single share of each of the available subaccounts. More information can be obtained in the Statement of Additional Information (“SAI”). You may obtain a copy of the SAI free of charge by calling 800/541-0171 or by writing to:
PHL Variable Insurance Company
Annuity Operations Division
PO Box 8027
Boston, MA 02266-8027
Death Benefit Option 1 Contracts
Subaccount	Subaccount Unit Value Beginning of Period	Subaccount Unit Value End of Period	Units Outstanding at End of Period (Thousands)
Alger Capital Appreciation Portfolio – Class I-2 Shares**
From 01/01/2004 To 12/31/2004	$ 1.095	$1.168	2,058
From 01/01/2005 To 12/30/2005	$ 1.168	$1.319	1,582
From 01/01/2006 To 12/29/2006	$ 1.319	$1.551	1,222
From 01/01/2007 To 12/31/2007	$ 1.551	$2.043	921
From 01/01/2008 To 12/31/2008	$ 2.043	$1.105	739
From 01/01/2009 To 12/31/2009	$ 1.105	$1.647	554
From 01/01/2010 To 12/31/2010	$ 1.647	$1.852	489
From 01/01/2011 To 12/30/2011	$ 1.852	$1.821	356
From 01/01/2012 To 12/31/2012	$ 1.821	$2.125	284
From 01/01/2013 To 12/31/2013	$ 2.125	$2.833	191
AllianceBernstein VPS Balanced Wealth Strategy Portfolio – Class B
From 01/01/2008* To 12/31/2008	N/A	$0.746	15
From 01/01/2009 To 12/31/2009	$ 0.746	$0.916	63
From 01/01/2010 To 12/31/2010	$ 0.916	$0.996	45
From 01/01/2011 To 12/30/2011	$ 0.996	$0.953	143
From 01/01/2012 To 12/31/2012	$ 0.953	$1.065	207
From 01/01/2013 To 12/31/2013	$ 1.065	$1.222	256
Calvert VP S&P MidCap 400 Index Portfolio – Class I Shares**
From 01/01/2008* To 12/31/2008	N/A	$0.697	13
From 01/01/2009 To 12/31/2009	$ 0.697	$0.938	29
From 01/01/2010 To 12/31/2010	$ 0.938	$1.165	149
From 01/01/2011 To 12/30/2011	$ 1.165	$1.124	171
From 01/01/2012 To 12/31/2012	$ 1.124	$1.300	248
From 01/01/2013 To 12/31/2013	$ 1.300	$1.703	360
Deutsche Equity 500 Index VIP – Class A**
From 01/01/2004 To 12/31/2004	$ 2.060	$2.247	2
From 01/01/2005 To 12/30/2005	$ 2.247	$2.320	1,503
From 01/01/2006 To 12/29/2006	$ 2.320	$2.643	1,231
From 01/01/2007 To 12/31/2007	$ 2.643	$2.745	806
From 01/01/2008 To 12/31/2008	$ 2.745	$1.701	680
From 01/01/2009 To 12/31/2009	$ 1.701	$2.120	663
From 01/01/2010 To 12/31/2010	$ 2.120	$2.398	567
From 01/01/2011 To 12/30/2011	$ 2.398	$2.408	489
From 01/01/2012 To 12/31/2012	$ 2.408	$2.748	396
From 01/01/2013 To 12/31/2013	$ 2.748	$3.576	355
C-1

Subaccount	Subaccount Unit Value Beginning of Period	Subaccount Unit Value End of Period	Units Outstanding at End of Period (Thousands)
Deutsche Small Cap Index VIP – Class A**
From 01/01/2008* To 12/31/2008	N/A	$0.733	22
From 01/01/2009 To 12/31/2009	$ 0.733	$0.915	29
From 01/01/2010 To 12/31/2010	$ 0.915	$1.140	46
From 01/01/2011 To 12/30/2011	$ 1.140	$1.075	58
From 01/01/2012 To 12/31/2012	$ 1.075	$1.233	62
From 01/01/2013 To 12/31/2013	$ 1.233	$1.686	105
Federated Fund for U.S. Government Securities II
From 01/01/2004 To 12/31/2004	$ 2.492	$2.547	3,788
From 01/01/2005 To 12/30/2005	$ 2.547	$2.563	3,427
From 01/01/2006 To 12/29/2006	$ 2.563	$2.632	3,071
From 01/01/2007 To 12/31/2007	$ 2.632	$2.759	2,545
From 01/01/2008 To 12/31/2008	$ 2.759	$2.838	2,084
From 01/01/2009 To 12/31/2009	$ 2.838	$2.944	1,535
From 01/01/2010 To 12/31/2010	$ 2.944	$3.054	1,276
From 01/01/2011 To 12/30/2011	$ 3.054	$3.186	936
From 01/01/2012 To 12/31/2012	$ 3.186	$3.236	862
From 01/01/2013 To 12/31/2013	$ 3.236	$3.126	608
Federated High Income Bond Fund II – Primary Shares
From 01/01/2004 To 12/31/2004	$ 2.129	$2.320	1,334
From 01/01/2005 To 12/30/2005	$ 2.320	$2.349	1,034
From 01/01/2006 To 12/29/2006	$ 2.349	$2.567	840
From 01/01/2007 To 12/31/2007	$ 2.567	$2.618	808
From 01/01/2008 To 12/31/2008	$ 2.618	$1.911	612
From 01/01/2009 To 12/31/2009	$ 1.911	$2.881	573
From 01/01/2010 To 12/31/2010	$ 2.881	$3.260	531
From 01/01/2011 To 12/30/2011	$ 3.260	$3.381	481
From 01/01/2012 To 12/31/2012	$ 3.381	$3.825	467
From 01/01/2013 To 12/31/2013	$ 3.825	$4.036	443
Federated Prime Money Fund II
From 01/01/2010* To 12/31/2010	N/A	$0.987	6,975
From 01/01/2011 To 12/30/2011	$ 0.987	$0.973	5,462
From 01/01/2012 To 12/31/2012	$ 0.973	$0.960	4,954
From 01/01/2013 To 12/31/2013	$ 0.960	$0.947	4,215
Fidelity ® VIP Contrafund® Portfolio – Service Class
From 01/01/2004 To 12/31/2004	$ 1.882	$2.073	3,550
From 01/01/2005 To 12/30/2005	$ 2.073	$2.389	5,376
From 01/01/2006 To 12/29/2006	$ 2.389	$2.629	5,746
From 01/01/2007 To 12/31/2007	$ 2.629	$3.047	4,980
From 01/01/2008 To 12/31/2008	$ 3.047	$1.725	4,045
From 01/01/2009 To 12/31/2009	$ 1.725	$2.308	3,350
From 01/01/2010 To 12/31/2010	$ 2.308	$2.665	3,103
From 01/01/2011 To 12/30/2011	$ 2.665	$2.559	2,463
From 01/01/2012 To 12/31/2012	$ 2.559	$2.936	2,038
From 01/01/2013 To 12/31/2013	$ 2.936	$3.797	1,780
C-2

Subaccount	Subaccount Unit Value Beginning of Period	Subaccount Unit Value End of Period	Units Outstanding at End of Period (Thousands)
Fidelity ® VIP Growth Opportunities Portfolio – Service Class
From 01/01/2004 To 12/31/2004	$ 1.414	$1.493	250
From 01/01/2005 To 12/30/2005	$ 1.493	$1.603	442
From 01/01/2006 To 12/29/2006	$ 1.603	$1.665	519
From 01/01/2007 To 12/31/2007	$ 1.665	$2.020	672
From 01/01/2008 To 12/31/2008	$ 2.020	$0.895	653
From 01/01/2009 To 12/31/2009	$ 0.895	$1.287	578
From 01/01/2010 To 12/31/2010	$ 1.287	$1.569	426
From 01/01/2011 To 12/30/2011	$ 1.569	$1.582	357
From 01/01/2012 To 12/31/2012	$ 1.582	$1.863	506
From 01/01/2013 To 12/31/2013	$ 1.863	$2.532	465
Fidelity ® VIP Growth Portfolio – Service Class
From 01/01/2004 To 12/31/2004	$ 1.253	$1.277	3,637
From 01/01/2005 To 12/30/2005	$ 1.277	$1.331	2,775
From 01/01/2006 To 12/29/2006	$ 1.331	$1.401	2,026
From 01/01/2007 To 12/31/2007	$ 1.401	$1.752	1,489
From 01/01/2008 To 12/31/2008	$ 1.752	$0.912	1,233
From 01/01/2009 To 12/31/2009	$ 0.912	$1.153	902
From 01/01/2010 To 12/31/2010	$ 1.153	$1.410	678
From 01/01/2011 To 12/30/2011	$ 1.410	$1.393	619
From 01/01/2012 To 12/31/2012	$ 1.393	$1.574	570
From 01/01/2013 To 12/31/2013	$ 1.574	$2.114	535
Fidelity ® VIP Investment Grade Bond Portfolio – Service Class
From 01/01/2007* To 12/31/2007	N/A	$1.032	338
From 01/01/2008 To 12/31/2008	$ 1.032	$0.984	454
From 01/01/2009 To 12/31/2009	$ 0.984	$1.122	538
From 01/01/2010 To 12/31/2010	$ 1.122	$1.192	467
From 01/01/2011 To 12/30/2011	$ 1.192	$1.260	539
From 01/01/2012 To 12/31/2012	$ 1.260	$1.315	480
From 01/01/2013 To 12/31/2013	$ 1.315	$1.272	386
Franklin Flex Cap Growth VIP Fund – Class 2**
From 01/01/2008* To 12/31/2008	N/A	$0.727	80
From 01/01/2009 To 12/31/2009	$ 0.727	$0.953	94
From 01/01/2010 To 12/31/2010	$ 0.953	$1.092	66
From 01/01/2011 To 12/30/2011	$ 1.092	$1.026	67
From 01/01/2012 To 12/31/2012	$ 1.026	$1.105	34
From 01/01/2013 To 12/31/2013	$ 1.105	$1.498	12
Franklin Income VIP Fund – Class 2**
From 01/01/2006* To 12/29/2006	N/A	$1.037	288
From 01/01/2007 To 12/31/2007	$ 1.037	$1.061	614
From 01/01/2008 To 12/31/2008	$ 1.061	$0.736	804
From 01/01/2009 To 12/31/2009	$ 0.736	$0.984	797
From 01/01/2010 To 12/31/2010	$ 0.984	$1.094	1,036
From 01/01/2011 To 12/30/2011	$ 1.094	$1.105	1,007
From 01/01/2012 To 12/31/2012	$ 1.105	$1.227	924
From 01/01/2013 To 12/31/2013	$ 1.227	$1.379	947
C-3

Subaccount	Subaccount Unit Value Beginning of Period	Subaccount Unit Value End of Period	Units Outstanding at End of Period (Thousands)
Franklin Mutual Shares VIP Fund – Class 2**
From 01/01/2004 To 12/31/2004	$ 1.374	$1.526	2,944
From 01/01/2005 To 12/30/2005	$ 1.526	$1.664	3,164
From 01/01/2006 To 12/29/2006	$ 1.664	$1.943	4,055
From 01/01/2007 To 12/31/2007	$ 1.943	$1.983	3,732
From 01/01/2008 To 12/31/2008	$ 1.983	$1.230	2,786
From 01/01/2009 To 12/31/2009	$ 1.230	$1.529	2,261
From 01/01/2010 To 12/31/2010	$ 1.529	$1.677	2,230
From 01/01/2011 To 12/30/2011	$ 1.677	$1.637	1,948
From 01/01/2012 To 12/31/2012	$ 1.637	$1.844	1,662
From 01/01/2013 To 12/31/2013	$ 1.844	$2.333	1,443
Guggenheim VT Long Short Equity Fund**
From 01/01/2004 To 12/31/2004	$ 1.152	$1.258	133
From 01/01/2005 To 12/30/2005	$ 1.258	$1.411	680
From 01/01/2006 To 12/29/2006	$ 1.411	$1.550	217
From 01/01/2007 To 12/31/2007	$ 1.550	$1.876	172
From 01/01/2008 To 12/31/2008	$ 1.876	$1.097	103
From 01/01/2009 To 12/31/2009	$ 1.097	$1.377	85
From 01/01/2010 To 12/31/2010	$ 1.377	$1.510	76
From 01/01/2011 To 12/30/2011	$ 1.510	$1.392	51
From 01/01/2012 To 12/31/2012	$ 1.392	$1.433	25
From 01/01/2013 To 12/31/2013	$ 1.433	$1.660	25
Ibbotson Aggressive Growth ETF Asset Allocation Portfolio – Class II
From 01/01/2010* To 12/31/2010	N/A	$1.047	196
From 01/01/2011 To 12/30/2011	$ 1.047	$0.980	155
From 01/01/2012 To 12/31/2012	$ 0.980	$1.104	160
From 01/01/2013 To 12/31/2013	$ 1.104	$1.286	147
Ibbotson Balanced ETF Asset Allocation Portfolio – Class II
From 01/01/2010* To 12/31/2010	N/A	$1.024	886
From 01/01/2011 To 12/30/2011	$ 1.024	$1.001	986
From 01/01/2012 To 12/31/2012	$ 1.001	$1.094	894
From 01/01/2013 To 12/31/2013	$ 1.094	$1.207	607
Ibbotson Growth ETF Asset Allocation Portfolio – Class II
From 01/01/2010* To 12/31/2010	N/A	$1.040	823
From 01/01/2011 To 12/30/2011	$ 1.040	$0.988	652
From 01/01/2012 To 12/31/2012	$ 0.988	$1.100	476
From 01/01/2013 To 12/31/2013	$ 1.100	$1.264	503
Ibbotson Income and Growth ETF Asset Allocation Portfolio – Class II
From 01/01/2010* To 12/31/2010	N/A	$1.011	1,088
From 01/01/2011 To 12/30/2011	$ 1.011	$1.008	1,087
From 01/01/2012 To 12/31/2012	$ 1.008	$1.072	1,330
From 01/01/2013 To 12/31/2013	$ 1.072	$1.135	1,123
Invesco V.I. American Franchise Fund – Series I Shares**
From 01/01/12* To 12/31/2012	N/A	$0.975	410
From 1/1/2013 To 12/31/2013	$ 0.975	$1.348	361
C-4

Subaccount	Subaccount Unit Value Beginning of Period	Subaccount Unit Value End of Period	Units Outstanding at End of Period (Thousands)
Invesco V.I. Core Equity Fund – Series I Shares**
From 01/01/2006* To 12/29/2006	N/A	$1.086	485
From 01/01/2007 To 12/31/2007	$ 1.086	$1.157	332
From 01/01/2008 To 12/31/2008	$ 1.157	$0.797	246
From 01/01/2009 To 12/31/2009	$ 0.797	$1.009	167
From 01/01/2010 To 12/31/2010	$ 1.009	$1.090	127
From 01/01/2011 To 12/30/2011	$ 1.090	$1.075	82
From 01/01/2012 To 12/31/2012	$ 1.075	$1.207	75
From 01/01/2013 To 12/31/2013	$ 1.207	$1.539	71
Invesco V.I. Equity and Income Fund – Series II Shares**
From 01/01/2006* To 12/29/2006	N/A	$1.033	12
From 01/01/2007 To 12/31/2007	$ 1.033	$1.053	117
From 01/01/2008 To 12/31/2008	$ 1.053	$0.803	179
From 01/01/2009 To 12/31/2009	$ 0.803	$0.970	83
From 01/01/2010 To 12/31/2010	$ 0.970	$1.072	174
From 01/01/2011 To 12/30/2011	$ 1.072	$1.043	135
From 01/01/2012 To 12/31/2012	$ 1.043	$1.156	198
From 01/01/2013 To 12/31/2013	$ 1.156	$1.424	198
Invesco V.I. Mid Cap Core Equity Fund – Series I Shares**
From 01/01/2004* To 12/31/2004	N/A	$1.017	932
From 01/01/2005 To 12/30/2005	$ 1.017	$1.079	994
From 01/01/2006 To 12/29/2006	$ 1.079	$1.184	726
From 01/01/2007 To 12/31/2007	$ 1.184	$1.279	581
From 01/01/2008 To 12/31/2008	$ 1.279	$0.901	351
From 01/01/2009 To 12/31/2009	$ 0.901	$1.158	301
From 01/01/2010 To 12/31/2010	$ 1.158	$1.303	241
From 01/01/2011 To 12/30/2011	$ 1.303	$1.203	226
From 01/01/2012 To 12/31/2012	$ 1.203	$1.317	222
From 01/01/2013 To 12/31/2013	$ 1.317	$1.673	188
Lazard Retirement U.S. Small-Mid Cap Equity Portfolio – Service Shares**
From 01/01/2005* To 12/30/2005	N/A	$1.092	546
From 01/01/2006 To 12/29/2006	$ 1.092	$1.250	342
From 01/01/2007 To 12/31/2007	$ 1.250	$1.144	258
From 01/01/2008 To 12/31/2008	$ 1.144	$0.717	179
From 01/01/2009 To 12/31/2009	$ 0.717	$1.079	87
From 01/01/2010 To 12/31/2010	$ 1.079	$1.317	80
From 01/01/2011 To 12/30/2011	$ 1.317	$1.181	73
From 01/01/2012 To 12/31/2012	$ 1.181	$1.286	69
From 01/01/2013 To 12/31/2013	$ 1.286	$1.713	66
Lord Abbett Series Fund Bond Debenture Portfolio – Class VC Shares
From 01/01/2005* To 12/30/2005	N/A	$1.021	1,172
From 01/01/2006 To 12/29/2006	$ 1.021	$1.101	1,024
From 01/01/2007 To 12/31/2007	$ 1.101	$1.153	999
From 01/01/2008 To 12/31/2008	$ 1.153	$0.937	732
From 01/01/2009 To 12/31/2009	$ 0.937	$1.242	698
From 01/01/2010 To 12/31/2010	$ 1.242	$1.376	637
From 01/01/2011 To 12/30/2011	$ 1.376	$1.416	601
From 01/01/2012 To 12/31/2012	$ 1.416	$1.572	520
From 01/01/2013 To 12/31/2013	$ 1.572	$1.677	449
C-5

Subaccount	Subaccount Unit Value Beginning of Period	Subaccount Unit Value End of Period	Units Outstanding at End of Period (Thousands)
Lord Abbett Series Fund Growth and Income Portfolio – Class VC Shares
From 01/01/2005* To 12/30/2005	N/A	$1.048	5,518
From 01/01/2006 To 12/29/2006	$ 1.048	$1.212	4,323
From 01/01/2007 To 12/31/2007	$ 1.212	$1.236	3,422
From 01/01/2008 To 12/31/2008	$ 1.236	$0.775	2,552
From 01/01/2009 To 12/31/2009	$ 0.775	$0.909	1,924
From 01/01/2010 To 12/31/2010	$ 0.909	$1.053	1,657
From 01/01/2011 To 12/30/2011	$ 1.053	$0.975	1,394
From 01/01/2012 To 12/31/2012	$ 0.975	$1.078	1,163
From 01/01/2013 To 12/31/2013	$ 1.078	$1.445	899
Lord Abbett Series Fund Mid Cap Stock Portfolio – Class VC Shares**
From 01/01/2005* To 12/30/2005	N/A	$1.081	3,187
From 01/01/2006 To 12/29/2006	$ 1.081	$1.197	2,192
From 01/01/2007 To 12/31/2007	$ 1.197	$1.187	1,726
From 01/01/2008 To 12/31/2008	$ 1.187	$0.710	933
From 01/01/2009 To 12/31/2009	$ 0.710	$0.887	643
From 01/01/2010 To 12/31/2010	$ 0.887	$1.097	563
From 01/01/2011 To 12/30/2011	$ 1.097	$1.038	508
From 01/01/2012 To 12/31/2012	$ 1.038	$1.173	452
From 01/01/2013 To 12/31/2013	$ 1.173	$1.508	387
Neuberger Berman AMT Guardian Portfolio – S Class
From 01/01/2006* To 12/29/2006	N/A	$1.045	40
From 01/01/2007 To 12/31/2007	$ 1.045	$1.104	300
From 01/01/2008 To 12/31/2008	$ 1.104	$0.682	285
From 01/01/2009 To 12/31/2009	$ 0.682	$0.871	229
From 01/01/2010 To 12/31/2010	$ 0.871	$1.022	174
From 01/01/2011 To 12/30/2011	$ 1.022	$0.977	152
From 01/01/2012 To 12/31/2012	$ 0.977	$1.084	134
From 01/01/2013 To 12/31/2013	$ 1.084	$1.482	109
Neuberger Berman AMT Small Cap Growth Portfolio – S Class**
From 01/01/2006* To 12/29/2006	N/A	-	-
From 01/01/2007 To 12/31/2007	$ 1.019	$1.010	2
From 01/01/2008 To 12/31/2008	$ 1.010	$0.603	4
From 01/01/2009 To 12/31/2009	$ 0.603	$0.730	25
From 01/01/2010 To 12/31/2010	$ 0.730	$0.861	31
From 01/01/2011 To 12/30/2011	$ 0.861	$0.840	31
From 01/01/2012 To 12/31/2012	$ 0.840	$0.902	26
From 01/01/2013 To 12/31/2013	$ 0.902	$1.297	17
Oppenheimer Capital Appreciation Fund/VA – Service Shares
From 01/01/2006* To 12/29/2006	N/A	$1.032	35
From 01/01/2007 To 12/31/2007	$ 1.032	$1.159	72
From 01/01/2008 To 12/31/2008	$ 1.159	$0.621	63
From 01/01/2009 To 12/31/2009	$ 0.621	$0.883	47
From 01/01/2010 To 12/31/2010	$ 0.883	$0.951	39
From 01/01/2011 To 12/30/2011	$ 0.951	$0.925	36
From 01/01/2012 To 12/31/2012	$ 0.925	$1.038	31
From 01/01/2013 To 12/31/2013	$ 1.038	$1.325	27
C-6

Subaccount	Subaccount Unit Value Beginning of Period	Subaccount Unit Value End of Period	Units Outstanding at End of Period (Thousands)
Oppenheimer Global Fund/VA – Service Shares**
From 01/01/2006* To 12/29/2006	N/A	$1.059	167
From 01/01/2007 To 12/31/2007	$ 1.059	$1.108	256
From 01/01/2008 To 12/31/2008	$ 1.108	$0.652	272
From 01/01/2009 To 12/31/2009	$ 0.652	$0.896	250
From 01/01/2010 To 12/31/2010	$ 0.896	$1.022	311
From 01/01/2011 To 12/30/2011	$ 1.022	$0.922	287
From 01/01/2012 To 12/31/2012	$ 0.922	$1.100	230
From 01/01/2013 To 12/31/2013	$ 1.100	$1.378	223
Oppenheimer Main Street Small Cap Fund®/VA – Service Shares**
From 01/01/2006* To 12/29/2006	N/A	$1.036	42
From 01/01/2007 To 12/31/2007	$ 1.036	$1.008	232
From 01/01/2008 To 12/31/2008	$ 1.008	$0.616	286
From 01/01/2009 To 12/31/2009	$ 0.616	$0.832	230
From 01/01/2010 To 12/31/2010	$ 0.832	$1.009	172
From 01/01/2011 To 12/30/2011	$ 1.009	$0.972	161
From 01/01/2012 To 12/31/2012	$ 0.972	$1.128	187
From 01/01/2013 To 12/31/2013	$ 1.128	$1.564	315
PIMCO CommodityRealReturn® Strategy Portfolio – Advisor Class
From 01/01/2006* To 12/29/2006	N/A	$0.998	71
From 01/01/2007 To 12/31/2007	$ 0.998	$1.212	804
From 01/01/2008 To 12/31/2008	$ 1.212	$0.671	1,053
From 01/01/2009 To 12/31/2009	$ 0.671	$0.938	1,001
From 01/01/2010 To 12/31/2010	$ 0.938	$1.149	991
From 01/01/2011 To 12/30/2011	$ 1.149	$1.048	657
From 01/01/2012 To 12/31/2012	$ 1.048	$1.086	593
From 01/01/2013 To 12/31/2013	$ 1.086	$0.914	441
PIMCO Real Return Portfolio – Advisor Class
From 01/01/2006* To 12/29/2006	N/A	$1.001	28
From 01/01/2007 To 12/31/2007	$ 1.001	$1.091	92
From 01/01/2008 To 12/31/2008	$ 1.091	$0.999	401
From 01/01/2009 To 12/31/2009	$ 0.999	$1.165	406
From 01/01/2010 To 12/31/2010	$ 1.165	$1.241	410
From 01/01/2011 To 12/30/2011	$ 1.241	$1.366	583
From 01/01/2012 To 12/31/2012	$ 1.366	$1.463	605
From 01/01/2013 To 12/31/2013	$ 1.463	$1.309	231
PIMCO Total Return Portfolio – Advisor Class
From 01/01/2006* To 12/29/2006	N/A	$1.012	81
From 01/01/2007 To 12/31/2007	$ 1.012	$1.084	441
From 01/01/2008 To 12/31/2008	$ 1.084	$1.119	1,050
From 01/01/2009 To 12/31/2009	$ 1.119	$1.257	1,944
From 01/01/2010 To 12/31/2010	$ 1.257	$1.339	2,025
From 01/01/2011 To 12/30/2011	$ 1.339	$1.367	2,254
From 01/01/2012 To 12/31/2012	$ 1.367	$1.476	2,062
From 01/01/2013 To 12/31/2013	$ 1.476	$1.426	1,488
C-7

Subaccount	Subaccount Unit Value Beginning of Period	Subaccount Unit Value End of Period	Units Outstanding at End of Period (Thousands)
Rydex VT Inverse Government Long Bond Strategy Fund**
From 01/01/2004 To 12/31/2004	-	-	-
From 01/01/2005 To 12/30/2005	-	-	-
From 01/01/2006 To 12/29/2006	-	-	-
From 01/01/2007 To 12/31/2007	-	-	-
From 01/01/2008 To 12/31/2008	-	-	-
From 01/01/2009 To 12/31/2009	-	-	-
From 01/01/2010 To 12/31/2010	-	-	-
From 01/01/2011 To 12/30/2011	-	-	-
From 01/01/2012 To 12/31/2012	-	-	-
From 01/01/2013 To 12/31/2013	-	-	-
Rydex VT Nova Fund
From 01/01/2004 To 12/31/2004	-	-	-
From 01/01/2005 To 12/30/2005	-	-	-
From 01/01/2006 To 12/29/2006	-	-	-
From 01/01/2007 To 12/31/2007	-	-	-
From 01/01/2008 To 12/31/2008	-	-	-
From 01/01/2009 To 12/31/2009	-	-	-
From 01/01/2010 To 12/31/2010	-	-	-
From 01/01/2011 To 12/30/2011	-	-	-
From 01/01/2012 To 12/31/2012	-	-	-
From 01/01/2013 To 12/31/2013	-	-	-
Sentinel Variable Products Balanced Fund
From 01/01/2007* To 12/31/2007	N/A	$1.016	21
From 01/01/2008 To 12/31/2008	$ 1.016	$0.762	134
From 01/01/2009 To 12/31/2009	$ 0.762	$0.913	229
From 01/01/2010 To 12/31/2010	$ 0.913	$1.010	178
From 01/01/2011 To 12/30/2011	$ 1.010	$1.037	131
From 01/01/2012 To 12/31/2012	$ 1.037	$1.140	55
From 01/01/2013 To 12/31/2013	$ 1.140	$1.336	58
Sentinel Variable Products Bond Fund
From 01/01/2007* To 12/31/2007	N/A	$1.020	68
From 01/01/2008 To 12/31/2008	$ 1.020	$1.040	163
From 01/01/2009 To 12/31/2009	$ 1.040	$1.139	163
From 01/01/2010 To 12/31/2010	$ 1.139	$1.206	126
From 01/01/2011 To 12/30/2011	$ 1.206	$1.273	161
From 01/01/2012 To 12/31/2012	$ 1.273	$1.338	163
From 01/01/2013 To 12/31/2013	$ 1.338	$1.315	130
Sentinel Variable Products Common Stock Fund
From 01/01/2007* To 12/31/2007	N/A	$1.022	261
From 01/01/2008 To 12/31/2008	$ 1.022	$0.675	687
From 01/01/2009 To 12/31/2009	$ 0.675	$0.851	664
From 01/01/2010 To 12/31/2010	$ 0.851	$0.972	499
From 01/01/2011 To 12/30/2011	$ 0.972	$0.978	416
From 01/01/2012 To 12/31/2012	$ 0.978	$1.111	379
From 01/01/2013 To 12/31/2013	$ 1.111	$1.443	410
C-8

Subaccount	Subaccount Unit Value Beginning of Period	Subaccount Unit Value End of Period	Units Outstanding at End of Period (Thousands)
Sentinel Variable Products Mid Cap Fund**
From 01/01/2007* To 12/31/2007	N/A	$1.077	28
From 01/01/2008 To 12/31/2008	$ 1.077	$0.573	202
From 01/01/2009 To 12/31/2009	$ 0.573	$0.738	128
From 01/01/2010 To 12/31/2010	$ 0.738	$0.899	131
From 01/01/2011 To 12/30/2011	$ 0.899	$0.919	114
From 01/01/2012 To 12/31/2012	$ 0.919	$1.018	87
From 01/01/2013 To 12/31/2013	$ 1.018	$1.329	102
Sentinel Variable Products Small Company Fund
From 01/01/2007* To 12/31/2007	N/A	$1.005	35
From 01/01/2008 To 12/31/2008	$ 1.005	$0.671	115
From 01/01/2009 To 12/31/2009	$ 0.671	$0.841	154
From 01/01/2010 To 12/31/2010	$ 0.841	$1.027	87
From 01/01/2011 To 12/30/2011	$ 1.027	$1.043	116
From 01/01/2012 To 12/31/2012	$ 1.043	$1.147	96
From 01/01/2013 To 12/31/2013	$ 1.147	$1.524	78
Templeton Developing Markets VIP Fund – Class 2**
From 01/01/2004 To 12/31/2004	$ 0.704	$0.866	2,791
From 01/01/2005 To 12/30/2005	$ 0.866	$1.089	2,235
From 01/01/2006 To 12/29/2006	$ 1.089	$1.376	2,125
From 01/01/2007 To 12/31/2007	$ 1.376	$1.747	2,572
From 01/01/2008 To 12/31/2008	$ 1.747	$0.815	1,840
From 01/01/2009 To 12/31/2009	$ 0.815	$1.387	1,782
From 01/01/2010 To 12/31/2010	$ 1.387	$1.609	1,748
From 01/01/2011 To 12/30/2011	$ 1.609	$1.335	1,418
From 01/01/2012 To 12/31/2012	$ 1.335	$1.490	1,246
From 01/01/2013 To 12/31/2013	$ 1.490	$1.456	1,036
Templeton Foreign VIP Fund – Class 2**
From 01/01/2004 To 12/31/2004	$ 1.180	$1.380	5,612
From 01/01/2005 To 12/30/2005	$ 1.380	$1.499	4,506
From 01/01/2006 To 12/29/2006	$ 1.499	$1.796	3,461
From 01/01/2007 To 12/31/2007	$ 1.796	$2.045	2,892
From 01/01/2008 To 12/31/2008	$ 2.045	$1.202	2,455
From 01/01/2009 To 12/31/2009	$ 1.202	$1.625	2,140
From 01/01/2010 To 12/31/2010	$ 1.625	$1.738	1,836
From 01/01/2011 To 12/30/2011	$ 1.738	$1.532	1,578
From 01/01/2012 To 12/31/2012	$ 1.532	$1.786	1,432
From 01/01/2013 To 12/31/2013	$ 1.786	$2.166	1,268
Templeton Growth VIP Fund – Class 2**
From 01/01/2004 To 12/31/2004	$ 1.424	$1.630	8,744
From 01/01/2005 To 12/30/2005	$ 1.630	$1.750	7,301
From 01/01/2006 To 12/29/2006	$ 1.750	$2.103	6,192
From 01/01/2007 To 12/31/2007	$ 2.103	$2.122	5,475
From 01/01/2008 To 12/31/2008	$ 2.122	$1.207	4,707
From 01/01/2009 To 12/31/2009	$ 1.207	$1.561	4,221
From 01/01/2010 To 12/31/2010	$ 1.561	$1.653	3,833
From 01/01/2011 To 12/30/2011	$ 1.653	$1.517	2,904
From 01/01/2012 To 12/31/2012	$ 1.517	$1.811	2,580
From 01/01/2013 To 12/31/2013	$ 1.811	$2.337	2,340
C-9

Subaccount	Subaccount Unit Value Beginning of Period	Subaccount Unit Value End of Period	Units Outstanding at End of Period (Thousands)
Virtus Capital Growth Series – Class A Shares**
From 01/01/2004 To 12/31/2004	$1.139	$1.179	65,110
From 01/01/2005 To 12/30/2005	$1.179	$1.207	47,962
From 01/01/2006 To 12/29/2006	$1.207	$1.228	37,485
From 01/01/2007 To 12/31/2007	$1.228	$1.342	29,429
From 01/01/2008 To 12/31/2008	$1.342	$0.784	24,772
From 01/01/2009 To 12/31/2009	$0.784	$1.004	21,272
From 01/01/2010 To 12/31/2010	$1.004	$1.138	18,781
From 01/01/2011 To 12/30/2011	$1.138	$1.070	16,423
From 01/01/2012 To 12/31/2012	$1.070	$1.201	14,730
From 01/01/2013 To 12/31/2013	$1.201	$1.533	12,743
Virtus Growth & Income Series – Class A Shares**
From 01/01/2004 To 12/31/2004	$1.102	$1.201	19,687
From 01/01/2005 To 12/30/2005	$1.201	$1.241	13,378
From 01/01/2006 To 12/29/2006	$1.241	$1.434	9,645
From 01/01/2007 To 12/31/2007	$1.434	$1.509	7,113
From 01/01/2008 To 12/31/2008	$1.509	$0.968	5,421
From 01/01/2009 To 12/31/2009	$0.968	$1.179	4,270
From 01/01/2010 To 12/31/2010	$1.179	$1.312	7,965
From 01/01/2011 To 12/30/2011	$1.312	$1.273	6,728
From 01/01/2012 To 12/31/2012	$1.273	$1.441	5,824
From 01/01/2013 To 12/31/2013	$1.441	$1.873	5,082
Virtus International Series – Class A Shares**
From 01/01/2004 To 12/31/2004	$1.431	$1.705	12,715
From 01/01/2005 To 12/30/2005	$1.705	$1.994	9,722
From 01/01/2006 To 12/29/2006	$1.994	$2.505	9,331
From 01/01/2007 To 12/31/2007	$2.505	$2.840	7,480
From 01/01/2008 To 12/31/2008	$2.840	$1.709	5,738
From 01/01/2009 To 12/31/2009	$1.709	$2.357	4,553
From 01/01/2010 To 12/31/2010	$2.357	$2.638	3,816
From 01/01/2011 To 12/30/2011	$2.638	$2.483	3,116
From 01/01/2012 To 12/31/2012	$2.483	$2.853	2,567
From 01/01/2013 To 12/31/2013	$2.853	$3.033	2,180
Virtus Multi-Sector Fixed Income Series – Class A Shares**
From 01/01/2004 To 12/31/2004	$1.693	$1.784	20,093
From 01/01/2005 To 12/30/2005	$1.784	$1.791	15,163
From 01/01/2006 To 12/29/2006	$1.791	$1.887	12,087
From 01/01/2007 To 12/31/2007	$1.887	$1.930	10,375
From 01/01/2008 To 12/31/2008	$1.930	$1.562	8,027
From 01/01/2009 To 12/31/2009	$1.562	$2.159	6,719
From 01/01/2010 To 12/31/2010	$2.159	$2.435	7,131
From 01/01/2011 To 12/30/2011	$2.435	$2.474	5,469
From 01/01/2012 To 12/31/2012	$2.474	$2.798	4,868
From 01/01/2013 To 12/31/2013	$2.798	$2.822	4,221
C-10

Subaccount	Subaccount Unit Value Beginning of Period	Subaccount Unit Value End of Period	Units Outstanding at End of Period (Thousands)
Virtus Real Estate Securities Series – Class A Shares**
From 01/01/2004 To 12/31/2004	$2.727	$3.623	5,463
From 01/01/2005 To 12/30/2005	$3.623	$4.113	4,285
From 01/01/2006 To 12/29/2006	$4.113	$5.560	3,323
From 01/01/2007 To 12/31/2007	$5.560	$4.622	2,343
From 01/01/2008 To 12/31/2008	$4.622	$2.877	1,769
From 01/01/2009 To 12/31/2009	$2.877	$3.663	1,452
From 01/01/2010 To 12/31/2010	$3.663	$4.625	1,254
From 01/01/2011 To 12/30/2011	$4.625	$5.011	1,027
From 01/01/2012 To 12/31/2012	$5.011	$5.782	929
From 01/01/2013 To 12/31/2013	$5.782	$5.753	785
Virtus Small-Cap Growth Series – Class A Shares**
From 01/01/2004 To 12/31/2004	$3.035	$3.057	5,321
From 01/01/2005 To 12/30/2005	$3.057	$3.486	362
From 01/01/2006 To 12/29/2006	$3.486	$4.108	767
From 01/01/2007 To 12/31/2007	$4.108	$4.703	570
From 01/01/2008 To 12/31/2008	$4.703	$2.554	408
From 01/01/2009 To 12/31/2009	$2.554	$3.083	331
From 01/01/2010 To 12/31/2010	$3.083	$3.453	1,687
From 01/01/2011 To 12/30/2011	$3.453	$3.970	1,478
From 01/01/2012 To 12/31/2012	$3.970	$4.378	1,218
From 01/01/2013 To 12/31/2013	$4.378	$6.054	1,038
Virtus Small-Cap Value Series – Class A Shares**
From 01/01/2004 To 12/31/2004	$3.140	$3.799	1,920
From 01/01/2005 To 12/30/2005	$3.799	$4.027	1,596
From 01/01/2006 To 12/29/2006	$4.027	$4.637	1,198
From 01/01/2007 To 12/31/2007	$4.637	$4.476	892
From 01/01/2008 To 12/31/2008	$4.476	$2.741	673
From 01/01/2009 To 12/31/2009	$2.741	$3.268	468
From 01/01/2010 To 12/31/2010	$3.268	$3.785	1,336
From 01/01/2011 To 12/30/2011	$3.785	$3.902	1,086
From 01/01/2012 To 12/31/2012	$3.902	$4.161	934
From 01/01/2013 To 12/31/2013	$4.161	$5.777	727
Virtus Strategic Allocation Series – Class A Shares**
From 01/01/2004 To 12/31/2004	$1.794	$1.901	33,335
From 01/01/2005 To 12/30/2005	$1.901	$1.909	24,795
From 01/01/2006 To 12/29/2006	$1.909	$2.122	18,113
From 01/01/2007 To 12/31/2007	$2.122	$2.217	14,266
From 01/01/2008 To 12/31/2008	$2.217	$1.630	11,269
From 01/01/2009 To 12/31/2009	$1.630	$2.002	9,234
From 01/01/2010 To 12/31/2010	$2.002	$2.235	7,718
From 01/01/2011 To 12/30/2011	$2.235	$2.247	6,479
From 01/01/2012 To 12/31/2012	$2.247	$2.513	5,833
From 01/01/2013 To 12/31/2013	$2.513	$2.925	4,999
C-11

Subaccount	Subaccount Unit Value Beginning of Period	Subaccount Unit Value End of Period	Units Outstanding at End of Period (Thousands)
Wanger International**
From 01/01/2004 To 12/31/2004	$2.435	$3.128	15,406
From 01/01/2005 To 12/30/2005	$3.128	$3.749	11,942
From 01/01/2006 To 12/29/2006	$3.749	$5.072	9,432
From 01/01/2007 To 12/31/2007	$5.072	$5.818	7,668
From 01/01/2008 To 12/31/2008	$5.818	$3.122	6,293
From 01/01/2009 To 12/31/2009	$3.122	$4.611	5,237
From 01/01/2010 To 12/31/2010	$4.611	$5.681	4,640
From 01/01/2011 To 12/30/2011	$5.681	$4.784	3,951
From 01/01/2012 To 12/31/2012	$4.784	$5.736	3,333
From 01/01/2013 To 12/31/2013	$5.736	$6.922	2,903
Wanger International Select
From 01/01/2004 To 12/31/2004	$1.532	$1.879	1,091
From 01/01/2005 To 12/30/2005	$1.879	$2.157	1,329
From 01/01/2006 To 12/29/2006	$2.157	$2.894	1,097
From 01/01/2007 To 12/31/2007	$2.894	$3.476	1,032
From 01/01/2008 To 12/31/2008	$3.476	$1.908	768
From 01/01/2009 To 12/31/2009	$1.908	$2.501	599
From 01/01/2010 To 12/31/2010	$2.501	$3.011	507
From 01/01/2011 To 12/30/2011	$3.011	$2.670	432
From 01/01/2012 To 12/31/2012	$2.670	$3.212	369
From 01/01/2013 To 12/31/2013	$3.212	$3.613	294
Wanger Select
From 01/01/2004 To 12/31/2004	$1.861	$2.190	1,881
From 01/01/2005 To 12/30/2005	$2.190	$2.387	1,586
From 01/01/2006 To 12/29/2006	$2.387	$2.818	1,331
From 01/01/2007 To 12/31/2007	$2.818	$3.040	1,128
From 01/01/2008 To 12/31/2008	$3.040	$1.527	908
From 01/01/2009 To 12/31/2009	$1.527	$2.503	824
From 01/01/2010 To 12/31/2010	$2.503	$3.124	866
From 01/01/2011 To 12/30/2011	$3.124	$2.537	705
From 01/01/2012 To 12/31/2012	$2.537	$2.964	594
From 01/01/2013 To 12/31/2013	$2.964	$3.934	554
Wanger USA**
From 01/01/2004 To 12/31/2004	$2.681	$3.129	24,794
From 01/01/2005 To 12/30/2005	$3.129	$3.433	18,979
From 01/01/2006 To 12/29/2006	$3.433	$3.653	14,474
From 01/01/2007 To 12/31/2007	$3.653	$3.796	11,395
From 01/01/2008 To 12/31/2008	$3.796	$2.258	9,493
From 01/01/2009 To 12/31/2009	$2.258	$3.168	7,862
From 01/01/2010 To 12/31/2010	$3.168	$3.854	6,876
From 01/01/2011 To 12/30/2011	$3.854	$3.668	5,943
From 01/01/2012 To 12/31/2012	$3.668	$4.342	5,100
From 01/01/2013 To 12/31/2013	$4.342	$5.728	4,361
*Subaccount began operations in this period
**Experienced a name change within the past 10 years.
†Amount is less than 500 units.
“-” denotes no contract owner was invested in subaccount in this period
C-12

[Version C]
Phoenix Spectrum Edge®
PHL Variable Accumulation Account
Issued by: PHL Variable Insurance Company (“PHL Variable”)
PROSPECTUS	December 19, 2014
This prospectus describes a variable and fixed accumulation deferred annuity contract offered to groups and individuals. The contract offers a variety of variable and fixed investment options. You may allocate premium payments and contract value to one or more of the investment options of the PHL Variable Accumulation Account (“Separate Account”), or to the Guaranteed Interest Account (“GIA”). The assets of each investment option of the Separate Account will be used to purchase, at net asset value, shares of a series in the following designated funds. As of May 1, 2013, the Market Value Adjusted Guaranteed Interest Account (“MVA“) previously offered through this contract is not available.

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
❖   Invesco V.I. American Franchise Fund – Series I Shares
❖   Invesco V.I. Equity and Income Fund – Series II Shares
❖   Invesco V.I. Core Equity Fund – Series I Shares 1
❖   Invesco V.I. Mid Cap Core Equity Fund – Series I Shares 1
The Alger Portfolios – Class I-2 Shares
❖   Alger Capital Appreciation Portfolio 1
AllianceBernstein Variable Products Series Fund, Inc. – Class B
❖   AllianceBernstein VPS Balanced Wealth Strategy Portfolio
ALPS Variable Investment Trust – Class II
❖   Ibbotson Aggressive Growth ETF Asset Allocation Portfolio
❖   Ibbotson Balanced ETF Asset Allocation Portfolio
❖   Ibbotson Growth ETF Asset Allocation Portfolio
❖   Ibbotson Income and Growth ETF Asset Allocation Portfolio
Calvert Variable Products, Inc.-Class 1
❖   Calvert VP S&P MidCap 400 Index Portfolio
Deutsche Investments VIT Funds – Class A 2
❖   Deutsche Equity 500 Index VIP 3
❖   Deutsche Small Cap Index VIP 4
Federated Insurance Series
❖   Federated Fund for U.S. Government Securities II
❖   Federated High Income Bond Fund II – Primary Shares
❖   Federated Prime Money Fund II
Fidelity® Variable Insurance Products – Service Class
❖   Fidelity® VIP Contrafund® Portfolio
❖   Fidelity® VIP Growth Opportunities Portfolio
❖   Fidelity® VIP Growth Portfolio
❖   Fidelity® VIP Investment Grade Bond Portfolio
Franklin Templeton Variable Insurance Products Trust – Class 2
❖   Franklin Flex Cap Growth VIP Fund 5
❖   Franklin Income VIP Fund 6
❖   Franklin Mutual Shares VIP Fund 7
❖   Templeton Developing Markets VIP Fund 8
❖   Templeton Foreign VIP Fund 9
❖   Templeton Growth VIP Fund 10
Lazard Retirement Series, Inc. – Service Shares
❖   Lazard Retirement U.S. Small-Mid Cap Equity Portfolio 1
Lord Abbett Series Fund, Inc. – Class VC
❖   Lord Abbett Bond-Debenture Portfolio
❖   Lord Abbett Growth and Income Portfolio
❖   Lord Abbett Mid Cap Stock Portfolio
Neuberger Berman Advisers Management Trust – Class S
❖   Neuberger Berman Advisers Management Trust Guardian Portfolio
❖    Neuberger Berman Advisers Management Trust Small Cap Growth Portfolio
Oppenheimer Variable Account Funds – Service Shares
❖   Oppenheimer Capital Appreciation Fund/VA
❖   Oppenheimer Global Fund/VA
❖   Oppenheimer Main Street Small Cap Fund®/VA
PIMCO Variable Insurance Trust – Advisor Class
❖   PIMCO CommodityRealReturn® Strategy Portfolio
❖   PIMCO Real Return Portfolio
❖   PIMCO Total Return Portfolio
The Rydex Variable Trust
❖   Guggenheim VT Long Short Equity Fund 1, 11
❖   Rydex VT Inverse Government Long Bond Strategy Fund 1
❖   Rydex VT Nova Fund 1
Sentinel Variable Products Trust
❖   Sentinel Variable Products Balanced Fund
❖   Sentinel Variable Products Bond Fund
❖   Sentinel Variable Products Common Stock Fund
❖   Sentinel Variable Products Mid Cap Fund
❖   Sentinel Variable Products Small Company Fund
Virtus Variable Insurance Trust – Class A Shares 12
❖   Virtus Capital Growth Series
❖   Virtus Growth and Income Series
❖   Virtus International Series
❖   Virtus Multi-Sector Fixed Income Series
❖   Virtus Real Estate Securities Series
❖   Virtus Small-Cap Growth Series
❖   Virtus Small-Cap Value Series
❖   Virtus Strategic Allocation Series
Wanger Advisors Trust
❖   Wanger International
❖   Wanger International Select
❖   Wanger Select
❖   Wanger USA
1Closed to new investors on May 1, 2006. 2Name change effective May 1, 2014. Previously known as Franklin Flex Cap Growth Securities Fund. 3Name change effective May 1, 2014. Previously known as Franklin Income Securities Fund. 4Name change effective May 1, 2014. Previously known as Mutual Shares Securities Fund. 5Name change effective May 1, 2014. Previously known as Templeton Developing Markets Securities Fund. 6Name change effective May 1, 2014. Previously known as Templeton Foreign Securities Fund. 7Name change effective May 1, 2014. Previously known as Templeton Growth Securities Fund. 8Name change effective October 30, 2013. Previously known as Guggenheim U.S. Long Short Momentum Fund. 9Share class assigned, effective May 1, 2013.
See Appendix A for additional information.
The contract is not a deposit of any bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. The contract may go down in value. Replacing any existing contract with this contract may not be to your advantage. You should carefully compare this contract with your existing one and you must also determine if the replacement will result in any tax liability.
The Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities, nor passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.
Purchasing a variable annuity within a qualified plan or Individual Retirement Account/Annuity (IRA) does not provide any additional tax benefit. Variable annuities should not be sold in qualified plans or IRAs because of the tax-deferral feature alone, but rather when other benefits, such as lifetime income payments and death benefit protection support the recommendation.
This prospectus provides information that you should know before investing. Keep this prospectus for future reference. A Statement of Additional Information (“SAI”) dated December 19, 2014 is incorporated by reference and has been filed with the SEC and is available free of charge by contacting us at the address or phone number listed below. A table of contents of the SAI is available on the last page of this prospectus. If you have any questions, please contact:
PHL Variable Insurance Company Annuity Operations Division PO Box 8027 Boston, MA 02266-8027	Tel. 800/541-0171

2

3

Glossary of Special Terms

Most of the terms used throughout this prospectus are described within the text where they first appear. Certain terms marked by italics when they first appear are described below.
Account Value:  The value of all assets held in the Separate Account.
Accumulation Unit:  A standard of measurement for each investment option used to determine the value of a contract and the interest in the investment options prior to the start of annuity payments.
Accumulation Unit Value:  The value of one accumulation unit was set at $1.000 on the date assets were first allocated to each investment option. The value of one accumulation unit on any subsequent valuation date is determined by multiplying the immediately preceding accumulation unit value by the applicable net investment factor for the valuation period just ended.
Annuitant(s)/Joint Annuitant:  The individual designated as such on the contract schedule page, or as later changed. The Annuitant is the person on whose continuation of life the contract is issued. There may be one or two annuitants. One is the primary annuitant and the other is considered to be the joint annuitant. Prior to the maturity date the annuitants may be changed. However, there may be tax consequences.
Annuity Payment Option:  The provisions under which we make a series of annuity payments to the annuitant or other payee, such as Life Annuity with Ten Years Certain. See “Annuity Payment Options.”
Annuity Unit:  A standard of measurement used in determining the amount of each periodic payment under the variable Annuity Payment Options I, J, K, M and N. The number of annuity units in each investment option with assets under the chosen option is equal to the portion of the first payment provided by that investment option divided by the annuity unit value for that investment option on the first payment calculation date.
Annuity Unit Value:  On the first valuation date selected by us, we set all annuity unit values in each investment option of the Separate Account at $1.00. The annuity unit value on any subsequent valuation date is equal to the annuity unit value of the investment option on the immediately preceding valuation date multiplied by the net investment factor for that investment option for the valuation period divided by 1.00 plus the rate of interest for the number of days in the valuation period based on the assumed investment rate.
Claim Date:  The valuation date following receipt of a certified copy of the death certificate at our Annuity Operations Division.
Contract Date:  The date that the initial premium payment is invested under a contract.
Contract Owner (owner, you, your):  Usually the person or entity to whom we issue the contract.
Contract Value:  Prior to the Maturity Date, the sum of all Accumulation Units held in the investment options of the Separate Account and the value held in the GIA and/or MVA. For Tax-sheltered Annuity plans (as described in Internal Revenue Code (IRC) Section 403(b)) with loans, the Contract Value is the sum of all accumulation units held in the investment options of the Separate Account and the value held in the GIA and/or MVA plus the value held in the Loan Security Account, and less any Loan Debt.
Death Benefit Options:  The selected death benefit option determines the method of death benefit calculation upon death of the owner or if there are more than one owner, on the earliest death of any of the owners.
Fixed Payment Annuity:  An annuity payment option providing payments with a fixed dollar amount after the first payment is made.
GIA:  An investment option under which premium amounts are guaranteed to earn a fixed rate of interest.
Inherited/Stretch Annuity:  A post-death distribution option that provides an extended payout option for the beneficiary of a deceased Owner’s Contract.
MVA:  An account that pays interest at a guaranteed rate if amounts allocated to the account are held to the end of the guarantee period. If amounts are withdrawn, transferred or applied to an annuity payment option before the end of the guarantee period we will make a market adjustment to the value of that account. Assets allocated to the MVA are not part of the assets allocated to the Separate Account or the general account of PHL Variable but are held in the Market Value Interest Adjusted Account established by PHL Variable. As of May 1, 2013, the MVA was not available for any new investment.
Maturity Date:  The date elected by the owner as to when annuity payments will begin. Unless we agree otherwise, the maturity date will not be any earlier than the fifth contract anniversary and no later than the younger annuitant’s 95th birthday or ten years from the contract date. The election is subject to certain conditions described in “The Annuity Period.” If more than one annuitant, the primary annuitant’s age will be used to determine that maturity date.
Minimum Initial Payment:  The amount that you pay when you purchase a contract. We require minimum initial payments of:
❖   Non-qualified plans—$5,000
❖   IRA/Qualified plans—$2,000
Net Asset Value:  Net asset value of a Series’ shares is computed by dividing the value of the net assets of the Series by the total number of Series’ outstanding shares.
PHL Variable (our, us, we, company):  PHL Variable Insurance Company.
Phoenix Life:  Phoenix Life Insurance Company
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PNX (Phoenix):  The Phoenix Companies, Inc.
Required Minimum Distribution (RMD):  The annual distribution that must be taken from an IRA/qualified plan during the life of the Owner. The Required Minimum Distribution will be computed based on Internal Revenue Code requirements (including Internal Revenue Service guidance) and incorporates the actuarial value of all benefits under the contract. There is no lifetime RMD from a Roth IRA.
Separate Account:  PHL Variable Accumulation Account
Spouse:  For state purposes, spouse is as defined under the applicable laws in the State in which the Owner resides. For Federal purposes, spouse is defined under the applicable laws of the state in which the marriage ceremony occurred.
Valuation Date:  A Valuation Date is every day the New York Stock Exchange (“NYSE”) is open for trading and PHL Variable is open for business.
5

Summary of Expenses

The following tables describe the fees and expenses that you will pay when owning and surrendering the contract.
This table describes the fees and expenses that you will pay at the time that you surrender the contract or transfer value between the investment options. State premium taxes ranging from 0.00% to 3.5%, depending upon the state, may also be deducted.
CONTRACT OWNER TRANSACTION EXPENSES
Deferred Surrender Charge (as a percentage of amount surrendered:
Age of Premium Payment in Complete Years 0	7%
Age of Premium Payment in Complete Years 1	6%
Age of Premium Payment in Complete Years 2	5%
Age of Premium Payment in Complete Years 3	4%
Age of Premium Payment in Complete Years 4	3%
Age of Premium Payment in Complete Years 5	2%
Age of Premium Payment in Complete Years 6	1%
Age of Premium Payment thereafter	None
Transfer Charge[1]
Current	None
Maximum	$20
[1]	We reserve the right to impose a transfer charge of up to $20 per transfer after the first 12 transfers in each contract year. See “Transfer Charge.”

This table describes the fees and expenses that you will pay periodically during the time you own the contract, not including annual fund fees and expenses.
ANNUAL ADMINISTRATIVE CHARGE
Current[2]	$35
Maximum	$35
MAXIMUM ANNUAL SEPARATE ACCOUNT EXPENSES (as a percentage of average Account Value)
Death Benefit Option 1 – Return of Premium
Mortality and Expense Risk Fee	.975%
Daily Administrative Fee	.125%
Total Annual Separate Account Expenses	1.100%
Death Benefit Option 2 – Annual Step-Up
Mortality and Expense Risk Fee	1.125%
Daily Administrative Fee	.125%
Total Annual Separate Account Expenses	1.250%
Death Benefit Option 3 – Relief Amount[3]
Mortality and Expense Risk Fee	1.275%
Daily Administrative Fee	.125%
Total Annual Separate Account Expenses	1.400%
[2]	This charge is deducted annually on the contract anniversary on a pro rata basis from each of the selected investment options. See “Deductions and Charges.”
[3]	This death benefit option is subject to state approval. See “Deductions and Charges.” Additionally, this death benefit option will not be offered after May 1, 2007.
6

Optional Benefit Fees
This table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including annual fund fees and expenses, if you elect an optional benefit. These fees are charged in addition to the applicable charges shown in the preceding tables in this Summary of Expenses.
GUARANTEED MINIMUM ACCUMULATION BENEFIT (GMAB) FEE[1,3]
(as a percentage of the greater of the Guaranteed Amount and Contract Value)
Current	.50%
Maximum	1.00%
GUARANTEED MINIMUM INCOME BENEFIT RIDER (GMIB) FEE[2,3]
(as a percentage of the Guaranteed Annuitization Value)
Current	.60%
Maximum	1.00%
[1]	The Guaranteed Minimum Accumulation Benefit fee is deducted annually on the contract anniversary, only if the benefit is selected. The current charge is locked in at the time you elect the benefit. See “Optional Benefits.”
[2]	The Guaranteed Minimum Income Benefit fee is deducted annually on the contract anniversary only if the benefit is selected. The current charge is locked in at the time you elect the benefit. See “Optional Benefits.”
[3]	For current rates effective in prior periods, please contact the Annuity Operations Division.

The table below shows the minimum and maximum fees and expenses as a percentage of daily net assets, for the year ended December 31, 2013, charged by the funds that you may pay indirectly during the time that you own the contract. This table does not reflect any fees that may be imposed by the funds for short-term trading. Funds of funds may have higher operating expenses than other funds since funds of funds invest in underlying funds which have their own expenses. Total Annual Fund Operating Expenses are deducted from a fund’s assets and include management fees, distribution and/or 12b-1 fees, and other expenses, but do not include any redemption fees that may be imposed by various funds. More detail concerning each of the fund’s fees and expenses is contained in the prospectus for each fund.
TOTAL ANNUAL FUND OPERATING EXPENSES
	Minimum	Maximum
Gross Annual Fund Operating Expenses	0.34%	3.59%
Net Annual Fund Operating Expenses[1]	0.34%	3.59%
[1]	Advisors and/or other service providers to the funds may have contractually agreed to reduce the management fees or reimburse certain fees and expenses for certain funds. The Gross Total Annual Fund Operating Expenses shown in the first row of the table do not reflect the effect of any fee reductions or reimbursements. The Net Annual Fund Operating Expenses shown in the second row reflects the effect of fee reductions and waiver arrangements that are contractually in effect at least through April 30, 2015. There can be no assurance that any contractual arrangement will extend beyond its current terms and you should know that these arrangements may exclude certain extraordinary expenses. See each fund’s prospectus for details about the annual operating expenses of that fund and any waiver or reimbursement arrangements that may be in effect.
7

EXPENSE EXAMPLES
These examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, maximum annual administrative charges, maximum transfer charges, maximum contract fees, maximum of all applicable riders and benefit fees, separate account annual expenses and the maximum annual fund operating expenses that were charged for the year ended 12/31/13.
The examples assume that you invest $10,000 in the contract for the time periods indicated. The examples also assume that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the funds and that you have allocated all of your contract value to the fund with the maximum fees and expenses. Although your actual costs may be higher or lower based on these assumptions, your costs are shown in the table below.
(1)	If you surrender your contract at the end of the applicable time period, your maximum costs would be:
Death Benefit Option 1

1 Year	3 Years	5 Years	10 Years
$1,295	$2,411	$3,483	$6,162
Death Benefit Option 2
1 Year	3 Years	5 Years	10 Years
$1,309	$2,450	$3,543	$6,253
Death Benefit Option 31
1 Year	3 Years	5 Years	10 Years
$1,324	$2,490	$3,602	$6,343
(2)	If you annuitize your contract at the end of the applicable time period, your maximum costs would be:
Death Benefit Option 1

1 Year	3 Years	5 Years	10 Years
$1,295	$2,411	$3,213	$6,162
Death Benefit Option 2
1 Year	3 Years	5 Years	10 Years
$1,309	$2,450	$3,273	$6,253
Death Benefit Option 31
1 Year	3 Years	5 Years	10 Years
$1,324	$2,490	$3,332	$6,343
(3)	If you do not surrender your contract, your maximum costs would be:
Death Benefit Option 1

1 Year	3 Years	5 Years	10 Years
$665	$1,961	$3,213	$6,162
Death Benefit Option 2
1 Year	3 Years	5 Years	10 Years
$679	$2,000	$3,273	$6,253
Death Benefit Option 31
1 Year	3 Years	5 Years	10 Years
$694	$2,040	$3,332	$6,343
[1]	This death benefit option will not be offered after May 1, 2007.
8

Contract Summary

This prospectus contains information about all the material rights and features of the annuity contract that you should understand before investing. This summary describes the general provisions of the annuity contract.
Overview
The contract is intended for those seeking income and for those seeking long-term tax-deferred accumulation of assets to provide income for retirement or other purposes. Those considering the contract for other purposes should consult with their tax advisors. Participants in qualified plans and IRAs should note that this contract does not provide any additional tax deferral benefits beyond those provided by the qualified plan or IRA and should not consider the contract for its tax treatment, but for its investment and annuity benefits.
For more information, see “Purchase of Contracts.”
The contract offers a combination of variable and fixed investment options. Investments in the variable options provide results that vary and depend upon the performance of the underlying funds. The owner assumes the risk of gain or loss according to the performance of the underlying funds. Investments in the GIA or MVA provide guaranteed interest earnings subject to certain conditions. There is no guarantee that the contract value will equal or exceed payments made under the contract at maturity date. For more information, see “The Variable Investment Options,” “GIA” and “MVA.”
You select a death benefit option suitable to your financial objectives. The Death Benefit Options differ in the manner in which the death benefit and the amount of the mortality and expense risk fee are calculated. Age restrictions may apply to each death benefit option. For more information, see “The Accumulation Period—Payment Upon Death Before the Maturity Date” and “Taxation of Annuities in General—Nonqualified Plans” and “Taxation of Annuities in General—Qualified Plans and IRAs.”
Although investment performance is not guaranteed in a variable annuity, each Optional Living Benefit rider available with this annuity provides a type of guarantee but only if you meet certain conditions. You should read the section entitled “Optional Benefits” carefully if you think you may be interested in one of the Optional Benefit riders. When choosing any Optional Living Benefit rider for your annuity, it is important to understand if your long-term need for a guarantee pertains to accumulation, income, future withdrawals, or a combination thereof to ensure the Optional Living Benefit you choose suits your financial long term needs. You should know that all guarantees are based on the claims paying ability of the issuing company. When purchasing any annuity with a guaranteed benefit, you should not only consider the additional costs of the living benefit but compare the total cost of the annuity to determine if the annuity suits your needs.
Suitability
Annuities are designed for long-term financial planning and are not designed for short-term investment strategies. Make sure you understand all the options for payment and how long you must wait before annuity payments begin. While an annuity offers the potential for appreciation, fees, charges, and poor investment performance can negatively affect the value of your annuity. You bear the investment risk, whether a gain or loss, for any contract value allocated to the Separate Account.
Annuities do not provide any additional tax deferred advantages when they fund a qualified plan, or an IRA. If your only or main investment objective for your qualified plan or IRA is tax deferral, an annuity product may be more expensive than other products providing tax deferred benefits.
Replacements
Replacing your existing variable annuity contract(s) with this contract may not be to your advantage. Talk with your registered representative before you replace any existing contract. Carefully compare the risks, charges, and benefits of your existing contract to this contract to determine if a replacement benefits you. Replacing your contract could result in adverse tax consequences. Consult with your tax professional. Once you have replaced your contract, you generally cannot reinstate it unless state law requires the insurer to do so, even if you choose not to accept your new contract during your “free look” period.
Conflicts of Interest
Broker-dealers and registered representatives often sell products issued by several different and unaffiliated insurance companies. The amount of compensation payable to them may vary significantly. Compensation paid to a broker-dealer or registered representative also varies between products issued by the same insurance company. This includes additional compensation payable as part of certain service arrangements. A broker-dealer and its registered representatives may have an incentive to promote or sell one product over another depending on these differences in the compensation. As a result, you may potentially be sold a product that does not best suit your needs. Talk to your registered representative about potential conflicts of interest created by varying compensation plans. More information about the types of compensation arrangements we offer is contained in the “Sales of Variable Accumulation Contracts” section of this prospectus.
9

Investment Features
Flexible Premium Payments
❖	You may make premium payments anytime until the maturity date for non-qualified contracts. For IRA/qualified plan contracts, there are federal limitations regarding premium payments after a set age.
❖	You can vary the amount and frequency of your premium payments for non-qualified contracts. For IRA/qualified plan contracts, there are federal limitations regarding the amount of premium payments.
❖	Other than the Minimum Initial Payment, there are no required premium payments.
Minimum Premium Payment
❖	Generally, the Minimum Initial Payment is $2,000 for a qualified plan or IRA and $5,000 for nonqualified plans. For more information, see “Purchase of Contracts.”
Allocation of Premiums and Contract Value
❖	Premium payments are invested in one or more of the investment options, GIA and the MVA. Each investment option invests directly in a mutual fund. GIA is not available in Massachusetts. Effective May 1, 2013, the MVA is not available for any new investment. Each investment option invests directly in a professionally managed fund.
❖	Prior to the Maturity Date, you may elect to transfer all or any part of the Contract Value among one or more investment options or the GIA, subject to the limitations established for the GIA and the restrictions related to disruptive trading and market timing. After the Maturity Date under variable annuity payment options, you may elect to transfer all or any part of the Contract Value among one or more investment options. For more information, refer to “GIA,” “Internet, Interactive Voice Response and Telephone Transfers,” and “Market Timing and Other Disruptive Trading.”
❖	Transfers between the investment options are subject to disruptive trading and market timing restrictions. For more information, see “Market Timing and Other Disruptive Trading.” Transfers from the MVA may be subject to market value adjustments and are subject to certain rules. For more information see “MVA.”
❖	The contract value allocated to the investment options varies with the investment performance of the funds and is not guaranteed.
Contract Value
❖	The contract value allocated to the GIA will depend on deductions taken from the GIA and interest accumulated at rates we set. For contracts issued prior to March 31, 2003, the Minimum Guaranteed Interest Rate is equal to 3%. For contracts issued on or after March 31, 2003, and subject to state insurance department approval, the Minimum Guaranteed Interest Rate will equal the statutory required minimum interest rate under applicable state insurance law where the contract is delivered (generally between 1% and 3%).
❖	For contracts issued on or after March 31, 2003, payments and transfers to the GIA are subject to a maximum GIA percentage. The maximum GIA percentage is the maximum amount of a premium payment or total contract value that can be allocated to the GIA. The maximum amount is expressed as a percentage and that percentage will never be less than 5%.
❖	If you purchase a contract with the Guaranteed Minimum Accumulation Benefit (“GMAB”), you must also elect an asset allocation or strategic program through which to allocate your premiums and contract value. If you purchase a contract without GMAB, participation in a program is optional. Although we may offer other programs in the future, whether those programs will be made available to both current and prospective policy owners will be determined at the sole discretion of the Company. For more information on the programs, refer to the section on “Asset Allocation and Strategic Programs” under “The Accumulation Period.”
Withdrawals
❖	You may partially or fully surrender the contract anytime for its contract value less any applicable surrender charge, market value adjustment and premium tax.
❖	Each year you may withdraw part of (partially surrender) your Contract Value free of any surrender charges. In the first contract year, you may withdraw up to 10% of the Contract Value at the time of the first withdrawal without surrender charges. In subsequent years, the free withdrawal amount is the greater of 10% of the Contract Value as of the end of the previous contract year or the amount of the “Required Minimum Distribution” (“RMD”), as defined in the Internal Revenue Code without a surrender charge. Any unused percentage of the free withdrawal amount from prior years may be carried forward to the current contract year, up to a maximum of 30% of your Contract Value as of the last contract anniversary. For more information, see “Deductions and Charges—Surrender Charges.”
❖	Withdrawals may be subject to income tax on any gains plus a 10% penalty tax if the Contract Owner is under age 59½. For more information, see “Federal Income Taxes.” In addition, withdrawals (lifetime and after death) may be included in the definition of “net investment income” for purposes of section 1411 of the Internal Revenue Code. If section 1411 applies to the income, in addition to income tax, there is an additional tax of 3.8 percent. Section 1411 is imposed only on taxpayers whose income exceeds a stated threshold amount.
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❖	Withdrawals may negatively impact guarantees provided by certain Optional Benefit riders if certain conditions are not met. Please see the section entitled “Optional Benefits” for further details.
Deductions and Charges
From the Contract Value
❖	Annual Administrative Charge—maximum of $35 each year. For more information, see “Deductions and Charges.”
❖	Guaranteed Minimum Accumulation Benefit fee—for contracts issued on or after October 11, 2004, the fee equals 0.50%, multiplied by the guaranteed amount or contract value on the date the fee is deducted. For more information, see “Deductions and Charges.”
❖	Guaranteed Minimum Income Benefit Rider fee—for contracts issued before September 8, 2003, the fee equals 0.40% multiplied by the guaranteed annuitization value on the date the fee is deducted. For contracts issued on or after September 8, 2003, the fee equals 0.60% multiplied by the guaranteed annuitization value on the date the fee is deducted. For more information, see “Deductions and Charges.”
❖	Market Value Adjustment—any withdrawal from the MVA is subject to a market value adjustment and is taken from the withdrawal amount. For more information, see “MVA.”
❖	Surrender Charges—may occur when you surrender your contract or request a withdrawal if the assets have not been held under the contract for a specified period of time. If we impose a surrender charge, it is deducted from amounts withdrawn. The surrender charge is designed to recover the expense of distributing contracts that are terminated before distribution expenses have been recouped from revenue generated by these contracts. No surrender charges are taken upon the death of the owner before the maturity date. A declining surrender charge is assessed on withdrawals in excess of the free withdrawal amount, based on the date the premium payments are deposited:

Percent	7%	6%	5%	4%	3%	2%	1%	0%
Complete Premium Payment Years	0	1	2	3	4	5	6	7+

For more information, see “Deductions and Charges.”
❖	Taxes—taken from the contract value upon premium payments or commencement of annuity payments.
•	PHL Variable will reimburse itself for such taxes upon the remittance to the applicable state. For more information, see “Tax” and Appendix B.
❖	Transfer Charge—currently, there is no transfer charge, however, we reserve the right to charge up to $20 per transfer after the first 12 transfers each contract year. For more information, see “Deductions and Charges.”
From the Separate Account
❖	Daily administrative fee—currently 0.125% annually. For more information, see “Deductions and Charges.”
❖	Mortality and expense risk fee—varies based on the benefit option selected. For more information, see “Deductions and Charges.”
Other Charges or Deductions
In addition, certain charges are deducted from the assets of the funds for investment management services. For more information, see the fund prospectuses.
Death Benefit
The death benefit is calculated differently under each Death Benefit Option and the amount varies based on the Option selected.
Death Benefit Options
The contract currently offers three death benefit options. However, after May 1, 2007, only two death benefit options will be offered. At purchase, you select a death benefit option that best meets your financial needs. Each death benefit option varies in the method of death benefit calculation, the amount of the mortality and expense risk fee. Age restrictions apply to certain death benefit options.
For more information, see “The Accumulation Period—Payment Upon Death Before Maturity Date.”
Additional Information
Free Look Period
You have the right to review and return the contract. If for any reason you are not satisfied, you may return it within 10 days (or later, if applicable state law requires) after you receive it and cancel the contract. You will receive in cash the contract value. However, if applicable state or federal law requires, we will return the original premium payments paid less any withdrawals. For more information, see “Free Look Period.”
Termination
If on any valuation date the total contract value equals zero, the contract will immediately terminate without value.
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Accumulation Unit Values

Accumulation unit values give the historical value for a single unit of each of the available investment options and the number of units outstanding at the end of each of the past ten years, or since the investment option began operations, if less. These tables are highlights only.
More information, including the Separate Account and Company financial statements, is in the SAI and in the annual report. You may obtain a copy of the SAI by calling the Annuity Operations Division at 1-800-541-0171.
The tables are set forth in Appendix C.
Financial Statements

The financial statements of PHL Variable Accumulation Account as of December 31, 2013 which include the statements of assets and liabilities as of the year then ended, the results of each of their operations for the period then ended, the changes in net assets for each of the periods then ended, and the financial highlights for each of the periods indicated, and the financial statements of PHL Variable Insurance Company as of December 31, 2013 and 2012, and for each of the three years in the period ended December 31, 2013 are contained in the Statement of Additional Information (SAI), which you can get free of charge by calling the toll free number given on page one, by writing to us at Phoenix Variable Products Mail Operations, P.O. Box 8027, Boston MA 02266-8027, or by visiting our website www.phoenixwm.com*. In addition, the SAI is available on the SEC’s website at www.sec.gov.
The audit of the Company’s financial statements prepared in accordance with generally accepted accounting principles in the United States (“U.S. GAAP”) for the year ended December 31, 2013 has been completed. As a result, you should rely on such U.S. GAAP financial statements in assessing the Company’s ability to meet its obligations under the contracts. You should not consider them as bearing on the investment performance of the assets held in the Separate Account.
In May, 2014, we mailed to you the Separate Account U.S. GAAP Financial Statements for the year ended December 31, 2013.
The U.S. GAAP financial statements of the Company for the years ended December 31, 2013, 2012 and 2011, the Separate Account U.S. GAAP Financial Statements for the year ended December 31, 2013 and the Company’s Annual Report on Form 10-K for the year ended December 31, 2013 (the “2013 Form 10-K”) are available to you free of charge by calling 1-800-541-0171, by writing to us at Phoenix Variable Products Mail Operation, P.O. Box 8027, Boston, MA 02266-8027, or by visiting our website at www.phoenixwm.com under “Products/Product Prospectuses.”
The 2013 Form 10-K contains the Company’s U.S. GAAP financial statements for the years ended December 31, 2013, 2012 and 2011 and other important information, including Management’s Report on Internal Control over Financial Reporting and progress on the Company’s plan for enhancing its internal controls. Management concluded that the material weaknesses noted below were first identified and reported in the 2012 Form 10-K and were not fully remediated as of December 31, 2013 due to insufficient time to fully evaluate, implement and assess the design and operating effectiveness of the related controls. As disclosed in the 2013 Form 10-K, management concluded that there were material weaknesses that included deficiencies in the period-end financial reporting process including the processing of journal entries and the preparation and review of account reconciliations, insufficient complement of personnel with a level of accounting knowledge commensurate with the Company’s financial reporting requirements and ineffective monitoring and review activities. These material weaknesses also contributed to the following material weaknesses in internal control over financial reporting which have been identified and included in management’s assessment as of December 31, 2013: actuarial finance and valuation, investments, reinsurance accounting, cash flows and changes in classifications, and access to applications and data. However, management has developed a plan for the implementation of remediation efforts that it believes will remediate these matters. Management’s evaluation of the Company’s disclosure controls and procedures, as well as management’s remediation initiatives, are described in “Item 9A:Controls and Procedures” in Part II of the 2013 Form 10-K.
Information About Restatement of the Company’s U.S. GAAP Financial Statements and Delayed SEC Filings
PHL Variable filed a Current Report on Form 8-K with the Securities and Exchange Commission (the “SEC”) on September 18, 2012 (as was amended by Forms 8-K/A filed by PHL Variable on November 8, 2012, March 15, 2013 and April 24, 2013, respectively) disclosing its conclusion that certain of its previously issued annual audited and interim unaudited financial statements contained in its historical Annual Reports on Form 10-K and Quarterly Reports on Form 10-Q filed prior to September 18, 2012 should no longer be relied upon and should be restated (the “Restatement”). On April 25, 2014, PHL Variable filed its Annual Report on Form 10-K for the year ended December 31, 2012 (the “2012 Form 10-K”) with the SEC containing the Restatement. In May 2013, we mailed financial statements of the PHL Variable Accumulation Account as of December 31, 2012, to you. The 2012 Form 10-K contains the Company’s US GAAP financial statements as of December 31, 2012. You may obtain a copy of the Company’s 2012 financial statements free of charge by calling 1-800-541-0171, by writing to us at Phoenix Variable Products Mail Operation, P.O. Box 8027, Boston, MA 02266-8027, or by visiting our website at www.phoenixwm.com* under “Products/Product Prospectuses.”
Phoenix and PHL Variable are subject to an SEC Order Instituting Cease-and-Desist Proceedings Pursuant to Section 21C of the Securities Exchange Act of 1934, Making Findings, and Imposing a Cease-and-Desist Order which was approved by the SEC on March 21, 2014 (the “March 2014 Order”) and was subsequently amended by an amended Order approved by the SEC in August 2014 (the
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“Amended Order”). Except as amended by the Amended Order, the March 2014 Order remains in effect. The March 2014 Order, as amended by the Amended Order, directed Phoenix and PHL Variable to cease and desist from committing or causing any violations and any future violations of Section 13(a) of the Exchange Act and Rules 13a-1 and 13a-13 thereunder and Section 15(d) of the Exchange Act and Rules 15d-1 and 15d-13 thereunder, imposed civil monetary penalties of $475,000 on each of Phoenix and PHL Variable, which have been paid, and requires Phoenix and PHL Variable to file their respective delayed SEC periodic reports with the SEC in accordance with schedules set forth in the Amended Order. The Amended Order provides that any failure by Phoenix or PHL Variable to comply with these schedules with respect to any Phoenix or PHL Variable periodic report covered by the Amended Order will result in the imposition of the following additional monetary penalties with respect to such filing: $20,000 per filing for the first week in which a filing is delinquent, plus, for each week or partial week thereafter an additional amount equal to the sum of a) $20,000 and b) $5,000 multiplied by the number of complete weeks that the filing has been delinquent before the week in which the late filing is made.
The following table sets forth the deadlines in the Amended Order for Phoenix’s SEC periodic reports:
PNX Timetable of SEC Periodic Reports
Form	Period	Amended Deadline
10-K	Year ended December 31, 2013	August 6, 2014
10-Q	Quarterly Period ended March 31, 2013	September 10, 2014
10-Q	Quarterly Period ended June 30, 2013	September 10, 2014
10-Q	Quarterly Period ended September 30, 2013	September 10, 2014
10-Q	Quarterly Period ended March 31, 2014	October 17, 2014
10-Q	Quarterly Period ended June 30, 2014	October 24, 2014
10-Q	Quarterly Period ended September 30, 2014	December 5, 2014

As of the date of filing of its Quarterly Report on Form 10-Q for the period ended June 30, 2014, Phoenix believes it will become a timely filer with the filing of its Annual Report on Form 10-K for the year ending December 31, 2014. Phoenix filed its Annual Report on Form 10-K for the year ended December 31, 2013 with the SEC on August 6, 2014, filed its Quarterly Reports on Form 10-Q for the periods ended March 31, 2013, June 30, 2013 and September 30, 2013 with the SEC on September 11, 2014, filed its Quarterly Report on Form 10-Q for the period ended March 31, 2014 with the SEC on October 17, 2014, and filed its Quarterly Report on Form 10-Q for the period ended June 30, 2014 with the SEC on November 7, 2014.
The following table sets forth the deadlines in the Amended Order for PHL Variable’s SEC periodic reports:
Company Timetable of SEC Periodic Reports
Form	Period	Amended Deadline
10-K	Year ended December 31, 2013	August 22, 2014
10-Q	Quarterly Period ended March 31, 2013	September 12, 2014
10-Q	Quarterly Period ended June 30, 2013	September 12, 2014
10-Q	Quarterly Period ended September 30, 2013	September 12, 2014
10-Q	Quarterly Period ended March 31, 2014	October 21, 2014
10-Q	Quarterly Period ended June 30, 2014	October 28, 2014
10-Q	Quarterly Period ended September 30, 2014	December 12, 2014

As of the date of filing of its Quarterly Report on Form 10-Q for the period ended June 30, 2014, PHL Variable believes it will become a timely filer with the filing of its Annual Report on Form 10-K for the year ending December 31, 2014. PHL Variable filed its Annual Report on Form 10-K for the year ended December 31, 2013 with the SEC on August 22, 2014, filed its Quarterly Reports on Form 10-Q for the periods ended March 31, 2013, June 30, 2013 and September 30, 2013 with the SEC on September 12, 2014, filed its quarterly report for the period ended March 31, 2014 with the SEC on October 21, 2014, and filed its Quarterly Report on Form 10-Q for the period ended June 30, 2014 with the SEC on November 7, 2014.
On November 7, 2014, each of Phoenix and PHL Variable filed a Notification of Late Filing on Form 12b-25 with the SEC disclosing that it would be unable to timely file its respective Quarterly Report on Form 10-Q for the period ended September 30, 2014 with the SEC.
Performance History

We may include the performance history of the investment options in advertisements, sales literature or reports. Performance information about each investment option is based on past performance only and is not an indication of future performance. Historical returns are usually calculated for one year, five years and ten years. If the investment option has not been in existence for at least one year, returns are calculated from inception of the investment option. Standardized average annual total return is measured by comparing
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the value of a hypothetical $1,000 investment in the investment option at the beginning of the relevant period to the value of the investment at the end of the period, assuming the reinvestment of all distributions at Net Asset Value and the deduction of all applicable contract and surrender charges except for taxes (which may vary by state).
The Variable Accumulation Annuity

The individual deferred variable accumulation annuity contract (the “contract”) issued by PHL Variable is significantly different from a fixed annuity contract in that, unless the GIA or MVA is selected, it is the owner under a contract who bears the risk of investment gain or loss rather than PHL Variable. To the extent that payments are not allocated to the GIA or MVA, the amounts that will be available for annuity payments under a contract will depend on the investment performance of the amounts allocated to the investment options. Upon the maturity of a contract, the amounts held under a contract will continue to be invested in the Separate Account and monthly annuity payments will vary in accordance with the investment experience of the investment options selected. However, a fixed annuity may be elected, in which case the amounts held under a contract will be transferred to the General Account of PHL Variable and PHL Variable will guarantee specified monthly annuity payments.
PHL Variable and the Separate Account

We are PHL Variable Insurance Company, a Connecticut stock life insurance company incorporated on July 15, 1981. Our executive and our administrative offices are located at One American Row, Hartford, Connecticut, 06102-5056. PHL Variable Insurance Company is a life insurance company that provides life insurance and annuity products. It is a wholly owned subsidiary of PM Holdings, Inc., and PM Holdings, Inc. is a wholly owned subsidiary of Phoenix Life Insurance Company (“Phoenix Life”), which is a wholly owned subsidiary of The Phoenix Companies, Inc. (“PNX” or “Phoenix”), a New York Stock Exchange listed company.
On December 7, 1994, we established the Separate Account, a separate account created under the insurance laws of Connecticut. The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the “1940 Act”) and it meets the definition of a “separate account” under the 1940 Act. Registration under the 1940 Act does not involve supervision by the SEC of the management or investment practices or policies of the Separate Account or of PHL Variable.
The Separate Account has several investment options with varying degrees of investment risk. You may make contributions to the Separate Account but you assume all of the investment risk for the contract value that you contribute and allocate to the Separate Account. The MVA, which was closed to new investment effective May 1, 2013, is a non-unitized separate account established pursuant to Connecticut insurance law. For more complete information see the “MVA” section below. Under Connecticut law these Separate Account assets are segregated from our general account and all income, gains or losses, whether or not realized, of the Separate Account must be credited to or charged against the amounts placed in the Separate Account without regard to the other income, gains and losses from any other business or activity of the insurer. The assets of the Separate Account may not be used to pay liabilities arising out of any other business that an insurer conducts and as such are insulated from the creditors of the insurer. However, the assets in the Separate Account are attributable to more than one variable annuity product or to more than one variable life insurance product that we sell. Therefore, although these assets are insulated from our creditors, they all may be used to support Separate Account obligations. To the extent that the assets in the Separate Account become deficient for any reason, we will transfer assets from our General Account to the extent they are available. We reserve the right to add, remove, modify, or substitute any investment option in the Separate Account.
Obligations under the contracts are obligations of PHL Variable Insurance Company. You may make contributions to the GIA which is supported by the assets in PHL Variable’s general account and such contributions are not invested in the Separate Account. The GIA is part of the general account of PHL Variable (the “General Account”). The General Account supports all insurance and annuity obligations of PHL Variable and is made up of all of its general assets other than those allocated to any separate account such as the Separate Account. For more complete information, see the “GIA” section below.
Contract Guarantees
Any guarantee under the contract, such as interest credited to the GIA or MVA (if available in your contract), or any guarantees provided by a rider are paid from our general account. Therefore, any amounts that we may pay under the contract as part of a guarantee are subject to our long-term ability to make such payments. The assets of the Separate Account are available to cover the liabilities of our General Account to the extent that the Separate Account assets exceed the Separate Account liabilities arising under the contracts supported by it. Under Connecticut law, insurance companies are required to hold a specified amount of reserves in order to meet the contractual obligations of their general account to contract owners. State insurance regulators also require insurance companies to maintain a minimum amount of capital, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer’s operations. These risks include those associated with losses that an insurer could incur as the result of its own investment of its general account assets, which could include bonds, mortgages, general real estate investments, and stocks. Useful information about the Company’s financial strength may be found on our website, www.phoenixwm.com*, located under “About Us”/”Ratings.” This website location also includes financial strength ratings assigned to us by one or more independent rating organizations, along with each such organization’s view regarding the potential future direction of the Company’s rating.
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The Variable Investment Options

You choose the variable investment options to which you allocate your premium payments. These variable investment options are investment options of the Separate Account. The investment options invest in the underlying funds. You are not investing directly in the underlying fund. Each underlying fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. These underlying funds are not publicly traded and are offered only through variable annuity and variable life insurance products, or directly to tax qualified plans. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, or directly to tax qualified plans, although the investment practices and fund names may be similar, and the portfolio managers may be identical. Accordingly, the performance of the underlying fund is likely to be different from that of the retail mutual fund, and you should not compare the two.
The underlying funds offered through this product are selected by the Company based on several criteria, including asset class coverage, the strength of the manager’s reputation and tenure, brand recognition, performance, and the capability and qualification of each sponsoring investment firm. Another factor the Company considers during the initial selection process is whether the underlying fund or an affiliate of the underlying fund will compensate the Company for providing administrative, marketing, and support services that would otherwise be provided by the underlying fund, the underlying fund’s investment advisor, or its distributor. Finally, when the Company develops a variable annuity (or life) product in cooperation with a fund family or distributor (e.g. a “private label” product), the Company will generally include underlying funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from the Company’s selection criteria.
Each underlying fund is reviewed periodically after having been selected. Upon review, the Company may remove an underlying fund or restrict allocation of additional premium payments to an underlying fund if the Company determines the underlying fund no longer meets one or more of the criteria and/or if the underlying fund has not attracted significant contract owner assets.
In addition, if any of the underlying funds become unavailable for allocating premium payments, or if we believe that further investment in an underlying fund is inappropriate for the purposes of the Contract, we may substitute another variable investment option. However, we will not make any substitutions without notifying you and obtaining any state and SEC approval, if necessary. From time to time we may make new variable investment options available.
Each investment option of the Separate Account is subject to market fluctuations and the risks that come with the ownership of any security; and there can be no assurance that any Series will achieve its stated investment objective.
You will find detailed information about the underlying funds and their inherent risks in the current prospectuses for the underlying funds. Since each option has varying degrees of risk, please read the prospectuses carefully. There is no assurance that any of the underlying funds will meet its investment objectives. Copies of the fund prospectuses may be obtained by contacting our Annuity Operations Division at the address or telephone number provided on the first page of this prospectus.
Administrative, Marketing and Support Service Fees
The Company and/or the principal underwriter for the Contracts have entered into agreements with the investment adviser, subadviser, distributor, and/or affiliated companies of most of the underlying funds. These agreements compensate the Company and/or the principal underwriter for the Contracts for providing certain administrative, marketing, or other support services to the underlying funds.
Proceeds of these payments may be used for any corporate purpose, including payment of expenses that the Company and the principal underwriter for the Contracts incur in promoting, issuing, distributing and administering the Contracts. As stated previously, such payments are a factor in choosing which funds to offer in the Company’s variable products. These payments may be significant and the Company and its affiliates may profit from them.
The payments are generally based on a percentage of the average assets of each underlying fund allocated to the variable investment options under the contract or other contracts offered by the Company. The amount of the fee that an underlying fund and its affiliates pay the Company and/or the Company’s affiliates is negotiated and varies with each underlying fund. Aggregate fees relating to the different underlying funds may be as much as 0.40% of the average net assets of an underlying fund attributable to the relevant contracts. A portion of these payments may come from revenue derived from the distribution and/or service fees (12b-1 fees) that are paid by an underlying fund out of its assets as part of its total annual operating expenses and is not paid directly from the assets of your variable insurance product.
These payments reflect in part the administrative service expense savings derived by the funds by having a sole shareholder rather than multiple shareholders in connection with the Separate Account’s investments in the funds.
These administrative services may include, but are not limited to, providing information about the funds from time to time, answering questions concerning the funds, including questions respecting Variable Contract owners’ interests in one or more of the funds, distributing, printing, and mailing of: the underlying funds’ prospectus and any applicable supplement; annual and semi-annual reports; proxy materials (including tabulating and transmitting proxies executed by or on behalf of Variable Contract owner’s); electronic and teleservicing support in connection with the funds; maintenance of investor records reflecting shares purchased, redeemed, transferred and share balances, and conveyance of that information to the fund.
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For additional information concerning the available investment options, please see Appendix A.
GIA

In addition to the Separate Account, you may allocate premiums or transfer values to the GIA. Amounts you allocate or transfer to the GIA become part of our general account assets. You do not share in the investment experience of those assets. Rather, we guarantee a minimum rate of return on the allocated amount, as provided under the terms of your product. Although we are not obligated to credit interest at a higher rate than the minimum, we may credit interest at a higher rate than the minimum for new and existing deposits.
We reserve the right to limit total deposits to the GIA, including transfers, to no more than $250,000 during any one-week period per policy.
Prior to the maturity date you may make transfers into or out of the GIA subject to the restrictions described in this section. In general, you may make only one transfer per year out of the GIA. The amount that can be transferred out is limited to the greater of $1,000 or 25% of the contract value in the GIA as of the date of the transfer. Also, the contract value allocated to the GIA may be transferred out to one or more of the investment options over a consecutive 4-year period according to the following schedule:
❖ Year One:	25% of the total value
❖ Year Two:	33% of remaining value
❖ Year Three:	50% of remaining value
❖ Year Four	100% of remaining value
Transfers from the GIA to the MVA are not allowed at this time because the MVA is not available for new investment.
Transfers from the GIA may also be subject to other rules as described throughout this prospectus. The GIA is available only during the accumulation phase of your contract.
Because of exemptive and exclusionary provisions, we have not registered interests in our general account under the Securities Act of 1933. Also, we have not registered our general account as an investment company under the 1940 Act, as amended. Therefore, neither the general account nor any of its interests are subject to these Acts, and the SEC has not reviewed the general account disclosures. These disclosures may, however, be subject to certain provisions of the federal securities law regarding accuracy and completeness of statements made in this prospectus.
MVA

As of May 1, 2013, the Market Value Adjusted Guaranteed Interest Account (“MVA” or “MVA Option”) was not available for any new investment. If an existing contract owner has cash value invested in the MVA Option and the guarantee period expires, that existing contract owner must reallocate the value to the then available variable investment options or the Guaranteed Interest Account (“GIA”). If the existing contract owner fails to make this allocation within fifteen (15) days following the end of the guarantee period, the Company will then allocate that value to the GIA and seek further allocation instructions from the existing contract owner. The MVA Option and the GIA are not considered to be variable investment options under the Investment Company Act.
Any withdrawal from the MVA will be subject to a market value adjustment unless the effective date of the withdrawal is within 15 days before and 15 days following the expiration date (“window period”). The market value adjustment will be applied to the amount being withdrawn after the deduction of any applicable administrative charge and before the deduction of any applicable contingent deferred sales charges (surrender charges). The market value adjustment can be positive or negative. The amount being withdrawn after application of the market value adjustment can be greater than or less than the amount withdrawn before the application of the market value adjustment.
A market value adjustment will not be applied upon the payment of the death benefit.
The market value adjustment will reflect the relationship between the current rate (defined below) for the amount being withdrawn and the guaranteed rate. It is also reflective of the time remaining in the applicable guarantee period. Generally, if the guaranteed rate is equal to or lower than the applicable current rate, the market value adjustment will result in a lower payment upon withdrawal. Conversely, if the guaranteed rate is higher than the applicable current rate, the market value adjustment will produce a higher payment upon withdrawal. Assets allocated to the MVA are not part of the assets allocated to the Separate Account or to PHL Variable’s general account. The availability of the MVA is subject to state approval.
Deductions and Charges

Annual Administrative Charge
We deduct an annual administrative charge from the contract value. This charge is used to reimburse us for some of the administrative expenses we incur in establishing and maintaining the contracts.
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The maximum and current annual administrative charge under a contract is $35. This charge is deducted annually on the contract anniversary date. It is deducted on a pro rata basis from the investment options, GIA or MVA in which you have an interest. If you fully surrender your contract, the full administrative fee if applicable, will be deducted at the time of surrender. The administrative charge will not be deducted (either annually or upon withdrawal) if your contract value is $50,000 or more on the day the administrative charge is due. This charge may be decreased but will never increase. If you elect Annuity Payment Options I, J, K, M or N, the annual administrative charge after the maturity date will be deducted from each annuity payment in equal amounts.
Daily Administrative Fee
We make a daily deduction from the contract value to cover the costs of administration. This current fee is based on an annual rate of 0.125% and is taken against the net assets of the investment options. It compensates the company for administrative expenses that exceed revenues from the annual administrative charge described above. (This fee is not deducted from the GIA or MVA.)
Guaranteed Minimum Accumulation Benefit Fee
If the Guaranteed Minimum Accumulation Benefit rider is part of your contract, we will deduct a fee The fee is deducted on each contract anniversary during the ten-year term. If this rider terminates on the contract anniversary prior to the end of the term for any reason other than death or commencement of annuity payments, the entire fee will be deducted. If this benefit terminates on any other day prior to the end of the term for any reason other than death or commencement of annuity payments, a pro rated portion of the fee will be deducted. The rider fee will be deducted from the total contract value with each investment option, GIA and MVA if available bearing a pro rata share of such fee based on the proportionate contract value of each investment option, GIA and MVA. We will waive the fee if the benefit terminates due to death or commencement of annuity payments. Should any of the investment options become depleted, we will proportionally increase the deduction from the remaining investment options unless we agree otherwise.
The current fee percentage is locked in at the time you elect this benefit. Currently, the fee percentage is equal to 0.500%, multiplied by the greater of the guaranteed amount or contract value on the day that the fee is deducted. However, we reserve the right to charge up to 1.000%, multiplied by the greater of the guaranteed amount or contract value on the day that the fee is deducted.
If you elect the Guaranteed Minimum Accumulation Benefit, you will be unable to elect the Guaranteed Minimum Income Benefit.
Guaranteed Minimum Income Benefit Rider Fee
For contracts issued before September 8, 2003, the fee for this rider is equal to 0.40% multiplied by the guaranteed annuitization value on the date the rider fee is deducted. For contracts issued on or after September 8, 2003, and subject to state insurance department approval, the fee for this rider is equal to 0.60% multiplied by the guaranteed annuitization value on the date the rider fee is deducted.
The fee is deducted on each contract anniversary that this rider is in effect. If this rider terminates on the contract anniversary, the entire fee will be deducted. If this rider terminates on any other day, a pro rated portion of the fee will be deducted. The rider fee will be deducted from the total Contract Value with each investment option, GIA and MVA, if available, bearing a pro rata share of such fee based on the proportionate Contract Value of each investment option, GIA and MVA. We will waive the rider fee if the Contract Value on any contract anniversary is greater than twice the guaranteed annuitization value. Should any of the investment options become depleted, we will proportionally increase the deduction from the remaining investment options unless we agree otherwise.
The maximum fee percentage is 1.00% multiplied by the greater of the guaranteed annuitization value or the Contract Value on the date the fee is deducted. The current fee percentage is locked in at the time you elect this benefit. Currently the fee percentage for this rider is equal to 0.600% multiplied by the greater of the guaranteed annuitization value or the contract value on the date the rider fee is deducted.
If you elect the Guaranteed Minimum Income Benefit, you will be unable to elect the Guaranteed Minimum Accumulation Benefit.
Market Value Adjustment
Any withdrawal from your MVA will be subject to a market value adjustment.
Mortality and Expense Risk Fee
We make a daily deduction from each investment option for the mortality and expense risk fee. The charge is assessed against the daily net assets of the investment options and varies based on the death benefit option you selected. The current charge under each death benefit option is equal to the following percentages on an annual basis:
Death Benefit Option 1 – Return of Premium	Death Benefit Option 2 – Annual Step-up	Death Benefit Option 3 – Relief Amount[1]
.975%	1.125%	1.275%
[1]	This death benefit option will not be offered after May 1, 2007.
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Although you bear the investment risk of the investment option in which you invest, once you begin receiving annuity payments that carry life contingencies the annuity payments are guaranteed by us to continue for as long as the annuitant lives. We assume the risk that annuitants as a class may live longer than expected (requiring a greater number of annuity payments) and that our actual expenses may be higher than the expense charges provided for in the contract.
In assuming the mortality risk, we promise to make these lifetime annuity payments to the owner or other payee for as long as the annuitant lives.
No mortality and expense risk fee is deducted from the GIA or MVA. If the charges prove insufficient to cover actual administrative costs, then the loss will be borne by us; conversely, if the amount deducted proves more than sufficient, the excess will be a profit to us.
We have concluded that there is a reasonable likelihood that the distribution financing arrangement being used in connection with the contract will benefit the Separate Account and the contract owners.
Surrender Charges
A surrender charge may apply to withdrawals or a full surrender of the contract prior to the maturity date or after the maturity date under Variable Annuity Payment Options K or L. The amount of a surrender charge depends on the period of time your premium payments are held under the contract. The surrender charge is designed to recover the expense of distributing contracts that are terminated before distribution expenses have been recouped from revenue generated by these contracts. These are contingent charges because they are paid only if you surrender your contract. They are deferred charges because they are not deducted from premiums. The surrender charge schedule is shown in the chart below. Surrender charges are waived on the free withdrawal amount and on death benefits. Surrender charges will also be waived when you begin taking annuity payments, provided your contract has been in effect for one year. No surrender charge will be taken after the annuity period has begun except with respect to unscheduled withdrawals under Annuity Payment Options K or L. For more information, see “Annuity Payment Options.” Any surrender charge imposed is deducted from amounts withdrawn. The surrender charge is calculated on a first-in, first-out basis. In other words, we calculate your surrender charge by assuming your withdrawal is applied to premium payments in the order your premium payments were received.
The surrender charge is deducted from amounts withdrawn in excess of the free withdrawal amount available at the time of the withdrawal up to the total of all premium payments paid less any prior withdrawals for which a surrender charge was paid. In the first contract year, you may withdraw the greater of 10% of the contract value at the time of the first withdrawal or the Required Minimum Distribution (RMD) without surrender charges. In subsequent years, the free withdrawal amount is the greater of 10% of the contract value as of the end of the previous contract year or the RMD. Any unused percentage of the free withdrawal amount from prior years may be carried forward to the current contract year, up to a maximum of 30% of your Contract Value as of the last contract anniversary.
The surrender charges, expressed as a percentage of the amount withdrawn in excess of the 10% allowable amount, are as follows:
Percent	7%	6%	5%	4%	3%	2%	1%	0%
Complete Premium Payment Years	0	1	2	3	4	5	6	7+

Amounts deducted to pay the surrender charges on partial withdrawals are subject to a surrender charge. A surrender charge will be deducted from the affected investment options, GIA and MVA on a pro rata basis. If you request a net withdrawal of a specified amount, we will deduct the surrender charges from the remaining contract value. This will result in an additional surrender charge when a net withdrawal is requested. If you request a gross withdrawal of a specified amount, we will deduct the surrender charges from the amount requested. Any distribution costs not paid for by surrender charges will be paid by PHL Variable from the assets of the General Account.
Any withdrawal from the MVA will be subject to a market value adjustment unless the effective date of the withdrawal is within the window period. The market value adjustment will be applied to the amount being withdrawn after the deduction of any applicable administrative charge and before the deduction of any applicable surrender charges. The market value adjustment can be positive or negative. The amount being withdrawn after application of the market value adjustment can be greater than or less than the amount withdrawn before the application of the market value adjustment. For more information, see “MVA.”
Tax
Tax is considered to be any tax charged by a state or municipality on premium payments, whether or not characterized as purchase payment premium tax (or premium tax). It is also other state or local taxes imposed or any other governmental fees which may be required based on the laws of the state or municipality of delivery, the owner’s state or municipality of residence on the contract date. Taxes on premium payments currently range from 0% to 3.5% (the amount of state premium payment tax, if any, will vary from state to state), depending on the state. We will pay any premium payment tax, any other state or local taxes imposed or other governmental fee due and will only reimburse ourselves upon the remittance to the applicable state. For a list of states and taxes, see “Appendix B.”
We reserve the right, when calculating unit values, to deduct a credit or fee with respect to any taxes we have paid for or reserved during the valuation period that we determine to be attributable to the operation of a fund. No federal income taxes are applicable under present law and we are not presently making any such deduction.
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Transfer Charge
Currently, there is no charge for transfers; however, we reserve the right to charge a transfer fee of up to $20 per transfer after the first 12 transfers in each contract year to defray administrative costs.
Reduced Charges, Credits and Bonus Guaranteed Interest Rates
We may reduce or eliminate the mortality and expense risk fee or the withdrawal charge, or credit excess interest, when sales of the contracts are made to certain eligible groups that result in savings of sales expenses. We will consider the following characteristics:
(1)	the size and type of the group of individuals to whom the contract is offered;
(2)	the amount of anticipated premium payments;
(3)	whether there is a preexisting relationship with the Company such as being an employee of the Company or its affiliates and their spouses; or to employees or agents who retire from the Company or its affiliates or 1851 Securities, Inc. (“1851”), or its affiliates or to registered representatives of the principal underwriter and registered representatives of broker-dealers with whom 1851 has selling agreements; and
(4)	internal transfers from other contracts issued by the Company or an affiliate, or making transfers of amounts held under qualified plans sponsored by the Company or an affiliate.
Any reduction or elimination of the mortality and expense risk fee or credit of excess interest will not unfairly discriminate against any person. We will make any reduction or credit according to our own rules in effect at the time the contract was issued. We reserve the right to change these rules from time to time.
Other Charges
As compensation for investment management services, the advisors to the funds are entitled to a fee, payable monthly and based on an annual percentage of the average daily net asset values of each series. These fund charges and other fund expenses are described more fully in the fund prospectuses.
The Accumulation Period

The accumulation period is that time before annuity payments begin that your payments into the contract remain invested.
Accumulation Units
An accumulation unit is used to calculate the value of a contract. Each investment option has a corresponding accumulation unit value. The number of accumulation units of an investment option purchased with a specific payment will be determined by dividing the payment by the value of an accumulation unit in that investment option next determined after receipt of the payment. The value of the accumulation units of an investment option will vary depending upon the investment performance of the applicable series of the funds, the expenses charged against the fund and the charges and deductions made against the investment option.
Accumulation Unit Values
On any date before the maturity date of the contract, the total value of the accumulation units in an investment option can be computed by multiplying the number of such units by the value of an accumulation unit on that date. The value of an accumulation unit on a day other than a valuation date is the value of the accumulation unit on the next valuation date. The number of accumulation units credited to you in each investment option and their current value will be reported to you at least annually.
Purchase of Contracts
Generally, we require minimum initial premium payments of:
❖	Nonqualified plans—$5,000
❖	Qualified plans/IRAs—$2,000
The initial payment is due and payable before the contract becomes effective. Generally, we require minimum subsequent premium payments of $100. An automated payment or bank draft service may be available under certain, very limited circumstances. Contact our Annuity Operations Division for information regarding this service.
The minimum age of the proposed owner to purchase a contract is the age of majority in the state where the contract is being purchased, or a guardian must act on your behalf Generally, a contract may not be purchased for a proposed owner who is 86 years of age or older. Total premium payments in excess of $1,000,000 cannot be made without our permission. While the owner is living and the contract is in force, premium payments may be made anytime before the maturity date of a contract.
Your initial payments will be applied within two business days of our receipt if the application for a contract is complete. If an incomplete application is completed within five business days of receipt by our Annuity Operations Division, your payment will be applied within two business days of the completion of the application. If our Annuity Operations Division does not accept the application within five business days or if an order form is not completed within five business days of receipt by our Annuity Operations Division, then your
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payment will be immediately returned. You may request us to hold your premium payment after the five-day period while the application is completed and within two business days after completion we will apply your premium payment. Please note that prior to the completion of your application or order form, we will hold the premium in a suspense account, which is a noninterest bearing account. Additional payments allocated to the GIA are deposited on the date of receipt of payment at our Annuity Operations Division. Additional payments allocated to investment options are used to purchase accumulation units of the investment option(s), at the value of such Units next determined after the receipt of the payment at our Annuity Operations Division.
Your ability to elect one of the Optional Benefits may be restricted by certain minimum and maximum issue age requirements, ownership and beneficiary limitations, and is subject to state availability and regulation. More details are included in the form of a rider to your contract if any of these benefits are chosen. For more information on specific Optional Benefit requirements, see “Optional Programs and Benefits.”
Premium payments received under the contract will be allocated in any combination to any investment option, GIA or MVA in the proportion you elect or as otherwise changed by you from time to time. Changes in the allocation of premium payments will be effective as of receipt by our Annuity Operations Division of notice of election in a form satisfactory to us (either in writing or by telephone) and will apply to any premium payments accompanying such notice or made subsequent to the receipt of the notice, unless otherwise requested by you.
For certain eligible groups we may reduce the minimum initial or subsequent premium payment amount we accept for a contract. Factors in determining qualifications for any such reduction include:
(1)	the make-up and size of the prospective group;
(2)	the method and frequency of premium payments; and
(3)	the amount of compensation to be paid to registered representatives on each premium payment.
Any reduction will not unfairly discriminate against any person. We will make any such reduction according to our own rules in effect at the time the premium payment is received. We reserve the right to change these rules from time to time.
For contract issued on or after March 31, 2003, payments to the GIA are subject to the Maximum GIA Percentage.
Additional Programs
You may elect any of the additional programs described below at no charge. If you purchase a contract with GMAB you must also elect an asset allocation or strategic program on the contract date. Otherwise you may elect any of the programs at any time. We may discontinue, modify or amend these programs as well as offer new programs in the future.
Asset Allocation and Strategic Programs
Asset allocation and strategic programs (referred to as “programs” throughout this section) are intended to optimize the selection of investment options for a given level of risk tolerance, in order to attempt to maximize returns and limit the effects of market volatility. The programs reflect the philosophy that diversification among asset classes may help reduce volatility and boost returns over the long term. An asset class is a category of investments that have similar characteristics, such as stocks, or bonds. Within asset classes there are often further divisions. For example, there may be divisions according to the size of the issuer (large cap, mid cap, small cap) or type of issuer (government, corporate, municipal).
We currently offer the following programs: Franklin Templeton Founding Investment Strategy, Franklin Templeton Perspectives Allocation Model, Phoenix-Ibbotson Strategic Asset Allocation, and Phoenix Dynamic Asset Allocation Series which are described below. For ease of reference, throughout this section of the prospectus, we refer to these asset allocation and strategic programs, simply as “programs”, and we refer to the asset allocation options available within the programs, as “options.” There is presently no additional charge for participating in these programs and options. We may, on a prospective basis, charge fees for individual programs and may vary fees among the available programs.
You may participate in only one program at a time. Subject to regulatory requirements and approvals, in the future we may modify or eliminate any existing program or option, or may offer other asset allocation services which, at our discretion, may be available to current and/or prospective contract owners. For the most current information on any program or option, please contact your registered representative.
Selecting a Program and Option
If you purchase a contract without GMAB, participation in a program is not required. If you are interested in adding a program, consult with your registered representative to discuss your choices. For certain programs, a questionnaire may be used to help you and your registered representative assess your financial needs, investment time horizon, and risk tolerance. You should periodically review these factors to determine if you need to change programs or options. You may at any time switch your current program or option, as well as to any modified or new programs or options the Company may make available. You may cancel your participation in a program at any time, and later re-enroll in a program, after first consulting with your registered representative and then contacting our Annuity Operations Division. If a program is eliminated, you will receive notice and you may choose, in consultation with your registered representative, among the other programs available at that time.
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Program Availability for GMAB
When you elect the GMAB Optional Benefit rider you must allocate all premium to one program or program option that is available at the time of your election. (To simplify this discussion, the term “program” refers to both a program and a program option for those programs offering more than one investment option.) Contract value and premium may never be allocated to more than one program. Transfers of partial contract value are not permitted.
Different programs have been offered with the GMAB during various time periods. We may discontinue, modify, or amend programs and we may make different programs available in the future. For all time periods, regardless of program availability changes, you will be permitted to remain in the program in which you are invested and to allocate additional premium to that program. You may not transfer into a program that is not available on the date of the requested transfer. However, prior to June 22, 2009, you were permitted to transfer back into a program in which you were previously invested, even if it is not listed as generally available on the date of the transfer request. You should note that, beginning with the June 22, 2009 program availability changes, if you transfer out of a program, you will not be able to transfer back into that program if it is not available on the date of the requested transfer. The table below shows program availability during various time periods:
GMAB
Beginning 11/19/2010	Ibbotson Portfolio Series: • Ibbotson Income and Growth ETF • Ibbotson Balanced ETF
Prior to 11/19/2010	Phoenix Dynamic: • Moderate • Moderate Growth
Prior to 6/22/2009	Phoenix-Ibbotson Strategic:
• Conservative
• Moderately Conservative
• Moderate
• Moderately Aggressive
• Aggressive
Phoenix Dynamic:
• Moderate
• Moderate Growth
• Growth
• Aggressive Growth
Franklin Founding
Franklin Templeton Perspectives
Alliance Balanced Wealth
Program Required for GMAB
If you purchase a contract with GMAB, you must select one of the approved programs through which to allocate your premium payments and contract values. When you participate in a program 100% of your premium payments and contract value will be allocated to the investment options in accordance with your selected program and option within that program.
You should consult with your registered representative when you initially select a program and periodically review your program with your registered representative to determine if you need to change programs or options. You may, at any time, switch your current program or option to another as well as to any modified or new programs or options the Company may make available. Although you may cancel your participation in a program, you should consult your registered representative before doing so, as canceling the program will cause GMAB to terminate without value. You may later re-enroll in a program but re-enrollment will not reinstate GMAB if it already terminated. If a program is eliminated while GMAB is in effect, you will receive notice of such elimination, and you must choose, in consultation with your registered representative, among the other programs and options available at that time. Otherwise, GMAB will terminate without value.
A brief description of each program follows.
❖	AllianceBernstein VPS Balanced Wealth Strategy
The AllianceBernstein VPS Balanced Wealth Strategy portfolio targets a weighting of 60% equity securities and 40% debt securities with a goal of providing moderate upside potential without excessive volatility. Investments in real estate investment trusts, or REITs, are deemed to be 50% equity and 50% fixed-income for purposes of the overall target blend of the portfolio. The targeted blend for the non-REIT portion of the equity component is an equal weighting of growth and value stocks. This asset allocation option is rebalanced as necessary in response to markets.
❖	Franklin Templeton Founding Investment Strategy
Through the Franklin Templeton Founding Investment Strategy, premium payments and Contract Value are allocated to the three investment options as listed below. On a monthly basis, we will rebalance the Policy Value allocated to the three investment options back to the original allocation percentages in each investment option.
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•	Franklin Income VIP Fund—34%
•	Franklin Mutual Shares VIP Fund—33%
•	Templeton Growth VIP Fund—33%
❖	Franklin Templeton Perspectives Allocation Model—(Closed to new investors effective June 22, 2009)
Through the Franklin Templeton Perspectives Allocation Model, premium payments and Contract Value are allocated to the three investment options as listed below. On a monthly basis, we will rebalance the Contract Value allocated to the three investment options back to the original allocation percentages in each investment option.
•	Franklin Flex Cap Growth VIP Fund—34%
•	Franklin Mutual Shares VIP Fund—33%
•	Templeton Growth VIP Fund—33%
❖	Ibbotson Asset Allocation Series
The Ibbotson Asset Allocation Series (“the Series”) are risk-based portfolios (“Portfolios”) that invest in ETFS, which are typically structured as open-end investment companies or unit investment trusts. The Series were designed on established principles of asset allocation and are intended to provide various levels of potential return for a targeted level of risk. The Series’ asset allocation policy is dynamically managed to consider changes in the economy or markets. The Portfolios in the Series are continuously managed to the asset allocation policy. The Portfolio options approved for use are:
•	Ibbotson Income and Growth ETF Asset Allocation Portfolio – Class II
•	Ibbotson Balanced ETF Asset Allocation Portfolio – Class II
•	Ibbotson Growth ETF Asset Allocation Portfolio – Class II
•	Ibbotson Aggressive Growth ETF Asset Allocation Portfolio – Class II
If you should elect any of the Portfolios listed above, transfers made under these programs will not be counted toward the 12 transfers per year after which we may impose a transfer fee.
❖	Phoenix-Ibbotson Strategic Asset Allocation—(Closed to new investors effective June 22, 2009)
PHL Variable and Ibbotson Associates have developed five asset allocation options, each comprised of selected combinations of investment options. Except as noted above, the options approved for use are:
•	Conservative Portfolio
•	Moderately Conservative Portfolio
•	Moderate Portfolio
•	Moderately Aggressive Portfolio
•	Aggressive Portfolio
On a periodic basis (typically annually), Ibbotson evaluates the options and updates them to respond to market conditions and to ensure style consistency. If you select one of the Phoenix-Ibbotson options, your premium payments (Contract Value for in force policies), however, will not be allocated in accordance with the updated options unless you specifically request we do so. If you elected to participate in the Phoenix-Ibbotson Strategic Asset Allocation program on or after September 10, 2007, on an annual basis, we will reallocate the Contract Value allocated to the investment options entire in the program so that, following this reallocation, the percentage in each of these investment option equals the percentage originally used for the program. We will make this reallocation effective on the valuation date immediately preceding each anniversary of your contract date for as long as the asset allocation program is in effect for your contract. You should consult with your registered representative for the most current information on this program and the options within the program.
Asset Rebalancing Program
The Asset Rebalancing Program allows you to specify the percentage levels you would like to maintain among the investment options. Asset Rebalancing does not permit transfers to or from the GIA or the MVA.
We will automatically rebalance contract values among the investment options to maintain your selected allocation percentages. You can choose to have us make these transfers monthly, quarterly, semiannually or annually. These transfers will occur on the date you specify (provided we receive the request in good order), unless the specified date falls on a holiday or weekend, in which case the transfers will occur on the next succeeding Valuation Date. You may start or discontinue this program at any time by submitting a written request or calling our Annuity Operations Division.
The Asset Rebalancing Program does not ensure a profit nor guarantee against a loss in a declining market.
Except as described below, the Asset Rebalancing Program is not available while the Dollar Cost Averaging Program is in effect.
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Dollar Cost Averaging Program
The Dollar Cost Averaging Program allows you to systematically transfer a set amount to the investment options or GIA on a monthly, quarterly, semiannual or annual basis. Generally, the minimum initial and subsequent transfer amounts are $25 monthly, $75 quarterly, $150 semiannually or $300 annually. Also, premium payments of $1,000,000 or more require our approval before we will accept them for processing. You must have an initial value of $2,000 in the GIA or in the investment option from which funds will be transferred (sending investment option), and if the value in that investment option or the GIA drops below the amount to be transferred, the entire remaining balance will be transferred and no more systematic transfers will be processed. Values may be transferred from only one sending investment option or from the GIA but may be allocated to multiple receiving investment options. Under the Dollar Cost Averaging Program, you may transfer approximately equal amounts from the GIA over a period of 6 months or more. Transfers under the Dollar Cost Averaging Program are not subject to the general restrictions on transfers from the GIA. This program is not available for the MVA.
Upon completion of the Dollar Cost Averaging Program, you must notify us at 800/541-0171 or in writing to our Annuity Operations Division to start another Dollar Cost Averaging Program.
All transfers under the Dollar Cost Averaging Program will be processed on the date you specify (provided we receive the request in good order). If you do not specify a date, the transfer will be processed on the basis of values next determined after receipt of the transfer request in good order. If either of these dates fall on a holiday or weekend, then the transfer will occur on the next succeeding Valuation Date.
The Dollar Cost Averaging Program is not available to individuals who invest via a bank draft program. Except as described below, the Dollar Cost Averaging Program is not available to individuals while the Asset Rebalancing Program is in effect.
The Dollar Cost Averaging Program does not ensure a profit nor guarantee against a loss in a declining market. There is no charge associated with participating in this program.
For contracts issued on or after March 31, 2003, transfers to the GIA under the Dollar Cost Averaging Program are subject to the Maximum GIA Percentage.
We may at different times offer additional or multiple Dollar Cost Averaging Programs, such as an Enhanced Dollar Cost Averaging Program. If elected, an Enhanced Dollar Cost Averaging Program would entitle you to an enhanced GIA interest rate for value, less applicable contract charges, allocated to the GIA (Net Value) for a specified period of time.
You may cancel an Enhanced Dollar Cost Averaging Program at any time. Choosing to cancel an Enhanced Dollar Cost Averaging Program prior to the end of your chosen program period will not change the enhanced GIA interest rate you are being credited.
All transfers under the Enhanced Dollar Cost Averaging Program will be processed on the basis of values next determined after receipt of the transfer request in good order. If that day falls on a holiday or weekend, then the transfer will be processed on the next succeeding business day.
In the event of an early cancellation the enhanced GIA rate will only be applied to the Net Value allocated to your program from the start date of your program to your cancellation date. The cancellation date is the valuation date we receive your cancellation request in good order at our Annuity Operations Division.
After the cancellation date, you may transfer the Net Value that was invested in the Enhanced Dollar Cost Averaging Program from the GIA to the investment options without being subject to the Maximum GIA Percentage.
We reserve the right to modify, suspend, or terminate any Dollar Cost Averaging Program we offer.
Use of Dollar Cost Averaging with Asset Rebalancing and Allocation Programs
If you elect to participate in the Franklin Templeton Founding Investment Strategy, or the Phoenix-Ibbotson Strategic Asset Allocation Program then you may also elect to participate in the following programs:
1.	Dollar Cost Averaging or Enhanced Dollar Cost Averaging; and
2.	Asset Rebalancing with monthly rebalancing in the Franklin Templeton Founding Investment Strategy, or Asset Rebalancing with annual rebalancing in the Phoenix-Ibbotson Strategic Asset Allocation Program.
If you elect both the Enhanced Dollar Cost Averaging and the Asset Rebalancing Program, your entire dollar cost averaging transfer amount must be allocated to the Allocation Program in effect for your policy.
Interest Investment Program
We may at different times offer an Interest Investment Program. Under this program, interest earned on premium allocated to the GIA will automatically be transferred out to any of the investment options under the separate account.
You may elect to transfer interest earned on premium allocated to the GIA on a monthly, quarterly, semiannual or annual basis. The amount that we transfer under the program will be based on the interest earned for the period you elect. We will process the automatic transfers on the first day of the month for the period that applies following our receipt of your transfer request. Should the first day of the applicable month fall on a holiday or weekend, we will process the transfer on the next business day.
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You must have a value of $10,000 in the GIA at all times to keep this program in effect. If the value in the GIA drops below $10,000 for any reason, then no more automatic transfers will be processed under the program. To start or stop the Interest Investment Program, you must notify us at 800/541-0171 or send a written request to our Annuity Operations Division.
Transfers under the Interest Investment Program are not subject to the general restrictions on transfers from the GIA.
The Interest Investment Program is not available to individuals who invest via a bank draft program or while the Dollar Cost Averaging Program or Asset Rebalancing Program are in effect.
The Interest Investment Program does not ensure a profit nor guarantee against a loss in a declining market. There is no charge associated with participating in this program.
Systematic Withdrawal Program
Prior to the Maturity Date, you may partially withdraw amounts automatically on a monthly, quarterly, semiannual or annual basis under the Systematic Withdrawal Program. You may withdraw a specified dollar amount or a specified percentage. The withdrawals are taken from the Contract Value with each investment option, MVA and GIA bearing a pro rata share. Withdrawals from the MVA may be subject to a market value adjustment.
The minimum withdrawal amount is $100. Withdrawals will be processed on the date you specify (provided we receive the request in good order) unless the specified date falls on a holiday or weekend, in which case the transfers will occur on the next succeeding Valuation Date. If no date is specified by you, then withdrawals will be processed on each monthly contract anniversary. Any applicable premium tax and surrender charges will be applied to the withdrawal.
You may start or terminate this program by sending written instructions to our Annuity Operations Division in the manner and format specified by us. This program is not available on or after the Maturity Date. There is no charge for participating in this program.
Optional Benefits
For an additional charge, you may elect one of the optional benefits described below. Generally you must elect a benefit on the contract date unless otherwise stated. If we allow you to elect a benefit after the contract date, the effective date of the benefit will be the next contract anniversary immediately following your election. Some benefit elections are irrevocable; others can be cancelled at any time after the contract date.
Your ability to elect one of the optional benefits may be restricted by minimum and maximum issue age requirements, ownership and beneficiary limitations, and is subject to state availability and regulation. More details are included in the form of a rider to your contract if any of these benefits are chosen.
If you decide to elect any of the optional benefits you should carefully review their provisions to be sure the benefit is something that you want. You may wish to review these with your financial advisor.
Guaranteed Minimum Accumulation Benefit (“GMAB”)
The GMAB is available with contracts issued on or after October 11, 2004 and provides a guaranteed minimum return if funds remain invested according to a designated asset allocation model for a ten year term. This benefit must be elected prior to issue and may be terminated at any time by request.
A fee for this benefit is deducted on each contract anniversary during the term of the benefit. See “Deductions and Charges.”
The benefit is available if each owner and annuitant is less than 81 years old on the date that this rider is added to the contract (the “rider date”).
The GMAB is available only if you allocate your premiums to an approved asset allocation or strategic program, and if you remain fully invested in the program for the term of the benefit. See “Asset Allocation and Strategic Programs” above.
This benefit is not available to you if you are the beneficiary of a deceased Owner’s Contract and are utilizing this Contract as an Inherited/Stretch Annuity.
Guaranteed Amount
The guaranteed amount is equal to the guaranteed amount base multiplied by Guaranteed Amount Factor 1. The guaranteed amount base is equal to (A) plus (B) minus (C), where:
A	=	the contract value on the rider date.
B	=	100% of each subsequent purchase payment paid to the contract during the first year of the 10-year period beginning on the rider date (the “term”).
C	=	pro rata adjustment for withdrawals from the contract during the term. The adjustment for each withdrawal is calculated by multiplying the guaranteed amount base prior to the withdrawal by the ratio of the amount withdrawn (including any applicable withdrawal fees) to the Contract Value immediately prior to the withdrawal.
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Currently, Guaranteed Amount Factors 1 and 2 are equal to 1.05.
Additional Amount
If on the last day of the term:
❖	the contract value is less than the guaranteed amount base; we will add an additional amount to the contract value equal to the difference between the contract value and the guaranteed amount.
❖	the contract value is greater than or equal to the guaranteed amount base, we will add an additional amount to the contract value equal to the guaranteed amount base multiplied by the difference between the Guaranteed Amount Factor 2 and 1.00.
❖	the contract annuitizes, the death of an owner or annuitant occurs or a full surrender is made; the contract value will reflect any additional amount prior to the payment of any annuity, death or full surrender benefits. Note: no additional amount will be paid if any of the above occurs prior to the end of the term.
If on any day following the rider date, any portion of the contract value is no longer invested according to an asset allocation model established and maintained by us for this benefit, the benefit will terminate and no additional amount will be added to the contract value.
Benefit Termination
This benefit will terminate at the end of the term or upon the occurrence of any of the following:
❖	the date that any portion of the contract value is not invested according to an asset allocation model established and maintained by us for the benefit;
❖	the date that a full surrender is made;
❖	the date of the first death of an owner unless the surviving spouse elects spousal continuation of the contract and benefit;
❖	the contract annuitizes; or
❖	the termination of the contract.
If the benefit terminates for any of the above reasons prior to the end of the term, an additional amount will not be paid.
Guaranteed Minimum Income Benefit Rider (“GMIB”)
This optional rider provides a benefit that guarantees minimum monthly fixed annuity payments. The minimum monthly fixed annuity payment amount is calculated by multiplying the guaranteed annuitization value by the annuity payment option rate for the annuity payment option selected under the rider.
The benefit provided by this rider will not be available until the later of 7 years after the rider is added to the contract (“rider date”) or the contract anniversary following the older annuitant’s 60th birthday. For example, if you were age 40 when you bought the contract with the rider, the earliest you could exercise the benefit under the rider would be when you reached age 60. While the benefit is available, you can only exercise it within 30 days following any contract anniversary. This benefit will not be available 30 days after the contract anniversary following the older annuitant’s 90th birthday.
A fee for this benefit is deducted on each contract anniversary during the term of the benefit. See “Deductions and Charges” above. Once your benefit is exercised, the fee will no longer be deducted. Currently, we only allow you to elect this rider on the Contract Date, but reserve the option to remove this restriction in the future. Election of this benefit rider is irrevocable. You should consult with a qualified financial advisor before you make your decision.
This benefit is not available to you if you are the beneficiary of a deceased Owner’s Contract and are utilizing this Contract as an Inherited/Stretch Annuity.
Guaranteed Annuitization Value
On and before the contract anniversary following the older annuitant’s 85th birthday, the guaranteed annuitization value shall be equal to the lesser of (i) the sum of (A plus B) minus (C plus D), or (ii) 200% of all premium payments minus the sum of the guaranteed annuitization value reductions, where:
A	=	the contract value on the rider date accumulated at an effective annual rate (as determined below in the provision entitled “Effective Annual Rate”) starting on the rider date and ending on the date the guaranteed annuitization value is calculated.
B	=	the sum of premium payments made after rider date minus any taxes paid, accumulated at an effective annual rate starting on the date each premium payment is applied to the contract and ending on the date the guaranteed annuitization value is calculated.
C	=	the sum of the guaranteed annuitization value reductions, accumulated at an effective annual rate starting on the date each withdrawal occurs and ending on the date the guaranteed annuitization value is calculated.
D	=	any tax that may be due.
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After the contract anniversary following the older annuitant’s 85th birthday, the guaranteed annuitization value shall equal the lesser of (i) (A plus B) minus (C plus D), or (ii) 200% of all premium payments minus the sum of the guaranteed annuitization value reductions, where:
A	=	guaranteed annuitization value on the contract anniversary following the older annuitant’s 85 th birthday.
B	=	the sum of premium payments made after the contract anniversary following the older annuitant’s 85th birthday.
C	=	the sum of the guaranteed annuitization value reductions determined for withdrawals occurring after the contract anniversary following the older annuitant’s 85th birthday.
D	=	any tax that may be due.
Guaranteed Annuitization Value Reduction
A guaranteed annuitization value reduction is an amount determined for each withdrawal that occurs on or after the rider date. The reduction is equal to the guaranteed annuitization value immediately prior to a withdrawal, multiplied by the percentage reduction in Contract Value as a result of the withdrawal.
Effective Annual Rate
On the rider date, we will set the effective annual rate of accumulation to 5%. After the first contract year, this rate may be adjusted based on the value of the Guaranteed Interest Account (GIA) in relation to the total Contract Value as described below:
After the first contract year, we will reset the effective annual rate to 0% if the value of the GIA is greater than 40% of the total Contract Value on any of the following dates:
1.	each date we process a premium payment.
2.	each date we process a transfer.
3.	each date we process a withdrawal.
Subsequently, we will raise the effective annual rate to 5% if the current effective annual rate is equal to 0% and the value of the GIA is less than or equal to 40% of the total Contract Value on any of the following dates:
1.	each date we process a premium payment.
2.	each date we process a transfer.
3.	each date we process a withdrawal.
4.	each contract anniversary.
Termination of This Rider
You may not terminate this rider by request. This rider will terminate on the first of any of the following events to occur:
1.	the 30th day after the last contract anniversary that occurs after the older annuitant’s 90th birthday;
2.	the termination of the contract to which this rider is attached;
3.	the date a death benefit becomes payable under the contract to which this rider is attached;
4.	the date annuity payments commence under the contract to which this rider is attached; and
5.	the death of the last surviving annuitant or joint annuitant named under this rider.
GMIB Annuity Payment Options
Under this rider, you may only elect one of the following annuity payment options:
GMIB Option A — Life Annuity with Specified Period Certain: a fixed annuity payable monthly while the annuitant named under this rider is living or, if later, until the end of the specified period certain. The period certain may be specified as five or ten years. The period certain must be specified on the date the benefit is exercised. If the annuitant dies prior to the end of the period certain, the remaining period certain annuity payments will continue. No monthly payment, death benefit or refund is payable if any annuitant dies after the end of the period certain. This option is not available if the life expectancy of the annuitant is less than the period certain on the date the benefit is exercised.
GMIB Option B — Non-Refund Life Annuity: a fixed annuity payable monthly while any annuitant named under this rider is living. No monthly payment, death benefit or refund is payable after the death of the annuitant.
GMIB Option D — Joint and Survivorship Life Annuity: a fixed annuity payable monthly while either the annuitant or joint annuitant named under this rider is living. This option is only available if the annuitant and joint annuitant named under this rider are both alive on the date the benefit is exercised. No monthly payment, death benefit or refund is payable after the death of the surviving annuitant.
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GMIB Option F — Joint and Survivorship Life Annuity with 10-Year Period Certain: a fixed annuity payable monthly while either the annuitant or joint annuitant named under this rider is living, or if later, the end of 10 years. This option is only available if the annuitant and joint annuitant named under this rider are both alive on the date the benefit is exercised. If the surviving annuitant dies prior to the end of the 10-year period certain, the remaining period certain annuity payments will continue. No monthly payment, death benefit or refund is payable if the surviving annuitant dies after the end of the 10-year period certain. This option is not available if the life expectancy of the older annuitant is less than 10 years on the date the benefit is exercised.
Payment Upon Death After Maturity Date
If an owner dies on or after the maturity date and there is no surviving owner, any remaining certain period annuity payments will be paid to the beneficiary under the annuity payment option in effect on the date of death. Generally, payments may not be deferred or otherwise extended. (For information regarding the Inherited/Stretch Annuity feature of this Contract, see the section of this prospectus entitled “Inherited/Stretch Annuity Feature.”)
If there is a surviving owner, the payments continue as if there had been no death.
If the annuitant and joint annuitant, if any, die and are survived by any owner(s), any remaining certain period annuity payments will be paid to such owner(s). Payments will continue under the annuity payment option in effect at the date of death and may not be deferred or otherwise extended.
The payments to the beneficiary must be made at least as rapidly as the payments were being made to the owner.
At all times, the death benefit under this contract will be paid as required by section 72(s) or 401(a) of the Internal Revenue Code, as applicable.
Important Information regarding the GMIB
While the GMIB does provide guaranteed minimum fixed annuity payments, it may not be appropriate for all investors and should be understood completely before you elect it.
❖	The GMIB does not provide contract value or in any way guarantee the investment performance of any investment option available under the contract.
❖	The GMIB is irrevocable once elected.
❖	You may not change any annuitant or joint annuitant while the GMIB is in effect.
❖	The GMIB does not restrict or limit your right to annuitize at other times permitted under the contract, but doing so will terminate the GMIB.
❖	You should consult with a qualified financial advisor if you are considering the GMIB.
❖	The GMIB is only available if approved in your state and if we offer it for use with the contract.
❖	The minimum monthly fixed annuity payment amount under the GMIB may be less than the annuity payment amount under the Contract even if the guaranteed annuitization value is greater than contract value.

Surrender of Contract and Withdrawals
If the owner is living, amounts held under the contract may be withdrawn in whole or in part prior to the Maturity Date, or after the Maturity Date under Variable Annuity Payment Options K or L.
Prior to the Maturity Date, you may withdraw up to 10% of the Contract Value in a contract year, either in a lump sum or by multiple scheduled or unscheduled withdrawals, without the imposition of a surrender charge. If the RMD is greater than 10% of the Contract Value, the RMD may be made without the imposition of a surrender charge. During the first contract year, the 10% or RMD withdrawal without a surrender charge will be determined based on the Contract Value at the time of the first partial withdrawal. In all subsequent years, the 10% or RMD will be based on the previous contract anniversary value. Withdrawals are subject to income tax on any gain plus a 10% penalty tax if the policyholder is under age 59 ½. See “Federal Income Taxes.”
The appropriate number of Accumulation Units of an investment option will be redeemed at their value next determined after the receipt by our Annuity Operations Division of a written notice in a form satisfactory to us. Accumulation units redeemed in a partial withdrawal from multiple investment options will be redeemed on a pro rata basis unless you designate otherwise. Contract Values in the GIA or MVA will also be withdrawn on a pro rata basis unless you designate otherwise. Withdrawals from the MVA may be subject to the market value adjustment. The resulting cash payment will be made in a single sum, ordinarily within seven days after receipt of such notice. However, redemption and payment may be delayed under certain circumstances. See “Payment Deferral.” There may be adverse tax consequences to certain surrenders and partial withdrawals. See “Surrenders or Withdrawals Prior to the Contract Maturity Date.” Certain restrictions on redemptions are imposed on contracts used in connection with Internal Revenue Code Section 403(b) plans. A deduction for surrender charges may be imposed on partial withdrawals from, and complete surrender of, a contract. See “Surrender
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Charges.” Any surrender charge imposed is deducted from amounts withdrawn. The surrender charge is calculated on a first-in, first-out basis. In other words, we calculate your surrender charge by assuming your withdrawal is applied to premium payments in the order your premium payments were received.
You must sign a form satisfactory to us to take a withdrawal, surrender, or replace your contract. For your protection, the form must be requested from our Operations Division by you or your agent. The form requested and sent to you for that particular transaction must be returned to the address specified on the form, in order to process the transaction. For your protection, we require a signature guarantee for surrenders, partial withdrawals, or loans (if your contract provides for loans) over $100,000.In addition, there is a possibility that withdrawals may be included in the definition of “net investment income” for purposes of section 1411 of the Internal Revenue Code. If section 1411 applies to the income, in addition to income tax, there is an additional tax of 3.8 percent. Section 1411 is imposed only on taxpayers whose income exceeds a stated threshold amount.
Contract Termination
The contract will terminate without value, if on any valuation date:
❖	The contract value is zero; or
❖	The annual Administrative charge or premium tax reimbursement due on either a full or partial surrender is greater than or equal to the contract value (unless any contract value has been applied under one of the variable annuity payment options).
PHL Variable will notify you in writing that the contract has terminated.
Payment Upon Death Before Maturity Date
When is the Death Benefit Payable?
A death benefit is payable when the owner (or primary annuitant when the contract is owned by a non-natural person) dies. If there is more than one owner, a death benefit is payable upon the first owner to die.
Who Receives Payment?
❖	Death of an Owner/Annuitant
If the owner/annuitant dies before the contract maturity date, the death benefit will be paid to the owner/annuitant’s beneficiary. If the spouse is the beneficiary, see “Spousal Beneficiary Contract Continuance.”
❖	Death of an Owner—Multiple Owners
If one of the owners dies prior to the maturity date, the death benefit will be paid to the surviving owner(s), if any, who will be deemed to be the designated beneficiary(s).
❖	Death of an Annuitant who is not the Owner
If the owner and the annuitant are not the same individual and the annuitant dies prior to the maturity date, the owner becomes the annuitant and the contract continues, unless the owner appoints a new annuitant. If a joint annuitant dies prior to the maturity date, the owner may appoint a new joint annuitant. The death of the annuitant or joint annuitant will not cause the death benefit to be paid.
❖	Death of Owner who is not the Annuitant
If the owner who is not the annuitant dies before the contract maturity date, the death benefit will be paid under the contract to the owner’s beneficiary, unless the beneficiary is the spouse who elects to continue the contract. The survival of the annuitant does not affect this payment. If the spouse is the beneficiary, see “Spousal Beneficiary Contract Continuance.”
❖	Spousal Beneficiary Contract Continuance
If the owner/annuitant or owner non-annuitant dies and the spouse of the owner is the named contract beneficiary, the spousal beneficiary can continue the contract as the contract owner. This election is only allowed prior to the maturity date and can be elected only one time. When the spouse elects to continue the contract, the death benefit amount that the spouse is entitled to receive will become the new Contract Value for the continued contract and the current death benefit option will remain in effect.
❖	Ownership of the Contract by a Non-Natural Person
If the owner is not an individual, the death of the primary annuitant is treated as the death of the owner.
What is the Death Benefit Amount?
The owner shall elect any of the available death benefit options at the time of the initial premium payment. If no option is elected, Death Benefit Option 1 will apply. If we grant your request to change ownership, Death Benefit Option 1 shall apply, unless we agree otherwise.
❖	Death Benefit Option 1—Return of Premium
Upon the death of the owner (or if there is more than one owner, on the death of the owner who dies first), the death benefit is the greater of:
a)	the sum of all of premium payments, less adjusted partial withdrawals (as defined below); or
b)	the Contract Value on the claim date.
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❖	Death Benefit Option 2—Annual Step-up
This death benefit is based on the age of the owner. If there is more than one owner, it is based upon the age of the eldest owner at issue.
Upon the death of the owner who has not attained age 80, the death benefit is the greatest of:
a)	the sum of all premium payments, less adjusted partial withdrawals (as defined below); or
b)	the Contract Value on the claim date; or
c)	the annual step-up amount (as defined below).
Upon the death of the owner who has attained age 80, the death benefit is the greater of:
a)	the death benefit amount in effect at the end of the contract year prior to the owner attaining age 80, plus the sum of all premium payments less adjusted partial withdrawals (as defined below) made since the end of the contract year prior to the owner attaining age 80; or
b)	the Contract Value on the claim date.
If the owner is not an individual, the age of the primary annuitant will be used to calculate the death benefit amount. If the spouse elects to continue the contract under Death Benefit Option 2, the death benefit will be calculated using the surviving spouse’s attained age.
Adjusted Partial Withdrawal: The result of multiplying the ratio of the partial withdrawal to the Contract Value and the death benefit (prior to the withdrawal) on the withdrawal date.
Annual Step-up Amount: In the first contract year the step-up amount is equal to 100% of premium payments less adjusted partial withdrawals. After that, in any following contract year the step-up amount equals the greater of (1) the step-up amount at the end of the prior contract year, plus any premium payments made since the end of the prior contract year, less any adjusted partial withdrawals made since the end of the prior year; or (2) the Contract Value.
❖	Death Benefit Option 3—Relief Amount
The availability of this option is subject to state approval. Additionally, this death benefit option will not be offered after May 1, 2007.
This death benefit is based on the age of the owner. If there is more than one owner, it is based upon the age of the eldest owner at issue. This option is available only for owners less than age 76 on the contract date.
Upon the death of the owner who has not attained age 70 on the contract date, the death benefit is the greater of:
a)	the sum of all of premium payments, less adjusted partial withdrawals (as defined above); or
b)	the Contract Value on the claim date plus 40% of the relief amount (as defined below).
Upon death of the owner who has attained age 70, but is less than 76 on the contract date, the death benefit is the greater of:
a)	the sum of all of premium payments, less adjusted partial withdrawals (as defined above); or
b)	the Contract Value on the claim date plus 25% of the relief amount (as defined below).
If the owner is not an individual, the age of the primary annuitant will be used to calculate the death benefit amount. If the spouse elects to continue the contract under Death Benefit Option 3, we will calculate the death benefit using the surviving spouse’s attained age as of the date we continue the contract.
Accumulation Enhancement
Death Benefit Option 3 includes an accumulation enhancement. This enhancement provides monetary assistance during confinement in an assisted care living facility or nursing home if the following conditions are met:
•	120 consecutive days of confinement prior to the maturity date, after the first contract year; and the 120 days must occur prior to the owner attaining age 91.
The enhancement provides:
•	that we will pay 40% of the relief amount (if the owner has not attained age 70 on the contract date) or 25% of the relief amount (if the owner is between the ages of 70-75 on the contract date);
•	that the amount we pay under this enhancement will not be paid in a lump sum but will be credited to the Contract Value over a period of 50 months, in the amount of 2% per month, while the owner is alive;
•	that even if the owner is dismissed from the facility/ nursing home prior to the 50 months expiring, we will continue to increase the Contract Value for 50 months;
•	that the maximum amount we will pay under this enhancement (and all similar enhancements issued by us or an affiliated company) for the owner is $750,000; and
•	this benefit is separate from the relief amount that is calculated at death.
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The monthly benefit payments will be added to the Contract Value according to the current allocation schedule on file. The owner can remove the payments from the Contract Value via partial withdrawals and surrender charges will be waived.
Relief Amount: the relief amount is equal to the Contract Value less modified premium payments not to exceed the following maximum amount:
When the age of the eldest owner on the contract date is less than 70, the maximum relief amount equals 200% multiplied by:
1)	the sum of modified premium payments (made prior to the date of the death benefit calculation) minus
2)	the sum of premium payments (made during the prior 12 months of the death benefit calculation date) minus
3)	the sum of monthly benefits (as defined below) credited to the Contract Value.
When the eldest owner on the contract date is between the ages of 70-75, the maximum relief amount equals 100% multiplied by:
1)	the sum of modified premium payments (made prior to the date of the death benefit calculation) minus
2)	the sum of premium payments (made during the 12 months prior to the death benefit calculation date) minus
3)	the sum of monthly benefits (as defined below) credited to the Contract Value.
Modified Premium Payments: equals the sum of all premium payments plus monthly benefits (as defined below), if any, minus the amount that each partial withdrawal exceeds the difference between the Contract Value and the modified premium payments prior to the partial withdrawal. If there are no partial withdrawals or the partial withdrawal does not exceed the difference, the value is zero.
Monthly Benefit: is the monthly amount credited to the Contract Value when a claim under the Accumulation Enhancement is being paid.
Death benefits payable under an annuity or systematic withdrawal option are generally taxable. Any such annuity option is subject to all restrictions (including minimum amount requirements) as are other annuities under this contract. In addition, there may be federal income tax legal requirements that limit the recipient’s annuity options and the timing of payments. See “Distributions at Death” under “Federal Income Taxes.” At all times, the death benefit under this contract will be paid as required by section 72(s) or 401(a) of the Internal Revenue Code, as applicable. A recipient should consult a legal or qualified tax adviser before electing the method of receipt of death benefit proceeds.
Depending upon state law, the payment to the beneficiary may be subject to state inheritance or estate taxes and we may be required to pay such taxes prior to distribution.
We reserve the right to discontinue offering any one of the available death benefit options in the future.
If you are the beneficiary of a deceased Owner’s Contract and are utilizing this Contract as an Inherited/Stretch Annuity, only the Return of Premium death benefit is available to you.
Retained Asset Account
Death benefit proceeds will be payable in a single lump sum. At the time of payment you may elect to have the full death benefit amount sent to you. Unless otherwise provided for under state law, if you do not elect a single lump sum, the proceeds of the death benefit payable to an individual, trust or estate will be applied to the Phoenix Concierge Account (“PCA”), an interest bearing draft account with check writing privileges. The PCA is generally not offered to corporations or similar entities. You may opt out of the PCA at any time by writing a check from the PCA for the full amount of your balance or by calling our Annuity Service Center. A supplementary contract may be issued when death benefit proceeds are paid through the PCA.
The PCA is part of the general account of Phoenix Life, an affiliated life insurance company. It is not a checking or bank account and is not insured by the FDIC, National Credit Union Share Insurance Fund (“NCUSIF”), or any other state or federal agency which insures deposits. No additional amounts aside from the death benefit may be deposited into the PCA. As part of Phoenix Life’s general account, it is subject to the claims of Phoenix Life’s creditors. Phoenix Life may receive a financial benefit from earnings on amounts left in the PCA. The guarantee of principal is based on the claims-paying ability of Phoenix Life and principal is covered by the state guaranty association. Interest paid on amounts in the PCA is taxable as ordinary income in the year such interest is credited. Amounts in the PCA may become subject to state abandoned and unclaimed property laws. Please consult a tax advisor.
Unclaimed Property
States have abandoned and unclaimed property laws and regulations which generally declare amounts due under annuity contracts or life insurance policies to be abandoned after a period of inactivity, which is generally three to five years from the date a benefit is due and payable. These laws generally apply to maturity or death benefits. The value in an insurance policy or contract is not considered as abandoned or unclaimed merely because a withdrawal or surrender is permitted but not requested; there needs to be an event, such as a death, that makes the amount due. Under such an unclaimed property law, when the owner dies and a payment of the death benefit is triggered, if after a thorough search, we are unable to locate the beneficiary, or the beneficiary does not come forward to claim the death benefit proceeds in a timely manner, state laws and regulations may mandate that the death benefit proceeds be paid to the abandoned property division or unclaimed property office of the state in which the beneficiary or you last resided, as shown on our books and
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records, or to our state of domicile. This “escheatment” is revocable, however, and the state is obligated to pay the proceeds escheated (without interest) if your beneficiary steps forward to claim it with the proper documentation. To prevent such escheatment, it is important that you update your address and your beneficiary designations, including their addresses, if and as they change. Please call us to make such changes.
Internet, Interactive Voice Response and Telephone Transfers

You may transfer your Contract Value among the available investment options and make changes to your premium payment allocations by Internet, Interactive Voice Response (“IVR”) or telephone. The Company may discontinue any of these options and may provide other options at any time.
PHL Variable and 1851 Securities, Inc. (“1851”), our national distributor, will use reasonable procedures to confirm that transfer instructions are genuine. We require verification of account information and will record telephone instructions on tape. You will receive written confirmation of all transfers. PHL Variable and 1851 may be liable for following unauthorized instructions if we fail to follow our established security procedures. However, you will bear the risk of a loss resulting from instructions entered by an unauthorized third party that PHL Variable and 1851 reasonably believe to be genuine.
We may modify or terminate your transfer and allocation privileges at any time. You may find it difficult to exercise these privileges during times of extreme market volatility. In such a case, you should submit your request in writing.
Prior to the maturity date of your contract, you may elect to transfer all or any part of the Contract Value among one or more investment options, the GIA or the MVA (the MVA was closed to new investment effective May 1, 2013) subject to the limitations established for the GIA and the MVA. A transfer from an investment option will result in the redemption of accumulation units and, if another investment option is selected, in the purchase of accumulation units. The exchange will be based on the values of the accumulation units next determined after the receipt by our Annuity Operations Division of notice of election in a form satisfactory to us. A transfer among investment options, the GIA or MVA does not automatically change the premium payment allocation schedule of your contract.
You may also request transfers and changes in premium payment allocations among available investment options, the GIA or MVA by calling us at 800/541-0171 between the hours of 8:30 a.m. and 4:00 p.m. Eastern Time on any valuation date, or by writing to the address listed on the first page of this prospectus. You may permit your registered representative to submit transfer requests on your behalf. If you have authorized your registered representative to make transfers on your behalf, he or she may submit your transfer request in a batch of requests for multiple policy owners. Like an individual transfer request, the transfer request must be submitted in good order to be processed. We will employ reasonable procedures to confirm that transfers instructions are genuine. We will require verification of account information and will record telephone instructions on tape. All transfers and allocation changes will be confirmed in writing to you. To the extent that procedures reasonably designed to prevent unauthorized transfers are not followed, we may be liable for following transfers instructions for transfers that prove to be fraudulent. However, you will bear the risk of loss resulting from instructions entered by an unauthorized third party we reasonably believe to be genuine. These transfers and allocation change privileges may be modified or terminated at any time on a case-by-case basis. In particular, during times of extreme market volatility, transfers privileges may be difficult to exercise. In such cases you should submit written instructions.
Unless we otherwise agree or unless the Dollar Cost Averaging Program has been elected, (see below), you may make only one transfer per contract year from the GIA. Nonsystematic transfers from the GIA and MVA will be made on the date of receipt by our Annuity Operations Division except as you may otherwise request. For nonsystematic transfers, the amount that may be transferred from the GIA at any one time cannot exceed the greatest of $1,000 or 25% of the Contract Value in the GIA at the time of transfer. For nonsystematic transfers from the MVA, the market value adjustment may be applied.
No surrender charge will be assessed when a transfer is made. The date a premium payment was originally credited for the purpose of calculating the surrender charge will remain the same. We do not charge for transfers at this time. However, we reserve the right to charge a fee of $20 for each transfer after your first 12 transfers in a policy year. Should we begin imposing this charge, we would not count transfers made under a Systematic Transfer Program toward the 12 transfer limit. There are additional restrictions on transfers from the GIA as described above and in the section titled ”GIA.”
Market Timing and Other Disruptive Trading

We discourage market timing activity, frequent transfers of contract value among investment options and other activity determined to be “Disruptive Trading”, as described below. Your ability to make transfers among investment options under the policy is subject to modification if we determine, in our sole opinion, that your exercise of the transfer privilege constitutes “Disruptive Trading” that may disadvantage or potentially harm the rights or interests of other policy owners.
“Disruptive Trading” includes, but is not limited to: frequent purchases, redemptions and transfers; transfers into and then out of an investment option in a short period of time; and transfers of large amounts at one time. The risks and harmful effects of Disruptive Trading include:
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❖	dilution of the interests of long-term investors in an investment option, if market timers or others transfer into or out of the investment option rapidly in order to take advantage of market price fluctuations;
❖	an adverse effect on portfolio management, as determined by portfolio management in its sole discretion, such as causing the underlying fund to maintain a higher level of cash than would otherwise be the case, or causing the underlying fund to liquidate investments prematurely; and
❖	increased brokerage and administrative expenses.
To protect our policy owners and the underlying funds from Disruptive Trading, we have adopted certain policies and procedures.
Under our Disruptive Trading policy, we can modify your transfer privileges for some or all of the investment options. Modifications include, but are not limited to, not accepting a transfer request from you or from any person, asset allocation service, and/or market timing service made on your behalf. We may also limit the amount that may be transferred into or out of any investment option at any one time. Unless prohibited by the terms of your policy, we may (but are not obligated to):
❖	limit the dollar amount and frequency of transfers (e.g., prohibit more than one transfer a week, or more than two a month, etc.),
❖	restrict the method of making a transfer (e.g., require that all transfers into a particular investment option be sent to our Service Center by first class U.S. mail and/or rescind telephone, internet, IVR or fax transfer privileges),
❖	require a holding period for some investment options (e.g., prohibit transfers into a particular investment option within a specified period of time after a transfer out of that investment option),
❖	implement and administer redemption fees imposed by one or more of the underlying funds, or
❖	impose other limitations or restrictions.
Currently, we attempt to detect Disruptive Trading by monitoring both the dollar amount of individual transfers and the frequency of a policy owner’s transfers. With respect to both dollar amount and frequency, we may consider an individual transfer alone or when combined with transfers from other policies owned by or under the control or influence of the same individual or entity. If you have authorized your registered representative to make transfers on your behalf, he or she may submit your transfer request in a batch of requests for multiple policy owners. We monitor these transfers on an individual basis, rather than on a batch basis. We currently review transfer activity on a regular basis. We also consider any concerns brought to our attention by the managers of the underlying funds. We may change our monitoring procedures at any time without notice.
Because we reserve discretion in applying these policies, they may not be applied uniformly. However, we will to the best of our ability apply these policies uniformly. Consequently, there is a risk that some policy owners could engage in Disruptive Trading while others will bear the effects of their activity.
Currently, we attempt to detect Disruptive Trading by monitoring activity for all policies. Possible Disruptive Trading activity may result in our sending a warning letter advising the owner of our concern. Regardless of whether a warning letter is sent, once we determine that Disruptive Trading activity has occurred, we may revoke the owner’s right to make Internet and IVR transfers. We will notify policy owners in writing (by mail to their address of record on file with us) if we limit their trading.
We have adopted these policies and procedures as a preventative measure to protect all policy owners from the potential effects of Disruptive Trading, while recognizing the need for policy holders to have available reasonable and convenient methods of making transfers that do not have the potential to harm other policy owners.
We currently do not make any exceptions to the policies and procedures discussed above to detect and deter Disruptive Trading. We may reinstate Internet, IVR, telephone and fax transfer privileges after they are revoked, but we will not reinstate these privileges if we have reason to believe that they might be used thereafter for Disruptive Trading.
We cannot guarantee that our monitoring will be 100% successful in detecting and restricting all transfer activity that constitutes Disruptive Trading. Moreover, we cannot guarantee that revoking or limiting a policy owner’s Internet, IVR, telephone and fax transfer privileges will successfully deter all Disruptive Trading. In addition, some of the underlying funds are available to insurance companies other than Phoenix and we do not know whether those other insurance companies have adopted any policies and procedures to detect and deter Disruptive Trading, or if so what those policies and procedures might be. Because we may not be able to detect or deter all Disruptive Trading and because some of these funds are available through other insurance companies, some policy owners may be treated differently than others, resulting in the risk that some policy owners could engage in Disruptive Trading while others will bear the effects of their activity.
Orders for the purchase of underlying fund shares are subject to acceptance by the relevant fund. Phoenix has entered into information sharing agreements with the underlying funds of this variable product as required by Rule 22c-2 of the Investment Company Act of 1940. The purpose of the information sharing is to provide information to the underlying funds so that they can monitor, warn, and restrict policyholders who may be engaging in disruptive trading practices as determined by the underlying funds. We reserve the right to reject, without prior notice, any transfer request into any investment option if the purchase of shares in the corresponding underlying fund is not accepted for any reason. We may, without prior notice, take whatever action we deem appropriate to comply with or take advantage of any state or federal regulatory requirement.
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We do not include transfers made pursuant to the Dollar Cost Averaging, Automatic Asset Rebalancing or other similar programs when applying our Disruptive Trading policy.
The Annuity Period

The annuity period begins after the accumulation period of the contract, when annuity payments are made to you.
Annuity Payments
Annuity payments will begin on the contract’s maturity date if the owner is alive and the contract is still in force. Beginning on the maturity date, investment in the Separate Account is continued unless a Fixed Payment Annuity is selected.
Surrender charges will be waived when you begin taking annuity payments provided your contract has been in effect for five years. If you have not selected an annuity payment option by the maturity date, the default is Annuity Payment Option I—Variable Life Annuity with 10-Year Period Certain. For more information, see “Annuity Payment Options.”
If the amount to be applied on the maturity date is less than $2,000, we may pay such amount in one lump sum in lieu of providing an annuity. If the initial monthly annuity payment under an annuity payment option would be less than $20, we may make a single sum payment equal to the total Contract Value on the date the initial annuity payment would be payable, or make periodic annuity payments quarterly, semiannually or annually in place of monthly annuity payments. Your contract specifies a maturity date at the time of its issuance. However, you may subsequently elect a different maturity date. The maturity date may not be earlier than the fifth contract anniversary. The latest maturity date is the contract anniversary nearest the annuitant’s 95th birthday or ten years from the contract date, unless agreed otherwise. Generally, under qualified plans/IRAs, the maturity date must be such that distributions begin no later than April 1st of the calendar year following the later of: (a) the year in which the employee attains age 70 1/2 or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to an Individual Retirement Annuity (“IRA”). A policyholder can defer the maturity date to the contract anniversary nearest the annuitant’s 95th birthday if we receive documentation concerning the policyholder’s satisfaction of RMD provisions. See “Federal Income Taxes”.
The maturity date election must be made by written notice and must be received by our Annuity Operations Division 30 days before the provisional maturity date. If you do not elect a maturity date, which is different from the provisional maturity date, the provisional maturity date becomes the maturity date. Particular care should be taken in electing the maturity date of a contract issued under a Tax Sheltered Annuity (“TSA”), a Keogh Plan or an IRA plan. For more information, see “Tax Sheltered Annuities,” “Keogh Plans” and “Individual Retirement Accounts.”
Annuity Payment Options
Unless an alternative annuity payment option is elected on or before the maturity date, the amounts held under a contract on the maturity date will be applied to provide a Variable Life Annuity with 10-Year Period Certain (Option I) as described below. Instead of Option I, you may, by sending a written request to our Annuity Operations Division on or before the maturity date of the contract, elect any of the other annuity payment options described below.
After the first annuity payment, you may not change the elected annuity payment option
No surrender charge will be assessed under any annuity payment option, unless unscheduled withdrawals are made under Variable Annuity Payment Options K or L. The MVA will apply to any amounts held in the MVA that we applied to any annuity payment option. See the MVA prospectus for more information.
With the exception of the Fixed Annuity Payment Options and Annuity Payment Option L, each annuity payment will be based upon the value of the annuity units credited to the contract. The number of annuity units in each investment option to be credited is based on the value of the accumulation units in that investment option and the applicable annuity payment rate. The contract is issued with guaranteed minimum annuity payment rates, however, if the current rate is higher, we’ll apply the higher rate. The annuity payment rate differs according to the annuity payment option selected and the age of the annuitant(s). The annuity payment rate is applied and will determine all annuity payments for the fixed annuity payment options and the first annuity payment for the variable annuity payment options. The value of the annuity units will vary with the investment performance of each investment option to which annuity units are credited.
The initial payment will be calculated based on an assumed investment return of 4.5% per year. This rate is a fulcrum return around which variable annuity payments will vary to reflect whether actual investment experience of the investment option is better or worse than the assumed investment return. The assumed investment return is set at the time of your first annuity payment. If investment performance is higher than the assumed investment return, your subsequent annuity payments will be larger than your first annuity payment. However, if investment performance is lower than the assumed investment rate, your subsequent annuity payments will be less than the first annuity payment. If the assumed and actual investment performances are the same, your annuity payments will be level. The assumed investment return and the calculation of variable annuity payments for a 10-year period certain variable payment life annuity and for Annuity Payment Options J and K described below are described in more detail in the contract and in the SAI.
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The level of annuity payments payable under the following annuity payment options is based upon the option selected. In addition, factors such as the age at which annuity payments begin, the form of annuity, annuity payment rates, assumed investment rate (for variable annuity payments) and the frequency of annuity payments will affect the level of annuity payments. The longer the duration and more frequent the payments, the lower the annuity payment amount. The assumed investment rate is 4.5% per year. We use this rate to determine the first annuity payment under Variable Annuity Payment Options I, J, K, M and N. Under Option L, We determine the amount of the annual distribution by dividing the amount of Contract Value as of the payment calculation date by the life expectancy of the Annuitant or the joint life expectancy of the Annuitant and Joint Annuitant at that time.
We deduct a daily charge for mortality and expense risks and a daily administrative fee from Contract Values held in the investment options. For more information, see “Charges for Mortality and Expense Risks” and “Charges for Administrative Services.” Therefore, electing Option K will result in a deduction being made even though we assume no mortality risk under that option.
The following are descriptions of the annuity payment options available under a contract. These descriptions should allow you to understand the basic differences between the options; however, you should contact our Annuity Operations Division well in advance of the date you wish to elect an option to obtain estimates of annuity payments under each option.
Option A—Life Annuity with Specified Period
A fixed payout annuity payable monthly while the annuitant is living or, if later, the end of the specified period certain. The period certain may be specified as 5, 10, or 20 years. The period certain must be specified at the time this option is elected.
Option B—Non-Refund Life Annuity
A fixed payout annuity payable monthly while the annuitant is living. No monthly payment, death benefit or refund is payable after the death of the annuitant.
Option C—[Reserved]
Option D—Joint and Survivor Life Annuity
A fixed payout annuity payable monthly while either the annuitant or joint annuitant is living. You must designate the joint annuitant at the time you elect this option. The joint annuitant must be at least age 40 on the first payment calculation date.
Option E—Installment Refund Life Annuity
A fixed payout annuity payable monthly while the annuitant is living. If the annuitant dies before the annuity payments made under this option total an amount which refunds the entire amount applied under this option, we will make a lump sum payment equal to the entire amount applied under this option less the sum of payments already made.
Option F—Joint and Survivor Life Annuity with 10-Year Period Certain
A fixed payout annuity payable monthly while either the annuitant or joint annuitant is living, or if later, the end of 10 years. You must designate the joint annuitant at the time you elect this option. The joint annuitant must be at least age 40 on the first payment calculation date.
Option G—Payments for Specified Period
A fixed payout annuity payable monthly over a specified period of time. Payments continue whether the annuitant lives or dies. The specified period must be in whole numbers of years from 5 to 30, but cannot be greater than 100 minus the age of the annuitant. However, if the beneficiary of any death benefits payable under this contract elects this payment option, the period selected by the beneficiary may not extend beyond the life expectancy of such beneficiary.
Option H—Payments of Specified Amount
Equal income installments of a specified amount are paid until the principal sum remaining under this option from the amount applied is less than the amount of the installment. When that happens, the principal sum remaining will be paid as a final payment. The amount specified must provide for payments for a period of at least 5 years.
Option I—Variable Life Annuity with 10-Year Period Certain
A variable payout annuity payable monthly while the Annuitant is living or, if later, for ten years. If the beneficiary of any death benefits payable under this contract elects this option, the period certain will equal the shorter of 10 years or the life expectancy of such beneficiary.
Option J—Joint Survivor Variable Life Annuity with 10-Year Period Certain
A variable payout annuity payable monthly while either the annuitant or joint annuitant is living, or if later, the end of 10 years. You must designate the joint annuitant at the time you elect this option. The joint annuitant must be at least age 40 on the first payment calculation date. This option is not available for the payment of any death benefit under this contract.
Option K—Variable Annuity for a Specified Period
A variable payout annuity payable monthly over a specified period of time. Payments continue whether the annuitant lives or dies. The specified period must be in whole numbers of years from 5 to 30, but cannot be greater than 100 minus the age of the annuitant. However, if the beneficiary of any death benefits payable under this contract elects this payment option, the period selected by the
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beneficiary may not extend beyond the life expectancy of such beneficiary. This option also provides for unscheduled withdrawals. An unscheduled withdrawal will reduce the number of fixed annuity units in each investment option and affect the amount of future payments. For details, see “Variable Annuity Payments” and “Calculation of Annuity Payments” in the SAI.
Option L—Variable Life Expectancy Annuity
This option provides a variable income which is payable over the annuitant’s annually recalculated life expectancy or the annually recalculated life expectancy of the annuitant and joint annuitant. This option also provides for unscheduled withdrawals. An unscheduled withdrawal will reduce the Contract Value and affect the amount of future payments. Upon the death of the annuitant (and joint annuitant, if applicable), any remaining Contract Value will be paid in a lump sum to the beneficiary. For details, see “Variable Annuity Payments” and “Calculation of Annuity Payments” in the SAI.
Option M—Unit Refund Variable Life Annuity
This option provides variable monthly payments as long as the annuitant lives. In the event of the death of the annuitant, the monthly payments will stop and the beneficiary will receive a lump sum payment equal to the value of the remaining annuity units. This value is equal to the sum of the number of remaining annuity units for each investment option multiplied by the current annuity unit value for that investment option. The number of remaining annuity units for each investment option will be calculated as follows:
1.	the net amount in the investment option applied under this option on the first payment calculation date divided by the corresponding annuity unit value on that date, minus
2.	the sum of the annuity units released from the investment option to make the payments under this option.
You may not transfer any assets under Annuity Payment Option M, unless we agree otherwise.
Option N—Variable Non-Refund Life Annuity
A variable payout annuity payable monthly while the annuitant is living. No monthly payment, death benefit or refund is payable after the death of the annuitant.
Other Options and Rates
We may offer other annuity payment options at the time a contract reaches its maturity date. In addition, in the event that annuity payment rates for contracts are at that time more favorable than the applicable rates guaranteed under the contract, the then current settlement rates shall be used in determining the amount of any annuity payment under the Annuity Payment Options above.
Other Conditions
Federal income tax requirements currently applicable to most qualified contracts provide that payout periods and the period of years guaranteed with specified periods certain cannot be any greater than life expectancy (or the joint life expectancies of the payee and his or her spouse). Not all payouts described above will necessarily meet that requirement for any particular individual. Consult a tax advisor before selecting a payout option with a qualified contract.
Federal income tax requirements also provide that participants in IRAs must begin required minimum distributions (“RMDs”) by April 1 of the year following the year in which they attain age 70½. Minimum distribution requirements do not apply to Roth IRAs. Distributions from qualified plans generally must begin by the later of actual retirement or April 1 of the year following the year participants attain age 70½. We will assist a policyholder with compliance with the RMD requirements.
Amounts up to the RMD may be withdrawn without a deduction for surrender charges, even if the minimum distribution exceeds the 10% allowable amount. See “Surrender Charges.” Any amounts withdrawn that have not been held under a contract for at least six years and are in excess of both the minimum distribution and the 10% free available amount will be subject to any applicable surrender charge.
If the initial monthly annuity payment under an annuity payment option would be less than $20, we may make a single sum payment equal to the contract value on the date the initial annuity payment would be payable, in place of all other benefits provided by the contract, or, may make periodic annuity payments quarterly, semiannually or annually in place of monthly annuity payments.
Currently, transfers between investment options are available for amounts allocated to any of the variable Annuity Payment Options except Annuity Payment Option M.
Payment Upon Death After Maturity
If an owner dies on or after the maturity date and there is no surviving owner, any remaining certain period annuity payments will be paid to the beneficiary under the annuity payment option in effect on the date of death. Generally, payments may not be deferred or otherwise extended.
(For information regarding the Inherited/Stretch Annuity feature of this Contract, see the section of this prospectus entitled “Inherited/Stretch Annuity Feature.”)
If there is a surviving owner, the payments continue as if there had been no death.
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If the annuitant and joint annuitant, if any, die and are survived by any owner(s), any remaining certain period annuity payments will be paid to such owner(s). Payments will continue under the annuity payment option in effect at the date of death and may not be deferred or otherwise extended.
The payments to the beneficiary must be made at least as rapidly as the payments were being made to the owner.
Variable Account Valuation Procedures

Valuation Date
A Valuation Date is every day the New York Stock Exchange (“NYSE”) is open for trading and we are open for business. However, transaction processing may be postponed for the following reasons:
1.	the NYSE is closed or may have closed early;
2.	the SEC has determined that a state of emergency exists; or
3.	on days when a certain market is closed (e.g., the U.S. Government bond market is closed on Columbus Day and Veteran’s Day).
The NYSE Board of Directors reserves the right to change the NYSE schedule as conditions warrant. On each Valuation Date, the value of the Separate Account is determined at the close of the NYSE (usually 4:00 p.m. eastern time).
Valuation Period
Valuation period is that period of time from the beginning of the day following a valuation date to the end of the next following valuation date.
Accumulation Unit Value
The value of one Accumulation Unit was set at $1.000 on the date assets were first allocated to an investment option. The value of one Accumulation Unit on any subsequent Valuation Date is determined by multiplying the immediately preceding Accumulation Unit Value by the applicable net investment factor for the valuation period ending on such Valuation Date. After the first valuation period, the Accumulation Unit Value reflects the cumulative investment experience of that investment option.
Net Investment Factor
The net investment factor for any valuation period is equal to 1.000 plus the applicable net investment rate for such valuation period. A net investment factor may be more or less than 1.000 depending on whether the assets gained or lost value that day. To determine the net investment rate for any valuation period for the funds allocated to each investment option, the following steps are taken: (a) the aggregate accrued investment income and capital gains and losses, whether realized or unrealized, of the investment option for such valuation period is computed, (b) the amount in (a) is then adjusted by the sum of the charges and credits for any applicable income taxes and the deductions at the beginning of the valuation period for mortality and expense risk charges and daily administration fee, and (c) the results of (a) as adjusted by (b) are divided by the aggregate unit values in the investment option at the beginning of the valuation period.
Miscellaneous Provisions

Assignment
Owners of contracts issued in connection with non-tax qualified plans may assign their interest in the contract to a spouse or grant or trust. We will not be on notice of such an assignment unless we receive written notice of such assignment filed with our Annuity Operations Division.
A pledge or assignment of a contract is treated as payment received on account of a partial surrender of a contract. For more information, see “Surrenders or Withdrawals Prior to the Contract Maturity Date.” Transfer of ownership will nullify the original death benefit option and the death benefit option will become Death Benefit Option 1.
Contracts issued in connection with IRAs/ qualified plans may not be sold, assigned, discounted or pledged as collateral for a loan or as security for the performance of an obligation, or for any other purpose, to any person other than to us.
Payment Deferral
Payment of surrender, withdrawal or death proceeds usually will be made in one lump sum within seven days after receipt of the written request by our Annuity Operations Division in good order unless another payment option has been agreed upon by you and us. However, we may postpone payment of the value of any Accumulation Units at times (a) when the NYSE is closed, other than customary weekend and holiday closings, (b) when trading on the NYSE is restricted, (c) when an emergency exists as a result of which disposal of securities in the Series is not reasonably practicable or it is not reasonably practicable to determine the Contract Value or (d) when a governmental body having jurisdiction over us by order permits such suspension. Rules and regulations of the SEC, if any, are applicable and will govern as to whether conditions described in (b), (c) or (d) exist.
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Payment of the Contract Value attributable to the GIA may be deferred for 6 months from the date of receipt of a withdrawal or surrender request at our Annuity Operations Division. If payment is delayed for more than 10 days, we will credit additional interest at a rate equal to that paid under Annuity Options G and H.
Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances require us to block a contract owner’s ability to make certain transactions and, as a result, we may refuse to accept requests for transfers, withdrawals, surrenders or death benefits, until we are so instructed by the appropriate regulator. We may also be required to provide additional information about you and your contract to government regulators.
Free Look Period
You have the right to review and return the Contract. If for any reason you are not satisfied, you may return it within 10 days (or later, if applicable law requires) after you receive it and cancel the Contract. You will receive in cash the Contract Value plus any charges made under the Contract as of the date of cancellation. However, if applicable state or federal law requires a return of premium payments, we will return the greater of premium payments less any withdrawals or the Contract Value less any applicable surrender charges.
Amendments to Contracts
Contracts may be amended to conform to changes in applicable law or interpretations of applicable law, or to accommodate design changes including changes required in order to maintain tax status as an IRA or qualified plan. Except for changes related to tax status, changes in the contract may need to be approved by contract owners and state insurance departments. A change in the contract which necessitates a corresponding change in the prospectus or the SAI must be filed with the SEC.
Substitution of Fund Shares
If, in the judgment of PHL Variable’s management, one or more of the funds becomes unsuitable for investment by Contract Owners, we reserve the right to substitute Accumulation Units of another investment option for Accumulation Units already purchased or to be purchased in the future by premium payments under this contract. Any substitution will be subject to approval by the SEC, if required and, where required, one or more state insurance departments.
Ownership of the Contract
Ordinarily, the purchaser of a contract is both the owner and the annuitant and is entitled to exercise all the rights under the contract. However, the owner may be an individual or entity other than the annuitant. Except for contracts issued in connection with IRAs/Qualified Plans, more than one owner may own a contract as joint owner. Transfer of the ownership of a contract may involve federal income tax consequences, and a qualified advisor should be consulted before any such transfer is attempted.
Community and Marital Property States
If the Contract Owner resides in a community property or marital property state and has not named his or her spouse as the sole beneficiary, the spouse may need to consent to the non-spouse beneficiary designation. The Contract Owner should consult with legal counsel regarding this designation. Should spousal consent be required, We will not be liable for any consequences resulting from the failure of the Contract Owner to obtain proper consent.
Inherited/Stretch Annuity Feature
This Contract provides for an Inherited/Stretch Annuity Feature that may be requested by the beneficiary of a deceased Contract Owner’s interest. Unless limited by federal or state law, under this Feature we will administer the Contract to accommodate an inherited or “stretch” payout. A stretch payout is a method in which the death benefit is paid out over a period of time, which is generally based upon the life expectancy of the beneficiary. By electing a stretch payout, a death benefit beneficiary can “stretch” payments over his or her life expectancy rather than receive the entire death benefit in one lump sum or within five years of the Contract Owner’s death. The amount of each stretch payment will be at least the required minimum distribution (“RMD”) required under the Internal Revenue Code and its accompanying rules and regulations (see “Federal Income Taxes”). Electing a “stretch” payout may provide tax advantages to the beneficiary.
This Feature is available to an individual or trust beneficiary of an IRA, (including a Roth IRA), or qualified plan or to an individual beneficiary of a non-qualified contract issued by PHL Variable (or its affiliates) or issued by a company unaffiliated with PHL Variable. If the beneficiary of a contract issued by a company unaffiliated with PHL Variable purchases this Phoenix Spectrum Edge® Contract for this Feature, then to the extent not in conflict with the Internal Revenue Code, all contract rights will be available to the purchaser. However, if a beneficiary of this Phoenix Spectrum Edge® Contract elects this Feature, only certain rights will remain with the beneficiary because a beneficiary does not retain the same rights under this Contract as the deceased owner. Certain limitations, considerations and tax implications apply to this Feature and may differ depending upon whether you have an IRA/qualified or non-qualified contract and whether the beneficiary is an individual or a trust. In no event may additional premiums be added to the deceased Contract Owner’s interest.
If this Feature is elected, we will assist with the calculation of the RMD and will distribute this calculated amount to the beneficiary. However, it is the responsibility of the beneficiary to ensure that the correct RMD is actually withdrawn from the contract each year.
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The following guidelines will apply when we administer this Feature:
❖	We will assist with the calculation of the RMD each year in accordance with the Code using the Fair Market Value (year-end account value, plus any actuarial value assigned to living benefits) of the account. Fair Market Value is determined using specific Code requirements and the amount may be different than the year-end account value.
❖	With certain limitations, a beneficiary’s share of the death benefit will be distributed over his or her life expectancy, based on IRS tables. If there are multiple beneficiaries and a separate beneficiary account is not established by December 31st of the calendar year following the year of death, the death benefit will be distributed over the life expectancy of the oldest beneficiary.
❖	For a non-qualified contract, if the deceased Owner had begun receiving annuitization proceeds, the RMD payments will be based on the life expectancy of the deceased Owner at the time of death.
❖	If the beneficiary is a non-natural person under an IRA/qualified plan, and the deceased Owner died after his or her required beginning distribution date, we will use the remaining life expectancy of the deceased to compute remaining payments.
❖	The annual RMD must be withdrawn each year. For a non-qualified contract, the first RMD must be distributed no later than the anniversary of the deceased Owner’s date of death. For IRAs/qualified plans, the first RMD must be distributed on or before December 31st of the calendar year following the year of the deceased’s death.
❖	For an IRA/qualified plan, if the beneficiary is a surviving spouse, the surviving spouse beneficiary can postpone RMDs until the year the deceased spouse would have turned 70 ½. In the alternative, the spouse can also add the IRA/qualified plan proceeds to his or her own IRA after which the RMDs must begin when the surviving spouse attains age 70 ½.
❖	For a non-qualified contract, if the beneficiary is a surviving spouse, the surviving spouse can continue the contract; in this event, RMDs are not required until the death of the surviving spouse. See “Spousal Definition” for further discussion of spousal qualifications.
❖	The RMD may be paid on an installment basis with the payment frequency chosen by the beneficiary; in all cases, the RMDs must be paid at least annually.
❖	In addition to RMD amounts, additional funds may be withdrawn from the Contract. Any withdrawal in excess of the RMD may be subject to a surrender charge (see the sections of this prospectus entitled “Summary of Expenses” and “Surrender of Contracts and Withdrawals”).
❖	The beneficiary who elects this Feature may continue or change the Investment Options from those that the deceased Owner selected.
Additional information regarding our administration of this feature is provided in a “Required Minimum Distribution (RMD) Request and Acknowledgment Form,” available upon request. This feature may not be suitable for some beneficiaries. We are not providing tax, financial or legal advice. You should consult with your financial professional and tax adviser to determine whether this feature is right for you. This feature may not be available in all states.
Please note that federal legislation has been proposed which would limit the ability of non-spousal beneficiaries to elect the inherited/stretch annuity feature. Should any such legislation be enacted, we would only offer the benefits permitted under federal law.
Federal Income Taxes

Introduction
The contracts are designed for use with retirement plans, including non-qualified plans and qualified plans or Individual Retirement Annuities (IRAs) under the provisions of the Internal Revenue Code of 1986, (within this section, referred to as the “Code”). The ultimate impact of federal income taxes on the amounts held under a contract, premiums paid for the contract, payments received under the contract and on the economic benefits to the policyholder, annuitant or beneficiary depends on our income tax status, on the type of retirement plan (if any) for which the contract is purchased, and upon the income tax and employment status of the individual concerned.
The following discussion is general in nature and is not intended as individual tax advice. The income tax rules are complicated and this discussion is intended only to make you aware of the issues. Each person should consult an independent tax or legal advisor. No attempt is made to consider any estate, gift or inheritance taxes or any applicable state, local or other tax laws. Because this discussion is based upon our understanding of the federal income tax laws as they are currently interpreted, we cannot guarantee the income tax status of any contract either currently or in the future. No representation is made regarding the likelihood of continuation of the federal or state income tax laws or the current interpretations by the Internal Revenue Service (the “IRS”). From time to time, there are regulatory or legislation proposals or changes that do or could impact the taxation of annuity contracts, IRAs and qualified plans; if enacted, these changes could be retroactive. Should any such legislation be enacted, we would only offer the benefits permitted under federal law. We reserve the right to make changes to the contract to assure that it continues to qualify as an annuity, IRA and/or qualified plan for federal or state income tax purposes. For a discussion of federal income taxes as they relate to any underlying account investment options, please see the prospectuses for these investments.
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Note on Terminology: The Code uses the term “policyholder”, in describing the owner of an Annuity. This section will follow the Code terminology in describing specific provisions of the Code.
Income Tax Status
We are taxed as a life insurance company under the Code. For federal income tax purposes, neither the Separate Account nor the Guaranteed Interest Account is a separate entity from Phoenix Life Insurance Company, PHL Variable Insurance Company or Phoenix Life and Annuity Company and neither account will be taxed separately under the “regulated investment company” provisions (Subchapter M) of the Code.
Investment income and realized capital gains on the assets of the Separate Account are reinvested and taken into account in determining the value of the Separate Account and each Contract. No charge currently will be made to any contract or to the Separate Account for our federal income taxes which may be attributable to the Separate Account. We reserve the right to make a deduction for taxes with respect to such items in the future. If imposed, such charge would be equal to the federal income taxes attributable to the investment results of the Separate Account.
Taxation of Annuities in General—Non-qualified Plans
Code section 72 governs taxation of annuities. In general, a policyholder (Contract owner) is not taxed on increases in the value of an annuity contract until a distribution is made. However, in certain cases, the increase in value may be subject to tax currently. See “Contracts Owned by Non-Natural Persons,” “Owner Control” and “Diversification Standards” below.
It is possible that the Internal Revenue Service may take the position that fees deducted for certain optional benefit riders are deemed to be taxable distributions to you. In particular, the Internal Revenue Service may treat fees deducted for the optional benefits as taxable withdrawals, which might also be subject to a tax penalty if withdrawn prior to age 59½. Although we do not believe that the fees associated or any optional benefit provided under the Contract should be treated as taxable withdrawals, you should consult your tax advisor prior to selecting any optional benefit under the Contract.
Surrenders or Withdrawals Prior to the Annuity Starting Date or Contract Maturity Date
Code section 72 provides that a withdrawal or surrender of the contract prior to the annuity starting date or contract Maturity Date will be treated as taxable income to the extent the amounts held under the contract exceeds the “investment in the contract.” The “investment in the contract” is that portion, if any, of contract purchase payments (premiums) that have not been excluded from the policyholder’s gross income (“after-tax monies”). The taxable portion is taxed as ordinary income in an amount equal to the value of the amount received in excess of the “investment in the contract” on account of a withdrawal or surrender of a contract. This taxable portion is referred to as “gain” or “contract gain”. For purposes of this rule, a pledge, loan or assignment of a contract is treated as a payment received on account of a withdrawal from a contract and the amount of the pledge, loan or assignment will be taxed as if received in cash by the policyholder.
Surrenders, Withdrawals, or Annuity Payments On or After the Annuity Starting Date or Contract Maturity Date
Upon receipt of a lump sum payment under the contract, the policyholder is taxed on the portion of the payment that exceeds the investment in the contract. Ordinarily, such taxable portion is taxed as ordinary income.
For amounts received as an annuity, which are amounts payable after the annuity starting date at regular intervals over a period of more than one full year from the date on which they are deemed to begin, the taxable portion of each payment is determined by using a formula known as the “exclusion ratio,” which establishes the ratio that the investment in the contract bears to the total expected amount of annuity payments for the term of the contract. That ratio is then applied to each fixed payment to determine the non-taxable portion of the payment. The remaining portion of each payment is taxed as ordinary income. For variable payments, the taxable portion is determined by a formula that establishes a specific dollar amount of each payment that is not taxed. The dollar amount is determined by dividing the investment in the contract by the total number of expected periodic payments. The remaining portion of each payment is taxed as ordinary income. A variable contract may have annuity distribution options under which the payments are fixed or variable.
Once the excludable portion of annuity payments equals the investment in the contract, the balance of the annuity payments will be fully taxable. For certain types of qualified plans or IRAs, there may be no investment in the contract resulting in the full amount of the payments being taxable. For annuities issued in connection with qualified employer retirement plans, a simplified method of determining the exclusion ratio applies. This simplified method does not apply to IRAs.
Withholding of federal and state income taxes on all distributions may be required unless the policyholder properly elects not to have any amounts withheld and notifies our Operations Division of that election on the required forms and under the required certifications. Certain policyholders cannot make this election.
Partial Annuitization
If permitted by contract, a policyholder can elect to only designate a portion of the annuity contract as paid as an amount received as an annuity. To qualify, the payments must be paid out over a period of 10 years or more. The portion so designated will be treated as a separate contract for annuity taxation purposes. For purposes of applying the rules for the calculation of the exclusion ratio for annuity distributions, the definitions of “investment in the contract,” “expected return,” and “annuity starting date”, and the provisions for the
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taxation of distributions from the annuity for amounts received before the contract maturity date, the investment in the contract will be allocated pro rata between each portion of the contract from which amounts are received as an annuity, and the portion of the contract from which amounts are not received as an annuity.
Penalty Tax on Certain Surrenders and Withdrawals—Non-qualified Contracts (Contracts not issued in connection with qualified plans or IRAs)
Amounts surrendered, withdrawn or distributed before the policyholder/taxpayer reaches age 59½ are subject to a penalty tax equal to ten percent (10%) of the portion of such amount that is includable in gross income. However, the penalty tax will not apply to withdrawals: (i) made on or after the death of the policyholder (or where the holder is not an individual, the death of the “primary Annuitant,” defined as the individual the events in whose life are of primary importance in affecting the timing and amount of the payout under the contract); (ii) attributable to the taxpayer’s becoming totally disabled within the meaning of Code section 72(m)(7); (iii) which are part of a Series of substantially equal periodic payments made (not less frequently than annually) for the life (or life expectancy) of the taxpayer, or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary; (iv) from certain qualified plans (such distributions may, however, be subject to a similar penalty under Code section 72(t) relating to distributions from qualified retirement plans and to a special penalty of 25% applicable specifically to SIMPLE IRAs or other special penalties applicable to Roth IRAs); (v) allocable to investment in the contract before August 14, 1982; (vi) under a qualified funding asset (as defined in Code section 130(d)); (vii) under an immediate annuity contract (as defined in Code section 72(u)(4)); or (viii) that are purchased by an employer on termination of certain types of qualified plans and which are held by the employer until the employee separates from service. Please note that future legislation or regulations may modify the conditions under which distributions may be received without tax penalty.
Separate tax withdrawal penalties apply to qualified plans and IRAs. See “Penalty Tax on Certain Surrenders and Withdrawals from Qualified Plans and IRAs.”
Additional Considerations
Distribution-at-Death Rules
For a contract issued other than in connection with a qualified plan or an IRA, in order to be treated as an annuity contract for federal income tax purposes, a contract must provide the following two distribution rules: (a) if the policyholder dies on or after the contract Maturity Date, and before the entire interest in the contract has been distributed, the remainder of the policyholder’s interest will be distributed at least as rapidly as the method in effect on the policyholder’s death; and (b) if a policyholder dies before the contract Maturity Date, the policyholder’s entire interest generally must be distributed within five (5) years after the date of death, or if payable to a designated beneficiary, may be annuitized over the life or life expectancy of that beneficiary and payments must begin within one (1) year after the policyholder’s date of death. If the beneficiary is the spouse of the holder, the contract may be continued in the name of the spouse as holder. Similar distribution requirements apply to annuity contracts under qualified plans and IRAs.
If the primary Annuitant, which is not the policyholder, dies before the Maturity Date, the owner will become the Annuitant unless the owner appoints another Annuitant. If the policyholder is not an individual, the death of the primary Annuitant is treated as the death of the holder. When the holder is not an individual, a change in the primary Annuitant is treated as the death of the holder.
If the policyholder dies on or after the Maturity Date, the remaining payments, if any, under an Annuity Payment Option must be made at least as rapidly as under the method of distribution in effect at the time of death.
Any death benefits paid under the contract are taxable to the beneficiary at ordinary rates to the extent amounts exceed investment in the contract. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply whether the death benefits are paid as lump sum or annuity payments. Estate taxes and state income taxes may also apply.
Each beneficiary will need to select the death benefit option from among those set forth in the contract applicable to the named beneficiary. If an option is not selected, the death benefit, if any, will be paid pursuant to the default death benefit payment option set forth in the contract. No beneficiary will be defaulted to any spousal continuance option.
Transfers, Assignments, or Exchanges of a Contract
A transfer or assignment of ownership of a Contract, the designation of an annuitant other than the owner, the selection of certain maturity dates, or the exchange of a Contract may result in certain tax consequences to you that are not discussed herein. An owner contemplating any such transfer, assignment or exchange, should consult a tax advisor as to the tax consequences.
Contracts Owned by Non-Natural Persons
If a non-natural person (for example, a corporation) holds the contract, the income on that contract (generally the increase in the net surrender value less the premium payments paid) is includable in income each year. The rule does not apply where the non-natural person is an agent for a natural person, such as a trust in which the beneficial owner is a natural person. The rule also does not apply where the annuity contract is acquired by the estate of a decedent, where the contract is held under a qualified plan or an IRA, where the contract is a qualified funding asset for structured settlements, or where the contract is purchased on behalf of an employee upon termination of a qualified plan.
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Section 1035 Exchanges
Code section 1035 provides, in general, that gain or loss is deferred upon the exchange of one annuity contract for another or the exchange of one annuity contract for a long-term care contract. Any such gain or loss is later recognized upon a recognition event (including withdrawal, death, surrender or annuitization). For non-qualified contracts, the contract proceeds must be transferred directly from one insurer to another insurer; they cannot be sent to the policyholder by the original insurer and then transmitted from the policyholder to the new insurer.
Exchanges are permitted of the entire contract or a portion of the contract. A partial exchange will qualify for tax deferral under section 1035 if no amount, other than an amount received as an annuity for 10 years or more during one or more lives, is received under either the original contract or new contract during 180 days beginning on date of transfer. Policyholders contemplating exchanges should consult their tax and/or legal advisors.
Multiple Contracts
The Code provides that for purposes of determining the amount of any distribution under Code section 72(e) (amounts not received as annuities) that is includable in gross income, all non-qualified deferred annuity contracts issued by the same insurer (or affiliate) to the same policyholder during any calendar year are to be aggregated and treated as one contract. Thus, any amount received under any such contract prior to the contract Maturity Date, such as a withdrawal will be taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts.
Additional Tax on Net Investment Income
In addition to income tax and any penalty tax, beginning for tax years after December 31, 2012, income from annuities is included in the definition of “net investment income” for purposes of section 1411 of the Code and may be subject to an additional tax of 3.8 percent. Section 1411 applies to individual whose modified adjusted gross income exceeds the threshold amount. The current threshold amount is $250,000 in the case of a joint return or surviving spouse, $125,000 in the case of a married individual filing a separate return, and $200,000 in any other case. The threshold amount is subject to modification.
Diversification Standards
Diversification Regulations
Code section 817(h) requires that all contracts be adequately diversified. Treasury regulations define the requirements and generally permit these requirements to be satisfied using separate accounts with separate funds or series of a fund, each of which meets the requirements. The regulations generally require that, on the last day of each calendar quarter the assets of the separate accounts or series be invested in no more than:
❖	55% in any 1 investment
❖	70% in any 2 investments
❖	80% in any 3 investments
❖	90% in any 4 investments
A “look-through” rule applies to treat a pro rata portion of each asset of a Series as an asset of the Separate Account, and each Series of the funds are tested for compliance with the percentage limitations. For purposes of these diversification rules, all securities of the same issuer are treated as a single investment, but each United States government agency or instrumentality is treated as a separate issuer.
We represent that we intend to comply with the Diversification Regulations to assure that the contracts continue to be treated as annuity contracts for federal income tax purposes.
Owner Control (Investor Control)
The Treasury Department has indicated that the Diversification Regulations do not provide exclusive guidance regarding the circumstances under which policyholder control of the investments of the Separate Account will cause the policyholder to be treated as the owner of the assets of the Separate Account. It is also critical that the insurance company and not the policyholder have control of the assets held in the separate accounts. A policyholder can allocate Account Values from one fund of the separate account to another but cannot direct the investments each fund makes. If a policyholder has too much “investor control” of the assets supporting the separate account funds, then the policyholder may be taxed on the gain in the contract as it is earned.
In 2003, the IRS issued formal guidance that indicated that if the number of underlying mutual funds available in a variable insurance contract does not exceed 20, the number of underlying mutual funds alone would not cause the contract to not qualify for the desired tax treatment. This guidance also states that exceeding 20 investment options may be considered a factor, along with other factors, including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment. The Revenue Ruling did not indicate any specific number of underlying mutual funds that would cause the contract to not provide the desired tax treatment but stated that whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances.
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The Revenue Ruling considered certain variable annuity and variable life insurance contracts and held that the types of actual and potential control that the policyholder could exercise over the investment assets held by the insurance company under the variable contracts was not sufficient to cause the policyholder to be treated as the owner of those assets and thus to be subject to current income tax on the income and gains produced by those assets. Under this contract, like the contracts described in the Revenue Ruling, there is no arrangement, plan, contract, or agreement between the policyholder and us regarding the availability of a particular investment option and, other than the policyholder’s right to allocate premium payments and transfer funds among the available investment options, all investment decisions concerning the investment options will be made by us or an advisor in its sole and absolute discretion. Please note that this contract may offer more than 20 investment options; however, we believe that this fact alone does not indicate that the investor control requirements have been violated.
At this time, it cannot be determined whether additional guidance will be provided on this issue and what standards may be contained in such guidance. Should there been additional rules or regulations on this issue, including limitations on the number of underlying funds, transfers between or among underlying funds, exchanges of underlying funds or changes in investment objectives of underlying funds such that the contract would no longer qualify as an annuity for tax purposes, we reserve the right to modify the contract to the extent required to maintain annuity tax treatment.
Diversification Regulations and IRA/Qualified Plans
Code section 817(h) applies to a variable annuity contract other than a pension plan contract. Qualified plans and IRAs, are defined as pension plan contracts for these purposes. Notwithstanding the exception of IRA/qualified plan contracts from application of the diversification rules, all available investments will be structured to comply with the diversification regulations and investor control limitations because the investments serve as the investment vehicle for non-qualified contracts as well as qualified plan and IRA contracts.
Taxation of Annuities in General—Qualified Plans and IRAs
The contracts may be used with several types of IRAs and qualified plans including: Section 403(b) contracts (also referred to as Tax-Sheltered Annuities (TSAs) or Tax-Deferred Annuities (TDAs)), Traditional IRAs, SEP IRAs, SIMPLE IRAs, SARSEP IRAs, Roth IRAs, Corporate Pension and Profit-sharing Plans and State Deferred Compensation Plans. For purposes of this discussion, all will be treated as qualified plans. The specific tax rules applicable to participants in such qualified plans vary according to the type of plan and the terms and conditions of the plan itself. No attempt is made here to provide more than general information about the use of the contracts with the various types of qualified plans. We reserve the right at any time to discontinue the availability of this contract for use with some of all of these qualified plans. Participants under such qualified plans as well as policyholders, annuitants and beneficiaries, are reminded that the rights of any person to any benefits under such qualified plans may be subject to the terms and conditions of the plans themselves or limited by applicable law, regardless of the terms and conditions of the contract issued in connection therewith. Federal or state requirements, including ERISA, may impact the person entitled to death benefits under the contract. Consequently, a policyholder’s named beneficiary designation or elected annuity payment option may not be enforceable.
The owner of the contract may elect one of the available death benefit guarantees under the contract. We are of the opinion that the death benefit guarantees available under the contract are part of the annuity contract. One or more of the death benefit guarantees available may exceed the greater of the sum of premium payments or the Contract Value. The contract and its amendments, benefits or endorsements (together referred to herein as the “contract”) have not been reviewed by the IRS for qualification as an IRA or any other qualified plan. Moreover, the IRS has not issued formal guidance concerning whether any particular death benefit option such as those available under the contract complies with the qualification requirements for an IRA or any other qualified plan.
There is a risk that the IRS would take the position that one or more of the death benefit guarantees are not part of the annuity contract. In such a case, charges against the cash value of the annuity contract or charges withheld from a rollover for the benefits would be considered distributions subject to tax, including penalty taxes. While we regard the death benefit guarantees available under the contract as a permissible benefit under an IRA, the IRS may take a contrary position regarding tax qualification resulting in deemed distributions. If the IRS were to take this position, we would take all reasonable steps to avoid this result, which would include the right to amend the contract, with appropriate notice to you. You should consult with your tax advisor before electing a death benefit option under this contract for an IRA or other qualified plan.
Certain death benefit guarantees may be purchased under the contract. There is a risk that IRS may consider these death benefit guarantees “incidental death benefits.” There is a limit on the amount of the incidental death benefits allowable for qualified contracts. If the death benefit(s) selected are considered to exceed these limits, the benefit(s) could result in taxable income to the owner of the IRA or qualified contract. Furthermore, the Code provides that the assets of an IRA may not be invested in life insurance, but may provide, in the case of death during the accumulation phase, for a death benefit payment equal to the greater of sum of premium payments (less withdrawals) or Contract Value. This contract offers death benefits, which may exceed the greater of sum of premium payments (less withdrawals) or Contract Value. If the IRS determines that these benefits are providing life insurance, the contract may not qualify as an IRA or other qualified contract. That determination could result in the immediate taxation of amounts held in the contract and the imposition of penalty taxes. You should consult your tax advisor regarding these features and benefits prior to purchasing a contract.
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Distributions from qualified plans eligible to be rolled over to new contracts but which are paid to the policyholder directly generally will be subject to 20 percent income tax withholding. These distributions are “Eligible Rollover Distributions.” Mandatory withholding can be avoided if the policyholder arranges for a direct rollover or trustee-to-trustee transfer to another IRA/qualified plan. Eligible Rollover Distributions include all taxable distributions from qualified plans except (a) distributions required under the Code, such as required minimum distributions, (b) substantially equal distributions made over the life (or life expectancy) of the employee, or for a term certain of 10 years or more, (c) the portion of distributions not includable in gross income (i.e., return of after-tax contributions), except as otherwise provided in the Code and (d) hardship distributions. The mandatory withholding rules do not apply to IRAs, however, a distribution from an IRA is taxable unless the IRA funds are reinvested in another IRA within a statutory time of 60 days.
The IRS issued Announcement 2014-15, in which the IRS advised that the IRS intends to issue formal guidance limiting IRA rollovers to one per year per individual. Previously, the IRS guidance had indicated that an individual could rollover IRA proceeds from each IRA the individual owned once per year. Thus, if an individual had multiple IRAs, each IRA could be rolled over each year. This is no longer allowed. Under the Announcement, an individual with multiple IRAs will only be allowed to do one rollover per year in total. The Announcement does not impact trustee-to-trustee transfers.
The contracts sold by us in connection with certain qualified plans will utilize annuity tables that do not differentiate on the basis of sex. Such annuity tables also will be available for use in connection with certain non-qualified deferred compensation plans.
There are numerous income tax rules governing qualified plans, including rules with respect to: coverage, participation, maximum contributions, required distributions, penalty taxes on early or insufficient distributions and income tax withholding on distributions. This discussion does not address these plan requirements in detail. The following are general descriptions of the various types of qualified plans and of the use of the contracts in connection therewith. Individuals are urged to consult with their own tax or legal advisors.
Tax Sheltered Annuities (“TSAs”), Tax Deferred Annuities (“TDAs”), Section 403(b)
Code section 403(b) permits public school systems and certain types of charitable, educational and scientific organizations, generally specified in Code section 501(c)(3), to purchase annuity contracts on behalf of their employees and, subject to certain limitations, allows employees of those organizations to exclude the amount of payments from gross income for federal income tax purposes. These annuity contracts are commonly referred to as TSAs, TDAs, or 403(b)s.
Code section 403(b)(11) imposes certain restrictions on a policyholder’s ability to make withdrawals from, or surrenders of, section 403(b) contracts. Specifically, section 403(b)(11) allows a surrender or withdrawal only (a) when the employee attains age 59½, separates from service, dies or becomes disabled (as defined in the Code), or (b) in the case of hardship. In the case of hardship, the distribution amount cannot include any income earned under the contract. Section 403(b)(11), applies only with respect to distributions from section 403(b) contracts which are attributable to assets other than assets held as of the close of the last year beginning before January 1, 1989. Thus, the distribution restrictions do not apply to assets held as of December 31, 1988.
In addition, in order for certain types of contributions under a section 403(b) contract to be excluded from taxable income, the employer must comply with certain nondiscrimination requirements. The responsibility for compliance is with the employer and not with the issuer of the underlying annuity contract.
If a policyholder requests a distribution as a result of hardship, the employer must specifically authorize the distribution. It is not our responsibility to monitor compliance with IRS regulations relating to hardship distributions. If a hardship distribution is desired, the policyholder must follow the requirements set forth by the employer and we must receive consent by the employer, in a form acceptable to us, to process the distribution.
If certain contractual requirements are met, loans may be made available under section 403(b) contracts. A loan from a participant’s Contract Value may be requested only if the contract provides for loans and if the employer specifically permits and authorizes each specific loan. There are specific limits in the Code on the amount of the loan and the term of the loan. It is not our responsibility to monitor compliance with these requirements. If a loan is desired, the policyholder must follow the requirements set forth by the employer and we must receive consent by the employer, in form acceptable to us, to process the loan.
If we are directed by the participant, the loan may be taken from specific investment options. Otherwise, the loan is taken proportionately from all investment options. The loan must be at least $1,000 and the maximum loan amount is the greater of: (a) 90% of the first $10,000 of Contract Value minus any withdrawal charge; and (b) 50% of the Contract Value minus any withdrawal charge. The maximum loan amount is $50,000. If loans are outstanding from any other tax-qualified plan, then the maximum loan amount of the contract may be reduced from the amount stated above in order to comply with the maximum loan amount requirements under section 72(p) of the Code. Amounts borrowed from a Market Value Adjustment (“MVA”) account are subject to the same market value adjustment as applies to transfers from the MVA.
Interest will be charged on the loan, in the amount set forth in the contract. This interest is payable to us.
Loan repayments will first pay any accrued loan interest. The balance will be applied to reduce the outstanding loan balance and will also reduce the amount of the Loan Security Account by the same amount that the outstanding loan balance is reduced. The Loan Security Account is part of the general account and is the sole security for the loan. It is increased with all loan amounts taken and
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reduced by all repayments of loan principal. The balance of loan repayments, after payment of accrued loan interest, will be credited to the investment options of the Separate Account or the GIA in accordance with the participant’s most recent premium payments allocation on file with us, except that no amount will be transferred to the MVA.
Under section 72(p), if a loan payment is not paid within 90 days after the payment was due, then the entire loan balance plus accrued interest will be in default. In the case of default, the outstanding loan balance plus accrued interest will be deemed a distribution for income tax purposes, and will be reported as such pursuant to Code requirements. At the time of such deemed distribution, interest will continue to accrue until such time as an actual distribution occurs under the contract.
As of January 1, 2009, there are Income Tax Regulations impacting section 403(b) plans, including the requirement that the employer have a written Plan and that the Plan indicate the identity of the providers permitted under the Plan. We are not administrators of section 403(b) Plans; we are providers of annuity contracts authorized under specific Plans. We will exchange required information with the employer and/or authorized plan administrator, upon request. As a result of these regulations and requirements set forth by the employer, we may require additional documentation prior to executing transactions involving contracts issued in connection with section 403(b) plans. These documentation requirements may change from time to time.
Keogh Plans
The Self-Employed Individual Tax Retirement Act of 1962, as amended permitted self-employed individuals to establish “Keoghs” or qualified plans for themselves and their employees. The tax consequences to participants under such a plan depend upon the terms of the plan. In addition, such plans are limited by law with respect to the maximum permissible contributions, distribution dates, nonforfeitability of interests, and tax rates applicable to distributions. In order to establish such a plan, a plan document must be adopted and implemented by the employer, as well as approved by the IRS. Annuity contracts may be funding vehicles under a Keogh plan. We may issue such a contract but specifically are not a plan administrator or plan trustee.
Individual Retirement Annuities
Various sections of the Code permit eligible individuals to contribute to individual retirement programs known as “Traditional IRAs”, “Roth IRAs”, “SEP IRA”, “SARSEP IRA”, “SIMPLE IRA”, and “Deemed IRAs”. Each of these different types of IRAs is subject to limitations on the amount that may be contributed, the timing of contributions, the persons who may be eligible and on the time when distributions shall commence. In addition, distributions from certain other types of qualified plans may be transferred into an IRA. Participant loans are not allowed under IRA contracts. Details about each of these different types of IRAs are included in the respective contract endorsements. If there are IRS or Code charges to the terms of existing endorsements, we may issue replacement endorsements. We will, at all times, administer all IRAs based on the law in existence at the time of each specific administration event.
Corporate Pension and Profit-Sharing Plans
Code section 401(a) permits corporate employers to establish various types of retirement plans for employees.
These retirement plans may permit the purchase of the contracts to provide benefits under the Plan. Contributions to the Plan for the benefit of employees will not be includable in the gross income of the employee until distributed from the Plan. The tax consequences to participants may vary depending upon the particular Plan design. However, the Code places limitations and restrictions on all Plans, including on such items as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with Corporate Pension or Profit-sharing Plans should obtain independent tax advice as to the tax treatment and suitability of such an investment. Annuity contracts may be funding vehicles under these plans. We may issue such a contract but specifically are not a plan administrator or plan trustee.
Deferred Compensation Plans With Respect to Service for State and Local Governments and Tax Exempt Organizations
Code section 457(b) provides for certain deferred compensation plans with respect to service for state and local governments and certain other entities. The contracts may be used in connection with these plans; however, under these plans if issued to tax exempt organizations, the policyholder is the plan sponsor, and the individual participants in the plans are the Annuitants. Under such contracts, the rights of individual plan participants are governed solely by their agreements with the plan sponsor and not by the terms of the contracts. Annuity contracts may be funding vehicles under these plans. We may issue such a contract but specifically are not a plan administrator or plan trustee.
Tax on Surrenders and Withdrawals from Qualified Plans and IRAs
In the case of a withdrawal under a qualified plan or IRA, a ratable portion of the amount received is taxable, generally based on the ratio of the individual’s after-tax cost basis to the individual’s total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a qualified plan. For many qualified plans and IRAs, the individual may have no after-tax contributions and the entire amount received will be taxable. For Roth IRAs, if certain conditions are met regarding holding periods and age of the policyholder, lifetime withdrawals are received without tax.
Code section 72(t) imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans and IRAs other than Roth IRAs. The penalty is increased to 25% instead of 10% for SIMPLE IRAs if distribution occurs within the first two years of the participation in the SIMPLE IRA. These penalty taxes are in addition to any income tax due on the distribution. To the extent amounts distributed are not includable in gross income no tax penalty will be imposed.
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The tax penalty will not apply to the following distributions: (a) if distribution is made on or after the date on which the policyholder or Annuitant (as applicable) reaches age 59½; (b) distributions following the death the policyholder or Annuitant (as applicable); (c) distributions attributable to the policyholder or Annuitant (as applicable) being disabled within the meaning of section 72(m)(7), (d) after separation from service, distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the policyholder or Annuitant (as applicable) or the joint lives (or joint life expectancies) of such policyholder or Annuitant (as applicable) and his or her designated beneficiary; (e) distributions to a policyholder or Annuitant (as applicable) who has separated from service after he has attained age 55; (f) distributions made on account of an IRS levy on the IRA or plan, (g) distributions made to the policyholder or Annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code section 213 to the policyholder or Annuitant (as applicable) for amounts paid during the taxable year for medical care; (h) distributions made to an alternate payee pursuant to a qualified domestic relations order; (i) distributions from an IRA for the purchase of medical insurance (as described in section 213(d)(1)(D) of the Code) for the policyholder and spouse and dependents if the certain conditions are met; (j) distributions from IRAs for certain qualified educational expenses of the policyholder, spouse, children or grandchildren; (k) distributions from IRA for qualified first-time home purchase expenses; (l) distributions from retirement plans to individuals called to active military. The exceptions stated in items (e) and (h) above do not apply in the case of an IRA. The exception stated in item (d) applies to an IRA without the requirement that there be a separation from service. Please note that future legislation or regulations may modify the conditions under which distributions may be received from a qualified plan or IRA without tax penalty.
Generally, distributions from a qualified plan or IRA must commence no later than April 1 of the calendar year following the later of: (a) the year in which the employee attains age 70½ or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to an IRA. The required distribution rules do not apply to Roth IRAs during the policyholder’s lifetime. This commencement date is referred to as the “required beginning date.” Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the required amount not distributed.
The amount that must be distributed is based on Code rules relating to “Required Minimum Distributions.” This RMD takes into consideration the individual’s age, marital status, and account balance, as well as the actuarial value of additional benefits under the contract. The individual will have options regarding computation of the RMD amount; these options are selected at the time that the payments begin.
An individual is required to take distributions from all of his or her retirement accounts; however, if the individual has two or more accounts, the total amount of RMDs can be taken from one of the multiple accounts. For example, if the individual has a traditional IRA and a section 403(b) contract, the individual will have an RMD amount relating to each of these retirement vehicles. The individual can take the total of two RMDs from either or both of the two contracts.
We are required to file an information return with the IRS, with a copy to the participant, of the fair market value of each account. This information return will also indicate if RMDs are required to be taken. We will provide information to each policyholder concerning the RMD computations for his or her annuity contract.
In addition to RMDs during the life of the individual, there are also required after-death distributions. These after-death RMDs apply to all qualified plans and IRAs, including Roth IRAs. The beneficiary of the contract may take payments earlier than provided under these after-death RMD rules, such as immediately after death, but cannot delay receipt of payments after the dates specified under these rules.
Under the after-death RMD rules, if the original policyholder died prior to the required beginning date, and designated a contract beneficiary, then the full account value must be distributed either by the end of the fifth calendar year after the year of the owner’s death or over, if permitted by the Code and IRS, a period of no longer than the life expectancy of the oldest individual beneficiary. If the payments are to be over the life expectancy, the first payment must be received by December 31st of the year following the year of death. If the owner did not name a contract beneficiary or if the beneficiary was a non-natural person (such as an entity or the owner’s estate), then the life expectancy payouts are not permitted and only the five-year rule is permitted.
If the policyholder died after the required beginning date and designed a contract beneficiary, then the maximum payout period is the longer of the life expectancy of the named beneficiary or the remaining life expectancy of the original policyholder. If there was no named contract beneficiary or if the beneficiary was a non-natural person (such as an entity or the owner’s estate), then the only payment permitted is based on the remaining life expectancy of the original policyholder.
In all cases, if the beneficiary is the surviving spouse, there are special spousal continuation rules under which the spouse can treat the contract as his or her own and delay receiving payments until the spouse attains his or her own required beginning date. Each beneficiary will need to select the death benefit option from among those set forth in the contract which are applicable to the named beneficiary. If an option is not selected, the death benefit, if any, will be paid pursuant to the default death benefit payment option set forth in the contract. No beneficiary will be defaulted to any spousal continuance option.
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Seek Tax Advice
The above description of federal income tax consequences of the different types of qualified plans and IRAs which may be funded by the contracts offered by this prospectus is only a brief summary meant to alert you to the issues and is not intended as tax advice. The rules governing the provisions of qualified plans and IRAs are extremely complex and often difficult to comprehend. Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences.
Withholding and Information Reporting
We are required to file information returns with the IRS and state taxation authorities in the event that there is a distribution from your contract that may have tax consequences and in certain other circumstances. In order to comply with our requirements, from time to time, we request that the policyholder or beneficiary provide certain information, including social security number or tax identification number and current address.
In addition to information reporting, we are also required to withhold federal and certain state income taxes on the taxable portion of any amounts received under the contract unless a valid election is made to not have any withholding or in certain other circumstances. An election of no withholding is not permitted if a correct social security number or other taxpayer identification number is not provided or if the IRS advises that withholding is required. Special withholding rules apply to payments made to nonresident aliens.
You are liable for payment of federal income taxes on the taxable portion of any amounts received under the policy. You may be subject to penalties if your withholding or estimated tax payments are insufficient. Certain states also require withholding of state income taxes on the taxable portion of amounts received. State laws differ regarding the procedure by which these amounts are computed and the extent to which a policyholder can elect out of withholding.
In 2004, the Department of Treasury ruled that income received by residents of Puerto Rico under a life insurance policy issued by a United States company is U.S.-source income that is subject to United States Federal income tax. This ruling is also understood to apply to other nonresident alien policyholders. Although the ruling was directed at a life insurance policy, it may also apply to an annuity contract.
Spousal Definition
The Internal Revenue Code provides special provisions relating to a spouse.
As a result of a June 2013 decision by the United States Supreme Court in the case of United States v. Windsor, a portion of the federal “Defense of Marriage Act” was ruled unconstitutional. The prior section had provided that federal statutes could not recognize same-sex marriages. With this decision striking down the prior law, valid same-sex marriages are now recognized under federal law and any options afforded by the federal tax law to a spouse under Section 72(s) and 401(a)(9) of the Internal Revenue Code are now available to all spouses, including same-sex spouses.
On August 29, 2013, the Internal Revenue Service (“IRS”) clarified its position regarding same-sex marriages for all federal tax purposes. If a couple is married in a jurisdiction (including foreign country) that permits same-sex marriage, that marriage will be recognized for all federal tax purposes regardless of the state law in the jurisdiction where the couple resides. The IRS further indicated that civil unions and registered domestic partnerships are not marriages for federal tax purposes.
On April 4, 2014, the IRS issued Notice 2014-19, further providing guidance on the application and retroactive application of the Windsor decision to qualified retirement plans. To the extent that this annuity contract has been issued in connection with such a qualified retirement plan, the Notice should be reviewed by the Plan Administrator, to determine whether a Plan Amendment is needed. Notice 2014-19 does not impact non-qualified annuity contracts or contracts issued in connection with Individual Retirement Accounts.
The 2013 action by the IRS and the United States Supreme Court does not impact state laws. Thus, for state law purposes, a couple will only be married if permitted under that state’s laws. Thus, a couple could be married for federal tax purposes but not for state law purposes.
Please note that further legal developments may occur that would impact same-sex civil union couples, domestic partners and spouses. All individuals should contact their tax advisors regarding their personal tax situations.
GMWB Features
There are outstanding tax questions relating to taxation of payments made after the contract value reaches zero. Until the IRS issues guidance on the issue, we will treat payments under non-qualified contracts as withdrawals. Similarly for IRA and qualified contracts, we will apply the non-annuity rules for determining minimum required distributions, meaning that a percentage of the value of all benefits under the contract will need to be withdrawn each year. The value may have to include the value of enhanced death benefits and other optional contract provisions such as any GMWB rider itself. Consult a tax advisor.
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Federal Estate, Gift and Generation-Skipping Transfer Taxes
While no attempt is being made to discuss in detail the federal estate tax implications of the contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary who survives the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.
Under certain circumstances, the Code may impose a generation-skipping (“GST”) tax when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.
For 2014, the federal estate tax, gift tax, and GST tax exemptions and maximum rates are $5,340,000 and 40%, respectively.
The potential application of these taxes underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and those of your beneficiaries under all possible scenarios.
Medicare Tax
Beginning in 2013, distributions from non-qualified annuity policies will be considered “investment income” for purposes of the newly enacted Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g. earnings) to individuals whose income exceeds certain threshold amounts. Please consult a tax advisor for more information.
Foreign Tax Credits
We may benefit from any foreign tax credits attributable to taxes paid by certain underlying funds to foreign jurisdictions to the extent permitted under Federal tax law.
Annuity purchases by nonresident aliens and foreign corporations
The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, such purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser’s country of citizenship or residence. Additional withholding may occur with respect to entity purchasers (including foreign corporations, partnerships, and trusts) that are not U.S. residents. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to an annuity contract purchase.
Possible Tax Law Changes
Although the likelihood of legislative and regulatory changes is uncertain, there is always the possibility that the tax treatment of the contract could change by legislation or regulation. Consult a tax adviser with respect to legislative and regulatory developments and their effect on the contract.
We have the right to modify the contract or our contract administration in response to legislative or regulatory changes. We make no guarantee regarding the tax status of any contact and do not intend the above discussion as tax advice.
Sales of Variable Accumulation Contracts

PHL Variable has designated 1851 Securities, Inc. (“1851”) to serve as the principal underwriter and distributor of the securities offered through this Prospectus, pursuant to the terms of a distribution agreement. 1851, an affiliate of PHL Variable, also acts as the principal underwriter and distributor of other variable annuity contracts and variable life insurance policies issued by PHL Variable and its affiliated companies. PHL Variable or an affiliate reimburses 1851 for expenses 1851 incurs in distributing the Contracts (e.g. commissions payable to retail broker-dealers who sell the Contracts). 1851 does not retain any fees under the Contracts; however, 1851 may receive 12b-1 fees from the underlying funds.
1851’s principal executive offices are located at One American Row, PO Box 5056, Hartford, CT 06102-5056. 1851 is registered as a broker-dealer with the Securities and Exchange Commission (“SEC”) under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the Financial Industry Regulatory Authority (“FINRA”).
1851 and PHL Variable enter into selling agreements with broker-dealers who are registered with the SEC and are members of FINRA, and with entities that may offer the Contracts but are exempt from registration. Applications for the Contract are solicited by registered representatives who are associated persons of such broker-dealer firms. Such representatives act as appointed agents of PHL Variable under applicable state insurance law and must be licensed to sell variable insurance products. PHL Variable has offered the Contract in jurisdictions where it is licensed to do business and where the Contract is approved. 1851 is contracted to offer the Contracts on a continuous basis.
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On September 15, 2010, 1851 became the principal underwriter and distributor for the SEC registered products.
Compensation
Broker-dealers who have selling agreements with 1851 and PHL Variable are paid compensation for the promotion and sale of the Contracts. Registered representatives who solicit sales of the Contract typically receive a portion of the compensation payable to the broker-dealer firm, depending on the agreement between the firm and the registered representative. A broker-dealer firm or registered representative of a firm may receive different compensation for selling one product over another and/or may be inclined to favor or disfavor one product provider over another product provider due to differing compensation rates.
We generally pay compensation as a percentage of purchase payments invested in the Contract. Alternatively, we may pay lower compensation on purchase payments but pay periodic asset-based compensation in all or some years based on all or a portion of the Contract Value. The amount and timing of compensation may vary depending on the selling agreement and the payment option selected by the broker- dealer and/or the registered representative but is not expected to exceed 8.0% of purchase payments if up-front compensation is paid to registered representatives and up to 2.5% annually of contract value (if asset based compensation is paid).
To the extent permitted by FINRA rules, overrides and promotional incentives or cash and non-cash payments also may be provided to such broker-dealers based on sales volumes, the assumption of wholesaling functions, or other sales-related criteria. Additional payments may be made for other services not directly related to the sale of the contract, including the recruitment and training of personnel, production of promotional literature and similar services.
This Contract does not assess a front-end sales charge, so you do not directly pay for sales and distribution expenses. Instead, you indirectly pay for sales and distribution expenses through the overall charges and fees assessed under the Contract. For example, any profits PHL Variable may realize through assessing the mortality and expense risk charge under your Contract may be used to pay for sales and distribution expenses. PHL Variable may also pay for sales and distribution expenses out of any payments PHL Variable or 1851 may receive from the underlying funds for providing administrative, marketing and other support and services to the underlying funds. If your Contract assesses a surrender charge, proceeds from this charge may be used to reimburse PHL Variable for sales and distribution expenses. No additional sales compensation is paid if you select any optional benefits under your Contract.
We have unique arrangements for compensation with select broker-dealer firms based on the firm’s aggregate or anticipated sales of contracts or other factors. We enter into such arrangements at our discretion and we may negotiate customized arrangements with firms based on various criteria. As such, special compensation arrangements are not offered to all broker-dealer firms. Compensation payments made under such arrangements will not result in any additional charge to you.
State Regulation

We are subject to the provisions of the Connecticut insurance laws applicable to life insurance companies and to regulation and supervision by the Connecticut Superintendent of Insurance. We also are subject to the applicable insurance laws of all the other states and jurisdictions in which it does an insurance business.
State regulation of PHL Variable includes certain limitations on the investments, which may be made for its General Account and separate accounts, including the Separate Account. It does not include, however, any supervision over the investment policies of the Separate Account.
We are subject to the provisions of the Connecticut insurance laws applicable to life insurance companies and to regulation and supervision by the Connecticut Superintendent of Insurance. We also are subject to the applicable insurance laws of all the other states and jurisdictions in which it does an insurance business.
State regulation of PHL Variable includes certain limitations on the investments, that may be made for its General Account and separate accounts, including the Separate Account. It does not include, however, any supervision over the investment policies of the Separate Account.
Reports

Reports showing the contract value will be furnished to you at least annually.
Voting Rights

As stated above, all of the assets held in an available investment option will be invested in shares of a corresponding series of the funds. We are the legal owner of those shares and, as such, have the right to vote to elect the Board of Trustees of the funds, to vote upon certain matters that are required by the 1940 Act to be approved or ratified by the shareholders of a mutual fund and to vote upon any other matter that may be voted upon at a shareholders’ meeting.
48

We will send you or, if permitted by law, make available electronically, proxy material, reports and other materials relevant to the investment options in which you have a voting interest. In order to vote you must complete the proxy form and return it with your voting instructions. You may also be able to vote your interest by telephone or over the Internet if such instructions are included in the proxy material. We will vote all of the shares we own on your behalf, in accordance with your instructions. We will vote the shares for which we do not receive instructions, and any other shares we own, in the same proportion as the shares for which we do receive instructions. This process may result in a small number of contract owners controlling the vote.
In the future, to the extent applicable federal securities laws or regulations permit us to vote some or all shares of the fund in its own right, we may elect to do so.
Matters on which owners may give voting instructions may include the following: (1) election or removal of the Board of Trustees of a fund; (2) ratification of the independent accountant for a fund; (3) approval or amendment of the investment advisory agreement for the series of the fund corresponding to the owner’s selected investment option(s); (4) any change in the fundamental investment policies or restrictions of each such series; and (5) any other matter requiring a vote of the shareholders of a fund. With respect to amendment of any investment advisory agreement or any change in a series’ fundamental investment policy, owners participating in such series will vote separately on the matter. The number of votes that you have the right to cast will be determined by applying your percentage interest in an investment option to the total number of votes attributable to the investment option. In determining the number of votes, fractional shares will be recognized. The number of votes for which you may give us instructions will be determined as of the record date for fund shareholders chosen by the Board of Trustees of a fund.
PHL Variable – Legal Proceedings

Litigation and arbitration
The Company is regularly involved in litigation and arbitration, both as a defendant and as a plaintiff. The litigation and arbitration naming the Company as a defendant ordinarily involves our activities as an insurer, employer, investor, investment advisor or taxpayer.
It is not feasible to predict or determine the ultimate outcome of all legal or arbitration proceedings or to provide reasonable ranges of potential losses. Management of the Company believes that the outcome of our litigation and arbitration matters are not likely, either individually or in the aggregate, to have a material adverse effect on the financial condition of the Company. However, given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation and arbitration, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on the results of operations or cash flows in particular quarterly or annual periods.
SEC Cease-and-Desist Order
See the subsection entitled “Information About Restatement of the Company’s U.S. GAAP Financial Statements and Delayed SEC Filings” within the section entitled “Financial Statements,” above, for additional information regarding the SEC Cease-and-Desist Order, as amended.
Cases Brought by Policy Investors
On June 5, 2012, Wilmington Savings Fund Society, FSB, as successor in interest to Christiana Bank & Trust Company and as trustee of 60 unnamed trusts, filed suit against Phoenix, Phoenix Life and PHL Variable in the United States District Court for the Central District of California; the case was later transferred to the District of Delaware (C.A. No. 13-499-RGA) by order dated March 28, 2013. After the plaintiffs twice amended their complaint, and dropped Phoenix as a defendant and dropped one of the plaintiff Trusts, the court issued an order on April 9, 2014 dismissing seven of the ten counts, and partially dismissing two more, with prejudice. The court dismissed claims alleging that Phoenix Life and PHL Variable committed RICO violations and fraud by continuing to collect premiums while concealing an intent to later deny death claims. The claims that remain in the case seek a declaration that the policies at issue are valid, and damages relating to cost of insurance (“COI”) increases. We believe we have meritorious defenses against this lawsuit and we intend to vigorously defend against these claims. The outcome of this litigation and any potential losses are uncertain.
On August 2, 2012, Lima LS PLC filed a complaint against Phoenix, Phoenix Life, PHL Variable, James D. Wehr, Philip K. Polkinghorn, Edward W. Cassidy, Dona D. Young and other unnamed defendants in the United States District Court for the District of Connecticut (Case No. CV12-01122). On July 1, 2013, the defendants’ motion to dismiss the complaint was granted in part and denied in part. Thereafter, on July 31, 2013, the plaintiff served an amended complaint against the same defendants, with the exception that Mr. Cassidy was dropped as a defendant. The plaintiffs allege that Phoenix Life promoted certain policy sales knowing that the policies would ultimately be owned by investors and then challenging the validity of these policies or denying claims submitted on these policies. Plaintiffs are seeking damages, including punitive and treble damages, attorneys’ fees and a declaratory judgment. We believe we have meritorious defenses against this lawsuit and we intend to vigorously defend against these claims. The outcome of this litigation and any potential losses are uncertain.
Cost of Insurance Cases
On November 18, 2011, Martin Fleisher and another plaintiff (the “Fleisher Litigation”), on behalf of themselves and others similarly situated, filed suit against Phoenix Life in the United States District Court for the Southern District of New York (C.A. No. 1:11-cv-08405-CM-JCF (U.S. Dist. Ct; S.D.N.Y.)) challenging COI rate adjustments implemented by Phoenix Life in 2010 and 2011, which Phoenix Life
49

maintains were based on policy language permitting such adjustments. By order dated July 12, 2013, two separate classes were certified in the Fleisher Litigation; by subsequent order dated August 26, 2013, the court decertified one of the classes. The complaint seeks damages for breach of contract. The class certified in the court’s July 12, 2013 order, as limited by the court’s August 26, 2013 order, is limited to holders of Phoenix Life policies issued in New York subject to New York law and subject to Phoenix Life’s 2011 COI rate adjustment. By order dated April 29, 2014, the court denied Martin Fleisher’s motion for summary judgment in the Fleisher Litigation in its entirety, while granting in part and denying in part Phoenix Life’s motion for summary judgment.
Phoenix Life’s subsidiary, PHL Variable, has been named as a defendant in six actions challenging its COI rate adjustments implemented concurrently with the Phoenix Life adjustments. Five cases have been brought against PHL Variable, while one case has been brought against PHL Variable and Phoenix Life. These six cases, only one of which is styled as a class action, have been brought by (1) Tiger Capital LLC (C.A. No. 1:12-cv- 02939-CM-JCF; U.S. Dist. Ct; S.D.N.Y., complaint filed on March 14, 2012; the “Tiger Capital Litigation”); (2-5) U.S. Bank National Association, as securities intermediary for Lima Acquisition LP ((2: C.A. No. 1:12-cv-06811-CM-JCF; U.S. Dist. Ct; S.D.N.Y., complaint filed on November 16, 2011; 3: C.A. No. 1:13-cv-01580-CM-JCF; U.S. Dist. Ct; S.D.N.Y., complaint filed on March 8, 2013; collectively, the “U.S. Bank N.Y. Litigations”); (4: C.A. No. 3:14-cv-00555-WWE; U.S. Dist. Ct; D. Conn., complaint originally filed on March 6, 2013, in the District of Delaware and transferred by order dated April 22, 2014, to the District of Connecticut; and 5: C.A. No. 3:14-cv-01398-WWE, U.S. Dist. Ct; D. Conn., complaint filed on September 23, 2014, and amended on October 16, 2014, to add Phoenix Life as a defendant (collectively the “U.S. Bank Conn. Litigations”)) and (6) SPRR LLC (C.A. No. 1:14-cv-8714; U.S. Dist. Ct.; S.D.N.Y., complaint filed on October 31, 2014; the “SPRR Litigation”). SPRR LLC filed suit against PHL Variable, on behalf of itself and others similarly situated, challenging COI rate adjustments implemented by PHL Variable in 2011.
The Tiger Capital Litigation and the two U.S. Bank N.Y. Litigations were assigned to the same judge as the Fleisher Litigation, and discovery in these four actions has concluded. By orders in both U.S. Bank N.Y. Litigations dated May 23, 2014, the court denied U.S. Bank’s motions for summary judgment in their entirety, while granting in part and denying in part PHL Variable’s motions for summary judgment. U.S. Bank moved for reconsideration of the court’s summary judgment decisions in the U.S. Bank N.Y. Litigations, which the court denied by orders dated June 4, 2014. By order in the Tiger Capital Litigation dated July 23, 2014, the court denied Tiger Capital’s motion for summary judgment in its entirety, while granting in part and denying in part PHL Variable’s motion for summary judgment. Plaintiff in the Tiger Capital Litigation seeks damages for breach of contract. Plaintiff in the U.S. Bank N.Y. Litigations and the U.S. Bank Conn. Litigations seeks damages and attorneys’ fees for breach of contract and other common law and statutory claims. The plaintiff in the SPRR Litigation seeks damages for breach of contract for a nationwide class of policyholders.
By letter dated October 1, 2014, the U.S. District Court for the Southern District of New York consolidated the Fleisher Litigation, the Tiger Capital Litigation, and the U.S. Bank N.Y. Litigations for trial, which is expected to begin on March 9, 2015.
Complaints to state insurance departments regarding PHL Variable’s COI rate adjustments have also prompted regulatory inquiries or investigations in several states, with two of such states (California and Wisconsin) issuing letters directing PHL Variable to take remedial action in response to complaints by a single policyholder. PHL Variable disagrees with both states’ positions and, on April 30, 2013, Wisconsin commenced an administrative hearing to obtain a formal ruling on its position (Office of the Commissioner of Insurance Case No. 13- C35362). By order dated October 16, 2014, an administrative law judge granted in part and denied in part the Office of the Commissioner of Insurance’s motion for summary judgment relating to seven policies subject to PHL Variable’s 2010 COI rate adjustment and authorized restitution. The regulatory process is ongoing and the administrative law judge has not entered an order at this time. PHL Variable does not expect that any order would be material.
Phoenix Life and PHL Variable believe that they have meritorious defenses against all of these lawsuits and regulatory directives and intend to vigorously defend against them, including by appeal if necessary. The outcome of these matters is uncertain and any potential losses cannot be reasonably estimated.
Regulatory matters
State regulatory bodies, the SEC, the Financial Industry Regulatory Authority (“FINRA”), the IRS and other regulatory bodies regularly make inquiries of us and, from time to time, conduct examinations or investigations concerning our compliance with laws and regulations related to, among other things, our securities offerings and registered products. We endeavor to respond to such inquiries in an appropriate way and to take corrective action if warranted. Further, Phoenix is providing to the SEC certain information and documentation regarding the restatement of its prior period financial statements and the staff of the SEC has indicated to Phoenix that the matter remains subject to further investigation and potential further regulatory action. We cannot predict the outcome of any of such investigations or actions related to these or other matters.
Regulatory actions may be difficult to assess or quantify. The nature and magnitude of their outcomes may remain unknown for substantial periods of time. It is not feasible to predict or determine the ultimate outcome of all pending inquiries, investigations, legal proceedings and other regulatory actions, or to provide reasonable ranges of potential losses. Based on current information, we believe that the outcomes of our regulatory matters are not likely, either individually or in the aggregate, to have a material adverse effect on our financial condition. However, given the inherent unpredictability of regulatory matters, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on our financial statements in particular quarterly or annual periods.
50

State Insurance Department Examinations
During 2012 and 2013, the Connecticut Insurance Department conducted its routine financial and market conduct examinations of the Company and two other Connecticut-domiciled insurance affiliates. A financial examination report from the Connecticut Insurance Department was issued on May 28, 2014. We expect to receive final market conduct examination reports in 2014.
Unclaimed Property Inquiries
In late 2012, Phoenix and the Company and their affiliates received separate notices from Unclaimed Property Clearing House (“UPCH”) and Kelmar Associates, LLC (“Kelmar”) that UPCH and Kelmar had been authorized by the unclaimed property administrators in certain states to conduct unclaimed property audits. The audits began in 2013 and are being conducted on the Phoenix enterprise with a focus on death benefit payments; however, all amounts owed by any aspect of the Phoenix enterprise are also a focus. This includes any payments to vendors, brokers, former employees and shareholders. UPCH represents 32 states and the District of Columbia and Kelmar represents seven states.
Subsequent Event

  (updates note “18. Subsequent Events” in the financial statements for PHL Variable Insurance Company contained in the Statement of Additional Information)
On October 1, 2014, A. M. Best affirmed its financial strength ratings of B (Fair) and issuer credit ratings of “bb+” for Phoenix Life and PHL Variable. They also affirmed the issuer credit ratings and senior debt ratings of “b” of Phoenix. The financial strength ratings continue to have a stable outlook and the issuer credit ratings retain a negative outlook.
SAI Table of Contents

The SAI contains more specific information and financial statements relating to the Separate Account and PHL Variable Insurance Company. The Table of Contents of the SAI is set forth below:
❖	PHL Variable Insurance Company
❖	Underwriter
❖	Services
❖	Information Sharing Agreements
❖	Performance History/Calculation of Yield and Return
❖	Calculation of Annuity Payments
❖	Financial Support Arrangement
❖	Experts
❖	Separate Account Financial Statements
❖	Company Financial Statements
Contract owner inquiries and requests for an SAI should be directed, in writing, to our Annuity Operations Division, or by calling us at 800/541-0171.

* This is intended as an inactive textual reference only.
51

APPENDIX A – Investment Options

Please note: This information is intended to provide a brief summary of each fund’s investment objective and advisor information. For more detailed information regarding each fund you should consult the fund prospectus which can be found on our website, www.phoenixwm.com*, or requested by writing to us at PO Box 8027, Boston, MA 02266-8027 or calling 1-800-541-0171. Not all funds listed here may be currently offered or available with your product. Please refer to the footnotes below and page one of your product prospectus for a list of the funds available with your product.
Fund Name	Investment Objective	Investment Advisor / Subadvisor
Alger Capital Appreciation Portfolio[1,2]	Long term capital appreciation	Fred Alger Management, Inc.
AllianceBernstein VPS Balanced Wealth Strategy Portfolio	To maximize total return consistent with the Adviser’s determination of reasonable risk	AllianceBernstein L.P.
Calvert VP S&P MidCap 400 Index Portfolio	Seeks investment results that correspond to the total return performance of U.S. common stocks, as represented by the S&P MidCap 400 Index	Calvert Investment Management, Inc.
		Subadvisor:	Ameritas Investment Partners, Inc. [3]
Deutsche Equity 500 Index VIP [4]	Seeks to replicate, as closely as possible, before the deduction of expenses, the performance of the Standard & Poor’s 500 Composite Stock Price Index, which emphasizes stocks of large US companies	Deutsche Investment Management Americas Inc.
		Subadvisor:	Northern Trust Investments, Inc.
Deutsche Small Cap Index VIP [5]	Seeks to replicate, as closely as possible, before the deduction of expenses, the performance of the Russell 2000® Index, which emphasizes stocks of small US companies	Deutsche Investment Management Americas Inc.
		Subadvisor:	Northern Trust Investments, Inc.
Federated Fund for U.S. Government Securities II	Current income by investing primarily in U.S. government and government agency securities and mortgage-backed securities.	Federated Investment Management Company
Federated High Income Bond Fund II	High current income by investing in a professionally managed, diversified portfolio of fixed-income securities	Federated Investment Management Company
Federated Prime Money Fund II	Current income consistent with stability of principal and liquidity	Federated Investment Management Company
Fidelity ® VIP Contrafund® Portfolio	Long-term capital appreciation	Fidelity Management & Research Company
		Subadvisor:	FMR Co., Inc.
Fidelity ® VIP Growth Opportunities Portfolio	Capital growth	Fidelity Management & Research Company
		Subadvisor:	FMR Co., Inc.
Fidelity ® VIP Growth Portfolio	Capital appreciation	Fidelity Management & Research Company
		Subadvisor:	FMR Co., Inc.
Fidelity ® VIP Investment Grade Bond Portfolio	As high a level of current income as is consistent with the preservation of capital	Fidelity Management & Research Company
		Subadvisor:	Fidelity Investments Money Management, Inc.
Franklin Flex Cap Growth VIP Fund [6]	Seeks capital appreciation. Under normal market conditions, the fund invests predominantly in equity securities of companies that the investment manager believes have the potential for capital appreciation.	Franklin Advisers, Inc.
Franklin Income VIP Fund [7]	Seeks to maximize income while maintaining prospects for capital appreciation. Under normal market conditions, the fund invests in both equity and debt securities.	Franklin Advisers, Inc.
Franklin Mutual Shares VIP Fund [8]	Seeks capital appreciation with income as a secondary goal. Under normal market conditions, the fund invests primarily in U.S. and foreign equity securities that the investment manager believes are undervalued.	Franklin Mutual Advisers, LLC
Guggenheim VT Long Short Equity Fund[1,2,9]	Seeks long-term capital appreciation.	Guggenheim Investments
Ibbotson Aggressive Growth ETF Asset Allocation Portfolio	Capital appreciation	ALPS Advisors, Inc.
		Subadvisor:	Ibbotson Associates, Inc.
Ibbotson Balanced ETF Asset Allocation Portfolio	Capital appreciation and some current income	ALPS Advisors, Inc.
		Subadvisor:	Ibbotson Associates, Inc.
Ibbotson Growth ETF Asset Allocation Portfolio	Capital appreciation	ALPS Advisors, Inc.
		Subadvisor:	Ibbotson Associates, Inc.
Ibbotson Income and Growth ETF Asset Allocation Portfolio	Current income and capital appreciation	ALPS Advisors, Inc.
		Subadvisor:	Ibbotson Associates, Inc.
Invesco V.I. American Franchise Fund	Capital growth	Invesco Advisers, Inc.
Invesco V.I. Equity and Income Fund	Capital appreciation and current income	Invesco Advisers, Inc.
Invesco V.I. Core Equity Fund[1,2]	Long term growth of capital	Invesco Advisers, Inc.
Invesco V.I. Mid Cap Core Equity Fund[1,2]	Long term growth of capital	Invesco Advisers, Inc.
A-1

Fund Name	Investment Objective	Investment Advisor / Subadvisor
Lazard Retirement U.S. Small-Mid Cap Equity Portfolio[1,2]	Long term capital appreciation	Lazard Asset Management LLC
Lord Abbett Series Fund Bond Debenture Portfolio	High current income and the opportunity for capital appreciation to produce a high total return	Lord, Abbett & Co. LLC
Lord Abbett Series Fund Growth and Income Portfolio	Long-term growth of capital and income without excessive fluctuations in market value	Lord, Abbett & Co. LLC
Lord Abbett Series Fund Mid Cap Stock Portfolio	Capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace	Lord, Abbett & Co. LLC
Neuberger Berman Advisors Management Trust Guardian Portfolio	Long term growth of capital; current income is a secondary goal	Neuberger Berman Management LLC
		Subadvisor:	Neuberger Berman LLC
Neuberger Berman Advisors Management Trust Small Cap Growth Portfolio	Long term capital growth; the Portfolio Manager also may consider a company’s potential for current income prior to selecting it for the Fund.	Neuberger Berman Management LLC
		Subadvisor:	Neuberger Berman LLC
Oppenheimer Capital Appreciation Fund/VA	Capital appreciation	OFI Global Asset Management, Inc..
		Subadvisor:	OppenheimerFunds, Inc.
Oppenheimer Global Fund/VA	Capital appreciation	OFI Global Asset Management, Inc..
		Subadvisor:	OppenheimerFunds, Inc.
Oppenheimer Main Street Small Cap Fund® / VA	Capital appreciation	OFI Global Asset Management, Inc..
		Subadvisor:	OppenheimerFunds, Inc.
PIMCO VIT CommodityRealReturn® Strategy Portfolio	Maximum real return consistent with prudent investment management.	Pacific Investment Management Company LLC
PIMCO VIT Real Return Portfolio	Maximum real return, consistent with preservation of real capital and prudent investment management.	Pacific Investment Management Company LLC
PIMCO VIT Total Return Portfolio	Maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Investment Management Company LLC
Rydex VT Inverse Government Long Bond Strategy Fund[1,2]	Seeks to provide total returns that inversely correlate, before fees and expenses, to the price movements of a benchmark for U.S. Treasury debt instruments or futures contracts on a specified debt instrument on a daily basis. The fund’s current benchmark is the daily price movement of the Long Treasury Bond. The Long Treasury Bond is the U.S. Treasury bond with the longest maturity, which is currently 30 years. The price movement of the Long Treasury Bond is based on the daily price change of the most recently issued Long Treasury Bond. The fund does not seek to achieve its investment objective over a period of time greater than one day.	Guggenheim Investments
Rydex VT Nova Fund[1,2]	Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The fund’s current benchmark is 150% of the performance of the S&P 500 Index. The fund does not seek to achieve its investment objective over a period of time greater than one day.	Guggenheim Investments
Sentinel Variable Products Balanced Fund	Seeks a combination of growth of capital and current income, with relatively low risk and relatively low fluctuations in value	Sentinel Asset Management, Inc.
Sentinel Variable Products Bond Fund	Seeks high current income while seeking to control risk	Sentinel Asset Management, Inc.
Sentinel Variable Products Common Stock Fund	Seeks a combination of growth of capital, current income, growth of income and relatively low risk as compared with the stock market as a whole	Sentinel Asset Management, Inc.
Sentinel Variable Products Mid Cap Fund	Seeks growth of capital	Sentinel Asset Management, Inc.
Sentinel Variable Products Small Company Fund	Seeks growth of capital	Sentinel Asset Management, Inc.
Templeton Developing Markets VIP Fund [10]	Seeks long-term capital appreciation. Under normal market conditions, the fund invests at least 80% of its net assets in emerging markets investments.	Templeton Asset Management Ltd.
Templeton Foreign VIP Fund [11]	Seeks long-term capital growth. Under normal market conditions, the fund invests at least 80% of its net assets in investments of issuers located outside the U.S., including those in emerging markets.	Templeton Investment Counsel, LLC
A-2

Fund Name	Investment Objective	Investment Advisor / Subadvisor
Templeton Growth VIP Fund [12]	Seeks long-term capital growth. Under normal market conditions, the fund invests predominantly in equity securities of companies located anywhere in the world, including emerging markets.	Templeton Global Advisors Limited
Virtus Capital Growth Series	Long-term growth of capital.	Virtus Investment Advisers, Inc.
		Subadvisor:	New Fleet Asset Management LLC[7]
Virtus Growth & Income Series	Capital appreciation and current income	Virtus Investment Advisers, Inc.
		Subadvisor:	Euclid Advisors LLC
Virtus International Series	High total return consistent with reasonable risk	Virtus Investment Advisers, Inc.
		Subadvisor:	Aberdeen Asset Management Inc.
Virtus Multi-Sector Fixed Income Series	Long-term total return	Virtus Investment Advisers, Inc.
		Subadvisor:	New Fleet Asset Management LLC[8]
Virtus Real Estate Securities Series	Capital appreciation and income with approximately equal emphasis	Virtus Investment Advisers, Inc.
		Subadvisor:	Duff & Phelps Investment Management Company
Virtus Small-Cap Growth Series	Long-term capital growth	Virtus Investment Advisers, Inc.
		Subadvisor:	Kayne Anderson Rudnick Investment Management LLC
Virtus Small-Cap Value Series	Long-term capital appreciation.	Virtus Investment Advisers, Inc.
		Subadvisor:	Kayne Anderson Rudnick Investment Management LLC
Virtus Strategic Allocation Series	High total return over an extended period of time consistent with prudent investment risk	Virtus Investment Advisers, Inc.
		Subadvisor(s):	Euclid Advisors LLC (equity portion) and New Fleet Asset Management LLC (fixed income portion)
Wanger International	Long-term growth of capital	Columbia Wanger Asset Management, LLC
Wanger International Select	Long-term growth of capital	Columbia Wanger Asset Management, LLC
Wanger Select	Long-term growth of capital	Columbia Wanger Asset Management, LLC
Wanger USA	Long-term growth of capital	Columbia Wanger Asset Management, LLC
[1]	This fund was closed to new investors on May 1, 2006.
[2]	Contract/policy owners who had value allocated to a fund before its applicable closure date, the following restrictions apply: (1) only regular premium payments are allowed into the fund; (2) no transfers from other funds are allowed into the fund; (3) existing allocation percentages may only be reduced and the fund may not be added to an allocation schedule; (4) existing DCA percentages may only be reduced and the fund may not be added to a DCA allocation schedule; and (5) existing rebalancing percentages may only be reduced and the fund may not be added to the rebalancing allocation schedule.
[3]	Subadvisor name change effective April 30, 2013. Previously known as Summit Investment Advisors, Inc.
[4]	Name change effective August 11, 2014. Previously known as DWS Equity 500 Index VIP.
[5]	Name change effective August 11, 2014. Previously known as DWS Small Cap Index VIP.
[6]	Name change effective May 1, 2014. Previously known as Franklin Flex Cap Growth Securities Fund.
[7]	Name change effective May 1, 2014. Previously known as Franklin Income Securities Fund.
[8]	Name change effective May 1, 2014. Previously known as Mutual Shares Securities Fund.
[9]	Name change effective October 30, 2013. Previously known as Guggenheim U.S. Long Short Momentum Fund.
[10]	Name change effective May 1, 2014. Previously known as Templeton Developing Markets Securities Fund.
[11]	Name change effective May 1, 2014. Previously known as Templeton Foreign Securities Fund.
[12]	Name change effective May 1, 2014. Previously known as Templeton Growth Securities Fund.
*	This is intended as an inactive textual reference only.
A-3

APPENDIX B – Deductions for Taxes – Qualified and Non-qualified Annuity Contracts

State	Upon Premium Payment	Upon Annuitization	Non-qualified	Qualified
California		X	2.35%	0.50%
Florida[3]		X	1.00	1.00
Maine	X		2.00
Nevada		X	3.50
South Dakota	X		1.25 [1]
Texas		X	0.04 [2]	0.04
West Virginia		X	1.00	1.00
Wyoming		X	1.00
Commonwealth of Puerto Rico		X	1.00	1.00
NOTE:	The above tax deduction rates are as of January 1, 2014. No tax deductions are made for states not listed above. However, tax statutes are subject to amendment by legislative act and to judicial and administrative interpretation, which may affect both the above lists of states and the applicable tax rates. Consequently, we reserve the right to deduct tax when necessary to reflect changes in state tax laws or interpretation.
For a more detailed explanation of the assessment of taxes, see “Deductions and Charges—Tax.”
[1]	South Dakota law exempts premiums received on qualified contracts from premium tax. Additionally, South Dakota law provides a lower rate of 0.8% that applies to premium payments received in excess of $500,000 in a single calendar year.
[2]	Texas charges an insurance department “maintenance fee” of .04% on annuity considerations, but the department allows this to be paid upon annuitization.
[3]	Florida, while imposing a tax, grants exemption from the tax if the insurer can show the savings from the exemption is passed on to Florida policy owners.
B-1

APPENDIX C – Accumulation Unit Values

The following tables give the historical unit values for a single share of each of the available subaccounts. More information can be obtained in the Statement of Additional Information (“SAI”). You may obtain a copy of the SAI free of charge by calling 800/541-0171 or by writing to:
PHL Variable Insurance Company
Annuity Operations Division
PO Box 8027
Boston, MA 02266-8027
Death Benefit Option 1 Contracts
Subaccount	Subaccount Unit Value Beginning of Period	Subaccount Unit Value End of Period	Units Outstanding at End of Period (Thousands)
Alger Capital Appreciation Portfolio – Class I-2 Shares**
From 01/01/2004 To 12/31/2004	$ 1.787	$1.912	700
From 01/01/2005 To 12/31/2005	$ 1.912	$2.165	610
From 01/01/2006 To 12/31/2006	$ 2.165	$2.553	621
From 01/01/2007 To 12/31/2007	$ 2.553	$3.372	426
From 01/01/2008 To 12/31/2008	$ 3.372	$1.830	285
From 01/01/2009 To 12/31/2009	$ 1.830	$2.734	202
From 01/01/2010 To 12/31/2010	$ 2.734	$3.084	155
From 01/01/2011 To 12/30/2011	$ 3.084	$3.041	112
From 01/01/2012 To 12/31/2012	$ 3.041	$3.558	66
From 01/01/2013 To 12/31/2013	$ 3.558	$4.757	51
AllianceBernstein VPS Balanced Wealth Strategy Portfolio – Class B
From 01/01/2008* To 12/31/2008	N/A	-	-
From 01/01/2009 To 12/31/2009	$ 0.748	$0.921	6
From 01/01/2010 To 12/31/2010	$ 0.921	$1.004	6
From 01/01/2011 To 12/30/2011	$ 1.004	$0.963	7
From 01/01/2012 To 12/31/2012	$ 0.963	$1.080	422
From 01/01/2013 To 12/31/2013	$ 1.080	$1.241	571
Calvert VP S&P MidCap 400 Index Portfolio – Class I Shares**
From 01/01/2008* To 12/31/2008	N/A	$0.699	15
From 01/01/2009 To 12/31/2009	$ 0.699	$0.942	24
From 01/01/2010 To 12/31/2010	$ 0.942	$1.174	31
From 01/01/2011 To 12/30/2011	$ 1.174	$1.135	26
From 01/01/2012 To 12/31/2012	$ 1.135	$1.317	35
From 01/01/2013 To 12/31/2013	$ 1.317	$1.730	105
Deutsche Equity 500 Index VIP – Class A**
From 01/01/2004 To 12/31/2004	$ 1.978	$2.164	2,303
From 01/01/2005 To 12/31/2005	$ 2.164	$2.241	3,578
From 01/01/2006 To 12/31/2006	$ 2.241	$2.560	6,086
From 01/01/2007 To 12/31/2007	$ 2.560	$2.666	6,383
From 01/01/2008 To 12/31/2008	$ 2.666	$1.657	6,020
From 01/01/2009 To 12/31/2009	$ 1.657	$2.070	5,410
From 01/01/2010 To 12/31/2010	$ 2.070	$2.348	4,786
From 01/01/2011 To 12/30/2011	$ 2.348	$2.365	4,238
From 01/01/2012 To 12/31/2012	$ 2.365	$2.707	3,461
From 01/01/2013 To 12/31/2013	$ 2.707	$3.531	2,671

Subaccount	Subaccount Unit Value Beginning of Period	Subaccount Unit Value End of Period	Units Outstanding at End of Period (Thousands)
Deutsche Small Cap Index VIP – Class A**
From 01/01/2008* To 12/31/2008	N/A	$0.734	1
From 01/01/2009 To 12/31/2009	$ 0.734	$0.919	21
From 01/01/2010 To 12/31/2010	$ 0.919	$1.149	35
From 01/01/2011 To 12/30/2011	$ 1.149	$1.087	50
From 01/01/2012 To 12/31/2012	$ 1.087	$1.249	47
From 01/01/2013 To 12/31/2013	$ 1.249	$1.713	54
Federated Fund for U.S. Government Securities II
From 01/01/2004 To 12/31/2004	$ 2.165	$2.218	8,588
From 01/01/2005 To 12/31/2005	$ 2.218	$2.238	13,728
From 01/01/2006 To 12/31/2006	$ 2.238	$2.306	18,148
From 01/01/2007 To 12/31/2007	$ 2.306	$2.423	19,397
From 01/01/2008 To 12/31/2008	$ 2.423	$2.499	15,212
From 01/01/2009 To 12/31/2009	$ 2.499	$2.601	12,978
From 01/01/2010 To 12/31/2010	$ 2.601	$2.705	11,703
From 01/01/2011 To 12/30/2011	$ 2.705	$2.830	10,205
From 01/01/2012 To 12/31/2012	$ 2.830	$2.882	8,809
From 01/01/2013 To 12/31/2013	$ 2.882	$2.792	7,714
Federated High Income Bond Fund II – Primary Shares
From 01/01/2004 To 12/31/2004	$ 2.413	$2.636	1,263
From 01/01/2005 To 12/31/2005	$ 2.636	$2.676	1,226
From 01/01/2006 To 12/31/2006	$ 2.676	$2.933	1,124
From 01/01/2007 To 12/31/2007	$ 2.933	$3.000	770
From 01/01/2008 To 12/31/2008	$ 3.000	$2.196	759
From 01/01/2009 To 12/31/2009	$ 2.196	$3.319	684
From 01/01/2010 To 12/31/2010	$ 3.319	$3.766	430
From 01/01/2011 To 12/30/2011	$ 3.766	$3.917	244
From 01/01/2012 To 12/31/2012	$ 3.917	$4.444	194
From 01/01/2013 To 12/31/2013	$ 4.444	$4.702	180
Federated Prime Money Fund II
From 01/01/2010* To 12/31/2010	N/A	$0.989	7,324
From 01/01/2011 To 12/30/2011	$ 0.989	$0.979	6,838
From 01/01/2012 To 12/31/2012	$ 0.979	$0.968	7,006
From 01/01/2013 To 12/31/2013	$ 0.968	$0.957	6,532
Fidelity ® VIP Contrafund® Portfolio – Service Class
From 01/01/2004 To 12/31/2004	$ 2.334	$2.662	1,591
From 01/01/2005 To 12/31/2005	$ 2.662	$3.077	2,180
From 01/01/2006 To 12/31/2006	$ 3.077	$3.396	2,755
From 01/01/2007 To 12/31/2007	$ 3.396	$3.946	2,706
From 01/01/2008 To 12/31/2008	$ 3.946	$2.240	2,418
From 01/01/2009 To 12/31/2009	$ 2.240	$3.005	1,982
From 01/01/2010 To 12/31/2010	$ 3.005	$3.481	1,421
From 01/01/2011 To 12/30/2011	$ 3.481	$3.352	1,171
From 01/01/2012 To 12/31/2012	$ 3.352	$3.855	935
From 01/01/2013 To 12/31/2013	$ 3.855	$5.001	699

Subaccount	Subaccount Unit Value Beginning of Period	Subaccount Unit Value End of Period	Units Outstanding at End of Period (Thousands)
Fidelity ® VIP Growth Opportunities Portfolio – Service Class
From 01/01/2004 To 12/31/2004	$ 2.014	$2.132	297
From 01/01/2005 To 12/31/2005	$ 2.132	$2.295	1,439
From 01/01/2006 To 12/31/2006	$ 2.295	$2.391	3,945
From 01/01/2007 To 12/31/2007	$ 2.391	$2.909	6,772
From 01/01/2008 To 12/31/2008	$ 2.909	$1.293	7,376
From 01/01/2009 To 12/31/2009	$ 1.293	$1.863	6,774
From 01/01/2010 To 12/31/2010	$ 1.863	$2.279	5,870
From 01/01/2011 To 12/30/2011	$ 2.279	$2.303	5,102
From 01/01/2012 To 12/31/2012	$ 2.303	$2.721	4,255
From 01/01/2013 To 12/31/2013	$ 2.721	$3.708	3,226
Fidelity ® VIP Growth Portfolio – Service Class
From 01/01/2004 To 12/31/2004	$ 1.836	$1.875	3,247
From 01/01/2005 To 12/31/2005	$ 1.875	$1.960	3,677
From 01/01/2006 To 12/31/2006	$ 1.960	$2.069	3,331
From 01/01/2007 To 12/31/2007	$ 2.069	$2.596	2,905
From 01/01/2008 To 12/31/2008	$ 2.596	$1.355	2,793
From 01/01/2009 To 12/31/2009	$ 1.355	$1.717	2,535
From 01/01/2010 To 12/31/2010	$ 1.717	$2.107	2,116
From 01/01/2011 To 12/30/2011	$ 2.107	$2.086	1,526
From 01/01/2012 To 12/31/2012	$ 2.086	$2.364	1,258
From 01/01/2013 To 12/31/2013	$ 2.364	$3.184	1,008
Fidelity ® VIP Investment Grade Bond Portfolio – Service Class
From 01/1/2007* To 12/31/2007	N/A	$1.035	4,087
From 01/01/2008 To 12/31/2008	$ 1.035	$0.989	4,318
From 01/01/2009 To 12/31/2009	$ 0.989	$1.132	3,507
From 01/01/2010 To 12/31/2010	$ 1.132	$1.205	3,222
From 01/01/2011 To 12/30/2011	$ 1.205	$1.278	3,141
From 01/01/2012 To 12/31/2012	$ 1.278	$1.337	2,795
From 01/01/2013 To 12/31/2013	$ 1.337	$1.297	2,231
Franklin Flex Cap Growth VIP Fund – Class 2**
From 01/1/2008* To 12/31/2008	N/A	$0.728	4
From 01/01/2009 To 12/31/2009	$ 0.728	$0.958	5
From 01/01/2010 To 12/31/2010	$ 0.958	$1.101	5
From 01/01/2011 To 12/30/2011	$ 1.101	$1.036	7
From 01/01/2012 To 12/31/2012	$ 1.036	$1.120	4
From 01/01/2013 To 12/31/2013	$ 1.120	$1.523	10
Franklin Income VIP Fund – Class 2**
From 01/1/2006* To 12/31/2006	N/A	$1.112	267
From 01/01/2007 To 12/31/2007	$ 1.112	$1.141	1,937
From 01/01/2008 To 12/31/2008	$ 1.141	$0.794	1,669
From 01/01/2009 To 12/31/2009	$ 0.794	$1.065	1,354
From 01/01/2010 To 12/31/2010	$ 1.065	$1.186	1,232
From 01/01/2011 To 12/30/2011	$ 1.186	$1.201	1,081
From 01/01/2012 To 12/31/2012	$ 1.201	$1.338	963
From 01/01/2013 To 12/31/2013	$ 1.338	$1.508	781

Subaccount	Subaccount Unit Value Beginning of Period	Subaccount Unit Value End of Period	Units Outstanding at End of Period (Thousands)
Franklin Mutual Shares VIP Fund – Class 2**
From 01/01/2004 To 12/31/2004	$ 2.224	$2.477	711
From 01/01/2005 To 12/31/2005	$ 2.477	$2.709	1,030
From 01/01/2006 To 12/31/2006	$ 2.709	$3.171	1,336
From 01/01/2007 To 12/31/2007	$ 3.171	$3.245	1,866
From 01/01/2008 To 12/31/2008	$ 3.245	$2.019	1,578
From 01/01/2009 To 12/31/2009	$ 2.019	$2.516	1,340
From 01/01/2010 To 12/31/2010	$ 2.516	$2.767	1,014
From 01/01/2011 To 12/30/2011	$ 2.767	$2.709	917
From 01/01/2012 To 12/31/2012	$ 2.709	$3.060	795
From 01/01/2013 To 12/31/2013	$ 3.060	$3.882	592
Guggenheim VT Long Short Equity Fund**
From 01/01/2004 To 12/31/2004	$ 1.154	$1.263	133
From 01/01/2005 To 12/31/2005	$ 1.263	$1.421	242
From 01/01/2006 To 12/31/2006	$ 1.421	$1.565	377
From 01/01/2007 To 12/31/2007	$ 1.565	$1.900	145
From 01/01/2008 To 12/31/2008	$ 1.900	$1.114	115
From 01/01/2009 To 12/31/2009	$ 1.114	$1.402	87
From 01/01/2010 To 12/31/2010	$ 1.402	$1.542	61
From 01/01/2011 To 12/30/2011	$ 1.542	$1.425	35
From 01/01/2012 To 12/31/2012	$ 1.425	$1.472	29
From 01/01/2013 To 12/31/2013	$ 1.472	$1.710	11
Ibbotson Aggressive Growth ETF Asset Allocation Portfolio – Class II
From 01/01/2010* To 12/31/2010	N/A	$1.047	2,150
From 01/01/2011 To 12/30/2011	$ 1.047	$0.984	1,863
From 01/01/2012 To 12/31/2012	$ 0.984	$1.111	1,722
From 01/01/2013 To 12/31/2013	$ 1.111	$1.298	1,349
Ibbotson Balanced ETF Asset Allocation Portfolio – Class II
From 01/01/2010* To 12/31/2010	N/A	$1.025	1,396
From 01/01/2011 To 12/30/2011	$ 1.025	$1.005	1,600
From 01/01/2012 To 12/31/2012	$ 1.005	$1.101	1,606
From 01/01/2013 To 12/31/2013	$ 1.101	$1.218	1,581
Ibbotson Growth ETF Asset Allocation Portfolio – Class II
From 01/01/2010* To 12/31/2010	N/A	$1.040	2,677
From 01/01/2011 To 12/30/2011	$ 1.040	$0.991	2,289
From 01/01/2012 To 12/31/2012	$ 0.991	$1.107	1,918
From 01/01/2013 To 12/31/2013	$ 1.107	$1.275	1,909
Ibbotson Income and Growth ETF Asset Allocation Portfolio – Class II
From 01/01/2010* To 12/31/2010	N/A	$1.011	1,751
From 01/01/2011 To 12/30/2011	$ 1.011	$1.011	2,218
From 01/01/2012 To 12/31/2012	$ 1.011	$1.079	2,881
From 01/01/2013 To 12/31/2013	$ 1.079	$1.145	2,291
Invesco V.I. American Franchise Fund – Series I Shares**
From 01/01/2012* To 12/31/2012	N/A	$0.977	7,173
From 01/01/2013 To 12/31/2013	$ 0.977	$1.354	5,402

Subaccount	Subaccount Unit Value Beginning of Period	Subaccount Unit Value End of Period	Units Outstanding at End of Period (Thousands)
Invesco V.I. Core Equity Fund – Series I Shares**
From 01/01/2006* To 12/31/2006	N/A	$1.088	2,592
From 01/01/2007 To 12/31/2007	$ 1.088	$1.163	2.293
From 01/01/2008 To 12/31/2008	$ 1.163	$0.803	2,055
From 01/01/2009 To 12/31/2009	$ 0.803	$1.020	1,771
From 01/01/2010 To 12/31/2010	$ 1.020	$1.105	1,500
From 01/01/2011 To 12/30/2011	$ 1.105	$1.092	1,272
From 01/01/2012 To 12/31/2012	$ 1.092	$1.230	1,056
From 01/01/2013 To 12/31/2013	$ 1.230	$1.572	794
Invesco V.I. Mid Cap Core Equity Fund – Series I Shares**
From 01/01/2004 To 12/31/2004	$ 2.000	$1.017	1,293
From 01/01/2005 To 12/31/2005	$ 1.017	$1.082	1,430
From 01/01/2006 To 12/31/2006	$ 1.082	$1.190	1,318
From 01/01/2007 To 12/31/2007	$ 1.190	$1.290	1,155
From 01/01/2008 To 12/31/2008	$ 1.290	$0.912	855
From 01/01/2009 To 12/31/2009	$ 0.912	$1.174	757
From 01/01/2010 To 12/31/2010	$ 1.174	$1.325	649
From 01/01/2011 To 12/30/2011	$ 1.325	$1.227	289
From 01/01/2012 To 12/31/2012	$ 1.227	$1.347	234
From 01/01/2013 To 12/31/2013	$ 1.347	$1.715	210
Invesco V.I. Equity and Income Fund – Series II Shares**
From 01/01/2006* To 12/31/2006	N/A	$1.074	32
From 01/01/2007 To 12/31/2007	$ 1.074	$1.097	45
From 01/01/2008 To 12/31/2008	$ 1.097	$0.839	77
From 01/01/2009 To 12/31/2009	$ 0.839	$1.017	63
From 01/01/2010 To 12/31/2010	$ 1.017	$1.126	84
From 01/01/2011 To 12/30/2011	$ 1.126	$1.100	61
From 01/01/2012 To 12/31/2012	$ 1.100	$1.222	45
From 01/01/2013 To 12/31/2013	$ 1.222	$1.510	19
Lazard Retirement U.S. Small-Mid Cap Equity Portfolio – Service Shares**
From 01/01/2005* To 12/31/2005	N/A	$1.094	667
From 01/01/2006 To 12/31/2006	$ 1.094	$1.256	769
From 01/01/2007 To 12/31/2007	$ 1.256	$1.153	640
From 01/01/2008 To 12/31/2008	$ 1.153	$0.724	413
From 01/01/2009 To 12/31/2009	$ 0.724	$1.094	327
From 01/01/2010 To 12/31/2010	$ 1.094	$1.338	257
From 01/01/2011 To 12/30/2011	$ 1.338	$1.203	231
From 01/01/2012 To 12/31/2012	$ 1.203	$1.314	207
From 01/01/2013 To 12/31/2013	$ 1.314	$1.755	147
Lord Abbett Series Fund Bond Debenture Portfolio – Class VC Shares
From 01/01/2005* To 12/31/2005	N/A	$1.023	1,413
From 01/01/2006 To 12/31/2006	$ 1.023	$1.106	1,384
From 01/01/2007 To 12/31/2007	$ 1.106	$1.161	1,420
From 01/01/2008 To 12/31/2008	$ 1.161	$0.947	1,280
From 01/01/2009 To 12/31/2009	$ 0.947	$1.258	1,138
From 01/01/2010 To 12/31/2010	$ 1.258	$1.398	1,013
From 01/01/2011 To 12/30/2011	$ 1.398	$1.443	699
From 01/01/2012 To 12/31/2012	$ 1.443	$1.606	542
From 01/01/2013 To 12/31/2013	$ 1.606	$1.718	526

Subaccount	Subaccount Unit Value Beginning of Period	Subaccount Unit Value End of Period	Units Outstanding at End of Period (Thousands)
Lord Abbett Series Fund Growth and Income Portfolio – Class VC Shares
From 01/01/2005* To 12/31/2005	N/A	$1.050	16,566
From 01/01/2006 To 12/31/2006	$ 1.050	$1.218	20,504
From 01/01/2007 To 12/31/2007	$ 1.218	$1.246	25,984
From 01/01/2008 To 12/31/2008	$ 1.246	$0.783	24,894
From 01/01/2009 To 12/31/2009	$ 0.783	$0.921	22,814
From 01/01/2010 To 12/31/2010	$ 0.921	$1.070	20,230
From 01/01/2011 To 12/30/2011	$ 1.070	$0.994	18,020
From 01/01/2012 To 12/31/2012	$ 0.994	$1.102	15,810
From 01/01/2013 To 12/31/2013	$ 1.102	$1.481	11,863
Lord Abbett Series Fund Mid Cap Stock Portfolio – Class VC Shares**
From 01/01/2005* To 12/31/2005	N/A	$1.083	2,218
From 01/01/2006 To 12/31/2006	$ 1.083	$1.203	2,082
From 01/01/2007 To 12/31/2007	$ 1.203	$1.196	2,005
From 01/01/2008 To 12/31/2008	$ 1.196	$0.717	1,433
From 01/01/2009 To 12/31/2009	$ 0.717	$0.898	902
From 01/01/2010 To 12/31/2010	$ 0.898	$1.115	756
From 01/01/2011 To 12/30/2011	$ 1.115	$1.058	618
From 01/01/2012 To 12/31/2012	$ 1.058	$1.199	518
From 01/01/2013 To 12/31/2013	$ 1.199	$1.545	469
Neuberger Berman AMT Guardian Portfolio – S Class
From 01/01/2006* To 12/31/2006	N/A	$1.057	23
From 01/01/2007 To 12/31/2007	$ 1.057	$1.120	3,595
From 01/01/2008 To 12/31/2008	$ 1.120	$0.694	3,914
From 01/01/2009 To 12/31/2009	$ 0.694	$0.889	3,638
From 01/01/2010 To 12/31/2010	$ 0.889	$1.046	3,382
From 01/01/2011 To 12/30/2011	$ 1.046	$1.002	3,295
From 01/01/2012 To 12/31/2012	$ 1.002	$1.116	2,714
From 01/01/2013 To 12/31/2013	$ 1.116	$1.530	2,156
Neuberger Berman AMT Small Cap Growth Portfolio – S Class**
From 01/01/2006* To 12/31/2006	N/A	-	-
From 01/01/2007 To 12/31/2007	$ 1.000	$0.959	3
From 01/01/2008 To 12/31/2008	$ 0.959	$0.574	10
From 01/01/2009 To 12/31/2009	$ 0.574	$0.697	15
From 01/01/2010 To 12/31/2010	$ 0.697	$0.825	95
From 01/01/2011 To 12/30/2011	$ 0.825	$0.807	16
From 01/01/2012 To 12/31/2012	$ 0.807	$0.869	-
From 01/01/2013 To 12/31/2013	$ 0.869	$1.253	19
Oppenheimer Capital Appreciation Fund/VA – Service Shares
From 01/01/2006* To 12/31/2006	N/A	$1.017	94
From 01/01/2007 To 12/31/2007	$ 1.017	$1.146	141
From 01/01/2008 To 12/31/2008	$ 1.146	$0.616	118
From 01/01/2009 To 12/31/2009	$ 0.616	$0.878	127
From 01/01/2010 To 12/31/2010	$ 0.878	$0.947	258
From 01/01/2011 To 12/30/2011	$ 0.947	$0.924	218
From 01/01/2012 To 12/31/2012	$ 0.924	$1.040	196
From 01/01/2013 To 12/31/2013	$ 1.040	$1.332	176

Subaccount	Subaccount Unit Value Beginning of Period	Subaccount Unit Value End of Period	Units Outstanding at End of Period (Thousands)
Oppenheimer Global Fund/VA – Service Shares**
From 01/01/2006* To 12/31/2006	N/A	$1.065	148
From 01/01/2007 To 12/31/2007	$ 1.065	$1.117	178
From 01/01/2008 To 12/31/2008	$ 1.117	$0.659	169
From 01/01/2009 To 12/31/2009	$ 0.659	$0.908	214
From 01/01/2010 To 12/31/2010	$ 0.908	$1.040	223
From 01/01/2011 To 12/30/2011	$ 1.040	$0.940	100
From 01/01/2012 To 12/31/2012	$ 0.940	$1.125	31
From 01/01/2013 To 12/31/2013	$ 1.125	$1.413	41
Oppenheimer Main Street Small Cap Fund®/VA – Service Shares**
From 01/01/2006* To 12/31/2006	N/A	$0.999	20
From 01/01/2007 To 12/31/2007	$ 0.999	$0.975	3,146
From 01/01/2008 To 12/31/2008	$ 0.975	$0.598	3,551
From 01/01/2009 To 12/31/2009	$ 0.598	$0.809	3,211
From 01/01/2010 To 12/31/2010	$ 0.809	$0.985	2,882
From 01/01/2011 To 12/30/2011	$ 0.985	$0.951	2,593
From 01/01/2012 To 12/31/2012	$ 0.951	$1.106	2,153
From 01/01/2013 To 12/31/2013	$ 1.106	$1.539	1,773
PIMCO CommodityRealReturn® Strategy Portfolio – Advisor Class
From 01/01/2006* To 12/31/2006	N/A	$0.953	26
From 01/01/2007 To 12/31/2007	$ 0.953	$1.160	2,107
From 01/01/2008 To 12/31/2008	$ 1.160	$0.644	2,091
From 01/01/2009 To 12/31/2009	$ 0.644	$0.903	2,249
From 01/01/2010 To 12/31/2010	$ 0.903	$1.109	1,963
From 01/01/2011 To 12/30/2011	$ 1.109	$1.014	1,600
From 01/01/2012 To 12/31/2012	$ 1.014	$1.054	1,469
From 01/01/2013 To 12/31/2013	$ 1.054	$0.889	1,525
PIMCO Real Return Portfolio – Advisor Class
From 01/01/2006* To 12/31/2006	N/A	$1.016	135
From 01/01/2007 To 12/31/2007	$ 1.016	$1.111	170
From 01/01/2008 To 12/31/2008	$ 1.111	$1.020	183
From 01/01/2009 To 12/31/2009	$ 1.020	$1.193	385
From 01/01/2010 To 12/31/2010	$ 1.193	$1.274	108
From 01/01/2011 To 12/30/2011	$ 1.274	$1.406	366
From 01/01/2012 To 12/31/2012	$ 1.406	$1.511	382
From 01/01/2013 To 12/31/2013	$ 1.511	$1.355	134
PIMCO Total Return Portfolio – Advisor Class
From 01/01/2006* To 12/31/2006	N/A	$1.034	259
From 01/01/2007 To 12/31/2007	$ 1.034	$1.111	668
From 01/01/2008 To 12/31/2008	$ 1.111	$1.150	905
From 01/01/2009 To 12/31/2009	$ 1.150	$1.296	1,184
From 01/01/2010 To 12/31/2010	$ 1.296	$1.385	739
From 01/01/2011 To 12/30/2011	$ 1.385	$1.417	668
From 01/01/2012 To 12/31/2012	$ 1.417	$1.535	675
From 01/01/2013 To 12/31/2013	$ 1.535	$1.487	337

Subaccount	Subaccount Unit Value Beginning of Period	Subaccount Unit Value End of Period	Units Outstanding at End of Period (Thousands)
Rydex VT Inverse Government Long Bond Strategy Fund**
From 01/01/2004 To 12/31/2004	$ 1.053	$0.930	929
From 01/01/2005 To 12/31/2005	$ 0.930	$0.872	771
From 01/01/2006 To 12/31/2006	$ 0.872	$0.932	534
From 01/01/2007 To 12/31/2007	$ 0.932	$0.880	418
From 01/01/2008 To 12/31/2008	$ 0.880	$0.607	319
From 01/01/2009 To 12/31/2009	$ 0.607	$0.717	331
From 01/01/2010 To 12/31/2010	$ 0.717	$0.619	284
From 01/01/2011 To 12/30/2011	$ 0.619	$0.426	299
From 01/01/2012 To 12/31/2012	$ 0.426	$0.395	339
From 01/01/2013 To 12/31/2013	$ 0.395	$0.450	270
Rydex VT Nova Fund
From 01/01/2004 To 12/31/2004	$ 1.216	$1.379	281
From 01/01/2005 To 12/31/2005	$ 1.379	$1.418	300
From 01/01/2006 To 12/31/2006	$ 1.418	$1.673	289
From 01/01/2007 To 12/31/2007	$ 1.673	$1.673	290
From 01/01/2008 To 12/31/2008	$ 1.673	$0.753	204
From 01/01/2009 To 12/31/2009	$ 0.753	$1.009	173
From 01/01/2010 To 12/31/2010	$ 1.009	$1.198	173
From 01/01/2011 To 12/30/2011	$ 1.198	$1.171	27
From 01/01/2012 To 12/31/2012	$ 1.171	$1.415	26
From 01/01/2013 To 12/31/2013	$ 1.415	$2.085	26
Sentinel Variable Products Balanced Fund
From 01/01/2007* To 12/31/2007	N/A	$1.017	275
From 01/01/2008 To 12/31/2008	$ 1.017	$0.765	108
From 01/01/2009 To 12/31/2009	$ 0.765	$0.919	70
From 01/01/2010 To 12/31/2010	$ 0.919	$1.020	76
From 01/01/2011 To 12/30/2011	$ 1.020	$1.049	79
From 01/01/2012 To 12/31/2012	$ 1.049	$1.157	16
From 01/01/2013 To 12/31/2013	$ 1.157	$1.360	12
Sentinel Variable Products Bond Fund
From 01/01/2007* To 12/31/2007	N/A	$1.021	208
From 01/01/2008 To 12/31/2008	$ 1.021	$1.044	1,190
From 01/01/2009 To 12/31/2009	$ 1.044	$1.147	1,156
From 01/01/2010 To 12/31/2010	$ 1.147	$1.217	833
From 01/01/2011 To 12/30/2011	$ 1.217	$1.289	791
From 01/01/2012 To 12/31/2012	$ 1.289	$1.358	694
From 01/01/2013 To 12/31/2013	$ 1.358	$1.338	417
Sentinel Variable Products Common Stock Fund
From 01/01/2007* To 12/31/2007	N/A	$1.023	693
From 01/01/2008 To 12/31/2008	$ 1.023	$0.678	2,050
From 01/01/2009 To 12/31/2009	$ 0.678	$0.856	2,285
From 01/01/2010 To 12/31/2010	$ 0.856	$0.981	2,041
From 01/01/2011 To 12/30/2011	$ 0.981	$0.990	2,063
From 01/01/2012 To 12/31/2012	$ 0.990	$1.127	1,502
From 01/01/2013 To 12/31/2013	$ 1.127	$1.468	1,376

Subaccount	Subaccount Unit Value Beginning of Period	Subaccount Unit Value End of Period	Units Outstanding at End of Period (Thousands)
Sentinel Variable Products Mid Cap Fund**
From 01/01/2007* To 12/31/2007	N/A	$1.078	20
From 01/01/2008 To 12/31/2008	$ 1.078	$0.575	92
From 01/01/2009 To 12/31/2009	$ 0.575	$0.743	128
From 01/01/2010 To 12/31/2010	$ 0.743	$0.908	249
From 01/01/2011 To 12/30/2011	$ 0.908	$0.930	108
From 01/01/2012 To 12/31/2012	$ 0.930	$1.033	73
From 01/01/2013 To 12/31/2013	$ 1.033	$1.352	67
Sentinel Variable Products Small Company Fund
From 01/01/2007* To 12/31/2007	N/A	$1.006	133
From 01/01/2008 To 12/31/2008	$ 1.006	$0.673	281
From 01/01/2009 To 12/31/2009	$ 0.673	$0.847	323
From 01/01/2010 To 12/31/2010	$ 0.847	$1.036	342
From 01/01/2011 To 12/30/2011	$ 1.036	$1.056	242
From 01/01/2012 To 12/31/2012	$ 1.056	$1.164	173
From 01/01/2013 To 12/31/2013	$ 1.164	$1.551	132
Templeton Developing Markets VIP Fund – Class 2**
From 01/01/2006* To 12/31/2006	N/A	$1.069	91
From 01/01/2007 To 12/31/2007	$ 1.069	$1.362	446
From 01/01/2008 To 12/31/2008	$ 1.362	$0.637	410
From 01/01/2009 To 12/31/2009	$ 0.637	$1.087	415
From 01/01/2010 To 12/31/2010	$ 1.087	$1.265	261
From 01/01/2011 To 12/30/2011	$ 1.265	$1.052	193
From 01/01/2012 To 12/31/2012	$ 1.052	$1.178	128
From 01/01/2013 To 12/31/2013	$ 1.178	$1.154	173
Templeton Foreign VIP Fund – Class 2**
From 01/01/2004 To 12/31/2004	$ 2.148	$2.519	1,246
From 01/01/2005 To 12/31/2005	$ 2.519	$2.744	1,599
From 01/01/2006 To 12/31/2006	$ 2.744	$3.296	1,452
From 01/01/2007 To 12/31/2007	$ 3.296	$3.764	1,315
From 01/01/2008 To 12/31/2008	$ 3.764	$2.219	1,167
From 01/01/2009 To 12/31/2009	$ 2.219	$3.008	979
From 01/01/2010 To 12/31/2010	$ 3.008	$3.225	843
From 01/01/2011 To 12/30/2011	$ 3.225	$2.850	578
From 01/01/2012 To 12/31/2012	$ 2.850	$3.333	435
From 01/01/2013 To 12/31/2013	$ 3.333	$4.054	352
Templeton Growth VIP Fund – Class 2**
From 01/01/2004 To 12/31/2004	$ 2.146	$2.463	947
From 01/01/2005 To 12/31/2005	$ 2.463	$2.652	983
From 01/01/2006 To 12/31/2006	$ 2.652	$3.194	988
From 01/01/2007 To 12/31/2007	$ 3.194	$3.233	1,288
From 01/01/2008 To 12/31/2008	$ 3.233	$1.844	1,160
From 01/01/2009 To 12/31/2009	$ 1.844	$2.391	886
From 01/01/2010 To 12/31/2010	$ 2.391	$2.540	748
From 01/01/2011 To 12/30/2011	$ 2.540	$2.337	711
From 01/01/2012 To 12/31/2012	$ 2.337	$2.798	590
From 01/01/2013 To 12/31/2013	$ 2.798	$3.620	470

Subaccount	Subaccount Unit Value Beginning of Period	Subaccount Unit Value End of Period	Units Outstanding at End of Period (Thousands)
Virtus Capital Growth Series – Class A Shares**
From 01/01/2004 To 12/31/2004	$1.879	$1.950	1,055
From 01/01/2005 To 12/31/2005	$1.950	$2.001	1,070
From 01/01/2006 To 12/31/2006	$2.001	$2.042	2,708
From 01/01/2007 To 12/31/2007	$2.042	$2.237	2,363
From 01/01/2008 To 12/31/2008	$2.237	$1.310	2,066
From 01/01/2009 To 12/31/2009	$1.310	$1.684	1,727
From 01/01/2010 To 12/31/2010	$1.684	$1.913	1,467
From 01/01/2011 To 12/30/2011	$1.913	$1.805	1,262
From 01/01/2012 To 12/31/2012	$1.805	$2.031	1,101
From 01/01/2013 To 12/31/2013	$2.031	$2.600	841
Virtus Growth & Income Series – Class A Shares**
From 01/01/2004 To 12/31/2004	$1.965	$2.147	3,883
From 01/01/2005 To 12/31/2005	$2.147	$2.226	5,273
From 01/01/2006 To 12/31/2006	$2.226	$2.580	6,491
From 01/01/2007 To 12/31/2007	$2.580	$2.721	6,217
From 01/01/2008 To 12/31/2008	$2.721	$1.751	5,762
From 01/01/2009 To 12/31/2009	$1.751	$2.139	5,121
From 01/01/2010 To 12/31/2010	$2.139	$2.387	5,611
From 01/01/2011 To 12/30/2011	$2.387	$2.321	4,556
From 01/01/2012 To 12/31/2012	$2.321	$2.635	3,785
From 01/01/2013 To 12/31/2013	$2.635	$3.435	2,932
Virtus International Series – Class A Shares**
From 01/01/2004 To 12/31/2004	$2.250	$2.687	773
From 01/01/2005 To 12/31/2005	$2.687	$3.152	1,182
From 01/01/2006 To 12/31/2006	$3.152	$3.970	11,072
From 01/01/2007 To 12/31/2007	$3.970	$4.513	12,604
From 01/01/2008 To 12/31/2008	$4.513	$2.724	11,965
From 01/01/2009 To 12/31/2009	$2.724	$3.768	10,451
From 01/01/2010 To 12/31/2010	$3.768	$4.228	9,152
From 01/01/2011 To 12/30/2011	$4.228	$3.991	8,099
From 01/01/2012 To 12/31/2012	$3.991	$4.598	6,909
From 01/01/2013 To 12/31/2013	$4.598	$4.902	5,719
Virtus Multi-Sector Fixed Income Series – Class A Shares**
From 01/01/2004 To 12/31/2004	$2.640	$2.600	3,001
From 01/01/2005 To 12/31/2005	$2.600	$2.617	3,652
From 01/01/2006 To 12/31/2006	$2.617	$2.765	4,335
From 01/01/2007 To 12/31/2007	$2.765	$2.836	5,367
From 01/01/2008 To 12/31/2008	$2.836	$2.302	4,747
From 01/01/2009 To 12/31/2009	$2.302	$3.191	3,766
From 01/01/2010 To 12/31/2010	$3.191	$3.609	3,797
From 01/01/2011 To 12/30/2011	$3.609	$3.676	3,061
From 01/01/2012 To 12/31/2012	$3.676	$4.169	2,545
From 01/01/2013 To 12/31/2013	$4.169	$4.217	2,009

Subaccount	Subaccount Unit Value Beginning of Period	Subaccount Unit Value End of Period	Units Outstanding at End of Period (Thousands)
Virtus Real Estate Securities Series – Class A Shares**
From 01/01/2004 To 12/31/2004	$3.100	$4.130	1,261
From 01/01/2005 To 12/31/2005	$4.130	$4.701	1,669
From 01/01/2006 To 12/31/2006	$4.701	$6.373	2,165
From 01/01/2007 To 12/31/2007	$6.373	$5.313	2,299
From 01/01/2008 To 12/31/2008	$5.313	$3.316	2,104
From 01/01/2009 To 12/31/2009	$3.316	$4.234	2,029
From 01/01/2010 To 12/31/2010	$4.234	$5.361	1,587
From 01/01/2011 To 12/30/2011	$5.361	$5.825	1,263
From 01/01/2012 To 12/31/2012	$5.825	$6.739	1,052
From 01/01/2013 To 12/31/2013	$6.739	$6.725	883
Virtus Small-Cap Growth Series – Class A Shares**
From 01/01/2004 To 12/31/2004	$3.047	$3.077	706
From 01/01/2005 To 12/31/2005	$3.077	$3.519	861
From 01/01/2006 To 12/31/2006	$3.519	$4.158	1,276
From 01/01/2007 To 12/31/2007	$4.158	$4.774	1,099
From 01/01/2008 To 12/31/2008	$4.774	$2.600	965
From 01/01/2009 To 12/31/2009	$2.600	$3.147	849
From 01/01/2010 To 12/31/2010	$3.147	$3.534	947
From 01/01/2011 To 12/30/2011	$3.534	$4.075	727
From 01/01/2012 To 12/31/2012	$4.075	$4.506	576
From 01/01/2013 To 12/31/2013	$4.506	$6.249	460
Virtus Small-Cap Value Series – Class A Shares**
From 01/01/2004 To 12/31/2004	$2.741	$3.326	724
From 01/01/2005 To 12/31/2005	$3.326	$3.535	1,001
From 01/01/2006 To 12/31/2006	$3.535	$4.082	1,583
From 01/01/2007 To 12/31/2007	$4.082	$3.952	1,693
From 01/01/2008 To 12/31/2008	$3.952	$2.427	1,522
From 01/01/2009 To 12/31/2009	$2.427	$2.902	1,405
From 01/01/2010 To 12/31/2010	$2.902	$3.369	3,500
From 01/01/2011 To 12/30/2011	$3.369	$3.483	2,956
From 01/01/2012 To 12/31/2012	$3.483	$3.725	2,543
From 01/01/2013 To 12/31/2013	$3.725	$5.186	1,923
Virtus Strategic Allocation Series – Class A Shares**
From 01/01/2004 To 12/31/2004	$2.100	$2.231	989
From 01/01/2005 To 12/31/2005	$2.231	$2.246	1,006
From 01/01/2006 To 12/31/2006	$2.246	$2.504	869
From 01/01/2007 To 12/31/2007	$2.504	$2.624	576
From 01/01/2008 To 12/31/2008	$2.624	$1.935	496
From 01/01/2009 To 12/31/2009	$1.935	$2.383	379
From 01/01/2010 To 12/31/2010	$2.383	$2.668	351
From 01/01/2011 To 12/30/2011	$2.668	$2.689	306
From 01/01/2012 To 12/31/2012	$2.689	$3.016	230
From 01/01/2013 To 12/31/2013	$3.016	$3.520	218

Subaccount	Subaccount Unit Value Beginning of Period	Subaccount Unit Value End of Period	Units Outstanding at End of Period (Thousands)
Wanger International**
From 01/01/2004 To 12/31/2004	$2.555	$3.292	1,594
From 01/01/2005 To 12/31/2005	$3.292	$3.957	2,052
From 01/01/2006 To 12/31/2006	$3.957	$5.368	2,396
From 01/01/2007 To 12/31/2007	$5.368	$6.175	2,464
From 01/01/2008 To 12/31/2008	$6.175	$3.322	2,287
From 01/01/2009 To 12/31/2009	$3.322	$4.921	2,005
From 01/01/2010 To 12/31/2010	$4.921	$6.080	1,657
From 01/01/2011 To 12/30/2011	$6.080	$5.134	1,437
From 01/01/2012 To 12/31/2012	$5.134	$6.173	1,230
From 01/01/2013 To 12/31/2013	$6.173	$7.470	999
Wanger International Select
From 01/01/2004 To 12/31/2004	$2.424	$2.981	228
From 01/01/2005 To 12/31/2005	$2.981	$3.432	377
From 01/01/2006 To 12/31/2006	$3.432	$4.617	499
From 01/01/2007 To 12/31/2007	$4.617	$5.560	504
From 01/01/2008 To 12/31/2008	$5.560	$3.060	389
From 01/01/2009 To 12/31/2009	$3.060	$4.023	319
From 01/01/2010 To 12/31/2010	$4.023	$4.858	265
From 01/01/2011 To 12/30/2011	$4.858	$4.319	218
From 01/01/2012 To 12/31/2012	$4.319	$5.211	186
From 01/01/2013 To 12/31/2013	$5.211	$5.877	174
Wanger Select
From 01/01/2004 To 12/31/2004	$2.487	$2.934	507
From 01/01/2005 To 12/31/2005	$2.934	$3.207	618
From 01/01/2006 To 12/31/2006	$3.207	$3.796	749
From 01/01/2007 To 12/31/2007	$3.796	$4.107	809
From 01/01/2008 To 12/31/2008	$4.107	$2.069	685
From 01/01/2009 To 12/31/2009	$2.069	$3.400	560
From 01/01/2010 To 12/31/2010	$3.400	$4.257	436
From 01/01/2011 To 12/30/2011	$4.257	$3.466	301
From 01/01/2012 To 12/31/2012	$3.466	$4.060	242
From 01/01/2013 To 12/31/2013	$4.060	$5.404	211
Wanger USA**
From 01/01/2004 To 12/31/2004	$2.480	$2.903	1,604
From 01/01/2005 To 12/31/2005	$2.903	$3.194	1,623
From 01/01/2006 To 12/31/2006	$3.194	$3.408	1,631
From 01/01/2007 To 12/31/2007	$3.408	$3.552	1,459
From 01/01/2008 To 12/31/2008	$3.552	$2.119	1,215
From 01/01/2009 To 12/31/2009	$2.119	$2.980	1,001
From 01/01/2010 To 12/31/2010	$2.980	$3.636	755
From 01/01/2011 To 12/30/2011	$3.636	$3.470	536
From 01/01/2012 To 12/31/2012	$3.470	$4.119	456
From 01/01/2013 To 12/31/2013	$4.119	$5.449	375
*Subaccount began operations in this period
**Experienced a name change within the past 10 years.
†Amount is less than 500 units.
“-” denotes no contract owner was invested in subaccount in this period

Death Benefit Option 2 Contracts
Subaccount	Subaccount Unit Value Beginning of Period	Subaccount Unit Value End of Period	Units Outstanding at End of Period (Thousands)
Alger Capital Appreciation Portfolio – Class I-2 Shares**
From 01/01/2004 To 12/31/2004	$ 1.782	$1.904	678
From 01/01/2005 To 12/31/2005	$ 1.904	$2.151	530
From 01/01/2006 To 12/31/2006	$ 2.151	$2.534	576
From 01/01/2007 To 12/31/2007	$ 2.534	$3.341	500
From 01/01/2008 To 12/31/2008	$ 3.341	$1.810	401
From 01/01/2009 To 12/31/2009	$ 1.810	$2.701	328
From 01/01/2010 To 12/31/2010	$ 2.701	$3.042	232
From 01/01/2011 To 12/30/2011	$ 3.042	$2.995	140
From 01/01/2012 To 12/31/2012	$ 2.995	$3.498	118
From 01/01/2013 To 12/31/2013	$ 3.498	$4.670	86
AllianceBernstein VPS Balanced Wealth Strategy Portfolio – Class B
From 01/01/2008* To 12/31/2008	N/A	$0.747	29
From 01/01/2009 To 12/31/2009	$ 0.747	$0.918	130
From 01/01/2010 To 12/31/2010	$ 0.918	$1.000	367
From 01/01/2011 To 12/30/2011	$ 1.000	$0.957	426
From 01/01/2012 To 12/31/2012	$ 0.957	$1.072	280
From 01/01/2013 To 12/31/2013	$ 1.072	$1.231	63
Calvert VP S&P MidCap 400 Index Portfolio – Class I Shares**
From 01/01/2008* To 12/31/2008	N/A	-	-
From 01/01/2009 To 12/31/2009	$ 0.698	$0.940	14
From 01/01/2010 To 12/31/2010	$ 0.940	$1.169	141
From 01/01/2011 To 12/30/2011	$ 1.169	$1.129	312
From 01/01/2012 To 12/31/2012	$ 1.129	$1.308	88
From 01/01/2013 To 12/31/2013	$ 1.308	$1.715	231
Deutsche Equity 500 Index VIP – Class A**
From 01/01/2004 To 12/31/2004	$ 1.972	$2.154	3,172
From 01/01/2005 To 12/31/2005	$ 2.154	$2.227	6,049
From 01/01/2006 To 12/31/2006	$ 2.227	$2.540	12,236
From 01/01/2007 To 12/31/2007	$ 2.540	$2.641	13,537
From 01/01/2008 To 12/31/2008	$ 2.641	$1.639	13,014
From 01/01/2009 To 12/31/2009	$ 1.639	$2.045	12,215
From 01/01/2010 To 12/31/2010	$ 2.045	$2.316	10,684
From 01/01/2011 To 12/30/2011	$ 2.316	$2.329	9,216
From 01/01/2012 To 12/31/2012	$ 2.329	$2.661	7,517
From 01/01/2013 To 12/31/2013	$ 2.661	$3.467	5,684
Deutsche Small Cap Index VIP – Class A**
From 01/01/2008* To 12/31/2008	N/A	$0.734	3
From 01/01/2009 To 12/31/2009	$ 0.734	$0.917	13
From 01/01/2010 To 12/31/2010	$ 0.917	$1.145	38
From 01/01/2011 To 12/30/2011	$ 1.145	$1.080	66
From 01/01/2012 To 12/31/2012	$ 1.080	$1.240	66
From 01/01/2013 To 12/31/2013	$ 1.240	$1.698	69

Subaccount	Subaccount Unit Value Beginning of Period	Subaccount Unit Value End of Period	Units Outstanding at End of Period (Thousands)
Federated Fund for U.S. Government Securities II
From 01/01/2004 To 12/31/2004	$ 2.158	$2.208	18,507
From 01/01/2005 To 12/31/2005	$ 2.208	$2.225	28,379
From 01/01/2006 To 12/31/2006	$ 2.225	$2.288	39,897
From 01/01/2007 To 12/31/2007	$ 2.288	$2.401	42,844
From 01/01/2008 To 12/31/2008	$ 2.401	$2.473	35,311
From 01/01/2009 To 12/31/2009	$ 2.473	$2.569	28,739
From 01/01/2010 To 12/31/2010	$ 2.569	$2.668	26,959
From 01/01/2011 To 12/30/2011	$ 2.668	$2.787	23,167
From 01/01/2012 To 12/31/2012	$ 2.787	$2.834	19,989
From 01/01/2013 To 12/31/2013	$ 2.834	$2.741	17,774
Federated High Income Bond Fund II – Primary Shares
From 01/01/2004 To 12/31/2004	$ 2.405	$2.623	1,026
From 01/01/2005 To 12/31/2005	$ 2.623	$2.660	910
From 01/01/2006 To 12/31/2006	$ 2.660	$2.910	980
From 01/01/2007 To 12/31/2007	$ 2.910	$2.972	1,012
From 01/01/2008 To 12/31/2008	$ 2.972	$2.172	711
From 01/01/2009 To 12/31/2009	$ 2.172	$3.279	580
From 01/01/2010 To 12/31/2010	$ 3.279	$3.715	516
From 01/01/2011 To 12/30/2011	$ 3.715	$3.858	340
From 01/01/2012 To 12/31/2012	$ 3.858	$4.370	497
From 01/01/2013 To 12/31/2013	$ 4.370	$4.617	429
Federated Prime Money Fund II
From 01/01/2010* To 12/31/2010	N/A	$0.988	17,449
From 01/01/2011 To 12/30/2011	$ 0.988	$0.976	14,276
From 01/01/2012 To 12/31/2012	$ 0.976	$0.964	11,641
From 01/01/2013 To 12/31/2013	$ 0.964	$0.952	11,326
Fidelity ® VIP Contrafund® Portfolio – Service Class
From 01/01/2004 To 12/31/2004	$ 2.237	$2.650	2,997
From 01/01/2005 To 12/31/2005	$ 2.650	$3.058	4,141
From 01/01/2006 To 12/31/2006	$ 3.058	$3.370	4,876
From 01/01/2007 To 12/31/2007	$ 3.370	$3.910	4,797
From 01/01/2008 To 12/31/2008	$ 3.910	$2.216	3,079
From 01/01/2009 To 12/31/2009	$ 2.216	$2.969	2,888
From 01/01/2010 To 12/31/2010	$ 2.969	$3.433	1,955
From 01/01/2011 To 12/30/2011	$ 3.433	$3.301	1,362
From 01/01/2012 To 12/31/2012	$ 3.301	$3.791	932
From 01/01/2013 To 12/31/2013	$ 3.791	$4.910	1,288
Fidelity ® VIP Growth Opportunities Portfolio – Service Class
From 01/01/2004 To 12/31/2004	$ 2.007	$2.122	357
From 01/01/2005 To 12/31/2005	$ 2.122	$2.281	2,718
From 01/01/2006 To 12/31/2006	$ 2.281	$2.372	8,853
From 01/01/2007 To 12/31/2007	$ 2.372	$2.882	16,583
From 01/01/2008 To 12/31/2008	$ 2.882	$1.279	18,389
From 01/01/2009 To 12/31/2009	$ 1.279	$1.841	17,918
From 01/01/2010 To 12/31/2010	$ 1.841	$2.248	15,517
From 01/01/2011 To 12/30/2011	$ 2.248	$2.268	13,370
From 01/01/2012 To 12/31/2012	$ 2.268	$2.676	11,156
From 01/01/2013 To 12/31/2013	$ 2.676	$3.640	8,675

Subaccount	Subaccount Unit Value Beginning of Period	Subaccount Unit Value End of Period	Units Outstanding at End of Period (Thousands)
Fidelity ® VIP Growth Portfolio – Service Class
From 01/01/2004 To 12/31/2004	$ 1.830	$1.867	5,500
From 01/01/2005 To 12/31/2005	$ 1.867	$1.948	6,732
From 01/01/2006 To 12/31/2006	$ 1.948	$2.053	6,223
From 01/01/2007 To 12/31/2007	$ 2.053	$2.572	5,619
From 01/01/2008 To 12/31/2008	$ 2.572	$1.340	5,297
From 01/01/2009 To 12/31/2009	$ 1.340	$1.696	4,837
From 01/01/2010 To 12/31/2010	$ 1.696	$2.078	4,110
From 01/01/2011 To 12/30/2011	$ 2.078	$2.055	3,135
From 01/01/2012 To 12/31/2012	$ 2.055	$2.324	2,537
From 01/01/2013 To 12/31/2013	$ 2.324	$3.126	2,069
Fidelity ® VIP Investment Grade Bond Portfolio – Service Class
From 01/01/2007* To 12/31/2007	N/A	$1.033	9,572
From 01/01/2008 To 12/31/2008	$ 1.033	$0.986	10,221
From 01/01/2009 To 12/31/2009	$ 0.986	$1.127	9,200
From 01/01/2010 To 12/31/2010	$ 1.127	$1.198	8,181
From 01/01/2011 To 12/30/2011	$ 1.198	$1.268	7,591
From 01/01/2012 To 12/31/2012	$ 1.268	$1.325	6,947
From 01/01/2013 To 12/31/2013	$ 1.325	$1.283	6,283
Franklin Flex Cap Growth VIP Fund – Class 2**
From 01/01/2008* To 12/31/2008	N/A	-	-
From 01/01/2009 To 12/31/2009	-	-	-
From 01/01/2010 To 12/31/2010	$ 0.955	$1.096	2,796
From 01/01/2011 To 12/30/2011	$ 1.096	$1.030	-
From 01/01/2012 To 12/31/2012	$ 1.030	$1.112	-
From 01/01/2013 To 12/31/2013	$ 1.112	$1.509	-
Franklin Income VIP Fund – Class 2**
From 01/01/2006* To 12/31/2006	N/A	$1.111	558
From 01/01/2007 To 12/31/2007	$ 1.111	$1.138	3,998
From 01/01/2008 To 12/31/2008	$ 1.138	$0.791	4,176
From 01/01/2009 To 12/31/2009	$ 0.791	$1.059	3,520
From 01/01/2010 To 12/31/2010	$ 1.059	$1.178	3,242
From 01/01/2011 To 12/30/2011	$ 1.178	$1.191	2,809
From 01/01/2012 To 12/31/2012	$ 1.191	$1.325	2,513
From 01/01/2013 To 12/31/2013	$ 1.325	$1.491	2,287
Franklin Mutual Shares VIP Fund – Class 2**
From 01/01/2004 To 12/31/2004	$ 2.217	$2.466	716
From 01/01/2005 To 12/31/2005	$ 2.466	$2.692	893
From 01/01/2006 To 12/31/2006	$ 2.692	$3.147	1,173
From 01/01/2007 To 12/31/2007	$ 3.147	$3.216	2,496
From 01/01/2008 To 12/31/2008	$ 3.216	$1.997	2,377
From 01/01/2009 To 12/31/2009	$ 1.997	$2.486	2,047
From 01/01/2010 To 12/31/2010	$ 2.486	$2.730	1,848
From 01/01/2011 To 12/30/2011	$ 2.730	$2.667	1,556
From 01/01/2012 To 12/31/2012	$ 2.667	$3.009	1,382
From 01/01/2013 To 12/31/2013	$ 3.009	$3.812	1,120

Subaccount	Subaccount Unit Value Beginning of Period	Subaccount Unit Value End of Period	Units Outstanding at End of Period (Thousands)
Guggenheim VT Long Short Equity Fund**
From 01/01/2004 To 12/31/2004	$ 1.153	$1.260	609
From 01/01/2005 To 12/31/2005	$ 1.260	$1.415	829
From 01/01/2006 To 12/31/2006	$ 1.415	$1.557	589
From 01/01/2007 To 12/31/2007	$ 1.557	$1.887	448
From 01/01/2008 To 12/31/2008	$ 1.887	$1.104	180
From 01/01/2009 To 12/31/2009	$ 1.104	$1.388	147
From 01/01/2010 To 12/31/2010	$ 1.388	$1.525	118
From 01/01/2011 To 12/30/2011	$ 1.525	$1.407	104
From 01/01/2012 To 12/31/2012	$ 1.407	$1.451	106
From 01/01/2013 To 12/31/2013	$ 1.451	$1.683	102
Ibbotson Aggressive Growth ETF Asset Allocation Portfolio – Class II
From 01/01/2010* To 12/31/2010	N/A	$1.047	7,443
From 01/01/2011 To 12/30/2011	$ 1.047	$0.982	7,046
From 01/01/2012 To 12/31/2012	$ 0.982	$1.107	6,679
From 01/01/2013 To 12/31/2013	$ 1.107	$1.291	5,872
Ibbotson Balanced ETF Asset Allocation Portfolio – Class II
From 01/01/2010* To 12/31/2010	N/A	$1.025	4,983
From 01/01/2011 To 12/30/2011	$ 1.025	$1.003	5,663
From 01/01/2012 To 12/31/2012	$ 1.003	$1.097	6,382
From 01/01/2013 To 12/31/2013	$ 1.097	$1.212	6,962
Ibbotson Growth ETF Asset Allocation Portfolio – Class II
From 01/01/2010* To 12/31/2010	N/A	$1.040	5,288
From 01/01/2011 To 12/30/2011	$ 1.040	$0.989	4,537
From 01/01/2012 To 12/31/2012	$ 0.989	$1.103	4,291
From 01/01/2013 To 12/31/2013	$ 1.103	$1.269	3,515
Ibbotson Income and Growth ETF Asset Allocation Portfolio – Class II
From 01/01/2010* To 12/31/2010	N/A	$1.011	3,456
From 01/01/2011 To 12/30/2011	$ 1.011	$1.009	5,655
From 01/01/2012 To 12/31/2012	$ 1.009	$1.075	7,171
From 01/01/2013 To 12/31/2013	$ 1.075	$1.140	6,103
Invesco V.I. American Franchise Fund – Series I Shares**
From 01/01/2012* To 12/31/2012	N/A	$0.976	16,860
From 01/01/2013 To 12/31/2013	$ 0.976	$1.351	12,752
Invesco V.I. Core Equity Fund – Series I Shares**
From 01/01/2006* To 12/31/2006	N/A	$1.087	6,049
From 01/01/2007 To 12/31/2007	$ 1.087	$1.160	5,569
From 01/01/2008 To 12/31/2008	$ 1.160	$0.800	4,852
From 01/01/2009 To 12/31/2009	$ 0.800	$1.014	4,265
From 01/01/2010 To 12/31/2010	$ 1.014	$1.097	3,859
From 01/01/2011 To 12/30/2011	$ 1.097	$1.082	3,145
From 01/01/2012 To 12/31/2012	$ 1.082	$1.217	2,562
From 01/01/2013 To 12/31/2013	$ 1.217	$1.554	2,019

Subaccount	Subaccount Unit Value Beginning of Period	Subaccount Unit Value End of Period	Units Outstanding at End of Period (Thousands)
Invesco V.I. Mid Cap Core Equity Fund – Series I Shares**
From 01/01/2004 To 12/31/2004	$ 2.000	$1.016	1,278
From 01/01/2005 To 12/31/2005	$ 1.016	$1.080	1,138
From 01/01/2006 To 12/31/2006	$ 1.080	$1.187	1,015
From 01/01/2007 To 12/31/2007	$ 1.187	$1.284	880
From 01/01/2008 To 12/31/2008	$ 1.284	$0.906	637
From 01/01/2009 To 12/31/2009	$ 0.906	$1.165	477
From 01/01/2010 To 12/31/2010	$ 1.165	$1.313	394
From 01/01/2011 To 12/30/2011	$ 1.313	$1.214	315
From 01/01/2012 To 12/31/2012	$ 1.214	$1.330	295
From 01/01/2013 To 12/31/2013	$ 1.330	$1.692	172
Invesco V.I. Equity and Income Fund – Series II Shares**
From 01/01/2006* To 12/31/2006	N/A	-	-
From 01/01/2007 To 12/31/2007	$ 1.074	$1.095	62
From 01/01/2008 To 12/31/2008	$ 1.095	$0.836	77
From 01/01/2009 To 12/31/2009	$ 0.836	$1.011	104
From 01/01/2010 To 12/31/2010	$ 1.011	$1.118	100
From 01/01/2011 To 12/30/2011	$ 1.118	$1.090	124
From 01/01/2012 To 12/31/2012	$ 1.090	$1.210	71
From 01/01/2013 To 12/31/2013	$ 1.210	$1.492	38
Lazard Retirement U.S. Small-Mid Cap Equity Portfolio – Service Shares**
From 01/01/2005* To 12/31/2005	N/A	$1.093	672
From 01/01/2006 To 12/31/2006	$ 1.093	$1.253	581
From 01/01/2007 To 12/31/2007	$ 1.253	$1.148	468
From 01/01/2008 To 12/31/2008	$ 1.148	$0.720	384
From 01/01/2009 To 12/31/2009	$ 0.720	$1.086	298
From 01/01/2010 To 12/31/2010	$ 1.086	$1.327	222
From 01/01/2011 To 12/30/2011	$ 1.327	$1.191	219
From 01/01/2012 To 12/31/2012	$ 1.191	$1.298	119
From 01/01/2013 To 12/31/2013	$ 1.298	$1.732	96
Lord Abbett Series Fund Bond Debenture Portfolio – Class VC Shares
From 01/01/2005* To 12/31/2005	N/A	$1.022	2,830
From 01/01/2006 To 12/31/2006	$ 1.022	$1.103	2,659
From 01/01/2007 To 12/31/2007	$ 1.103	$1.157	2,643
From 01/01/2008 To 12/31/2008	$ 1.157	$0.942	1,946
From 01/01/2009 To 12/31/2009	$ 0.942	$1.249	1,207
From 01/01/2010 To 12/31/2010	$ 1.249	$1.386	884
From 01/01/2011 To 12/30/2011	$ 1.386	$1.428	817
From 01/01/2012 To 12/31/2012	$ 1.428	$1.587	896
From 01/01/2013 To 12/31/2013	$ 1.587	$1.695	623
Lord Abbett Series Fund Growth and Income Portfolio – Class VC Shares
From 01/01/2005* To 12/31/2005	N/A	$1.049	36,684
From 01/01/2006 To 12/31/2006	$ 1.049	$1.215	47,408
From 01/01/2007 To 12/31/2007	$ 1.215	$1.241	63,021
From 01/01/2008 To 12/31/2008	$ 1.241	$0.779	59,793
From 01/01/2009 To 12/31/2009	$ 0.779	$0.915	55,759
From 01/01/2010 To 12/31/2010	$ 0.915	$1.060	49,672
From 01/01/2011 To 12/30/2011	$ 1.060	$0.984	44,324
From 01/01/2012 To 12/31/2012	$ 0.984	$1.089	38,444
From 01/01/2013 To 12/31/2013	$ 1.089	$1.461	29,755

Subaccount	Subaccount Unit Value Beginning of Period	Subaccount Unit Value End of Period	Units Outstanding at End of Period (Thousands)
Lord Abbett Series Fund Mid Cap Stock Portfolio – Class VC Shares**
From 01/01/2005* To 12/31/2005	N/A	$1.082	3,214
From 01/01/2006 To 12/31/2006	$ 1.082	$1.199	2,736
From 01/01/2007 To 12/31/2007	$ 1.199	$1.191	2,526
From 01/01/2008 To 12/31/2008	$ 1.191	$0.713	1,937
From 01/01/2009 To 12/31/2009	$ 0.713	$0.892	1,762
From 01/01/2010 To 12/31/2010	$ 0.892	$1.105	1,557
From 01/01/2011 To 12/30/2011	$ 1.105	$1.047	1,333
From 01/01/2012 To 12/31/2012	$ 1.047	$1.185	932
From 01/01/2013 To 12/31/2013	$ 1.185	$1.525	823
Neuberger Berman AMT Guardian Portfolio – S Class
From 01/01/2006* To 12/31/2006	N/A	$1.056	313
From 01/01/2007 To 12/31/2007	$ 1.056	$1.117	9,977
From 01/01/2008 To 12/31/2008	$ 1.117	$0.691	10,421
From 01/01/2009 To 12/31/2009	$ 0.691	$0.884	9,984
From 01/01/2010 To 12/31/2010	$ 0.884	$1.038	9,116
From 01/01/2011 To 12/30/2011	$ 1.038	$0.994	8,174
From 01/01/2012 To 12/31/2012	$ 0.994	$1.105	7,489
From 01/01/2013 To 12/31/2013	$ 1.105	$1.512	6,052
Neuberger Berman AMT Small Cap Growth Portfolio – S Class**
From 01/01/2006* To 12/31/2006	N/A	-	-
From 01/01/2007 To 12/31/2007	-	-	-
From 01/01/2008 To 12/31/2008	-	-	-
From 01/01/2009 To 12/31/2009	$ 0.490	$0.693	42
From 01/01/2010 To 12/31/2010	$ 0.693	$0.819	24
From 01/01/2011 To 12/30/2011	$ 0.819	$0.800	30
From 01/01/2012 To 12/31/2012	$ 0.800	$0.860	12
From 01/01/2013 To 12/31/2013	$ 0.860	$1.238	94
Oppenheimer Capital Appreciation Fund/VA – Service Shares
From 01/01/2006* To 12/31/2006	N/A	$1.016	19
From 01/01/2007 To 12/31/2007	$ 1.016	$1.143	125
From 01/01/2008 To 12/31/2008	$ 1.143	$0.613	93
From 01/01/2009 To 12/31/2009	$ 0.613	$0.873	94
From 01/01/2010 To 12/31/2010	$ 0.873	$0.941	116
From 01/01/2011 To 12/30/2011	$ 0.941	$0.916	108
From 01/01/2012 To 12/31/2012	$ 0.916	$1.030	134
From 01/01/2013 To 12/31/2013	$ 1.030	$1.316	74
Oppenheimer Global Fund/VA – Service Shares**
From 01/01/2006* To 12/31/2006	N/A	$1.064	214
From 01/01/2007 To 12/31/2007	$ 1.064	$1.114	225
From 01/01/2008 To 12/31/2008	$ 1.114	$0.656	257
From 01/01/2009 To 12/31/2009	$ 0.656	$0.903	191
From 01/01/2010 To 12/31/2010	$ 0.903	$1.032	217
From 01/01/2011 To 12/30/2011	$ 1.032	$0.932	201
From 01/01/2012 To 12/31/2012	$ 0.932	$1.114	152
From 01/01/2013 To 12/31/2013	$ 1.114	$1.397	168

Subaccount	Subaccount Unit Value Beginning of Period	Subaccount Unit Value End of Period	Units Outstanding at End of Period (Thousands)
Oppenheimer Main Street Small Cap Fund®/VA – Service Shares**
From 01/01/2006* To 12/31/2006	N/A	$0.998	29
From 01/01/2007 To 12/31/2007	$ 0.998	$0.972	8,338
From 01/01/2008 To 12/31/2008	$ 0.972	$0.595	9,298
From 01/01/2009 To 12/31/2009	$ 0.595	$0.805	8,861
From 01/01/2010 To 12/31/2010	$ 0.805	$0.978	7,820
From 01/01/2011 To 12/30/2011	$ 0.978	$0.942	7,101
From 01/01/2012 To 12/31/2012	$ 0.942	$1.095	6,272
From 01/01/2013 To 12/31/2013	$ 1.095	$1.521	4,918
PIMCO CommodityRealReturn® Strategy Portfolio – Advisor Class
From 01/01/2006* To 12/31/2006	N/A	$0.952	37
From 01/01/2007 To 12/31/2007	$ 0.952	$1.158	5,487
From 01/01/2008 To 12/31/2008	$ 1.158	$0.642	5,428
From 01/01/2009 To 12/31/2009	$ 0.642	$0.897	5,783
From 01/01/2010 To 12/31/2010	$ 0.897	$1.101	5,374
From 01/01/2011 To 12/30/2011	$ 1.101	$1.005	4,726
From 01/01/2012 To 12/31/2012	$ 1.005	$1.044	4,272
From 01/01/2013 To 12/31/2013	$ 1.044	$0.879	4,378
PIMCO Real Return Portfolio – Advisor Class
From 01/01/2006* To 12/31/2006	N/A	$1.015	165
From 01/01/2007 To 12/31/2007	$ 1.015	$1.108	227
From 01/01/2008 To 12/31/2008	$ 1.108	$1.016	1,822
From 01/01/2009 To 12/31/2009	$ 1.016	$1.186	523
From 01/01/2010 To 12/31/2010	$ 1.186	$1.265	504
From 01/01/2011 To 12/30/2011	$ 1.265	$1.394	2,248
From 01/01/2012 To 12/31/2012	$ 1.394	$1.496	1,698
From 01/01/2013 To 12/31/2013	$ 1.496	$1.339	303
PIMCO Total Return Portfolio – Advisor Class
From 01/01/2006* To 12/31/2006	N/A	$1.033	584
From 01/01/2007 To 12/31/2007	$ 1.033	$1.108	875
From 01/01/2008 To 12/31/2008	$ 1.108	$1.146	1,992
From 01/01/2009 To 12/31/2009	$ 1.146	$1.289	1,094
From 01/01/2010 To 12/31/2010	$ 1.289	$1.375	1,929
From 01/01/2011 To 12/30/2011	$ 1.375	$1.405	1,168
From 01/01/2012 To 12/31/2012	$ 1.405	$1.519	1,634
From 01/01/2013 To 12/31/2013	$ 1.519	$1.470	913
Rydex VT Inverse Government Long Bond Strategy Fund**
From 01/01/2004 To 12/31/2004	$ 1.052	$0.928	827
From 01/01/2005 To 12/31/2005	$ 0.928	$0.868	856
From 01/01/2006 To 12/31/2006	$ 0.868	$0.927	708
From 01/01/2007 To 12/31/2007	$ 0.927	$0.874	706
From 01/01/2008 To 12/31/2008	$ 0.874	$0.602	551
From 01/01/2009 To 12/31/2009	$ 0.602	$0.710	458
From 01/01/2010 To 12/31/2010	$ 0.710	$0.612	535
From 01/01/2011 To 12/30/2011	$ 0.612	$0.420	510
From 01/01/2012 To 12/31/2012	$ 0.420	$0.389	596
From 01/01/2013 To 12/31/2013	$ 0.389	$0.443	569

Subaccount	Subaccount Unit Value Beginning of Period	Subaccount Unit Value End of Period	Units Outstanding at End of Period (Thousands)
Rydex VT Nova Fund
From 01/01/2004 To 12/31/2004	$ 1.215	$1.376	241
From 01/01/2005 To 12/31/2005	$ 1.376	$1.412	276
From 01/01/2006 To 12/31/2006	$ 1.412	$1.663	181
From 01/01/2007 To 12/31/2007	$ 1.663	$1.661	165
From 01/01/2008 To 12/31/2008	$ 1.661	$0.747	144
From 01/01/2009 To 12/31/2009	$ 0.747	$0.999	124
From 01/01/2010 To 12/31/2010	$ 0.999	$1.184	91
From 01/01/2011 To 12/30/2011	$ 1.184	$1.155	61
From 01/01/2012 To 12/31/2012	$ 1.155	$1.395	38
From 01/01/2013 To 12/31/2013	$ 1.395	$2.052	28
Sentinel Variable Products Balanced Fund
From 01/01/2007* To 12/31/2007	N/A	-	-
From 01/01/2008 To 12/31/2008	$ 1.017	$0.764	324
From 01/01/2009 To 12/31/2009	$ 0.764	$0.916	1,077
From 01/01/2010 To 12/31/2010	$ 0.916	$1.015	2,107
From 01/01/2011 To 12/30/2011	$ 1.015	$1.043	805
From 01/01/2012 To 12/31/2012	$ 1.043	$1.147	416
From 01/01/2013 To 12/31/2013	$ 1.147	$1.347	310
Sentinel Variable Products Bond Fund
From 01/01/2007* To 12/31/2007	N/A	$1.020	358
From 01/01/2008 To 12/31/2008	$ 1.020	$1.042	2,895
From 01/01/2009 To 12/31/2009	$ 1.042	$1.143	2,489
From 01/01/2010 To 12/31/2010	$ 1.143	$1.211	2,304
From 01/01/2011 To 12/30/2011	$ 1.211	$1.280	1,711
From 01/01/2012 To 12/31/2012	$ 1.280	$1.347	1,391
From 01/01/2013 To 12/31/2013	$ 1.347	$1.325	1,062
Sentinel Variable Products Common Stock Fund
From 01/01/2007* To 12/31/2007	N/A	$1.023	1,267
From 01/01/2008 To 12/31/2008	$ 1.023	$0.676	4,427
From 01/01/2009 To 12/31/2009	$ 0.676	$0.853	5,482
From 01/01/2010 To 12/31/2010	$ 0.853	$0.976	4,415
From 01/01/2011 To 12/30/2011	$ 0.976	$0.984	3,452
From 01/01/2012 To 12/31/2012	$ 0.984	$1.118	2,749
From 01/01/2013 To 12/31/2013	$ 1.118	$1.454	2,115
Sentinel Variable Products Mid Cap Fund**
From 01/01/2007* To 12/31/2007	N/A	$1.078	42
From 01/01/2008 To 12/31/2008	$ 1.078	$0.574	213
From 01/01/2009 To 12/31/2009	$ 0.574	$0.740	222
From 01/01/2010 To 12/31/2010	$ 0.740	$0.903	363
From 01/01/2011 To 12/30/2011	$ 0.903	$0.924	285
From 01/01/2012 To 12/31/2012	$ 0.924	$1.025	14
From 01/01/2013 To 12/31/2013	$ 1.025	$1.339	62
Sentinel Variable Products Small Company Fund
From 01/01/2007* To 12/31/2007	N/A	$1.005	283
From 01/01/2008 To 12/31/2008	$ 1.005	$0.672	539
From 01/01/2009 To 12/31/2009	$ 0.672	$0.844	770
From 01/01/2010 To 12/31/2010	$ 0.844	$1.031	632
From 01/01/2011 To 12/30/2011	$ 1.031	$1.049	414
From 01/01/2012 To 12/31/2012	$ 1.049	$1.155	290
From 01/01/2013 To 12/31/2013	$ 1.155	$1.536	270

Subaccount	Subaccount Unit Value Beginning of Period	Subaccount Unit Value End of Period	Units Outstanding at End of Period (Thousands)
Templeton Developing Markets VIP Fund – Class 2**
From 01/01/2006* To 12/31/2006	N/A	$1.068	247
From 01/01/2007 To 12/31/2007	$ 1.068	$1.358	902
From 01/01/2008 To 12/31/2008	$ 1.358	$0.634	956
From 01/01/2009 To 12/31/2009	$ 0.634	$1.081	1,108
From 01/01/2010 To 12/31/2010	$ 1.081	$1.256	1,049
From 01/01/2011 To 12/30/2011	$ 1.256	$1.043	461
From 01/01/2012 To 12/31/2012	$ 1.043	$1.166	366
From 01/01/2013 To 12/31/2013	$ 1.166	$1.141	299
Templeton Foreign VIP Fund – Class 2**
From 01/01/2004 To 12/31/2004	$ 2.142	$2.507	1,678
From 01/01/2005 To 12/31/2005	$ 2.507	$2.727	2,385
From 01/01/2006 To 12/31/2006	$ 2.727	$3.271	2,261
From 01/01/2007 To 12/31/2007	$ 3.271	$3.729	2,049
From 01/01/2008 To 12/31/2008	$ 3.729	$2.196	1,754
From 01/01/2009 To 12/31/2009	$ 2.196	$2.971	1,321
From 01/01/2010 To 12/31/2010	$ 2.971	$3.181	1,095
From 01/01/2011 To 12/30/2011	$ 3.181	$2.807	836
From 01/01/2012 To 12/31/2012	$ 2.807	$3.277	785
From 01/01/2013 To 12/31/2013	$ 3.277	$3.980	594
Templeton Growth VIP Fund – Class 2**
From 01/01/2004 To 12/31/2004	$ 2.139	$2.451	1,106
From 01/01/2005 To 12/31/2005	$ 2.451	$2.635	1,203
From 01/01/2006 To 12/31/2006	$ 2.635	$3.170	1,080
From 01/01/2007 To 12/31/2007	$ 3.170	$3.204	2,126
From 01/01/2008 To 12/31/2008	$ 3.204	$1.825	2,120
From 01/01/2009 To 12/31/2009	$ 1.825	$2.362	1,776
From 01/01/2010 To 12/31/2010	$ 2.362	$2.505	1,588
From 01/01/2011 To 12/30/2011	$ 2.505	$2.301	1,432
From 01/01/2012 To 12/31/2012	$ 2.301	$2.751	1,285
From 01/01/2013 To 12/31/2013	$ 2.751	$3.555	1,030
Virtus Capital Growth Series – Class A Shares**
From 01/01/2004 To 12/31/2004	$ 1.873	$1.941	1,249
From 01/01/2005 To 12/31/2005	$ 1.941	$1.988	969
From 01/01/2006 To 12/31/2006	$ 1.988	$2.027	3,637
From 01/01/2007 To 12/31/2007	$ 2.027	$2.216	3,349
From 01/01/2008 To 12/31/2008	$ 2.216	$1.296	3,107
From 01/01/2009 To 12/31/2009	$ 1.296	$1.663	2,774
From 01/01/2010 To 12/31/2010	$ 1.663	$1.887	2,425
From 01/01/2011 To 12/30/2011	$ 1.887	$1.777	1,929
From 01/01/2012 To 12/31/2012	$ 1.777	$1.997	1,590
From 01/01/2013 To 12/31/2013	$ 1.997	$2.552	1,293
Virtus Growth & Income Series – Class A Shares**
From 01/01/2004 To 12/31/2004	$ 1.959	$2.137	6,957
From 01/01/2005 To 12/31/2005	$ 2.137	$2.212	10,346
From 01/01/2006 To 12/31/2006	$ 2.212	$2.560	13,291
From 01/01/2007 To 12/31/2007	$ 2.560	$2.696	13,501
From 01/01/2008 To 12/31/2008	$ 2.696	$1.732	12,258
From 01/01/2009 To 12/31/2009	$ 1.732	$2.113	11,397
From 01/01/2010 To 12/31/2010	$ 2.113	$2.354	11,796
From 01/01/2011 To 12/30/2011	$ 2.354	$2.286	9,549
From 01/01/2012 To 12/31/2012	$ 2.286	$2.591	7,821
From 01/01/2013 To 12/31/2013	$ 2.591	$3.372	6,115

Subaccount	Subaccount Unit Value Beginning of Period	Subaccount Unit Value End of Period	Units Outstanding at End of Period (Thousands)
Virtus International Series – Class A Shares**
From 01/01/2004 To 12/31/2004	$2.243	$2.675	873
From 01/01/2005 To 12/31/2005	$2.675	$3.132	1,710
From 01/01/2006 To 12/31/2006	$3.132	$3.940	24,499
From 01/01/2007 To 12/31/2007	$3.940	$4.472	29,768
From 01/01/2008 To 12/31/2008	$4.472	$2.694	27,458
From 01/01/2009 To 12/31/2009	$2.694	$3.722	24,781
From 01/01/2010 To 12/31/2010	$3.722	$4.170	21,868
From 01/01/2011 To 12/30/2011	$4.170	$3.930	19,180
From 01/01/2012 To 12/31/2012	$3.930	$4.522	16,553
From 01/01/2013 To 12/31/2013	$4.522	$4.813	13,853
Virtus Multi-Sector Fixed Income Series – Class A Shares**
From 01/01/2004 To 12/31/2004	$2.453	$2.587	4,586
From 01/01/2005 To 12/31/2005	$2.587	$2.601	6,264
From 01/01/2006 To 12/31/2006	$2.601	$2.744	7,068
From 01/01/2007 To 12/31/2007	$2.744	$2.810	9,566
From 01/01/2008 To 12/31/2008	$2.810	$2.278	9,029
From 01/01/2009 To 12/31/2009	$2.278	$3.152	6,901
From 01/01/2010 To 12/31/2010	$3.152	$3.559	6,425
From 01/01/2011 To 12/30/2011	$3.559	$3.620	5,554
From 01/01/2012 To 12/31/2012	$3.620	$4.100	4,834
From 01/01/2013 To 12/31/2013	$4.100	$4.140	3,768
Virtus Real Estate Securities Series – Class A Shares**
From 01/01/2004 To 12/31/2004	$3.090	$4.111	1,648
From 01/01/2005 To 12/31/2005	$4.111	$4.672	2,773
From 01/01/2006 To 12/31/2006	$4.672	$6.324	3,986
From 01/01/2007 To 12/31/2007	$6.324	$5.264	4,746
From 01/01/2008 To 12/31/2008	$5.264	$3.281	4,433
From 01/01/2009 To 12/31/2009	$3.281	$4.183	4,417
From 01/01/2010 To 12/31/2010	$4.183	$5.287	3,438
From 01/01/2011 To 12/30/2011	$5.287	$5.737	2,898
From 01/01/2012 To 12/31/2012	$5.737	$6.627	2,311
From 01/01/2013 To 12/31/2013	$6.627	$6.602	2,030
Virtus Small-Cap Growth Series – Class A Shares**
From 01/01/2004 To 12/31/2004	$3.040	$3.066	1,255
From 01/01/2005 To 12/31/2005	$3.066	$3.501	1,581
From 01/01/2006 To 12/31/2006	$3.501	$4.130	1,948
From 01/01/2007 To 12/31/2007	$4.130	$4.735	1,690
From 01/01/2008 To 12/31/2008	$4.735	$2.575	1,526
From 01/01/2009 To 12/31/2009	$2.575	$3.112	1,407
From 01/01/2010 To 12/31/2010	$3.112	$3.489	1,573
From 01/01/2011 To 12/30/2011	$3.489	$4.018	1,215
From 01/01/2012 To 12/31/2012	$4.018	$4.436	971
From 01/01/2013 To 12/31/2013	$4.436	$6.142	801

Subaccount	Subaccount Unit Value Beginning of Period	Subaccount Unit Value End of Period	Units Outstanding at End of Period (Thousands)
Virtus Small-Cap Value Series – Class A Shares**
From 01/01/2004 To 12/31/2004	$2.733	$3.311	1,365
From 01/01/2005 To 12/31/2005	$3.311	$3.513	1,953
From 01/01/2006 To 12/31/2006	$3.513	$4.050	2,919
From 01/01/2007 To 12/31/2007	$4.050	$3.916	3,358
From 01/01/2008 To 12/31/2008	$3.916	$2.401	3,172
From 01/01/2009 To 12/31/2009	$2.401	$2.866	2,961
From 01/01/2010 To 12/31/2010	$2.866	$3.323	7,930
From 01/01/2011 To 12/30/2011	$3.323	$3.430	6,768
From 01/01/2012 To 12/31/2012	$3.430	$3.663	5,758
From 01/01/2013 To 12/31/2013	$3.663	$5.092	4,384
Virtus Strategic Allocation Series – Class A Shares**
From 01/01/2004 To 12/31/2004	$2.093	$2.221	1,199
From 01/01/2005 To 12/31/2005	$2.221	$2.233	1,095
From 01/01/2006 To 12/31/2006	$2.233	$2.485	927
From 01/01/2007 To 12/31/2007	$2.485	$2.600	883
From 01/01/2008 To 12/31/2008	$2.600	$1.914	721
From 01/01/2009 To 12/31/2009	$1.914	$2.354	697
From 01/01/2010 To 12/31/2010	$2.354	$2.631	577
From 01/01/2011 To 12/30/2011	$2.631	$2.648	454
From 01/01/2012 To 12/31/2012	$2.648	$2.966	393
From 01/01/2013 To 12/31/2013	$2.966	$3.456	262
Wanger International**
From 01/01/2004 To 12/31/2004	$2.547	$3.277	3,249
From 01/01/2005 To 12/31/2005	$3.277	$3.933	4,071
From 01/01/2006 To 12/31/2006	$3.933	$5.327	4,778
From 01/01/2007 To 12/31/2007	$5.327	$6.118	5,422
From 01/01/2008 To 12/31/2008	$6.118	$3.287	5,005
From 01/01/2009 To 12/31/2009	$3.287	$4.861	4,579
From 01/01/2010 To 12/31/2010	$4.861	$5.997	3,560
From 01/01/2011 To 12/30/2011	$5.997	$5.056	3,009
From 01/01/2012 To 12/31/2012	$5.056	$6.070	2,594
From 01/01/2013 To 12/31/2013	$6.070	$7.335	2,128
Wanger International Select
From 01/01/2004 To 12/31/2004	$2.416	$2.967	250
From 01/01/2005 To 12/31/2005	$2.967	$3.411	435
From 01/01/2006 To 12/31/2006	$3.411	$4.581	523
From 01/01/2007 To 12/31/2007	$4.581	$5.509	583
From 01/01/2008 To 12/31/2008	$5.509	$3.028	505
From 01/01/2009 To 12/31/2009	$3.028	$3.974	423
From 01/01/2010 To 12/31/2010	$3.974	$4.791	315
From 01/01/2011 To 12/30/2011	$4.791	$4.253	228
From 01/01/2012 To 12/31/2012	$4.253	$5.124	236
From 01/01/2013 To 12/31/2013	$5.124	$5.770	183

Subaccount	Subaccount Unit Value Beginning of Period	Subaccount Unit Value End of Period	Units Outstanding at End of Period (Thousands)
Wanger Select
From 01/01/2004 To 12/31/2004	$2.479	$2.921	593
From 01/01/2005 To 12/31/2005	$2.921	$3.187	936
From 01/01/2006 To 12/31/2006	$3.187	$3.767	983
From 01/01/2007 To 12/31/2007	$3.767	$4.069	1,087
From 01/01/2008 To 12/31/2008	$4.069	$2.047	855
From 01/01/2009 To 12/31/2009	$2.047	$3.359	591
From 01/01/2010 To 12/31/2010	$3.359	$4.198	489
From 01/01/2011 To 12/30/2011	$4.198	$3.413	375
From 01/01/2012 To 12/31/2012	$3.413	$3.992	290
From 01/01/2013 To 12/31/2013	$3.992	$5.306	252
Wanger USA**
From 01/01/2004 To 12/31/2004	$2.473	$2.889	2,432
From 01/01/2005 To 12/31/2005	$2.889	$3.174	2,554
From 01/01/2006 To 12/31/2006	$3.174	$3.382	2,387
From 01/01/2007 To 12/31/2007	$3.382	$3.519	2,241
From 01/01/2008 To 12/31/2008	$3.519	$2.096	1,745
From 01/01/2009 To 12/31/2009	$2.096	$2.944	1,379
From 01/01/2010 To 12/31/2010	$2.944	$3.586	1,088
From 01/01/2011 To 12/30/2011	$3.586	$3.418	713
From 01/01/2012 To 12/31/2012	$3.418	$4.051	503
From 01/01/2013 To 12/31/2013	$4.051	$5.350	417
*Subaccount began operations in this period
**Experienced a name change within the past 10 years.
†Amount is less than 500 units.
“-” denotes no contract owner was invested in subaccount in this period
Death Benefit Option 3 Contracts
Subaccount	Subaccount Unit Value Beginning of Period	Subaccount Unit Value End of Period	Units Outstanding at End of Period (Thousands)
Alger Capital Appreciation Portfolio – Class I-2 Shares**
From 01/01/2004 To 12/31/2004	$ 1.776	$1.895	40
From 01/01/2005 To 12/31/2005	$ 1.895	$2.138	24
From 01/01/2006 To 12/31/2006	$ 2.138	$2.514	40
From 01/01/2007 To 12/31/2007	$ 2.514	$3.310	32
From 01/01/2008 To 12/31/2008	$ 3.310	$1.791	22
From 01/01/2009 To 12/31/2009	$ 1.791	$2.668	21
From 01/01/2010 To 12/31/2010	$ 2.668	$3.000	21
From 01/01/2011 To 12/30/2011	$ 3.000	$2.949	20
From 01/01/2012 To 12/31/2012	$ 2.949	$3.440	15
From 01/01/2013 To 12/31/2013	$ 3.440	$4.585	15
AllianceBernstein VPS Balanced Wealth Strategy Portfolio – Class B
From 01/01/2008* To 12/31/2008	N/A	-	-
From 01/01/2009 To 12/31/2009	-	-	-
From 01/01/2010 To 12/31/2010	$ 0.916	$0.996	31
From 01/01/2011 To 12/30/2011	$ 0.996	$0.952	38
From 01/01/2012 To 12/31/2012	$ 0.952	$1.064	37
From 01/01/2013 To 12/31/2013	$ 1.064	$1.220	99

Subaccount	Subaccount Unit Value Beginning of Period	Subaccount Unit Value End of Period	Units Outstanding at End of Period (Thousands)
Calvert VP S&P MidCap 400 Index Portfolio – Class I Shares**
From 01/01/2008* To 12/31/2008	N/A	-	-
From 01/01/2009 To 12/31/2009	-	-	-
From 01/01/2010 To 12/31/2010	-	-	-
From 01/01/2011 To 12/30/2011	-	-	-
From 01/01/2012 To 12/31/2012	-	-	-
From 01/01/2013 To 12/31/2013	-	-	-
Deutsche Equity 500 Index VIP – Class A**
From 01/01/2004 To 12/31/2004	$ 1.966	$2.144	247
From 01/01/2005 To 12/31/2005	$ 2.144	$2.213	562
From 01/01/2006 To 12/31/2006	$ 2.213	$2.521	1,176
From 01/01/2007 To 12/31/2007	$ 2.521	$2.617	1,201
From 01/01/2008 To 12/31/2008	$ 2.617	$1.622	1,107
From 01/01/2009 To 12/31/2009	$ 1.622	$2.020	1,018
From 01/01/2010 To 12/31/2010	$ 2.020	$2.285	872
From 01/01/2011 To 12/30/2011	$ 2.285	$2.294	774
From 01/01/2012 To 12/31/2012	$ 2.294	$2.617	696
From 01/01/2013 To 12/31/2013	$ 2.617	$3.404	494
Deutsche Small Cap Index VIP – Class A**
From 01/01/2008* To 12/31/2008	N/A	-	-
From 01/01/2009 To 12/31/2009	-	-	-
From 01/01/2010 To 12/31/2010	-	-	-
From 01/01/2011 To 12/30/2011	-	-	-
From 01/01/2012 To 12/31/2012	-	-	-
From 01/01/2013 To 12/31/2013	-	-	-
Federated Fund for U.S. Government Securities II
From 01/01/2004 To 12/31/2004	$ 2.151	$2.198	1,558
From 01/01/2005 To 12/31/2005	$ 2.198	$2.211	2,389
From 01/01/2006 To 12/31/2006	$ 2.211	$2.270	3,638
From 01/01/2007 To 12/31/2007	$ 2.270	$2.379	3,770
From 01/01/2008 To 12/31/2008	$ 2.379	$2.446	2,981
From 01/01/2009 To 12/31/2009	$ 2.446	$2.538	2,374
From 01/01/2010 To 12/31/2010	$ 2.538	$2.631	2,086
From 01/01/2011 To 12/30/2011	$ 2.631	$2.745	1,787
From 01/01/2012 To 12/31/2012	$ 2.745	$2.787	1,515
From 01/01/2013 To 12/31/2013	$ 2.787	$2.691	1,279
Federated High Income Bond Fund II – Primary Shares
From 01/01/2004 To 12/31/2004	$ 2.397	$2.611	285
From 01/01/2005 To 12/31/2005	$ 2.611	$2.643	278
From 01/01/2006 To 12/31/2006	$ 2.643	$2.888	270
From 01/01/2007 To 12/31/2007	$ 2.888	$2.945	136
From 01/01/2008 To 12/31/2008	$ 2.945	$2.149	304
From 01/01/2009 To 12/31/2009	$ 2.149	$3.239	239
From 01/01/2010 To 12/31/2010	$ 3.239	$3.664	200
From 01/01/2011 To 12/30/2011	$ 3.664	$3.799	188
From 01/01/2012 To 12/31/2012	$ 3.799	$4.297	117
From 01/01/2013 To 12/31/2013	$ 4.297	$4.533	184
Federated Prime Money Fund II
From 01/01/2010* To 12/31/2010	N/A	$0.987	1,737
From 01/01/2011 To 12/30/2011	$ 0.987	$0.973	1,162
From 01/01/2012 To 12/31/2012	$ 0.973	$0.959	1,124
From 01/01/2013 To 12/31/2013	$ 0.959	$0.946	738

Subaccount	Subaccount Unit Value Beginning of Period	Subaccount Unit Value End of Period	Units Outstanding at End of Period (Thousands)
Fidelity ® VIP Contrafund® Portfolio – Service Class
From 01/01/2004 To 12/31/2004	$ 2.319	$2.638	78
From 01/01/2005 To 12/31/2005	$ 2.638	$3.039	164
From 01/01/2006 To 12/31/2006	$ 3.039	$3.344	210
From 01/01/2007 To 12/31/2007	$ 3.344	$3.874	210
From 01/01/2008 To 12/31/2008	$ 3.874	$2.192	172
From 01/01/2009 To 12/31/2009	$ 2.192	$2.932	131
From 01/01/2010 To 12/31/2010	$ 2.932	$3.386	110
From 01/01/2011 To 12/30/2011	$ 3.386	$3.251	77
From 01/01/2012 To 12/31/2012	$ 3.251	$3.728	68
From 01/01/2013 To 12/31/2013	$ 3.728	$4.821	91
Fidelity ® VIP Growth Opportunities Portfolio – Service Class
From 01/01/2004 To 12/31/2004	$ 2.001	$2.112	31
From 01/01/2005 To 12/31/2005	$ 2.112	$2.267	272
From 01/01/2006 To 12/31/2006	$ 2.267	$2.354	862
From 01/01/2007 To 12/31/2007	$ 2.354	$2.856	918
From 01/01/2008 To 12/31/2008	$ 2.856	$1.265	1,001
From 01/01/2009 To 12/31/2009	$ 1.265	$1.818	902
From 01/01/2010 To 12/31/2010	$ 1.818	$2.217	750
From 01/01/2011 To 12/30/2011	$ 2.217	$2.234	662
From 01/01/2012 To 12/31/2012	$ 2.234	$2.631	585
From 01/01/2013 To 12/31/2013	$ 2.631	$3.574	400
Fidelity ® VIP Growth Portfolio – Service Class
From 01/01/2004 To 12/31/2004	$ 1.825	$1.858	457
From 01/01/2005 To 12/31/2005	$ 1.858	$1.936	576
From 01/01/2006 To 12/31/2006	$ 1.936	$2.037	573
From 01/01/2007 To 12/31/2007	$ 2.037	$2.548	533
From 01/01/2008 To 12/31/2008	$ 2.548	$1.326	578
From 01/01/2009 To 12/31/2009	$ 1.326	$1.675	400
From 01/01/2010 To 12/31/2010	$ 1.675	$2.049	317
From 01/01/2011 To 12/30/2011	$ 2.049	$2.024	227
From 01/01/2012 To 12/31/2012	$ 2.024	$2.285	163
From 01/01/2013 To 12/31/2013	$ 2.285	$3.069	125
Fidelity ® VIP Investment Grade Bond Portfolio – Service Class
From 01/01/2007* To 12/31/2007	N/A	$1.032	231
From 01/01/2008 To 12/31/2008	$ 1.032	$0.983	226
From 01/01/2009 To 12/31/2009	$ 0.983	$1.122	189
From 01/01/2010 To 12/31/2010	$ 1.122	$1.191	157
From 01/01/2011 To 12/30/2011	$ 1.191	$1.259	138
From 01/01/2012 To 12/31/2012	$ 1.259	$1.313	113
From 01/01/2013 To 12/31/2013	$ 1.313	$1.270	101
Franklin Flex Cap Growth VIP Fund – Class 2**
From 01/01/2008* To 12/31/2008	N/A	-	-
From 01/01/2009 To 12/31/2009	-	-	-
From 01/01/2010 To 12/31/2010	$ 0.953	$1.091	19
From 01/01/2011 To 12/30/2011	$ 1.091	$1.025	19
From 01/01/2012 To 12/31/2012	$ 1.025	$1.104	19
From 01/01/2013 To 12/31/2013	$ 1.104	$1.496	19

Subaccount	Subaccount Unit Value Beginning of Period	Subaccount Unit Value End of Period	Units Outstanding at End of Period (Thousands)
Franklin Income VIP Fund – Class 2**
From 01/01/2006* To 12/31/2006	N/A	$1.110	69
From 01/01/2007 To 12/31/2007	$ 1.110	$1.135	119
From 01/01/2008 To 12/31/2008	$ 1.135	$0.787	136
From 01/01/2009 To 12/31/2009	$ 0.787	$1.053	201
From 01/01/2010 To 12/31/2010	$ 1.053	$1.170	135
From 01/01/2011 To 12/30/2011	$ 1.170	$1.181	132
From 01/01/2012 To 12/31/2012	$ 1.181	$1.311	98
From 01/01/2013 To 12/31/2013	$ 1.311	$1.473	133
Franklin Mutual Shares VIP Fund – Class 2**
From 01/01/2004 To 12/31/2004	$ 2.210	$2.454	73
From 01/01/2005 To 12/31/2005	$ 2.454	$2.675	71
From 01/01/2006 To 12/31/2006	$ 2.675	$3.123	113
From 01/01/2007 To 12/31/2007	$ 3.123	$3.186	126
From 01/01/2008 To 12/31/2008	$ 3.186	$1.976	121
From 01/01/2009 To 12/31/2009	$ 1.976	$2.455	102
From 01/01/2010 To 12/31/2010	$ 2.455	$2.692	59
From 01/01/2011 To 12/30/2011	$ 2.692	$2.627	59
From 01/01/2012 To 12/31/2012	$ 2.627	$2.959	59
From 01/01/2013 To 12/31/2013	$ 2.959	$3.742	49
Guggenheim VT Long Short Equity Fund**
From 01/01/2004 To 12/31/2004	$ 1.152	$1.257	88
From 01/01/2005 To 12/31/2005	$ 1.257	$1.410	258
From 01/01/2006 To 12/31/2006	$ 1.410	$1.548	323
From 01/01/2007 To 12/31/2007	$ 1.548	$1.874	340
From 01/01/2008 To 12/31/2008	$ 1.874	$1.095	336
From 01/01/2009 To 12/31/2009	$ 1.095	$1.374	327
From 01/01/2010 To 12/31/2010	$ 1.374	$1.507	315
From 01/01/2011 To 12/30/2011	$ 1.507	$1.389	282
From 01/01/2012 To 12/31/2012	$ 1.389	$1.430	230
From 01/01/2013 To 12/31/2013	$ 1.430	$1.656	227
Ibbotson Aggressive Growth ETF Asset Allocation Portfolio – Class II
From 01/01/2010* To 12/31/2010	N/A	$1.047	698
From 01/01/2011 To 12/30/2011	$ 1.047	$0.980	694
From 01/01/2012 To 12/31/2012	$ 0.980	$1.103	619
From 01/01/2013 To 12/31/2013	$ 1.103	$1.285	617
Ibbotson Balanced ETF Asset Allocation Portfolio – Class II
From 01/01/2010* To 12/31/2010	N/A	$1.024	124
From 01/01/2011 To 12/30/2011	$ 1.024	$1.001	124
From 01/01/2012 To 12/31/2012	$ 1.001	$1.094	268
From 01/01/2013 To 12/31/2013	$ 1.094	$1.206	593
Ibbotson Growth ETF Asset Allocation Portfolio – Class II
From 01/01/2010* To 12/31/2010	N/A	$1.040	357
From 01/01/2011 To 12/30/2011	$ 1.040	$0.987	255
From 01/01/2012 To 12/31/2012	$ 0.987	$1.099	254
From 01/01/2013 To 12/31/2013	$ 1.099	$1.263	338
Ibbotson Income and Growth ETF Asset Allocation Portfolio – Class II
From 01/01/2010* To 12/31/2010	N/A	$1.011	135
From 01/01/2011 To 12/30/2011	$ 1.011	$1.008	288
From 01/01/2012 To 12/31/2012	$ 1.008	$1.072	213
From 01/01/2013 To 12/31/2013	$ 1.072	$1.134	7

Subaccount	Subaccount Unit Value Beginning of Period	Subaccount Unit Value End of Period	Units Outstanding at End of Period (Thousands)
Invesco V.I. American Franchise Fund – Series I Shares**
From 01/01/2012* To 12/31/2012	N/A	$0.975	1,419
From 01/01/2013 To 12/31/2013	$ 0.975	$1.347	1,024
Invesco V.I. Core Equity Fund – Series I Shares**
From 01/01/2006* To 12/31/2006	N/A	$1.085	513
From 01/01/2007 To 12/31/2007	$ 1.085	$1.157	500
From 01/01/2008 To 12/31/2008	$ 1.157	$0.797	448
From 01/01/2009 To 12/31/2009	$ 0.797	$1.008	390
From 01/01/2010 To 12/31/2010	$ 1.008	$1.089	306
From 01/01/2011 To 12/30/2011	$ 1.089	$1.073	191
From 01/01/2012 To 12/31/2012	$ 1.073	$1.205	139
From 01/01/2013 To 12/31/2013	$ 1.205	$1.536	106
Invesco V.I. Mid Cap Core Equity Fund – Series I Shares**
From 01/01/2004 To 12/31/2004	$ 2.000	$1.016	250
From 01/01/2005 To 12/31/2005	$ 1.016	$1.078	432
From 01/01/2006 To 12/31/2006	$ 1.078	$1.183	508
From 01/01/2007 To 12/31/2007	$ 1.183	$1.278	474
From 01/01/2008 To 12/31/2008	$ 1.278	$0.901	466
From 01/01/2009 To 12/31/2009	$ 0.901	$1.156	440
From 01/01/2010 To 12/31/2010	$ 1.156	$1.301	377
From 01/01/2011 To 12/30/2011	$ 1.301	$1.201	366
From 01/01/2012 To 12/31/2012	$ 1.201	$1.314	268
From 01/01/2013 To 12/31/2013	$ 1.314	$1.669	263
Invesco V.I. Equity and Income Fund – Series II Shares**
From 01/01/2006* To 12/31/2006	N/A	-	-
From 01/01/2007 To 12/31/2007	-	-	-
From 01/01/2008 To 12/31/2008	-	-	-
From 01/01/2009 To 12/31/2009	-	-	-
From 01/01/2010 To 12/31/2010	-	-	-
From 01/01/2011 To 12/30/2011	$ 1.110	$1.081	3
From 01/01/2012 To 12/31/2012	$ 1.081	$1.198	3
From 01/01/2013 To 12/31/2013	$ 1.198	$1.475	-
Lazard Retirement U.S. Small-Mid Cap Equity Portfolio – Service Shares**
From 01/01/2005* To 12/31/2005	N/A	$1.092	13
From 01/01/2006 To 12/31/2006	$ 1.092	$1.250	13
From 01/01/2007 To 12/31/2007	$ 1.250	$1.143	14
From 01/01/2008 To 12/31/2008	$ 1.143	$0.716	15
From 01/01/2009 To 12/31/2009	$ 0.716	$1.078	10
From 01/01/2010 To 12/31/2010	$ 1.078	$1.315	10
From 01/01/2011 To 12/30/2011	$ 1.315	$1.179	11
From 01/01/2012 To 12/31/2012	$ 1.179	$1.283	11
From 01/01/2013 To 12/31/2013	$ 1.283	$1.709	8
Lord Abbett Series Fund Bond Debenture Portfolio – Class VC Shares
From 01/01/2005* To 12/31/2005	N/A	$1.021	389
From 01/01/2006 To 12/31/2006	$ 1.021	$1.021	298
From 01/01/2007 To 12/31/2007	$ 1.021	$1.152	235
From 01/01/2008 To 12/31/2008	$ 1.152	$0.937	202
From 01/01/2009 To 12/31/2009	$ 0.937	$1.240	140
From 01/01/2010 To 12/31/2010	$ 1.240	$1.374	106
From 01/01/2011 To 12/30/2011	$ 1.374	$1.414	117
From 01/01/2012 To 12/31/2012	$ 1.414	$1.569	63
From 01/01/2013 To 12/31/2013	$ 1.569	$1.673	77

Subaccount	Subaccount Unit Value Beginning of Period	Subaccount Unit Value End of Period	Units Outstanding at End of Period (Thousands)
Lord Abbett Series Fund Growth and Income Portfolio – Class VC Shares
From 01/01/2005* To 12/31/2005	N/A	$1.048	2,738
From 01/01/2006 To 12/31/2006	$ 1.048	$1.212	3,895
From 01/01/2007 To 12/31/2007	$ 1.212	$1.236	4,070
From 01/01/2008 To 12/31/2008	$ 1.236	$0.775	3,909
From 01/01/2009 To 12/31/2009	$ 0.775	$0.908	3,632
From 01/01/2010 To 12/31/2010	$ 0.908	$1.051	3,041
From 01/01/2011 To 12/30/2011	$ 1.051	$0.974	2,586
From 01/01/2012 To 12/31/2012	$ 0.974	$1.076	2,223
From 01/01/2013 To 12/31/2013	$ 1.076	$1.442	1,606
Lord Abbett Series Fund Mid Cap Stock Portfolio – Class VC Shares**
From 01/01/2005* To 12/31/2005	N/A	$1.081	336
From 01/01/2006 To 12/31/2006	$ 1.081	$1.196	336
From 01/01/2007 To 12/31/2007	$ 1.196	$1.186	323
From 01/01/2008 To 12/31/2008	$ 1.186	$0.709	266
From 01/01/2009 To 12/31/2009	$ 0.709	$0.886	252
From 01/01/2010 To 12/31/2010	$ 0.886	$1.095	211
From 01/01/2011 To 12/30/2011	$ 1.095	$1.037	162
From 01/01/2012 To 12/31/2012	$ 1.037	$1.171	109
From 01/01/2013 To 12/31/2013	$ 1.171	$1.505	106
Neuberger Berman AMT Guardian Portfolio – S Class
From 01/01/2006* To 12/31/2006	N/A	-	-
From 01/01/2007 To 12/31/2007	$ 1.055	$1.115	124
From 01/01/2008 To 12/31/2008	$ 1.115	$0.688	154
From 01/01/2009 To 12/31/2009	$ 0.688	$0.879	137
From 01/01/2010 To 12/31/2010	$ 0.879	$1.031	131
From 01/01/2011 To 12/30/2011	$ 1.031	$0.985	117
From 01/01/2012 To 12/31/2012	$ 0.985	$1.094	112
From 01/01/2013 To 12/31/2013	$ 1.094	$1.495	57
Neuberger Berman AMT Small Cap Growth Portfolio – S Class**
From 01/01/2006* To 12/31/2006	N/A	-	-
From 01/01/2007 To 12/31/2007	-	-	-
From 01/01/2008 To 12/31/2008	-	-	-
From 01/01/2009 To 12/31/2009	-	-	-
From 01/01/2010 To 12/31/2010	-	-	-
From 01/01/2011 To 12/30/2011	-	-	-
From 01/01/2012 To 12/31/2012	-	-	-
From 01/01/2013 To 12/31/2013	-	-	-
Oppenheimer Capital Appreciation Fund/VA – Service Shares
From 01/01/2006* To 12/31/2006	N/A	-	-
From 01/01/2007 To 12/31/2007	$ 1.015	$1.140	13
From 01/01/2008 To 12/31/2008	$ 1.140	$0.611	13
From 01/01/2009 To 12/31/2009	$ 0.611	$0.868	10
From 01/01/2010 To 12/31/2010	$ 0.868	$0.934	-
From 01/01/2011 To 12/30/2011	$ 0.934	$0.908	-
From 01/01/2012 To 12/31/2012	$ 0.908	$1.019	-
From 01/01/2013 To 12/31/2013	$ 1.019	$1.301	-

Subaccount	Subaccount Unit Value Beginning of Period	Subaccount Unit Value End of Period	Units Outstanding at End of Period (Thousands)
Oppenheimer Global Fund/VA – Service Shares**
From 01/01/2006* To 12/31/2006	N/A	-	-
From 01/01/2007 To 12/31/2007	$ 1.062	$1.111	34
From 01/01/2008 To 12/31/2008	$ 1.111	$0.654	13
From 01/01/2009 To 12/31/2009	$ 0.654	$0.898	10
From 01/01/2010 To 12/31/2010	$ 0.898	$1.025	-
From 01/01/2011 To 12/30/2011	$ 1.025	$0.924	-
From 01/01/2012 To 12/31/2012	$ 0.924	$1.102	-
From 01/01/2013 To 12/31/2013	$ 1.102	$1.380	-
Oppenheimer Main Street Small Cap Fund®/VA – Service Shares**
From 01/01/2006* To 12/31/2006	N/A	-	-
From 01/01/2007 To 12/31/2007	$ 0.997	$0.970	113
From 01/01/2008 To 12/31/2008	$ 0.970	$0.593	155
From 01/01/2009 To 12/31/2009	$ 0.593	$0.800	123
From 01/01/2010 To 12/31/2010	$ 0.800	$0.971	99
From 01/01/2011 To 12/30/2011	$ 0.971	$0.934	87
From 01/01/2012 To 12/31/2012	$ 0.934	$1.084	78
From 01/01/2013 To 12/31/2013	$ 1.084	$1.503	43
PIMCO CommodityRealReturn® Strategy Portfolio – Advisor Class
From 01/01/2006* To 12/31/2006	N/A	$0.951	4
From 01/01/2007 To 12/31/2007	$ 0.951	$1.155	96
From 01/01/2008 To 12/31/2008	$ 1.155	$0.639	118
From 01/01/2009 To 12/31/2009	$ 0.639	$0.893	139
From 01/01/2010 To 12/31/2010	$ 0.893	$1.093	101
From 01/01/2011 To 12/30/2011	$ 1.093	$0.997	87
From 01/01/2012 To 12/31/2012	$ 0.997	$1.033	89
From 01/01/2013 To 12/31/2013	$ 1.033	$0.869	63
PIMCO Real Return Portfolio – Advisor Class
From 01/01/2006* To 12/31/2006	N/A	$1.014	3
From 01/01/2007 To 12/31/2007	$ 1.014	$1.105	6
From 01/01/2008 To 12/31/2008	$ 1.105	$1.012	68
From 01/01/2009 To 12/31/2009	$ 1.012	$1.180	75
From 01/01/2010 To 12/31/2010	$ 1.180	$1.256	72
From 01/01/2011 To 12/30/2011	$ 1.256	$1.382	181
From 01/01/2012 To 12/31/2012	$ 1.382	$1.480	123
From 01/01/2013 To 12/31/2013	$ 1.480	$1.324	14
PIMCO Total Return Portfolio – Advisor Class
From 01/01/2006* To 12/31/2006	N/A	$1.032	2
From 01/01/2007 To 12/31/2007	$ 1.032	$1.106	6
From 01/01/2008 To 12/31/2008	$ 1.106	$1.141	119
From 01/01/2009 To 12/31/2009	$ 1.141	$1.282	205
From 01/01/2010 To 12/31/2010	$ 1.282	$1.365	201
From 01/01/2011 To 12/30/2011	$ 1.365	$1.393	201
From 01/01/2012 To 12/31/2012	$ 1.393	$1.504	128
From 01/01/2013 To 12/31/2013	$ 1.504	$1.453	173

Subaccount	Subaccount Unit Value Beginning of Period	Subaccount Unit Value End of Period	Units Outstanding at End of Period (Thousands)
Rydex VT Inverse Government Long Bond Strategy Fund**
From 01/01/2004 To 12/31/2004	$ 1.051	$0.925	134
From 01/01/2005 To 12/31/2005	$ 0.925	$0.865	114
From 01/01/2006 To 12/31/2006	$ 0.865	$0.922	22
From 01/01/2007 To 12/31/2007	$ 0.922	$0.868	21
From 01/01/2008 To 12/31/2008	$ 0.868	$0.597	21
From 01/01/2009 To 12/31/2009	$ 0.597	$0.703	17
From 01/01/2010 To 12/31/2010	$ 0.703	$0.605	-
From 01/01/2011 To 12/30/2011	$ 0.605	$0.415	-
From 01/01/2012 To 12/31/2012	$ 0.415	$0.384	-
From 01/01/2013 To 12/31/2013	$ 0.384	$0.436	-
Rydex VT Nova Fund
From 01/01/2004 To 12/31/2004	$ 1.214	$1.372	34
From 01/01/2005 To 12/31/2005	$ 1.372	$1.407	36
From 01/01/2006 To 12/31/2006	$ 1.407	$1.654	41
From 01/01/2007 To 12/31/2007	$ 1.654	$1.650	40
From 01/01/2008 To 12/31/2008	$ 1.650	$0.740	33
From 01/01/2009 To 12/31/2009	$ 0.740	$0.989	36
From 01/01/2010 To 12/31/2010	$ 0.989	$1.170	34
From 01/01/2011 To 12/30/2011	$ 1.170	$1.140	34
From 01/01/2012 To 12/31/2012	$ 1.140	$1.375	33
From 01/01/2013 To 12/31/2013	$ 1.375	$2.019	21
Sentinel Variable Products Balanced Fund
From 01/01/2007* To 12/31/2007	N/A	-	-
From 01/01/2008 To 12/31/2008	-	-	-
From 01/01/2009 To 12/31/2009	$ 0.851	$0.913	65
From 01/01/2010 To 12/31/2010	$ 0.913	$1.010	135
From 01/01/2011 To 12/30/2011	$ 1.010	$1.036	19
From 01/01/2012 To 12/31/2012	$ 1.036	$1.138	19
From 01/01/2013 To 12/31/2013	$ 1.138	$1.334	56
Sentinel Variable Products Bond Fund
From 01/01/2007* To 12/31/2007	N/A	$1.020	43
From 01/01/2008 To 12/31/2008	$ 1.020	$1.040	290
From 01/01/2009 To 12/31/2009	$ 1.040	$1.139	115
From 01/01/2010 To 12/31/2010	$ 1.139	$1.205	127
From 01/01/2011 To 12/30/2011	$ 1.205	$1.272	133
From 01/01/2012 To 12/31/2012	$ 1.272	$1.336	85
From 01/01/2013 To 12/31/2013	$ 1.336	$1.313	68
Sentinel Variable Products Common Stock Fund
From 01/01/2007* To 12/31/2007	N/A	$1.022	147
From 01/01/2008 To 12/31/2008	$ 1.022	$0.675	380
From 01/01/2009 To 12/31/2009	$ 0.675	$0.850	294
From 01/01/2010 To 12/31/2010	$ 0.850	$0.971	303
From 01/01/2011 To 12/30/2011	$ 0.971	$0.977	295
From 01/01/2012 To 12/31/2012	$ 0.977	$1.109	261
From 01/01/2013 To 12/31/2013	$ 1.109	$1.441	139

Subaccount	Subaccount Unit Value Beginning of Period	Subaccount Unit Value End of Period	Units Outstanding at End of Period (Thousands)
Sentinel Variable Products Mid Cap Fund**
From 01/01/2007* To 12/31/2007	N/A	-	-
From 01/01/2008 To 12/31/2008	$ 1.077	$0.573	6
From 01/01/2009 To 12/31/2009	$ 0.573	$0.738	-
From 01/01/2010 To 12/31/2010	$ 0.738	$0.898	-
From 01/01/2011 To 12/30/2011	$ 0.898	$0.918	-
From 01/01/2012 To 12/31/2012	$ 0.918	$1.017	-
From 01/01/2013 To 12/31/2013	$ 1.017	$1.327	-
Sentinel Variable Products Small Company Fund
From 01/01/2007* To 12/31/2007	N/A	$1.005	19
From 01/01/2008 To 12/31/2008	$ 1.005	$0.671	39
From 01/01/2009 To 12/31/2009	$ 0.671	$0.841	35
From 01/01/2010 To 12/31/2010	$ 0.841	$1.026	51
From 01/01/2011 To 12/30/2011	$ 1.026	$1.042	49
From 01/01/2012 To 12/31/2012	$ 1.042	$1.145	47
From 01/01/2013 To 12/31/2013	$ 1.145	$1.521	32
Templeton Developing Markets VIP Fund – Class 2**
From 01/01/2004 To 12/31/2004	N/A	-	-
From 01/01/2005 To 12/31/2005	-	-	-
From 01/01/2006 To 12/31/2006	-	-	-
From 01/01/2007 To 12/31/2007	$ 1.067	$1.355	38
From 01/01/2008 To 12/31/2008	$ 1.355	$0.632	39
From 01/01/2009 To 12/31/2009	$ 0.632	$1.075	40
From 01/01/2010 To 12/31/2010	$ 1.075	$1.247	71
From 01/01/2011 To 12/30/2011	$ 1.247	$1.034	16
From 01/01/2012 To 12/31/2012	$ 1.034	$1.154	15
From 01/01/2013 To 12/31/2013	$ 1.154	$1.128	-
Templeton Foreign VIP Fund – Class 2**
From 01/01/2004 To 12/31/2004	$ 2.135	$2.495	114
From 01/01/2005 To 12/31/2005	$ 2.495	$2.710	149
From 01/01/2006 To 12/31/2006	$ 2.710	$3.246	142
From 01/01/2007 To 12/31/2007	$ 3.246	$3.695	113
From 01/01/2008 To 12/31/2008	$ 3.695	$2.172	99
From 01/01/2009 To 12/31/2009	$ 2.172	$2.935	82
From 01/01/2010 To 12/31/2010	$ 2.935	$3.137	66
From 01/01/2011 To 12/30/2011	$ 3.137	$2.765	59
From 01/01/2012 To 12/31/2012	$ 2.765	$3.223	42
From 01/01/2013 To 12/31/2013	$ 3.223	$3.908	41
Templeton Growth VIP Fund – Class 2**
From 01/01/2004 To 12/31/2004	$ 2.133	$2.440	95
From 01/01/2005 To 12/31/2005	$ 2.440	$2.619	107
From 01/01/2006 To 12/31/2006	$ 2.619	$3.146	109
From 01/01/2007 To 12/31/2007	$ 3.146	$3.174	115
From 01/01/2008 To 12/31/2008	$ 3.174	$1.805	139
From 01/01/2009 To 12/31/2009	$ 1.805	$2.333	75
From 01/01/2010 To 12/31/2010	$ 2.333	$2.471	74
From 01/01/2011 To 12/30/2011	$ 2.471	$2.267	71
From 01/01/2012 To 12/31/2012	$ 2.267	$2.706	58
From 01/01/2013 To 12/31/2013	$ 2.706	$3.490	45

Subaccount	Subaccount Unit Value Beginning of Period	Subaccount Unit Value End of Period	Units Outstanding at End of Period (Thousands)
Virtus Capital Growth Series – Class A Shares**
From 01/01/2004 To 12/31/2004	$1.867	$1.932	126
From 01/01/2005 To 12/31/2005	$1.932	$1.976	112
From 01/01/2006 To 12/31/2006	$1.976	$2.011	398
From 01/01/2007 To 12/31/2007	$2.011	$2.196	329
From 01/01/2008 To 12/31/2008	$2.196	$1.282	359
From 01/01/2009 To 12/31/2009	$1.282	$1.643	239
From 01/01/2010 To 12/31/2010	$1.643	$1.861	216
From 01/01/2011 To 12/30/2011	$1.861	$1.750	134
From 01/01/2012 To 12/31/2012	$1.750	$1.963	103
From 01/01/2013 To 12/31/2013	$1.963	$2.506	86
Virtus Growth & Income Series – Class A Shares**
From 01/01/2004 To 12/31/2004	$1.953	$2.127	608
From 01/01/2005 To 12/31/2005	$2.127	$2.198	874
From 01/01/2006 To 12/31/2006	$2.198	$2.540	1,182
From 01/01/2007 To 12/31/2007	$2.540	$2.671	1,161
From 01/01/2008 To 12/31/2008	$2.671	$1.714	1,037
From 01/01/2009 To 12/31/2009	$1.714	$2.087	945
From 01/01/2010 To 12/31/2010	$2.087	$2.322	986
From 01/01/2011 To 12/30/2011	$2.322	$2.251	739
From 01/01/2012 To 12/31/2012	$2.251	$2.548	616
From 01/01/2013 To 12/31/2013	$2.548	$3.311	516
Virtus International Series – Class A Shares**
From 01/01/2004 To 12/31/2004	$2.236	$2.662	144
From 01/01/2005 To 12/31/2005	$2.662	$3.113	265
From 01/01/2006 To 12/31/2006	$3.113	$3.910	2,232
From 01/01/2007 To 12/31/2007	$3.910	$4.431	2,236
From 01/01/2008 To 12/31/2008	$4.431	$2.666	2,113
From 01/01/2009 To 12/31/2009	$2.666	$3.676	1846
From 01/01/2010 To 12/31/2010	$3.676	$4.113	1,560
From 01/01/2011 To 12/30/2011	$4.113	$3.870	1,367
From 01/01/2012 To 12/31/2012	$3.870	$4.446	1,154
From 01/01/2013 To 12/31/2013	$4.446	$4.725	886
Virtus Multi-Sector Fixed Income Series – Class A Shares**
From 01/01/2004 To 12/31/2004	$2.445	$2.575	681
From 01/01/2005 To 12/31/2005	$2.575	$2.585	831
From 01/01/2006 To 12/31/2006	$2.585	$2.723	988
From 01/01/2007 To 12/31/2007	$2.723	$2.784	1,069
From 01/01/2008 To 12/31/2008	$2.784	$2.253	901
From 01/01/2009 To 12/31/2009	$2.253	$3.113	406
From 01/01/2010 To 12/31/2010	$3.113	$3.511	355
From 01/01/2011 To 12/30/2011	$3.511	$3.565	306
From 01/01/2012 To 12/31/2012	$3.565	$4.032	270
From 01/01/2013 To 12/31/2013	$4.032	$4.065	217

Subaccount	Subaccount Unit Value Beginning of Period	Subaccount Unit Value End of Period	Units Outstanding at End of Period (Thousands)
Virtus Real Estate Securities Series – Class A Shares**
From 01/01/2004 To 12/31/2004	$3.081	$4.091	128
From 01/01/2005 To 12/31/2005	$4.091	$4.643	288
From 01/01/2006 To 12/31/2006	$4.643	$6.276	411
From 01/01/2007 To 12/31/2007	$6.276	$5.215	392
From 01/01/2008 To 12/31/2008	$5.215	$3.246	379
From 01/01/2009 To 12/31/2009	$3.246	$4.132	310
From 01/01/2010 To 12/31/2010	$4.132	$5.215	253
From 01/01/2011 To 12/30/2011	$5.215	$5.650	217
From 01/01/2012 To 12/31/2012	$5.650	$6.516	187
From 01/01/2013 To 12/31/2013	$6.516	$6.482	163
Virtus Small-Cap Growth Series – Class A Shares**
From 01/01/2004 To 12/31/2004	$3.034	$3.055	132
From 01/01/2005 To 12/31/2005	$3.055	$3.484	122
From 01/01/2006 To 12/31/2006	$3.484	$4.103	258
From 01/01/2007 To 12/31/2007	$4.103	$4.697	234
From 01/01/2008 To 12/31/2008	$4.697	$2.550	187
From 01/01/2009 To 12/31/2009	$2.550	$3.078	164
From 01/01/2010 To 12/31/2010	$3.078	$3.445	187
From 01/01/2011 To 12/30/2011	$3.445	$3.961	137
From 01/01/2012 To 12/31/2012	$3.961	$4.367	122
From 01/01/2013 To 12/31/2013	$4.367	$6.037	107
Virtus Small-Cap Value Series – Class A Shares**
From 01/01/2004 To 12/31/2004	$2.724	$3.295	76
From 01/01/2005 To 12/31/2005	$3.295	$3.492	139
From 01/01/2006 To 12/31/2006	$3.492	$4.019	272
From 01/01/2007 To 12/31/2007	$4.019	$3.880	277
From 01/01/2008 To 12/31/2008	$3.880	$2.375	252
From 01/01/2009 To 12/31/2009	$2.375	$2.831	238
From 01/01/2010 To 12/31/2010	$2.831	$3.278	457
From 01/01/2011 To 12/30/2011	$3.278	$3.378	405
From 01/01/2012 To 12/31/2012	$3.378	$3.602	394
From 01/01/2013 To 12/31/2013	$3.602	$5.000	268
Virtus Strategic Allocation Series – Class A Shares**
From 01/01/2004 To 12/31/2004	$2.086	$2.211	785
From 01/01/2005 To 12/31/2005	$2.211	$2.219	696
From 01/01/2006 To 12/31/2006	$2.219	$2.465	284
From 01/01/2007 To 12/31/2007	$2.465	$2.576	273
From 01/01/2008 To 12/31/2008	$2.576	$1.894	132
From 01/01/2009 To 12/31/2009	$1.894	$2.325	104
From 01/01/2010 To 12/31/2010	$2.325	$2.595	91
From 01/01/2011 To 12/30/2011	$2.595	$2.608	68
From 01/01/2012 To 12/31/2012	$2.608	$2.916	6
From 01/01/2013 To 12/31/2013	$2.916	$3.393	25

Subaccount	Subaccount Unit Value Beginning of Period	Subaccount Unit Value End of Period	Units Outstanding at End of Period (Thousands)
Wanger International**
From 01/01/2004 To 12/31/2004	$2.539	$3.262	246
From 01/01/2005 To 12/31/2005	$3.262	$3.909	341
From 01/01/2006 To 12/31/2006	$3.909	$5.286	423
From 01/01/2007 To 12/31/2007	$5.286	$6.062	412
From 01/01/2008 To 12/31/2008	$6.062	$3.252	415
From 01/01/2009 To 12/31/2009	$3.252	$4.802	349
From 01/01/2010 To 12/31/2010	$4.802	$5.915	287
From 01/01/2011 To 12/30/2011	$5.915	$4.980	230
From 01/01/2012 To 12/31/2012	$4.980	$5.968	200
From 01/01/2013 To 12/31/2013	$5.968	$7.201	158
Wanger International Select
From 01/01/2004 To 12/31/2004	$2.409	$2.953	10
From 01/01/2005 To 12/31/2005	$2.953	$3.390	58
From 01/01/2006 To 12/31/2006	$3.390	$4.546	82
From 01/01/2007 To 12/31/2007	$4.546	$5.459	90
From 01/01/2008 To 12/31/2008	$5.459	$2.995	93
From 01/01/2009 To 12/31/2009	$2.995	$3.926	81
From 01/01/2010 To 12/31/2010	$3.926	$4.726	74
From 01/01/2011 To 12/30/2011	$4.726	$4.189	71
From 01/01/2012 To 12/31/2012	$4.189	$5.038	69
From 01/01/2013 To 12/31/2013	$5.038	$5.665	68
Wanger Select
From 01/01/2004 To 12/31/2004	$2.471	$2.907	31
From 01/01/2005 To 12/31/2005	$2.907	$3.167	98
From 01/01/2006 To 12/31/2006	$3.167	$3.738	80
From 01/01/2007 To 12/31/2007	$3.738	$4.032	89
From 01/01/2008 To 12/31/2008	$4.032	$2.025	96
From 01/01/2009 To 12/31/2009	$2.025	$3.318	70
From 01/01/2010 To 12/31/2010	$3.318	$4.141	67
From 01/01/2011 To 12/30/2011	$4.141	$3.361	52
From 01/01/2012 To 12/31/2012	$3.361	$3.926	48
From 01/01/2013 To 12/31/2013	$3.926	$5.209	43
Wanger USA**
From 01/01/2004 To 12/31/2004	$2.465	$2.876	126
From 01/01/2005 To 12/31/2005	$2.876	$3.155	150
From 01/01/2006 To 12/31/2006	$3.155	$3.356	151
From 01/01/2007 To 12/31/2007	$3.356	$3.487	150
From 01/01/2008 To 12/31/2008	$3.487	$2.074	144
From 01/01/2009 To 12/31/2009	$2.074	$2.908	105
From 01/01/2010 To 12/31/2010	$2.908	$3.537	69
From 01/01/2011 To 12/30/2011	$3.537	$3.366	67
From 01/01/2012 To 12/31/2012	$3.366	$3.983	51
From 01/01/2013 To 12/31/2013	$3.983	$5.253	51
*Subaccount began operations in this period
**Experienced a name change within the past 10 years.
†Amount is less than 500 units.
“-” denotes no contract owner was invested in subaccount in this period

Death Benefit Option 3 Contracts without the Accumulation Enhancement
Subaccount	Subaccount Unit Value Beginning of Period	Subaccount Unit Value End of Period	Units Outstanding at End of Period (Thousands)
Alger Capital Appreciation Portfolio – Class I-2 Shares**
From 01/01/2004 To 12/31/2004	-	-	-
From 01/01/2005 To 12/31/2005	-	-	-
From 01/01/2006 To 12/31/2006	-	-	-
From 01/01/2007 To 12/31/2007	-	-	-
From 01/01/2008 To 12/31/2008	-	-	-
From 01/01/2009 To 12/31/2009	-	-	-
From 01/01/2010 To 12/31/2010	-	-	-
From 01/01/2011 To 12/30/2011	-	-	-
From 01/01/2012 To 12/31/2012	-	-	-
From 01/01/2013 To 12/31/2013	-	-	-
AllianceBernstein VPS Balanced Wealth Strategy Portfolio – Class B
From 01/01/2008* To 12/31/2008	N/A	-	-
From 01/01/2009 To 12/31/2009	-	-	-
From 01/01/2010 To 12/31/2010	-	-	-
From 01/01/2011 To 12/30/2011	-	-	-
From 01/01/2012 To 12/31/2012	-	-	-
From 01/01/2013 To 12/31/2013	-	-	-
Calvert VP S&P MidCap 400 Index Portfolio – Class I Shares**
From 01/01/2008* To 12/31/2008	N/A	-	-
From 01/01/2009 To 12/31/2009	-	-	-
From 01/01/2010 To 12/31/2010	-	-	-
From 01/01/2011 To 12/30/2011	-	-	-
From 01/01/2012 To 12/31/2012	-	-	-
From 01/01/2013 To 12/31/2013	-	-	-
Deutsche Equity 500 Index VIP – Class A**
From 01/01/2004 To 12/31/2004	-	-	-
From 01/01/2005 To 12/31/2005	$ 2.133	$2.222	16
From 01/01/2006 To 12/31/2006	$ 2.222	$2.534	59
From 01/01/2007 To 12/31/2007	$ 2.534	$2.633	75
From 01/01/2008 To 12/31/2008	$ 2.633	$1.633	36
From 01/01/2009 To 12/31/2009	$ 1.633	$2.037	37
From 01/01/2010 To 12/31/2010	$ 2.037	$2.306	37
From 01/01/2011 To 12/30/2011	$ 2.306	$2.318	49
From 01/01/2012 To 12/31/2012	$ 2.318	$2.647	48
From 01/01/2013 To 12/31/2013	$ 2.647	$3.446	54
Deutsche Small Cap Index VIP – Class A**
From 01/01/2008* To 12/31/2008	N/A	-	-
From 01/01/2009 To 12/31/2009	-	-	-
From 01/01/2010 To 12/31/2010	-	-	-
From 01/01/2011 To 12/30/2011	-	-	-
From 01/01/2012 To 12/31/2012	-	-	-
From 01/01/2013 To 12/31/2013	-	-	-

Subaccount	Subaccount Unit Value Beginning of Period	Subaccount Unit Value End of Period	Units Outstanding at End of Period (Thousands)
Federated Fund for U.S. Government Securities II
From 01/01/2004 To 12/31/2004	$2.156	$2.204	30
From 01/01/2005 To 12/31/2005	$2.204	$2.220	67
From 01/01/2006 To 12/31/2006	$2.220	$2.282	143
From 01/01/2007 To 12/31/2007	$2.282	$2.394	191
From 01/01/2008 To 12/31/2008	$2.394	$2.464	126
From 01/01/2009 To 12/31/2009	$2.464	$2.558	118
From 01/01/2010 To 12/31/2010	$2.558	$2.656	116
From 01/01/2011 To 12/30/2011	$2.656	$2.773	147
From 01/01/2012 To 12/31/2012	$2.773	$2.818	141
From 01/01/2013 To 12/31/2013	$2.818	$2.724	121
Federated High Income Bond Fund II – Primary Shares
From 01/01/2004 To 12/31/2004	$2.403	$2.619	4
From 01/01/2005 To 12/31/2005	$2.619	$2.654	4
From 01/01/2006 To 12/31/2006	$2.654	$2.903	4
From 01/01/2007 To 12/31/2007	$2.903	$2.963	4
From 01/01/2008 To 12/31/2008	$2.963	$2.164	3
From 01/01/2009 To 12/31/2009	$2.164	$3.265	3
From 01/01/2010 To 12/31/2010	$3.265	$3.698	2
From 01/01/2011 To 12/30/2011	$3.698	$3.838	2
From 01/01/2012 To 12/31/2012	$3.838	$4.345	2
From 01/01/2013 To 12/31/2013	$4.345	$4.588	1
Federated Prime Money Fund II
From 01/01/2010* To 12/31/2010	$1.000	$0.988	346
From 01/01/2011 To 12/30/2011	$0.988	$0.975	252
From 01/01/2012 To 12/31/2012	$0.975	$0.962	297
From 01/01/2013 To 12/31/2013	$0.962	$0.950	298
Fidelity ® VIP Contrafund® Portfolio – Service Class
From 01/01/2004 To 12/31/2004	$2.324	$2.646	20
From 01/01/2005 To 12/31/2005	$2.646	$3.052	23
From 01/01/2006 To 12/31/2006	$3.052	$3.361	23
From 01/01/2007 To 12/31/2007	$3.361	$3.898	25
From 01/01/2008 To 12/31/2008	$3.898	$2.208	5
From 01/01/2009 To 12/31/2009	$2.208	$2.956	5
From 01/01/2010 To 12/31/2010	$2.956	$3.417	5
From 01/01/2011 To 12/30/2011	$3.417	$3.284	4
From 01/01/2012 To 12/31/2012	$3.284	$3.770	3
From 01/01/2013 To 12/31/2013	$3.770	$4.880	2
Fidelity ® VIP Growth Opportunities Portfolio – Service Class
From 01/01/2004 To 12/31/2004	-	-	-
From 01/01/2005 To 12/31/2005	$2.106	$2.277	10
From 01/01/2006 To 12/31/2006	$2.277	$2.366	47
From 01/01/2007 To 12/31/2007	$2.366	$2.874	54
From 01/01/2008 To 12/31/2008	$2.874	$1.275	58
From 01/01/2009 To 12/31/2009	$1.275	$1.833	61
From 01/01/2010 To 12/31/2010	$1.833	$2.237	56
From 01/01/2011 To 12/30/2011	$2.237	$2.256	47
From 01/01/2012 To 12/31/2012	$2.256	$2.661	44
From 01/01/2013 To 12/31/2013	$2.661	$3.618	46

Subaccount	Subaccount Unit Value Beginning of Period	Subaccount Unit Value End of Period	Units Outstanding at End of Period (Thousands)
Fidelity ® VIP Growth Portfolio – Service Class
From 01/01/2004 To 12/31/2004	$ 1.829	$1.864	7
From 01/01/2005 To 12/31/2005	$ 1.864	$1.944	6
From 01/01/2006 To 12/31/2006	$ 1.944	$2.048	6
From 01/01/2007 To 12/31/2007	$ 2.048	$2.564	5
From 01/01/2008 To 12/31/2008	$ 2.564	$1.335	4
From 01/01/2009 To 12/31/2009	$ 1.335	$1.689	4
From 01/01/2010 To 12/31/2010	$ 1.689	$2.068	3
From 01/01/2011 To 12/30/2011	$ 2.068	$2.044	0+
From 01/01/2012 To 12/31/2012	$ 2.044	$2.311	0+
From 01/01/2013 To 12/31/2013	$ 2.311	$3.107	0+
Fidelity ® VIP Investment Grade Bond Portfolio – Service Class
From 01/01/2007* To 12/31/2007	N/A	-	-
From 01/01/2008 To 12/31/2008	$ 1.033	$0.985	84
From 01/01/2009 To 12/31/2009	$ 0.985	$1.125	86
From 01/01/2010 To 12/31/2010	$ 1.125	$1.196	80
From 01/01/2011 To 12/30/2011	$ 1.196	$1.265	76
From 01/01/2012 To 12/31/2012	$ 1.265	$1.321	72
From 01/01/2013 To 12/31/2013	$ 1.321	$1.279	77
Franklin Flex Cap Growth VIP Fund – Class 2**
From 01/01/2008* To 12/31/2008	N/A	-	-
From 01/01/2009 To 12/31/2009	-	-	-
From 01/01/2010 To 12/31/2010	-	-	-
From 01/01/2011 To 12/30/2011	-	-	-
From 01/01/2012 To 12/31/2012	-	-	-
From 01/01/2013 To 12/31/2013	-	-	-
Franklin Income VIP Fund – Class 2**
From 01/01/2006* To 12/31/2006	N/A	-	-
From 01/01/2007 To 12/31/2007	-	-	-
From 01/01/2008 To 12/31/2008	-	-	-
From 01/01/2009 To 12/31/2009	$ 0.790	$1.057	21
From 01/01/2010 To 12/31/2010	$ 1.057	$1.175	36
From 01/01/2011 To 12/30/2011	$ 1.175	$1.188	-
From 01/01/2012 To 12/31/2012	$ 1.188	$1.320	-
From 01/01/2013 To 12/31/2013	$ 1.320	$1.485	-
Franklin Mutual Shares VIP Fund – Class 2**
From 01/01/2004 To 12/31/2004	-	-	-
From 01/01/2005 To 12/31/2005	-	-	-
From 01/01/2006 To 12/31/2006	-	-	-
From 01/01/2007 To 12/31/2007	-	-	-
From 01/01/2008 To 12/31/2008	-	-	-
From 01/01/2009 To 12/31/2009	-	-	-
From 01/01/2010 To 12/31/2010	-	-	-
From 01/01/2011 To 12/30/2011	-	-	-
From 01/01/2012 To 12/31/2012	-	-	-
From 01/01/2013 To 12/31/2013	-	-	-

Subaccount	Subaccount Unit Value Beginning of Period	Subaccount Unit Value End of Period	Units Outstanding at End of Period (Thousands)
Guggenheim VT Long Short Equity Fund**
From 01/01/2004 To 12/31/2004	-	-	-
From 01/01/2005 To 12/31/2005	$ 1.242	$1.414	27
From 01/01/2006 To 12/31/2006	$ 1.414	$1.554	2
From 01/01/2007 To 12/31/2007	$ 1.554	$1.883	2
From 01/01/2008 To 12/31/2008	$ 1.883	$1.101	2
From 01/01/2009 To 12/31/2009	$ 1.101	$1.384	2
From 01/01/2010 To 12/31/2010	$ 1.384	$1.519	2
From 01/01/2011 To 12/30/2011	$ 1.519	$1.401	1
From 01/01/2012 To 12/31/2012	$ 1.401	$1.444	1
From 01/01/2013 To 12/31/2013	$ 1.444	$1.674	0+
Ibbotson Aggressive Growth ETF Asset Allocation Portfolio – Class II
From 01/01/2010* To 12/31/2010	N/A	$1.047	8
From 01/01/2011 To 12/30/2011	$ 1.047	$0.981	7
From 01/01/2012 To 12/31/2012	$ 0.981	$1.106	6
From 01/01/2013 To 12/31/2013	$ 1.106	$1.289	6
Ibbotson Balanced ETF Asset Allocation Portfolio – Class II
From 01/01/2010* To 12/31/2010	N/A	-	-
From 01/01/2011 To 12/30/2011	-	-	-
From 01/01/2012 To 12/31/2012	-	-	-
From 01/01/2013 To 12/31/2013	-	-	-
Ibbotson Growth ETF Asset Allocation Portfolio – Class II
From 01/01/2010* To 12/31/2010	N/A	-	-
From 01/01/2011 To 12/30/2011	-	-	-
From 01/01/2012 To 12/31/2012	-	-	-
From 01/01/2013 To 12/31/2013	-	-	-
Ibbotson Income and Growth ETF Asset Allocation Portfolio – Class II
From 01/01/2010* To 12/31/2010	N/A	$1.011	10
From 01/01/2011 To 12/30/2011	$ 1.011	$1.009	10
From 01/01/2012 To 12/31/2012	$ 1.009	$1.074	-
From 01/01/2013 To 12/31/2013	$ 1.074	$1.138	-
Invesco V.I. American Franchise Fund – Series I Shares**
From 01/01/2012* To 12/31/2012	N/A	$0.976	46
From 01/01/2013 To 12/31/2013	$ 0.976	$1.349	42
Invesco V.I. Core Equity Fund – Series I Shares**
From 01/01/2006* To 12/31/2006	N/A	$1.086	1
From 01/01/2007 To 12/31/2007	$ 1.086	$1.159	1
From 01/01/2008 To 12/31/2008	$ 1.159	$0.799	1
From 01/01/2009 To 12/31/2009	$ 0.799	$1.012	1
From 01/01/2010 To 12/31/2010	$ 1.012	$1.094	1
From 01/01/2011 To 12/30/2011	$ 1.094	$1.079	1
From 01/01/2012 To 12/31/2012	$ 1.079	$1.213	1
From 01/01/2013 To 12/31/2013	$ 1.213	$1.548	1

Subaccount	Subaccount Unit Value Beginning of Period	Subaccount Unit Value End of Period	Units Outstanding at End of Period (Thousands)
Invesco V.I. Mid Cap Core Equity Fund – Series I Shares**
From 01/01/2004 To 12/31/2004	-	-	-
From 01/01/2005 To 12/31/2005	-	-	-
From 01/01/2006 To 12/31/2006	-	-	-
From 01/01/2007 To 12/31/2007	-	-	-
From 01/01/2008 To 12/31/2008	-	-	-
From 01/01/2009 To 12/31/2009	-	-	-
From 01/01/2010 To 12/31/2010	-	-	-
From 01/01/2011 To 12/30/2011	-	-	-
From 01/01/2012 To 12/31/2012	-	-	-
From 01/01/2013 To 12/31/2013	-	-	-
Invesco V.I. Equity and Income Fund – Series II Shares**
From 01/01/2007* To 12/31/2006	N/A	-	-
From 01/01/2007 To 12/31/2007	-	-	-
From 01/01/2008 To 12/31/2008	-	-	-
From 01/01/2009 To 12/31/2009	-	-	-
From 01/01/2010 To 12/31/2010	-	-	-
From 01/01/2011 To 12/30/2011	-	-	-
From 01/01/2012 To 12/31/2012	-	-	-
From 01/01/2013 To 12/31/2013	-	-	-
Lazard Retirement U.S. Small-Mid Cap Equity Portfolio – Service Shares**
From 01/01/2005* To 12/31/2005	N/A	$1.093	4
From 01/01/2006 To 12/31/2006	$ 1.093	$1.252	4
From 01/01/2007 To 12/31/2007	$ 1.252	$1.147	4
From 01/01/2008 To 12/31/2008	$ 1.147	$0.719	-
From 01/01/2009 To 12/31/2009	$ 0.719	$1.083	-
From 01/01/2010 To 12/31/2010	$ 1.083	$1.323	-
From 01/01/2011 To 12/30/2011	$ 1.323	$1.187	-
From 01/01/2012 To 12/31/2012	$ 1.187	$1.293	-
From 01/01/2013 To 12/31/2013	$ 1.293	$1.725	-
Lord Abbett Series Fund Bond Debenture Portfolio – Class VC Shares
From 01/01/2005* To 12/31/2005	N/A	$1.021	27
From 01/01/2006 To 12/31/2006	$ 1.021	$1.102	27
From 01/01/2007 To 12/31/2007	$ 1.102	$1.155	27
From 01/01/2008 To 12/31/2008	$ 1.155	$0.940	11
From 01/01/2009 To 12/31/2009	$ 0.940	$1.246	11
From 01/01/2010 To 12/31/2010	$ 1.246	$1.382	11
From 01/01/2011 To 12/30/2011	$ 1.382	$1.423	9
From 01/01/2012 To 12/31/2012	$ 1.423	$1.581	3
From 01/01/2013 To 12/31/2013	$ 1.581	$1.688	1
Lord Abbett Series Fund Growth and Income Portfolio – Class VC Shares
From 01/01/2005* To 12/31/2005	N/A	$1.049	79
From 01/01/2006 To 12/31/2006	$ 1.049	$1.214	154
From 01/01/2007 To 12/31/2007	$ 1.214	$1.239	177
From 01/01/2008 To 12/31/2008	$ 1.239	$0.778	87
From 01/01/2009 To 12/31/2009	$ 0.778	$0.912	86
From 01/01/2010 To 12/31/2010	$ 0.912	$1.057	85
From 01/01/2011 To 12/30/2011	$ 1.057	$0.980	76
From 01/01/2012 To 12/31/2012	$ 0.980	$1.084	73
From 01/01/2013 To 12/31/2013	$ 1.084	$1.455	67

Subaccount	Subaccount Unit Value Beginning of Period	Subaccount Unit Value End of Period	Units Outstanding at End of Period (Thousands)
Lord Abbett Series Fund Mid Cap Stock Portfolio – Class VC Shares**
From 01/01/2005* To 12/31/2005	N/A	$ 1.082	10
From 01/01/2006 To 12/31/2006	$ 1.082	$ 1.198	7
From 01/01/2007 To 12/31/2007	$ 1.198	$ 1.190	14
From 01/01/2008 To 12/31/2008	$ 1.190	$ 0.712	1
From 01/01/2009 To 12/31/2009	$ 0.712	$ 0.890	1
From 01/01/2010 To 12/31/2010	$ 0.890	$ 1.102	1
From 01/01/2011 To 12/30/2011	$ 1.102	$ 1.044	1
From 01/01/2012 To 12/31/2012	$ 1.044	$ 1.180	1
From 01/01/2013 To 12/31/2013	$ 1.180	$ 1.518	1
Neuberger Berman AMT Guardian Portfolio – S Class
From 01/01/2006* To 12/31/2006	N/A	-	-
From 01/01/2007 To 12/31/2007	-	-	-
From 01/01/2008 To 12/31/2008	$ 1.116	$ 0.690	32
From 01/01/2009 To 12/31/2009	$ 0.690	$ 0.882	34
From 01/01/2010 To 12/31/2010	$ 0.882	$ 1.036	32
From 01/01/2011 To 12/30/2011	$ 1.036	$ 0.991	31
From 01/01/2012 To 12/31/2012	$ 0.991	$ 1.101	28
From 01/01/2013 To 12/31/2013	$ 1.101	$ 1.506	23
Neuberger Berman AMT Small Cap Growth Portfolio – S Class**
From 01/01/2006* To 12/31/2006	N/A	-	-
From 01/01/2007 To 12/31/2007	-	-	-
From 01/01/2008 To 12/31/2008	-	-	-
From 01/01/2009 To 12/31/2009	-	-	-
From 01/01/2010 To 12/31/2010	-	-	-
From 01/01/2011 To 12/30/2011	-	-	-
From 01/01/2012 To 12/31/2012	-	-	-
From 01/01/2013 To 12/31/2013	-	-	-
Oppenheimer Capital Appreciation Fund/VA – Service Shares
From 01/01/2006* To 12/31/2006	N/A	-	-
From 01/01/2007 To 12/31/2007	-	-	-
From 01/01/2008 To 12/31/2008	-	-	-
From 01/01/2009 To 12/31/2009	-	-	-
From 01/01/2010 To 12/31/2010	-	-	-
From 01/01/2011 To 12/30/2011	-	-	-
From 01/01/2012 To 12/31/2012	-	-	-
From 01/01/2013 To 12/31/2013	-	-	-
Oppenheimer Global Fund/VA – Service Shares**
From 01/01/2006* To 12/31/2006	N/A	-	-
From 01/01/2007 To 12/31/2007	-	-	-
From 01/01/2008 To 12/31/2008	$ 1.113	$656.000	7
From 01/01/2009 To 12/31/2009	$656.000	$ 0.902	7
From 01/01/2010 To 12/31/2010	$ 0.902	$ 1.030	7
From 01/01/2011 To 12/30/2011	$ 1.030	$ 0.930	7
From 01/01/2012 To 12/31/2012	$ 0.930	$ 1.110	-
From 01/01/2013 To 12/31/2013	$ 1.110	$ 1.391	-

Subaccount	Subaccount Unit Value Beginning of Period	Subaccount Unit Value End of Period	Units Outstanding at End of Period (Thousands)
Oppenheimer Main Street Small Cap Fund®/VA – Service Shares*
From 01/01/2006* To 12/31/2006	N/A	-	-
From 01/01/2007 To 12/31/2007	-	-	-
From 01/01/2008 To 12/31/2008	$ 0.971	$0.594	40
From 01/01/2009 To 12/31/2009	$ 0.594	$0.803	39
From 01/01/2010 To 12/31/2010	$ 0.803	$0.975	36
From 01/01/2011 To 12/30/2011	$ 0.975	$0.940	34
From 01/01/2012 To 12/31/2012	$ 0.940	$1.091	30
From 01/01/2013 To 12/31/2013	$ 1.091	$1.515	23
PIMCO CommodityRealReturn® Strategy Portfolio – Advisor Class
From 01/01/2006* To 12/31/2006	N/A	-	-
From 01/01/2007 To 12/31/2007	-	-	-
From 01/01/2008 To 12/31/2008	$ 1.157	$0.641	27
From 01/01/2009 To 12/31/2009	$ 0.641	$0.896	29
From 01/01/2010 To 12/31/2010	$ 0.896	$1.099	27
From 01/01/2011 To 12/30/2011	$ 1.099	$1.003	25
From 01/01/2012 To 12/31/2012	$ 1.003	$1.040	24
From 01/01/2013 To 12/31/2013	$ 1.040	$0.876	30
PIMCO Real Return Portfolio – Advisor Class
From 01/01/2006* To 12/31/2006	N/A	-	-
From 01/01/2007 To 12/31/2007	-	-	-
From 01/01/2008 To 12/31/2008	-	-	-
From 01/01/2009 To 12/31/2009	-	-	-
From 01/01/2010 To 12/31/2010	-	-	-
From 01/01/2011 To 12/30/2011	-	-	-
From 01/01/2012 To 12/31/2012	-	-	-
From 01/01/2013 To 12/31/2013	-	-	-
PIMCO Total Return Portfolio – Advisor Class
From 01/01/2006* To 12/31/2006	N/A	-	-
From 01/01/2007 To 12/31/2007	-	-	-
From 01/01/2008 To 12/31/2008	-	-	-
From 01/01/2009 To 12/31/2009	-	-	-
From 01/01/2010 To 12/31/2010	-	-	-
From 01/01/2011 To 12/30/2011	-	-	-
From 01/01/2012 To 12/31/2012	-	-	-
From 01/01/2013 To 12/31/2013	-	-	-
Rydex VT Inverse Government Long Bond Strategy Fund**
From 01/01/2004 To 12/31/2004	$ 2.000	$0.927	11
From 01/01/2005 To 12/31/2005	$ 0.927	$0.867	30
From 01/01/2006 To 12/31/2006	$ 0.867	$0.925	30
From 01/01/2007 To 12/31/2007	$ 0.925	$0.872	30
From 01/01/2008 To 12/31/2008	$ 0.872	$0.601	16
From 01/01/2009 To 12/31/2009	$ 0.601	$0.708	16
From 01/01/2010 To 12/31/2010	$ 0.708	$0.609	15
From 01/01/2011 To 12/30/2011	$ 0.609	$0.418	14
From 01/01/2012 To 12/31/2012	$ 0.418	$0.387	6
From 01/01/2013 To 12/31/2013	$ 0.387	$0.441	5

Subaccount	Subaccount Unit Value Beginning of Period	Subaccount Unit Value End of Period	Units Outstanding at End of Period (Thousands)
Rydex VT Nova Fund
From 01/01/2004 To 12/31/2004	$ 2.000	$1.259	2
From 01/01/2005 To 12/31/2005	$ 1.259	$1.410	37
From 01/01/2006 To 12/31/2006	$ 1.410	$1.660	2
From 01/01/2007 To 12/31/2007	$ 1.660	$1.657	36
From 01/01/2008 To 12/31/2008	$ 1.657	$0.745	36
From 01/01/2009 To 12/31/2009	$ 0.745	$0.996	35
From 01/01/2010 To 12/31/2010	$ 0.996	$1.179	35
From 01/01/2011 To 12/30/2011	$ 1.179	$1.150	35
From 01/01/2012 To 12/31/2012	$ 1.150	$1.388	34
From 01/01/2013 To 12/31/2013	$ 1.388	$2.041	34
Sentinel Variable Products Balanced Fund
From 01/01/2007* To 12/31/2007	N/A	-	-
From 01/01/2008 To 12/31/2008	$ 1.017	$0.763	6
From 01/01/2009 To 12/31/2009	$ 0.763	$0.915	6
From 01/01/2010 To 12/31/2010	$ 0.915	$1.013	6
From 01/01/2011 To 12/30/2011	$ 1.013	$1.040	6
From 01/01/2012 To 12/31/2012	$ 1.040	$1.144	-
From 01/01/2013 To 12/31/2013	$ 1.144	$1.343	-
Sentinel Variable Products Bond Fund
From 01/01/2007* To 12/31/2007	N/A	-	-
From 01/01/2008 To 12/31/2008	$ 1.020	$1.041	69
From 01/01/2009 To 12/31/2009	$ 1.041	$1.141	72
From 01/01/2010 To 12/31/2010	$ 1.141	$1.209	67
From 01/01/2011 To 12/30/2011	$ 1.209	$1.277	64
From 01/01/2012 To 12/31/2012	$ 1.277	$1.343	59
From 01/01/2013 To 12/31/2013	$ 1.343	$1.321	63
Sentinel Variable Products Common Stock Fund
From 01/01/2007* To 12/31/2007	N/A	-	-
From 01/01/2008 To 12/31/2008	$ 1.023	$0.676	154
From 01/01/2009 To 12/31/2009	$ 0.676	$0.852	159
From 01/01/2010 To 12/31/2010	$ 0.852	$0.974	148
From 01/01/2011 To 12/30/2011	$ 0.974	$0.982	139
From 01/01/2012 To 12/31/2012	$ 0.982	$1.115	119
From 01/01/2013 To 12/31/2013	$ 1.115	$1.450	103
Sentinel Variable Products Mid Cap Fund**
From 01/01/2007* To 12/31/2007	N/A	-	-
From 01/01/2008 To 12/31/2008	-	-	-
From 01/01/2009 To 12/31/2009	-	-	-
From 01/01/2010 To 12/31/2010	-	-	-
From 01/01/2011 To 12/30/2011	-	-	-
From 01/01/2012 To 12/31/2012	-	-	-
From 01/01/2013 To 12/31/2013	-	-	-
Sentinel Variable Products Small Company Fund
From 01/01/2007* To 12/31/2007	N/A	-	-
From 01/01/2008 To 12/31/2008	-	-	-
From 01/01/2009 To 12/31/2009	-	-	-
From 01/01/2010 To 12/31/2010	-	-	-
From 01/01/2011 To 12/30/2011	-	-	-
From 01/01/2012 To 12/31/2012	-	-	-
From 01/01/2013 To 12/31/2013	-	-	-

Subaccount	Subaccount Unit Value Beginning of Period	Subaccount Unit Value End of Period	Units Outstanding at End of Period (Thousands)
Templeton Developing VIP Securities Fund – Class 2**
From 01/01/2004 To 12/31/2004	-	-	-
From 01/01/2005 To 12/31/2005	-	-	-
From 01/01/2006 To 12/31/2006	-	-	-
From 01/01/2007 To 12/31/2007	$1.068	$1.357	1
From 01/01/2008 To 12/31/2008	$1.357	$0.634	7
From 01/01/2009 To 12/31/2009	$0.634	$1.079	6
From 01/01/2010 To 12/31/2010	$1.079	$1.253	6
From 01/01/2011 To 12/30/2011	$1.253	$1.040	30
From 01/01/2012 To 12/31/2012	$1.040	$1.162	25
From 01/01/2013 To 12/31/2013	$1.162	$1.136	1
Templeton Foreign VIP Fund – Class 2**
From 01/01/2004 To 12/31/2004	$2.139	$2.503	4
From 01/01/2005 To 12/31/2005	$2.503	$2.722	6
From 01/01/2006 To 12/31/2006	$2.722	$3.263	5
From 01/01/2007 To 12/31/2007	$3.263	$3.718	5
From 01/01/2008 To 12/31/2008	$3.718	$2.188	1
From 01/01/2009 To 12/31/2009	$2.188	$2.959	1
From 01/01/2010 To 12/31/2010	$2.959	$3.166	16
From 01/01/2011 To 12/30/2011	$3.166	$2.793	1
From 01/01/2012 To 12/31/2012	$2.793	$3.259	1
From 01/01/2013 To 12/31/2013	$3.259	$3.956	1
Templeton Growth VIP Fund – Class 2**
From 01/01/2004 To 12/31/2004	$2.137	$2.447	26
From 01/01/2005 To 12/31/2005	$2.447	$2.630	12
From 01/01/2006 To 12/31/2006	$2.630	$3.162	12
From 01/01/2007 To 12/31/2007	$3.162	$3.194	12
From 01/01/2008 To 12/31/2008	$3.194	$1.818	-
From 01/01/2009 To 12/31/2009	$1.818	$2.353	-
From 01/01/2010 To 12/31/2010	$2.353	$2.494	-
From 01/01/2011 To 12/30/2011	$2.494	$2.290	-
From 01/01/2012 To 12/31/2012	$2.290	$2.736	-
From 01/01/2013 To 12/31/2013	$2.736	$3.533	-
Virtus Capital Growth Series – Class A Shares**
From 01/01/2004 To 12/31/2004	$1.871	$1.938	3
From 01/01/2005 To 12/31/2005	$1.938	$1.984	3
From 01/01/2006 To 12/31/2006	$1.984	$2.021	9
From 01/01/2007 To 12/31/2007	$2.021	$2.210	8
From 01/01/2008 To 12/31/2008	$2.210	$1.291	7
From 01/01/2009 To 12/31/2009	$1.291	$1.656	6
From 01/01/2010 To 12/31/2010	$1.656	$1.878	6
From 01/01/2011 To 12/30/2011	$1.878	$1.768	3
From 01/01/2012 To 12/31/2012	$1.768	$1.986	2
From 01/01/2013 To 12/31/2013	$1.986	$2.537	1

Subaccount	Subaccount Unit Value Beginning of Period	Subaccount Unit Value End of Period	Units Outstanding at End of Period (Thousands)
Virtus Growth & Income Series – Class A Shares**
From 01/01/2004 To 12/31/2004	$1.957	$2.134	24
From 01/01/2005 To 12/31/2005	$2.134	$2.208	27
From 01/01/2006 To 12/31/2006	$2.208	$2.553	47
From 01/01/2007 To 12/31/2007	$2.553	$2.688	55
From 01/01/2008 To 12/31/2008	$2.688	$1.726	34
From 01/01/2009 To 12/31/2009	$1.726	$2.104	33
From 01/01/2010 To 12/31/2010	$2.104	$2.343	45
From 01/01/2011 To 12/30/2011	$2.343	$2.274	35
From 01/01/2012 To 12/31/2012	$2.274	$2.576	33
From 01/01/2013 To 12/31/2013	$2.576	$3.352	26
Virtus International Series – Class A Shares**
From 01/01/2004 To 12/31/2004	$2.240	$2.671	2
From 01/01/2005 To 12/31/2005	$2.671	$3.126	16
From 01/01/2006 To 12/31/2006	$3.126	$3.930	98
From 01/01/2007 To 12/31/2007	$3.930	$4.458	114
From 01/01/2008 To 12/31/2008	$4.458	$2.685	82
From 01/01/2009 To 12/31/2009	$2.685	$3.707	79
From 01/01/2010 To 12/31/2010	$3.707	$4.151	76
From 01/01/2011 To 12/30/2011	$4.151	$3.910	48
From 01/01/2012 To 12/31/2012	$3.910	$4.497	42
From 01/01/2013 To 12/31/2013	$4.497	$4.784	38
Virtus Multi-Sector Fixed Income Series – Class A Shares**
From 01/01/2004 To 12/31/2004	$2.000	$2.583	9
From 01/01/2005 To 12/31/2005	$2.583	$2.595	16
From 01/01/2006 To 12/31/2006	$2.595	$2.737	18
From 01/01/2007 To 12/31/2007	$2.737	$2.802	19
From 01/01/2008 To 12/31/2008	$2.802	$2.269	72
From 01/01/2009 To 12/31/2009	$2.269	$3.139	73
From 01/01/2010 To 12/31/2010	$3.139	$3.543	66
From 01/01/2011 To 12/30/2011	$3.543	$3.602	62
From 01/01/2012 To 12/31/2012	$3.602	$4.077	52
From 01/01/2013 To 12/31/2013	$4.077	$4.115	49
Virtus Real Estate Securities Series – Class A Shares**
From 01/01/2004 To 12/31/2004	$3.087	$4.104	18
From 01/01/2005 To 12/31/2005	$4.104	$4.663	22
From 01/01/2006 To 12/31/2006	$4.663	$6.308	35
From 01/01/2007 To 12/31/2007	$6.308	$5.248	35
From 01/01/2008 To 12/31/2008	$5.248	$3.269	15
From 01/01/2009 To 12/31/2009	$3.269	$4.166	16
From 01/01/2010 To 12/31/2010	$4.166	$5.263	15
From 01/01/2011 To 12/30/2011	$5.263	$5.708	9
From 01/01/2012 To 12/31/2012	$5.708	$6.590	8
From 01/01/2013 To 12/31/2013	$6.590	$6.562	6

Subaccount	Subaccount Unit Value Beginning of Period	Subaccount Unit Value End of Period	Units Outstanding at End of Period (Thousands)
Virtus Small-Cap Growth Series – Class A Shares**
From 01/01/2004 To 12/31/2004	$3.038	$3.062	2
From 01/01/2005 To 12/31/2005	$3.062	$3.495	2
From 01/01/2006 To 12/31/2006	$3.495	$4.121	3
From 01/01/2007 To 12/31/2007	$4.121	$4.722	5
From 01/01/2008 To 12/31/2008	$4.722	$2.567	1
From 01/01/2009 To 12/31/2009	$2.567	$3.101	1
From 01/01/2010 To 12/31/2010	$3.101	$3.475	3
From 01/01/2011 To 12/30/2011	$3.475	$3.999	2
From 01/01/2012 To 12/31/2012	$3.999	$4.413	2
From 01/01/2013 To 12/31/2013	$4.413	$6.107	1
Virtus Small-Cap Value Series – Class A Shares**
From 01/01/2004 To 12/31/2004	$2.730	$3.305	13
From 01/01/2005 To 12/31/2005	$3.305	$3.506	4
From 01/01/2006 To 12/31/2006	$3.506	$4.040	14
From 01/01/2007 To 12/31/2007	$4.040	$3.904	17
From 01/01/2008 To 12/31/2008	$3.904	$2.392	9
From 01/01/2009 To 12/31/2009	$2.392	$2.855	9
From 01/01/2010 To 12/31/2010	$2.855	$3.308	28
From 01/01/2011 To 12/30/2011	$3.308	$3.413	15
From 01/01/2012 To 12/31/2012	$3.413	$3.643	14
From 01/01/2013 To 12/31/2013	$3.643	$5.061	12
Virtus Strategic Allocation Series – Class A Shares**
From 01/01/2004 To 12/31/2004	$2.091	$2.218	89
From 01/01/2005 To 12/31/2005	$2.218	$2.228	89
From 01/01/2006 To 12/31/2006	$2.228	$2.478	89
From 01/01/2007 To 12/31/2007	$2.478	$2.592	77
From 01/01/2008 To 12/31/2008	$2.592	$1.907	15
From 01/01/2009 To 12/31/2009	$1.907	$2.344	15
From 01/01/2010 To 12/31/2010	$2.344	$2.619	14
From 01/01/2011 To 12/30/2011	$2.619	$2.635	10
From 01/01/2012 To 12/31/2012	$2.635	$2.949	9
From 01/01/2013 To 12/31/2013	$2.949	$3.435	5
Wanger International**
From 01/01/2004 To 12/31/2004	$2.545	$3.272	19
From 01/01/2005 To 12/31/2005	$3.272	$3.925	9
From 01/01/2006 To 12/31/2006	$3.925	$5.314	15
From 01/01/2007 To 12/31/2007	$5.314	$6.100	15
From 01/01/2008 To 12/31/2008	$6.100	$3.275	6
From 01/01/2009 To 12/31/2009	$3.275	$4.842	6
From 01/01/2010 To 12/31/2010	$4.842	$5.970	5
From 01/01/2011 To 12/30/2011	$5.970	$5.031	2
From 01/01/2012 To 12/31/2012	$5.031	$6.036	2
From 01/01/2013 To 12/31/2013	$6.036	$7.290	1

Subaccount	Subaccount Unit Value Beginning of Period	Subaccount Unit Value End of Period	Units Outstanding at End of Period (Thousands)
Wanger International Select
From 01/01/2004 To 12/31/2004	$2.000	$2.962	1
From 01/01/2005 To 12/31/2005	$2.962	$3.404	1
From 01/01/2006 To 12/31/2006	$3.404	$4.570	1
From 01/01/2007 To 12/31/2007	$4.570	$5.492	1
From 01/01/2008 To 12/31/2008	$5.492	$3.017	1
From 01/01/2009 To 12/31/2009	$3.017	$3.958	6
From 01/01/2010 To 12/31/2010	$3.958	$4.769	1
From 01/01/2011 To 12/30/2011	$4.769	$4.232	1
From 01/01/2012 To 12/31/2012	$4.232	$5.095	0+
From 01/01/2013 To 12/31/2013	$5.095	$5.735	0+
Wanger Select
From 01/01/2004 To 12/31/2004	$2.000	$2.916	1
From 01/01/2005 To 12/31/2005	$2.916	$3.180	1
From 01/01/2006 To 12/31/2006	$3.180	$3.757	1
From 01/01/2007 To 12/31/2007	$3.757	$4.057	1
From 01/01/2008 To 12/31/2008	$4.057	$2.039	4
From 01/01/2009 To 12/31/2009	$2.039	$3.345	10
From 01/01/2010 To 12/31/2010	$3.345	$4.179	3
From 01/01/2011 To 12/30/2011	$4.179	$3.396	3
From 01/01/2012 To 12/31/2012	$3.396	$3.970	2
From 01/01/2013 To 12/31/2013	$3.970	$5.273	2
Wanger USA**
From 01/01/2004 To 12/31/2004	$2.470	$2.885	13
From 01/01/2005 To 12/31/2005	$2.885	$3.168	13
From 01/01/2006 To 12/31/2006	$3.168	$3.373	12
From 01/01/2007 To 12/31/2007	$3.373	$3.508	12
From 01/01/2008 To 12/31/2008	$3.508	$2.089	-
From 01/01/2009 To 12/31/2009	$2.089	$2.932	-
From 01/01/2010 To 12/31/2010	$2.932	$3.570	-
From 01/01/2011 To 12/30/2011	$3.570	$3.400	-
From 01/01/2012 To 12/31/2012	$3.400	$4.028	-
From 01/01/2013 To 12/31/2013	$4.028	$5.318	-
*Subaccount began operations in this period
**Experienced a name change within the past 10 years.
†Amount is less than 500 units.
“-” denotes no contract owner was invested in subaccount in this period

[Version D]
Phoenix Spectrum Edge®+

PHL Variable Accumulation Account
Issued by: PHL Variable Insurance Company (“PHL Variable”)
PROSPECTUS	December 19, 2014
This prospectus describes a variable and fixed accumulation deferred annuity contract offered to groups and individuals. The contract offers a variety of variable and fixed investment options. You may allocate premium payments and contract value to one or more of the investment options of the PHL Variable Accumulation Account (“Separate Account”), or to the Guaranteed Interest Account (“GIA”). The assets of each investment option of the Separate Account will be used to purchase, at net asset value, shares of a series in the following designated funds. As of May 1, 2013, the Market Value Adjusted Guaranteed Interest Account (“MVA“) previously offered through this contract is not available.
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) – Series I Shares
❖   Invesco V.I. American Franchise Fund – Series I Shares
❖   Invesco V.I. Equity and Income Fund – Series II Shares
ALPS Variable Investment Trust – Class II
❖   Ibbotson Aggressive Growth ETF Asset Allocation Portfolio
❖   Ibbotson Balanced ETF Asset Allocation Portfolio
❖   Ibbotson Growth ETF Asset Allocation Portfolio
❖   Ibbotson Income and Growth ETF Asset Allocation Portfolio
Calvert Variable Products, Inc.-Class 1
❖   Calvert VP S&P MidCap 400 Index Portfolio
Deutsche Investments VIT Funds – Class A 1
❖   Deutsche Equity 500 Index VIP 2
❖   Deutsche Small Cap Index VIP 3
Federated Insurance Series
❖   Federated Fund for U.S. Government Securities II
❖   Federated High Income Bond Fund II – Primary Shares
❖   Federated Prime Money Fund II
Fidelity® Variable Insurance Products – Service Class
❖   Fidelity® VIP Contrafund® Portfolio
❖   Fidelity® VIP Growth Opportunities Portfolio
❖   Fidelity® VIP Growth Portfolio
❖   Fidelity® VIP Investment Grade Bond Portfolio
Franklin Templeton Variable Insurance Products Trust – Class 2
❖   Franklin Income VIP Fund 4
❖   Mutual Shares VIP Fund 5
❖   Templeton Developing Markets VIP Fund 6
❖   Templeton Foreign VIP Fund 7
❖   Templeton Growth VIP Fund 8
Lord Abbett Series Fund, Inc. – Class VC
❖   Lord Abbett Bond-Debenture Portfolio
❖   Lord Abbett Growth and Income Portfolio
❖   Lord Abbett Mid Cap Stock Portfolio
Neuberger Berman Advisers Management Trust – Class S
❖   Neuberger Berman Advisers Management Trust Guardian Portfolio
❖    Neuberger Berman Advisers Management Trust Small Cap Growth Portfolio
Oppenheimer Variable Account Funds – Service Shares
❖   Oppenheimer Capital Appreciation Fund/VA
❖   Oppenheimer Global Fund/VA
❖   Oppenheimer Main Street Small Cap Fund®/VA
PIMCO Variable Insurance Trust – Advisor Class
❖   PIMCO CommodityRealReturn® Strategy Portfolio
❖   PIMCO Real Return Portfolio
❖   PIMCO Total Return Portfolio
Sentinel Variable Products Trust
❖   Sentinel Variable Products Balanced Fund
❖   Sentinel Variable Products Bond Fund
❖   Sentinel Variable Products Common Stock Fund
❖   Sentinel Variable Products Mid Cap Fund
❖   Sentinel Variable Products Small Company Fund
Virtus Variable Insurance Trust – Class A Shares 9
❖   Virtus Capital Growth Series
❖   Virtus Growth and Income Series
❖   Virtus International Series
❖   Virtus Multi-Sector Fixed Income Series
❖   Virtus Real Estate Securities Series
❖   Virtus Small-Cap Growth Series
❖   Virtus Small-Cap Value Series
❖   Virtus Strategic Allocation Series
Wanger Advisors Trust
❖   Wanger International
❖   Wanger International Select
❖   Wanger Select
❖   Wanger USA
1Name change effective August 11, 2014. Previously known as DWS Investments VIT Funds. 2Name change effective August 11, 2014. Previously known as DWS Equity 500 Index VIP. 3Name change effective August 11, 2014. Previously known as DWS Small Cap Index VIP. 4Name change effective May 1, 2014. Previously known as Franklin Income Securities Fund. 5Name change effective May 1, 2014. Previously known as Mutual Shares Securities Fund. 6Name change effective May 1, 2014. Previously known as Templeton Developing Markets Securities Fund. 7Name change effective May 1, 2014. Previously known as Templeton Foreign Securities Fund. 8Name change effective May 1, 2014. Previously known as Templeton Growth Securities Fund. 9Share class assigned, effective May 1, 2013.
See Appendix A for additional information.
The contract is not a deposit of any bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. The contract may go down in value. Replacing any existing contract with this contract may not be to your advantage. You should carefully compare this contract with your existing one and you must also determine if the replacement will result in any tax liability.
The Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities, nor passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.
Purchasing a variable annuity within a qualified plan or Individual Retirement Account/Annuity (IRA) does not provide any additional tax benefit. Variable annuities should not be sold in qualified plans or IRAs because of the tax-deferral feature alone, but rather when other benefits, such as lifetime income payments and death benefit protection support the recommendation.
This prospectus provides information that you should know before investing. Keep this prospectus for future reference. A Statement of Additional Information (“SAI”) dated December 19, 2014 is incorporated by reference and has been filed with the SEC and is available free of charge by contacting us at the address or phone number listed below. A table of contents of the SAI is available on the last page of this prospectus. If you have any questions, please contact:
PHL Variable Insurance Company Annuity Operations Division PO Box 8027 Boston, MA 02266-8027	Tel. 800/541-0171
1

2

3

Glossary of Special Terms

Most of the terms used throughout this prospectus are described within the text where they first appear. Certain terms marked by italics when they first appear are described below.
Account Value:  The value of all assets held in the Separate Account.
Accumulation Unit:  A standard of measurement for each investment option used to determine the value of a contract and the interest in the investment options prior to the maturity date and amounts held under Annuity Payment Option L.
Accumulation Unit Value:  The value of one accumulation unit was set at $1.000 on the date assets were first allocated to each investment option. The value of one accumulation unit on any subsequent valuation date is determined by multiplying the immediately preceding accumulation unit value by the applicable net investment factor for the valuation period just ended.
Annuitant(s)/Joint Annuitant:  The individual designated as such on the contract schedule page, or as later changed. The Annuitant is the person on whose continuation of life the contract is issued. There may be one or two annuitants. One is the primary annuitant and the other is considered to be the joint annuitant. Prior to the maturity date the annuitants may be changed. However, there may be tax consequences.
Annuity Payment Option:  The provisions under which we make a series of annuity payments to the annuitant or other payee, such as Life Annuity with Ten Years Certain. See “Annuity Payment Options.”
Annuity Unit:  A standard of measurement used in determining the amount of each periodic payment under the variable payment Annuity Options I, J, K, M and N. The number of annuity units in each investment option with assets under the chosen option is equal to the portion of the first payment provided by that investment option divided by the annuity unit value for that investment option on the first payment calculation date.
Annuity Unit Value:  On the first valuation date selected by us, we set all annuity unit values in each investment option of the Separate Account at $1.00. The annuity unit value on any subsequent valuation date is equal to the annuity unit value of the investment option on the immediately preceding valuation date multiplied by the net investment factor for that investment option for the valuation period divided by 1.00 plus the rate of interest for the number of days in the valuation period based on the assumed investment rate.
Claim Date:  The valuation date following receipt of a certified copy of the death certificate at our Annuity Operations Division.
Contract Date:  The date that the initial premium payment is invested under a contract.
Contract Owner (owner, you, your):  Usually, the person or entity to whom we issue the contract.
Contract Value:  Prior to the Maturity Date, the sum of all Accumulation Units held in the investment options of the Separate Account and the value held in the GIA and/or MVA. For Tax-sheltered Annuity plans (as described in Internal Revenue Code (IRC) 403(b)) with loans, the contract value is the sum of all Accumulation Units held in the investment options of the Account and the value held in the GIA and/or MVA plus the value held in the Loan Security Account, less any Loan Debt.
Death Benefit Options:  The selected death benefit option determines the method of death benefit calculation upon death of the owner or if there are more than one owner, on the earliest death of any of the owners.
Fixed Payment Annuity:  An annuity payment option providing payments with a fixed dollar amount after the first payment is made.
GIA:  An investment option under which payment amounts are guaranteed to earn a fixed rate of interest.
Inherited/Stretch Annuity:  A post-death distribution option that provides an extended payout option for the beneficiary of a deceased Owner’s Contract.
MVA:  An account that pays interest at a guaranteed rate if amounts allocated to the account are held to the end of the guarantee period. If amounts are withdrawn, transferred or applied to an annuity payment option before the end of the guarantee period we will make a market adjustment to the value of that account. Assets allocated to the MVA are not part of the assets allocated to the Separate Account or the general account of PHL Variable but are held in the Market Value Interest Adjusted Account established by PHL Variable. As of May 1, 2013, the MVA was not available for any new investment.
Maturity Date:  The date elected by the owner as to when annuity payments will begin. Unless we agree otherwise, the maturity date will not be any earlier than the fifth contract anniversary and no later than the younger annuitant’s 95th birthday or ten years from the contract date. The election is subject to certain conditions described in “The Annuity Period.” If more than one annuitant, the primary annuitant’s age will be used to determine that maturity date.
Minimum Initial Payment:  The amount that you pay when you purchase a contract. We require minimum initial payments of:
❖   Non-qualified plans—$5,000
❖   IRA/Qualified plans—$2,000
Net Asset Value:  Net asset value of a Series’ shares is computed by dividing the value of the net assets of the Series by the total number of Series’ outstanding shares.
PHL Variable (our, us, we, company):  PHL Variable Insurance Company.
Phoenix Life:  Phoenix Life Insurance Company
4

PNX (Phoenix):  The Phoenix Companies, Inc.
Required Minimum Distribution (RMD):  The annual distribution that must be taken from an IRA/qualified plan during the life of the Owner. The Required Minimum Distribution will be computed based on Internal Revenue Code requirements (including Internal Revenue Service guidance) and incorporates the actuarial value of all benefits under the contract. There is no lifetime RMD from a Roth IRA.
Separate Account:  PHL Variable Accumulation Account
Spouse:  For state purposes, spouse is as defined under the applicable laws in the State in which the Owner resides. For Federal purposes, spouse is defined under the applicable laws of the state in which the marriage ceremony occurred.
Valuation Date:  A Valuation Date is every day the New York Stock Exchange (“NYSE”) is open for trading and we are open for business.
5

Summary of Expenses

The following tables describe the fees and expenses that you will pay when owning and surrendering the contract. There are no additional fees, other than the contract fees set forth below, charged at the time you purchase this contract.
This table describes the fees and expenses that you will pay upon surrender of the contract or when you transfer contract value between the investment options. State premium taxes ranging from 0.00% and 3.50%, depending upon the state, may also be deducted.
CONTRACT OWNER TRANSACTION EXPENSES
Deferred Surrender Charge (as a percentage of amount surrendered):
Age of Premium Payment in Complete Years 0	7%
Age of Premium Payment in Complete Years 1	6%
Age of Premium Payment in Complete Years 2	5%
Age of Premium Payment in Complete Years 3	4%
Age of Premium Payment in Complete Years 4	3%
Age of Premium Payment in Complete Years 5	2%
Age of Premium Payment in Complete Years 6	1%
Age of Premium Payment thereafter	None
Transfer Charge[1]
Current	None
Maximum	$20
[1]	We reserve the right to impose a transfer charge of up to $20 per transfer after the first 12 transfers in each contract year. See “Transfer Charge.”

This table describes the fees and expenses that you will pay during the time you own the contract, not including annual fund fees and expenses.
ANNUAL ADMINISTRATIVE CHARGE
Current[2]	$35
Maximum	$35
MAXIMUM ANNUAL SEPARATE ACCOUNT EXPENSES (as a percentage of average Account Value)
Death Benefit Option 1 – Return of Premium
Mortality and Expense Risk Fee	1.075%
Daily Administrative Fee	.125%
Total Annual Separate Account Expenses	1.200%
Death Benefit Option 2 – Annual Step-Up
Mortality and Expense Risk Fee	1.225%
Daily Administrative Fee	.125%
Total Annual Separate Account Expenses	1.350%
[2]	This charge is deducted annually on the contract anniversary on a pro rata basis from each of the selected investment options. See “Deductions and Charges.”
6

Optional Benefit Fees
This table describes the maximum fees and expenses that you will pay periodically during the time that you own the contract if you elect an optional benefit (excluding annual fund fees and expenses). These fees are charged in addition to the applicable charges shown in the preceding tables in this Summary of Expenses.
Only one of the following optional guaranteed minimum benefit options can be elected. Consult with your financial advisor as to which Optional Benefit may fit your particular needs. If you select any optional benefit other than the Phoenix Income Protector, you must allocate all premium and contract value to an approved asset allocation program.
GUARANTEED MINIMUM ACCUMULATION BENEFIT (GMAB) FEE[1,7] PHOENIX PRINCIPAL PROTECTOR
(as a percentage of the greater of the Guaranteed Amount[3] or Contract Value)
Maximum	1.00%
GUARANTEED MINIMUM INCOME BENEFIT (GMIB) FEE[2] PHOENIX INCOME PROTECTOR (Not available beginning March 9, 2009)
(as a percentage of the greater of the Guaranteed Annuitization Value[5] or Contract Value)
Maximum	1.00%
PHOENIX FLEXIBLE WITHDRAWAL PROTECTORSM GUARANTEED MINIMUM WITHDRAWAL BENEFIT (GMWB) FEE[4,7] (Effective beginning March 9, 2009)
(as a percentage of the greater of the Benefit Base[8] and Contract Value)
	Single Life Option	Spousal Life Option
Maximum fee without Extended Care Enhancement	2.50%	2.50%
Maximum additional fee to add Extended Care Enhancement	0.50%	0.50%
GUARANTEED MINIMUM WITHDRAWAL BENEFIT (GMWB) FEE[6,7] Prior to availability of Phoenix Flexible Withdrawal Protector in your applicable state
(as a percentage of the greater of the Benefit Base[8] and Contract Value)
	Single Life Option	Spousal Life Option
Maximum	1.50%	1.50%
[1]	The Phoenix Principal Protector fee is deducted annually on the contract anniversary, only if the benefit is selected. The current fee percentage is locked in at the time you elect the benefit. See “Optional Benefits” and “Important Information on Current Fees for Optional Benefit Riders.”
[2]	The Phoenix Income Protector fee is deducted annually on the contract anniversary only if the benefit is selected. The current fee percentage is locked in at the time you elect the benefit. See “Optional Benefits” and “Important Information on Current Fees for Optional Benefit Riders.”
[3]	The Guaranteed Amount is an amount we calculate solely to determine the value of the benefit provided by the rider and, unlike the Contract Value, is not available for withdrawals or surrenders. This amount is affected by various factors including withdrawals and premium payments. See the description of this rider in “Optional Benefits” for information about how the Guaranteed Amount is calculated and used.
[4]	See the section entitled “Important Information on Current Fees for Optional Benefit Riders” for information on current fees. We may change the current fees. If you accept an automatic step-up of the Benefit Base as provided by the rider, you will then pay the current fee in effect at the time of this step-up; however the current fee will never exceed the maximum charge shown above. See “Optional Benefits”, “Phoenix Flexible Withdrawal Protector”, and “Automatic Step-Up” for a description of the automatic step-up feature, the impact of a step-up on your rider fee, and how you may decline a step-up.
[5]	The Guaranteed Annuitization Value is an amount we calculate solely to determine the value of the benefit provided by the rider, and unlike the Contract Value, is not available for withdrawals or surrenders. This amount is affected by various factors including withdrawals and premium payments. See the description of this rider in “Optional Benefits” for information about how the Guaranteed Annuitization Value is calculated and used.
[6]	The Guaranteed Minimum Withdrawal Benefit (GMWB) fee is deducted annually on the contract anniversary only if the benefit is elected. The fee will vary depending on which option you elect. The then current fee applied at the time you elected the benefit. The fee percentage may increase after election if you do not decline an automatic step-up, but will not exceed the maximum charge shown above. See “Optional Benefits” and “Important Information on Current Fees for Optional Benefit Riders.”
[7]	If you choose this rider, you must allocate all premium and contract value to a single approved asset allocation program. The rider fee is deducted on each contract anniversary when the rider is in effect for your contract and is generally deducted on a pro rata basis from each investment option in which the contract has value and, if allocation to the GIA is then permitted, the GIA. Upon contract surrender or rider termination, we will deduct a portion of the annual rider fee for the portion of the contract year elapsed from the surrender proceeds or the contract value, respectively.
[8]	The Benefit Base for the Guaranteed Minimum Withdrawal Benefit and the Phoenix Flexible Withdrawal Protector is an amount we calculate solely to determine the value of the benefit(s) provided by the applicable rider and, unlike Contract Value, is not available for withdrawals or surrenders. The Benefit Base is affected by various factors including withdrawals and premium payments. On the rider date, which is the date the contract and rider are issued, the Benefit Base equals the Contract Value. See the description of this rider in “Optional Benefits” for information about how the Benefit Base is calculated and used.

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The table below shows the minimum and maximum fees and expenses as a percentage of daily net assets, for the year ended December 31, 2013, charged by the funds that you may pay indirectly during the time that you own the contract. This table does not reflect any fees that may be imposed by the funds for short-term trading. Funds of funds may have higher operating expenses than other funds since funds of funds invest in underlying funds which have their own expenses. Total Annual Fund Operating Expenses are deducted from a fund’s assets and include management fees, distribution and/or 12b-1 fees, and other expenses, but do not include any redemption fees that may be imposed by various funds. More detail concerning each of the fund’s fees and expenses is contained in the prospectus for each fund.
TOTAL ANNUAL FUND OPERATING EXPENSES
	Minimum	Maximum
Gross Annual Fund Operating Expenses	0.34%	2.13%
Net Annual Fund Operating Expenses[1]	0.34%	1.60%
[1]	Advisors and/or other service providers to the funds may have contractually agreed to reduce the management fees or reimburse certain fees and expenses for certain funds. The Gross Total Annual Fund Operating Expenses shown in the first row of the table do not reflect the effect of any fee reductions or reimbursements. The Net Annual Fund Operating Expenses shown in the second row reflects the effect of fee reductions and waiver arrangements that are contractually in effect at least through April 30, 2015. There can be no assurance that any contractual arrangement will extend beyond its current terms and you should know that these arrangements may exclude certain extraordinary expenses. See each fund’s prospectus for details about the annual operating expenses of that fund and any waiver or reimbursement arrangements that may be in effect.
8

EXPENSE EXAMPLES
These examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, maximum annual administrative charges, maximum transfer charges, maximum contract fees, maximum of all applicable riders and benefit fees, separate account annual expenses and the maximum annual fund operating expenses that were charged for the year ended 12/31/13.
These examples will help you compare the cost of investing in the contract if you elect the Phoenix Flexible Withdrawal Protector Rider with the Extended Care Enhancement. These examples reflect the maximum charges under the contract including the maximum fee of 3.00% for the Phoenix Flexible Withdrawal Rider with Extended Care Enhancement.
The examples assume that you invest $10,000 in the contract for the time periods indicated. The examples also assume that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the fund and that you have allocated all of your contract value to the fund with the maximum fees and expenses. Although your actual costs may be higher or lower based on these assumptions, your costs are shown in the table below.
(1)	If you surrender your contract at the end of the applicable time period, or surrender amounts from your contract after the Maturity Date under Variable Annuity Payment Options K or L, your maximum costs would be:
Death Benefit Option 1

1 Year	3 Years	5 Years	10 Years
$1,161	$2,038	$2,908	$5,234
Death Benefit Option 2
1 Year	3 Years	5 Years	10 Years
$1,175	$2,079	$2,972	$5,341
(2)	If you annuitize your contract at the end of the applicable time period, your maximum costs would be:
Death Benefit Option 1

1 Year	3 Years	5 Years	10 Years
$1,161	$2,038	$2,638	$5,234
Death Benefit Option 2
1 Year	3 Years	5 Years	10 Years
$1,175	$2,079	$2,702	$5,341
(3)	If you do not surrender your contract, your maximum costs would be:
Death Benefit Option 1
1 Year	3 Years	5 Years	10 Years
$531	$1,588	$2,638	$5,234
Death Benefit Option 2
1 Year	3 Years	5 Years	10 Years
$545	$1,629	$2,702	$5,341
9

Contract Summary

This prospectus contains information about all the material rights and features of the annuity contract that you should understand before investing. This summary describes the general provisions of the annuity contract.
Overview
The contract is designed to give you maximum flexibility in obtaining your investment goals. It is intended for those seeking income and long-term tax-deferred accumulation of assets to provide income for retirement or other purposes. Those considering the contract for other purposes should consult with their tax advisors. Participants in qualified plans and IRAs should note that this contract does not provide tax deferral benefits beyond those already provided by the qualified plan or IRA and should not consider purchasing the contract for its tax treatment, but for its investment and annuity benefits. For more information, see “Purchase of Contracts.”
The contract offers a combination of variable and fixed investment options. Investments in the variable options provide results that vary and depend upon the performance of the underlying funds. The owner assumes the risk of gain or loss according to the performance of the underlying funds. Investments in the GIA or MVA provide guaranteed interest earnings subject to certain conditions. There is no guarantee that the contract value will equal or exceed payments made under the contract at maturity date. For more information, see “The Variable Investment Options,” “GIA” and “MVA.”
You select a death benefit option suitable to your financial objectives. The Death Benefit Options differ in the manner in which the death benefit and the amount of the mortality and expense risk fee are calculated. Age restrictions may apply to each death benefit option. For more information, see “The Accumulation Period—Payment Upon Death Before the Maturity Date” and “Taxation of Annuities in General—Nonqualified Plans” and “Taxation of Annuities in General—Qualified Plans and IRAs.”
Although investment performance is not guaranteed in a variable annuity, each Optional Living Benefit rider available with this annuity provides a type of guarantee but only if you meet certain conditions. You should read the section entitled “Optional Benefits” carefully if you think you may be interested in one of the Optional Benefit riders. When choosing any Optional Living Benefit rider for your annuity, it is important to understand if your long-term need for a guarantee pertains to accumulation, income, future withdrawals, or a combination thereof to ensure the Optional Living Benefit you choose suits your financial long term needs. You should know that all guarantees are based on the claims paying ability of the issuing company. When purchasing any annuity with a guaranteed benefit, you should not only consider the additional costs of the living benefit but compare the total cost of the annuity to determine if the annuity suits your needs.
Optional Guaranteed Benefits
You may elect one of the following optional benefits with the contract:
❖	a Guaranteed Minimum Accumulation Benefit (GMAB) (called Phoenix Principal Protector),
❖	a Guaranteed Minimum Income Benefit (GMIB) (called Phoenix Income Protector. The Phoenix Income Protector is not available beginning March 9, 2009), or
❖	a Guaranteed Minimum Withdrawal Benefit (GMWB) (called Phoenix Flexible Withdrawal ProtectorSM) plus, for an additional fee, an optional Extended Care Enhancement.
We call these benefits “Optional Guaranteed Benefits”. These benefits are provided by rider and have separate fees. The guarantees provided by the Optional Benefits in excess of your Contract Value are based on the claims-paying ability of PHL Variable. If you elect an Optional Guaranteed Benefit, you must allocate all premium and contract value to an asset allocation program approved by us for use with these riders (except when you elect Phoenix Income Protector). Taking contract withdrawals during the effective dates of these riders may reduce their benefits. For more information, see “Deductions and Charges”, “Additional Programs” and “Optional Benefits”.
Suitability
Annuities are designed for long-term financial planning and are not designed for short-term investment strategies. Make sure you understand all the options for payment and how long you must wait before annuity payments begin. While an annuity offers the potential for appreciation, fees, charges, and poor investment performance can negatively affect the value of your annuity. You bear the investment risk, whether a gain or loss, for any contract value allocated to the Separate Account.
Annuities do not provide any additional tax deferred advantages when they fund a qualified plan, or an IRA. If your only or main investment objective for your qualified plan or IRA is tax deferral, an annuity product may be more expensive than other products providing tax deferred benefits.
10

Replacements
Replacing your existing variable annuity contract(s) with this contract may not be to your advantage. Talk with your registered representative before you replace any existing contract. Carefully compare the risks, charges, and benefits of your existing contract to this contract to determine if a replacement benefits you. Replacing your contract could result in adverse tax consequences. Consult with your tax professional. Once you have replaced your contract, you generally cannot reinstate it unless state law requires the insurer to do so, even if you choose not to accept your new contract during your “free look” period.
Conflicts of Interest
Broker-dealers and registered representatives often sell products issued by several different and unaffiliated insurance companies. The amount of compensation payable to them may vary significantly. Compensation paid to a broker-dealer or registered representative also varies between products issued by the same insurance company. This includes additional compensation payable as part of certain service arrangements. A broker-dealer and its registered representatives may have an incentive to promote or sell one product over another depending on these differences in the compensation. As a result, you may potentially be sold a product that does not best suit your needs. Talk to your registered representative about potential conflicts of interest created by varying compensation plans. More information about the types of compensation arrangements we offer is contained in the “Sales of Variable Accumulation Contracts” section of this prospectus.
Investment Features
Flexible Premium Payments
❖	You may make premium payments anytime until the maturity date for non-qualified contracts. For IRA/qualified plan contracts, there are federal limitations regarding premium payments after a set age.
❖	You can vary the amount and frequency of your premium payments for non-qualified contracts. For IRA/qualified plan contracts, there are federal limitations regarding the amount of premium payments.
❖	Other than the Minimum Initial Payment, there are no required premium payments.
Minimum Premium Payment
❖	Generally, the Minimum Initial Payment is $2,000 for a qualified plan or IRA and $5,000 for nonqualified plans. For more information, see “Purchase of Contracts.”
Allocation of Premiums and Contract Value
❖	Premium payments are invested in one or more of the investment options, GIA and the MVA. Each investment option invests directly in a mutual fund. (GIA is not available in Massachusetts). Effective May 1, 2013, the MVA is not available for any new investment. Each investment option invests directly in a professionally managed fund.
❖	Prior to the Maturity Date, you may elect to transfer all or any part of the Contract Value among one or more investment options or the GIA, subject to the limitations established for the GIA and the restrictions related to disruptive trading and market timing. After the Maturity Date under variable annuity payment options, you may elect to transfer all or any part of the Contract Value among one or more investment options. For more information, refer to “GIA,” “Internet, Interactive Voice Response and Telephone Transfers,” and “Market Timing and Other Disruptive Trading.”
❖	Transfers between the investment options are subject to disruptive trading and market timing restrictions. For more information, see “Market Timing and Other Disruptive Trading.” Transfers from the MVA may be subject to market value adjustments and are subject to certain rules. For more information see “MVA.”
❖	The contract value allocated to the investment options varies with the investment performance of the funds and is not guaranteed.
❖	The contract value allocated to the GIA will depend on deductions taken from the GIA and interest accumulated at rates we set. For contracts issued after May 1, 2008, subject to state insurance department approval, the Minimum Guaranteed Interest Rate will equal the statutory required minimum interest rate under applicable state insurance law where the contract is delivered (generally between 1% and 3%).
❖	Payments and transfers to the GIA are subject to a maximum GIA percentage. The maximum GIA percentage is the maximum amount of a premium payment or total contract value that can be allocated to the GIA. The maximum amount is expressed as a percentage and that percentage will never be less than 5%.
❖	You may participate in one of the asset allocation programs we offer. Participation in a program is optional, unless you elect an Optional Guaranteed Benefit (other than Phoenix Income Protector). If you elect an Optional Guaranteed Benefit (other than Phoenix Income Protector) you must allocate all premium payments and Contract Value to one of the programs approved for use with those benefits. We may offer other programs in the future however, whether those programs will be made available to both current and prospective contract owners will be determined at the sole discretion of the Company. For more information about the programs, refer to “Asset Allocation and Strategic Programs” below.
11

Withdrawals
❖	You may partially or fully surrender the contract anytime for its Contract Value less any applicable surrender charge, applicable market value adjustment and premium tax.
❖	Each year you may withdraw part of (partially surrender) your Contract Value free of any surrender charges. In the first contract year, you may withdraw the greater of 10% of the Contract Value at the time of the first withdrawal or the Required Minimum Distribution (RMD), as defined in the Internal Revenue Code without surrender charges. In subsequent years, the free withdrawal amount is the greater of 10% of the Contract Value as of the end of the previous contract year or the RMD. Any unused percentage of the free withdrawal amount from prior years may be carried forward to the current contract year, up to a maximum of 30% of your Contract Value as of the last contract anniversary. For more information, see “Deductions and Charges—Surrender Charges.”
❖	Withdrawals may be subject to income tax on any gains plus a 10% penalty tax if the Contract Owner is under age 59½. For more information, see “Federal Income Taxes.” In addition, withdrawals (lifetime and after death) may be included in the definition of “net investment income” for purposes of section 1411 of the Internal Revenue Code. If section 1411 applies to the income, in addition to income tax, there is an additional tax of 3.8 percent. Section 1411 is imposed only on taxpayers whose income exceeds a stated threshold amount.
❖	Withdrawals may negatively impact guarantees provided by certain Optional Living Benefit riders if certain conditions are not met. Please see the section entitled “Optional Benefits” for further details.
Deductions and Charges
From the Contract Value
❖	Annual Administrative Charge—maximum of $35 each year. For more information, see “Deductions and Charges.”
❖	Guaranteed Minimum Accumulation Benefit (Phoenix Principal Protector) fee—the current fee percentage shown on your rider specifications page multiplied by the greater of the guaranteed amount and the contract value on the date the fee is deducted. The maximum fee is shown in the table of “Optional Benefit Fees.” For more information, see “Deductions and Charges” and “Important Information on Current Fees for Optional Benefit Riders” below.
❖	Guaranteed Minimum Income Benefit Rider (Phoenix Income Protector) fee—the current fee percentage shown on your rider specifications page multiplied by the greater of the guaranteed annuitization value and the contract value on the date the fee is deducted. The maximum fee is shown in the table of “Optional Benefit Fees.” For more information, see “Deductions and Charges” and “Important Information on Current Fees for Optional Benefit Riders” below.
❖	Guaranteed Minimum Withdrawal Benefit (GMWB) fee—the fee percentage will vary depending on which option of the rider you elect. The fee is equal to a stated percentage multiplied by the greater of the Benefit Base and Contract Value on the date the fee is deducted. The maximum fee percentages for the Single Life Option and for the Spousal Life Option are shown in the table of “Optional Benefit Fees.” For more information, see “Deductions and Charges” and “Important Information on Current Fees for Optional Benefit Riders.” We may increase the rider fee percentage, but it will not exceed the maximum rider fee percentage shown in the table of “Optional Benefit Fees.”
❖	Phoenix Flexible Withdrawal Protector fee—the fee is equal to a stated percentage multiplied by the greater of the Benefit Base and the Contract Value. The fee for this rider depends on whether you choose the single life option or the spousal life option. Additionally, if you choose the Extended Care Enhancement for your rider, we assess a charge for that feature. The maximum fees are shown in the table of “Optional Benefit Fees”. The fee for your rider may change if you do not decline an automatic step-up provided by the rider. If you do not decline an automatic step-up, you will pay the current rider fee then in effect beginning on the date of any automatic step-up of the Benefit Base. See “Optional Benefits” for additional information about the impact of an automatic step-up on your rider and your ability to decline a step-up. For more information, see “Deductions and Charges” and “Important Information on Current Fees for Optional Benefit Riders.”
❖	Market Value Adjustment—any withdrawal from the MVA is subject to a market value adjustment and is taken from the withdrawal amount. For more information, see “MVA.”
❖	Surrender Charges—may occur when you surrender your contract or request a withdrawal if the assets have not been held under the contract for a specified period of time. If we impose a surrender charge, it is deducted from amounts withdrawn. The surrender charge is designed to recover the expense of distributing contracts that are terminated before distribution expenses have been recouped from revenue generated by these contracts. No surrender charges are taken upon the death of the owner before the maturity date. A declining surrender charge is assessed on withdrawals in excess of the free withdrawal amount, based on the date the premium payments are deposited:

Percent	7%	6%	5%	4%	3%	2%	1%	0%
Complete Premium Payment Years	0	1	2	3	4	5	6	7+

For more information, see “Deductions and Charges.”
12

Nursing Home Waiver
For contracts issued on or after August 18, 2008, you may surrender all or a portion of the contract value, adjusted by any applicable market value adjustment prior to the maturity date and we will waive the surrender charge, provided that:
❖	more than one year has elapsed since the contract date; and
❖	the withdrawal is requested within two years of the owner’s admission into a licensed nursing home facility; and
❖	the owner has been confined to the licensed nursing home facility (as defined below) for at least the preceding 120 days.
A licensed nursing home facility is defined as a state licensed hospital or state licensed skilled or intermediate care nursing facility at which medical treatment is available on a daily basis. The owner must provide us with satisfactory evidence of confinement by written notice. There is no fee for this waiver. This waiver is subject to state approval.
Terminal Illness Waiver
For contracts issued on or after August 18, 2008, prior to the maturity date, you may surrender all or a portion of the contract value, adjusted by any applicable market value adjustment, without a surrender charge in the event of the owner’s terminal illness. Terminal Illness is defined as an illness or condition that is expected to result in the owner’s death within six months. The owner must provide us with a satisfactory written notice of terminal illness by a licensed physician, who is not the owner or a member of the owner’s family. We reserve the right to obtain a second medical opinion from a physician of our choosing at our expense. There is no fee for this waiver. This waiver is subject to state approval.
❖	Taxes—taken from the contract value upon premium payments or commencement of annuity payments.
•	PHL Variable will reimburse itself for such taxes upon the remittance to the applicable state. For more information, see “Tax” and Appendix B.
❖	Transfer Charge—currently, there is no transfer charge, however, we reserve the right to charge up to $20 per transfer after the first 12 transfers each contract year. For more information, see “Deductions and Charges.”
From the Separate Account
❖	Daily administrative fee—currently 0.125% annually. For more information, see “Deductions and Charges.”
❖	Mortality and expense risk fee—varies based on the benefit option selected. For more information, see “Deductions and Charges.”
Other Charges or Deductions
In addition, certain charges are deducted from the assets of the funds for investment management services. For more information, see the fund prospectuses.
Death Benefit
The death benefit is calculated differently under each Death Benefit Option and the amount varies based on the Option selected.
Death Benefit Options
The contract offers two death benefit options. At purchase, you select a death benefit option that best meets your financial needs. Each death benefit option varies in the method of death benefit calculation, the amount of the mortality and expense risk fee. Age restrictions apply to certain death benefit options.
For more information, see “The Accumulation Period—Payment Upon Death Before Maturity Date.”
Additional Information
Free Look Period
You have the right to review and return the contract. If for any reason you are not satisfied, you may return it within 10 days (or later, if applicable state law requires) after you receive it and cancel the contract. You will receive in cash the contract value plus any charges made under this contract as of the date of cancellation. However, if applicable state or federal law requires a return of premium payments less any withdrawals, we will return the greater of premium payments less any withdrawals or the contract value less any applicable surrender charges.
For more information, see “Free Look Period.”
Termination
If on any valuation date the total contract value equals zero, the contract will immediately terminate.
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Accumulation Unit Values

Accumulation unit values give the historical value for a single unit of each of the available investment options and the number of units outstanding at the end of each of the past ten years, or since the investment option began operations, if less. These tables are highlights only.
More information, including the Separate Account and Company financial statements, is in the SAI and in the annual report. You may obtain a copy of the SAI by calling the Annuity Operations Division at 1-800-541-0171.
There are different sets of accumulation unit value tables in this prospectus, please be sure you refer to the appropriate set for your contract. The tables are set forth in Appendix C.
Financial Statements

The financial statements of PHL Variable Accumulation Account as of December 31, 2013 which include the statements of assets and liabilities as of the year then ended, the results of each of their operations for the period then ended, the changes in net assets for each of the periods then ended, and the financial highlights for each of the periods indicated, and the financial statements of PHL Variable Insurance Company as of December 31, 2013 and 2012, and for each of the three years in the period ended December 31, 2013 are contained in the Statement of Additional Information (SAI), which you can get free of charge by calling the toll free number given on page one, by writing to us at Phoenix Variable Products Mail Operations, P.O. Box 8027, Boston MA 02266-8027, or by visiting our website www.phoenixwm.com*. In addition, the SAI is available on the SEC’s website at www.sec.gov.
The audit of the Company’s financial statements prepared in accordance with generally accepted accounting principles in the United States (“U.S. GAAP”) for the year ended December 31, 2013 has been completed. As a result, you should rely on such U.S. GAAP financial statements in assessing the Company’s ability to meet its obligations under the contracts. You should not consider them as bearing on the investment performance of the assets held in the Separate Account.
In May, 2014, we mailed to you the Separate Account U.S. GAAP Financial Statements for the year ended December 31, 2013.
The U.S. GAAP financial statements of the Company for the years ended December 31, 2013, 2012 and 2011, the Separate Account U.S. GAAP Financial Statements for the year ended December 31, 2013 and the Company’s Annual Report on Form 10-K for the year ended December 31, 2013 (the “2013 Form 10-K”) are available to you free of charge by calling 1-800-541-0171, by writing to us at Phoenix Variable Products Mail Operation, P.O. Box 8027, Boston, MA 02266-8027, or by visiting our website at www.phoenixwm.com under “Products/Product Prospectuses.”
The 2013 Form 10-K contains the Company’s U.S. GAAP financial statements for the years ended December 31, 2013, 2012 and 2011 and other important information, including Management’s Report on Internal Control over Financial Reporting and progress on the Company’s plan for enhancing its internal controls. Management concluded that the material weaknesses noted below were first identified and reported in the 2012 Form 10-K and were not fully remediated as of December 31, 2013 due to insufficient time to fully evaluate, implement and assess the design and operating effectiveness of the related controls. As disclosed in the 2013 Form 10-K, management concluded that there were material weaknesses that included deficiencies in the period-end financial reporting process including the processing of journal entries and the preparation and review of account reconciliations, insufficient complement of personnel with a level of accounting knowledge commensurate with the Company’s financial reporting requirements and ineffective monitoring and review activities. These material weaknesses also contributed to the following material weaknesses in internal control over financial reporting which have been identified and included in management’s assessment as of December 31, 2013: actuarial finance and valuation, investments, reinsurance accounting, cash flows and changes in classifications, and access to applications and data. However, management has developed a plan for the implementation of remediation efforts that it believes will remediate these matters. Management’s evaluation of the Company’s disclosure controls and procedures, as well as management’s remediation initiatives, are described in “Item 9A:Controls and Procedures” in Part II of the 2013 Form 10-K.
Information About Restatement of the Company’s U.S. GAAP Financial Statements and Delayed SEC Filings
PHL Variable filed a Current Report on Form 8-K with the Securities and Exchange Commission (the “SEC”) on September 18, 2012 (as was amended by Forms 8-K/A filed by PHL Variable on November 8, 2012, March 15, 2013 and April 24, 2013, respectively) disclosing its conclusion that certain of its previously issued annual audited and interim unaudited financial statements contained in its historical Annual Reports on Form 10-K and Quarterly Reports on Form 10-Q filed prior to September 18, 2012 should no longer be relied upon and should be restated (the “Restatement”). On April 25, 2014, PHL Variable filed its Annual Report on Form 10-K for the year ended December 31, 2012 (the “2012 Form 10-K”) with the SEC containing the Restatement. In May 2013, we mailed financial statements of the PHL Variable Accumulation Account as of December 31, 2012, to you. The 2012 Form 10-K contains the Company’s US GAAP financial statements as of December 31, 2012. You may obtain a copy of the Company’s 2012 financial statements free of charge by calling 1-800-541-0171, by writing to us at Phoenix Variable Products Mail Operation, P.O. Box 8027, Boston, MA 02266-8027, or by visiting our website at www.phoenixwm.com* under “Products/Product Prospectuses.”
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Phoenix and PHL Variable are subject to an SEC Order Instituting Cease-and-Desist Proceedings Pursuant to Section 21C of the Securities Exchange Act of 1934, Making Findings, and Imposing a Cease-and-Desist Order which was approved by the SEC on March 21, 2014 (the “March 2014 Order”) and was subsequently amended by an amended Order approved by the SEC in August 2014 (the “Amended Order”). Except as amended by the Amended Order, the March 2014 Order remains in effect. The March 2014 Order, as amended by the Amended Order, directed Phoenix and PHL Variable to cease and desist from committing or causing any violations and any future violations of Section 13(a) of the Exchange Act and Rules 13a-1 and 13a-13 thereunder and Section 15(d) of the Exchange Act and Rules 15d-1 and 15d-13 thereunder, imposed civil monetary penalties of $475,000 on each of Phoenix and PHL Variable, which have been paid, and requires Phoenix and PHL Variable to file their respective delayed SEC periodic reports with the SEC in accordance with schedules set forth in the Amended Order. The Amended Order provides that any failure by Phoenix or PHL Variable to comply with these schedules with respect to any Phoenix or PHL Variable periodic report covered by the Amended Order will result in the imposition of the following additional monetary penalties with respect to such filing: $20,000 per filing for the first week in which a filing is delinquent, plus, for each week or partial week thereafter an additional amount equal to the sum of a) $20,000 and b) $5,000 multiplied by the number of complete weeks that the filing has been delinquent before the week in which the late filing is made.
The following table sets forth the deadlines in the Amended Order for Phoenix’s SEC periodic reports:
PNX Timetable of SEC Periodic Reports
Form	Period	Amended Deadline
10-K	Year ended December 31, 2013	August 6, 2014
10-Q	Quarterly Period ended March 31, 2013	September 10, 2014
10-Q	Quarterly Period ended June 30, 2013	September 10, 2014
10-Q	Quarterly Period ended September 30, 2013	September 10, 2014
10-Q	Quarterly Period ended March 31, 2014	October 17, 2014
10-Q	Quarterly Period ended June 30, 2014	October 24, 2014
10-Q	Quarterly Period ended September 30, 2014	December 5, 2014

As of the date of filing of its Quarterly Report on Form 10-Q for the period ended June 30, 2014, Phoenix believes it will become a timely filer with the filing of its Annual Report on Form 10-K for the year ending December 31, 2014. Phoenix filed its Annual Report on Form 10-K for the year ended December 31, 2013 with the SEC on August 6, 2014, filed its Quarterly Reports on Form 10-Q for the periods ended March 31, 2013, June 30, 2013 and September 30, 2013 with the SEC on September 11, 2014, filed its Quarterly Report on Form 10-Q for the period ended March 31, 2014 with the SEC on October 17, 2014, and filed its Quarterly Report on Form 10-Q for the period ended June 30, 2014 with the SEC on November 7, 2014.
The following table sets forth the deadlines in the Amended Order for PHL Variable’s SEC periodic reports:
Company Timetable of SEC Periodic Reports
Form	Period	Amended Deadline
10-K	Year ended December 31, 2013	August 22, 2014
10-Q	Quarterly Period ended March 31, 2013	September 12, 2014
10-Q	Quarterly Period ended June 30, 2013	September 12, 2014
10-Q	Quarterly Period ended September 30, 2013	September 12, 2014
10-Q	Quarterly Period ended March 31, 2014	October 21, 2014
10-Q	Quarterly Period ended June 30, 2014	October 28, 2014
10-Q	Quarterly Period ended September 30, 2014	December 12, 2014

As of the date of filing of its Quarterly Report on Form 10-Q for the period ended June 30, 2014, PHL Variable believes it will become a timely filer with the filing of its Annual Report on Form 10-K for the year ending December 31, 2014. PHL Variable filed its Annual Report on Form 10-K for the year ended December 31, 2013 with the SEC on August 22, 2014, filed its Quarterly Reports on Form 10-Q for the periods ended March 31, 2013, June 30, 2013 and September 30, 2013 with the SEC on September 12, 2014, filed its quarterly report for the period ended March 31, 2014 with the SEC on October 21, 2014, and filed its Quarterly Report on Form 10-Q for the period ended June 30, 2014 with the SEC on November 7, 2014.
On November 7, 2014, each of Phoenix and PHL Variable filed a Notification of Late Filing on Form 12b-25 with the SEC disclosing that it would be unable to timely file its respective Quarterly Report on Form 10-Q for the period ended September 30, 2014 with the SEC.
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Performance History

We may include the performance history of the investment options in advertisements, sales literature or reports. Performance information about each investment option is based on past performance only and is not an indication of future performance. Historical returns are usually calculated for one year, five years and ten years. If the investment option has not been in existence for at least one year, returns are calculated from inception of the investment option. Standardized average annual total return is measured by comparing the value of a hypothetical $1,000 investment in the investment option at the beginning of the relevant period to the value of the investment at the end of the period, assuming the reinvestment of all distributions at Net Asset Value and the deduction of all applicable contract and surrender charges except for taxes (which may vary by state).
The Variable Accumulation Annuity

The individual deferred variable accumulation annuity contract (the “contract”) issued by PHL Variable is significantly different from a fixed annuity contract in that, unless the GIA or MVA is selected, it is the owner under a contract who bears the risk of investment gain or loss rather than PHL Variable. To the extent that payments are not allocated to the GIA or MVA, the amounts that will be available for annuity payments under a contract will depend on the investment performance of the amounts allocated to the investment options. Upon the maturity of a contract, the amounts held under a contract will continue to be invested in the Separate Account and monthly annuity payments will vary in accordance with the investment experience of the investment options selected. However, a fixed annuity may be elected, in which case the amounts held under a contract will be transferred to the General Account of PHL Variable and PHL Variable will guarantee specified monthly annuity payments.
You select the investment objective of your contract on a continuing basis by directing the allocation of premium payments and the reallocation of the Contract Value among the investment options.
PHL Variable and the Separate Account

We are PHL Variable Insurance Company, a Connecticut stock life insurance company incorporated on July 15, 1981. Our executive and our administrative offices are located at One American Row, Hartford, Connecticut, 06102-5056. PHL Variable Insurance Company is a life insurance company that provides life insurance and annuity products. It is a wholly owned subsidiary of PM Holdings, Inc., and PM Holdings, Inc. is a wholly owned subsidiary of Phoenix Life Insurance Company (“Phoenix Life”), which is a wholly owned subsidiary of The Phoenix Companies, Inc. (“PNX” or “Phoenix”), a New York Stock Exchange listed company.
On December 7, 1994, we established the Separate Account, a separate account created under the insurance laws of Connecticut. The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the “1940 Act”) and it meets the definition of a “separate account” under the 1940 Act. Registration under the 1940 Act does not involve supervision by the SEC of the management or investment practices or policies of the Separate Account or of PHL Variable.
The Separate Account has several investment options with varying degrees of investment risk. You may make contributions to the Separate Account but you assume all of the investment risk for the contract value that you contribute and allocate to the Separate Account. The MVA, which was closed to new investment effective May 1, 2013, is a non-unitized separate account established pursuant to Connecticut insurance law. For more complete information see the “MVA” section below. Under Connecticut law these Separate Account assets are segregated from our general account and all income, gains or losses, whether or not realized, of the Separate Account must be credited to or charged against the amounts placed in the Separate Account without regard to the other income, gains and losses from any other business or activity of the insurer. The assets of the Separate Account may not be used to pay liabilities arising out of any other business that an insurer conducts and as such are insulated from the creditors of the insurer. However, the assets in the Separate Account are attributable to more than one variable annuity product or to more than one variable life insurance product that we sell. Therefore, although these assets are insulated from our creditors, they all may be used to support Separate Account obligations. To the extent that the assets in the Separate Account become deficient for any reason, we will transfer assets from our General Account to the extent they are available. We reserve the right to add, remove, modify, or substitute any investment option in the Separate Account.
Obligations under the contracts are obligations of PHL Variable Insurance Company. You may make contributions to the GIA which is supported by the assets in PHL Variable’s general account and such contributions are not invested in the Separate Account. The GIA is part of the general account of PHL Variable (the “General Account”). The General Account supports all insurance and annuity obligations of PHL Variable and is made up of all of its general assets other than those allocated to any separate account such as the Separate Account. For more complete information, see the “GIA” section below.
Contract Guarantees
Any guarantee under the contract, such as interest credited to the GIA or MVA (if available in your contract), or any guarantees provided by a rider are paid from our general account. Therefore, any amounts that we may pay under the contract as part of a guarantee are subject to our long-term ability to make such payments. The assets of the Separate Account are available to cover the liabilities of our General Account to the extent that the Separate Account assets exceed the Separate Account liabilities arising under the contracts supported by it. Under Connecticut law, insurance companies are required to hold a specified amount of reserves in order to meet the
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contractual obligations of their general account to contract owners. State insurance regulators also require insurance companies to maintain a minimum amount of capital, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer’s operations. These risks include those associated with losses that an insurer could incur as the result of its own investment of its general account assets, which could include bonds, mortgages, general real estate investments, and stocks. Useful information about the Company’s financial strength may be found on our website, www.phoenixwm.com*, located under “About Us”/”Ratings.” This website location also includes financial strength ratings assigned to us by one or more independent rating organizations, along with each such organization’s view regarding the potential future direction of the Company’s rating.
The Variable Investment Options

You choose the variable investment options to which you allocate your premium payments. These variable investment options are investment options of the Separate Account. The investment options invest in the underlying funds. You are not investing directly in the underlying fund. Each underlying fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. These underlying funds are not publicly traded and are offered only through variable annuity and variable life insurance products, or directly to tax qualified plans. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, or directly to tax qualified plans, although the investment practices and fund names may be similar, and the portfolio managers may be identical. Accordingly, the performance of the underlying fund is likely to be different from that of the retail mutual fund, and you should not compare the two.
The underlying funds offered through this product are selected by the Company based on several criteria, including asset class coverage, the strength of the manager’s reputation and tenure, brand recognition, performance, and the capability and qualification of each sponsoring investment firm. Another factor the Company considers during the initial selection process is whether the underlying fund or an affiliate of the underlying fund will compensate the Company for providing administrative, marketing, and support services that would otherwise be provided by the underlying fund, the underlying fund’s investment advisor, or its distributor. Finally, when the Company develops a variable annuity (or life) product in cooperation with a fund family or distributor (e.g. a “private label” product), the Company will generally include underlying funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from the Company’s selection criteria.
Each underlying fund is reviewed periodically after having been selected. Upon review, the Company may remove an underlying fund or restrict allocation of additional premium payments to an underlying fund if the Company determines the underlying fund no longer meets one or more of the criteria and/or if the underlying fund has not attracted significant contract owner assets.
In addition, if any of the underlying funds become unavailable for allocating premium payments, or if we believe that further investment in an underlying fund is inappropriate for the purposes of the Contract, we may substitute another variable investment option. However, we will not make any substitutions without notifying you and obtaining any state and SEC approval, if necessary. From time to time we may make new variable investment options available.
Each investment option of the Separate Account is subject to market fluctuations and the risks that come with the ownership of any security; and there can be no assurance that any Series will achieve its stated investment objective.
You will find detailed information about the underlying funds and their inherent risks in the current prospectuses for the underlying funds. Since each option has varying degrees of risk, please read the prospectuses carefully. There is no assurance that any of the underlying funds will meet its investment objectives. Copies of the fund prospectuses may be obtained by contacting our Annuity Operations Division at the address or telephone number provided on the first page of this prospectus.
Administrative, Marketing and Support Service Fees
The Company and/or the principal underwriter for the Contracts have entered into agreements with the investment adviser, subadviser, distributor, and/or affiliated companies of most of the underlying funds. These agreements compensate the Company and/or the principal underwriter for the Contracts for providing certain administrative, marketing, or other support services to the underlying funds.
Proceeds of these payments may be used for any corporate purpose, including payment of expenses that the Company and the principal underwriter for the Contracts incur in promoting, issuing, distributing and administering the Contracts. As stated previously, such payments are a factor in choosing which funds to offer in the Company’s variable products. These payments may be significant and the Company and its affiliates may profit from them.
The payments are generally based on a percentage of the average assets of each underlying fund allocated to the variable investment options under the contract or other contracts offered by the Company. The amount of the fee that an underlying fund and its affiliates pay the Company and/or the Company’s affiliates is negotiated and varies with each underlying fund. Aggregate fees relating to the different underlying funds may be as much as 0.40% of the average net assets of an underlying fund attributable to the relevant contracts. A portion of these payments may come from revenue derived from the distribution and/or service fees (12b-1 fees) that are paid by an underlying fund out of its assets as part of its total annual operating expenses and is not paid directly from the assets of your variable insurance product.
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These payments reflect in part the administrative service expense savings derived by the funds by having a sole shareholder rather than multiple shareholders in connection with the Separate Account’s investments in the funds.
These administrative services may include, but are not limited to, providing information about the funds from time to time, answering questions concerning the funds, including questions respecting Variable Contract owners’ interests in one or more of the funds, distributing, printing, and mailing of: the underlying funds’ prospectus and any applicable supplement; annual and semi-annual reports; proxy materials (including tabulating and transmitting proxies executed by or on behalf of Variable Contract owner’s); electronic and teleservicing support in connection with the funds; maintenance of investor records reflecting shares purchased, redeemed, transferred and share balances, and conveyance of that information to the fund.
For additional information concerning the available investment options, please see Appendix A.
GIA

Note: Currently, if you have the Phoenix Principal Protector, GMWB, or Phoenix Flexible Withdrawal Protector in effect for your contract, you cannot transfer Contract Value or allocate premiums to the GIA. All of your premium and contract value must be allocated to an Asset Allocation Program approved by us. We may remove this restriction at any time in the future, e.g. while you participate in an Enhanced Dollar Cost Averaging Program.
In addition to the Separate Account, you may allocate premiums or transfer values to the GIA. Amounts you allocate or transfer to the GIA become part of our general account assets. You do not share in the investment experience of those assets. Rather, we guarantee a minimum rate of return on the allocated amount, as provided under the terms of your product. Although we are not obligated to credit interest at a higher rate than the minimum, we may credit interest at a higher rate than the minimum for new and existing deposits.
We reserve the right to limit total deposits to the GIA, including transfers, to no more than $250,000 during any one-week period per policy.
Prior to the Maturity Date you may make transfers into or out of the GIA subject to the GIA restrictions described in this section. In general, you may make only one transfer per year out of the GIA. The amount that can be transferred out is limited to the greater of $1,000 or 25% of the Contract Value in the GIA as of the date of the transfer. Also, the Contract Value allocated to the GIA may be transferred out to one or more of the investment options over a consecutive 4-year period according to the following schedule:
❖ Year One:	25% of the total value
❖ Year Two:	33% of remaining value
❖ Year Three:	50% of remaining value
❖ Year Four:	100% of remaining value
Transfers from the GIA to the MVA are not allowed at this time because the MVA is not available for new investment.
Transfers from the GIA may also be subject to other rules as described throughout this prospectus. The GIA is available only during the accumulation phase of your contract. Because of exemptive and exclusionary provisions, we have not registered interests in our general account under the Securities Act of 1933. Also, we have not registered our general account as an investment company under the 1940 Act, as amended. Therefore, neither the general account nor any of its interests are subject to these Acts, and the SEC has not reviewed the general account disclosures. These disclosures may, however, be subject to certain provisions of the federal securities law regarding accuracy and completeness of statements made in this prospectus.
GIA Restrictions
Contracts are subject to a Maximum GIA Percentage contained in the contract that restricts investments in the GIA. The Maximum GIA Percentage will never be less than 5%. No more than the Maximum GIA Percentage of each premium payment may be allocated to the GIA. We will not permit transfers into the GIA during the first year, nor allow any transfers during subsequent years that would result in GIA investments exceeding the Maximum GIA Percentage of Contract Value. If you elect the Guaranteed Minimum Accumulation Benefit, you may not allocate premiums or transfer values to the GIA. These restrictions as well as the availability of the GIA are subject to state insurance department approval. GIA is not available in Massachusetts.
MVA

As of May 1, 2013, the Market Value Adjusted Guaranteed Interest Account (“MVA” or “MVA Option”) was not available for any new investment. If an existing contract owner has cash value invested in the MVA Option and the guarantee period expires, that existing contract owner must reallocate the value to the then available variable investment options or the Guaranteed Interest Account (“GIA”). If the existing contract owner fails to make this allocation within fifteen (15) days following the end of the guarantee period, the Company will then allocate that value to the GIA and seek further allocation instructions from the existing contract owner. The MVA Option and the GIA are not considered to be variable investment options under the Investment Company Act.
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Any withdrawal from the MVA will be subject to a market value adjustment unless the effective date of the withdrawal is within 15 days before and 15 days following the expiration date (“window period”). The market value adjustment will be applied to the amount being withdrawn after the deduction of any applicable administrative charge and before the deduction of any applicable contingent deferred sales charges (surrender charges). The market value adjustment can be positive or negative. The amount being withdrawn after application of the market value adjustment can be greater than or less than the amount withdrawn before the application of the market value adjustment.
A market value adjustment will not be applied upon the payment of the death benefit.
The market value adjustment will reflect the relationship between the current rate (defined below) for the amount being withdrawn and the guaranteed rate. It is also reflective of the time remaining in the applicable guarantee period. Generally, if the guaranteed rate is equal to or lower than the applicable current rate, the market value adjustment will result in a lower payment upon withdrawal. Conversely, if the guaranteed rate is higher than the applicable current rate, the market value adjustment will produce a higher payment upon withdrawal. Assets allocated to the MVA are not part of the assets allocated to the Separate Account or to PHL Variable’s general account. The availability of the MVA is subject to state approval.
Deductions and Charges

Annual Administrative Charge
We deduct an annual administrative charge from the Contract Value. This charge is used to reimburse us for some of the administrative expenses we incur in establishing and maintaining the contracts.
The maximum and current annual administrative charge under a contract is $35. This charge is deducted annually on the contract anniversary date. It is deducted on a pro rata basis from the investment options, GIA or MVA in which you have an interest. If you fully surrender your contract, the full administrative fee if applicable, will be deducted at the time of surrender. The administrative charge will not be deducted (either annually or upon withdrawal) if your Contract Value is $50,000 or more on the day the administrative charge is due. This charge may be decreased but will never increase. If you elect Annuity Payment Options I, J, K, M or N, the annual administrative charge after the maturity date will be deducted from each annuity payment in equal amounts.
Daily Administrative Fee
We make a daily deduction from the Contract Value to cover the costs of administration. This current fee is based on an annual rate of 0.125% and is taken against the net assets of the investment options. It compensates the company for administrative expenses that exceed revenues from the annual administrative charge described above. (This fee is not deducted from the GIA or MVA.)
Market Value Adjustment
Any withdrawal from your MVA will be subject to a market value adjustment.
Important Information on Current Fees For Optional Benefit Riders
Phoenix Principal Protector Fee
You should assume that the guaranteed maximum fee percentage disclosed in this prospectus for the above referenced Optional Benefits will be charged unless we notify you that we will be charging a lower fee percentage or “fee.” If we choose to offer a fee that is lower than the maximum guaranteed fee percentages described in the “Optional Benefit Fee Table,” we will provide that fee to you in writing on a form satisfactory to us. If you accept the fee by signing the form, and the rest of your application is in good order, we will issue your rider and the fee reflected on that form will apply to your rider. The fee will also be reflected on the rider specification pages of your rider. While we do not have the right to change your fee once you purchase the rider, we do reserve the right to increase or decrease the fee for new purchasers, provided that we do not exceed the maximum fee percentage shown in the “Optional Benefit Fee Table.”
Phoenix Income Protector Fee
This rider is no longer offered for sale. Your current fee percentage or “fee” was locked in at the time you purchased the rider. The current fee applied to your rider is the fee displayed on the rider specification pages of your rider. While we do not have the right to change your fee once you have purchased the rider, we reserved the right to increase or decrease the fee for new purchasers, provided that we did not exceed the maximum fee percentage shown in the “Optional Benefit Fee Table.”
GMWB 2007 Fee
This rider is no longer offered for sale. Your current fee percentage or “fee” was set at the time you purchased the rider and is displayed on the rider specification pages of your rider. It cannot change unless your Benefit Base “steps-up” as provided by your rider. We will notify you of a new fee in writing 30 days prior to the effective date of the fee increase (your rider anniversary date.) If your rider is eligible to “step-up” it will do so automatically. This fee will not change again unless an automatic steps-up occurs again. Any new fee we may offer will never exceed the maximum guaranteed fee percentages as described in the “Optional Benefit Fee Table” of this prospectus. You may decline an automatic step-up to avoid future rate increases by notifying us at least seven days prior to your rider anniversary.
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Phoenix Flexible Withdrawal Protector Fee
You should assume that the guaranteed maximum fee percentage disclosed in this prospectus for the above referenced Optional Benefit will be charged unless we notify you that we will be charging a lower fee percentage or “fee”. If we choose to offer a fee that is lower than the maximum guaranteed fee percentages described in the “Optional Benefit Fee Table,” we will notify you in two ways: Before your application is submitted, we will provide you with the applicable fee in writing as described below. Once the Contract is issued, we will notify you in writing prior to your eligibility of a “step-up” as provided by your rider because “step-ups” can increase your fee.
If we choose to offer a fee that is lower than the maximum guaranteed fee percentage described in the “Optional Benefit Fee Table,” we will provide that fee on a form satisfactory to us. If you accept that fee by signing the form, and the rest of your application is in good order, we will issue your rider and the fee reflected on that form will apply to your rider (“Initial Fee Schedule”). The fee for your rider will be reflected on the rider specification pages of your rider.
The fee in your Initial Fee Schedule can only increase if your Benefit Base “steps-up” automatically. We will notify you in writing of a new fee schedule 30 days prior to the effective date of the fee increase (your rider anniversary date). If a “step-up” occurs, the new fee schedule depicted in the letter will describe the new current fee that will apply. This fee will not change again unless an automatic step-up occurs again. Any new fee schedule that we may offer will never exceed the maximum guaranteed fee percentages as described in the “Optional Benefit Fee Table” of this prospectus. You may decline an automatic step-up under Phoenix Flexible Withdrawal Protector to avoid future rate increases by notifying us at least seven days prior to your rider anniversary.
You may also find the current fee schedule, as well as previous fee schedules on our website, www.phoenixwm.com*. This document describes whether or not we are currently offering a fee schedule lower than the guaranteed maximum fee percentage shown in this prospectus and the effective date of those fees. If you have not purchased a rider yet, you should know that this fee schedule may change on a monthly basis. However, if your rider was issued within five business days of a fee schedule change, you will receive the fee schedule in effect as of the date of your application.
Guaranteed Minimum Accumulation Benefit (Phoenix Principal Protector) Fee
If the Guaranteed Minimum Accumulation Benefit rider is part of your contract, we will deduct a fee. The fee is equal to the Rider Fee Percentage shown on your rider specifications page multiplied by the greater of the guaranteed amount and the Contract Value on the date the fee is deducted. The fee is deducted on each contract anniversary during the ten-year term. If this benefit terminates on a contract anniversary prior to the end of the term for any reason other than death or commencement of annuity payments, the entire annual fee will be deducted. If this benefit terminates on any other day prior to the end of the term for any reason other than death or commencement of annuity payments, a prorated portion of the annual fee will be deducted. The rider fee will be deducted from the total Contract Value with each investment option bearing a pro rata share of such fee based on the proportionate Contract Value of each investment option. We will waive the fee if the benefit terminates due to death or commencement of annuity payments. Should any of the investment options become depleted, we will proportionally increase the deduction from the remaining investment options unless we agree otherwise.
The current fee percentage is locked in at the time you elect this benefit. We reserve the right to charge up to the maximum fee percentage shown in the table of “Optional Benefit Fees.”, multiplied by the greater of the guaranteed amount or Contract Value on the day that the fee is deducted. (See the section “Important Information on Current Fees for Optional Benefit Riders” for more complete information.)
If you elect the Phoenix Principal Protector, you will be unable to elect any other Optional Benefit.
Guaranteed Minimum Income Benefit Rider (Phoenix Income Protector) Fees
If the Guaranteed Minimum Income Benefit rider is part of your contract, we will deduct a fee. The fee is equal to the Rider Fee Percentage shown on your rider specifications page multiplied by the greater of the guaranteed annuitization value or the Contract Value on the date the rider fee is deducted. The fee is deducted on each contract anniversary that this rider is in effect. If this rider terminates on the contract anniversary, the entire annual fee will be deducted. If this rider terminates on any other day, a prorated portion of the annual fee will be deducted. The rider fee will be deducted from the total Contract Value with each investment option, GIA and MVA, if available, bearing a pro rata share of such fee based on the proportionate Contract Value of each investment option and GIA and MVA. We will waive the rider fee if the Contract Value on any contract anniversary is greater than twice the guaranteed annuitization value. Should any of the investment options become depleted, we will proportionally increase the deduction from the remaining investment options unless we agree otherwise.
The current fee percentage is locked in at the time you elect this benefit. We reserve the right to charge up to the maximum fee percentage shown in the table of “Optional Benefit Fees”, multiplied by the greater of the guaranteed amount or Contract Value on the day that the fee is deducted. (See the section “Important Information on Current Fees for Optional Benefit Riders” for more complete information.)
If you elected the Phoenix Income Protector, you will be unable to elect any other Optional Benefit.
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Guaranteed Minimum Withdrawal Benefit Fees
If a guaranteed minimum withdrawal benefit rider is part of your contract, we will deduct a fee. The fee will depend on which rider was available for election at the time you purchased your contract and which option of the rider, single life option or spousal life option, you elected. If you elect any available guaranteed minimum withdrawal benefit, you will be unable to elect either the Guaranteed Minimum Accumulation Benefit or the Guaranteed Minimum Income Benefit.
❖	Guaranteed Minimum Withdrawal Benefit (GMWB) Fee (Rider available from May 1, 2007 until November 17, 2008)
The fee is deducted on each contract anniversary that this rider is in effect. If this rider terminates on a contract anniversary for any reason other than death or commencement of annuity payments, the entire fee will be deducted. If this rider terminates on any other day, for any reason other than death or commencement of annuity payments, a prorated portion of the fee will be deducted. The rider fee will be deducted from the total Contract Value with each investment option bearing a pro rata share of such fee based on the proportionate Contract Value of each investment option. We will waive the fee if the benefit terminates due to death or commencement of annuity payments. Should any of the investment options become depleted, we will proportionally increase the deduction from the remaining investment options unless we agree otherwise.
The fee is equal to a stated percentage multiplied by the greater of the Benefit Base and Contract Value on the date that the fee is deducted. The maximum fee percentages for the Single Life Option and for the Spousal Life Option are shown in the table of “Optional Benefit Fees.”
You should know that we may increase your fee on the date of any automatic step-up to the Benefit Base for this rider. If you do not decline an automatic step-up, you will pay the current rider fee then in effect beginning on the date of any automatic step-up of the Benefit Base. In any case, the fee will not exceed the maximum percentage. See “Optional Benefits” for additional information on the potential impact of the step-up feature on the rider fee and your ability to decline the step-up.
We may increase the rider fee percentage, but it will not exceed the maximum rider fee percentage shown in the table of “Optional Benefit Fees.” (See “Important Information on Current Fees for Optional Benefit Riders” for more complete information.)
❖	Phoenix Flexible Withdrawal Protector Fee (Rider available for contracts applied for on and after November 17, 2008)
If you have elected Phoenix Flexible Withdrawal Protector for your contract, we will deduct the rider fee on each rider anniversary while the rider is in effect. Currently, the rider anniversary is the same as the contract anniversary. The fee for this rider is a percentage of the greater of Contract Value or the rider Benefit Base on the date the fee is deducted. We calculate and deduct the rider fee amount after any applicable roll-up and before any automatic step-up of the rider Benefit Base.

Sample Calculation of the Fee for Phoenix Flexible Withdrawal Protector without the optional Extended Care Enhancement
Assume that you have reached the end of first rider year, and that your rider fee percentage is 2.50%, your initial Benefit Base was $100,000, you made an additional premium payment of $10,000 during the first rider year and your Contract Value is $110,500. Also, assume that you made no withdrawals during the rider year and that you have not elected to opt-out of automatic step-ups.
The Benefit Base at the end of the first rider year is equal to the Benefit Base on the rider date ($100,000) plus the amount of the additional premium payment ($10,000) or $110,000.
Assume that your roll-up percentage is 6.5%. The roll-up amount is equal to 6.5% multiplied by the Benefit Base on the rider date ($100,000) plus the sum of all subsequent premium payments made during the first rider year or [6.5% x ($100,000 + $10,000)] = $7,150.
The Benefit Base after roll-up is the current Benefit Base ($110,000) compared to the following amount: the current Benefit Base ($110,000) plus the roll-up amount for the first rider year ($7,150). The Benefit Base after roll-up is therefore $117,150 ($110,000 + $7,150).
Your rider fee is $2,929 (2.50% of the greater of $110,500 and the $117,150). This rider fee is assessed against your Contract Value and your Contract Value becomes $107,571 ($110,500 – $2,929).
When we calculate the step-up, we begin that calculation using the current Contract Value, which in this example is $107,571.
The maximum fee percentage for Phoenix Flexible Withdrawal Protector and the maximum additional fee percentage to add the optional Extended Care Enhancement are shown in the table of “Optional Benefit Fees.” The applicable current fee percentage for Phoenix Flexible Withdrawal Protector varies depending on whether the single life or spousal life option is selected. In addition, it may vary if you have stepped-up your Benefit Base. See the section entitled “Important Information on Current Fees for Optional Benefit Riders” for more complete information. While we do not currently do so, we may in the future charge different fees depending on the asset allocation program you select. An additional current fee amount is charged if you add the Extended Care Enhancement. This fee does not vary based on single or spousal life option and is assessed along with and in the same manner as the fee for the Phoenix Flexible Withdrawal Protector without the Extended Care Enhancement. See the table of “Optional Benefit Fees” for details.
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You should know that we may increase your fee on the date of any automatic step-up to the Benefit Base for this rider. If you do not decline an automatic step-up, you will pay the current rider fee then in effect beginning on the date of any automatic step-up of the Benefit Base. In any case, the fee will not exceed the maximum percentage. See “Optional Benefits” for additional information on the potential impact of the step-up feature on the rider fee and your ability to decline the step-up.
Unless we agree otherwise, the rider fee will be deducted from total Contract Value with each investment option in which the contract has value and, if allocation to the GIA is then permitted, the GIA bearing a pro rata share of such fee based on the proportionate value in each of those accounts.
If you surrender the contract on a date other than a contract anniversary, we will deduct a proportional rider fee, calculated as described below, from the amount paid on surrender. If this rider terminates on a contract anniversary for any reason other than death or commencement of annuity payments, the entire rider fee will be deducted. If this rider terminates on any other day, for any reason other than death or commencement of annuity payments, a prorated portion of the fee will be deducted. The prorated rider fee is calculated by multiplying the fee percentage then in effect for the rider by the greater of the Benefit Base or the Contract Value on the date the rider terminates, and then multiplying this amount by the result of the number of days elapsed in the rider year divided by the total number of days of that year.
Mortality and Expense Risk Fee
We make a daily deduction from each investment option for the mortality and expense risk fee. The charge is assessed against the daily net assets of the investment options and varies based on the death benefit option you selected. The maximum charge, which is the charge currently in effect, under each death benefit option is equal to the following percentages on an annual basis:
Death Benefit Option 1 – Return of Premium	Death Benefit Option 2 – Annual Step-up
1.075%	1.225%
Although you bear the investment risk of the variable investment options in which you invest, once you begin receiving annuity payments that carry life contingencies the annuity payments are guaranteed by us to continue for as long as the annuitant lives. We assume the risk that annuitants as a class may live longer than expected (requiring a greater number of annuity payments) and that our actual expenses may be higher than the expense charges provided for in the contract.
In assuming the mortality risk, we promise to make these lifetime annuity payments to the owner or other payee for as long as the annuitant lives.
No mortality and expense risk fee is deducted from the GIA or MVA. If the charges prove insufficient to cover actual administrative costs, then the loss will be borne by us; conversely, if the amount deducted proves more than sufficient, the excess will be a profit to us.
We have concluded that there is a reasonable likelihood that the distribution financing arrangement being used in connection with the contract will benefit the Separate Account and the contract owners.
Surrender Charges
A surrender charge may apply to withdrawals or a full surrender of the contract prior to the Maturity Date or after the Maturity Date under Variable Annuity Payment Options K or L. The amount of a surrender charge depends on the period of time your premium payments are held under the contract. The surrender charge is designed to recover the expense of distributing contracts that are terminated before distribution expenses have been recouped from revenue generated by these contracts. They are contingent charges because they are paid only if you surrender your contract within the surrender period. The surrender charge schedule is shown in the chart below. Surrender charges are waived on the free withdrawal amount and on death benefits. Surrender charges will also be waived when you begin taking annuity payments, provided your contract has been in effect for five years. No surrender charge will be taken after the annuity period has begun except with respect to unscheduled withdrawals under Annuity Payment Options K or L. For more information, see “Annuity Payment Options.” Any surrender charge imposed is deducted from amounts withdrawn. The surrender charge is calculated on a first-in, first-out basis. In other words, we calculate your surrender charge by assuming your withdrawal is applied to premium payments in the order your premium payments were received.
The surrender charge is deducted from amounts withdrawn in excess of the free withdrawal amount available at the time of the withdrawal up to the total of all premium payments paid less any prior withdrawals for which a surrender charge was paid. In the first contract year, you may withdraw the greater of 10% of the Contract Value at the time of the first withdrawal or the RMD without surrender charges. In subsequent years, the free withdrawal amount is the greater of 10% of the Contract Value as of the end of the previous contract year or the RMD. Any unused percentage of the free withdrawal amount from prior years may be carried forward to the current contract year, up to a maximum of 30% of your Contract Value as of the last contract anniversary.
The surrender charges, expressed as a percentage of the amount withdrawn in excess of the 10% allowable amount, are as follows:
Percent	7%	6%	5%	4%	3%	2%	1%	0%
Complete Premium Payment Years	0	1	2	3	4	5	6	7+

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Amounts deducted to pay the surrender charges on partial withdrawals are subject to a surrender charge. A surrender charge will be deducted from the affected investment options, GIA and MVA on a pro rata basis. If you request a net withdrawal of a specified amount, we will deduct the surrender charges from the remaining Contract Value. This will result in an additional surrender charge when a net withdrawal is requested. If you request a gross withdrawal of a specified amount, we will deduct the surrender charges from the amount requested. Any distribution costs not paid for by surrender charges will be paid by PHL Variable from the assets of the General Account.
Any withdrawal from the MVA will be subject to a market value adjustment unless the effective date of the withdrawal is within the window period. The market value adjustment will be applied to the amount being withdrawn after the deduction of any applicable administrative charge and before the deduction of any applicable surrender charges. The market value adjustment can be positive or negative. The amount being withdrawn after application of the market value adjustment can be greater than or less than the amount withdrawn before the application of the market value adjustment. For more information, see “MVA.”
Tax
Tax is considered to be any tax charged by a state or municipality on premium payments, whether or not characterized as purchase payment premium tax (or premium tax). It is also other state or local taxes imposed or any other governmental fees which may be required based on the laws of the state or municipality of delivery, the owner’s state or municipality of residence on the contract date. Taxes on premium payments currently range from 0% to 3.5% (the amount of state premium payment tax, if any, will vary from state to state), depending on the state. We will pay any premium payment tax, any other state or local taxes imposed or other governmental fee due and will only reimburse ourselves upon the remittance to the applicable state. For a list of states and taxes, see “Appendix B.”
We reserve the right, when calculating unit values, to deduct a credit or fee with respect to any taxes we have paid for or reserved during the valuation period that we determine to be attributable to the operation of a fund. No federal income taxes are applicable under present law and we are not presently making any such deduction.
Transfer Charge
Currently, there is no charge for transfers; however, we reserve the right to charge a transfer fee of up to $20 per transfer after the first 12 transfers in each contract year to defray administrative costs.
Reduced Charges, Credits and Bonus Guaranteed Interest Rates for Eligible Groups
We may reduce or eliminate the mortality and expense risk fee or the contingent deferred sales charge or the contingent deferred sales charge period, or credit excess interest, when sales or exchanges of the contracts are made to certain eligible groups that result in savings of sales or administrative expenses, lower taxes, or lower risks to us. We will consider the following characteristics:
(1)	the size and type of the group of individuals to whom the contract is offered;
(2)	the amount of anticipated premium payments;
(3)	whether there is a preexisting relationship with the Company such as being a contract holder under a co-insurance or other financial arrangement; an employee of the Company or its affiliates and their spouses; or to employees or agents who retire from the Company or its affiliates or 1851 Securities, Inc. (“1851”), or its affiliates or to registered representatives of the principal underwriter and registered representatives of broker-dealers with whom 1851 has selling agreements; and
(4)	internal transfers from other contracts issued by the Company or an affiliate, or making transfers of amounts held under qualified plans sponsored by the Company or an affiliate.
Any reduction or elimination of the mortality and expense risk fee or credit of excess interest will not unfairly discriminate against any person. We will make any reduction or credit according to our rules in effect at the time the contract was issued. We reserve the right to change these rules from time to time.
Other Charges
As compensation for investment management services, the advisors to the funds are entitled to a fee, payable monthly and based on an annual percentage of the average daily net asset values of each series. These fund charges and other fund expenses are described more fully in the fund prospectuses.
The Accumulation Period

The accumulation period is that time before annuity payments begin that your payments into the contract remain invested.
Accumulation Units
An accumulation unit is used to calculate the value of a contract. Each investment option has a corresponding accumulation unit value. The number of accumulation units of an investment option purchased with a specific payment will be determined by dividing the payment by the value of an accumulation unit in that investment option next determined after receipt of the payment. The value of the accumulation units of an investment option will vary depending upon the investment performance of the applicable series of the funds, the expenses charged against the fund and the charges and deductions made against the investment option.
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Accumulation Unit Values
On any date before the maturity date of the contract, the total value of the accumulation units in an investment option can be computed by multiplying the number of such units by the value of an accumulation unit on that date. The value of an accumulation unit on a day other than a valuation date is the value of the accumulation unit on the next valuation date. The number of accumulation units credited to you in each investment option and their current value will be reported to you at least annually.
Purchase of Contracts
Generally, we require minimum initial premium payments of:
❖	Nonqualified plans—$5,000
❖	IRAs/Qualified plans—$2,000
The initial payment is due and payable before the contract becomes effective. Generally, we require minimum subsequent premium payments of $100. An automated payment or bank draft service may be available under certain, very limited circumstances. Contact our Annuity Operations Division for information regarding this service.
The minimum age of the proposed owner to purchase a Contract is the age of majority in the state where the Contract is being purchased, or a guardian must act on your behalf. Generally, a contract may not be purchased for a proposed owner who is 86 years of age or older. Total premium payments in excess of $1,000,000 cannot be made without our permission. While the owner is living and the contract is in force, premium payments may be made anytime before the maturity date of a contract.
Your initial payments will be applied within two business days of our receipt if the application for a contract is complete. If an incomplete application is completed within five business days of receipt by our Annuity Operations Division, your payment will be applied within two business days of the completion of the application. If our Annuity Operations Division does not accept the application within five business days or if an order form is not completed within five business days of receipt by our Annuity Operations Division, then your payment will be immediately returned. You may request us to hold your premium payment after the five day period while the application is completed and within two business days after completion we will apply your premium payment. Please note that prior to the completion of your application or order form, we will hold the premium in a suspense account, which is a noninterest bearing account. Additional payments allocated to the GIA are deposited on the date of receipt of payment at our Annuity Operations Division. Additional payments allocated to investment options are used to purchase accumulation units of the investment option(s), at the value of such Units next determined after the receipt of the payment at our Annuity Operations Division.
Your ability to elect one of the Optional Benefits may be restricted by certain minimum and maximum issue age requirements, ownership and beneficiary limitations, and is subject to state availability and regulation. More details are included in the form of a rider to your Contract if any of these benefits are chosen. For more information on specific Optional Benefit requirements, see “Optional Benefits.”
Premium payments received under the contract will be allocated in any combination to any investment option, GIA, MVA, or program described in this prospectus in the proportion you elect or as otherwise changed by you from time to time. Changes in the allocation of premium payments will be effective as of receipt by our Annuity Operations Division of notice of election in a form satisfactory to us (either in writing or by telephone) and will apply to any premium payments accompanying such notice or made subsequent to the receipt of the notice, unless otherwise requested by you.
For certain eligible groups, we may reduce the minimum initial or subsequent premium payment amount we accept for a contract. Factors in determining qualifications for any such reduction include:
(1)	the make-up and size of the prospective group;
(2)	the method and frequency of premium payments; and
(3)	the amount of compensation to be paid to registered representatives on each premium payment.
Any reduction will not unfairly discriminate against any person. We will make any such reduction according to our own rules in effect at the time the premium payment is received. We reserve the right to change these rules from time to time.
Payments to the GIA are subject to the Maximum GIA Percentage. If you elect the Guaranteed Minimum Accumulation Benefit or the Guaranteed Minimum Withdrawal Benefit, you may not allocate premiums or transfer values to the GIA.
Additional Programs
If you have any Optional Benefit other than Phoenix Income Protector attached to your contract, you must elect and continue to participate in a single, approved asset allocation program or the Optional Benefit will terminate. All initial and subsequent premium payments and Contract Value must be allocated to your chosen program beginning on the date your chosen rider is effective, which currently must be the contract date. There is no charge to participate in any approved program. We do not currently but may in the future vary the fee for the Phoenix Flexible Withdrawal Protector based on the asset allocation program selected.
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Provided that you do not have any Optional Benefit riders attached to your contract, you may elect any of the additional programs described below at any time and at no charge.
We may discontinue, modify or amend these programs as well as offer new programs or change the programs that are approved for use with the Optional Benefits in the future.
Asset Allocation and Strategic Programs
Asset allocation and strategic programs are intended to optimize the selection of investment options for a given level of risk tolerance, in order to attempt to maximize returns and limit the effects of market volatility. The asset allocation and strategic programs reflect the philosophy that diversification among asset classes may help reduce volatility and boost returns over the long term. An asset class is a category of investments that have similar characteristics, such as stocks or bonds. Within asset classes there are often further divisions. For example, there may be divisions according to the size of the issuer (large cap, mid cap, small cap) or type of issuer (government, corporate, municipal). We currently offer several asset allocation programs many of which are approved for use with the Optional Benefits. Information about the programs we currently offer and whether each is approved for use with an Optional Benefit is provided below.
For ease of reference throughout this section, we refer to the asset allocation and strategic programs described, simply as “programs”, and we refer to the asset allocation options available within the programs, as “options”. We do not charge for participating in the programs or their options. You may participate in only one asset allocation program at a time and your ability to use an asset allocation program with Asset Rebalancing and Dollar Cost Averaging or Enhanced Dollar Cost Averaging is limited as described in “Use of Dollar Cost Averaging with Asset Rebalancing and Allocation Programs.” Subject to regulatory requirements and approvals, in the future we may modify or eliminate any existing program or option within a program, or may offer other asset allocation services which, at our discretion, may be available to current and/or prospective contract owners. For the most current information on any program or option, please contact your registered representative.
Selecting a Program and Option-Contracts without Optional Benefits
If you have not elected an Optional Benefit for your contract, you are not required to elect an asset allocation program but may do so if you wish. If you are interested in electing a program, you should consult with your registered representative to discuss your choices. For certain programs, a questionnaire may be used to help you and your registered representative assess your financial needs, investment time horizon, and risk tolerance. You should periodically review these factors to determine if you need to change programs or options.
When you participate in a program, all of your premium payments and Contract Value will be allocated to the investment options in accordance with your selected program and, if applicable, the option within that program. You may, at any time, switch your current program or option, and may elect any modified or new programs or options the Company may make available subject to our rules and rates then in effect. You may cancel your participation in a program at any time, and later re-enroll in a program by contacting our Annuity Operations Division. If a program is eliminated, we will notify you of the elimination and you should consult with your registered representative to choose among the other programs available at that time. To enroll in a program, you must properly complete the election form we require and return it to our Annuity Operations Division at the address shown on the first page of your prospectus.
Selecting a Program and Option-Contracts with Optional Benefits
If you purchase a contract with an Optional Benefit, other than Phoenix Income Protector, you must select one of the approved programs through which to allocate your premium payments and Contract Value. When you participate in one of the approved programs all your premium payments and Contract Value will be allocated to the investment options in accordance with your selected program and, if applicable, the option within that program. You should consult with your registered representative when you initially select a program and periodically review your program with your registered representative to determine if you need to change programs or options. You may, at any time, switch your current program or option to another approved program and may elect any modified or new programs or options the Company may make available subject to our rules then in effect. If we are then charging different fees for Optional Benefits based on the approved asset allocation program you select, changing programs or options may change the fee for the Optional Benefit on your contract.
Although you may cancel your participation in a program, you should consult your registered representative before doing so, as canceling the program will cause your Optional Benefit to terminate without value. You may later re-enroll in a program but re-enrollment will not reinstate an Optional Benefit. If a program is eliminated, we will notify you of the elimination and you should consult with your registered representative to choose among the other programs available at that time.
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Program Availability
When you elect an Optional Benefit rider other than the Phoenix Income Protector you must allocate all premium to one program or program option that is available at the time of your election. (To simplify this discussion, the term “program” refers to both a program and a program option for those programs offering more than one investment option.) Contract value and premium may never be allocated to more than one program. Transfers of partial contract value are not permitted. Different programs have been offered with different Optional Benefits during various time periods. We may discontinue, modify, or amend programs and we may make different programs available in the future. For all time periods, regardless of program availability changes, you will be permitted to remain in the program in which you are invested and to allocate additional premium to that program. You may not transfer into a program that is not available on the date of the requested transfer. However, prior to June 22, 2009, you were permitted to transfer back into a program in which you were previously invested, even if it is not listed as generally available on the date of the transfer request. You should note that, beginning with the June 22, 2009 program availability changes, if you transfer out of a program, you will not be able to transfer back into that program if it is not available on the date of the requested transfer. The table below shows program availability during various time periods by Optional Benefit rider:
	Phoenix Flexible Withdrawal Protector	Phoenix Principal Protector	GMWB 2007
Beginning 11/19/10	Ibbotson Portfolio Series: • Ibbotson Income and Growth ETF • Ibbotson Balanced ETF	Ibbotson Portfolio Series: • Ibbotson Income and Growth ETF • Ibbotson Balanced ETF	Ibbotson Portfolio Series: • Ibbotson Income and Growth ETF • Ibbotson Balanced ETF
6/22/09 – 11/18/10	Phoenix Dynamic: • Moderate • Moderate Growth	Phoenix Dynamic: • Moderate • Moderate Growth	Phoenix Dynamic: • Moderate • Moderate Growth
3/9/09 – 6/21/09	Phoenix-Ibbotson-Strategic: • Conservative • Moderately Conservative • Moderate Franklin Founding	Phoenix-Ibbotson Strategic: • Conservative • Moderately Conservative	Phoenix-Ibbotson Strategic: • Conservative • Moderately Conservative • Moderate • Moderately Aggressive • Aggressive Franklin Founding
11/17/08 – 3/8/09	Same as above	Phoenix-Ibbotson Strategic: • Conservative • Moderately Conservative • Moderate • Moderately Aggressive Franklin Founding	Same as above
Prior to 11/17/08	Phoenix-Ibbotson Strategic: • Conservative • Moderately Conservative • Moderate • Moderately Aggressive Franklin Founding	Phoenix-Ibbotson Strategic: • Conservative • Moderately Conservative • Moderate • Moderately Aggressive • Aggressive Franklin Founding	Same as above
A brief description of each program follows.
❖	Franklin Templeton Founding Investment Strategy
Through the Franklin Templeton Founding Investment Strategy, premium payments and Contract Value are allocated to the three investment options as listed below. On a monthly basis, we will rebalance the Contract Value allocated to the three investment options back to the original allocation percentages in each investment option.
•	Franklin Income VIP Fund—34%
•	Franklin Mutual Shares VIP Fund—33%
•	Templeton Growth VIP Fund—33%
❖	Ibbotson Asset Allocation Series
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The Ibbotson Asset Allocation Series (“the Series”) are risk-based portfolios (“Portfolios”) that invest in ETFS, which are typically structured as open-end investment companies or unit investment trusts. The Series were designed on established principles of asset allocation and are intended to provide various levels of potential return for a targeted level of risk. The Series’ asset allocation policy is dynamically managed to consider changes in the economy or markets. The Portfolios in the Series are continuously managed to the asset allocation policy. The Portfolio options approved for use are:
•	Ibbotson Income and Growth ETF Asset Allocation Portfolio – Class II
•	Ibbotson Balanced ETF Asset Allocation Portfolio – Class II
•	Ibbotson Growth ETF Asset Allocation Portfolio – Class II
•	Ibbotson Aggressive Growth ETF Asset Allocation Portfolio – Class II
If you should elect any of the Portfolios listed above, transfers made under these programs will not be counted toward the 12 transfers per year after which we may impose a transfer fee.
❖	Phoenix-Ibbotson Strategic Asset Allocation—(Closed to new investors effective June 22, 2009)
PHL Variable and Ibbotson Associates have developed five asset allocation options, each comprised of selected combinations of investment options. Except as noted above, the options approved for use are:
•	Conservative Portfolio which seeks conservation of capital and has a portfolio allocation more heavily weighted in fixed income investments than in equities.
•	Moderately Conservative Portfolio which primarily seeks current income, with capital growth as a secondary objective, and has a portfolio allocation of approximately equal weightings in equities and fixed income investments.
•	Moderate Portfolio which seeks long-term capital growth and current income with emphasis on current growth, and has a portfolio allocation more heavily weighted in equities than in fixed income investments.
•	Moderately Aggressive Portfolio which seeks long-term capital growth with current income as a secondary objective, and has more than three quarters of the portfolio in equities and less than one quarter in fixed income investments.
•	Aggressive Portfolio which seeks long-term capital growth and is invested primarily in equities.
On a periodic basis (typically annually), Ibbotson evaluates the options and updates them to respond to market conditions and to ensure style consistency. If you select one of the Phoenix-Ibbotson options, your premium payments (Contract Value for in force policies), however, will not be allocated in accordance with the updated options unless you specifically request we do so. If you elect to participate in this program on and after September 10, 2007, on an annual basis, we will reallocate the Contract Value allocated to the investment options included in the program so that, following this reallocation, the percentage in each investment option equals the percentage originally used for the program. We will make this reallocation effective on the valuation date immediately preceding each anniversary of your contract date for as long as the asset allocation program is in effect for your contract. You should consult with your registered representative for the most current information on this program and the options within the program.
Asset Rebalancing Program
The Asset Rebalancing Program allows you to specify the percentage levels you would like to maintain among the investment options. Asset Rebalancing does not permit transfers to or from the GIA or the MVA.
We will automatically rebalance contract values among the investment options to maintain your selected allocation percentages. You can choose to have us make these transfers monthly, quarterly, semiannually or annually. These transfers will occur on the date you specify (provided we receive the request in good order), unless the specified date falls on a holiday or weekend, in which case the transfers will occur on the next succeeding Valuation Date. You may start or discontinue this program at any time by submitting a written request or calling our Annuity Operations Division.
The Asset Rebalancing Program does not ensure a profit nor guarantee against a loss in a declining market.
Except as described below, the Asset Rebalancing Program is not available while the Dollar Cost Averaging Program is in effect.
Dollar Cost Averaging Program
The Dollar Cost Averaging Program allows you to systematically transfer a set amount to the investment options or GIA on a monthly, quarterly, semiannual or annual basis. Generally, the minimum initial and subsequent transfer amounts are $25 monthly, $75 quarterly, $150 semiannually or $300 annually. Also, premium payments of $1,000,000 or more require our approval before we will accept them for processing. You must have an initial value of $2,000 in the GIA or in the investment option from which funds will be transferred (sending investment option), and if the value in that investment option or the GIA drops below the amount to be transferred, the entire remaining balance will be transferred and no more systematic transfers will be processed. Values may be transferred from only one sending investment option or from the GIA but may be allocated to multiple receiving investment options. Under the Dollar Cost Averaging Program, you may transfer approximately equal amounts from the GIA over a period of 6 months or more. Transfers under the Dollar Cost Averaging Program are not subject to the general restrictions on transfers from the GIA. This program is not available for the MVA.
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Upon completion of the Dollar Cost Averaging Program, you must notify us at 800/541-0171 or in writing to our Annuity Operations Division to start another Dollar Cost Averaging Program.
All transfers under the Dollar Cost Averaging Program will be executed on the basis of values as of the first of the month rather than on the basis of values next determined after receipt of the transfer request. If the first of the month falls on a holiday or weekend, then the transfer will be processed on the next succeeding valuation date.
The Dollar Cost Averaging Program is not available to individuals who invest via a bank draft program. Except as described below, the Dollar Cost Averaging Program is not available to individuals while the Asset Rebalancing Program is in effect.
The Dollar Cost Averaging Program does not ensure a profit nor guarantee against a loss in a declining market. There is no charge associated with participating in this program.
For contracts issued on or after March 31, 2003, transfers to the GIA under the Dollar Cost Averaging Program are subject to the Maximum GIA Percentage.
We may at different times offer additional or multiple Dollar Cost Averaging Programs, such as an Enhanced Dollar Cost Averaging Program. If elected, an Enhanced Dollar Cost Averaging Program would entitle you to an enhanced GIA interest rate for value, less applicable contract charges, allocated to the GIA (Net Value) for a specified period of time.
You may cancel an Enhanced Dollar Cost Averaging Program at any time. Choosing to cancel an Enhanced Dollar Cost Averaging Program prior to the end of your chosen program period will not change the enhanced GIA interest rate you are being credited.
In the event of an early cancellation the enhanced GIA rate will only be applied to the Net Value allocated to your program from the start date of your program to your cancellation date. The cancellation date is the valuation date we receive your cancellation request in good order at our Annuity Operations Division.
After the cancellation date, you may transfer the Net Value that was invested in the Enhanced Dollar Cost Averaging Program from the GIA to the investment options without being subject to the Maximum GIA Percentage.
We reserve the right to modify, suspend, or terminate any Dollar Cost Averaging Program we offer.
Use of Dollar Cost Averaging with Asset Rebalancing and Allocation Programs
If you elect to participate in the Franklin Templeton Founding Investment Strategy, or the Phoenix-Ibbotson Strategic Asset Allocation Program then you may also elect to participate in the following programs:
1.	Dollar Cost Averaging or Enhanced Dollar Cost Averaging; and
2.	Asset Rebalancing with monthly rebalancing in the Franklin Templeton Founding Investment Strategy, or Asset Rebalancing with annual rebalancing in the Phoenix-Ibbotson Strategic Asset Allocation Program.
If you elect both the Enhanced Dollar Cost Averaging and the Asset Rebalancing Program, your entire dollar cost averaging transfer amount must be allocated to the Allocation Program in effect for your policy.
Interest Investment Program
We may at different times offer an Interest Investment Program. Under this program, interest earned on premium allocated to the GIA will automatically be transferred out to any of the investment options under the separate account.
You may elect to transfer interest earned on premium allocated to the GIA on a monthly, quarterly, semiannual or annual basis. The amount that we transfer under the program will be based on the interest earned for the period you elect. We will process the automatic transfers on the first day of the month for the period that applies following our receipt of your transfer request. Should the first day of the applicable month fall on a holiday or weekend, we will process the transfer on the next business day.
You must have a value of $10,000 in the GIA at all times to keep this program in effect. If the value in the GIA drops below $10,000 for any reason, then no more automatic transfers will be processed under the program. To start or stop the Interest Investment Program, you must notify us at 800/541-0171 or send a written request to our Annuity Operations Division.
Transfers under the Interest Investment Program are not subject to the general restrictions on transfers from the GIA.
The Interest Investment Program is not available to individuals who invest via a bank draft program or while the Dollar Cost Averaging Program or Asset Rebalancing Program are in effect.
The Interest Investment Program does not ensure a profit nor guarantee against a loss in a declining market. There is no charge associated with participating in this program.
Systematic Withdrawal Program
Prior to the Maturity Date, you may partially withdraw amounts automatically on a monthly, quarterly, semiannual or annual basis under the Systematic Withdrawal Program. You may withdraw a specified dollar amount or a specified percentage. The withdrawals are taken from the Contract Value with each investment option, MVA and GIA bearing a pro rata share. Withdrawals from the MVA may be subject to a market value adjustment.
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The minimum withdrawal amount is $100. Withdrawals will be processed on the date you specify (provided we receive the request in good order) unless the specified date falls on a holiday or weekend, in which case the transfers will occur on the next succeeding Valuation Date. If no date is specified by you, then withdrawals will be processed on each monthly contract anniversary. Any applicable surrender charges, market value adjustment, and taxes will be applied to the withdrawal.
You may start or terminate this program by sending written instructions to our Annuity Operations Division in the manner and format specified by us. This program is not available on or after the Maturity Date. There is no charge for participating in this program.
Optional Benefits
There are two Optional Benefits currently available with this annuity: Phoenix Principal Protector (a guaranteed minimum accumulation benefit rider) and Phoenix Flexible Withdrawal Protector (a guaranteed minimum withdrawal benefit rider). Phoenix Principal Protector is designed for people who want to ensure the preservation of their premium deposits over a long time horizon (10 years). Phoenix Flexible Withdrawal Protector is designed for people who want to ensure guaranteed withdrawals, designed to provide the most favorable guaranteed withdrawal benefit after the Benefit Eligibility Date.
Your ability to elect one of the optional benefits may be restricted by minimum and maximum issue age requirements, ownership and beneficiary limitations, and is subject to state availability and regulation. More details are included in the form of a rider to your Contract if any of these benefits are chosen.
If you decide to elect any of the optional benefits you should carefully review their provisions to be sure the benefit is something that you want. You may wish to review these with your registered representative.
Definition of “Spouse” under Optional Benefits
Certain Optional Benefits under the contract offer the election of a spousal life option. See “Spousal Definition” for further discussion of spousal qualifications.
Guaranteed Minimum Accumulation Benefit (“GMAB”) (Phoenix Principal Protector)
Phoenix Principal Protector provides a guaranteed minimum return if funds remain invested according to a designated asset allocation model for a ten year term. This benefit must be elected prior to issue and may be terminated at any time by request.
A fee for this benefit is deducted on each contract anniversary during the term of the benefit. See “Deductions and Charges.”
The benefit is available if each owner and annuitant are less than 81 years old on the rider date.
Phoenix Principal Protector is available only if you allocate your premiums to an approved asset allocation or strategic program, and if you remain fully invested through an asset allocation or strategic program for the term of the benefit.
The Phoenix Principal Protector is also available to you if you have purchased this contract in order to receive your mandatory after-death distributions using an Inherited/Stretch Annuity. An Inherited/Stretch Annuity is available to an individual or trust beneficiary of an Individual Retirement Account (IRA), (including a Roth IRA), or Qualified Plan or to an individual beneficiary of a Non-Qualified contract issued by PHL Variable or its affiliates or issued by a company unaffiliated with PHL Variable. If the beneficiary of a contract issued by a company unaffiliated with PHL Variable purchases this Phoenix Spectrum Edge+ Contract, then the Phoenix Principal Protector will be available to the beneficiary. However, the beneficiary of this Spectrum Edge+ Contract cannot elect the Phoenix Principal Protector because a beneficiary does not retain the same rights under this Contract as the deceased owner. Certain limitations, considerations and tax implications apply to this Feature and may differ depending upon whether you have a IRA/Qualified or Non-Qualified Plan and whether the beneficiary is an individual or a trust.
If you have purchased this contract in order to receive your mandatory after-death distributions using an Inherited/Stretch Annuity, election of the Phoenix Principal Protector may not be in your best interest. Once inherited proceeds are in an Inherited/Stretch Annuity, mandatory annual distributions must be made based on the life expectancy of the original beneficiary of the proceeds. Mandatory annual distributions may diminish the attractiveness of electing the Phoenix Principal Protector because withdrawals made during the ten-year term of the rider decrease the amount of the benefit available. Consult your financial professional and tax adviser to determine whether this feature is right for you. See the section of this prospectus entitled “Inherited/Stretch Annuity Feature” for more details.
Guaranteed Amount
The guaranteed amount is equal to the guaranteed amount base multiplied by Guaranteed Amount Factor 1. The guaranteed amount base is equal to (A) plus (B) minus (C), where:
A	=	the Contract Value on the rider date.
B	=	100% of each subsequent purchase payment paid to the contract during the first year of the 10-year period beginning on the rider date (the “term”).
C	=	pro rata adjustment for withdrawals from the contract during the term. The adjustment for each withdrawal is calculated by multiplying the guaranteed amount base prior to the withdrawal by the ratio of the amount withdrawn (including any applicable withdrawal fees) to the Contract Value immediately prior to the withdrawal.
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Currently, Guaranteed Amount Factors 1 and 2 are equal to 1.00. For contracts issued between May 1, 2007 through August 17, 2008, the Guaranteed Amount Factors 1 and 2 were 1.05
Additional Amount
If on the last day of the term:
❖	the Contract Value is less than the guaranteed amount base; we will add an additional amount to the Contract Value equal to the difference between the Contract Value and the guaranteed amount.
❖	the Contract Value is greater than or equal to the guaranteed amount base, we will add an additional amount to the Contract Value equal to the guaranteed amount base multiplied by the difference between the Guaranteed Amount Factor 2 and 1.00.
❖	the contract annuitizes, the death of an owner or annuitant occurs or a full surrender is made; the Contract Value will reflect any additional amount prior to the payment of any annuity, death or full surrender benefits. Note: no additional amount will be paid if any of the above occurs prior to the end of the term.
If on any day following the rider date, any portion of the Contract Value is no longer invested according to an asset allocation or strategic program established and maintained by us for this benefit, the benefit will terminate and no additional amount will be added to the Contract Value.
Benefit Termination
This benefit will terminate at the end of the term or upon the occurrence of any of the following:
❖	the date that any portion of the Contract Value is not invested according to an asset allocation or strategic program established and maintained by us for the benefit;
❖	the date that a full surrender is made;
❖	the date of the first death of an owner unless the surviving spouse elects spousal continuation of the contract and benefit;
❖	the date the contract annuitizes; or
❖	the date the contract terminates for any reason.
If the benefit terminates for any of the above reasons prior to the end of the term, an additional amount will not be paid.
Guaranteed Minimum Income Benefit Rider (“GMIB”) (called Phoenix Income Protector—this Rider is not available beginning March 9, 2009).
This optional rider provides a benefit that guarantees minimum monthly fixed annuity payments. The minimum monthly fixed annuity payment amount is calculated by multiplying the guaranteed annuitization value by the annuity payment option rate for the annuity payment option selected under the rider.
The benefit provided by this rider will not be available until the later of 7 years after the rider is added to the contract (“rider date”) or the contract anniversary following the older Annuitant’s 60th birthday. For example, if you were age 40 when you bought the contract with the rider, the earliest you could exercise the benefit under the rider would be when you reached age 60. While the benefit is available, you can only exercise it, upon written notice, within 30 days following any contract anniversary. This benefit will not be available 30 days after the contract anniversary following the older Annuitant’s 90th birthday.
A fee for this benefit is deducted on each contract anniversary only if the benefit is selected. See “Deductions and Charges” above. Once your benefit is exercised, the fee will no longer be deducted. Currently, we only allow you to elect this rider on the Contract Date, but reserve the option to remove this restriction in the future. Election of this benefit rider is irrevocable. You should consult with a financial advisor before you make your decision.
Phoenix Income Protector is also available to you if you are the beneficiary of a deceased Owner’s Contract issued to the Owner by another company and you are utilizing this Contract as an Inherited/Stretch Annuity. This benefit is also available to you if you are the beneficiary of a deceased Owner’s annuity contract, other than a Phoenix Spectrum Edge®+ Contract, the contract was issued to the Owner by Us, and you are utilizing this Contract as an Inherited/Stretch Annuity. This benefit is not available to you if you are the beneficiary of a deceased Owner’s Phoenix Spectrum Edge®+ Contract issued to the Owner by Us and are utilizing this Contract as an Inherited/Stretch Annuity.
Guaranteed Annuitization Value
On and before the contract anniversary following the older annuitant’s 80th birthday, the guaranteed annuitization value shall be equal to the lesser of (i) the sum of (A plus B) minus (C plus D), or (ii) 200% of all premium payments minus the sum of the guaranteed annuitization value reductions, where:
A	=	the Contract Value on the rider date accumulated at an effective annual rate (as determined below in the provision entitled “Effective Annual Rate”) starting on the rider date and ending on the date the guaranteed annuitization value is calculated.
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B	=	the sum of premium payments made after rider date minus any taxes paid, accumulated at an effective annual rate starting on the date each premium payment is applied to the contract and ending on the date the guaranteed annuitization value is calculated.
C	=	the sum of the guaranteed annuitization value reductions, accumulated at an effective annual rate starting on the date each withdrawal occurs and ending on the date the guaranteed annuitization value is calculated.
D	=	any tax that may be due.

Assume the contract owner makes an initial payment of $100,000 (at age 68) and an additional deposit of $200,000 on the 3rd contract anniversary.
On the 7th contract anniversary (age 75), the Guaranteed Annuitization Value is the lesser of (i) or (ii) where (i) is equal to $383,311 (($100,000 x 1.053) + $200,000) x 1.054) and (ii) is equal to $600,000 (200% x ($100,000 + $200,000)). The Guaranteed Annuitization Value is $383,311. This assumes there were no additional payments, withdrawals, or transfers.
After the contract anniversary following the older annuitant’s 80th birthday, the guaranteed annuitization value shall equal the lesser of (i) (A plus B) minus (C plus D), or (ii) 200% of all premium payments minus the sum of the guaranteed annuitization value reductions, where:
A	=	the guaranteed annuitization value on the contract anniversary following the older annuitant’s 80th birthday.
B	=	the sum of premium payments made after the contract anniversary following the older annuitant’s 80th birthday.
C	=	the sum of the guaranteed annuitization value reductions determined for withdrawals occurring after the contract anniversary following the older annuitant’s 80th birthday.
D	=	any tax that may be due.

Assume the contract owner makes an initial payment of $100,000 (at age 79) and an additional deposit of $200,000 on the 3rd contract anniversary (at age 82).
The Guaranteed Annuitization Value at age 80 is equal to $105,000 ($100,000 x 1.05). On the 7th contract anniversary (age 87), the Guaranteed Annuitization Value is equal to $305,000 ($105,000 + $200,000). This assumes there were no additional payments, withdrawals, or transfers.
You should know that the Effective Annual Rate, the percentage used to increase your annuitization value as described above, will be reset to 0% depending on whether or not the value in the GIA is greater than 40% of the total Contract Value on certain dates. Please refer to the following section entitled “Effective Annual Rate” for a full description of the Effective Annual Rate.
Guaranteed Annuitization Value Reduction
A guaranteed annuitization value reduction is an amount determined for each withdrawal that occurs on or after initial election of the Phoenix Income Protector rider. In summary, if withdrawals in a rider year do not exceed a maximum annual amount, then the guaranteed annuitization value reduction for those withdrawals is equal to the sum of the withdrawals. To the extent that withdrawals in a rider year exceed a maximum annual amount, then the guaranteed annuitization value reduction for those excess withdrawals will reduce the guaranteed annuitization value by the ratio of each withdrawal to the Contract Value prior to the withdrawal. On each rider anniversary, a maximum annual amount is calculated equal to the effective annual rate on the rider anniversary multiplied by the guaranteed annuitization value on the rider anniversary. The maximum annual amount during the first rider year is equal to 5% multiplied by the Contract Value on the rider date. Withdrawals during a rider year will reduce the maximum annual amount by the same amount that your Contract Value is reduced as a result of the withdrawal.
The guaranteed annuitization value reduction is equal to the sum of A and B where:
A	=	the lesser of the remaining maximum annual amount (prior to the withdrawal) and the withdrawal amount; and
B	=	(a) multiplied by (b), where:
		(a)	=	the guaranteed annuitization value immediately prior to the withdrawal less the value determined in “A” above;
		(b)	=	1 minus the result of (c) divided by (d), where:
		(c)	=	the Contract Value after the withdrawal, and
		(d)	=	the Contract Value before the withdrawal less the value determined in “A” above.
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Assume the Guaranteed Annuitization Value is $166,667 on the 2nd contract anniversary and $175,000 on the 3rd contract anniversary. The contract value is $150,000 on the 3rd contract anniversary and the contract owner withdraws $10,000.
Assuming the effective annual rate is 5%, the maximum annual amount is $8,333 (5% x 166,667). The Guaranteed Annuitization Value and contract value will be reduced by $8,333. The new Guaranteed Annuitization value is $166,667 and the new contract value is $141,667. The withdrawal amount in excess of the maximum annual amount is $1,667. A withdrawal of $1,667 will reduce the contract value by 1.177% (1 – ($140,000 / $141,667). A withdrawal of $1,667 will reduce the Guaranteed Annuitization Value by $1,962 (1.177% x $166,667).
The total Guaranteed Annuitization Value Reduction associated with this $10,000 withdrawal will equal $10,295 ($8,333 + $1,962). The new Guaranteed Annuitization Value will be $164,705 ($175,000 - $8,333 - $1,962). The new contract value will be $140,000 ($150,000 - $10,000). The policyholder will have a Guaranteed Annuitization Value of $200,200 ($164,705 x 1.054) on the 7th contract anniversary (assuming no additional payments, withdrawals or transfers).
Effective Annual Rate
On the rider date, we will set the effective annual rate of accumulation to 5%. After the first contract year, this rate may be adjusted based on the value of the Guaranteed Interest Account (GIA) in relation to the total Contract Value as described below:
After the first contract year, we will reset the effective annual rate to 0% if the value of the GIA is greater than 40% of the total Contract Value on any of the following dates:
1.	each date we process a premium payment.
2.	each date we process a transfer.
3.	each date we process a withdrawal.
Subsequently, we will raise the effective annual rate to 5% if the current effective annual rate is equal to 0% and the value of the GIA is less than or equal to 40% of the total Contract Value on any of the following dates:
1.	each date we process a premium payment.
2.	each date we process a transfer.
3.	each date we process a withdrawal.
4.	each contract anniversary.
Termination of This Rider
You may not terminate this rider by request. This rider will terminate on the first of any of the following events to occur:
1.	the 30th day after the last contract anniversary that occurs after the older Annuitant’s 90th birthday;
2.	the termination of the contract to which this rider is attached;
3.	the date a death benefit becomes payable under the contract to which this rider is attached;
4.	the date annuity payments commence under the contract to which this rider is attached; and
5.	the death of the last surviving annuitant or joint annuitant named under this rider.
Phoenix Income Protector Annuity Payment Options
Under this rider, you may only elect one of the following annuity payment options:
GMIB Option A — Life Annuity with Specified Period Certain: a fixed annuity payable monthly while the annuitant named under this rider is living or, if later, until the end of the specified period certain. The period certain may be specified as 5, 10 or 20 years. The period certain must be specified on the date the benefit is exercised. If the annuitant dies prior to the end of the period certain, the remaining period certain annuity payments will continue. No monthly payment, death benefit or refund is payable if any annuitant dies after the end of the period certain. This option is not available if the life expectancy of the annuitant is less than the period certain on the date the benefit is exercised.
GMIB Option B — Non-Refund Life Annuity: a fixed annuity payable monthly while any annuitant named under this rider is living. No monthly payment, death benefit or refund is payable after the death of the annuitant.
GMIB Option D — Joint and Survivorship Life Annuity: a fixed annuity payable monthly while either the annuitant or joint annuitant named under this rider is living. This option is only available if the annuitant and joint annuitant named under this rider are both alive on the date the benefit is exercised. No monthly payment, death benefit or refund is payable after the death of the surviving annuitant.
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GMIB Option F — Joint and Survivorship Life Annuity with 10-Year Period Certain: a fixed annuity payable monthly while either the annuitant or joint annuitant named under this rider is living, or if later, the end of 10 years. This option is only available if the annuitant and joint annuitant named under this rider are both alive on the date the benefit is exercised. If the surviving annuitant dies prior to the end of the 10-year period certain, the remaining period certain annuity payments will continue. No monthly payment, death benefit or refund is payable if the surviving annuitant dies after the end of the 10-year period certain. This option is not available if the life expectancy of the older annuitant is less than 10 years on the date the benefit is exercised.
Payment Upon Death After Maturity Date
If an owner dies on or after the maturity date and there is no surviving owner, any remaining certain period annuity payments will be paid to the beneficiary under the annuity payment option in effect on the date of death. Generally, payments may not be deferred or otherwise extended. (For information regarding the Inherited/Stretch Annuity feature of this Contract, see the section of this prospectus entitled “Inherited/Stretch Annuity Feature.”)
If there is a surviving owner, the payments continue as if there had been no death.
If the annuitant and joint annuitant, if any, die and are survived by any owner(s), any remaining certain period annuity payments will be paid to such owner(s). Payments will continue under the annuity payment option in effect at the date of death and may not be deferred or otherwise extended.
If the spouse is the beneficiary, see Spousal Beneficiary Contract Continuance.
Important Information regarding Phoenix Income Protector
While Phoenix Income Protector does provide guaranteed minimum fixed annuity payments, it may not be appropriate for all investors and should be understood completely before you elect it.
❖	Phoenix Income Protector does not provide Contract Value or in any way guarantee the investment performance of any investment option available under the contract.
❖	Phoenix Income Protector is irrevocable once elected.
❖	You may not change any annuitant or joint annuitant while Phoenix Income Protector is in effect.
❖	Phoenix Income Protector does not restrict or limit your right to annuitize at other times permitted under the contract, but doing so will terminate the rider.
❖	You should consult with a qualified financial advisor if you are considering Phoenix Income Protector.
❖	The minimum monthly fixed annuity payment amount under the Phoenix Income Protector may be less than the annuity payment amount under the Contract even if the guaranteed annuitization value is greater than contract value.
❖	Phoenix Income Protector is only available if approved in your state and if we offer it for use with the contract.

Phoenix Flexible Withdrawal ProtectorSM:
A Guaranteed Minimum Withdrawal Benefit (GMWB)

Summary of Benefit
The Phoenix Flexible Withdrawal Protector rider may be elected by you for an additional charge at the time you purchase your contract, if it has been made available in your applicable state by us. You may also elect the optional Extended Care Enhancement with the rider, also for an additional charge. You must elect the Extended Care Enhancement to be included as part of the rider at the time you purchase the contract. You may only purchase one Optional Guaranteed Benefit with the contract. The Phoenix Flexible Withdrawal Protector guarantees a minimum payment or withdrawal amount from the contract once a specified date is reached if certain restrictions and limitations are met. The rider provides a lifetime benefit for one person or two spouses depending upon the option selected. The rider does not provide access to the benefit prior to the date the youngest Covered Person reaches age 60 for the single life option and the younger spouse’s age 65 for the spousal life option. The date on which this occurs is called the Benefit Eligibility Date. See “Important Terms and Conditions Related to Phoenix Flexible Withdrawal Protector” below for the definition of “Covered Person” and other important terms. Prior to the Benefit Eligibility Date, the benefit’s value can increase due to increases in the Benefit Base. See “Events and features causing recalculation of the Benefit Base” below for details.
The annual amount of the rider’s lifetime benefit is called the Annual Benefit Amount. The Annual Benefit Amount represents two distinct values depending on whether your Contract Value is zero or greater than zero. The Annual Benefit Amount is calculated on the later of your first withdrawal date or the Benefit Eligibility Date. The Annual Benefit Amount (on the date it is calculated) equals a percentage called the Annual Benefit Percentage, multiplied by a value called the Benefit Base. The Annual Benefit Percentage ranges from 0%-6% (0% to 7% for riders issued prior to March 9, 2009) based on the attained age of the youngest Covered Person on your first withdrawal date. If you take a withdrawal before the Benefit Eligibility Date, the Annual Benefit Percentage will be zero and then will
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be permanently set to 4% (5% for riders issued prior to March 9, 2009) on the Benefit Eligibility Date. The Benefit Base is a value calculated to determine the Annual Benefit Amount. The Benefit Base can increase or decrease due to certain transactions and events under the contract. As a result, the Annual Benefit Amount may increase or decrease and affect what you receive in payments or withdrawals under the rider. Further definition of these terms, calculation of values, and how various contract transactions and events affect these values are described below.
Annual Benefit Amount when Contract Value is greater than zero: Guaranteed Withdrawals
Phoenix Flexible Withdrawal Protector guarantees a minimum amount of withdrawals you may take from the contract each year after the Benefit Eligibility Date, provided no withdrawals have been made from the contract prior to that Date (the youngest Covered Person’s 60th birthday for the single life option and 65th birthday for the spousal life option). This amount is the Annual Benefit Amount. You must reach the Benefit Eligibility Date before the Annual Benefit Amount becomes available for guaranteed withdrawals. You may still take withdrawals prior to the Benefit Eligibility Date, but this may significantly reduce or eliminate the value of the rider benefit. Please see the chart of “Special Risks Associated with Withdrawals” at the end of this section for details.
If you take withdrawals from the contract prior to the Benefit Eligibility Date, the Benefit Base will be reduced by the withdrawal in the same proportion as the Contract Value is reduced by the withdrawal. See “Taking Withdrawals.” So long as your remaining Benefit Base is greater than zero when you reach that Date, the Annual Benefit Amount that becomes available to you at that time will be calculated. On that Date, the Annual Benefit Amount will be equal to the Annual Benefit Percentage multiplied by the Benefit Base. However, if you take withdrawals before that Date and these withdrawals cause both your Contract Value and Benefit Base to become zero, your rider will terminate without value. Since this is a lifetime benefit, postponing withdrawals too long may limit the value of this rider because your remaining life expectancy shortens as you age. You should carefully consider your plans for taking withdrawals from the contract in considering whether this benefit is appropriate for your goals.
After the Benefit Eligibility Date, withdrawals reduce the future value of this benefit if they exceed the Annual Benefit Amount. We will reduce the Benefit Base if cumulative withdrawals in a rider year exceed the Annual Benefit Amount. This reduction affects the amount available for future guaranteed withdrawals when the Contract Value is greater than zero and for guaranteed payments when the Contract Value is zero. See the chart of “Special Risks Associated with Withdrawals” at the end of this section for details. Withdrawals in excess of the contract’s free withdrawal amount are subject to any surrender charges imposed under the contract.
Annual Benefit Amount when Contract Value is zero: Guaranteed Payments
If your Contract Value goes to zero on or after the Benefit Eligibility Date (the youngest Covered Person’s 60th birthday for the single life option and 65th birthday for the spousal life option), and you have met the conditions of the benefit, the contract and all rights under the contract and rider terminate but we will pay you the Annual Benefit Amount each year until the first death of a Covered Person under the single life option or until the death of the surviving spouse under the spousal life option. You must reach the Benefit Eligibility Date before the Annual Benefit Amount becomes available for guaranteed payments.
Asset Allocation or Strategic Program Requirement
You must select one of the approved asset allocation programs when allocating your premium payments and Contract Value if you purchase Phoenix Flexible Withdrawal Protector. Consult with your registered representative before you select a program. Review your selected program periodically with your registered representative to determine if it needs to be changed. You may switch your current program at any time to another the Company has approved and made available. However, the rider fee may vary based upon the program or option you choose and the fee may increase under certain circumstances. See the table of “Optional Benefit Fees” for details. We reserve the right to restrict availability of investment options and programs.
Canceling out of programs altogether will cause the rider to terminate without value. Consult your registered representative before you cancel out. Later re-enrollment is allowed. However, once you cancel out, later re-enrollment in a program will not reinstate the rider. If a program is eliminated while the rider is in effect, we will provide you notice and you must choose among the other approved programs available. Consult with your registered representative to make an appropriate selection and return the form we require to the Annuity Operations Division. Descriptions of the programs are found in “Asset Allocation and Strategic Programs” above.
Important Terms and Conditions Related to Phoenix Flexible Withdrawal Protector
The rider date is the same as the contract date and rider years are measured the same as contract years because the rider is only available for purchase at the time you buy the contract.
“Annual Benefit Percentage” is the percentage we use to determine the Annual Benefit Amount. The percentage varies by age as shown below and is established on the date you make the first withdrawal from the contract. If your first withdrawal is prior to the Benefit Eligibility Date (the youngest Covered Person’s 60th birthday for the single life option or 65th birthday for the spousal life option) this percentage is reset to 4% on the Benefit Eligibility Date.
Single Life Attained Age	Annual Benefit Percentage	Spousal Life Attained Age	Annual Benefit Percentage
<60	0%	<65	0%
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Single Life Attained Age	Annual Benefit Percentage	Spousal Life Attained Age	Annual Benefit Percentage
60-74	4%	65-74	4%
75-84	5%	75-84	5%
85+	6%	85+	6%

See your rider’s specification page for percentages applicable prior to March 9, 2009.
“Benefit Eligibility Date” is the date the benefit provided by the rider is first available to you.
•	For the single life option, the Benefit Eligibility Date is the later of the rider date or the date the youngest Covered Person attains age 60.
•	For the spousal life option, the Benefit Eligibility Date is the later of the rider date or the date the youngest Covered Person attains age 65. If either spouse dies prior to the Benefit Eligibility Date, we will reset the Benefit Eligibility Date to the later of the date of the first spousal death or the date the surviving spouse attains age 65.
“Covered Person(s)” means the person(s) whose life is used to determine the duration of the lifetime Annual Benefit Amount payments. A Covered Person must be a natural person.
•	For the single life option, the Covered Person can be one or more lives. If there is one natural person owner, the owner is the Covered Person. If there are multiple natural person owners, all owners are Covered Persons. If the owner is a non-natural person, all annuitants named in the contract become Covered Persons.
•	Generally, for the spousal life option, Covered Persons must be two legal spouses under federal law to receive any economic benefit from the election of this option (See “Definition of Spouse” under Optional Benefits” for more information). For contracts issued in New Jersey and Oregon, Covered Persons must be either two legal spouses under federal law or domestic partners under state law. If there is one natural person owner, the owner and the owner’s spouse must be the Covered Persons. The spouse must be the sole beneficiary. If there are two spousal owners, the Covered Persons are the spousal owners, and they must both be each other’s beneficiary. If there are multiple non-spousal owners, or if the owner is a non-natural person, the spousal life option is not allowed.
Benefit Base
The Benefit Base determines the Annual Benefit Amount. The Annual Benefit Amount represents two distinct values depending upon whether or not your Contract Value is greater than zero. It is the amount available for withdrawals provided you have reached the Benefit Eligibility Date and the Contract Value is greater than zero. It is also the amount we will pay to you each year provided you have reached the Benefit Eligibility Date and the Contract Value has gone to zero.
Assuming the Phoenix Flexible Withdrawal Protector rider was issued on the date the contract was issued, the Benefit Base on that date equals the initial premium payment. Thereafter, the Benefit Base is re-calculated whenever certain triggering events occur. At any time while the rider is in effect, we will reduce the Benefit Base if cumulative withdrawals in a rider year exceed the Annual Benefit Amount. Generally speaking, assuming no withdrawals have been taken, the Benefit Base will be increased by additional premium payments, and may be increased as a result of the roll-up and step-up features. The Benefit Base may also be increased at a particular rider anniversary following the end of the roll-up period by an aspect of the roll-up feature we call the Benefit Base Multiplier. Events and features causing recalculation of the Benefit Base are described below. The Benefit Base will never exceed a maximum amount. This maximum amount is the sum of the Maximum Benefit Base Percentage (currently 500%), multiplied by the initial premium plus the Maximum Benefit Base Percentage multiplied by the sum of subsequent premiums in the first rider year, plus 100% of other subsequent premiums.
Sample calculation of the Maximum Benefit Base
Assume that the initial premium on the rider date was $100,000 and that the Maximum Benefit Base Percentage was 500%. On the rider date, your Maximum Benefit Base is $500,000 (500% times $100,000).
Now assume that you make an additional premium payment of $20,000 during the first rider year. Your Maximum Benefit Base would be increased to $600,000 [500,000 + (500% times $20,000)].
Then assume that you make another premium payment of $15,000, but that this premium payment was made in the third rider year. Your Maximum Benefit Base would be increased to $615,000 [$600,000 + (100% times $15,000)].
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Events and features causing recalculation of the Benefit Base
❖	Premium Payments Received After the Rider Date
If we receive premium payments after the rider date, and no withdrawals have been made from the contract, then we will increase the Benefit Base. The Benefit Base will be increased by the dollar amount of each premium payment on the date we receive it. However, if you then take withdrawals from the contract in excess of your Annual Benefit Amount, we will reduce the Benefit Base as described in “Taking Withdrawals” below.
Withdrawals also stop increases in your Benefit Base that would have occurred when additional premiums are received by us. If any withdrawal has been made from the contract on or prior to our receipt of an additional premium, we will not increase the Benefit Base as a result of premium payments made after such withdrawal.
❖	Roll-up Feature
The rider includes a roll-up feature. This feature allows for an increase, or “roll-up,” in the Benefit Base during a specified period of time, called the roll-up period. The roll-up feature is only available to you if no withdrawals have been taken from the contract. Currently, the roll-up period continues until the 10th rider anniversary following the later of the rider date or the last rider anniversary on which an automatic step-up, described below, occurs. The roll-up period will never extend beyond the time the younger Covered Person attains a maximum age. This maximum age is the greater of age 95 or the younger Covered Person’s age on the rider date plus 10 years. The increase in Benefit Base resulting from a roll-up is based upon a comparison of different values on each rider anniversary, as specified below. For calculation of the increase in Benefit Base provided by the roll-up feature, “subsequent premium payments” means premium payments received after the rider date, excluding premium payments received on any rider anniversary. The roll-up amount is determined by multiplying the Benefit Base after the most recent prior automatic step-up or, for the roll-up at the end of the first rider year or if there were no prior automatic step-ups, the Benefit Base on the last valuation date of the first rider year by a percentage, currently 6.5%. (For riders issued prior to March 9, 2009, the roll-up amount is determined by multiplying the Benefit Base as of the prior rider anniversary or, for the roll-up amount at the end of the first rider year, the Benefit Base on the last valuation date of the first rider year by 6.5%.)
If you have not taken withdrawals from the contract and therefore are eligible for the roll-up feature of the rider, we will use an additional value in recalculating the Benefit Base on the rider anniversary at or following the end of the roll-up period on which the youngest Covered Person has attained age 70. This additional value applies the Benefit Base Multiplier, currently 200%, to the sum of the Benefit Base on the rider date plus subsequent premium received in the first rider year. The recalculation of the Benefit Base under the various situations that can exist at the end of the roll-up period is described below.
❖	Rider Anniversaries During the Roll-up Period
On each rider anniversary during the roll-up period, if no withdrawals have been made, the Benefit Base will be re-calculated on that rider anniversary. The re-calculated Benefit Base will equal the greater of the following, but if the automatic step-up feature has been suspended, it will be set to the second of the two values described below:
•	the Contract Value then in effect, (after all fees have been deducted, and provided the automatic step-up feature has not been suspended);
•	the sum of (i) the Benefit Base on the prior rider anniversary plus any premium payments since the prior rider anniversary and (ii) the roll-up amount for the prior rider year, if any.

Example 1—Basic application of a roll-up amount.
Assume that you have reached your first rider anniversary and have not made any withdrawals. Assume further that your Benefit Base on your rider’s effective date was $100,000, your Contract Value is $105,000, you have not made any subsequent premium payments during the prior rider year and the automatic step-up has not been suspended.
Your Benefit Base will be re-calculated on your rider anniversary to be the greater of the following:
•	Contract Value = $105,000
•	Sum of (i) and (ii) = $106,500
(i)	Benefit Base on prior rider anniversary = $100,000
(ii)	The Roll-Up Amount of $6,500 which equals the Benefit base at the end of the first rider year ($100,000) times 6.5%
Your Benefit Base will be $106,500.
Example 2—Application of the roll-up amount when there is a prior automatic step-up.
Assume that you have reached the second rider anniversary and have not made any withdrawals. Assume further that your Benefit Base as of the last rider anniversary was $108,000 due to an automatic step-up, your contract value is $110,000, you have not made any subsequent premium payments during the prior rider year and the automatic step-up has not been suspended.
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Your Benefit Base will be re-calculated on your rider anniversary to be the greater of the following:
•	Contract Value = $110,000
•	Sum of (i) and (ii) = $115,020
(i)	Benefit Base on prior rider anniversary = $108,000
(ii)	The Roll-Up Amount of $7,020, which equals the Benefit Base on the rider anniversary of the last automatic step-up ($108,000) times 6.5%
Your Benefit Base will be $115,020.
Example 3—Application of the roll-up amount when several rider years have elapsed with no prior automatic step-up.
Assume the Benefit Base on the first rider anniversary prior to any roll-up calculation was $100,000. Assume that you have reached the fourth rider anniversary without making any withdrawals and without having an automatic step-up. The Benefit Bases are increased by the Roll-Up Amounts at the end of each of the first 3 rider years and equal:
Year 1: $106,500 = $100,000 + $6,500
Year 2: $113,000 = $106,500 + $6,500
Year 3: $119,500 = $113,000 + $6,500
The above Roll-Up Amounts are each equal to 6.5% of the Benefit Base at the end of the first rider year.
Assume that, on the 4th rider anniversary, your contract value is $115,000 and you have not made any subsequent premium payments.
Your Benefit Base will be re-calculated on your rider anniversary to be the greater of the following:
•	Contract Value = $115,000
•	Sum of (i) and (ii) = $126,000
(i)	Benefit Base on prior rider anniversary = $119,500
(ii)	The Roll-Up Amount of $6,500 which equals the Benefit base at the end of the first rider year ($100,000) times 6.5%.
Your Benefit Base will be $126,000.
Example 4—Impact of a Subsequent Premium Payment on the Benefit Base.
Assume the Benefit Base on your rider’s effective date was $100,000. Assume there is no automatic step-up at the end of the first rider year and you have not taken any withdrawals. The Benefit Base at the end of the 1st rider year is increased by the Roll-Up Amount and equals $106,500 = $100,000 + $6,500.
Assume that 3 months into the 2nd rider year you make a Subsequent Premium Payment of $50,000. The Benefit Base is increased to $156,500 ($106,500 + $50,000) due to the premium payment.
Assume that, on the 2nd rider anniversary, your contract value is $140,000.
Your Benefit Base will be recalculated on your 2nd rider anniversary to be the greatest of the following:
•	Contract Value = $140,000
•	Benefit Base in Effect = $156,500
•	Sum of (i), (ii), and (ii) = $163,000
(i)	Benefit Base on prior rider anniversary = $106,500
(ii)	The Roll-Up Amount of $6,500 which equals the Benefit base at the end of the first rider year ($100,000) times 6.5%.
(iii)	Subsequent Premium Payments during the recently completed rider year = $50,000
Your Benefit Base will be $163,000.
❖	The Rider Anniversary Following the End of the Roll-Up Period
If the roll-up period has ended, and no withdrawals have been made from the contract, we will re-calculate the Benefit Base on the rider anniversary following the end of the roll-up period.
When we recalculate the Benefit Base on the rider anniversary following the end of the roll-up period, the amount of the recalculated Benefit Base will depend on whether the youngest Covered Person has attained the Benefit Base Multiplier Age, currently age 70, by
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that rider anniversary. If the youngest Covered Person has not attained age 70 by the rider anniversary immediately following the end of the roll-up period, then we will recalculate the Benefit Base again on the rider anniversary next following the date the youngest Covered Person attains age 70. For each situation, the recalculated Benefit Base is determined as described below.
1.	Assuming the youngest Covered Person has not attained age 70 by the rider anniversary immediately following the end of the roll-up period, then on that rider anniversary, the Benefit Base will be set equal to the greater of the following, unless the automatic step-up feature has been suspended in which case, it will be set to the latter of the two values described below:
•	the Contract Value then in effect, (after all fees have been deducted, provided the automatic step-up feature has not been suspended);
•	the sum of (i) the Benefit Base on the prior rider anniversary plus any premium payments since the prior rider anniversary and (ii) the roll-up amount for the prior rider year, if any.

Assume the Benefit Base on the first rider anniversary prior to any roll-up calculation was $100,000 and that you have reached the rider anniversary following the end of the roll-up period, the youngest Covered Person has not yet attained age 70 and you have not made any withdrawals. Assume further that your contract has never had an automatic step-up, your Benefit Base as of your prior rider anniversary was $158,500, your Contract Value is $105,000, you have not made any subsequent premium payments during the prior rider year and the automatic step-up has not been suspended. Your Benefit Base will be re-calculated on your rider anniversary to be the greater of the following:
•	Contract Value = $105,000
•	Sum of (i) and (ii) = $165,000
(i)	Benefit Base on prior rider anniversary = $158,500
(ii)	Roll-Up Amount for prior rider year = $100,000 x 6.5% = $6,500
Your Benefit Base will be $165,000.
2.	Assuming the youngest Covered Person has attained age 70 by the rider anniversary immediately following the end of the roll-up period, then on that rider anniversary, the Benefit Base will be set equal to the greatest of the following, unless the automatic step-up feature has been suspended in which case, it will be set to the greater of the latter two values described below:
•	the Contract Value then in effect, (after all fees have been deducted, provided the automatic step-up feature has not been suspended);
•	the Benefit Base Multiplier, currently 200%, multiplied by the sum of (i) the Benefit Base on the rider date,and (ii) all subsequent premium payments received during the first rider year;
•	the sum of (i) the Benefit Base on the prior rider anniversary plus any premium payments since the prior rider anniversary and (ii) the roll-up amount for the prior rider year, if any.

Assume that you have reached the rider anniversary following the end of the roll-up period, the youngest Covered Person has attained age 70 and you have not made any withdrawals. Assume further that your contract has never had an automatic step-up, your Benefit Base as of your prior rider anniversary was $158,500, your Benefit Base on the rider date was $100,000, your Contract Value is $105,000, you have not made any subsequent premium payments after the rider date and the automatic step-up has not been suspended.
Your Benefit Base will be re-calculated on your rider anniversary to be the greatest of the following:
•	Contract Value = $105,000
•	200% x Sum of (i) and (ii) = $200,000
(i)	Benefit Base on the rider date = $100,000
(ii)	Subsequent premium payments = $0
•	Sum of (i) and (ii) = $165,000
(i)	Benefit Base on prior rider anniversary = $158,500
(ii)	Roll-Up Amount for prior rider year = $100,000 x 6.5% = $6,500
Your Benefit Base will be $200,000.
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❖	Rider Anniversary Next Following Youngest Covered Person’s 70th Birthday Occurring after the Rider Anniversary Immediately Following the End of the Roll-Up Period
Assuming no withdrawals have been taken and the youngest Covered Person attained age 70 after the rider anniversary immediately following the end of the roll-up-period, then, on the next rider anniversary following the date the youngest Covered Person attains age 70, the Benefit Base will be set equal to the greatest of the following, unless the automatic step-up feature has been suspended in which case, it will be set to the greater of the latter two values described below:
•	the Contract Value then in effect, after all fees have been deducted, (provided the automatic step-up feature has not been suspended);
•	the Benefit Base on the prior rider anniversary plus any premium payments since the prior rider anniversary;
•	the Benefit Base Multiplier, currently 200%, multiplied by the sum of (i) the Benefit Base on the rider date and (ii) all subsequent premium payments received during the first rider year.

Example
Assume that you reached the rider anniversary following the end of the roll-up period several years ago, but still have not made any withdrawals from the contract. However, the youngest Covered Person celebrated his 70th birthday during the prior rider year. Assume further, your Benefit Base on the prior rider anniversary was $180,000, your Benefit Base on the rider date was $100,000, your Contract Value is $105,000, you have not made any subsequent premium payments after the rider date and the automatic step-up has not been suspended.
Your Benefit Base will be re-calculated on your rider anniversary to be the greatest of the following:
•	Contract Value = $105,000
•	Benefit Base on prior rider anniversary = $180,000
•	200% x Sum of (i) and (ii) = $200,000
(i)	Benefit Base on the rider date = $100,000
(ii)	Subsequent premium payments = $0
Your Benefit Base will be $200,000.
❖	Each Rider Anniversary After the Earlier of the First Withdrawal and the Rider Anniversary Following the End of the Roll-Up Period (except Rider Anniversary next following youngest Covered Person’s 70th birthday occurring after the Rider Anniversary immediately following the end of the Roll-Up Period)
On each rider anniversary after the earlier of the first withdrawal and the rider anniversary following the end of the roll-up period, we will re-calculate the Benefit Base. The Benefit Base will be set equal to the greater of the following unless the automatic step-up feature has been suspended, in which case it will be set to the second of the two values described below:
•	the Contract Value then in effect, after all fees have been deducted, (provided the automatic step-up feature, described below, has not been suspended); and
•	the Benefit Base on the prior rider anniversary adjusted for any withdrawals taken since the prior rider anniversary plus, if no withdrawals have been made, any premium payments made since the prior rider anniversary.

Example
Assume that you made a withdrawal from the contract. Assume further, your Benefit Base on prior rider anniversary was $106,500, your Contract Value is $110,000 and the automatic step-up has not been suspended.
Your Benefit Base will be re-calculated on your rider anniversary to be the greater of the following:
•	Contract Value = $110,000
•	Benefit Base on prior rider anniversary = $106,500
Your Benefit Base will be $110,000.
❖	Automatic Step-Up Feature
The rider includes an automatic step-up feature. Like the roll-up feature, the automatic step-up feature allows for an increase in the Benefit Base. At set intervals, currently on each anniversary of the rider date, we will automatically compare the Contract Value, after deduction of all fees, to the Benefit Base then in effect; that is, the Benefit Base on the prior rider anniversary plus any premium payments made since the prior rider anniversary. If the Contract Value, after deduction of all fees, is greater than such Benefit Base, we will automatically increase, or “step-up” the Benefit Base to equal the Contract Value. Any step-up occurs after any roll-up as described above. You should know the fee percentage for the rider may be increased if we step-up the Benefit Base. If you do not decline the
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automatic step-up, you will pay the current rider fee then in effect beginning on the date of any automatic step-up of the Benefit Base. You can decline the step up and any associated fee increase by contacting us no later than seven days prior to the rider anniversary. If you decline the step-up, the automatic step-up will not occur and the automatic step-up feature will be suspended immediately. If you decline an automatic step-up in the Benefit Base, we will continue to calculate any roll-ups as described above. Assuming your rider is still in effect at the next step-up interval, you may reactivate the automatic step-up option by contacting us at the phone number or address provided on the first page of the prospectus.
❖	Taking Withdrawals
The following section describes how taking withdrawals may impact the Benefit Base. Prior to the Benefit Eligibility Date, all withdrawals are considered excess withdrawals. Withdrawals will reduce the Benefit Base by the same proportion as Contract Value is reduced by the withdrawal. If the Benefit Base is greater than the Contract Value at the time of the withdrawal, the withdrawal will reduce the Benefit Base by more than the withdrawal amount as shown in the example below. Then, on the Benefit Eligibility Date, which is generally the date the youngest Covered Person attains age 60, if the single life option is in effect or the date the younger spouse attains age 65, if the spousal life option is in effect, we will calculate the Annual Benefit Amount using the reduced Benefit Base.
Example
Assume the Contract Value is $50,000 and the Benefit Base is $75,000. A withdrawal of $5,000 is made prior to the Benefit Eligibility Date. The Contract Value is reduced by 10% ($5,000 / $50,000) as a result of the withdrawal. Therefore, the Benefit Base is reduced by 10% or $7,500. The new Benefit Base is
$75,000 - $7,500 = $67,500.
After you reach the Benefit Eligibility Date, whether withdrawals will reduce the Benefit Base depends on whether cumulative withdrawals in any rider year exceed the Annual Benefit Amount as described below. The Annual Benefit Amount is not available to you for withdrawals or payments unless you have reached the Benefit Eligibility Date.
•	If cumulative withdrawals in any rider year after the Benefit Eligibility Date do not exceed the Annual Benefit Amount then in effect, the Benefit Base will not be reduced.
•	If a withdrawal causes the cumulative withdrawals in any rider year after the Benefit Eligibility Date to exceed the Annual Benefit Amount, the amount withdrawn in excess of the Annual Benefit Amount and any subsequent withdrawals in that rider year are all considered excess withdrawals. Each excess withdrawal will reduce the Benefit Base in the same proportion as the Contract Value is reduced by the excess withdrawal. This reduction in the Benefit Base reduces the amount of future permitted withdrawals and may also reduce any amount available for guaranteed payments if the Contract Value goes to zero.
•	Currently, withdrawals taken after the Benefit Eligibility Date to meet Required Minimum Distribution (“RMD”) requirements are not considered to exceed the Annual Benefit Amount and therefore do not reduce the Benefit Base. However, we may change this rule at our discretion in which case such withdrawals taken following this change may be considered excess withdrawals as described below.
For IRA and qualified plan contracts, cumulative withdrawals in a rider year after the Benefit Eligibility Date will be considered excess withdrawals only if they exceed the greatest of (a), (b) and (c), where:
(a)	=	the current Annual Benefit Amount;
(b)	=	the RMD for the 1st calendar year during the rider year; and
(c)	=	the RMD for the 2nd calendar year during the same rider year.

Sample calculations showing the effect of a withdrawal that is equal to the Annual Benefit Amount and then a withdrawal that is more than the Annual Benefit Amount
Assume that your Contract Value is $100,000 and your Benefit Base is $120,000. Assume you are making your first withdrawal and that you have already reached the Benefit Eligibility Date.
Since this is your first withdrawal (and it is occurring after the Benefit Eligibility Date), the Annual Benefit Percentage is determined by the youngest Covered Person’s attained age on the date of first withdrawal.
Assume this Annual Benefit Percentage is 5%. The Annual Benefit Amount therefore is $6,000, which is 5% multiplied by the Benefit Base (5% times $120,000). Now assume that the withdrawal amount is $6,000. Since your cumulative withdrawals during the rider year have not exceeded the Annual Benefit Amount, the amount withdrawn is not considered to be an excess withdrawal and there is no adjustment to your Benefit Base. So your Contract Value will decrease to $94,000 as a result of your withdrawal, but your Benefit Base will remain at $120,000.
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Assume that later that rider year, you withdraw an additional $10,000 and that the Contract Value prior to the withdrawal was $96,000. Your Contract Value would reduce to $86,000 as a result of the second withdrawal. Your cumulative withdrawals for the year are now $16,000, which exceeds your Annual Benefit Amount by $10,000. The excess withdrawal reduced your Contract Value by 10.42% ($10,000 divided by $96,000), and accordingly, your Benefit Base is reduced by 10.42%, from $120,000 to $107,500. Your Annual Benefit Amount would be recalculated as 5% of $107,500 or $5,375.
Withdrawals from the contract have other potential consequences, including potential imposition of surrender charges and premium taxes, and federal income tax consequences. Withdrawals, including withdrawals taken to meet RMDs that do not exceed the Annual Benefit Amount are considered to be within the contract’s free withdrawal amount. However, withdrawals above the Annual Benefit Amount, not including withdrawals taken to meet RMDs, are subject to any surrender charges imposed under the contract. Please see “Surrender of Contract and Withdrawals” and “Federal Income Taxes” for more information.
Extended Care Enhancement
The Extended Care Enhancement is an optional feature available with the Phoenix Flexible Withdrawal Protector rider that allows for an increase in the Annual Benefit Amount when the Covered Person is confined to a nursing home, and meets the conditions specified below. As with other benefits provided by the rider, this benefit is available only on and after the Benefit Eligibility Date. This feature is subject to state availability.
Conditions
We will increase the Annual Benefit Amount when the Covered Person has been confined to a nursing home as defined below for a least one day of the rider year, and has met the elimination period and waiting period requirements. This increase in the Annual Benefit Amount lasts for the same amount of time the Covered Person is confined and is calculated as described below. To meet the elimination period requirements, the Covered Person must have been confined to a nursing home for at least 180 consecutive days within the last 365 days. To meet the waiting period requirements, the Covered Person must not have been confined to a nursing home 12 months before the rider date and twelve months following the rider date. If you are confined to a nursing home during the waiting period, you will never be eligible for benefits under the Extended Care Enhancement.
•	A nursing home is a facility that is licensed to operate pursuant to the laws and regulations of the state in which is it located as a nursing home to provide 24-hour convalescent and related nursing care services 7 days a week by an on-site registered nurse on a continuing inpatient basis for persons who are chronically ill or who otherwise require assistance in performing the basic activities of daily living. The facility must provide care prescribed by a physician and performed or supervised by a registered graduate nurse. In addition the facility must have a planned program of policies and procedures developed with the advice of, and periodically reviewed by, at least one physician.
•	A nursing home does not include a hospital (acute care), a rehabilitation hospital, an assisted living facility, a facility for the treatment of alcoholism, drug addiction, mental illness, or nervous disorders, a rest home (a home for the aged or a retirement home), a residential care facility, or any other facility which does not, as its primary function, provide assistance in performing the basic activities of daily living.
No benefits under the Extended Care Enhancement feature will be provided if other similar benefits have been purchased through the Company, or any of its subsidiaries or affiliates.
If the Extended Care Enhancement feature is in effect, and you have met the above conditions, we will determine the Annual Benefit Amount by multiplying the Benefit Base by a specified percentage, currently 200%, multiplied by the Annual Benefit Amount Percentage. When the Covered Person is no longer confined to a nursing home, we will reduce the Annual Benefit Amount to that which is ordinarily provided under the Phoenix Flexible Withdrawal Benefit.
Payment of the Annual Benefit Amount when the Contract Value is greater than zero
The Annual Benefit Amount is not available to you before the Benefit Eligibility Date. After you reach the Benefit Eligibility Date, you may take withdrawals equal to the Annual Benefit Amount each year the Contract Value is greater than zero. You can establish a Systematic Withdrawal Program for payments equal to a specified amount or can request payments according to your own schedule. See “Systematic Withdrawal Program” for additional details about how to use this program and the program’s restrictions.
Payment of the Annual Benefit Amount when the Contract Value is zero
The Annual Benefit Amount is not available to you before the Benefit Eligibility Date. If, when the Contract Value goes to zero, the Benefit Base is greater than zero, then, one month after the later of the date the Contract Value goes to zero and the Benefit Eligibility Date, we will begin to pay you equal monthly payments of an amount that will equal the Annual Benefit Amount divided by twelve. We will make these payments under the single life option or spousal life option, whichever you selected at the time you purchased the rider. For the single life option, all Covered Persons must be living on the date we make the first payment, and for the spousal life option, at least one spouse must be living. Payments will continue until the first death of any Covered Person(s) for the single life option, or until the death of the surviving spouse for the spousal life option. We may change the payment frequency to annual if a monthly payment would be otherwise less than any minimum payment requirement.
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Maximum Maturity Date Benefit
If your Contract Value is greater than zero and you cannot extend the maturity date of the contract any later, this rider allows you to exchange the Contract Value for lifetime payments equal to the Annual Benefit Amount in lieu of applying the Contract Value to one of the annuity payment options offered under the contract. Otherwise, your contract will enter the annuity period and you may choose any of the annuity options then available. See “The Annuity Period.”
Termination of Phoenix Flexible Withdrawal Benefit
The rider will terminate without value on the date the first of any of the following events occur:
1.	any Covered Person is changed;
2.	annuity payments begin under an annuity payment option as described in the contract;
3.	the contract, to which the rider is attached, terminates;
4.	the owner elects to terminate the rider;
5.	when any portion of the Contract Value is no longer invested in one of the approved asset allocation programs;
6.	the Contract Value and Benefit Base are both reduced to zero;
7.	any Covered Person under the single life option, or the surviving Covered Person under the spousal life option dies; or
8.	you assign any rights or interest in the rider.
Once the rider is terminated it cannot be reinstated and the pro rata portion of the rider fee will be deducted from the Contract Value on the date the rider terminates.
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Special Risks Associated with Withdrawals
The following chart demonstrates special risks that are associated with taking withdrawals when the Phoenix Flexible Withdrawal Protector is attached to a contract when the Contract Value and Benefit Base are both greater than zero. Whether or not a withdrawal is considered “permitted” or “excess” is described in the section “Taking Withdrawals”, in the description of the Benefit Base. When the Contract Value is reduced to zero, lifetime payments will begin and withdrawals are no longer allowed from the contract.
Scenario	No Withdrawals	Permitted Withdrawals	Excess Withdrawals
Automatic Contract Value reduction		X	X
Reduction to Benefit Base			X
Gives you the highest potential Annual Benefit Amount available under the rider[1]	X
Cancels your ability to have subsequent premium payments automatically increase the Benefit Base		X	X
Cancels your ability to “roll-up” and increase your Benefit Base		X	X
Reduces the likelihood of an automatic step-up2		X	X
Premium payments increase the Benefit Base	X
Potential to terminate the rider without value if reduces the Contract Value to zero			X
Permanently sets the Annual Benefit Percentage		X	X
Permanently sets the Annual Benefit Amount if the Contract Value is reduced to zero and the Benefit Base is greater than zero		X
Potential surrender charges			X
Potential premium taxes and/or federal income tax consequences		X	X
[1]	The potential Annual Benefit Amount is greatest if at the end of the roll-up period, no withdrawals have been made and the youngest Covered Person has attained the Benefit Base Multiplier Age.
[2]	In order to obtain an automatic step-up, your Contract Value must be greater than your Benefit Base on the rider anniversary. If you make withdrawals, your Contract Value will automatically decline, therefore reducing the likelihood that your Contract Value will be greater than your Benefit Base on your next rider anniversary, thus also reducing the likelihood that you will be able to step-up your Benefit Base.
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GMWB 2007 and earlier versions
This optional rider provides a Guaranteed Minimum Withdrawal Benefit that guarantees a minimum amount that you will be able to withdraw from your contract, regardless of investment performance. GMWB is intended to help protect you against poor market performance if you make withdrawals within the limits described below. GMWB does not establish or guarantee a Contract Value or in any way guarantee the investment performance of any investment option available under the contract. You may begin taking withdrawals immediately or at a later time. While the contract is in effect, you will maintain the guarantee if you don’t make withdrawals or if you withdraw less than the limit allowed as specified below. If you do make withdrawals while the contract is in effect, income taxes, tax penalties and surrender charges may apply. A fee for this benefit is deducted on each contract anniversary. See the “Optional Benefit Fees” chart and refer to “Deductions and Charges” above.
Currently we allow you to elect GMWB only on the Contract Date. We may remove this restriction in the future.
The GMWB is not available to you if you are the beneficiary of a deceased Owner’s Contract and are utilizing this Contract as an Inherited/Stretch Annuity.
Asset Allocation or Strategic Program Requirement
If you purchase GMWB, you must select one of the approved programs through which to allocate your premium payments and Contract Values. You should consult with your registered representative when you initially select a program and periodically review your program with your registered representative to determine if you need to change programs. You may, at any time, switch your current program or option to another, as well as to any modified or new programs or options the Company may make available. We reserve the right to restrict availability of investment options.
Although you may cancel your participation in a program, you should consult your registered representative before doing so, as canceling the program will cause GMWB to terminate without value. You may later re-enroll in a program but re-enrollment will not reinstate GMWB if it has terminated. If a program is eliminated while GMWB is in effect, you will receive notice and you must choose, in consultation with your registered representative, among the other programs and options available.
Descriptions of the programs are found in “Asset Allocation and Strategic Programs” above.
GMWB 2007 (issued on or after May 1, 2007 and before Phoenix Flexible Withdrawal Protector becomes available in your applicable state)
GMWB 2007 guarantees that each contract year after the Benefit Eligibility Date, you may take withdrawals up to the annual benefit amount until the first death of any Covered Person, if the Single Life Option is in effect, or until the last death of any Covered Person if the Spousal Life Option is in effect even if your Contract Value reduces to zero.
Benefit Eligibility Date
The Benefit Eligibility Date represents the date when your lifetime Annual Benefit Amount is available to you.
The Benefit Eligibility Date when the Single Life Option is in effect is the later of the date that this rider is added to the contract (the “rider date”) and the contract anniversary on or following the date the youngest Covered Person attains age 60.
The Benefit Eligibility Date when the Spousal Life Option is in effect is the later of the rider date or the contract anniversary on or following the date the youngest Covered Person attains age 65. If either spouse dies prior to the Benefit Eligibility Date, the Benefit Eligibility Date will be reset to the later of (a) the contract anniversary following the spouse’s date of death, and (b) the contract anniversary on or following the surviving spouse attaining age 65.
Covered Person
The Covered Person is the person whose life is used to determine the duration of lifetime Annual Benefit Amount payments. The Covered Person must be a natural person; the owner, however, can be a non-natural person, e.g., a trust or corporation can be designated.
Single Life Option
Covered Person(s) can be one or more lives. If there is only one designated owner, that owner is the Covered Person. If there are multiple owners, all owners are Covered Persons. If none of the owners are a natural person, all Annuitants become the Covered Persons. The rider terminates upon the first death of the Covered Person(s).
Spousal Life Option
Generally, Covered Persons must be two legal spouses under Federal law to receive any economic benefit from the election of this option because federal tax law does not permit the contract to continue after the death of any owner unless the sole beneficiary is the legal spouse of the owner. (See “Definition of “Spouse” under Optional Benefits” for more information.)
For contracts issued in New Jersey and Oregon, Covered Persons must be either two legal spouses under federal law or domestic partners under state law. Consult a tax advisor before purchasing a spousal life option if the Covered Persons are not legal spouses under federal law. If there is only one designated owner, the Covered Persons must be the owner and the owner’s spouse, and the
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spouse must be the sole beneficiary. If there are spousal owners, the Covered Persons must be the spousal owners, and they must both be the beneficiaries. You cannot elect the Spousal Life Option if you wish to designate multiple non-spousal owners. The rider terminates upon the last death of the Covered Persons.
Annual Benefit Amount
If your Contract Value is greater than zero, the Annual Benefit Amount represents the maximum amount you can withdraw each Contract Year after the Benefit Eligibility Date without reducing the Benefit Base. If your Contract Value reduces to zero, the Annual Benefit Amount represents the annual lifetime amount we will pay.
Prior to the Benefit Eligibility Date, the Annual Benefit Amount is equal to zero. On and after the Benefit Eligibility Date, the Annual Benefit Amount equals 5% of the Benefit Base. The Annual Benefit Amount is recalculated whenever the Benefit Base is recalculated, as specified below. The Annual Benefit Amount may never be less than zero.
Benefit Base
The Benefit Base is the amount established for the sole purpose of determining the Annual Benefit Amount. On the rider date, the Benefit Base is equal to the Contract Value. Thereafter, the Benefit Base may be increased by an applicable Roll-Up, or Automatic Step-Up, or subsequent premium payments. The Benefit Base may be reduced by withdrawals. The Benefit Base may never exceed $5,000,000.
Subsequent Premium Payments
When a subsequent premium is received, the Benefit Base equals the current Benefit Base plus the premium payment amount.
Withdrawals Prior to Benefit Eligibility Date
Prior to the Benefit Eligibility Date, withdrawals, including withdrawals taken to meet RMDs will reduce the Benefit Base in the same proportion as the Contract Value is reduced. Surrender charges may also be assessed if the withdrawal is made within the surrender charge period.
Withdrawals On or After Benefit Eligibility Date
On or after the Benefit Eligibility Date, withdrawals may cause the Benefit Base to be reduced, depending on the amount of the withdrawal.
•	If cumulative withdrawals in any Contract Year are less than or equal to the Annual Benefit Amount then in effect, the Benefit Base will not be reduced.
•	If a withdrawal causes the cumulative withdrawals during a Contract Year to exceed the Annual Benefit Amount, the amount withdrawn in excess of the Annual Benefit Amount and any subsequent withdrawals are all considered excess withdrawals. Each excess withdrawal will reduce the Benefit Base in the same proportion as the Contract Value is reduced by the excess withdrawal.
•	Withdrawals taken to meet the Required Minimum Distribution requirement will be deemed to be within the Annual Benefit Amount and will not cause the Benefit Base to be reduced.
Roll-Up
On each contract anniversary during the first 10 Contract Years following the rider date, if no withdrawals have been taken since the rider date, the Benefit Base will be increased by a percentage of the Benefit Base as of the prior contract anniversary, or, for the Roll-Up at the end of the first contract year, a percentage of the Benefit Base on the last valuation date of the first contract year, prior to any Step-Up. The percentage applied is determined when your contract is issued and is shown on the rider specifications page for your rider. Any Roll-Up occurs prior to any applicable Automatic Step-Up, as described below.
Automatic Step-Up
On each contract anniversary after the rider date, the Contract Value and Benefit Base are compared. If the Contract Value is greater than the current Benefit Base, we will automatically step-up the Benefit Base to equal the Contract Value. If, however, the Automatic Step-Up has been suspended, as described below, no Automatic Step-Up will occur.
We may prospectively increase the fee percentage on the effective date of any Automatic Step-Up, subject to the maximum fee percentage shown in the table of “Optional Benefit Fees.” If there is an increase in the fee percentage, we will notify you at least 30 days prior to the contract anniversary. You can decline the increase by contacting us no later than seven days prior to the contract anniversary. If you decline the fee increase, the Automatic Step-up feature will be suspended immediately and your fee percentage will remain unchanged. Once your Automatic Step-up is suspended, you will no longer be eligible for any future Automatic Step-up unless you later request in writing to reactivate it. After we receive your request for reactivation, the Automatic Step-up will resume on the following contract anniversary and the fee percentage effective at that time will apply.
Contract Value Reduced to Zero
When the Contract Value is reduced to zero, the contract terminates. In addition, all rights under the contract and the rider terminate other than as described below.
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We will pay you an amount per year equal to the Annual Benefit Amount, until the first death of the Covered Person(s) for the Single Life Option, or until the last death of the Covered Persons for the Spousal Life Option. We will automatically make monthly payments equal to one-twelfth of the Annual Benefit Amount. We may change the payment frequency to annual if a monthly payment would be otherwise less than any minimum payment requirement.
If the Contract Value is reduced to zero before the Benefit Eligibility Date, we will calculate the Annual Benefit Amount. The new Annual Benefit Amount is equal to 5% of the Benefit Base at the time the Contract Value reduces to zero. Monthly Payments, however, will not commence until one month after the Benefit Eligibility Date.
If the Contract Value is reduced to zero on or after the Benefit Eligibility Date, monthly payments will commence one month after the Contract Value reduces to zero.
Payments under the Single Life Option cover only one life, and will continue until the first death of the Covered Person(s). All Covered Persons must be living on the date we make the first payment.
Payments under the Spousal Life Option cover two spousal lives, and will continue until the last death of the Covered Persons. Under the Spousal Life Option at least one of the Covered Persons must be living on the date we make the first payment.
Cancellation
You may cancel this rider at anytime in writing in a form acceptable to us. Once cancelled, all rights and benefits under the rider terminate. We will assess the current year rider fee at time of cancellation prorated by the time elapsed for the contract year. Past rider fees will not be refunded.
Termination of Benefit
This benefit will terminate without value on the occurrence of any of the following dates:
❖	the date of first death of the Covered Person(s) for the Single Life Option, or the date of last death of the Covered Persons for the Spousal Life Option;
❖	the date there is a change of contract Owner(s) (or Covered Person if the contract Owner is a non-natural person);
❖	the date annuity payments commence under an Annuity Payment Option as described in the contract;
❖	the date the contract to which this benefit is attached terminates;
❖	the date any investment restriction is violated;
❖	the date both the Contract Value and Benefit Base have been reduced to zero; or
❖	the date the contract Owners elect in writing to terminate the benefit.
Surrender of Contract and Withdrawals
If the owner is living, amounts held under the contract may be withdrawn in whole or in part prior to the Maturity Date, or after the Maturity Date under Variable Annuity Payment Options K or L.
Prior to the Maturity Date, you may withdraw up to 10% of the Contract Value in a contract year, either in a lump sum or by multiple scheduled or unscheduled withdrawals, without the imposition of a surrender charge. If the RMD is greater than 10% of the Contract Value, the RMD may be made without the imposition of a surrender charge. During the first contract year, the 10% or RMD withdrawal without a surrender charge will be determined based on the Contract Value at the time of the first partial withdrawal. In all subsequent years, the 10% or RMD will be based on the previous contract anniversary value. Withdrawals are subject to income tax on any gain plus a 10% penalty tax if the policyholder is under age 59 ½. See “Federal Income Taxes.”
The appropriate number of Accumulation Units of an investment option will be redeemed at their value next determined after the receipt by our Annuity Operations Division of a written notice in a form satisfactory to us. Accumulation units redeemed in a partial withdrawal from multiple investment options will be redeemed on a pro rata basis unless you designate otherwise. Contract Values in the GIA or MVA will also be withdrawn on a pro rata basis unless you designate otherwise. Withdrawals from the MVA may be subject to the market value adjustment. The resulting cash payment will be made in a single sum, ordinarily within seven days after receipt of such notice. However, redemption and payment may be delayed under certain circumstances. See “Payment Deferral.” There may be adverse tax consequences to certain surrenders and partial withdrawals. See “Surrenders or Withdrawals Prior to the Contract Maturity Date.” Certain restrictions on redemptions are imposed on contracts used in connection with Internal Revenue Code Section 403(b) plans. A deduction for surrender charges may be imposed on partial withdrawals from, and complete surrender of, a contract. See “Surrender Charges.” Any surrender charge imposed is deducted from amounts withdrawn. The surrender charge is calculated on a first-in, first-out basis. In other words, we calculate your surrender charge by assuming your withdrawal is applied to premium payments in the order your premium payments were received.
Withdrawals may negatively impact guarantees provided by certain Optional Living Benefit riders if certain conditions are not met. Please see the section entitled “Optional Benefits” for further details.
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You must sign a form satisfactory to us to take a withdrawal, surrender, or replace your contract. For your protection, the form must be requested from our Operations Division by you or your agent. The form requested and sent to you for that particular transaction must be returned to the address specified on the form, in order to process the transaction. For your protection, we require a signature guarantee for surrenders, partial withdrawals, or loans (if your contract provides for loans) over $100,000.In addition, there is a possibility that withdrawals may be included in the definition of “net investment income” for purposes of section 1411 of the Internal Revenue Code. If section 1411 applies to the income, in addition to income tax, there is an additional tax of 3.8 percent. Section 1411 is imposed only on taxpayers whose income exceeds a stated threshold amount.
Contract Termination
The contract will terminate if on any valuation the contract value is zero. PHL Variable will notify you in writing that the contract has terminated.
Payment Upon Death Before Maturity Date
When is the Death Benefit Payable?
A death benefit is payable when the owner (or primary annuitant when the contract is owned by a non-natural person) dies. If there is more than one owner, a death benefit is payable upon the first owner to die.
Who Receives Payment?
❖	Death of an Owner/Annuitant
If the owner/annuitant dies before the contract maturity date, the death benefit will be paid to the owner/annuitant’s beneficiary. If the spouse is the beneficiary, see “Spousal Beneficiary Contract Continuance.”
❖	Death of an Owner—Multiple Owners
If one of the owners dies prior to the maturity date, the death benefit will be paid to the surviving owner(s), if any, who will be deemed to be the designated beneficiary(s).
❖	Death of an Annuitant who is not the Owner
If the owner and the annuitant are not the same individual and the annuitant dies prior to the maturity date, the owner becomes the annuitant and the contract continues, unless the owner appoints a new annuitant. If a joint annuitant dies prior to the maturity date, the owner may appoint a new joint annuitant. The death of the annuitant or joint annuitant will not cause the death benefit to be paid unless the contract is owned by a non-natural person.
❖	Death of Owner who is not the Annuitant
If the owner who is not the annuitant dies before the contract maturity date, the death benefit will be paid under the contract to the owner’s beneficiary, unless the beneficiary is the spouse and the spouse elects to continue the contract. The survival of the annuitant does not affect this payment. If the spouse is the beneficiary, see “Spousal Beneficiary Contract Continuance.”
❖	Spousal Beneficiary Contract Continuance
If the owner/annuitant or owner non-annuitant dies and the spouse of the owner is the named contract beneficiary, the spousal beneficiary can elect to continue the contract as the contract owner. This election is only allowed prior to the maturity date and can be elected only one time. When the spouse elects to continue the contract, the death benefit amount that the spouse is entitled to receive will become the new Contract Value for the continued contract and the current death benefit option will remain in effect.
❖	Ownership of the Contract by a Non-Natural Person
If the owner is not an individual, the death of the primary annuitant is treated as the death of the owner.
What is the Death Benefit Amount?
The owner shall elect any of the available death benefit options at the time of the initial premium payment. If no option is elected, Death Benefit Option 1 will apply. If we grant your request to change ownership, Death Benefit Option 1 shall apply, unless we agree otherwise.
❖	Death Benefit Option 1—Return of Premium
Upon the death of the owner (or if there is more than one owner, on the death of the owner who dies first), the death benefit is the greater of:
a)	the sum of all of premium payments, less adjusted partial withdrawals (as defined below); or
b)	the Contract Value on the claim date.
For contracts issued in the state of Indiana, the death benefit is equal to the contract value on the claim date.
❖	Death Benefit Option 2—Annual Step-up
This death benefit is based on the age of the owner. If there is more than one owner, it is based upon the age of the eldest owner at issue.
Upon the death of the owner who has not attained age 80, the death benefit is the greatest of:
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a)	the sum of all premium payments, less adjusted partial withdrawals (as defined below); or
b)	the Contract Value on the claim date; or
c)	the annual step-up amount (as defined below).
Upon the death of the owner who has attained age 80, the death benefit is the greater of:
a)	the death benefit amount in effect at the end of the contract year prior to the owner attaining age 80, plus the sum of all premium payments less adjusted partial withdrawals (as defined below) made since the end of the contract year prior to the owner attaining age 80; or
b)	the Contract Value on the claim date.
If the owner is not an individual, the age of the primary annuitant will be used to calculate the death benefit amount. If the spouse elects to continue the contract under Death Benefit Option 2, the death benefit will be calculated using the surviving spouse’s attained age.
Adjusted Partial Withdrawal: The result of multiplying the ratio of the partial withdrawal to the Contract Value and the death benefit (prior to the withdrawal) on the withdrawal date.
Annual Step-up Amount: In the first contract year the step-up amount is equal to 100% of premium payments less adjusted partial withdrawals. After that, in any following contract year the step-up amount equals the greater of (1) the step-up amount at the end of the prior contract year, plus any premium payments made since the end of the prior contract year, less any adjusted partial withdrawals made since the end of the prior year; or (2) the Contract Value.
There are a number of options for payment of the death benefit, including lump sum, systematic withdrawals and annuity. If the death benefit amount to be paid is less than $2,000, it will be paid in a single lump sum (see “Annuity Options”). Depending upon state law, the death benefit payment to the beneficiary may be subject to state inheritance or estate taxes and we may be required to pay such taxes prior to distribution. There are specific Internal Revenue Code requirements regarding payment of the death benefits, see “Federal Income Taxes—Distribution at Death.” At all times, the death benefit under this contract will be paid as required by section 72(s) or 401(a) of the Internal Revenue Code, as applicable. A recipient should consult a legal or tax adviser in selecting among the death benefit payment options.
We reserve the right to discontinue offering any one of the available death benefit options in the future.
If you are the beneficiary of a deceased Owner’s Contract and are utilizing this Contract as an Inherited/Stretch Annuity, only the Return of Premium death benefit is available to you.
Retained Asset Account
Death benefit proceeds will be payable in a single lump sum. At the time of payment you may elect to have the full death benefit amount sent to you. Unless otherwise provided for under state law, if you do not elect a single lump sum, the proceeds of the death benefit payable to an individual, trust or estate will be applied to the Phoenix Concierge Account (“PCA”), an interest bearing draft account with check writing privileges. The PCA is generally not offered to corporations or similar entities. You may opt out of the PCA at any time by writing a check from the PCA for the full amount of your balance or by calling our Annuity Service Center. A supplementary contract may be issued when death benefit proceeds are paid through the PCA.
The PCA is part of the general account of Phoenix Life, an affiliated life insurance company. It is not a checking or bank account and is not insured by the FDIC, National Credit Union Share Insurance Fund (“NCUSIF”), or any other state or federal agency which insures deposits. No additional amounts aside from the death benefit may be deposited into the PCA. As part of Phoenix Life’s general account, it is subject to the claims of Phoenix Life’s creditors. Phoenix Life may receive a financial benefit from earnings on amounts left in the PCA. The guarantee of principal is based on the claims-paying ability of Phoenix Life and principal is covered by the state guaranty association. Interest paid on amounts in the PCA is taxable as ordinary income in the year such interest is credited. Amounts in the PCA may become subject to state abandoned and unclaimed property laws. Please consult a tax advisor.
Unclaimed Property
States have abandoned and unclaimed property laws and regulations which generally declare amounts due under annuity contracts or life insurance policies to be abandoned after a period of inactivity, which is generally three to five years from the date a benefit is due and payable. These laws generally apply to maturity or death benefits. The value in an insurance policy or contract is not considered as abandoned or unclaimed merely because a withdrawal or surrender is permitted but not requested; there needs to be an event, such as a death, that makes the amount due. Under such an unclaimed property law, when the owner dies and a payment of the death benefit is triggered, if after a thorough search, we are unable to locate the beneficiary, or the beneficiary does not come forward to claim the death benefit proceeds in a timely manner, state laws and regulations may mandate that the death benefit proceeds be paid to the abandoned property division or unclaimed property office of the state in which the beneficiary or you last resided, as shown on our books and records, or to our state of domicile. This “escheatment” is revocable, however, and the state is obligated to pay the proceeds escheated (without interest) if your beneficiary steps forward to claim it with the proper documentation. To prevent such escheatment, it is important that you update your address and your beneficiary designations, including their addresses, if and as they change. Please call us to make such changes.
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Internet, Interactive Voice Response and Telephone Transfers

You may transfer your Contract Value among the available investment options and make changes to your premium payment allocations by Internet, Interactive Voice Response (“IVR”) or telephone. The Company may discontinue any of these options and may provide other options at any time.
PHL Variable and 1851 Securities, Inc. (“1851”), our national distributor, will use reasonable procedures to confirm that transfer instructions are genuine. We require verification of account information and will record telephone instructions on tape. You will receive written confirmation of all transfers. PHL Variable and 1851 may be liable for following unauthorized instructions if we fail to follow our established security procedures. However, you will bear the risk of a loss resulting from instructions entered by an unauthorized third party that PHL Variable and 1851 reasonably believe to be genuine.
We may modify or terminate your transfer and allocation privileges at any time. You may find it difficult to exercise these privileges during times of extreme market volatility. In such a case, you should submit your request in writing.
Prior to the Maturity Date of your contract, you may elect to transfer all or any part of the Contract Value among one or more investment options, the GIA or the MVA (the MVA was closed to new investment effective May 1, 2013) subject to the limitations established for the GIA and the MVA. A transfer from an investment option will result in the redemption of accumulation units and, if another investment option is selected, in the purchase of accumulation units. The exchange will be based on the values of the accumulation units next determined after the receipt by our Annuity Operations Division of notice of election in a form satisfactory to us. A transfer among investment options, the GIA or MVA does not automatically change the premium payment allocation schedule of your contract.
Your registered representative may submit your transfer request in a batch of requests for multiple policy owners, but only if specific requirements are met. For certain registered representatives these requirements are that your transfer request must be signed by you (you may not provide a general authorization for your registered representative to submit transfer requests on your behalf), or, if the transfer request is submitted by telephone, you must be on the line to provide authorization to complete the trade. If you change registered representatives, these requirements may change. For example, you may be able provide a general authorization for some registered representatives to submit transfer requests on your behalf. Like an individual transfer request, the transfer request must be submitted in good order to be processed.
You may also request transfers and changes in premium payment allocations among available investment options, the GIA or MVA by calling us at 800/541-0171 between the hours of 8:30 a.m. and 4:00 p.m. Eastern Time on any valuation date or by writing to the address listed on the first page of this prospectus. You may permit your registered representative to submit transfer requests on your behalf. We will employ reasonable procedures to confirm that transfers instructions are genuine. We will require verification of account information and will record telephone instructions on tape. All transfers and allocation changes will be confirmed in writing to you. To the extent that procedures reasonably designed to prevent unauthorized transfers are not followed, we may be liable for following transfers instructions for transfers that prove to be fraudulent. However, you will bear the risk of loss resulting from instructions entered by an unauthorized third party we reasonably believe to be genuine. These transfers and allocation change privileges may be modified or terminated at any time on a case-by-case basis. In particular, during times of extreme market volatility, transfers privileges may be difficult to exercise. In such cases you should submit written instructions.
Unless we otherwise agree or unless the Dollar Cost Averaging Program has been elected, (see below), you may make only one transfer per contract year from the GIA. Nonsystematic transfers from the GIA and MVA will be made on the date of receipt by our Annuity Operations Division except as you may otherwise request. For nonsystematic transfers, the amount that may be transferred from the GIA at any one time cannot exceed the greatest of $1,000 or 25% of the Contract Value in the GIA at the time of transfer. For nonsystematic transfers from the MVA, the market value adjustment may be applied.
No surrender charge will be assessed when a transfer is made. The date a premium payment was originally credited for the purpose of calculating the surrender charge will remain the same. We do not charge for transfers at this time. However, we reserve the right to charge a fee of $20 for each transfer after your first 12 transfers in a policy year. Should we begin imposing this charge, we would not count transfers made under a Systematic Transfer Program toward the 12 transfer limit. There are additional restrictions on transfers from the GIA as described above and in the section titled, ”GIA.” See the MVA prospectus for information regarding transfers from the MVA.
For contracts issued on or after March 31, 2003, transfers to the GIA are not permitted during the first contract year. After the first Contract Year, a transfer into the GIA will not be permitted if such transfer would cause the percentage of the Contract Value in the GIA to exceed the Maximum GIA Percentage shown on the schedule page.
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Market Timing and Other Disruptive Trading

We discourage market timing activity, frequent transfers of contract value among investment options and other activity determined to be “Disruptive Trading”, as described below. Your ability to make transfers among investment options under the contract is subject to modification if we determine, in our sole opinion, that your exercise of the transfer privilege constitutes “Disruptive Trading” that may disadvantage or potentially harm the rights or interests of other contract owners.
“Disruptive Trading” includes, but is not limited to: frequent purchases, redemptions and transfers; transfers into and then out of an investment option in a short period of time; and transfers of large amounts at one time. The risks and harmful effects of Disruptive Trading include:
❖	dilution of the interests of long-term investors in an investment option, if market timers or others transfer into or out of the investment option rapidly in order to take advantage of market price fluctuations;
❖	an adverse affect on portfolio management, as determined by portfolio management in its sole discretion, such as causing the underlying fund to maintain a higher level of cash than would otherwise be the case, or causing the underlying fund to liquidate investments prematurely; and
❖	increased brokerage and administrative expenses.
To protect our contract owners and the underlying funds from Disruptive Trading, we have adopted certain policies and procedures.
Under our Disruptive Trading policy, we can modify your transfer privileges for some or all of the investment options. Modifications include, but are not limited to, not accepting a transfer request from you or from any person, asset allocation service, and/or market timing service made on your behalf. We may also limit the amount that may be transferred into or out of any investment option at any one time. Unless prohibited by the terms of your contract, we may (but are not obligated to):
❖	limit the dollar amount and frequency of transfers (e.g., prohibit more than one transfer a week, or more than two a month, etc.),
❖	restrict the method of making a transfer (e.g., require that all transfers into a particular investment option be sent to our Service Center by first class U.S. mail and/or rescind telephone or fax transfer privileges),
❖	require a holding period for some investment options (e.g., prohibit transfers into a particular investment option within a specified period of time after a transfer out of that investment option),
❖	or implement and administer redemption fees imposed by one or more of the underlying funds), or
❖	impose other limitations or restrictions.
Currently we attempt to detect Disruptive Trading by monitoring both the dollar amount of individual transfers and the frequency of a contract owner’s transfers. With respect to both dollar amount and frequency, we may consider an individual transfer alone or when combined with transfers from other policies owned by or under the control or influence of the same individual or entity. If you have authorized your registered representative to make transfers on your behalf (for some registered representatives, this may not be permitted), he or she may submit your transfer request in a batch of requests for multiple policy owners. We monitor these transfers on an individual basis, rather than on a batch basis. We currently review transfer activity on a regular basis. We also consider any concerns brought to our attention by the managers of the underlying funds. We may change our monitoring procedures at any time without notice.
Because we reserve discretion in applying these policies, they may not be applied uniformly. However, we will to the best of our ability apply these policies uniformly. Consequently, there is a risk that some contract owners could engage in Disruptive Trading while others will bear the effects of their activity.
Currently we attempt to detect Disruptive Trading by monitoring activity for all policies. Possible Disruptive Trading activity may result in our sending a warning letter advising the owner of our concern. Regardless of whether a warning letter is sent, once we determine that Disruptive Trading activity has occurred, we may revoke the owner’s right to make Internet and IVR transfers. We will notify contract owners in writing (by mail to their address of record on file with us) if we limit their trading.
We have adopted these policies and procedures as a preventative measure to protect all contract owners from the potential effects of Disruptive Trading, while recognizing the need for contract holders to have available reasonable and convenient methods of making transfers that do not have the potential to harm other contract owners.
We currently do not make any exceptions to the policies and procedures discussed above to detect and deter Disruptive Trading. We may reinstate Internet, IVR, telephone and fax transfer privileges after they are revoked, but we will not reinstate these privileges if we have reason to believe that they might be used thereafter for Disruptive Trading.
We cannot guarantee that our monitoring will be 100% successful in detecting and restricting all transfer activity that constitutes Disruptive Trading. Moreover, we cannot guarantee that revoking or limiting a contract owner’s Internet, IVR, telephone and fax transfer privileges will successfully deter all Disruptive Trading. In addition, some of the underlying funds are available to insurance companies other than Phoenix and we do not know whether those other insurance companies have adopted any policies and procedures to detect and deter Disruptive Trading, or if so what those policies and procedures might be. Because we may not be able to detect or deter all
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Disruptive Trading and because some of these funds are available through other insurance companies, some contract owners may be treated differently than others, resulting in the risk that some contract owners could engage in Disruptive Trading while others will bear the effects of their activity.
We may, without prior notice, take whatever action we deem appropriate to comply with or take advantage of any state or federal regulatory requirement. In addition, orders for the purchase of underlying fund shares are subject to acceptance by the relevant fund. Phoenix has entered into information sharing agreements with the underlying funds of this variable product as required by Rule 22c-2 of the Investment Company Act of 1940. The purpose of the information sharing is to provide information to the underlying funds so that they can monitor, warn, and restrict policyholders who may be engaging in disruptive trading practices as determined by the underlying funds. We reserve the right to reject, without prior notice, any transfer request into any investment option if the purchase of shares in the corresponding underlying fund is not accepted for any reason.
We may, without prior notice, take whatever action we deem appropriate to comply with or take advantage of any state or federal regulatory requirement.
We do not include transfers made pursuant to the Dollar Cost Averaging, Automatic Asset Rebalancing or other similar programs when applying our Disruptive Trading policy.
The Annuity Period

The annuity period begins after the accumulation period of the contract, when annuity payments are made to you.
Annuity Payments
Annuity payments will begin on the contract’s maturity date if the owner is alive and the contract is still in force. Beginning on the maturity date, investment in the Separate Account is continued unless a Fixed Payment Annuity is selected.
Surrender charges will be waived when you begin taking annuity payments provided your contract has been in effect for five years. If you have not selected an annuity payment option by the maturity date, the default is Annuity Payment Option I—Variable Life Annuity with 10-Year Period Certain. For more information, see “Annuity Payment Options.”
If the amount to be applied on the maturity date is less than $2,000, we may pay such amount in one lump sum in lieu of providing an annuity. If the initial monthly annuity payment under an annuity payment option would be less than $20, we may make a single sum payment equal to the total Contract Value on the date the initial annuity payment would be payable, or make periodic annuity payments quarterly, semiannually or annually in place of monthly annuity payments.
Your contract specifies a maturity date at the time of its issuance. However, you may subsequently elect a different maturity date. The maturity date may not be earlier than the fifth contract anniversary. The latest maturity date is the contract anniversary nearest the annuitant’s 95th birthday or ten years from the contract date, unless agreed otherwise. Generally, under qualified plans or IRAs, the maturity date must be such that distributions begin no later than April 1st of the calendar year following the later of: (a) the year in which the employee attains age 70½ or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to an Individual Retirement Annuity (“IRA”). A policyholder can defer the maturity date to the contract anniversary nearest the annuitant’s 95th birthday if we receive documentation concerning the policyholder’s satisfaction of RMD provisions. See “Federal Income Taxes”.
The maturity date election must be made by written notice and must be received by our Annuity Operations Division 30 days before the provisional maturity date. If you do not elect a maturity date, which is different from the provisional maturity date, the provisional maturity date becomes the maturity date.
Annuity Payment Options
Unless an alternative annuity payment option is elected on or before the maturity date, the amounts held under a contract on the maturity date will be applied to provide a Variable Life Annuity with 10-Year Period Certain (Option I) as described below. Instead of Option I, you may, by sending a written request to our Annuity Operations Division on or before the maturity date of the contract, elect any of the other annuity payment options described below.
After the first annuity payment, you may not change the elected annuity payment option
No surrender charge will be assessed under any annuity payment option, unless unscheduled withdrawals are made under Variable Annuity Payment Options K or L. The MVA will apply to any amounts held in the MVA that we applied to any annuity payment option. See the MVA prospectus for more information.
With the exception of the Fixed Annuity Payment Options and Annuity Payment Option L, each annuity payment will be based upon the value of the annuity units credited to the contract. The number of annuity units in each investment option to be credited is based on the value of the accumulation units in that investment option and the applicable annuity payment rate. The contract is issued with guaranteed minimum annuity payment rates, however, if the current rate is higher, we’ll apply the higher rate. The annuity payment rate
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differs according to the annuity payment option selected and the age of the annuitant(s). The annuity payment rate is applied and will determine all annuity payments for the fixed annuity payment options and the first annuity payment for the variable annuity payment options. The value of the annuity units will vary with the investment performance of each investment option to which annuity units are credited.
The initial payment will be calculated based on an assumed investment return of 4.5% per year. This rate is a fulcrum return around which variable annuity payments will vary to reflect whether actual investment experience of the investment option is better or worse than the assumed investment return. The assumed investment return is set at the time of your first annuity payment. If investment performance is higher than the assumed investment return, your subsequent annuity payments will be larger than your first annuity payment. However, if investment performance is lower than the assumed investment rate, your subsequent annuity payments will be less than the first annuity payment. If the assumed and actual investment performances are the same, your annuity payments will be level. The assumed investment return and the calculation of variable annuity payments for a 10-year period certain variable payment life annuity and for Annuity Payment Options J and K described below are described in more detail in the contract and in the SAI.
The level of annuity payments payable under the following annuity payment options is based upon the option selected. In addition, factors such as the age at which annuity payments begin, the form of annuity, annuity payment rates, assumed investment rate (for variable annuity payments) and the frequency of annuity payments will affect the level of annuity payments. The longer the duration and more frequent the payments, the lower the annuity payment amount. The assumed investment rate is 4.5% per year. We use this rate to determine the first annuity payment under Variable Annuity Payment Options I, J, K, M and N. Under Option L, we determine the amount of the annual distribution by dividing the amount of Contract Value as of the payment calculation date by the life expectancy of the Annuitant or the joint life expectancy of the Annuitant and Joint Annuitant at that time.
We deduct a daily charge for mortality and expense risks and a daily administrative fee from Contract Values held in the investment options. For more information, see “Charges for Mortality and Expense Risks” and “Charges for Administrative Services.” Therefore, electing Option K will result in a deduction being made even though we assume no mortality risk under that option.
The following are descriptions of the annuity payment options available under a contract. These descriptions should allow you to understand the basic differences between the options; however, you should contact our Annuity Operations Division well in advance of the date you wish to elect an option to obtain estimates of annuity payments under each option.
Option A—Life Annuity with Specified Period
A fixed payout annuity payable monthly while the annuitant is living or, if later, the end of the specified period certain. The period certain may be specified as 5, 10, or 20 years. The period certain must be specified at the time this option is elected.
Option B—Non-Refund Life Annuity
A fixed payout annuity payable monthly while the annuitant is living. No monthly payment, death benefit or refund is payable after the death of the annuitant.
Option C—[Reserved]
Option D—Joint and Survivor Life Annuity
A fixed payout annuity payable monthly while either the annuitant or joint annuitant is living. You must designate the joint annuitant at the time you elect this option. The joint annuitant must be at least age 40 on the first payment calculation date.
Option E—Installment Refund Life Annuity
A fixed payout annuity payable monthly while the annuitant is living. If the annuitant dies before the annuity payments made under this option total an amount which refunds the entire amount applied under this option, we will make a lump sum payment equal to the entire amount applied under this option less the sum of payments already made.
Option F—Joint and Survivor Life Annuity with 10-Year Period Certain
A fixed payout annuity payable monthly while either the annuitant or joint annuitant is living, or if later, the end of 10 years. You must designate the joint annuitant at the time you elect this option. The joint annuitant must be at least age 40 on the first payment calculation date.
Option G—Payments for Specified Period
A fixed payout annuity payable monthly over a specified period of time. Payments continue whether the annuitant lives or dies. The specified period must be in whole numbers of years from 5 to 30, but cannot be greater than 100 minus the age of the annuitant. However, if the beneficiary of any death benefits payable under this contract elects this payment option, the period selected by the beneficiary may not extend beyond the life expectancy of such beneficiary.
Option H—Payments of Specified Amount
Equal income installments of a specified amount are paid until the principal sum remaining under this option from the amount applied is less than the amount of the installment. When that happens, the principal sum remaining will be paid as a final payment. The amount specified must provide for payments for a period of at least 5 years.
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Option I—Variable Life Annuity with 10-Year Period Certain
A variable payout annuity payable monthly while the Annuitant is living or, if later, for ten years. If the beneficiary of any death benefits payable under this contract elects this option, the period certain will equal the shorter of 10 years or the life expectancy of such beneficiary.
Option J—Joint Survivor Variable Life Annuity with 10-Year Period Certain
A variable payout annuity payable monthly while either the annuitant or joint annuitant is living, or if later, the end of 10 years. You must designate the joint annuitant at the time you elect this option. The joint annuitant must be at least age 40 on the first payment calculation date. This option is not available for the payment of any death benefit under this contract.
Option K—Variable Annuity for a Specified Period
A variable payout annuity payable monthly over a specified period of time. Payments continue whether the annuitant lives or dies. The specified period must be in whole numbers of years from 5 to 30, but cannot be greater than 100 minus the age of the annuitant. However, if the beneficiary of any death benefits payable under this contract elects this payment option, the period selected by the beneficiary may not extend beyond the life expectancy of such beneficiary. This option also provides for unscheduled withdrawals. An unscheduled withdrawal will reduce the number of fixed annuity units in each investment option and affect the amount of future payments. For details, see “Variable Annuity Payments” and “Calculation of Annuity Payments” in the SAI.
Option L—Variable Life Expectancy Annuity
This option provides a variable income which is payable over the annuitant’s annually recalculated life expectancy or the annually recalculated life expectancy of the annuitant and joint annuitant. This option also provides for unscheduled withdrawals. An unscheduled withdrawal will reduce the Contract Value and affect the amount of future payments. Upon the death of the annuitant (and joint annuitant, if applicable), any remaining Contract Value will be paid in a lump sum to the beneficiary. For details, see “Variable Annuity Payments” and “Calculation of Annuity Payments” in the SAI.
Option M—Unit Refund Variable Life Annuity
This option provides variable monthly payments as long as the annuitant lives. In the event of the death of the annuitant, the monthly payments will stop and the beneficiary will receive a lump sum payment equal to the value of the remaining annuity units. This value is equal to the sum of the number of remaining annuity units for each investment option multiplied by the current annuity unit value for that investment option. The number of remaining annuity units for each investment option will be calculated as follows:
1.	the net amount in the investment option applied under this option on the first payment calculation date divided by the corresponding annuity unit value on that date, minus
2.	the sum of the annuity units released from the investment option to make the payments under this option.
You may not transfer any assets under Annuity Payment Option M, unless we agree otherwise.
Option N—Variable Non-Refund Life Annuity
A variable payout annuity payable monthly while the annuitant is living. No monthly payment, death benefit or refund is payable after the death of the annuitant.
Other Options and Rates
We may offer other annuity payment options at the time a contract reaches its maturity date. In addition, in the event that annuity payment rates for contracts are at that time more favorable than the applicable rates guaranteed under the contract, the then current settlement rates shall be used in determining the amount of any annuity payment under the Annuity Payment Options above.
Other Conditions
Federal income tax requirements currently applicable to most qualified contracts provide that payout periods and the period of years guaranteed with specified periods certain cannot be any greater than life expectancy (or the joint life expectancies of the payee and his or her spouse). Not all payouts described above will necessarily meet that requirement for any particular individual. Consult a tax advisor before selecting a payout option with a qualified contract.
Federal income tax requirements also provide that participants in IRAs must begin required minimum distributions (“RMDs”) by April 1 of the year following the year in which they attain age 70½. Minimum distribution requirements do not apply to Roth IRAs. Distributions from qualified plans generally must begin by the later of actual retirement or April 1 of the year following the year participants attain age 70½. We will assist Contract Owners with compliance with the RMD requirements.
Amounts up to the RMD may be withdrawn without a deduction for surrender charges, even if the minimum distribution exceeds the 10% allowable amount. See “Surrender Charges.” Any amounts withdrawn that have not been held under a contract for at least six years and are in excess of both the minimum distribution and the 10% free available amount, will be subject to any applicable surrender charge.
If the initial monthly annuity payment under an annuity payment option would be less than $20, we may make a single sum payment equal to the contract value on the date the initial payment would be payable, in place of all other benefits provided by the contract, or, may make periodic payments quarterly, semiannually or annually in place of monthly payments.
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Currently, transfers between investment options are available for amounts allocated to any of the variable Annuity Payment Options except Annuity Payment Option M.
Payment Upon Death After Maturity Date
If an owner dies on or after the maturity date and there is no surviving owner, any remaining certain period annuity payments will be paid to the beneficiary under the annuity payment option in effect on the date of death. Generally, payments may not be deferred or otherwise extended.
(For information regarding the Inherited/Stretch Annuity feature of this Contract, see the section of this prospectus entitled “Inherited/Stretch Annuity Feature.”)
If there is a surviving owner, the payments continue as if there had been no death.
If the annuitant and joint annuitant, if any, die and are survived by any owner(s), any remaining certain period annuity payments will be paid to such owner(s). Payments will continue under the annuity payment option in effect at the date of death and may not be deferred or otherwise extended.
The payments to the beneficiary must be made at least as rapidly as the payments were being made to the owner.
Variable Account Valuation Procedures

Valuation Date
A Valuation Date is every day the New York Stock Exchange (“NYSE”) is open for trading and we are open for business. However, transaction processing may be postponed for the following reasons:
1.	the NYSE is closed or may have closed early;
2.	the SEC has determined that a state of emergency exists; or
3.	on days when a certain market is closed (e.g., the U.S. Government bond market is closed on Columbus Day and Veteran’s Day).
The NYSE Board of Directors reserves the right to change the NYSE schedule as conditions warrant. On each Valuation Date, the value of the Separate Account is determined at the close of the NYSE (usually 4:00 p.m. eastern time).
Valuation Period
Valuation period is that period of time from the beginning of the day following a valuation date to the end of the next following valuation date.
Accumulation Unit Value
The value of one Accumulation Unit was set at $1.000 on the date assets were first allocated to an investment option. The value of one Accumulation Unit on any subsequent Valuation Date is determined by multiplying the immediately preceding Accumulation Unit Value by the applicable net investment factor for the valuation period ending on such Valuation Date. After the first valuation period, the Accumulation Unit Value reflects the cumulative investment experience of that investment option.
Net Investment Factor
The net investment factor for any valuation period is equal to 1.000 plus the applicable net investment rate for such valuation period. A net investment factor may be more or less than 1.000 depending on whether the assets gained or lost value that day. To determine the net investment rate for any valuation period for the funds allocated to each investment option, the following steps are taken: (a) the aggregate accrued investment income and capital gains and losses, whether realized or unrealized, of the investment option for such valuation period is computed, (b) the amount in (a) is then adjusted by the sum of the charges and credits for any applicable income taxes and the deductions at the beginning of the valuation period for mortality and expense risk charges and daily administration fee, and (c) the results of (a) as adjusted by (b) are divided by the aggregate unit values in the investment option at the beginning of the valuation period.
Miscellaneous Provisions

Assignment
Owners of contracts issued in connection with non-tax qualified plans may assign their interest in the contract to a spouse or a grantor trust. This assignment may result in taxable income to the Contract Owner. We will not be on notice of such an assignment unless we receive written notice of such assignment filed with our Annuity Operations Division. A pledge or assignment of a contract is treated as payment received on account of a partial surrender of a contract. For more information, see “Surrenders or Withdrawals Prior to the Contract Maturity Date.” Transfer of ownership will nullify the original death benefit option and the death benefit option will become Death Benefit Option 1.
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Contracts issued in connection with IRAs/qualified plans may not be sold, assigned, discounted or pledged as collateral for a loan or as security for the performance of an obligation, or for any other purpose, to any person other than to us.
Payment Deferral
Payment of the Contract Value, attributable to the Separate Account, in a single sum upon a death claim, withdrawal or full surrender of the contract will ordinarily be made within at least 7 days after receipt of the written documentation in good order. However, we may postpone payment of the value of any Accumulation Units at times (a) when the NYSE is closed, other than customary weekend and holiday closings, (b) when trading on the NYSE is restricted, (c) when an emergency exists as a result of which disposal of securities in the Series is not reasonably practicable or it is not reasonably practicable to determine the Contract Value or (d) when a governmental body having jurisdiction over us by order permits such suspension. Rules and regulations of the SEC, if any, are applicable and will govern as to whether conditions described in (b), (c) or (d) exist.
Payment of the Contract Value attributable to the GIA may be deferred for 3 months from the date of receipt of a withdrawal or surrender request at our Annuity Operations Division. If payment is delayed for more than 10 days, we will credit additional interest at a rate equal to that paid under Annuity Options G and H.
Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances require us to block a contract owner’s ability to make certain transactions and, as a result, we may refuse to accept requests for transfers, withdrawals, surrenders or death benefits, until we are so instructed by the appropriate regulator. We may also be required to provide additional information about you and your contract to government regulators.
Free Look Period
You have the right to review and return the Contract. If for any reason you are not satisfied, you may return it within 10 days (or later, if applicable law requires) after you receive it and cancel the Contract. You will receive in cash the Contract Value plus any charges made under the Contract as of the date of cancellation. However, if applicable state or federal law requires a return of premium payments, we will return the greater of premium payments less any withdrawals or the Contract Value less any applicable surrender charges.
Amendments to Contracts
Contracts may be amended to conform to changes in applicable law or interpretations of applicable law, or to accommodate design changes including changes required in order to maintain tax status as an IRA or qualified plan. Except for changes related to tax status, changes in the contract may need to be approved by contract owners and state insurance departments. A change in the contract which necessitates a corresponding change in the prospectus or the SAI must be filed with the SEC.
Substitution of Fund Shares
If, in the judgment of PHL Variable’s management, one or more of the funds becomes unsuitable for investment by Contract Owners, we reserve the right to substitute Accumulation Units of another investment option for Accumulation Units already purchased or to be purchased in the future by premium payments under this contract. Any substitution will be subject to approval by the SEC, if required and, where required, one or more state insurance departments.
Ownership of the Contract
Ordinarily, the purchaser of a contract is both the owner and the Annuitant and is entitled to exercise all the rights under the contract. However, the owner may be an individual or entity other than the Annuitant. Except for contracts issued in connection with IRAs/qualified plans, more than one owner may own a contract as joint owner. Transfer of the ownership of a contract may involve federal income tax consequences, and a qualified advisor should be consulted before any such transfer is attempted.
Inherited/Stretch Annuity Feature
This Contract provides for an Inherited/Stretch Annuity Feature that may be requested by the beneficiary of a deceased Contract Owner’s interest. Under this Feature we will administer the Contract to accommodate an inherited or “stretch” payout. A stretch payout is a method in which the death benefit is paid out over a period of time, which is generally based upon the life expectancy of the beneficiary. By electing a stretch payout, a death benefit beneficiary can “stretch” payments over his or her life expectancy rather than receive the entire death benefit in one lump sum or within five years of the Contract Owner’s death. The amount of each stretch payment will be at least the required minimum distribution (“RMD”) required under the Internal Revenue Code and its accompanying rules and regulations (see “Federal Income Taxes”). Electing a “stretch” payout may provide tax advantages to the beneficiary.
This Feature is available to an individual or trust beneficiary of an Individual Retirement Account (IRA), (including a Roth IRA), or Qualified Plan or to an individual beneficiary of a Non-Qualified contract issued by (or its affiliates) or issued by a company unaffiliated with rights will be available to the purchaser. However, if a beneficiary of this Phoenix Spectrum Edge+ Contract elects this Feature, only certain rights will remain with the beneficiary because a beneficiary does not retain the same rights under this Contract as the deceased owner. Certain limitations, considerations and tax implications apply to this Feature and may differ depending upon whether you have a IRA/Qualified or Non-Qualified Plan and whether the beneficiary is an individual or a trust.
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If this Feature is elected, we will assist in the calculation of the RMD and will distribute this calculated amount to the beneficiary. However, it is the responsibility of the beneficiary to ensure that the correct RMD is actually withdrawn from the contract each year.
The following guidelines will apply when we administer this Feature:
❖	We will assist in the calculation of the RMD each year of the account.
❖	With certain limitations, a beneficiary’s share of the death benefit will be distributed over his or her life expectancy, based on IRS tables. If there are multiple beneficiaries and a separate beneficiary account is not established by December 31st of the calendar year following the year of death, the death benefit will be distributed over the life expectancy of the oldest beneficiary.
❖	For a Non-Qualified contract, if the deceased Owner had begun receiving annuitization proceeds, the RMD payments will be based on the life expectancy of the deceased Owner at the time of death.
❖	If the beneficiary is a non-natural person under an IRA/Qualified plan, and the deceased Owner died after his or her required beginning distribution date, we will use the remaining life expectancy of the deceased to compute remaining payments.
❖	The annual RMD must be withdrawn each year. For a Non-Qualified contract, the first RMD must be distributed no later than the anniversary of the deceased Owner’s date of death. For IRAs/Qualified plans, the first RMD must be distributed on or before December 31st of the calendar year following the year of the deceased’s death.
❖	For an IRA/Qualified plan, if the beneficiary is a surviving spouse, the surviving spouse beneficiary can postpone RMDs until the year the deceased spouse would have turned 70 ½. In the alternative, the spouse can also add the IRA/Qualified plan proceeds to his or her own IRA and delay RMDs until the surviving spouse turns 70 ½.
❖	For a Non-Qualified contract, if the beneficiary is a surviving spouse, the surviving spouse can take the contract as his or her own and delay RMDs until the surviving spouse’s death (see “Spousal Definition” for further discussion of spousal qualifications).
❖	The RMD may be paid on an installment basis with the payment frequency chosen by the beneficiary; in all cases, the RMDs must be paid at least annually.
❖	In addition to RMD amounts, additional funds may be withdrawn from the Contract. Any withdrawal in excess of the RMD may be subject to a surrender charge (see the sections of this prospectus entitled “Summary of Expenses” and “Surrender of Contracts and Withdrawals”).
❖	The beneficiary who elects this Feature may continue or change the funding vehicle that the deceased Owner selected.
Additional more information regarding our administration of this feature is provided in a “Required Minimum Distribution (RMD) Request and Acknowledgment Form”, available upon request. This feature may not be suitable for some beneficiaries. We are not providing tax, financial or legal advice. You should consult with your financial professional and tax adviser to determine whether this feature is right for you. This feature may not be available in all states.
Please note that federal legislation has been proposed which would limit the ability of non-spousal beneficiaries to elect the inherited/stretch annuity feature. Should any such legislation be enacted, we would only offer the benefits permitted under federal law.
Community and Marital Property States
If the Contract Owner resides in a community property or marital property state and has not named his or her spouse as the sole beneficiary, the spouse may need to consent to the non-spouse beneficiary designation. The Contract Owner should consult with legal counsel regarding this designation. Should spousal consent be required, We will not be liable for any consequences resulting from the failure of the Contract Owner to obtain proper consent.
Federal Income Taxes

Introduction
The contracts are designed for use with retirement plans, including non-qualified plans and qualified plans or Individual Retirement Annuities (IRAs) under the provisions of the Internal Revenue Code of 1986, (within this section, referred to as the “Code”). The ultimate impact of federal income taxes on the amounts held under a contract, premiums paid for the contract, payments received under the contract and on the economic benefits to the policyholder, annuitant or beneficiary depends on our income tax status, on the type of retirement plan (if any) for which the contract is purchased, and upon the income tax and employment status of the individual concerned.
The following discussion is general in nature and is not intended as individual tax advice. The income tax rules are complicated and this discussion is intended only to make you aware of the issues. Each person should consult an independent tax or legal advisor. No attempt is made to consider any estate, gift or inheritance taxes or any applicable state, local or other tax laws. Because this discussion is based upon our understanding of the federal income tax laws as they are currently interpreted, we cannot guarantee the income tax status of any contract either currently or in the future. No representation is made regarding the likelihood of continuation of the federal or state income tax laws or the current interpretations by the Internal Revenue Service (the “IRS”). From time to time, there are regulatory or legislation proposals or changes that do or could impact the taxation of annuity contracts, IRAs and qualified plans; if enacted, these
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changes could be retroactive. Should any such legislation be enacted, we would only offer the benefits permitted under federal law. We reserve the right to make changes to the contract to assure that it continues to qualify as an annuity, IRA and/or qualified plan for federal or state income tax purposes. For a discussion of federal income taxes as they relate to any underlying account investment options, please see the prospectuses for these investments.
Note on Terminology: The Code uses the term “policyholder”, in describing the owner of an Annuity. This section will follow the Code terminology in describing specific provisions of the Code.
Income Tax Status
We are taxed as a life insurance company under the Code. For federal income tax purposes, neither the Separate Account nor the Guaranteed Interest Account is a separate entity from Phoenix Life Insurance Company, PHL Variable Insurance Company or Phoenix Life and Annuity Company and neither account will be taxed separately under the “regulated investment company” provisions (Subchapter M) of the Code.
Investment income and realized capital gains on the assets of the Separate Account are reinvested and taken into account in determining the value of the Separate Account and each Contract. No charge currently will be made to any contract or to the Separate Account for our federal income taxes which may be attributable to the Separate Account. We reserve the right to make a deduction for taxes with respect to such items in the future. If imposed, such charge would be equal to the federal income taxes attributable to the investment results of the Separate Account.
Taxation of Annuities in General—Non-qualified Plans
Code section 72 governs taxation of annuities. In general, a policyholder (Contract owner) is not taxed on increases in the value of an annuity contract until a distribution is made. However, in certain cases, the increase in value may be subject to tax currently. See “Contracts Owned by Non-Natural Persons,” “Owner Control” and “Diversification Standards” below.
It is possible that the Internal Revenue Service may take the position that fees deducted for certain optional benefit riders are deemed to be taxable distributions to you. In particular, the Internal Revenue Service may treat fees deducted for the optional benefits as taxable withdrawals, which might also be subject to a tax penalty if withdrawn prior to age 59½. Although we do not believe that the fees associated or any optional benefit provided under the Contract should be treated as taxable withdrawals, you should consult your tax advisor prior to selecting any optional benefit under the Contract.
Surrenders or Withdrawals Prior to the Annuity Starting Date or Contract Maturity Date
Code section 72 provides that a withdrawal or surrender of the contract prior to the annuity starting date or contract Maturity Date will be treated as taxable income to the extent the amounts held under the contract exceeds the “investment in the contract.” The “investment in the contract” is that portion, if any, of contract purchase payments (premiums) that have not been excluded from the policyholder’s gross income (“after-tax monies”). The taxable portion is taxed as ordinary income in an amount equal to the value of the amount received in excess of the “investment in the contract” on account of a withdrawal or surrender of a contract. This taxable portion is referred to as “gain” or “contract gain”. For purposes of this rule, a pledge, loan or assignment of a contract is treated as a payment received on account of a withdrawal from a contract and the amount of the pledge, loan or assignment will be taxed as if received in cash by the policyholder.
Surrenders, Withdrawals, or Annuity Payments On or After the Annuity Starting Date or Contract Maturity Date
Upon receipt of a lump sum payment under the contract, the policyholder is taxed on the portion of the payment that exceeds the investment in the contract. Ordinarily, such taxable portion is taxed as ordinary income.
For amounts received as an annuity, which are amounts payable after the annuity starting date at regular intervals over a period of more than one full year from the date on which they are deemed to begin, the taxable portion of each payment is determined by using a formula known as the “exclusion ratio,” which establishes the ratio that the investment in the contract bears to the total expected amount of annuity payments for the term of the contract. That ratio is then applied to each fixed payment to determine the non-taxable portion of the payment. The remaining portion of each payment is taxed as ordinary income. For variable payments, the taxable portion is determined by a formula that establishes a specific dollar amount of each payment that is not taxed. The dollar amount is determined by dividing the investment in the contract by the total number of expected periodic payments. The remaining portion of each payment is taxed as ordinary income. A variable contract may have annuity distribution options under which the payments are fixed or variable.
Once the excludable portion of annuity payments equals the investment in the contract, the balance of the annuity payments will be fully taxable. For certain types of qualified plans or IRAs, there may be no investment in the contract resulting in the full amount of the payments being taxable. For annuities issued in connection with qualified employer retirement plans, a simplified method of determining the exclusion ratio applies. This simplified method does not apply to IRAs.
Withholding of federal and state income taxes on all distributions may be required unless the policyholder properly elects not to have any amounts withheld and notifies our Operations Division of that election on the required forms and under the required certifications. Certain policyholders cannot make this election.
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Partial Annuitization
If permitted by contract, a policyholder can elect to only designate a portion of the annuity contract as paid as an amount received as an annuity. To qualify, the payments must be paid out over a period of 10 years or more. The portion so designated will be treated as a separate contract for annuity taxation purposes. For purposes of applying the rules for the calculation of the exclusion ratio for annuity distributions, the definitions of “investment in the contract,” “expected return,” and “annuity starting date”, and the provisions for the taxation of distributions from the annuity for amounts received before the contract maturity date, the investment in the contract will be allocated pro rata between each portion of the contract from which amounts are received as an annuity, and the portion of the contract from which amounts are not received as an annuity.
Penalty Tax on Certain Surrenders and Withdrawals—Non-qualified Contracts (Contracts not issued in connection with qualified plans or IRAs)
Amounts surrendered, withdrawn or distributed before the policyholder/taxpayer reaches age 59½ are subject to a penalty tax equal to ten percent (10%) of the portion of such amount that is includable in gross income. However, the penalty tax will not apply to withdrawals: (i) made on or after the death of the policyholder (or where the holder is not an individual, the death of the “primary Annuitant,” defined as the individual the events in whose life are of primary importance in affecting the timing and amount of the payout under the contract); (ii) attributable to the taxpayer’s becoming totally disabled within the meaning of Code section 72(m)(7); (iii) which are part of a Series of substantially equal periodic payments made (not less frequently than annually) for the life (or life expectancy) of the taxpayer, or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary; (iv) from certain qualified plans (such distributions may, however, be subject to a similar penalty under Code section 72(t) relating to distributions from qualified retirement plans and to a special penalty of 25% applicable specifically to SIMPLE IRAs or other special penalties applicable to Roth IRAs); (v) allocable to investment in the contract before August 14, 1982; (vi) under a qualified funding asset (as defined in Code section 130(d)); (vii) under an immediate annuity contract (as defined in Code section 72(u)(4)); or (viii) that are purchased by an employer on termination of certain types of qualified plans and which are held by the employer until the employee separates from service. Please note that future legislation or regulations may modify the conditions under which distributions may be received without tax penalty.
Separate tax withdrawal penalties apply to qualified plans and IRAs. See “Penalty Tax on Certain Surrenders and Withdrawals from Qualified Plans and IRAs.”
Additional Considerations
Distribution-at-Death Rules
For a contract issued other than in connection with a qualified plan or an IRA, in order to be treated as an annuity contract for federal income tax purposes, a contract must provide the following two distribution rules: (a) if the policyholder dies on or after the contract Maturity Date, and before the entire interest in the contract has been distributed, the remainder of the policyholder’s interest will be distributed at least as rapidly as the method in effect on the policyholder’s death; and (b) if a policyholder dies before the contract Maturity Date, the policyholder’s entire interest generally must be distributed within five (5) years after the date of death, or if payable to a designated beneficiary, may be annuitized over the life or life expectancy of that beneficiary and payments must begin within one (1) year after the policyholder’s date of death. If the beneficiary is the spouse of the holder, the contract may be continued in the name of the spouse as holder. Similar distribution requirements apply to annuity contracts under qualified plans and IRAs.
If the primary Annuitant, which is not the policyholder, dies before the Maturity Date, the owner will become the Annuitant unless the owner appoints another Annuitant. If the policyholder is not an individual, the death of the primary Annuitant is treated as the death of the holder. When the holder is not an individual, a change in the primary Annuitant is treated as the death of the holder.
If the policyholder dies on or after the Maturity Date, the remaining payments, if any, under an Annuity Payment Option must be made at least as rapidly as under the method of distribution in effect at the time of death.
Any death benefits paid under the contract are taxable to the beneficiary at ordinary rates to the extent amounts exceed investment in the contract. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply whether the death benefits are paid as lump sum or annuity payments. Estate taxes and state income taxes may also apply.
Each beneficiary will need to select the death benefit option from among those set forth in the contract applicable to the named beneficiary. If an option is not selected, the death benefit, if any, will be paid pursuant to the default death benefit payment option set forth in the contract. No beneficiary will be defaulted to any spousal continuance option.
Transfers, Assignments, or Exchanges of a Contract
A transfer or assignment of ownership of a Contract, the designation of an annuitant other than the owner, the selection of certain maturity dates, or the exchange of a Contract may result in certain tax consequences to you that are not discussed herein. An owner contemplating any such transfer, assignment or exchange, should consult a tax advisor as to the tax consequences.
Contracts Owned by Non-Natural Persons
If a non-natural person (for example, a corporation) holds the contract, the income on that contract (generally the increase in the net surrender value less the premium payments paid) is includable in income each year. The rule does not apply where the non-natural person is an agent for a natural person, such as a trust in which the beneficial owner is a natural person. The rule also does not apply
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where the annuity contract is acquired by the estate of a decedent, where the contract is held under a qualified plan or an IRA, where the contract is a qualified funding asset for structured settlements, or where the contract is purchased on behalf of an employee upon termination of a qualified plan.
Section 1035 Exchanges
Code section 1035 provides, in general, that gain or loss is deferred upon the exchange of one annuity contract for another or the exchange of one annuity contract for a long-term care contract. Any such gain or loss is later recognized upon a recognition event (including withdrawal, death, surrender or annuitization). For non-qualified contracts, the contract proceeds must be transferred directly from one insurer to another insurer; they cannot be sent to the policyholder by the original insurer and then transmitted from the policyholder to the new insurer.
Exchanges are permitted of the entire contract or a portion of the contract. A partial exchange will qualify for tax deferral under section 1035 if no amount, other than an amount received as an annuity for 10 years or more during one or more lives, is received under either the original contract or new contract during 180 days beginning on date of transfer. Policyholders contemplating exchanges should consult their tax and/or legal advisors.
Multiple Contracts
The Code provides that for purposes of determining the amount of any distribution under Code section 72(e) (amounts not received as annuities) that is includable in gross income, all non-qualified deferred annuity contracts issued by the same insurer (or affiliate) to the same policyholder during any calendar year are to be aggregated and treated as one contract. Thus, any amount received under any such contract prior to the contract Maturity Date, such as a withdrawal will be taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts.
Additional Tax on Net Investment Income
In addition to income tax and any penalty tax, beginning for tax years after December 31, 2012, income from annuities is included in the definition of “net investment income” for purposes of section 1411 of the Code and may be subject to an additional tax of 3.8 percent. Section 1411 applies to individual whose modified adjusted gross income exceeds the threshold amount. The current threshold amount is $250,000 in the case of a joint return or surviving spouse, $125,000 in the case of a married individual filing a separate return, and $200,000 in any other case. The threshold amount is subject to modification.
Diversification Standards
Diversification Regulations
Code section 817(h) requires that all contracts be adequately diversified. Treasury regulations define the requirements and generally permit these requirements to be satisfied using separate accounts with separate funds or series of a fund, each of which meets the requirements. The regulations generally require that, on the last day of each calendar quarter the assets of the separate accounts or series be invested in no more than:
❖	55% in any 1 investment
❖	70% in any 2 investments
❖	80% in any 3 investments
❖	90% in any 4 investments
A “look-through” rule applies to treat a pro rata portion of each asset of a Series as an asset of the Separate Account, and each Series of the funds are tested for compliance with the percentage limitations. For purposes of these diversification rules, all securities of the same issuer are treated as a single investment, but each United States government agency or instrumentality is treated as a separate issuer.
We represent that we intend to comply with the Diversification Regulations to assure that the contracts continue to be treated as annuity contracts for federal income tax purposes.
Owner Control (Investor Control)
The Treasury Department has indicated that the Diversification Regulations do not provide exclusive guidance regarding the circumstances under which policyholder control of the investments of the Separate Account will cause the policyholder to be treated as the owner of the assets of the Separate Account. It is also critical that the insurance company and not the policyholder have control of the assets held in the separate accounts. A policyholder can allocate Account Values from one fund of the separate account to another but cannot direct the investments each fund makes. If a policyholder has too much “investor control” of the assets supporting the separate account funds, then the policyholder may be taxed on the gain in the contract as it is earned.
In 2003, the IRS issued formal guidance that indicated that if the number of underlying mutual funds available in a variable insurance contract does not exceed 20, the number of underlying mutual funds alone would not cause the contract to not qualify for the desired tax treatment. This guidance also states that exceeding 20 investment options may be considered a factor, along with other factors, including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax
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treatment. The Revenue Ruling did not indicate any specific number of underlying mutual funds that would cause the contract to not provide the desired tax treatment but stated that whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances.
The Revenue Ruling considered certain variable annuity and variable life insurance contracts and held that the types of actual and potential control that the policyholder could exercise over the investment assets held by the insurance company under the variable contracts was not sufficient to cause the policyholder to be treated as the owner of those assets and thus to be subject to current income tax on the income and gains produced by those assets. Under this contract, like the contracts described in the Revenue Ruling, there is no arrangement, plan, contract, or agreement between the policyholder and us regarding the availability of a particular investment option and, other than the policyholder’s right to allocate premium payments and transfer funds among the available investment options, all investment decisions concerning the investment options will be made by us or an advisor in its sole and absolute discretion. Please note that this contract may offer more than 20 investment options; however, we believe that this fact alone does not indicate that the investor control requirements have been violated.
At this time, it cannot be determined whether additional guidance will be provided on this issue and what standards may be contained in such guidance. Should there been additional rules or regulations on this issue, including limitations on the number of underlying funds, transfers between or among underlying funds, exchanges of underlying funds or changes in investment objectives of underlying funds such that the contract would no longer qualify as an annuity for tax purposes, we reserve the right to modify the contract to the extent required to maintain annuity tax treatment.
Diversification Regulations and IRA/Qualified Plans
Code section 817(h) applies to a variable annuity contract other than a pension plan contract. Qualified plans and IRAs, are defined as pension plan contracts for these purposes. Notwithstanding the exception of IRA/qualified plan contracts from application of the diversification rules, all available investments will be structured to comply with the diversification regulations and investor control limitations because the investments serve as the investment vehicle for non-qualified contracts as well as qualified plan and IRA contracts.
Taxation of Annuities in General—Qualified Plans and IRAs
The contracts may be used with several types of IRAs and qualified plans including: Section 403(b) contracts (also referred to as Tax-Sheltered Annuities (TSAs) or Tax-Deferred Annuities (TDAs)), Traditional IRAs, SEP IRAs, SIMPLE IRAs, SARSEP IRAs, Roth IRAs, Corporate Pension and Profit-sharing Plans and State Deferred Compensation Plans. For purposes of this discussion, all will be treated as qualified plans. The specific tax rules applicable to participants in such qualified plans vary according to the type of plan and the terms and conditions of the plan itself. No attempt is made here to provide more than general information about the use of the contracts with the various types of qualified plans. We reserve the right at any time to discontinue the availability of this contract for use with some of all of these qualified plans. Participants under such qualified plans as well as policyholders, annuitants and beneficiaries, are reminded that the rights of any person to any benefits under such qualified plans may be subject to the terms and conditions of the plans themselves or limited by applicable law, regardless of the terms and conditions of the contract issued in connection therewith. Federal or state requirements, including ERISA, may impact the person entitled to death benefits under the contract. Consequently, a policyholder’s named beneficiary designation or elected annuity payment option may not be enforceable.
The owner of the contract may elect one of the available death benefit guarantees under the contract. We are of the opinion that the death benefit guarantees available under the contract are part of the annuity contract. One or more of the death benefit guarantees available may exceed the greater of the sum of premium payments or the Contract Value. The contract and its amendments, benefits or endorsements (together referred to herein as the “contract”) have not been reviewed by the IRS for qualification as an IRA or any other qualified plan. Moreover, the IRS has not issued formal guidance concerning whether any particular death benefit option such as those available under the contract complies with the qualification requirements for an IRA or any other qualified plan.
There is a risk that the IRS would take the position that one or more of the death benefit guarantees are not part of the annuity contract. In such a case, charges against the cash value of the annuity contract or charges withheld from a rollover for the benefits would be considered distributions subject to tax, including penalty taxes. While we regard the death benefit guarantees available under the contract as a permissible benefit under an IRA, the IRS may take a contrary position regarding tax qualification resulting in deemed distributions. If the IRS were to take this position, we would take all reasonable steps to avoid this result, which would include the right to amend the contract, with appropriate notice to you. You should consult with your tax advisor before electing a death benefit option under this contract for an IRA or other qualified plan.
Certain death benefit guarantees may be purchased under the contract. There is a risk that IRS may consider these death benefit guarantees “incidental death benefits.” There is a limit on the amount of the incidental death benefits allowable for qualified contracts. If the death benefit(s) selected are considered to exceed these limits, the benefit(s) could result in taxable income to the owner of the IRA or qualified contract. Furthermore, the Code provides that the assets of an IRA may not be invested in life insurance, but may provide, in the case of death during the accumulation phase, for a death benefit payment equal to the greater of sum of premium payments (less withdrawals) or Contract Value. This contract offers death benefits, which may exceed the greater of sum of premium payments (less
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withdrawals) or Contract Value. If the IRS determines that these benefits are providing life insurance, the contract may not qualify as an IRA or other qualified contract. That determination could result in the immediate taxation of amounts held in the contract and the imposition of penalty taxes. You should consult your tax advisor regarding these features and benefits prior to purchasing a contract.
Distributions from qualified plans eligible to be rolled over to new contracts but which are paid to the policyholder directly generally will be subject to 20 percent income tax withholding. These distributions are “Eligible Rollover Distributions.” Mandatory withholding can be avoided if the policyholder arranges for a direct rollover or trustee-to-trustee transfer to another IRA/qualified plan. Eligible Rollover Distributions include all taxable distributions from qualified plans except (a) distributions required under the Code, such as required minimum distributions, (b) substantially equal distributions made over the life (or life expectancy) of the employee, or for a term certain of 10 years or more, (c) the portion of distributions not includable in gross income (i.e., return of after-tax contributions), except as otherwise provided in the Code and (d) hardship distributions. The mandatory withholding rules do not apply to IRAs, however, a distribution from an IRA is taxable unless the IRA funds are reinvested in another IRA within a statutory time of 60 days.
The IRS issued Announcement 2014-15, in which the IRS advised that the IRS intends to issue formal guidance limiting IRA rollovers to one per year per individual. Previously, the IRS guidance had indicated that an individual could rollover IRA proceeds from each IRA the individual owned once per year. Thus, if an individual had multiple IRAs, each IRA could be rolled over each year. This is no longer allowed. Under the Announcement, an individual with multiple IRAs will only be allowed to do one rollover per year in total. The Announcement does not impact trustee-to-trustee transfers.
The contracts sold by us in connection with certain qualified plans will utilize annuity tables that do not differentiate on the basis of sex. Such annuity tables also will be available for use in connection with certain non-qualified deferred compensation plans.
There are numerous income tax rules governing qualified plans, including rules with respect to: coverage, participation, maximum contributions, required distributions, penalty taxes on early or insufficient distributions and income tax withholding on distributions. This discussion does not address these plan requirements in detail. The following are general descriptions of the various types of qualified plans and of the use of the contracts in connection therewith. Individuals are urged to consult with their own tax or legal advisors.
Tax Sheltered Annuities (“TSAs”), Tax Deferred Annuities (“TDAs”), Section 403(b)
Code section 403(b) permits public school systems and certain types of charitable, educational and scientific organizations, generally specified in Code section 501(c)(3), to purchase annuity contracts on behalf of their employees and, subject to certain limitations, allows employees of those organizations to exclude the amount of payments from gross income for federal income tax purposes. These annuity contracts are commonly referred to as TSAs, TDAs, or 403(b)s.
Code section 403(b)(11) imposes certain restrictions on a policyholder’s ability to make withdrawals from, or surrenders of, section 403(b) contracts. Specifically, section 403(b)(11) allows a surrender or withdrawal only (a) when the employee attains age 59½, separates from service, dies or becomes disabled (as defined in the Code), or (b) in the case of hardship. In the case of hardship, the distribution amount cannot include any income earned under the contract. Section 403(b)(11), applies only with respect to distributions from section 403(b) contracts which are attributable to assets other than assets held as of the close of the last year beginning before January 1, 1989. Thus, the distribution restrictions do not apply to assets held as of December 31, 1988.
In addition, in order for certain types of contributions under a section 403(b) contract to be excluded from taxable income, the employer must comply with certain nondiscrimination requirements. The responsibility for compliance is with the employer and not with the issuer of the underlying annuity contract.
If a policyholder requests a distribution as a result of hardship, the employer must specifically authorize the distribution. It is not our responsibility to monitor compliance with IRS regulations relating to hardship distributions. If a hardship distribution is desired, the policyholder must follow the requirements set forth by the employer and we must receive consent by the employer, in a form acceptable to us, to process the distribution.
If certain contractual requirements are met, loans may be made available under section 403(b) contracts. A loan from a participant’s Contract Value may be requested only if the contract provides for loans and if the employer specifically permits and authorizes each specific loan. There are specific limits in the Code on the amount of the loan and the term of the loan. It is not our responsibility to monitor compliance with these requirements. If a loan is desired, the policyholder must follow the requirements set forth by the employer and we must receive consent by the employer, in form acceptable to us, to process the loan.
If we are directed by the participant, the loan may be taken from specific investment options. Otherwise, the loan is taken proportionately from all investment options. The loan must be at least $1,000 and the maximum loan amount is the greater of: (a) 90% of the first $10,000 of Contract Value minus any withdrawal charge; and (b) 50% of the Contract Value minus any withdrawal charge. The maximum loan amount is $50,000. If loans are outstanding from any other tax-qualified plan, then the maximum loan amount of the contract may be reduced from the amount stated above in order to comply with the maximum loan amount requirements under section 72(p) of the Code. Amounts borrowed from a Market Value Adjustment (“MVA”) account are subject to the same market value adjustment as applies to transfers from the MVA.
Interest will be charged on the loan, in the amount set forth in the contract. This interest is payable to us.
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Loan repayments will first pay any accrued loan interest. The balance will be applied to reduce the outstanding loan balance and will also reduce the amount of the Loan Security Account by the same amount that the outstanding loan balance is reduced. The Loan Security Account is part of the general account and is the sole security for the loan. It is increased with all loan amounts taken and reduced by all repayments of loan principal. The balance of loan repayments, after payment of accrued loan interest, will be credited to the investment options of the Separate Account or the GIA in accordance with the participant’s most recent premium payments allocation on file with us, except that no amount will be transferred to the MVA.
Under section 72(p), if a loan payment is not paid within 90 days after the payment was due, then the entire loan balance plus accrued interest will be in default. In the case of default, the outstanding loan balance plus accrued interest will be deemed a distribution for income tax purposes, and will be reported as such pursuant to Code requirements. At the time of such deemed distribution, interest will continue to accrue until such time as an actual distribution occurs under the contract.
As of January 1, 2009, there are Income Tax Regulations impacting section 403(b) plans, including the requirement that the employer have a written Plan and that the Plan indicate the identity of the providers permitted under the Plan. We are not administrators of section 403(b) Plans; we are providers of annuity contracts authorized under specific Plans. We will exchange required information with the employer and/or authorized plan administrator, upon request. As a result of these regulations and requirements set forth by the employer, we may require additional documentation prior to executing transactions involving contracts issued in connection with section 403(b) plans. These documentation requirements may change from time to time.
Keogh Plans
The Self-Employed Individual Tax Retirement Act of 1962, as amended permitted self-employed individuals to establish “Keoghs” or qualified plans for themselves and their employees. The tax consequences to participants under such a plan depend upon the terms of the plan. In addition, such plans are limited by law with respect to the maximum permissible contributions, distribution dates, nonforfeitability of interests, and tax rates applicable to distributions. In order to establish such a plan, a plan document must be adopted and implemented by the employer, as well as approved by the IRS. Annuity contracts may be funding vehicles under a Keogh plan. We may issue such a contract but specifically are not a plan administrator or plan trustee.
Individual Retirement Annuities
Various sections of the Code permit eligible individuals to contribute to individual retirement programs known as “Traditional IRAs”, “Roth IRAs”, “SEP IRA”, “SARSEP IRA”, “SIMPLE IRA”, and “Deemed IRAs”. Each of these different types of IRAs is subject to limitations on the amount that may be contributed, the timing of contributions, the persons who may be eligible and on the time when distributions shall commence. In addition, distributions from certain other types of qualified plans may be transferred into an IRA. Participant loans are not allowed under IRA contracts. Details about each of these different types of IRAs are included in the respective contract endorsements. If there are IRS or Code charges to the terms of existing endorsements, we may issue replacement endorsements. We will, at all times, administer all IRAs based on the law in existence at the time of each specific administration event.
Corporate Pension and Profit-Sharing Plans
Code section 401(a) permits corporate employers to establish various types of retirement plans for employees.
These retirement plans may permit the purchase of the contracts to provide benefits under the Plan. Contributions to the Plan for the benefit of employees will not be includable in the gross income of the employee until distributed from the Plan. The tax consequences to participants may vary depending upon the particular Plan design. However, the Code places limitations and restrictions on all Plans, including on such items as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with Corporate Pension or Profit-sharing Plans should obtain independent tax advice as to the tax treatment and suitability of such an investment. Annuity contracts may be funding vehicles under these plans. We may issue such a contract but specifically are not a plan administrator or plan trustee.
Deferred Compensation Plans With Respect to Service for State and Local Governments and Tax Exempt Organizations
Code section 457(b) provides for certain deferred compensation plans with respect to service for state and local governments and certain other entities. The contracts may be used in connection with these plans; however, under these plans if issued to tax exempt organizations, the policyholder is the plan sponsor, and the individual participants in the plans are the Annuitants. Under such contracts, the rights of individual plan participants are governed solely by their agreements with the plan sponsor and not by the terms of the contracts. Annuity contracts may be funding vehicles under these plans. We may issue such a contract but specifically are not a plan administrator or plan trustee.
Tax on Surrenders and Withdrawals from Qualified Plans and IRAs
In the case of a withdrawal under a qualified plan or IRA, a ratable portion of the amount received is taxable, generally based on the ratio of the individual’s after-tax cost basis to the individual’s total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a qualified plan. For many qualified plans and IRAs, the individual may have no after-tax contributions and the entire amount received will be taxable. For Roth IRAs, if certain conditions are met regarding holding periods and age of the policyholder, lifetime withdrawals are received without tax.
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Code section 72(t) imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans and IRAs other than Roth IRAs. The penalty is increased to 25% instead of 10% for SIMPLE IRAs if distribution occurs within the first two years of the participation in the SIMPLE IRA. These penalty taxes are in addition to any income tax due on the distribution. To the extent amounts distributed are not includable in gross income no tax penalty will be imposed.
The tax penalty will not apply to the following distributions: (a) if distribution is made on or after the date on which the policyholder or Annuitant (as applicable) reaches age 59½; (b) distributions following the death the policyholder or Annuitant (as applicable); (c) distributions attributable to the policyholder or Annuitant (as applicable) being disabled within the meaning of section 72(m)(7), (d) after separation from service, distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the policyholder or Annuitant (as applicable) or the joint lives (or joint life expectancies) of such policyholder or Annuitant (as applicable) and his or her designated beneficiary; (e) distributions to a policyholder or Annuitant (as applicable) who has separated from service after he has attained age 55; (f) distributions made on account of an IRS levy on the IRA or plan, (g) distributions made to the policyholder or Annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code section 213 to the policyholder or Annuitant (as applicable) for amounts paid during the taxable year for medical care; (h) distributions made to an alternate payee pursuant to a qualified domestic relations order; (i) distributions from an IRA for the purchase of medical insurance (as described in section 213(d)(1)(D) of the Code) for the policyholder and spouse and dependents if the certain conditions are met; (j) distributions from IRAs for certain qualified educational expenses of the policyholder, spouse, children or grandchildren; (k) distributions from IRA for qualified first-time home purchase expenses; (l) distributions from retirement plans to individuals called to active military. The exceptions stated in items (e) and (h) above do not apply in the case of an IRA. The exception stated in item (d) applies to an IRA without the requirement that there be a separation from service. Please note that future legislation or regulations may modify the conditions under which distributions may be received from a qualified plan or IRA without tax penalty.
Generally, distributions from a qualified plan or IRA must commence no later than April 1 of the calendar year following the later of: (a) the year in which the employee attains age 70½ or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to an IRA. The required distribution rules do not apply to Roth IRAs during the policyholder’s lifetime. This commencement date is referred to as the “required beginning date.” Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the required amount not distributed.
The amount that must be distributed is based on Code rules relating to “Required Minimum Distributions.” This RMD takes into consideration the individual’s age, marital status, and account balance, as well as the actuarial value of additional benefits under the contract. The individual will have options regarding computation of the RMD amount; these options are selected at the time that the payments begin.
An individual is required to take distributions from all of his or her retirement accounts; however, if the individual has two or more accounts, the total amount of RMDs can be taken from one of the multiple accounts. For example, if the individual has a traditional IRA and a section 403(b) contract, the individual will have an RMD amount relating to each of these retirement vehicles. The individual can take the total of two RMDs from either or both of the two contracts.
We are required to file an information return with the IRS, with a copy to the participant, of the fair market value of each account. This information return will also indicate if RMDs are required to be taken. We will provide information to each policyholder concerning the RMD computations for his or her annuity contract.
In addition to RMDs during the life of the individual, there are also required after-death distributions. These after-death RMDs apply to all qualified plans and IRAs, including Roth IRAs. The beneficiary of the contract may take payments earlier than provided under these after-death RMD rules, such as immediately after death, but cannot delay receipt of payments after the dates specified under these rules.
Under the after-death RMD rules, if the original policyholder died prior to the required beginning date, and designated a contract beneficiary, then the full account value must be distributed either by the end of the fifth calendar year after the year of the owner’s death or over, if permitted by the Code and IRS, a period of no longer than the life expectancy of the oldest individual beneficiary. If the payments are to be over the life expectancy, the first payment must be received by December 31st of the year following the year of death. If the owner did not name a contract beneficiary or if the beneficiary was a non-natural person (such as an entity or the owner’s estate), then the life expectancy payouts are not permitted and only the five-year rule is permitted.
If the policyholder died after the required beginning date and designed a contract beneficiary, then the maximum payout period is the longer of the life expectancy of the named beneficiary or the remaining life expectancy of the original policyholder. If there was no named contract beneficiary or if the beneficiary was a non-natural person (such as an entity or the owner’s estate), then the only payment permitted is based on the remaining life expectancy of the original policyholder.
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In all cases, if the beneficiary is the surviving spouse, there are special spousal continuation rules under which the spouse can treat the contract as his or her own and delay receiving payments until the spouse attains his or her own required beginning date. Each beneficiary will need to select the death benefit option from among those set forth in the contract which are applicable to the named beneficiary. If an option is not selected, the death benefit, if any, will be paid pursuant to the default death benefit payment option set forth in the contract. No beneficiary will be defaulted to any spousal continuance option.
Seek Tax Advice
The above description of federal income tax consequences of the different types of qualified plans and IRAs which may be funded by the contracts offered by this prospectus is only a brief summary meant to alert you to the issues and is not intended as tax advice. The rules governing the provisions of qualified plans and IRAs are extremely complex and often difficult to comprehend. Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences.
Withholding and Information Reporting
We are required to file information returns with the IRS and state taxation authorities in the event that there is a distribution from your contract that may have tax consequences and in certain other circumstances. In order to comply with our requirements, from time to time, we request that the policyholder or beneficiary provide certain information, including social security number or tax identification number and current address.
In addition to information reporting, we are also required to withhold federal and certain state income taxes on the taxable portion of any amounts received under the contract unless a valid election is made to not have any withholding or in certain other circumstances. An election of no withholding is not permitted if a correct social security number or other taxpayer identification number is not provided or if the IRS advises that withholding is required. Special withholding rules apply to payments made to nonresident aliens.
You are liable for payment of federal income taxes on the taxable portion of any amounts received under the policy. You may be subject to penalties if your withholding or estimated tax payments are insufficient. Certain states also require withholding of state income taxes on the taxable portion of amounts received. State laws differ regarding the procedure by which these amounts are computed and the extent to which a policyholder can elect out of withholding.
In 2004, the Department of Treasury ruled that income received by residents of Puerto Rico under a life insurance policy issued by a United States company is U.S.-source income that is subject to United States Federal income tax. This ruling is also understood to apply to other nonresident alien policyholders. Although the ruling was directed at a life insurance policy, it may also apply to an annuity contract.
Spousal Definition
The Internal Revenue Code provides special provisions relating to a spouse.
As a result of a June 2013 decision by the United States Supreme Court in the case of United States v. Windsor, a portion of the federal “Defense of Marriage Act” was ruled unconstitutional. The prior section had provided that federal statutes could not recognize same-sex marriages. With this decision striking down the prior law, valid same-sex marriages are now recognized under federal law and any options afforded by the federal tax law to a spouse under Section 72(s) and 401(a)(9) of the Internal Revenue Code are now available to all spouses, including same-sex spouses.
On August 29, 2013, the Internal Revenue Service (“IRS”) clarified its position regarding same-sex marriages for all federal tax purposes. If a couple is married in a jurisdiction (including foreign country) that permits same-sex marriage, that marriage will be recognized for all federal tax purposes regardless of the state law in the jurisdiction where the couple resides. The IRS further indicated that civil unions and registered domestic partnerships are not marriages for federal tax purposes.
On April 4, 2014, the IRS issued Notice 2014-19, further providing guidance on the application and retroactive application of the Windsor decision to qualified retirement plans. To the extent that this annuity contract has been issued in connection with such a qualified retirement plan, the Notice should be reviewed by the Plan Administrator, to determine whether a Plan Amendment is needed. Notice 2014-19 does not impact non-qualified annuity contracts or contracts issued in connection with Individual Retirement Accounts.
The 2013 action by the IRS and the United States Supreme Court does not impact state laws. Thus, for state law purposes, a couple will only be married if permitted under that state’s laws. Thus, a couple could be married for federal tax purposes but not for state law purposes.
Please note that further legal developments may occur that would impact same-sex civil union couples, domestic partners and spouses. All individuals should contact their tax advisors regarding their personal tax situations.
GMWB Features
There are outstanding tax questions relating to taxation of payments made after the contract value reaches zero. Until the IRS issues guidance on the issue, we will treat payments under non-qualified contracts as withdrawals. Similarly for IRA and qualified contracts, we will apply the non-annuity rules for determining minimum required distributions, meaning that a percentage of the value of all benefits under the contract will need to be withdrawn each year. The value may have to include the value of enhanced death benefits and other optional contract provisions such as any GMWB rider itself. Consult a tax advisor.
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Federal Estate, Gift and Generation-Skipping Transfer Taxes
While no attempt is being made to discuss in detail the federal estate tax implications of the contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary who survives the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.
Under certain circumstances, the Code may impose a generation-skipping (“GST”) tax when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.
For 2014, the federal estate tax, gift tax, and GST tax exemptions and maximum rates are $5,340,000 and 40%, respectively.
The potential application of these taxes underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and those of your beneficiaries under all possible scenarios.
Medicare Tax
Beginning in 2013, distributions from non-qualified annuity policies will be considered “investment income” for purposes of the newly enacted Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g. earnings) to individuals whose income exceeds certain threshold amounts. Please consult a tax advisor for more information.
Foreign Tax Credits
We may benefit from any foreign tax credits attributable to taxes paid by certain underlying funds to foreign jurisdictions to the extent permitted under Federal tax law.
Annuity purchases by nonresident aliens and foreign corporations
The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, such purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser’s country of citizenship or residence. Additional withholding may occur with respect to entity purchasers (including foreign corporations, partnerships, and trusts) that are not U.S. residents. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to an annuity contract purchase.
Sales of Variable Accumulation Contracts

PHL Variable has designated 1851 Securities, Inc. (“1851”) to serve as the principal underwriter and distributor of the securities offered through this Prospectus, pursuant to the terms of a distribution agreement. 1851, an affiliate of PHL Variable, also acts as the principal underwriter and distributor of other variable annuity contracts and variable life insurance policies issued by PHL Variable and its affiliated companies. PHL Variable or an affiliate reimburses 1851 for expenses 1851 incurs in distributing the Contracts (e.g. commissions payable to retail broker-dealers who sell the Contracts). 1851 does not retain any fees under the Contracts; however, 1851 may receive 12b-1 fees from the underlying funds.
1851’s principal executive offices are located at One American Row, PO Box 5056, Hartford, CT 06102-5056. 1851 is registered as a broker-dealer with the Securities and Exchange Commission (“SEC”) under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the Financial Industry Regulatory Authority (“FINRA”).
1851 and PHL Variable enter into selling agreements with broker-dealers who are registered with the SEC and are members of FINRA, and with entities that may offer the Contracts but are exempt from registration. Applications for the Contract are solicited by registered representatives who are associated persons of such broker-dealer firms. Such representatives act as appointed agents of PHL Variable under applicable state insurance law and must be licensed to sell variable insurance products. PHL Variable has offered the Contract in jurisdictions where it is licensed to do business and where the Contract is approved. 1851 is contracted to offer the Contracts on a continuous basis.
On September 15, 2010, 1851 became the principal underwriter and distributor for the SEC registered products.
Compensation
Broker-dealers who have selling agreements with 1851 and PHL Variable are paid compensation for the promotion and sale of the Contracts. Registered representatives who solicit sales of the Contract typically receive a portion of the compensation payable to the broker-dealer firm, depending on the agreement between the firm and the registered representative. A broker-dealer firm or registered representative of a firm may receive different compensation for selling one product over another and/or may be inclined to favor or disfavor one product provider over another product provider due to differing compensation rates.
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We generally pay compensation as a percentage of purchase payments invested in the Contract. Alternatively, we may pay lower compensation on purchase payments but pay periodic asset-based compensation in all or some years based on all or a portion of the Contract Value. The amount and timing of compensation may vary depending on the selling agreement and the payment option selected by the broker- dealer and/or the registered representative but is not expected to exceed 8.0% of purchase payments if up-front compensation is paid to registered representatives and up to 2.5% annually of contract value (if asset based compensation is paid).
To the extent permitted by FINRA rules, overrides and promotional incentives or cash and non-cash payments also may be provided to such broker-dealers based on sales volumes, the assumption of wholesaling functions, or other sales-related criteria. Additional payments may be made for other services not directly related to the sale of the contract, including the recruitment and training of personnel, production of promotional literature and similar services.
This Contract does not assess a front-end sales charge, so you do not directly pay for sales and distribution expenses. Instead, you indirectly pay for sales and distribution expenses through the overall charges and fees assessed under the Contract. For example, any profits PHL Variable may realize through assessing the mortality and expense risk charge under your Contract may be used to pay for sales and distribution expenses. PHL Variable may also pay for sales and distribution expenses out of any payments PHL Variable or 1851 may receive from the underlying funds for providing administrative, marketing and other support and services to the underlying funds. If your Contract assesses a surrender charge, proceeds from this charge may be used to reimburse PHL Variable for sales and distribution expenses. No additional sales compensation is paid if you select any optional benefits under your Contract.
We have unique arrangements for compensation with select broker-dealer firms based on the firm’s aggregate or anticipated sales of contracts or other factors. We enter into such arrangements at our discretion and we may negotiate customized arrangements with firms based on various criteria. As such, special compensation arrangements are not offered to all broker-dealer firms. Compensation payments made under such arrangements will not result in any additional charge to you.
State Regulation

We are subject to the provisions of the Connecticut insurance laws applicable to life insurance companies and to regulation and supervision by the Connecticut Superintendent of Insurance. We also are subject to the applicable insurance laws of all the other states and jurisdictions in which it does an insurance business.
State regulation of PHL Variable includes certain limitations on the investments, which may be made for its General Account and separate accounts, including the Separate Account. It does not include, however, any supervision over the investment policies of the Separate Account.
Reports

Reports showing the contract value will be furnished to you at least annually.
Voting Rights

As stated above, all of the assets held in an available investment option will be invested in shares of a corresponding series of the funds. We are the legal owner of those shares and, as such, have the right to vote to elect the Board of Trustees of the funds, to vote upon certain matters that are required by the 1940 Act to be approved or ratified by the shareholders of a mutual fund and to vote upon any other matter that may be voted upon at a shareholders’ meeting.
We will send you or, if permitted by law, make available electronically, proxy material, reports and other materials relevant to the investment options in which you have a voting interest. In order to vote you must complete the proxy form and return it with your voting instructions. You may also be able to vote your interest by telephone or over the Internet if such instructions are included in the proxy material. We will vote all of the shares we own on your behalf, in accordance with your instructions. We will vote the shares for which we do not receive instructions, and any other shares we own, in the same proportion as the shares for which we do receive instructions. This process may result in a small number of contract owners controlling the vote.
In the future, to the extent applicable federal securities laws or regulations permit us to vote some or all shares of the fund in its own right, we may elect to do so.
Matters on which owners may give voting instructions may include the following: (1) election or removal of the Board of Trustees of a fund; (2) ratification of the independent accountant for a fund; (3) approval or amendment of the investment advisory agreement for the series of the fund corresponding to the owner’s selected investment option(s); (4) any change in the fundamental investment policies or restrictions of each such series; and (5) any other matter requiring a vote of the shareholders of a fund. With respect to amendment of any investment advisory agreement or any change in a series’ fundamental investment policy, owners participating in such series will vote separately on the matter. The number of votes that you have the right to cast will be determined by applying your percentage interest
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in an investment option to the total number of votes attributable to the investment option. In determining the number of votes, fractional shares will be recognized. The number of votes for which you may give us instructions will be determined as of the record date for fund shareholders chosen by the Board of Trustees of a fund.
PHL Variable – Legal Proceedings

Litigation and arbitration
The Company is regularly involved in litigation and arbitration, both as a defendant and as a plaintiff. The litigation and arbitration naming the Company as a defendant ordinarily involves our activities as an insurer, employer, investor, investment advisor or taxpayer.
It is not feasible to predict or determine the ultimate outcome of all legal or arbitration proceedings or to provide reasonable ranges of potential losses. Management of the Company believes that the outcome of our litigation and arbitration matters are not likely, either individually or in the aggregate, to have a material adverse effect on the financial condition of the Company. However, given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation and arbitration, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on the results of operations or cash flows in particular quarterly or annual periods.
SEC Cease-and-Desist Order
See the subsection entitled “Information About Restatement of the Company’s U.S. GAAP Financial Statements and Delayed SEC Filings” within the section entitled “Financial Statements,” above, for additional information regarding the SEC Cease-and-Desist Order, as amended.
Cases Brought by Policy Investors
On June 5, 2012, Wilmington Savings Fund Society, FSB, as successor in interest to Christiana Bank & Trust Company and as trustee of 60 unnamed trusts, filed suit against Phoenix, Phoenix Life and PHL Variable in the United States District Court for the Central District of California; the case was later transferred to the District of Delaware (C.A. No. 13-499-RGA) by order dated March 28, 2013. After the plaintiffs twice amended their complaint, and dropped Phoenix as a defendant and dropped one of the plaintiff Trusts, the court issued an order on April 9, 2014 dismissing seven of the ten counts, and partially dismissing two more, with prejudice. The court dismissed claims alleging that Phoenix Life and PHL Variable committed RICO violations and fraud by continuing to collect premiums while concealing an intent to later deny death claims. The claims that remain in the case seek a declaration that the policies at issue are valid, and damages relating to cost of insurance (“COI”) increases. We believe we have meritorious defenses against this lawsuit and we intend to vigorously defend against these claims. The outcome of this litigation and any potential losses are uncertain.
On August 2, 2012, Lima LS PLC filed a complaint against Phoenix, Phoenix Life, PHL Variable, James D. Wehr, Philip K. Polkinghorn, Edward W. Cassidy, Dona D. Young and other unnamed defendants in the United States District Court for the District of Connecticut (Case No. CV12-01122). On July 1, 2013, the defendants’ motion to dismiss the complaint was granted in part and denied in part. Thereafter, on July 31, 2013, the plaintiff served an amended complaint against the same defendants, with the exception that Mr. Cassidy was dropped as a defendant. The plaintiffs allege that Phoenix Life promoted certain policy sales knowing that the policies would ultimately be owned by investors and then challenging the validity of these policies or denying claims submitted on these policies. Plaintiffs are seeking damages, including punitive and treble damages, attorneys’ fees and a declaratory judgment. We believe we have meritorious defenses against this lawsuit and we intend to vigorously defend against these claims. The outcome of this litigation and any potential losses are uncertain.
Cost of Insurance Cases
On November 18, 2011, Martin Fleisher and another plaintiff (the “Fleisher Litigation”), on behalf of themselves and others similarly situated, filed suit against Phoenix Life in the United States District Court for the Southern District of New York (C.A. No. 1:11-cv-08405-CM-JCF (U.S. Dist. Ct; S.D.N.Y.)) challenging COI rate adjustments implemented by Phoenix Life in 2010 and 2011, which Phoenix Life maintains were based on policy language permitting such adjustments. By order dated July 12, 2013, two separate classes were certified in the Fleisher Litigation; by subsequent order dated August 26, 2013, the court decertified one of the classes. The complaint seeks damages for breach of contract. The class certified in the court’s July 12, 2013 order, as limited by the court’s August 26, 2013 order, is limited to holders of Phoenix Life policies issued in New York subject to New York law and subject to Phoenix Life’s 2011 COI rate adjustment. By order dated April 29, 2014, the court denied Martin Fleisher’s motion for summary judgment in the Fleisher Litigation in its entirety, while granting in part and denying in part Phoenix Life’s motion for summary judgment.
Phoenix Life’s subsidiary, PHL Variable, has been named as a defendant in six actions challenging its COI rate adjustments implemented concurrently with the Phoenix Life adjustments. Five cases have been brought against PHL Variable, while one case has been brought against PHL Variable and Phoenix Life. These six cases, only one of which is styled as a class action, have been brought by (1) Tiger Capital LLC (C.A. No. 1:12-cv- 02939-CM-JCF; U.S. Dist. Ct; S.D.N.Y., complaint filed on March 14, 2012; the “Tiger Capital Litigation”); (2-5) U.S. Bank National Association, as securities intermediary for Lima Acquisition LP ((2: C.A. No. 1:12-cv-06811-CM-JCF; U.S. Dist. Ct; S.D.N.Y., complaint filed on November 16, 2011; 3: C.A. No. 1:13-cv-01580-CM-JCF; U.S. Dist. Ct; S.D.N.Y., complaint filed on March 8, 2013; collectively, the “U.S. Bank N.Y. Litigations”); (4: C.A. No. 3:14-cv-00555-WWE; U.S. Dist. Ct; D. Conn., complaint originally filed on March 6, 2013, in the District of Delaware and transferred by order dated April 22, 2014, to the District of Connecticut;
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and 5: C.A. No. 3:14-cv-01398-WWE, U.S. Dist. Ct; D. Conn., complaint filed on September 23, 2014, and amended on October 16, 2014, to add Phoenix Life as a defendant (collectively the “U.S. Bank Conn. Litigations”)) and (6) SPRR LLC (C.A. No. 1:14-cv-8714; U.S. Dist. Ct.; S.D.N.Y., complaint filed on October 31, 2014; the “SPRR Litigation”). SPRR LLC filed suit against PHL Variable, on behalf of itself and others similarly situated, challenging COI rate adjustments implemented by PHL Variable in 2011.
The Tiger Capital Litigation and the two U.S. Bank N.Y. Litigations were assigned to the same judge as the Fleisher Litigation, and discovery in these four actions has concluded. By orders in both U.S. Bank N.Y. Litigations dated May 23, 2014, the court denied U.S. Bank’s motions for summary judgment in their entirety, while granting in part and denying in part PHL Variable’s motions for summary judgment. U.S. Bank moved for reconsideration of the court’s summary judgment decisions in the U.S. Bank N.Y. Litigations, which the court denied by orders dated June 4, 2014. By order in the Tiger Capital Litigation dated July 23, 2014, the court denied Tiger Capital’s motion for summary judgment in its entirety, while granting in part and denying in part PHL Variable’s motion for summary judgment. Plaintiff in the Tiger Capital Litigation seeks damages for breach of contract. Plaintiff in the U.S. Bank N.Y. Litigations and the U.S. Bank Conn. Litigations seeks damages and attorneys’ fees for breach of contract and other common law and statutory claims. The plaintiff in the SPRR Litigation seeks damages for breach of contract for a nationwide class of policyholders.
By letter dated October 1, 2014, the U.S. District Court for the Southern District of New York consolidated the Fleisher Litigation, the Tiger Capital Litigation, and the U.S. Bank N.Y. Litigations for trial, which is expected to begin on March 9, 2015.
Complaints to state insurance departments regarding PHL Variable’s COI rate adjustments have also prompted regulatory inquiries or investigations in several states, with two of such states (California and Wisconsin) issuing letters directing PHL Variable to take remedial action in response to complaints by a single policyholder. PHL Variable disagrees with both states’ positions and, on April 30, 2013, Wisconsin commenced an administrative hearing to obtain a formal ruling on its position (Office of the Commissioner of Insurance Case No. 13- C35362). By order dated October 16, 2014, an administrative law judge granted in part and denied in part the Office of the Commissioner of Insurance’s motion for summary judgment relating to seven policies subject to PHL Variable’s 2010 COI rate adjustment and authorized restitution. The regulatory process is ongoing and the administrative law judge has not entered an order at this time. PHL Variable does not expect that any order would be material.
Phoenix Life and PHL Variable believe that they have meritorious defenses against all of these lawsuits and regulatory directives and intend to vigorously defend against them, including by appeal if necessary. The outcome of these matters is uncertain and any potential losses cannot be reasonably estimated.
Regulatory matters
State regulatory bodies, the SEC, the Financial Industry Regulatory Authority (“FINRA”), the IRS and other regulatory bodies regularly make inquiries of us and, from time to time, conduct examinations or investigations concerning our compliance with laws and regulations related to, among other things, our securities offerings and registered products. We endeavor to respond to such inquiries in an appropriate way and to take corrective action if warranted. Further, Phoenix is providing to the SEC certain information and documentation regarding the restatement of its prior period financial statements and the staff of the SEC has indicated to Phoenix that the matter remains subject to further investigation and potential further regulatory action. We cannot predict the outcome of any of such investigations or actions related to these or other matters.
Regulatory actions may be difficult to assess or quantify. The nature and magnitude of their outcomes may remain unknown for substantial periods of time. It is not feasible to predict or determine the ultimate outcome of all pending inquiries, investigations, legal proceedings and other regulatory actions, or to provide reasonable ranges of potential losses. Based on current information, we believe that the outcomes of our regulatory matters are not likely, either individually or in the aggregate, to have a material adverse effect on our financial condition. However, given the inherent unpredictability of regulatory matters, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on our financial statements in particular quarterly or annual periods.
State Insurance Department Examinations
During 2012 and 2013, the Connecticut Insurance Department conducted its routine financial and market conduct examinations of the Company and two other Connecticut-domiciled insurance affiliates. A financial examination report from the Connecticut Insurance Department was issued on May 28, 2014. We expect to receive final market conduct examination reports in 2014.
Unclaimed Property Inquiries
In late 2012, Phoenix and the Company and their affiliates received separate notices from Unclaimed Property Clearing House (“UPCH”) and Kelmar Associates, LLC (“Kelmar”) that UPCH and Kelmar had been authorized by the unclaimed property administrators in certain states to conduct unclaimed property audits. The audits began in 2013 and are being conducted on the Phoenix enterprise with a focus on death benefit payments; however, all amounts owed by any aspect of the Phoenix enterprise are also a focus. This includes any payments to vendors, brokers, former employees and shareholders. UPCH represents 32 states and the District of Columbia and Kelmar represents seven states.
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Subsequent Event

  (updates note “18. Subsequent Events” in the financial statements for PHL Variable Insurance Company contained in the Statement of Additional Information)
On October 1, 2014, A. M. Best affirmed its financial strength ratings of B (Fair) and issuer credit ratings of “bb+” for Phoenix Life and PHL Variable. They also affirmed the issuer credit ratings and senior debt ratings of “b” of Phoenix. The financial strength ratings continue to have a stable outlook and the issuer credit ratings retain a negative outlook.
SAI Table of Contents

The SAI contains more specific information and financial statements relating to the Separate Account and PHL Variable Insurance Company. The Table of Contents of the SAI is set forth below:
❖	PHL Variable Insurance Company
❖	Underwriter
❖	Services
❖	Information Sharing Agreements
❖	Performance History/Calculation of Yield and Return
❖	Calculation of Annuity Payments
❖	Financial Support Arrangement
❖	Experts
❖	Separate Account Financial Statements
❖	Company Financial Statements
Contract owner inquiries and requests for an SAI should be directed, in writing, to our Annuity Operations Division, or by calling us at 800/541-0171.

* This is intended as an inactive textual reference only.
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APPENDIX A – Investment Options

Please note: This information is intended to provide a brief summary of each fund’s investment objective and advisor information. For more detailed information regarding each fund you should consult the fund prospectus which can be found on our website, www.phoenixwm.com*, or requested by writing to us at PO Box 8027, Boston, MA 02266-8027 or calling 1-800-541-0171. Not all funds listed here may be currently offered or available with your product. Please refer to the footnotes below and page one of your product prospectus for a list of the funds available with your product.
Fund Name	Investment Objective	Investment Advisor / Subadvisor
Alger Capital Appreciation Portfolio[1,2]	Long term capital appreciation	Fred Alger Management, Inc.
AllianceBernstein VPS Balanced Wealth Strategy Portfolio	To maximize total return consistent with the Adviser’s determination of reasonable risk	AllianceBernstein L.P.
Calvert VP S&P MidCap 400 Index Portfolio	Seeks investment results that correspond to the total return performance of U.S. common stocks, as represented by the S&P MidCap 400 Index	Calvert Investment Management, Inc.
		Subadvisor:	Ameritas Investment Partners, Inc. [3]
Deutsche Equity 500 Index VIP [4]	Seeks to replicate, as closely as possible, before the deduction of expenses, the performance of the Standard & Poor’s 500 Composite Stock Price Index, which emphasizes stocks of large US companies	Deutsche Investment Management Americas Inc.
		Subadvisor:	Northern Trust Investments, Inc.
Deutsche Small Cap Index VIP [5]	Seeks to replicate, as closely as possible, before the deduction of expenses, the performance of the Russell 2000® Index, which emphasizes stocks of small US companies	Deutsche Investment Management Americas Inc.
		Subadvisor:	Northern Trust Investments, Inc.
Federated Fund for U.S. Government Securities II	Current income by investing primarily in U.S. government and government agency securities and mortgage-backed securities.	Federated Investment Management Company
Federated High Income Bond Fund II	High current income by investing in a professionally managed, diversified portfolio of fixed-income securities	Federated Investment Management Company
Federated Prime Money Fund II	Current income consistent with stability of principal and liquidity	Federated Investment Management Company
Fidelity ® VIP Contrafund® Portfolio	Long-term capital appreciation	Fidelity Management & Research Company
		Subadvisor:	FMR Co., Inc.
Fidelity ® VIP Growth Opportunities Portfolio	Capital growth	Fidelity Management & Research Company
		Subadvisor:	FMR Co., Inc.
Fidelity ® VIP Growth Portfolio	Capital appreciation	Fidelity Management & Research Company
		Subadvisor:	FMR Co., Inc.
Fidelity ® VIP Investment Grade Bond Portfolio	As high a level of current income as is consistent with the preservation of capital	Fidelity Management & Research Company
		Subadvisor:	Fidelity Investments Money Management, Inc.
Franklin Flex Cap Growth VIP Fund [6]	Seeks capital appreciation. Under normal market conditions, the fund invests predominantly in equity securities of companies that the investment manager believes have the potential for capital appreciation.	Franklin Advisers, Inc.
Franklin Income VIP Fund [7]	Seeks to maximize income while maintaining prospects for capital appreciation. Under normal market conditions, the fund invests in both equity and debt securities.	Franklin Advisers, Inc.
Franklin Mutual Shares VIP Fund [8]	Seeks capital appreciation with income as a secondary goal. Under normal market conditions, the fund invests primarily in U.S. and foreign equity securities that the investment manager believes are undervalued.	Franklin Mutual Advisers, LLC
Guggenheim VT Long Short Equity Fund[1,2,9]	Seeks long-term capital appreciation.	Guggenheim Investments
Ibbotson Aggressive Growth ETF Asset Allocation Portfolio	Capital appreciation	ALPS Advisors, Inc.
		Subadvisor:	Ibbotson Associates, Inc.
Ibbotson Balanced ETF Asset Allocation Portfolio	Capital appreciation and some current income	ALPS Advisors, Inc.
		Subadvisor:	Ibbotson Associates, Inc.
Ibbotson Growth ETF Asset Allocation Portfolio	Capital appreciation	ALPS Advisors, Inc.
		Subadvisor:	Ibbotson Associates, Inc.
Ibbotson Income and Growth ETF Asset Allocation Portfolio	Current income and capital appreciation	ALPS Advisors, Inc.
		Subadvisor:	Ibbotson Associates, Inc.
Invesco V.I. American Franchise Fund	Capital growth	Invesco Advisers, Inc.
Invesco V.I. Equity and Income Fund	Capital appreciation and current income	Invesco Advisers, Inc.
Invesco V.I. Core Equity Fund[1,2]	Long term growth of capital	Invesco Advisers, Inc.
Invesco V.I. Mid Cap Core Equity Fund[1,2]	Long term growth of capital	Invesco Advisers, Inc.

Fund Name	Investment Objective	Investment Advisor / Subadvisor
Lazard Retirement U.S. Small-Mid Cap Equity Portfolio[1,2]	Long term capital appreciation	Lazard Asset Management LLC
Lord Abbett Series Fund Bond Debenture Portfolio	High current income and the opportunity for capital appreciation to produce a high total return	Lord, Abbett & Co. LLC
Lord Abbett Series Fund Growth and Income Portfolio	Long-term growth of capital and income without excessive fluctuations in market value	Lord, Abbett & Co. LLC
Lord Abbett Series Fund Mid Cap Stock Portfolio	Capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace	Lord, Abbett & Co. LLC
Neuberger Berman Advisors Management Trust Guardian Portfolio	Long term growth of capital; current income is a secondary goal	Neuberger Berman Management LLC
		Subadvisor:	Neuberger Berman LLC
Neuberger Berman Advisors Management Trust Small Cap Growth Portfolio	Long term capital growth; the Portfolio Manager also may consider a company’s potential for current income prior to selecting it for the Fund.	Neuberger Berman Management LLC
		Subadvisor:	Neuberger Berman LLC
Oppenheimer Capital Appreciation Fund/VA	Capital appreciation	OFI Global Asset Management, Inc..
		Subadvisor:	OppenheimerFunds, Inc.
Oppenheimer Global Fund/VA	Capital appreciation	OFI Global Asset Management, Inc..
		Subadvisor:	OppenheimerFunds, Inc.
Oppenheimer Main Street Small Cap Fund® / VA	Capital appreciation	OFI Global Asset Management, Inc..
		Subadvisor:	OppenheimerFunds, Inc.
PIMCO VIT CommodityRealReturn® Strategy Portfolio	Maximum real return consistent with prudent investment management.	Pacific Investment Management Company LLC
PIMCO VIT Real Return Portfolio	Maximum real return, consistent with preservation of real capital and prudent investment management.	Pacific Investment Management Company LLC
PIMCO VIT Total Return Portfolio	Maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Investment Management Company LLC
Rydex VT Inverse Government Long Bond Strategy Fund[1,2]	Seeks to provide total returns that inversely correlate, before fees and expenses, to the price movements of a benchmark for U.S. Treasury debt instruments or futures contracts on a specified debt instrument on a daily basis. The fund’s current benchmark is the daily price movement of the Long Treasury Bond. The Long Treasury Bond is the U.S. Treasury bond with the longest maturity, which is currently 30 years. The price movement of the Long Treasury Bond is based on the daily price change of the most recently issued Long Treasury Bond. The fund does not seek to achieve its investment objective over a period of time greater than one day.	Guggenheim Investments
Rydex VT Nova Fund[1,2]	Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The fund’s current benchmark is 150% of the performance of the S&P 500 Index. The fund does not seek to achieve its investment objective over a period of time greater than one day.	Guggenheim Investments
Sentinel Variable Products Balanced Fund	Seeks a combination of growth of capital and current income, with relatively low risk and relatively low fluctuations in value	Sentinel Asset Management, Inc.
Sentinel Variable Products Bond Fund	Seeks high current income while seeking to control risk	Sentinel Asset Management, Inc.
Sentinel Variable Products Common Stock Fund	Seeks a combination of growth of capital, current income, growth of income and relatively low risk as compared with the stock market as a whole	Sentinel Asset Management, Inc.
Sentinel Variable Products Mid Cap Fund	Seeks growth of capital	Sentinel Asset Management, Inc.
Sentinel Variable Products Small Company Fund	Seeks growth of capital	Sentinel Asset Management, Inc.
Templeton Developing Markets VIP Fund [10]	Seeks long-term capital appreciation. Under normal market conditions, the fund invests at least 80% of its net assets in emerging markets investments.	Templeton Asset Management Ltd.
Templeton Foreign VIP Fund [11]	Seeks long-term capital growth. Under normal market conditions, the fund invests at least 80% of its net assets in investments of issuers located outside the U.S., including those in emerging markets.	Templeton Investment Counsel, LLC

Fund Name	Investment Objective	Investment Advisor / Subadvisor
Templeton Growth VIP Fund [12]	Seeks long-term capital growth. Under normal market conditions, the fund invests predominantly in equity securities of companies located anywhere in the world, including emerging markets.	Templeton Global Advisors Limited
Virtus Capital Growth Series	Long-term growth of capital.	Virtus Investment Advisers, Inc.
		Subadvisor:	New Fleet Asset Management LLC[7]
Virtus Growth & Income Series	Capital appreciation and current income	Virtus Investment Advisers, Inc.
		Subadvisor:	Euclid Advisors LLC
Virtus International Series	High total return consistent with reasonable risk	Virtus Investment Advisers, Inc.
		Subadvisor:	Aberdeen Asset Management Inc.
Virtus Multi-Sector Fixed Income Series	Long-term total return	Virtus Investment Advisers, Inc.
		Subadvisor:	New Fleet Asset Management LLC[8]
Virtus Real Estate Securities Series	Capital appreciation and income with approximately equal emphasis	Virtus Investment Advisers, Inc.
		Subadvisor:	Duff & Phelps Investment Management Company
Virtus Small-Cap Growth Series	Long-term capital growth	Virtus Investment Advisers, Inc.
		Subadvisor:	Kayne Anderson Rudnick Investment Management LLC
Virtus Small-Cap Value Series	Long-term capital appreciation.	Virtus Investment Advisers, Inc.
		Subadvisor:	Kayne Anderson Rudnick Investment Management LLC
Virtus Strategic Allocation Series	High total return over an extended period of time consistent with prudent investment risk	Virtus Investment Advisers, Inc.
		Subadvisor(s):	Euclid Advisors LLC (equity portion) and New Fleet Asset Management LLC (fixed income portion)
Wanger International	Long-term growth of capital	Columbia Wanger Asset Management, LLC
Wanger International Select	Long-term growth of capital	Columbia Wanger Asset Management, LLC
Wanger Select	Long-term growth of capital	Columbia Wanger Asset Management, LLC
Wanger USA	Long-term growth of capital	Columbia Wanger Asset Management, LLC
[1]	This fund was closed to new investors on May 1, 2006.
[2]	Contract/policy owners who had value allocated to a fund before its applicable closure date, the following restrictions apply: (1) only regular premium payments are allowed into the fund; (2) no transfers from other funds are allowed into the fund; (3) existing allocation percentages may only be reduced and the fund may not be added to an allocation schedule; (4) existing DCA percentages may only be reduced and the fund may not be added to a DCA allocation schedule; and (5) existing rebalancing percentages may only be reduced and the fund may not be added to the rebalancing allocation schedule.
[3]	Subadvisor name change effective April 30, 2013. Previously known as Summit Investment Advisors, Inc.
[4]	Name change effective August 11, 2014. Previously known as DWS Equity 500 Index VIP.
[5]	Name change effective August 11, 2014. Previously known as DWS Small Cap Index VIP.
[6]	Name change effective May 1, 2014. Previously known as Franklin Flex Cap Growth Securities Fund.
[7]	Name change effective May 1, 2014. Previously known as Franklin Income Securities Fund.
[8]	Name change effective May 1, 2014. Previously known as Mutual Shares Securities Fund.
[9]	Name change effective October 30, 2013. Previously known as Guggenheim U.S. Long Short Momentum Fund.
[10]	Name change effective May 1, 2014. Previously known as Templeton Developing Markets Securities Fund.
[11]	Name change effective May 1, 2014. Previously known as Templeton Foreign Securities Fund.
[12]	Name change effective May 1, 2014. Previously known as Templeton Growth Securities Fund.
*	This is intended as an inactive textual reference only.

APPENDIX B – Deductions for Taxes – Qualified and Non-qualified Annuity Contracts

State	Upon Premium Payment	Upon Annuitization	Non-qualified	Qualified
California		X	2.35%	0.50%
Florida[3]		X	1.00	1.00
Maine	X		2.00
Nevada		X	3.50
South Dakota	X		1.25 [1]
Texas		X	0.04 [2]	0.04
West Virginia		X	1.00	1.00
Wyoming		X	1.00
Commonwealth of Puerto Rico		X	1.00	1.00
NOTE:	The above tax deduction rates are as of January 1, 2014. No tax deductions are made for states not listed above. However, tax statutes are subject to amendment by legislative act and to judicial and administrative interpretation, which may affect both the above lists of states and the applicable tax rates. Consequently, we reserve the right to deduct tax when necessary to reflect changes in state tax laws or interpretation.
For a more detailed explanation of the assessment of taxes, see “Deductions and Charges—Tax.”
[1]	South Dakota law exempts premiums received on qualified contracts from premium tax. Additionally, South Dakota law provides a lower rate of 0.8% that applies to premium payments received in excess of $500,000 in a single calendar year.
[2]	Texas charges an insurance department “maintenance fee” of .04% on annuity considerations, but the department allows this to be paid upon annuitization.
[3]	Florida, while imposing a tax, grants exemption from the tax if the insurer can show the savings from the exemption is passed on to Florida policy owners.
B-1

APPENDIX C – Accumulation Unit Values

The following tables give the historical unit values for a single share of each of the available subaccounts. More information can be obtained in the Statement of Additional Information (“SAI”). You may obtain a copy of the SAI free of charge by calling 800/541-0171 or by writing to:
PHL Variable Insurance Company
Annuity Operations Division
PO Box 8027
Boston, MA 02266-8027
Death Benefit Option 1 Contracts
Subaccount	Subaccount Unit Value Beginning of Period	Subaccount Unit Value End of Period	Units Outstanding at End of Period (Thousands)
Calvert VP S&P MidCap 400 Index Portfolio – Class I Shares**
From 01/01/2008 * To 12/31/2008	N/A	-	-
From 01/01/2009 To 12/31/2009	-	-	-
From 01/01/2010 To 12/31/2010	$ 0.941	$1.171	12
From 01/01/2011 To 12/31/2011	$ 1.171	$1.131	12
From 01/01/2012 To 12/31/2012	$ 1.131	$1.311	12
From 01/01/2013 To 12/31/2013	$ 1.311	$1.720	32
Deutsche Equity 500 Index VIP - Class A**
From 01/01/2007* To 12/31/2007	N/A	-	-
From 03/21/2008 To 12/31/2008	-	-	-
From 01/01/2009 To 12/31/2009	-	-	-
From 01/01/2010 To 12/31/2010	-	-	-
From 01/01/2011 To 12/31/2011	-	-	-
From 01/01/2012 To 12/31/2012	-	-	-
From 01/01/2013 To 12/31/2013	-	-	-
Deutsche Small Cap Index VIP - Class A**
From 01/01/2008 * To 12/31/2008	N/A	-	-
From 01/01/2009 To 12/31/2009	-	-	-
From 01/01/2010 To 12/31/2010	-	-	-
From 01/01/2011 To 12/31/2011	-	-	-
From 01/01/2012 To 12/31/2012	-	-	-
From 01/01/2013 To 12/31/2013	$ 1.243	$1.703	5
Federated Fund for U.S. Government Securities II
From 01/01/2007* To 12/31/2007	N/A	$1.041	117
From 01/01/2008 To 12/31/2008	$ 1.041	$1.073	128
From 01/01/2009 To 12/31/2009	$ 1.073	$1.115	128
From 01/01/2010 To 12/31/2010	$ 1.115	$1.159	93
From 01/01/2011 To 12/31/2011	$ 1.159	$1.211	167
From 01/01/2012 To 12/31/2012	$ 1.211	$1.232	36
From 01/01/2013 To 12/31/2013	$ 1.232	$1.193	26
Federated High Income Bond Fund II – Primary Shares
From 01/01/2007* To 12/31/2007	N/A	$0.981	61
From 01/01/2008 To 12/31/2008	$ 0.981	$0.717	151
From 01/01/2009 To 12/31/2009	$ 0.717	$1.083	165
From 01/01/2010 To 12/31/2010	$ 1.083	$1.228	136
From 01/01/2011 To 12/31/2011	$ 1.228	$1.276	190
From 01/01/2012 To 12/31/2012	$ 1.276	$1.445	123
From 01/01/2013 To 12/31/2013	$ 1.445	$1.528	127
C-1

Subaccount	Subaccount Unit Value Beginning of Period	Subaccount Unit Value End of Period	Units Outstanding at End of Period (Thousands)
Federated Prime Money Fund II
From 01/01/2010* To 12/31/2010	N/A	$0.988	3,759
From 01/01/2011 To 12/31/2011	$ 0.988	$0.977	3,525
From 01/01/2012 To 12/31/2012	$ 0.977	$0.965	3,268
From 01/01/2013 To 12/31/2013	$ 0.965	$0.953	3,610
Fidelity ® VIP Contrafund® Portfolio – Service Class
From 01/01/2007* To 12/31/2007	N/A	$1.081	253
From 01/01/2008 To 12/31/2008	$ 1.081	$0.613	544
From 01/01/2009 To 12/31/2009	$ 0.613	$0.822	666
From 01/01/2010 To 12/31/2010	$ 0.822	$0.951	612
From 01/01/2011 To 12/31/2011	$ 0.951	$0.915	844
From 01/01/2012 To 12/31/2012	$ 0.915	$1.051	631
From 01/01/2013 To 12/31/2013	$ 1.051	$1.362	546
Fidelity ® VIP Growth Opportunities Portfolio – Service Class
From 01/01/2007* To 12/31/2007	N/A	$1.100	1,988
From 01/01/2008 To 12/31/2008	$ 1.100	$0.488	13,440
From 01/01/2009 To 12/31/2009	$ 0.488	$0.703	18,303
From 01/01/2010 To 12/31/2010	$ 0.703	$0.859	16,030
From 01/01/2011 To 12/31/2011	$ 0.859	$0.867	13,519
From 01/01/2012 To 12/31/2012	$ 0.867	$1.024	11,621
From 01/01/2013 To 12/31/2013	$ 1.024	$1.393	9,750
Fidelity ® VIP Growth Portfolio – Service Class
From 01/01/2007* To 12/31/2007	N/A	$1.160	36
From 01/01/2008 To 12/31/2008	$ 1.160	$0.605	65
From 01/01/2009 To 12/31/2009	$ 0.605	$0.766	80
From 01/01/2010 To 12/31/2010	$ 0.766	$0.938	79
From 01/01/2011 To 12/31/2011	$ 0.938	$0.929	55
From 01/01/2012 To 12/31/2012	$ 0.929	$1.051	46
From 01/01/2013 To 12/31/2013	$ 1.051	$1.414	44
Fidelity ® VIP Investment Grade Bond Portfolio – Service Class
From 01/01/2007* To 12/31/2007	N/A	$1.020	1,140
From 01/01/2008 To 12/31/2008	$ 1.020	$0.974	5,567
From 01/01/2009 To 12/31/2009	$ 0.974	$1.113	6,770
From 01/01/2010 To 12/31/2010	$ 1.113	$1.184	6,777
From 01/01/2011 To 12/31/2011	$ 1.184	$1.254	6,302
From 01/01/2012 To 12/31/2012	$ 1.254	$1.311	5,789
From 01/01/2013 To 12/31/2013	$ 1.311	$1.271	5,559
Franklin Income VIP Fund – Class 2**
From 01/01/2007* To 12/31/2007	N/A	$0.958	1,801
From 01/01/2008 To 12/31/2008	$ 0.958	$0.666	6,580
From 01/01/2009 To 12/31/2009	$ 0.666	$0.892	6,994
From 01/01/2010 To 12/31/2010	$ 0.892	$0.993	6,186
From 01/01/2011 To 12/31/2011	$ 0.993	$1.005	5,069
From 01/01/2012 To 12/31/2012	$ 1.005	$1.118	4,779
From 01/01/2013 To 12/31/2013	$ 1.118	$1.259	4,270
C-2

Subaccount	Subaccount Unit Value Beginning of Period	Subaccount Unit Value End of Period	Units Outstanding at End of Period (Thousands)
Franklin Mutual Shares VIP Fund - Class 2**
From 01/01/2007* To 12/31/2007	N/A	$0.944	1,851
From 01/01/2008 To 12/31/2008	$ 0.944	$0.587	7,390
From 01/01/2009 To 12/31/2009	$ 0.587	$0.731	8,518
From 01/01/2010 To 12/31/2010	$ 0.731	$0.803	7,578
From 01/01/2011 To 12/31/2011	$ 0.803	$0.785	6,637
From 01/01/2012 To 12/31/2012	$ 0.785	$0.886	6,147
From 01/01/2013 To 12/31/2013	$ 0.886	$1.122	4,754
Ibbotson Aggressive Growth ETF Asset Allocation Portfolio – Class II
From 01/01/2010* To 12/31/2010	N/A	$1.047	495
From 01/01/2011 To 12/31/2011	$ 1.047	$0.982	480
From 01/01/2012 To 12/31/2012	$ 0.982	$1.108	456
From 01/01/2013 To 12/31/2013	$ 1.108	$1.293	424
Ibbotson Balanced ETF Asset Allocation Portfolio – Class II
From 01/01/2010* To 12/31/2010	N/A	$1.025	854
From 01/01/2011 To 12/31/2011	$ 1.025	$1.003	852
From 01/01/2012 To 12/31/2012	$ 1.003	$1.099	1,513
From 01/01/2013 To 12/31/2013	$ 1.099	$1.214	1,870
Ibbotson Growth ETF Asset Allocation Portfolio – Class II
From 01/01/2010* To 12/31/2010	N/A	$1.040	1,351
From 01/01/2011 To 12/31/2011	$ 1.040	$0.990	1,198
From 01/01/2012 To 12/31/2012	$ 0.990	$1.104	1,056
From 01/01/2013 To 12/31/2013	$ 1.104	$1.271	884
Ibbotson Income and Growth ETF Asset Allocation Portfolio – Class II
From 01/01/2010* To 12/31/2010	N/A	$1.011	1,070
From 01/01/2011 To 12/31/2011	$ 1.011	$1.010	1,852
From 01/01/2012 To 12/31/2012	$ 1.010	$1.076	1,841
From 01/01/2013 To 12/31/2013	$ 1.076	$1.142	1,769
Invesco V.I. American Franchise Fund – Series I Shares**
From 01/01/2012* To 12/31/2012	N/A	$0.976	7
From 01/01/2013 To 12/31/2013	$ 0.976	$1.351	7
Invesco V.I. Equity and Income Fund – Series II Shares**
From 01/01/2007* To 12/31/2007	N/A	$0.960	27
From 01/01/2008 To 12/31/2008	$ 0.960	$0.733	29
From 01/01/2009 To 12/31/2009	$ 0.733	$0.887	27
From 01/01/2010 To 12/31/2010	$ 0.887	$0.982	53
From 01/01/2011 To 12/31/2011	$ 0.982	$0.958	-
From 01/01/2012 To 12/31/2012	$ 0.958	$1.063	-
From 01/01/2013 To 12/31/2013	$ 1.063	$1.312	11
Lord Abbett Series Fund Bond Debenture Portfolio – Class VC Shares
From 01/01/2007* To 12/31/2007	N/A	$1.004	24
From 01/01/2008 To 12/31/2008	$ 1.004	$0.818	79
From 01/01/2009 To 12/31/2009	$ 0.818	$1.085	119
From 01/01/2010 To 12/31/2010	$ 1.085	$1.204	126
From 01/01/2011 To 12/31/2011	$ 1.204	$1.242	117
From 01/01/2012 To 12/31/2012	$ 1.242	$1.381	118
From 01/01/2013 To 12/31/2013	$ 1.381	$1.476	117
C-3

Subaccount	Subaccount Unit Value Beginning of Period	Subaccount Unit Value End of Period	Units Outstanding at End of Period (Thousands)
Lord Abbett Series Fund Growth and Income Portfolio – Class VC Shares
From 01/01/2007* To 12/31/2007	N/A	$0.968	548
From 01/01/2008 To 12/31/2008	$ 0.968	$0.608	676
From 01/01/2009 To 12/31/2009	$ 0.608	$0.714	584
From 01/01/2010 To 12/31/2010	$ 0.714	$0.829	575
From 01/01/2011 To 12/31/2011	$ 0.829	$0.769	687
From 01/01/2012 To 12/31/2012	$ 0.769	$0.852	619
From 01/01/2013 To 12/31/2013	$ 0.852	$1.144	401
Lord Abbett Series Fund Mid Cap Stock Portfolio – Class VC Shares**
From 01/01/2007* To 12/31/2007	N/A	$0.894	39
From 01/01/2008 To 12/31/2008	$ 0.894	$0.536	149
From 01/01/2009 To 12/31/2009	$ 0.536	$0.670	144
From 01/01/2010 To 12/31/2010	$ 0.670	$0.831	130
From 01/01/2011 To 12/31/2011	$ 0.831	$0.788	130
From 01/01/2012 To 12/31/2012	$ 0.788	$0.892	130
From 01/01/2013 To 12/31/2013	$ 0.892	$1.148	122
Neuberger Berman AMT Guardian Portfolio – S Class
From 01/01/2007* To 12/31/2007	N/A	$0.981	1,713
From 01/01/2008 To 12/31/2008	$ 0.981	$0.607	10,138
From 01/01/2009 To 12/31/2009	$ 0.607	$0.776	12,755
From 01/01/2010 To 12/31/2010	$ 0.776	$0.912	12,035
From 01/01/2011 To 12/31/2011	$ 0.912	$0.874	11,000
From 01/01/2012 To 12/31/2012	$ 0.874	$0.972	10,236
From 01/01/2013 To 12/31/2013	$ 0.972	$1.331	8,436
Neuberger Berman AMT Small Cap Growth Portfolio – S Class**
From 01/01/2007* To 12/31/2007	N/A	$0.935	-
From 01/01/2008 To 12/31/2008	$ 0.935	$0.559	-
From 01/01/2009 To 12/31/2009	$ 0.559	$0.678	-
From 01/01/2010 To 12/31/2010	$ 0.678	$0.802	91
From 01/01/2011 To 12/31/2011	$ 0.802	$0.784	-
From 01/01/2012 To 12/31/2012	$ 0.784	$0.842	-
From 01/01/2013 To 12/31/2013	$ 0.842	$1.214	4
Oppenheimer Capital Appreciation Fund/VA – Service Shares
From 01/01/2007* To 12/31/2007	NA	-	-
From 01/01/2008 To 12/31/2008	-	-	-
From 01/01/2009 To 12/31/2009	$ 0.560	$0.798	48
From 01/01/2010 To 12/31/2010	$ 0.798	$0.860	170
From 01/01/2011 To 12/31/2011	$ 0.860	$0.838	63
From 01/01/2012 To 12/31/2012	$ 0.838	$0.943	161
From 01/01/2013 To 12/31/2013	$ 0.943	$1.205	125
Oppenheimer Global Fund/VA – Service Shares**
From 01/01/2007* To 12/31/2007	N/A	$0.975	70
From 01/01/2008 To 12/31/2008	$ 0.975	$0.575	150
From 01/01/2009 To 12/31/2009	$ 0.575	$0.791	195
From 01/01/2010 To 12/31/2010	$ 0.791	$0.905	252
From 01/01/2011 To 12/31/2011	$ 0.905	$0.818	93
From 01/01/2012 To 12/31/2012	$ 0.818	$0.977	45
From 01/01/2013 To 12/31/2013	$ 0.977	$1.226	48
C-4

Subaccount	Subaccount Unit Value Beginning of Period	Subaccount Unit Value End of Period	Units Outstanding at End of Period (Thousands)
Oppenheimer Main Street Small Cap Fund®/VA – Service Shares**
From 01/01/2007* To 12/31/2007	N/A	$0.894	1,115
From 01/01/2008 To 12/31/2008	$ 0.894	$0.548	6,873
From 01/01/2009 To 12/31/2009	$ 0.548	$0.741	8,617
From 01/01/2010 To 12/31/2010	$ 0.741	$0.901	7,555
From 01/01/2011 To 12/31/2011	$ 0.901	$0.869	6,673
From 01/01/2012 To 12/31/2012	$ 0.869	$1.010	6,009
From 01/01/2013 To 12/31/2013	$ 1.010	$1.403	4,774
PIMCO CommodityRealReturn® Strategy Portfolio – Advisor Class
From 01/01/2007* To 12/31/2007	N/A	$1.160	817
From 01/01/2008 To 12/31/2008	$ 1.160	$0.643	4,302
From 01/01/2009 To 12/31/2009	$ 0.643	$0.900	6,458
From 01/01/2010 To 12/31/2010	$ 0.900	$1.105	5,931
From 01/01/2011 To 12/31/2011	$ 1.105	$1.009	5,009
From 01/01/2012 To 12/31/2012	$ 1.009	$1.048	5,107
From 01/01/2013 To 12/31/2013	$ 1.048	$0.883	5,604
PIMCO Real Return Portfolio – Advisor Class
From 01/01/2007* To 12/31/2007	N/A	$1.080	117
From 01/01/2008 To 12/31/2008	$ 1.080	$0.991	157
From 01/01/2009 To 12/31/2009	$ 0.991	$1.158	536
From 01/01/2010 To 12/31/2010	$ 1.158	$1.236	183
From 01/01/2011 To 12/31/2011	$ 1.236	$1.362	241
From 01/01/2012 To 12/31/2012	$ 1.362	$1.462	165
From 01/01/2013 To 12/31/2013	$ 1.462	$1.310	163
PIMCO Total Return Portfolio – Advisor Class
From 01/01/2007* To 12/31/2007	N/A	$1.068	178
From 01/01/2008 To 12/31/2008	$ 1.068	$1.104	217
From 01/01/2009 To 12/31/2009	$ 1.104	$1.243	495
From 01/01/2010 To 12/31/2010	$ 1.243	$1.326	278
From 01/01/2011 To 12/31/2011	$ 1.326	$1.357	305
From 01/01/2012 To 12/31/2012	$ 1.357	$1.467	163
From 01/01/2013 To 12/31/2013	$ 1.467	$1.420	168
Sentinel Variable Products Balanced Fund
From 01/01/2007* To 12/31/2007	N/A	-	-
From 01/01/2008 To 12/31/2008	$ 1.017	$0.764	27
From 01/01/2009 To 12/31/2009	$ 0.764	$0.917	188
From 01/01/2010 To 12/31/2010	$ 0.917	$1.016	186
From 01/01/2011 To 12/31/2011	$ 1.016	$1.045	182
From 01/01/2012 To 12/31/2012	$ 1.045	$1.150	173
From 01/01/2013 To 12/31/2013	$ 1.150	$1.351	137
Sentinel Variable Products Bond Fund
From 01/01/2007* To 12/31/2007	N/A	$1.020	810
From 01/01/2008 To 12/31/2008	$ 1.020	$1.042	5,073
From 01/01/2009 To 12/31/2009	$ 1.042	$1.144	5,998
From 01/01/2010 To 12/31/2010	$ 1.144	$1.213	6,187
From 01/01/2011 To 12/31/2011	$ 1.213	$1.283	5,805
From 01/01/2012 To 12/31/2012	$ 1.283	$1.350	5,317
From 01/01/2013 To 12/31/2013	$ 1.350	$1.330	5,107
C-5

Subaccount	Subaccount Unit Value Beginning of Period	Subaccount Unit Value End of Period	Units Outstanding at End of Period (Thousands)
Sentinel Variable Products Common Stock Fund
From 01/01/2007* To 12/31/2007	N/A	$1.023	3,486
From 01/01/2008 To 12/31/2008	$ 1.023	$0.677	23,783
From 01/01/2009 To 12/31/2009	$ 0.677	$0.854	30,798
From 01/01/2010 To 12/31/2010	$ 0.854	$0.977	28,791
From 01/01/2011 To 12/31/2011	$ 0.977	$0.986	25,841
From 01/01/2012 To 12/31/2012	$ 0.986	$1.121	23,021
From 01/01/2013 To 12/31/2013	$ 1.121	$1.459	19,161
Sentinel Variable Products Mid Cap Fund**
From 01/01/2007* To 12/31/2007	N/A	-	-
From 01/01/2008 To 12/31/2008	$ 1.078	$0.574	24
From 01/01/2009 To 12/31/2009	$ 0.574	$0.741	22
From 01/01/2010 To 12/31/2010	$ 0.741	$0.904	112
From 01/01/2011 To 12/31/2011	$ 0.904	$0.926	15
From 01/01/2012 To 12/31/2012	$ 0.926	$1.028	15
From 01/01/2013 To 12/31/2013	$ 1.028	$1.344	16
Sentinel Variable Products Small Company Fund
From 01/01/2007* To 12/31/2007	N/A	$1.005	497
From 01/01/2008 To 12/31/2008	$ 1.005	$0.673	3,302
From 01/01/2009 To 12/31/2009	$ 0.673	$0.845	4,267
From 01/01/2010 To 12/31/2010	$ 0.845	$1.033	3,947
From 01/01/2011 To 12/31/2011	$ 1.033	$1.051	3,350
From 01/01/2012 To 12/31/2012	$ 1.051	$1.158	3,105
From 01/01/2013 To 12/31/2013	$ 1.158	$1.541	2,589
Templeton Developing Markets VIP Fund – Class 2**
From 01/01/2007* To 12/31/2007	N/A	$1.154	15
From 01/01/2008 To 12/31/2008	$ 1.154	$0.539	109
From 01/01/2009 To 12/31/2009	$ 0.539	$0.919	247
From 01/01/2010 To 12/31/2010	$ 0.919	$1.068	188
From 01/01/2011 To 12/31/2011	$ 1.068	$0.888	172
From 01/01/2012 To 12/31/2012	$ 0.888	$0.993	168
From 01/01/2013 To 12/31/2013	$ 0.993	$0.972	116
Templeton Foreign VIP Fund – Class 2**
From 01/01/2007* To 12/31/2007	N/A	$1.051	73
From 01/01/2008 To 12/31/2008	$ 1.051	$0.619	177
From 01/01/2009 To 12/31/2009	$ 0.619	$0.838	339
From 01/01/2010 To 12/31/2010	$ 0.838	$0.898	414
From 01/01/2011 To 12/31/2011	$ 0.898	$0.793	329
From 01/01/2012 To 12/31/2012	$ 0.793	$0.926	237
From 01/01/2013 To 12/31/2013	$ 0.926	$1.125	193
Templeton Growth VIP Fund – Class 2**
From 01/01/2007* To 12/31/2007	N/A	$0.955	1,710
From 01/01/2008 To 12/31/2008	$ 0.955	$0.544	7,706
From 01/01/2009 To 12/31/2009	$ 0.544	$0.705	8,504
From 01/01/2010 To 12/31/2010	$ 0.705	$0.748	7,924
From 01/01/2011 To 12/31/2011	$ 0.748	$0.688	7,215
From 01/01/2012 To 12/31/2012	$ 0.688	$0.823	6,292
From 01/01/2013 To 12/31/2013	$ 0.823	$1.063	4,890
C-6

Subaccount	Subaccount Unit Value Beginning of Period	Subaccount Unit Value End of Period	Units Outstanding at End of Period (Thousands)
Virtus Capital Growth Series – Class A Shares**
From 01/01/2007* To 12/31/2007	N/A	-	-
From 01/01/2008 To 12/31/2008	$ 1.016	$0.595	48
From 01/01/2009 To 12/31/2009	$ 0.595	$0.763	11
From 01/01/2010 To 12/31/2010	$ 0.763	$0.866	11
From 01/01/2011 To 12/31/2011	$ 0.866	$0.817	11
From 01/01/2012 To 12/31/2012	$ 0.817	$0.918	89
From 01/01/2013 To 12/31/2013	$ 0.918	$1.174	26
Virtus Growth & Income Series – Class A Shares**
From 01/01/2007* To 12/31/2007	N/A	$0.979	22
From 01/01/2008 To 12/31/2008	$ 0.979	$0.629	29
From 01/01/2009 To 12/31/2009	$ 0.629	$0.768	9
From 01/01/2010 To 12/31/2010	$ 0.768	$0.856	38
From 01/01/2011 To 12/31/2011	$ 0.856	$0.832	38
From 01/01/2012 To 12/31/2012	$ 0.832	$0.943	109
From 01/01/2013 To 12/31/2013	$ 0.943	$1.228	49
Virtus International Series – Class A Shares**
From 01/01/2007* To 12/31/2007	N/A	$1.054	3,216
From 01/01/2008 To 12/31/2008	$ 1.054	$0.635	19,715
From 01/01/2009 To 12/31/2009	$ 0.635	$0.878	24,969
From 01/01/2010 To 12/31/2010	$ 0.878	$0.985	22,670
From 01/01/2011 To 12/31/2011	$ 0.985	$0.928	20,709
From 01/01/2012 To 12/31/2012	$ 0.928	$1.069	19,486
From 01/01/2013 To 12/31/2013	$ 1.069	$1.138	17,543
Virtus Multi-Sector Fixed Income Series – Class A Shares**
From 01/01/2007* To 12/31/2007	N/A	$1.004	1,569
From 01/01/2008 To 12/31/2008	$ 1.004	$0.814	8,748
From 01/01/2009 To 12/31/2009	$ 0.814	$1.127	10,867
From 01/01/2010 To 12/31/2010	$ 1.127	$1.273	9,550
From 01/01/2011 To 12/31/2011	$ 1.273	$1.295	8,568
From 01/01/2012 To 12/31/2012	$ 1.295	$1.468	7,759
From 01/01/2013 To 12/31/2013	$ 1.468	$1.483	7,002
Virtus Real Estate Securities Series – Class A Shares**
From 01/01/2007* To 12/31/2007	N/A	$0.866	988
From 01/01/2008 To 12/31/2008	$ 0.866	$0.540	5,914
From 01/01/2009 To 12/31/2009	$ 0.540	$0.689	8,868
From 01/01/2010 To 12/31/2010	$ 0.689	$0.872	6,989
From 01/01/2011 To 12/31/2011	$ 0.872	$0.946	6,006
From 01/01/2012 To 12/31/2012	$ 0.946	$1.093	5,045
From 01/01/2013 To 12/31/2013	$ 1.093	$1.090	4,699
Virtus Small-Cap Growth Series – Class A Shares**
From 01/01/2007* To 12/31/2007	N/A	$1.056	26
From 01/01/2008 To 12/31/2008	$ 1.056	$0.575	40
From 01/01/2009 To 12/31/2009	$ 0.575	$0.695	41
From 01/01/2010 To 12/31/2010	$ 0.695	$0.779	104
From 01/01/2011 To 12/31/2011	$ 0.779	$0.898	69
From 01/01/2012 To 12/31/2012	$ 0.898	$0.992	70
From 01/01/2013 To 12/31/2013	$ 0.992	$1.374	69
C-7

Subaccount	Subaccount Unit Value Beginning of Period	Subaccount Unit Value End of Period	Units Outstanding at End of Period (Thousands)
Virtus Small-Cap Value Series – Class A Shares**
From 01/01/2007* To 12/31/2007	N/A	$0.878	34
From 01/01/2008 To 12/31/2008	$ 0.878	$0.539	139
From 01/01/2009 To 12/31/2009	$ 0.539	$0.644	193
From 01/01/2010 To 12/31/2010	$ 0.644	$0.747	9,922
From 01/01/2011 To 12/31/2011	$ 0.747	$0.771	8,471
From 01/01/2012 To 12/31/2012	$ 0.771	$0.824	7,946
From 01/01/2013 To 12/31/2013	$ 0.824	$1.146	6,730
Virtus Strategic Allocation Series – Class A Shares**
From 01/01/2007* To 12/31/2007	N/A	$0.998	13
From 01/01/2008 To 12/31/2008	$ 0.998	$0.735	42
From 01/01/2009 To 12/31/2009	$ 0.735	$0.905	46
From 01/01/2010 To 12/31/2010	$ 0.905	$1.012	46
From 01/01/2011 To 12/31/2011	$ 1.012	$1.019	46
From 01/01/2012 To 12/31/2012	$ 1.019	$1.142	44
From 01/01/2013 To 12/31/2013	$ 1.142	$1.331	33
Wanger International**
From 01/01/2007* To 12/31/2007	N/A	$1.034	770
From 01/01/2008 To 12/31/2008	$ 1.034	$0.556	4,772
From 01/01/2009 To 12/31/2009	$ 0.556	$0.823	5,875
From 01/01/2010 To 12/31/2010	$ 0.823	$1.015	5,182
From 01/01/2011 To 12/31/2011	$ 1.015	$0.857	4,723
From 01/01/2012 To 12/31/2012	$ 0.857	$1.029	4,726
From 01/01/2013 To 12/31/2013	$ 1.029	$1.244	4,034
Wanger International Select
From 01/01/2007* To 12/31/2007	N/A	$1.093	20
From 01/01/2008 To 12/31/2008	$ 1.093	$0.601	253
From 01/01/2009 To 12/31/2009	$ 0.601	$0.790	404
From 01/01/2010 To 12/31/2010	$ 0.790	$0.952	397
From 01/01/2011 To 12/31/2011	$ 0.952	$0.846	358
From 01/01/2012 To 12/31/2012	$ 0.846	$1.019	290
From 01/01/2013 To 12/31/2013	$ 1.019	$1.149	238
Wanger Select
From 01/01/2007* To 12/31/2007	N/A	$0.946	35
From 01/01/2008 To 12/31/2008	$ 0.946	$0.476	120
From 01/01/2009 To 12/31/2009	$ 0.476	$0.781	221
From 01/01/2010 To 12/31/2010	$ 0.781	$0.977	225
From 01/01/2011 To 12/31/2011	$ 0.977	$0.795	157
From 01/01/2012 To 12/31/2012	$ 0.795	$0.930	156
From 01/01/2013 To 12/31/2013	$ 0.930	$1.237	137
Wanger USA**
From 01/01/2007* To 12/31/2007	N/A	$0.955	8
From 01/01/2008 To 12/31/2008	$ 0.955	$0.569	31
From 01/01/2009 To 12/31/2009	$ 0.569	$0.799	52
From 01/01/2010 To 12/31/2010	$ 0.799	$0.974	112
From 01/01/2011 To 12/31/2011	$ 0.974	$0.929	49
From 01/01/2012 To 12/31/2012	$ 0.929	$1.102	51
From 01/01/2013 To 12/31/2013	$ 1.102	$1.456	50
*Subaccount began operations in this period
**Experienced a name change within the past 10 years.
“-” denotes no contract owner was invested in subaccount in this period
C-8

Death Benefit Option 2 Contracts
Subaccount	Subaccount Unit Value Beginning of Period	Subaccount Unit Value End of Period	Units Outstanding at End of Period (Thousands)
Calvert VP S&P MidCap 400 Index Portfolio – Class I Shares**
From 01/01/2008 * To 12/31/2008	N/A	-	-
From 01/01/2009 To 12/31/2009	-	-	-
From 01/01/2010 To 12/31/2010	$ 0.938	$1.166	3
From 01/01/2011 To 12/31/2011	$ 1.166	$1.125	1
From 01/01/2012 To 12/31/2012	$ 1.125	$1.301	6
From 01/01/2013 To 12/31/2013	$ 1.301	$1.705	18
Deutsche Equity 500 Index VIP – Class A**
From 01/01/2007* To 12/31/2007	N/A	$0.966	10
From 01/01/2008 To 12/31/2008	$ 0.966	$0.599	104
From 01/01/2009 To 12/31/2009	$ 0.599	$0.746	293
From 01/01/2010 To 12/31/2010	$ 0.746	$0.845	110
From 01/01/2011 To 12/31/2011	$ 0.845	$0.849	102
From 01/01/2012 To 12/31/2012	$ 0.849	$0.969	104
From 01/01/2013 To 12/31/2013	$ 0.969	$1.261	113
Deutsche Smll Cap Index VIP – Class A**
From 01/01/2008 * To 12/31/2008	N/A	-	-
From 01/01/2009 To 12/31/2009	-	-	-
From 01/01/2010 To 12/31/2010	$ 0.915	$1.141	7
From 01/01/2011 To 12/31/2011	$ 1.141	$1.076	-
From 01/01/2012 To 12/31/2012	$ 1.076	$1.234	3
From 01/01/2013 To 12/31/2013	$ 1.234	$1.688	4
Federated Fund for U.S. Government Securities II
From 01/01/2007* To 12/31/2007	N/A	$1.040	10
From 01/01/2008 To 12/31/2008	$ 1.040	$1.070	41
From 01/01/2009 To 12/31/2009	$ 1.070	$1.111	90
From 01/01/2010 To 12/31/2010	$ 1.111	$1.153	47
From 01/01/2011 To 12/31/2011	$ 1.153	$1.203	140
From 01/01/2012 To 12/31/2012	$ 1.203	$1.222	219
From 01/01/2013 To 12/31/2013	$ 1.222	$1.181	171
Federated High Income Bond Fund II – Primary Shares
From 01/01/2007* To 12/31/2007	N/A	-	-
From 01/01/2008 To 12/31/2008	$ 0.980	$0.715	82
From 01/01/2009 To 12/31/2009	$ 0.715	$1.079	81
From 01/01/2010 To 12/31/2010	$ 1.079	$1.221	75
From 01/01/2011 To 12/31/2011	$ 1.221	$1.267	75
From 01/01/2012 To 12/31/2012	$ 1.267	$1.433	53
From 01/01/2013 To 12/31/2013	$ 1.433	$1.513	77
Federated Prime Money Fund II
From 01/01/2010* To 12/31/2010	N/A	$0.987	7,211
From 01/01/2011 To 12/31/2011	$ 0.987	$0.974	7,966
From 01/01/2012 To 12/31/2012	$ 0.974	$0.961	7,530
From 01/01/2013 To 12/31/2013	$ 0.961	$0.948	7,962
Fidelity ® VIP Contrafund® Portfolio – Service Class
From 01/01/2007* To 12/31/2007	N/A	$1.080	16
From 01/01/2008 To 12/31/2008	$ 1.080	$0.612	488
From 01/01/2009 To 12/31/2009	$ 0.612	$0.819	466
From 01/01/2010 To 12/31/2010	$ 0.819	$0.946	242
From 01/01/2011 To 12/31/2011	$ 0.946	$0.908	238
From 01/01/2012 To 12/31/2012	$ 0.908	$1.042	228
From 01/01/2013 To 12/31/2013	$ 1.042	$1.348	224
C-9

Subaccount	Subaccount Unit Value Beginning of Period	Subaccount Unit Value End of Period	Units Outstanding at End of Period (Thousands)
Fidelity ® VIP Growth Opportunities Portfolio – Service Class
From 01/01/2007* To 12/31/2007	N/A	$1.099	6,019
From 01/01/2008 To 12/31/2008	$ 1.099	$0.487	37,624
From 01/01/2009 To 12/31/2009	$ 0.487	$0.700	50,072
From 01/01/2010 To 12/31/2010	$ 0.700	$0.854	44,633
From 01/01/2011 To 12/31/2011	$ 0.854	$0.861	38,399
From 01/01/2012 To 12/31/2012	$ 0.861	$1.015	33,207
From 01/01/2013 To 12/31/2013	$ 1.015	$1.379	27,763
Fidelity ® VIP Growth Portfolio – Service Class
From 01/01/2007* To 12/31/2007	N/A	$1.159	10
From 01/01/2008 To 12/31/2008	$ 1.159	$0.603	74
From 01/01/2009 To 12/31/2009	$ 0.603	$0.763	75
From 01/01/2010 To 12/31/2010	$ 0.763	$0.933	63
From 01/01/2011 To 12/31/2011	$ 0.933	$0.922	58
From 01/01/2012 To 12/31/2012	$ 0.922	$1.042	58
From 01/01/2013 To 12/31/2013	$ 1.042	$1.400	53
Fidelity ® VIP Investment Grade Bond Portfolio – Service Class
From 01/01/2007* To 12/31/2007	N/A	$1.019	3,127
From 01/01/2008 To 12/31/2008	$ 1.019	$0.972	13,628
From 01/01/2009 To 12/31/2009	$ 0.972	$1.109	16,508
From 01/01/2010 To 12/31/2010	$ 1.109	$1.178	16,781
From 01/01/2011 To 12/31/2011	$ 1.178	$1.246	16,675
From 01/01/2012 To 12/31/2012	$ 1.246	$1.300	15,252
From 01/01/2013 To 12/31/2013	$ 1.300	$1.258	14,779
Franklin Income Securities Fund – Class 2**
From 01/01/2007* To 12/31/2007	N/A	$0.957	5,603
From 01/01/2008 To 12/31/2008	$ 0.957	$0.664	18,431
From 01/01/2009 To 12/31/2009	$ 0.664	$0.889	19,372
From 01/01/2010 To 12/31/2010	$ 0.889	$0.988	17,174
From 01/01/2011 To 12/31/2011	$ 0.988	$0.998	14,914
From 01/01/2012 To 12/31/2012	$ 0.998	$1.109	13,973
From 01/01/2013 To 12/31/2013	$ 1.109	$1.246	12,440
Franklin Mutual Shares VIP Fund - Class 2**
From 01/01/2007* To 12/31/2007	N/A	$0.943	5,517
From 01/01/2008 To 12/31/2008	$ 0.943	$0.585	20,002
From 01/01/2009 To 12/31/2009	$ 0.585	$0.728	22,689
From 01/01/2010 To 12/31/2010	$ 0.728	$0.798	20,362
From 01/01/2011 To 12/31/2011	$ 0.798	$0.779	18,431
From 01/01/2012 To 12/31/2012	$ 0.779	$0.878	17,164
From 01/01/2013 To 12/31/2013	$ 0.878	$1.111	13,502
Ibbotson Aggressive Growth ETF Asset Allocation Portfolio – Class II
From 01/01/2010* To 12/31/2010	N/A	$1.047	1,850
From 01/01/2011 To 12/31/2011	$ 1.047	$0.981	1,680
From 01/01/2012 To 12/31/2012	$ 0.981	$1.105	1,540
From 01/01/2013 To 12/31/2013	$ 1.105	$1.287	1,271
Ibbotson Balanced ETF Asset Allocation Portfolio – Class II
From 01/01/2010* To 12/31/2010	N/A	$1.024	3,466
From 01/01/2011 To 12/31/2011	$ 1.024	$1.002	3,317
From 01/01/2012 To 12/31/2012	$ 1.002	$1.095	3,448
From 01/01/2013 To 12/31/2013	$ 1.095	$1.208	3,804
C-10

Subaccount	Subaccount Unit Value Beginning of Period	Subaccount Unit Value End of Period	Units Outstanding at End of Period (Thousands)
Ibbotson Growth ETF Asset Allocation Portfolio – Class II
From 01/01/2010* To 12/31/2010	N/A	$1.040	3,040
From 01/01/2011 To 12/31/2011	$ 1.040	$0.988	2,923
From 01/01/2012 To 12/31/2012	$ 0.988	$1.100	2,774
From 01/01/2013 To 12/31/2013	$ 1.100	$1.265	2,443
Ibbotson Income and Growth ETF Asset Allocation Portfolio – Class II
From 01/01/2010* To 12/31/2010	N/A	$1.011	4,702
From 01/01/2011 To 12/31/2011	$ 1.011	$1.008	4,853
From 01/01/2012 To 12/31/2012	$ 1.008	$1.073	6,767
From 01/01/2013 To 12/31/2013	$ 1.073	$1.136	6,247
Invesco V.I. American Franchise Fund – Series I Shares**
From 01/01/2012* To 12/31/2012	N/A	$0.975	6
From 01/01/2013 To 12/31/2013	$ 0.975	$1.348	5
Invesco V.I. Equity and Income Fund – Series II Shares**
From 01/01/2007* To 12/31/2007	N/A	-	-
From 01/01/2008 To 12/31/2008	$ 0.959	$0.731	103
From 01/01/2009 To 12/31/2009	$ 0.731	$0.884	3
From 01/01/2010 To 12/31/2010	$ 0.884	$0.977	3
From 01/01/2011 To 12/31/2011	$ 0.977	$0.951	7
From 01/01/2012 To 12/31/2012	$ 0.951	$1.054	14
From 01/01/2013 To 12/31/2013	$ 1.054	$1.299	17
Lord Abbett Series Fund Bond Debenture Portfolio – Class VC Shares
From 01/01/2007* To 12/31/2007	N/A	-	-
From 01/01/2008 To 12/31/2008	$ 1.003	$0.816	43
From 01/01/2009 To 12/31/2009	$ 0.816	$1.081	45
From 01/01/2010 To 12/31/2010	$ 1.081	$1.198	46
From 01/01/2011 To 12/31/2011	$ 1.198	$1.234	128
From 01/01/2012 To 12/31/2012	$ 1.234	$1.369	127
From 01/01/2013 To 12/31/2013	$ 1.369	$1.461	366
Lord Abbett Series Fund Growth and Income Portfolio – Class VC Shares
From 01/01/2007* To 12/31/2007	N/A	$0.967	2,336
From 01/01/2008 To 12/31/2008	$ 0.967	$0.607	2,557
From 01/01/2009 To 12/31/2009	$ 0.607	$0.712	2,423
From 01/01/2010 To 12/31/2010	$ 0.712	$0.824	2,255
From 01/01/2011 To 12/31/2011	$ 0.824	$0.764	2,053
From 01/01/2012 To 12/31/2012	$ 0.764	$0.844	1,918
From 01/01/2013 To 12/31/2013	$ 0.844	$1.132	1,514
Lord Abbett Series Fund Mid Cap Stock Portfolio – Class VC Shares**
From 01/01/2007* To 12/31/2007	N/A	-	-
From 01/01/2008 To 12/31/2008	$ 0.894	$0.535	72
From 01/01/2009 To 12/31/2009	$ 0.535	$0.668	83
From 01/01/2010 To 12/31/2010	$ 0.668	$0.826	89
From 01/01/2011 To 12/31/2011	$ 0.826	$0.782	52
From 01/01/2012 To 12/31/2012	$ 0.782	$0.884	47
From 01/01/2013 To 12/31/2013	$ 0.884	$1.137	54
C-11

Subaccount	Subaccount Unit Value Beginning of Period	Subaccount Unit Value End of Period	Units Outstanding at End of Period (Thousands)
Neuberger Berman AMT Guardian Portfolio – S Class
From 01/01/2007* To 12/31/2007	N/A	$0.980	5,028
From 01/01/2008 To 12/31/2008	$ 0.980	$0.605	28,611
From 01/01/2009 To 12/31/2009	$ 0.605	$0.773	34,863
From 01/01/2010 To 12/31/2010	$ 0.773	$0.907	32,927
From 01/01/2011 To 12/31/2011	$ 0.907	$0.868	30,228
From 01/01/2012 To 12/31/2012	$ 0.868	$0.964	28,153
From 01/01/2013 To 12/31/2013	$ 0.964	$1.318	23,143
Neuberger Berman AMT Small Cap Growth Portfolio – S Class**
From 01/01/2007* To 12/31/2007	N/A	-	-
From 01/01/2008 To 12/31/2008	-	-	-
From 01/01/2009 To 12/31/2009	-	-	-
From 01/01/2010 To 12/31/2010	$ 0.676	$0.797	11
From 01/01/2011 To 12/31/2011	$ 0.797	$0.778	-
From 01/01/2012 To 12/31/2012	$ 0.778	$0.835	6
From 01/01/2013 To 12/31/2013	$ 0.835	$1.202	5
Oppenheimer Capital Appreciation Fund/VA – Service Shares
From 01/01/2007* To 12/31/2007	N/A	-	-
From 01/01/2008 To 12/31/2008	$ 1.042	$0.559	37
From 01/01/2009 To 12/31/2009	$ 0.559	$0.795	39
From 01/01/2010 To 12/31/2010	$ 0.795	$0.856	62
From 01/01/2011 To 12/31/2011	$ 0.856	$0.832	66
From 01/01/2012 To 12/31/2012	$ 0.832	$0.935	53
From 01/01/2013 To 12/31/2013	$ 0.935	$1.193	60
Oppenheimer Global Fund/VA – Service Shares**
From 01/01/2007* To 12/31/2007	N/A	$0.974	23
From 01/01/2008 To 12/31/2008	$ 0.974	$0.573	52
From 01/01/2009 To 12/31/2009	$ 0.573	$0.788	50
From 01/01/2010 To 12/31/2010	$ 0.788	$0.900	36
From 01/01/2011 To 12/31/2011	$ 0.900	$0.812	51
From 01/01/2012 To 12/31/2012	$ 0.812	$0.969	50
From 01/01/2013 To 12/31/2013	$ 0.969	$1.214	34
Oppenheimer Main Street Small Cap Fund®/VA – Service Shares**
From 01/01/2007* To 12/31/2007	N/A	$0.893	3,348
From 01/01/2008 To 12/31/2008	$ 0.893	$0.546	18,866
From 01/01/2009 To 12/31/2009	$ 0.546	$0.738	23,280
From 01/01/2010 To 12/31/2010	$ 0.738	$0.896	20,478
From 01/01/2011 To 12/31/2011	$ 0.896	$0.863	18,707
From 01/01/2012 To 12/31/2012	$ 0.863	$1.001	16,755
From 01/01/2013 To 12/31/2013	$ 1.001	$1.389	13,278
PIMCO CommodityRealReturn® Strategy Portfolio – Advisor Class
From 01/01/2007* To 12/31/2007	N/A	$1.158	2,341
From 01/01/2008 To 12/31/2008	$ 1.158	$0.642	11,801
From 01/01/2009 To 12/31/2009	$ 0.642	$0.896	17,209
From 01/01/2010 To 12/31/2010	$ 0.896	$1.099	16,074
From 01/01/2011 To 12/31/2011	$ 1.099	$1.002	13,804
From 01/01/2012 To 12/31/2012	$ 1.002	$1.039	13,934
From 01/01/2013 To 12/31/2013	$ 1.039	$0.874	15,438
C-12

Subaccount	Subaccount Unit Value Beginning of Period	Subaccount Unit Value End of Period	Units Outstanding at End of Period (Thousands)
PIMCO Real Return Portfolio – Advisor Class
From 01/01/2007* To 12/31/2007	N/A	$1.079	1
From 01/01/2008 To 12/31/2008	$ 1.079	$0.989	84
From 01/01/2009 To 12/31/2009	$ 0.989	$1.153	82
From 01/01/2010 To 12/31/2010	$ 1.153	$1.229	20
From 01/01/2011 To 12/31/2011	$ 1.229	$1.353	19
From 01/01/2012 To 12/31/2012	$ 1.353	$1.450	24
From 01/01/2013 To 12/31/2013	$ 1.450	$1.297	27
PIMCO Total Return Portfolio – Advisor Class
From 01/01/2007* To 12/31/2007	N/A	$1.067	3
From 01/01/2008 To 12/31/2008	$ 1.067	$1.102	82
From 01/01/2009 To 12/31/2009	$ 1.102	$1.238	165
From 01/01/2010 To 12/31/2010	$ 1.238	$1.319	18
From 01/01/2011 To 12/31/2011	$ 1.319	$1.347	10
From 01/01/2012 To 12/31/2012	$ 1.347	$1.455	123
From 01/01/2013 To 12/31/2013	$ 1.455	$1.406	34
Sentinel Variable Products Balanced Fund
From 01/01/2007* To 12/31/2007	N/A	-	-
From 01/01/2008 To 12/31/2008	-	-	-
From 01/01/2009 To 12/31/2009	-	-	-
From 01/01/2010 To 12/31/2010	-	-	-
From 01/01/2011 To 12/31/2011	$ 1.011	$1.038	3
From 01/01/2012 To 12/31/2012	$ 1.038	$1.141	2
From 01/01/2013 To 12/31/2013	$ 1.141	$1.338	1
Sentinel Variable Products Bond Fund
From 01/01/2007* To 12/31/2007	N/A	$1.020	1,768
From 01/01/2008 To 12/31/2008	$ 1.020	$1.040	12,094
From 01/01/2009 To 12/31/2009	$ 1.040	$1.140	14,362
From 01/01/2010 To 12/31/2010	$ 1.140	$1.207	15,088
From 01/01/2011 To 12/31/2011	$ 1.207	$1.275	14,943
From 01/01/2012 To 12/31/2012	$ 1.275	$1.339	13,508
From 01/01/2013 To 12/31/2013	$ 1.339	$1.317	13,186
Sentinel Variable Products Common Stock Fund
From 01/01/2007* To 12/31/2007	N/A	$1.023	8,504
From 01/01/2008 To 12/31/2008	$ 1.023	$0.675	63,164
From 01/01/2009 To 12/31/2009	$ 0.675	$0.851	81,050
From 01/01/2010 To 12/31/2010	$ 0.851	$0.972	76,691
From 01/01/2011 To 12/31/2011	$ 0.972	$0.979	70,512
From 01/01/2012 To 12/31/2012	$ 0.979	$1.112	62,408
From 01/01/2013 To 12/31/2013	$ 1.112	$1.445	52,046
Sentinel Variable Products Mid Cap Fund**
From 01/01/2007* To 12/31/2007	N/A	$1.077	9
From 01/01/2008 To 12/31/2008	$ 1.077	$0.573	9
From 01/01/2009 To 12/31/2009	$ 0.573	$0.739	9
From 01/01/2010 To 12/31/2010	$ 0.739	$0.900	17
From 01/01/2011 To 12/31/2011	$ 0.900	$0.920	6
From 01/01/2012 To 12/31/2012	$ 0.920	$1.020	3
From 01/01/2013 To 12/31/2013	$ 1.020	$1.331	3
C-13

Subaccount	Subaccount Unit Value Beginning of Period	Subaccount Unit Value End of Period	Units Outstanding at End of Period (Thousands)
Sentinel Variable Products Small Company Fund
From 01/01/2007* To 12/31/2007	N/A	$1.005	1,306
From 01/01/2008 To 12/31/2008	$ 1.005	$0.671	9,163
From 01/01/2009 To 12/31/2009	$ 0.671	$0.842	11,310
From 01/01/2010 To 12/31/2010	$ 0.842	$1.028	10,433
From 01/01/2011 To 12/31/2011	$ 1.028	$1.045	9,041
From 01/01/2012 To 12/31/2012	$ 1.045	$1.148	8,272
From 01/01/2013 To 12/31/2013	$ 1.148	$1.526	6,878
Templeton Developing Markets VIP Fund – Class 2**
From 01/01/2007* To 12/31/2007	N/A	$1.152	35
From 01/01/2008 To 12/31/2008	$ 1.152	$0.538	100
From 01/01/2009 To 12/31/2009	$ 0.538	$0.916	109
From 01/01/2010 To 12/31/2010	$ 0.916	$1.062	119
From 01/01/2011 To 12/31/2011	$ 1.062	$0.882	98
From 01/01/2012 To 12/31/2012	$ 0.882	$0.984	81
From 01/01/2013 To 12/31/2013	$ 0.984	$0.962	67
Templeton Foreign VIP Fund – Class 2**
From 01/01/2007* To 12/31/2007	N/A	$1.050	14
From 01/01/2008 To 12/31/2008	$ 1.050	$0.618	108
From 01/01/2009 To 12/31/2009	$ 0.618	$0.835	116
From 01/01/2010 To 12/31/2010	$ 0.835	$0.893	133
From 01/01/2011 To 12/31/2011	$ 0.893	$0.787	100
From 01/01/2012 To 12/31/2012	$ 0.787	$0.918	74
From 01/01/2013 To 12/31/2013	$ 0.918	$1.114	66
Templeton Growth VIP Fund – Class 2**
From 01/01/2007* To 12/31/2007	N/A	$0.954	5,420
From 01/01/2008 To 12/31/2008	$ 0.954	$0.543	21,468
From 01/01/2009 To 12/31/2009	$ 0.543	$0.702	23,467
From 01/01/2010 To 12/31/2010	$ 0.702	$0.744	21,911
From 01/01/2011 To 12/31/2011	$ 0.744	$0.683	21,088
From 01/01/2012 To 12/31/2012	$ 0.683	$0.816	18,401
From 01/01/2013 To 12/31/2013	$ 0.816	$1.053	14,182
Virtus Capital Growth Series – Class A Shares**
From 01/01/2007* To 12/31/2007	N/A	-	-
From 01/01/2008 To 12/31/2008	$ 1.015	$0.593	48
From 01/01/2009 To 12/31/2009	$ 0.593	$0.760	50
From 01/01/2010 To 12/31/2010	$ 0.760	$0.862	36
From 01/01/2011 To 12/31/2011	$ 0.862	$0.811	34
From 01/01/2012 To 12/31/2012	$ 0.811	$0.910	46
From 01/01/2013 To 12/31/2013	$ 0.910	$1.162	43
Virtus Growth & Income Series – Class A Shares**
From 01/01/2007* To 12/31/2007	N/A	$0.978	2
From 01/01/2008 To 12/31/2008	$ 0.978	$0.628	2
From 01/01/2009 To 12/31/2009	$ 0.628	$0.765	15
From 01/01/2010 To 12/31/2010	$ 0.765	$0.851	23
From 01/01/2011 To 12/31/2011	$ 0.851	$0.826	17
From 01/01/2012 To 12/31/2012	$ 0.826	$0.935	16
From 01/01/2013 To 12/31/2013	$ 0.935	$1.216	16
C-14

Subaccount	Subaccount Unit Value Beginning of Period	Subaccount Unit Value End of Period	Units Outstanding at End of Period (Thousands)
Virtus International Series – Class A Shares**
From 01/01/2007* To 12/31/2007	N/A	$1.053	9,309
From 01/01/2008 To 12/31/2008	$ 1.053	$0.634	54,328
From 01/01/2009 To 12/31/2009	$ 0.634	$0.875	67,106
From 01/01/2010 To 12/31/2010	$ 0.875	$0.979	61,716
From 01/01/2011 To 12/31/2011	$ 0.979	$0.922	58,006
From 01/01/2012 To 12/31/2012	$ 0.922	$1.059	54,367
From 01/01/2013 To 12/31/2013	$ 1.059	$1.127	49,086
Virtus Multi-Sector Fixed Income Series – Class A Shares**
From 01/01/2007* To 12/31/2007	N/A	$1.003	3,487
From 01/01/2008 To 12/31/2008	$ 1.003	$0.812	20,021
From 01/01/2009 To 12/31/2009	$ 0.812	$1.122	24,882
From 01/01/2010 To 12/31/2010	$ 1.122	$1.266	22,586
From 01/01/2011 To 12/31/2011	$ 1.266	$1.286	21,465
From 01/01/2012 To 12/31/2012	$ 1.286	$1.455	19,349
From 01/01/2013 To 12/31/2013	$ 1.455	$1.468	17,770
Virtus Real Estate Securities Series – Class A Shares**
From 01/01/2007* To 12/31/2007	N/A	$0.866	2,857
From 01/01/2008 To 12/31/2008	$ 0.866	$0.539	16,820
From 01/01/2009 To 12/31/2009	$ 0.539	$0.686	24,406
From 01/01/2010 To 12/31/2010	$ 0.686	$0.867	18,917
From 01/01/2011 To 12/31/2011	$ 0.867	$0.939	16,573
From 01/01/2012 To 12/31/2012	$ 0.939	$1.084	13,915
From 01/01/2013 To 12/31/2013	$ 1.084	$1.079	12,897
Virtus Small-Cap Growth Series – Class A Shares**
From 01/01/2007* To 12/31/2007	N/A	$1.055	3
From 01/01/2008 To 12/31/2008	$ 1.055	$0.573	165
From 01/01/2009 To 12/31/2009	$ 0.573	$0.692	125
From 01/01/2010 To 12/31/2010	$ 0.692	$0.775	175
From 01/01/2011 To 12/31/2011	$ 0.775	$0.892	387
From 01/01/2012 To 12/31/2012	$ 0.892	$0.983	131
From 01/01/2013 To 12/31/2013	$ 0.983	$1.360	109
Virtus Small-Cap Value Series – Class A Shares**
From 01/01/2007* To 12/31/2007	N/A	$0.877	37
From 01/01/2008 To 12/31/2008	$ 0.877	$0.537	97
From 01/01/2009 To 12/31/2009	$ 0.537	$0.641	96
From 01/01/2010 To 12/31/2010	$ 0.641	$0.742	26,555
From 01/01/2011 To 12/31/2011	$ 0.742	$0.766	23,108
From 01/01/2012 To 12/31/2012	$ 0.766	$0.817	21,504
From 01/01/2013 To 12/31/2013	$ 0.817	$1.134	18,129
Virtus Strategic Allocation Series – Class A Shares**
From 01/01/2007* To 12/31/2007	N/A	-	-
From 01/01/2008 To 12/31/2008	$ 0.997	$0.734	35
From 01/01/2009 To 12/31/2009	$ 0.734	$0.901	36
From 01/01/2010 To 12/31/2010	$ 0.901	$1.006	35
From 01/01/2011 To 12/31/2011	$ 1.006	$1.012	35
From 01/01/2012 To 12/31/2012	$ 1.012	$1.132	35
From 01/01/2013 To 12/31/2013	$ 1.132	$1.318	35
C-15

Subaccount	Subaccount Unit Value Beginning of Period	Subaccount Unit Value End of Period	Units Outstanding at End of Period (Thousands)
Wanger International**
From 01/01/2007* To 12/31/2007	N/A	$1.033	2,052
From 01/01/2008 To 12/31/2008	$ 1.033	$0.555	13,168
From 01/01/2009 To 12/31/2009	$ 0.555	$0.819	15,287
From 01/01/2010 To 12/31/2010	$ 0.819	$1.010	13,374
From 01/01/2011 To 12/31/2011	$ 1.010	$0.851	12,553
From 01/01/2012 To 12/31/2012	$ 0.851	$1.020	12,084
From 01/01/2013 To 12/31/2013	$ 1.020	$1.231	10,371
Wanger International Select
From 01/01/2007* To 12/31/2007	N/A	$1.092	52
From 01/01/2008 To 12/31/2008	$ 1.092	$0.600	246
From 01/01/2009 To 12/31/2009	$ 0.600	$0.786	154
From 01/01/2010 To 12/31/2010	$ 0.786	$0.947	162
From 01/01/2011 To 12/31/2011	$ 0.947	$0.840	133
From 01/01/2012 To 12/31/2012	$ 0.840	$1.011	122
From 01/01/2013 To 12/31/2013	$ 1.011	$1.137	93
Wanger Select
From 01/01/2007* To 12/31/2007	N/A	$0.945	15
From 01/01/2008 To 12/31/2008	$ 0.945	$0.475	105
From 01/01/2009 To 12/31/2009	$ 0.475	$0.778	77
From 01/01/2010 To 12/31/2010	$ 0.778	$0.972	101
From 01/01/2011 To 12/31/2011	$ 0.972	$0.789	102
From 01/01/2012 To 12/31/2012	$ 0.789	$0.922	101
From 01/01/2013 To 12/31/2013	$ 0.922	$1.224	81
Wanger USA**
From 01/01/2007* To 12/31/2007	N/A	$0.954	24
From 01/01/2008 To 12/31/2008	$ 0.954	$0.567	61
From 01/01/2009 To 12/31/2009	$ 0.567	$0.796	66
From 01/01/2010 To 12/31/2010	$ 0.796	$0.969	75
From 01/01/2011 To 12/31/2011	$ 0.969	$0.922	37
From 01/01/2012 To 12/31/2012	$ 0.922	$1.092	42
From 01/01/2013 To 12/31/2013	$ 1.092	$1.441	51
*Subaccount began operations in this period
**Experienced a name change within the past 10 years.
“-” denotes no contract owner was invested in subaccount in this period
C-16

PART B

Version B is not affected by this filing

[Version A]
PART B
The Big Edge Choice®

PHL Variable Accumulation Account (“Separate Account”)
PHL Variable Insurance Company
Variable Accumulation Deferred Annuity Contract
STATEMENT OF ADDITIONAL INFORMATION	December 19, 2014

Home Office: One American Row Hartford, Connecticut 06102-5056	PHL Variable Insurance Company Annuity Operations Division PO Box 8027 Boston, Massachusetts 02266-8027
This Statement of Additional Information (“SAI”) is not a prospectus and should be read in conjunction with the prospectus, dated December 19, 2014. You may obtain a copy of the prospectus without charge by contacting PHL Variable Insurance Company (“PHL Variable”) at the above address or by calling 800/541-0171 or by visiting our website at www.phoenixwm.com*. Defined terms used in the current prospectus are incorporated in this SAI.

1

PHL Variable Insurance Company

PHL Variable Insurance Company (“PHL Variable”) is a Connecticut stock life insurance company incorporated on July 15, 1981. We provide life insurance and annuity products. Our executive and main administrative offices are at One American Row in Hartford, Connecticut 06102-5056.
PHL Variable is directly owned by PM Holdings, Inc. (“PMH”), a downstream holding company of Phoenix Life Insurance Company (“Phoenix Life”). Phoenix Life is a life insurance company which is wholly owned by The Phoenix Companies, Inc. (“PNX”), which is a manufacturer of insurance, annuity and asset management products.
Underwriter

1851 Securities, Inc. (“1851”) is the principal underwriter and national distributor for the contracts pursuant to an underwriting agreement dated January 1, 2012. 1851 is an affiliate of PHL Variable. 1851 is contracted as underwriter, to offer these contracts on a continuous basis . 1851 is not compensated for any underwriting commissions. All underwriting commissions costs are borne directly by PHL Variable. 1851’s principal business address is One American Row, Hartford, CT 06102-5056.
Services

Administrative, Marketing and Support Services
PHL Variable and/or the principal underwriter for the Contracts have entered into agreements with the investment adviser, subadviser, distributor, and/or affiliated companies of most of the underlying funds for providing certain administrative, marketing, or other support services to the underlying funds.
These payments reflect in part service expense savings derived by the funds by having a sole shareholder rather than multiple shareholders in connection with the Separate Account’s investments in the funds. Proceeds of these payments may be used for any corporate purpose, including payment of expenses that PHL Variable and the principal underwriter for the Contracts incur in promoting, issuing, distributing and administering the Contracts.
The payments are generally based on a percentage of the average assets of each underlying fund allocated to the variable investment options under the Contract or other Contracts offered by the PHL Variable. Aggregate fees relating to the different underlying funds vary and may be as much as 0.40% of the average net assets of an underlying fund attributable to the Contracts.
Other Service Providers
Under an Administrative and Accounting Services Agreement between BNY Mellon (“BNY Mellon”) (formerly PNC Global Investment Servicing) and the Company, BNY Mellon provides certain services related to the Separate Account. These services include computing investment option unit value for each Investment option of the Separate Account on each valuation date, preparing annual financial statements for the Separate Account, filing the Separate Account annual reports on Form N-SAR with the SEC, and maintaining certain books and records required by law on behalf of the Separate Account. The Company pays BNY Mellon fees for these services. The total fee includes a flat annual charge per investment option, an annual base fee for the Company and its affiliates utilizing the services, and license and service fees for certain software used in providing the services. During the last three fiscal years, the Company and insurance company affiliates of the Company have paid BNY Mellon the fees listed below for services provided to the Separate Account, other investment options of the Company, and investment options of insurance company affiliates of the Company.
Year Ended December 31,	Fee Paid
2011	$524,191.40
2012	$450,503.87
2013	$458,488.47

Phoenix Life Insurance Company, PHL Variable Insurance Company and Phoenix Life and Annuity Company (collectively the “Phoenix Companies”) have entered into an agreement with Alliance-One Services, Inc., 8616 Freeport Parkway, Irving, Texas 75063 (“Alliance-One”) wherein Alliance-One has agreed to provide the Phoenix Companies with claim processing services.
Alliance-One began providing claim processing services to the Phoenix Companies during the 2008 calendar year. The fees below were paid during the last three fiscal years for such services.
Year Ended December 31,	Fee Paid
2011	$402,001
2012	$10,657
2013	$0

2

Information Sharing Agreements

PHL Variable has entered into information sharing agreements with the underlying funds as required by Rule 22c-2 of the Investment Company Act of 1940. The purpose of the information sharing is to monitor and, if necessary, warn and restrict policy owners who may be engaging in disruptive trading practices as determined by PHL Variable or the underlying funds in accordance with their established policies.
Performance History/Calculation of Yield and Return

For detailed performance history, please visit our website at www.phoenixwm.com*. The rates of return shown are not an estimate nor are they a guarantee of future performance. The performance history shown is solely for the underlying investment portfolios. They do not illustrate how actual performance will affect the benefits under your contract because they do not account for any of the charges and deductions that apply to your contract value.
Yield of the Federated Prime Money Fund II Investment Option. We calculate the yield of the Federated Prime Money Fund II for a 7-day “base period” by determining the “net change in value” of a hypothetical pre-existing account. We assume the hypothetical account had an initial balance of one share at the beginning of the base period. We then determine what the value of the hypothetical account would have been at the end of the 7-day base period. The end value minus the initial value gives us the net change in value for the hypothetical account. The net change in value can then be divided by the initial value giving us the base period return (one week’s return). To find the equivalent annual return we multiply the base period return by 365/7. The equivalent effective annual yield differs from the annual return because we assume all returns are reinvested in the investment option. We carry results to the nearest hundredth of one percent.
The net change in value of the hypothetical account includes the daily net investment income of the account (after expenses), but does not include realized gains or losses or unrealized appreciation or depreciation on the underlying fund shares.
The yield/return calculations include a mortality and expense risk charge equal to 1.25% on an annual basis, and a daily administrative fee equal to 0.125% on an annual basis.
The Federated Prime Money Fund II Investment Option return and effective yield will vary in response to fluctuations in interest rates and in the expenses of the investment option.
We do not include the maximum annual administrative fee in calculating the current return and effective yield. Should such a fee apply to your account, current return and/or effective yield for your account could be reduced.
Example Calculation:
The following example of a return/yield calculation for the Federated Prime Money Fund II Investment Option was based on the 7-day period ending December 31, 2013.
Value of hypothetical pre-existing account with exactly one Unit at the beginning of the period:	$1.000000
Value of the same account (excluding capital changes) at the end of the 7-day period:	0.999734
Calculation:
Ending account value	0.999734
Less beginning account value	1.000000
Net change in account value	-0.000266
Base period return: (net change/beginning account value)	-0.000266
Current yield = return x (365/7) =	-1.39%
Effective yield = [(1 + return)365/7 ] – 1 =	-1.38%
Yields and total returns may be higher or lower than in the past and there is no assurance that any historical results will continue.
Calculation of Total Return. Total return measures the change in value of an investment option investment over a stated period. We compute total returns by finding the average annual compounded rates of return over the one-, five-, and ten-year periods that would equate the initial amount invested to the ending redeemable value according to a formula. The formula for total return includes the following steps:
1.	we assume a hypothetical $1,000 initial investment in the investment option;
2.	we determine the value the hypothetical initial investment would have were it redeemed at the end of each period. All recurring fees and any applicable contingent deferred sales charges are deducted. This figure is the ending redeemable value (ERV in the formula given below);
3.	we divide this value by the initial $1,000 investment, resulting in ratio of the ending redeemable value to the initial value for that period;
3

4.	to get the average annual total return we take the nth root of the ratio from step (3), where n equals the number of years in that period (e.g., 1, 5, 10), and subtract one.
The formula in mathematical terms is:
R =((ERV /II)(1/n)) – 1
Where:
II= a hypothetical initial payment of $1,000
R= average annual total return for the period
n= number of years in the period
ERV= ending redeemable value of the hypothetical $1,000 for the period [see (2) and (3) above]
We normally calculate total return for one-, five-, and ten-year periods for each investment option. If an investment option has not been available for at least ten years, we will provide total returns for other relevant periods.
Performance Information
Advertisements, sales literature and other communications may contain information about a series’ or advisor’s current investment strategies and management style. An advisor may alter investment strategies and style in response to changing market and economic conditions. A fund may wish to make known a series’ specific portfolio holdings or holdings in specific industries. A fund may also separately illustrate the income and capital gain portions of a series’ total return. Performance might also be advertised by breaking down returns into equity and debt components. A series may compare its equity or bond return figure to any of a number of well-known benchmarks of market performance, including, but not limited to:
A series may compare its returns to any of a number of well-known benchmarks of market performance; including, but not limited to:
The Dow Jones Industrial AverageSM (“DJIA”)
CS First Boston High Yield Index
Citigroup Corporate Index
Citigroup Government Bond Index
Standard & Poor’s 500 Index® (“S&P 500”)
Each investment option may include its yield and total return in advertisements or communications with current or prospective contract owners. Each investment option may also include in such advertisements, its ranking or comparison to similar mutual funds by such organizations as:
Lipper Analytical Services
Morningstar, Inc.
Thomson Financial
A fund may also compare a series’ performance to other investment or savings vehicles (such as certificates of deposit) and may refer to results published in such publications as:
Barron’s
Bloomberg Businessweek
Consumer Reports
Financial Planning
Financial Services Weekly
Forbes
Fortune
Investor’s Business Daily
Kiplinger’s Personal Finance
Money
The New York Times
Personal Investor
Registered Rep
U.S. News and World Report
The Wall Street Journal
A fund may also illustrate the benefits of tax deferral by comparing taxable investments with investments through tax-deferred retirement plans.
The total return and yield may be used to compare the performance of the investment options with certain commonly used standards for stock and bond market performance. Such indices include, but are not limited to:
4

The Dow Jones Industrial AverageSM (“DJIA”)
CS First Boston High Yield Index
Citigroup Corporate Index
Citigroup Government Bond Index
Standard and Poor’s 500 Index® (“S&P 500”)
The DJIA is an unweighted index of 30 industrial “blue chip” U.S. stocks. It is the oldest continuing U.S. market index. The 30 stocks now in the DJIA are both widely-held and a major influence in their respective industries. The average is computed in such a way as to preserve its historical continuity and account for such factors as stock splits and periodic changes in the components of the index. The editors of The Wall Street Journal select the component stocks of the DJIA.
The S& P 500 is a free-float market capitalization weighted index composed of 500 stocks chosen for market size, liquidity, and industry group representation. It is one of the most widely used indicators of U.S. stock market performance. The composition of the S&P 500 changes from time to time. Standard & Poor’s Index Committee makes all decisions about the S&P 500.
Weighted and unweighted indices: A market-value, or capitalization, weighted index uses relative market value (share price multiplied by the number of shares outstanding) to “weight” the influence of a stock’s price on the index. Simply put, larger companies’ stock prices influence the index more than smaller companies’ stock prices. An unweighted index (such as the DJIA) uses stock price alone to determine the index value. A company’s relative size has no bearing on its impact on the index.
The funds’ annual reports, available upon request and without charge, contain a discussion of the performance of the funds and a comparison of that performance to a securities market index. You may obtain an Annual Report by contacting your registered representative or PHL Variable at the address and telephone number on page one.
Calculation of Annuity Payments

See your prospectus in the section titled “The Annuity Period” for a description of the annuity options.
You may elect an annuity payment option by written request as described in your prospectus. If you do not elect an annuity payment option, amounts held under the contract will be applied to provide a Variable Life Annuity with 10-Year Period Certain (Option I) on the maturity date. You may not change your election after the first annuity payment.
Fixed Annuity Payments
Fixed annuity payments are determined by the total dollar value for all investment options’ accumulation units, all amounts held in the GIA and MVA. For each contract the resulting dollar value is then multiplied by the applicable annuity purchase rate, which reflects the age (and sex for nontax-qualified plans) of the annuitant or annuitants, for the fixed payment annuity option selected.
The guaranteed annuity payment rates will be no less favorable than the following: under Options A, B, D, E and F, rates are based on the a-49 Annuity Table1 projected to 1985 with Projection Scale B. We use an interest rate of 3 3⁄8% for 5- and 10-year certain periods under Option A, for the 10-year certain period under Option F, and for Option E; an interest rate of 3¼% for the 20-year certain period under Options A and F; an interest rate of 3½% under Options B and D. Under Options G and H, the guaranteed interest rate is 3%.
It is possible that we may have more favorable (i.e., higher-paying) rates in effect on the maturity date.
Variable Annuity Payments
Under all variable annuity payment options except Option L, the first payment is based on an assumed annual investment rate of 4½%. Should the assumed rate result in a first payment larger than permitted by state law, we will select a lower rate. All subsequent payments may be higher or lower depending on investment experience of the investment options.
Under Options I, J, K, M and N, we determine the first payment by multiplying the amounts held under the selected option in each investment option by the applicable annuity payment option rate, which reflects the age (and sex for nontax-qualified plans) of the annuitant or annuitants. The first payment equals the total of such amounts determined for each investment option. We determine future payments under these options by multiplying the contract value in each investment option (Number of Annuity Units times the Annuity Unit Value) by the applicable annuity payment option rate on the payment calculation date. The payment will equal the sum of the amounts provided by each investment option investment.
Under Option L, we determine the amount of the annual distribution by dividing the amount of contract value held under this option on December 31 of the previous year by the life expectancy of the annuitant or the joint life expectancy of the annuitant and joint annuitant at that time.
Under Options I, J, M and N, the applicable options rate used to determine the first payment amount will not be less than the rate based on the 1983 Table A (1983 IAM)1 projected with Projection Scale G to the year 2040, and with continued projection thereafter, and on the assumed investment rate. Under Option K, the rate will be based on the number of payments to be made during the specified period and the assumed investment rate.
5

We deduct a daily charge for mortality and expense risks and a daily administrative fee from contract values held in the investment options. See your prospectus in the section titled “Deductions and Charges.” Electing Option K will result in a mortality risk deduction being made even though we assume no mortality risk under that option.

1       The Society of Actuaries developed these tables to provide payment rates for annuities based on a set of mortality tables acceptable to most regulating authorities.

Financial Support Arrangement

Phoenix Life has a financial support arrangement with PHL Variable. Under this arrangement, Phoenix Life will contribute capital to PHL Variable in the event that PHL Variable's combined capital and surplus falls below $10 Million and/or PHL Variable's adjusted capital falls below 250% of risk based capital. This arrangement is not evidence of indebtedness or an obligation or liability of Phoenix Life to the owner of a PHL Variable contract and does not provide the owner of a PHL Variable contract with recourse against Phoenix Life. Phoenix Life's audited GAAP financial statements for the year ended December 31, 2013 are included in this Statement of Additional Information and are available and posted on our website at www.phoenixwm.com* under “Products/Product Prospectuses.”
Experts

The financial statements of PHL Variable Accumulation Account as of December 31, 2013 which include the statements of assets and liabilities as of the year then ended, the results of each of their operations for the period then ended, the changes in net assets for each of the periods then ended, and the financial highlights for each of the periods indicated, the financial statements of PHL Variable Insurance Company as of December 31, 2013 and 2012, and for each of the three years in the period ended December 31, 2013, and the consolidated financial statements of Phoenix Life Insurance Company as of December 31, 2013 and 2012, and for each of the three years in the period ended December 31, 2013 included in this Prospectus and in this Statement of Additional Information have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

* This is intended as an inactive textual reference only.
6

[Version C]
PART B
Phoenix Spectrum Edge®

PHL Variable Accumulation Account (“Separate Account”)
PHL Variable Insurance Company
Variable Accumulation Deferred Annuity Contract
STATEMENT OF ADDITIONAL INFORMATION	December 19, 2014

Home Office: One American Row Hartford, Connecticut 06102-5056	PHL Variable Insurance Company Annuity Operations Division PO Box 8027 Boston, Massachusetts 02266-8027
This Statement of Additional Information (“SAI”) is not a prospectus and should be read in conjunction with the prospectus, dated December 19, 2014. You may obtain a copy of the prospectus without charge by contacting PHL Variable Insurance Company (“PHL Variable”) at the above address or by calling 800/541-0171 or by visiting our website at www.phoenixwm.com*. Defined terms used in the current prospectus are incorporated in this SAI.

1

PHL Variable Insurance Company

PHL Variable Insurance Company (“PHL Variable”) is a Connecticut stock life insurance company incorporated on July 15, 1981. We provide life insurance and annuity products. Our executive and main administrative offices are at One American Row in Hartford, Connecticut 06102-5056.
PHL Variable is directly owned by PM Holdings, Inc. (“PMH”), a downstream holding company of Phoenix Life Insurance Company (“Phoenix Life”). Phoenix Life is a life insurance company which is wholly owned by The Phoenix Companies, Inc. (“PNX”), which is a manufacturer of insurance, annuity and asset management products.
Underwriter

1851 Securities, Inc. (“1851”) is the principal underwriter and national distributor for the contracts pursuant to an underwriting agreement dated January 1, 2012. 1851 is an affiliate of PHL Variable. 1851 is contracted as underwriter, to offer these contracts on a continuous basis . 1851 is not compensated for any underwriting commissions. All underwriting commissions costs are borne directly by PHL Variable. 1851’s principal business address is One American Row, Hartford, CT 06102-5056.
Services

Administrative, Marketing and Support Services
PHL Variable and/or the principal underwriter for the Contracts have entered into agreements with the investment adviser, subadviser, distributor, and/or affiliated companies of most of the underlying funds for providing certain administrative, marketing, or other support services to the underlying funds.
These payments reflect in part service expense savings derived by the funds by having a sole shareholder rather than multiple shareholders in connection with the Separate Account’s investments in the funds. Proceeds of these payments may be used for any corporate purpose, including payment of expenses that PHL Variable and the principal underwriter for the Contracts incur in promoting, issuing, distributing and administering the Contracts.
The payments are generally based on a percentage of the average assets of each underlying fund allocated to the variable investment options under the Contract or other Contracts offered by the PHL Variable. Aggregate fees relating to the different underlying funds vary and may be as much as 0.40% of the average net assets of an underlying fund attributable to the Contracts.
Other Service Providers
Under an Administrative and Accounting Services Agreement between BNY Mellon (“BNY Mellon”) (formerly PNC Global Investment Servicing) and the Company, BNY Mellon provides certain services related to the Separate Account. These services include computing investment option unit value for each Investment option of the Separate Account on each valuation date, preparing annual financial statements for the Separate Account, filing the Separate Account annual reports on Form N-SAR with the SEC, and maintaining certain books and records required by law on behalf of the Separate Account. The Company pays BNY Mellon fees for these services. The total fee includes a flat annual charge per investment option, an annual base fee for the Company and its affiliates utilizing the services, and license and service fees for certain software used in providing the services. During the last three fiscal years, the Company and insurance company affiliates of the Company have paid BNY Mellon the fees listed below for services provided to the Separate Account, other investment options of the Company, and investment options of insurance company affiliates of the Company.
Year Ended December 31,	Fee Paid
2011	$524,191.40
2012	$450,503.87
2013	$458,488.47

Phoenix Life Insurance Company, PHL Variable Insurance Company and Phoenix Life and Annuity Company (collectively the “Phoenix Companies”) have entered into an agreement with Alliance-One Services, Inc., 8616 Freeport Parkway, Irving, Texas 75063 (“Alliance-One”) wherein Alliance-One has agreed to provide the Phoenix Companies with claim processing services.
Alliance-One began providing claim processing services to the Phoenix Companies during the 2008 calendar year. The fees below were paid during the last three fiscal years for such services.
Year Ended December 31,	Fee Paid
2011	$402,001
2012	$10,657
2013	$0

2

Information Sharing Agreements

PHL Variable has entered into information sharing agreements with the underlying funds as required by Rule 22c-2 of the Investment Company Act of 1940. The purpose of the information sharing is to monitor and, if necessary, warn and restrict policy owners who may be engaging in disruptive trading practices as determined by PHL Variable or the underlying funds in accordance with their established policies.
Performance History/Calculation of Yield and Return

For detailed performance history, please visit our website at www.phoenixwm.com*. The rates of return shown are not an estimate nor are they a guarantee of future performance. The performance history shown is solely for the underlying investment portfolios. They do not illustrate how actual performance will affect the benefits under your contract because they do not account for any of the charges and deductions that apply to your contract value.
Yield of the Federated Prime Money Fund II Investment Option. We calculate the yield of the Federated Prime Money Fund II for a 7-day “base period” by determining the “net change in value” of a hypothetical pre-existing account. We assume the hypothetical account had an initial balance of one share at the beginning of the base period. We then determine what the value of the hypothetical account would have been at the end of the 7-day base period. The end value minus the initial value gives us the net change in value for the hypothetical account. The net change in value can then be divided by the initial value giving us the base period return (one week’s return). To find the equivalent annual return we multiply the base period return by 365/7. The equivalent effective annual yield differs from the annual return because we assume all returns are reinvested in the investment option. We carry results to the nearest hundredth of one percent.
The net change in value of the hypothetical account includes the daily net investment income of the account (after expenses), but does not include realized gains or losses or unrealized appreciation or depreciation on the underlying fund shares.
The yield/return calculations include a mortality and expense risk charge equal to either .975% (Option 1), 1.125% (Option 2) or 1.275% (Option 3) on an annual basis, and a daily administrative fee equal to 0.125% on an annual basis.
The Federated Prime Money Fund II Investment Option return and effective yield will vary in response to fluctuations in interest rates and in the expenses of the investment option.
We do not include the maximum annual administrative fee in calculating the current return and effective yield. Should such a fee apply to your account, current return and/or effective yield for your account could be reduced.
Example Calculations:
The following examples of return/yield calculations for the Federated Prime Money Fund II Investment Option were based on the 7-day period ending December 31, 2013:
Death Benefit Option 1: Contracts
Value of hypothetical pre-existing account with exactly one Unit at the beginning of the period:	1.000000
Value of the same account (excluding capital changes) at the end of the 7-day period:	0.999788
Calculation:
Ending account value	0.999788
Less beginning account value	1.000000
Net change in account value	-0.000212
Base period return: (net change/beginning account value)	-0.000212
Current yield = return x (365/7) =	-1.11%
Effective yield = [(1 + return)365/7 ] – 1 =	-1.10%
Death Benefit Option 2: Contracts
Value of hypothetical pre-existing account with exactly one unit at the beginning of the period:	1.000000
Value of the same account (excluding capital changes) at the end of the 7-day period:	0.999758
Calculation:
Ending account value	0.999758
Less beginning account value	1.000000
Net change in account value	-0.000242
Base period return: (net change/beginning account value)	-0.000242
Current yield = return x (365/7) =	-1.26%
3

Effective yield = [(1 + return)365/7 ] – 1 =	-1.25%
Death Benefit Option 3: Contracts
Value of hypothetical pre-existing account with exactly one unit at the beginning of the period:	1.000000
Value of the same account (excluding capital changes) at the end of the 7-day period:	0.999730
Calculation:
Ending account value	0.999730
Less beginning account value	1.000000
Net change in account value	-0.000270
Base period return: (net change/beginning account value)	-0.000270
Current yield = return x (365/7) =	-1.41%
Effective yield = [(1 + return)365/7 ] – 1 =	-1.40%
Death Benefit Option 3: Contracts with Accumulation Enhancement1
Value of hypothetical pre-existing account with exactly one unit at the beginning of the period:	1.000000
Value of the same account (excluding capital changes) at the end of the 7-day period:	0.999749
Calculation:
Ending account value	0.999749
Less beginning account value	1.000000
Net change in account value	-0.000251
Base period return: (net change/beginning account value)	-0.000251
Current yield = return x (365/7) =	-1.31%
Effective yield = [(1 + return)365/7 ] – 1 =	-1.30%

1 This death benefit option not available after May 1, 2007.

Yields and total returns may be higher or lower than in the past and there is no assurance that any historical results will continue.

Calculation of Total Return. Total return measures the change in value of an investment option investment over a stated period. We compute total returns by finding the average annual compounded rates of return over the one-, five- and ten-year periods that would equate the initial amount invested to the ending redeemable value according to a formula. The formula for total return includes the following steps:
1.	We assume a hypothetical $1,000 initial investment in the investment option;
2.	We determine the value the hypothetical initial investment would have were it redeemed at the end of each period. All recurring fees and any applicable contingent deferred sales charge are deducted. This figure is the ending redeemable value (ERV in the formula given below);
3.	We divide this value by the initial $1,000 investment, resulting in ratio of the ending redeemable value to the initial value for that period;
4.	To get the average annual total return we take the nth root of the ratio from step (3), where n equals the number of years in that period (e.g., 1, 5, 10), and subtract one.
The formula in mathematical terms is:
R =((ERV /II)(1/n)) – 1 where:
Where:
II =a hypothetical initial payment of $1,000
R =average annual total return for the period
n =number of years in the period
ERV =ending redeemable value of the hypothetical $1,000 for the period [see (2) and (3) above]
We normally calculate total return for one-, five- and ten-year periods for each investment option. If an investment option has not been available for at least ten years, we will provide total returns for other relevant periods.
4

Performance Information
Advertisements, sales literature and other communications may contain information about a series’ or advisor’s current investment strategies and management style. An advisor may alter investment strategies and style in response to changing market and economic conditions. A fund may wish to make known a series’ specific portfolio holdings or holdings in specific industries. A fund may also separately illustrate the income and capital gain portions of a series’ total return. Performance might also be advertised by breaking down returns into equity and debt components. A series may compare its equity or bond return figure to any of a number of well-known benchmarks of market performance, including, but not limited to:
A series may compare its returns to any of a number of well-known benchmarks of market performance; including, but not limited to:
The Dow Jones Industrial AverageSM (“DJIA”)
CS First Boston High Yield Index
Citigroup Corporate Index
Citigroup Government Bond Index
Standard & Poor’s 500 Index® (“S&P 500”)
Each investment option may include its yield and total return in advertisements or communications with current or prospective contract owners. Each investment option may also include in such advertisements, its ranking or comparison to similar mutual funds by such organizations as:
Lipper Analytical Services
Morningstar, Inc.
Thomson Financial
A fund may also compare a series’ performance to other investment or savings vehicles (such as certificates of deposit) and may refer to results published in such publications as:
Barron’s
Bloomberg Businessweek
Consumer Reports
Financial Planning
Financial Services Weekly
Forbes
Fortune
Investor’s Business Daily
Kiplinger’s Personal Finance
Money
The New York Times
Personal Investor
Registered Rep
U.S. News and World Report
The Wall Street Journal
A fund may also illustrate the benefits of tax deferral by comparing taxable investments with investments through tax-deferred retirement plans.
The total return and yield may be used to compare the performance of the investment options with certain commonly used standards for stock and bond market performance. Such indices include, but are not limited to:
The Dow Jones Industrial AverageSM (“DJIA”)
CS First Boston High Yield Index
Citigroup Corporate Index
Citigroup Government Bond Index
Standard and Poor’s 500 Index® (“S&P 500”)
The DJIA is an unweighted index of 30 industrial “blue chip” U.S. stocks. It is the oldest continuing U.S. market index. The 30 stocks now in the DJIA are both widely-held and a major influence in their respective industries. The average is computed in such a way as to preserve its historical continuity and account for such factors as stock splits and periodic changes in the components of the index. The editors of The Wall Street Journal select the component stocks of the DJIA.
The S& P 500 is a free-float market capitalization weighted index composed of 500 stocks chosen for market size, liquidity, and industry group representation. It is one of the most widely used indicators of U.S. stock market performance. The composition of the S&P 500 changes from time to time. Standard & Poor’s Index Committee makes all decisions about the S&P 500.
5

Weighted and unweighted indices: A market-value, or capitalization, weighted index uses relative market value (share price multiplied by the number of shares outstanding) to “weight” the influence of a stock’s price on the index. Simply put, larger companies’ stock prices influence the index more than smaller companies’ stock prices. An unweighted index (such as the DJIA) uses stock price alone to determine the index value. A company’s relative size has no bearing on its impact on the index.
The funds’ annual reports, available upon request and without charge, contain a discussion of the performance of the funds and a comparison of that performance to a securities market index. You may obtain an Annual Report by contacting your registered representative or PHL Variable at the address and telephone number on page one.
Calculation of Annuity Payments

See your prospectus in the section titled “The Annuity Period” for a description of the annuity options.
You may elect an annuity payment option by written request as described in your prospectus. If you do not elect an annuity payment option, amounts held under the contract will be applied to provide a Variable Life Annuity with 10-Year Period Certain (Option I) on the maturity date. You may not change your election after the first annuity payment.
Fixed Annuity Payments
Fixed annuity payments are determined by the total dollar value for all investment options’ accumulation units, all amounts held in the GIA and MVA. For each contract the resulting dollar value is then multiplied by the applicable annuity purchase rate, which reflects the age (and sex for nontax-qualified plans) of the annuitant or annuitants, for the fixed payment annuity option selected.
The guaranteed annuity payment rates will be no less favorable than the following: under Annuity Payment Options A, B, D, E and F, rates are based on the 1983a Individual Annuity Mortality Table (1983 IAM — The Society of Actuaries developed these tables to provide payment rates for annuities based on a set of mortality tables acceptable to most regulating authorities), projected with projection scale G to the year 2040 and an interest rate of 3%. The Society of Actuaries developed these tables to provide payment rates for annuities based on a set of mortality tables acceptable to most regulating authorities. Under Annuity Payment Options G and H the guaranteed interest rate is 3%.
It is possible that we may have more favorable (i.e., higher-paying) rates in effect on the maturity date.
Variable Annuity Payments
Under Annuity Payment Options I, J, K, M and N, the amount of the first payment is equal to the amount held under the selected option in each investment option, divided by $1,000 and then multiplied by the applicable payment option rate. The first payment equals the sum of the amounts provided by each investment option.
In each investment option, the number of fixed annuity units is determined by dividing the amount of the initial payment provided by that investment option by the annuity unit value for that investment option on the first payment calculation date. Thereafter, the number of fixed annuity units in each investment option remains unchanged unless you transfer funds to or from the investment option. If you transfer funds to or from a investment option, the number of fixed annuity units will change in proportion to the change in value of the investment option as a result of the transfer. The number of fixed annuity units will change effective with the transfer, but will remain fixed in number following the transfer.
Second and subsequent payments are determined by multiplying the number of fixed annuity units for each investment option by the annuity unit value for that investment option on the payment calculation date. The total payment will equal the sum of the amounts provided by each investment option. The amount of second and subsequent payments will vary with the investment experience of the investment options and may be either higher or lower than the first payment.
Under Annuity Payment Option L, we determine the amount of the annual distribution by dividing the amount of contract value held under this option on December 31 of the previous year by the life expectancy of the annuitant or the joint life expectancy of the annuitant and joint annuitant at that time.
Under Annuity Payment Options I, J, M and N, the applicable annuity payment option rate used to determine the first payment amount will not be less than the rate based on the 1983a Individual Annuity Mortality Table projected with projection scale G to the year 2040, with continued projection thereafter and the assumed investment rate. Under Annuity Payment Option K, the annuity payment option rate will be based on the number of payments to be made during the specified period and the assumed investment rate.
We guarantee that neither expenses actually incurred, other than taxes on investment return, nor mortality actually experienced, shall adversely affect the dollar amount of variable annuity payments.
We deduct a daily charge for mortality and expense risks and a daily administrative fee from contract values held in the investment options. See your prospectus in the section titled “Deductions and Charges.” Electing Option K will result in a mortality risk deduction being made even though we assume no mortality risk under that option.
6

Financial Support Arrangement

Phoenix Life has a financial support arrangement with PHL Variable. Under this arrangement, Phoenix Life will contribute capital to PHL Variable in the event that PHL Variable's combined capital and surplus falls below $10 Million and/or PHL Variable's adjusted capital falls below 250% of risk based capital. This arrangement is not evidence of indebtedness or an obligation or liability of Phoenix Life to the owner of a PHL Variable contract and does not provide the owner of a PHL Variable contract with recourse against Phoenix Life. Phoenix Life's audited GAAP financial statements for the year ended December 31, 2013 are included in this Statement of Additional Information and are available and posted on our website at www.phoenixwm.com* under “Products/Product Prospectuses.”
Experts

The financial statements of PHL Variable Accumulation Account as of December 31, 2013 which include the statements of assets and liabilities as of the year then ended, the results of each of their operations for the period then ended, the changes in net assets for each of the periods then ended, and the financial highlights for each of the periods indicated, the financial statements of PHL Variable Insurance Company as of December 31, 2013 and 2012, and for each of the three years in the period ended December 31, 2013, and the consolidated financial statements of Phoenix Life Insurance Company as of December 31, 2013 and 2012, and for each of the three years in the period ended December 31, 2013 included in this Prospectus and in this Statement of Additional Information have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

* This is intended as an inactive textual reference only.
7

[Version D]
PART B
Phoenix Spectrum Edge®+

PHL Variable Accumulation Account (“Separate Account”)
PHL Variable Insurance Company
Variable Accumulation Deferred Annuity Contract
STATEMENT OF ADDITIONAL INFORMATION	December 19, 2014

Home Office: One American Row Hartford, Connecticut 06102-5056	PHL Variable Insurance Company Annuity Operations Division PO Box 8027 Boston, Massachusetts 02266-8027
This Statement of Additional Information (“SAI”) is not a prospectus and should be read in conjunction with the prospectus, dated December 19, 2014. You may obtain a copy of the prospectus without charge by contacting PHL Variable Insurance Company (“PHL Variable”) at the above address or by calling 800/541-0171 or by visiting our website at www.phoenixwm.com*. Defined terms used in the current prospectus are incorporated in this SAI.

1

PHL Variable Insurance Company

PHL Variable Insurance Company (“PHL Variable”) is a Connecticut stock life insurance company incorporated on July 15, 1981. We provide life insurance and annuity products. Our executive and main administrative offices are at One American Row in Hartford, Connecticut 06102-5056.
PHL Variable is directly owned by PM Holdings, Inc. (“PMH”), a downstream holding company of Phoenix Life Insurance Company (“Phoenix Life”). Phoenix Life is a life insurance company which is wholly owned by The Phoenix Companies, Inc. (“PNX”), which is a manufacturer of insurance, annuity and asset management products.
Underwriter

1851 Securities, Inc. (“1851”) is the principal underwriter and national distributor for the contracts pursuant to an underwriting agreement dated January 1, 2012. 1851 is an affiliate of PHL Variable. 1851 is contracted as underwriter, to offer these contracts on a continuous basis . 1851 is not compensated for any underwriting commissions. All underwriting commissions costs are borne directly by PHL Variable. 1851’s principal business address is One American Row, Hartford, CT 06102-5056.
Services

Administrative, Marketing and Support Services
PHL Variable and/or the principal underwriter for the Contracts have entered into agreements with the investment adviser, subadviser, distributor, and/or affiliated companies of most of the underlying funds for providing certain administrative, marketing, or other support services to the underlying funds.
These payments reflect in part service expense savings derived by the funds by having a sole shareholder rather than multiple shareholders in connection with the Separate Account’s investments in the funds. Proceeds of these payments may be used for any corporate purpose, including payment of expenses that PHL Variable and the principal underwriter for the Contracts incur in promoting, issuing, distributing and administering the Contracts.
The payments are generally based on a percentage of the average assets of each underlying fund allocated to the variable investment options under the Contract or other Contracts offered by the PHL Variable. Aggregate fees relating to the different underlying funds vary and may be as much as 0.40% of the average net assets of an underlying fund attributable to the Contracts.
Other Service Providers
Under an Administrative and Accounting Services Agreement between BNY Mellon (“BNY Mellon”) (formerly PNC Global Investment Servicing) and the Company, BNY Mellon provides certain services related to the Separate Account. These services include computing investment option unit value for each Investment option of the Separate Account on each valuation date, preparing annual financial statements for the Separate Account, filing the Separate Account annual reports on Form N-SAR with the SEC, and maintaining certain books and records required by law on behalf of the Separate Account. The Company pays BNY Mellon fees for these services. The total fee includes a flat annual charge per investment option, an annual base fee for the Company and its affiliates utilizing the services, and license and service fees for certain software used in providing the services. During the last three fiscal years, the Company and insurance company affiliates of the Company have paid BNY Mellon the fees listed below for services provided to the Separate Account, other investment options of the Company, and investment options of insurance company affiliates of the Company.
Year Ended December 31,	Fee Paid
2011	$524,191.40
2012	$450,503.87
2013	$458,488.47

Phoenix Life Insurance Company, PHL Variable Insurance Company and Phoenix Life and Annuity Company (collectively the “Phoenix Companies”) have entered into an agreement with Alliance-One Services, Inc., 8616 Freeport Parkway, Irving, Texas 75063 (“Alliance-One”) wherein Alliance-One has agreed to provide the Phoenix Companies with claim processing services.
Alliance-One began providing claim processing services to the Phoenix Companies during the 2008 calendar year. The fees below were paid during the last three fiscal years for such services.
Year Ended December 31,	Fee Paid
2011	$402,001
2012	$10,657
2013	$0

2

Information Sharing Agreements

PHL Variable has entered into information sharing agreements with the underlying funds as required by Rule 22c-2 of the Investment Company Act of 1940. The purpose of the information sharing is to monitor and, if necessary, warn and restrict policy owners who may be engaging in disruptive trading practices as determined by PHL Variable or the underlying funds in accordance with their established policies.
Performance History/Calculation of Yield and Return

For detailed performance history, please visit our website at www.phoenixwm.com*. The rates of return shown are not an estimate nor are they a guarantee of future performance. The performance history shown is solely for the underlying investment portfolios. They do not illustrate how actual performance will affect the benefits under your contract because they do not account for any of the charges and deductions that apply to your contract value.
Yield of the Federated Prime Money Fund II Investment Option. We calculate the yield of the Federated Prime Money Fund II for a 7-day “base period” by determining the “net change in value” of a hypothetical pre-existing account. We assume the hypothetical account had an initial balance of one share at the beginning of the base period. We then determine what the value of the hypothetical account would have been at the end of the 7-day base period. We assume no policy charges were deducted from the hypothetical account. The end value minus the initial value gives us the net change in value for the hypothetical account. The net change in value can then be divided by the initial value giving us the base period return (one week’s return). To find the equivalent annual return we multiply the base period return by 365/7. The equivalent effective annual yield differs from the annual return because we assume all returns are reinvested in the investment option. We carry results to the nearest hundredth of one percent.
The net change in value of the hypothetical account includes the daily net investment income of the account (after expenses), but does not include realized gains or losses or unrealized appreciation or depreciation on the underlying fund shares.
The yield/return calculations include a mortality and expense risk charge equal to either .975% (Option 1) or 1.125% (Option 2) on an annual basis, and a daily administrative fee equal to 0.125% on an annual basis.
The Federated Prime Money Fund II Investment Option return and effective yield will vary in response to fluctuations in interest rates and in the expenses of the investment option.
We do not include the maximum annual administrative fee in calculating the current return and effective yield. Should such a fee apply to your account, current return and/or effective yield for your account could be reduced.
Example Calculations:
The following examples of return/yield calculations for the Federated Prime Money Fund II Investment Option were based on the 7-day period ending December 31, 2013:
Death Benefit Option 1 Contracts
Value of hypothetical pre-existing account with exactly one Unit at the beginning of the period:	$ 1.000000
Value of the same account (excluding capital changes) at the end of the 7-day period:	0.999769
Calculation:
Ending account value	0.999769
Less beginning account value	1.000000
Net change in account value	-0.000231
Base period return: (net change/beginning account value)	-0.000231
Current yield = return x (365/7) =	-1.20%
Effective yield = [(1 + return)365/7 ] – 1 =	-1.20%
Death Benefit Option 2: Contracts
Value of hypothetical pre-existing account with exactly one unit at the beginning of the period:	$ 1.000000
Value of the same account (excluding capital changes) at the end of the 7-day period:	0.999739*
Calculation:
Ending account value	0.999739
Less beginning account value	1.000000
Net change in account value	-0.000261
Base period return: (net change/beginning account value)	-0.000261
Current yield = return x (365/7) =	-1.36%
3

Effective yield = [(1 + return)365/7 ] – 1 =	-1.35%

Yields and total returns may be higher or lower than in the past and there is no assurance that any historical results will continue.

Calculation of Total Return. Total return measures the change in value of an investment option investment over a stated period. We compute total returns by finding the average annual compounded rates of return over the one-, five- and ten-year periods that would equate the initial amount invested to the ending redeemable value according to a formula. The formula for total return includes the following steps:
(1)	We assume a hypothetical $1,000 initial investment in the investment option;
(2)	We determine the value the hypothetical initial investment would have were it redeemed at the end of each period. All recurring fees and any applicable contingent deferred sales charge are deducted. This figure is the ending redeemable value (ERV in the formula given below);
(3)	We divide this value by the initial $1,000 investment, resulting in ratio of the ending redeemable value to the initial value for that period;
(4)	To get the average annual total return we take the nth root of the ratio from step (3), where n equals the number of years in that period (e.g., 1, 5, 10), and subtract one.
The formula in mathematical terms is:
R =((ERV /II)(1/n)) – 1 where:
Where:
II =a hypothetical initial payment of $1,000
R =average annual total return for the period
n =number of years in the period
ERV =ending redeemable value of the hypothetical $1,000 for the period [see (2) and (3) above]
We normally calculate total return for one-, five- and ten-year periods for each investment option. If an investment option has not been available for at least ten years, we will provide total returns for other relevant periods.
Performance Information
Advertisements, sales literature and other communications may contain information about a series’ or advisor’s current investment strategies and management style. An advisor may alter investment strategies and style in response to changing market and economic conditions. A fund may wish to make known a series’ specific portfolio holdings or holdings in specific industries. A fund may also separately illustrate the income and capital gain portions of a series’ total return. Performance might also be advertised by breaking down returns into equity and debt components. A series may compare its equity or bond return figure to any of a number of well-known benchmarks of market performance, including, but not limited to:
A series may compare its returns to any of a number of well-known benchmarks of market performance; including, but not limited to:
The Dow Jones Industrial AverageSM (“DJIA”)
CS First Boston High Yield Index
Citigroup Corporate Index
Citigroup Government Bond Index
Standard & Poor’s 500 Index® (“S&P 500”)
Each investment option may include its yield and total return in advertisements or communications with current or prospective contract owners. Each investment option may also include in such advertisements, its ranking or comparison to similar mutual funds by such organizations as:
Lipper Analytical Services
Morningstar, Inc.
Thomson Financial
A fund may also compare a series’ performance to other investment or savings vehicles (such as certificates of deposit) and may refer to results published in such publications as:
Barron’s
Bloomberg Businessweek
Consumer Reports
Financial Planning
4

Financial Services Weekly
Forbes
Fortune
Investor’s Business Daily
Kiplinger’s Personal Finance
Money
The New York Times
Personal Investor
Registered Rep
U.S. News and World Report
The Wall Street Journal
A fund may also illustrate the benefits of tax deferral by comparing taxable investments with investments through tax-deferred retirement plans.
The total return and yield may be used to compare the performance of the investment options with certain commonly used standards for stock and bond market performance. Such indices include, but are not limited to:
The Dow Jones Industrial AverageSM (“DJIA”)
CS First Boston High Yield Index
Citigroup Corporate Index
Citigroup Government Bond Index
Standard and Poor’s 500 Index® (“S&P 500”)
The DJIA is an unweighted index of 30 industrial “blue chip” U.S. stocks. It is the oldest continuing U.S. market index. The 30 stocks now in the DJIA are both widely-held and a major influence in their respective industries. The average is computed in such a way as to preserve its historical continuity and account for such factors as stock splits and periodic changes in the components of the index. The editors of The Wall Street Journal select the component stocks of the DJIA.
The S& P 500 is a free-float market capitalization weighted index composed of 500 stocks chosen for market size, liquidity, and industry group representation. It is one of the most widely used indicators of U.S. stock market performance. The composition of the S&P 500 changes from time to time. Standard & Poor’s Index Committee makes all decisions about the S&P 500.
Weighted and unweighted indices: A market-value, or capitalization, weighted index uses relative market value (share price multiplied by the number of shares outstanding) to “weight” the influence of a stock’s price on the index. Simply put, larger companies’ stock prices influence the index more than smaller companies’ stock prices. An unweighted index (such as the DJIA) uses stock price alone to determine the index value. A company’s relative size has no bearing on its impact on the index.
The funds’ annual reports, available upon request and without charge, contain a discussion of the performance of the funds and a comparison of that performance to a securities market index. You may obtain an Annual Report by contacting your registered representative or PHL Variable at the address and telephone number on page one.
Calculation of Annuity Payments

See your prospectus in the section titled “The Annuity Period” for a description of the annuity options.
You may elect an annuity payment option by written request as described in your prospectus. If you do not elect an annuity payment option, amounts held under the contract will be applied to provide a Variable Life Annuity with 10-Year Period Certain (Option I) on the maturity date. You may not change your election after the first annuity payment.
Fixed Annuity Payments
Fixed annuity payments are determined by the total dollar value for all investment options’ accumulation units, all amounts held in the GIA and MVA. For each contract the resulting dollar value is then multiplied by the applicable annuity purchase rate, which reflects the age (and sex for nontax-qualified plans) of the annuitant or annuitants, for the fixed payment annuity option selected.
The guaranteed annuity payment rates will be no less favorable than the following: under Annuity Payment Options A, B, D, E and F, rates are based on the 1983a Individual Annuity Mortality Table (1983 IAM—The Society of Actuaries developed these tables to provide payment rates for annuities based on a set of mortality tables acceptable to most regulating authorities), projected with projection scale G to the year 2040 and an interest rate of 3%. The Society of Actuaries developed these tables to provide payment rates for annuities based on a set of mortality tables acceptable to most regulating authorities. Under Annuity Payment Options G and H the guaranteed interest rate is 3%.
It is possible that we may have more favorable (i.e., higher-paying) rates in effect on the maturity date.
5

Variable Annuity Payments
Under Annuity Payment Options I, J, K, M and N, the amount of the first payment is equal to the amount held under the selected option in each investment option, divided by $1,000 and then multiplied by the applicable payment option rate. The first payment equals the sum of the amounts provided by each investment option.
In each investment option, the number of fixed annuity units is determined by dividing the amount of the initial payment provided by that investment option by the annuity unit value for that investment option on the first payment calculation date. Thereafter, the number of fixed annuity units in each investment option remains unchanged unless you transfer funds to or from the investment option. If you transfer funds to or from a investment option, the number of fixed annuity units will change in proportion to the change in value of the investment option as a result of the transfer. The number of fixed annuity units will change effective with the transfer, but will remain fixed in number following the transfer.
Second and subsequent payments are determined by multiplying the number of fixed annuity units for each investment option by the annuity unit value for that investment option on the payment calculation date. The total payment will equal the sum of the amounts provided by each investment option. The amount of second and subsequent payments will vary with the investment experience of the investment options and may be either higher or lower than the first payment.
Under Annuity Payment Option L, we determine the amount of the annual distribution by dividing the amount of contract value held under this option on December 31 of the previous year by the life expectancy of the annuitant or the joint life expectancy of the annuitant and joint annuitant at that time.
Under Annuity Payment Options I, J, M and N, the applicable annuity payment option rate used to determine the first payment amount will not be less than the rate based on the 1983a Individual Annuity Mortality Table projected with projection scale G to the year 2040, with continued projection thereafter and the assumed investment rate. Under Annuity Payment Option K, the annuity payment option rate will be based on the number of payments to be made during the specified period and the assumed investment rate.
We guarantee that neither expenses actually incurred, other than taxes on investment return, nor mortality actually experienced, shall adversely affect the dollar amount of variable annuity payments.
We deduct a daily charge for mortality and expense risks and a daily administrative fee from contract values held in the investment options. See your prospectus in the section titled “Deductions and Charges.” Electing Option K will result in a mortality risk deduction being made even though we assume no mortality risk under that option.
Financial Support Arrangement

Phoenix Life has a financial support arrangement with PHL Variable. Under this arrangement, Phoenix Life will contribute capital to PHL Variable in the event that PHL Variable's combined capital and surplus falls below $10 Million and/or PHL Variable's adjusted capital falls below 250% of risk based capital. This arrangement is not evidence of indebtedness or an obligation or liability of Phoenix Life to the owner of a PHL Variable contract and does not provide the owner of a PHL Variable contract with recourse against Phoenix Life. Phoenix Life's audited GAAP financial statements for the year ended December 31, 2013 are included in this Statement of Additional Information and are available and posted on our website at www.phoenixwm.com* under “Products/Product Prospectuses.”
Experts

The financial statements of PHL Variable Accumulation Account as of December 31, 2013 which include the statements of assets and liabilities as of the year then ended, the results of each of their operations for the period then ended, the changes in net assets for each of the periods then ended, and the financial highlights for each of the periods indicated, the financial statements of PHL Variable Insurance Company as of December 31, 2013 and 2012, and for each of the three years in the period ended December 31, 2013, and the consolidated financial statements of Phoenix Life Insurance Company as of December 31, 2013 and 2012, and for each of the three years in the period ended December 31, 2013 included in this Prospectus and in this Statement of Additional Information have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

* This is intended as an inactive textual reference only.
6

ANNUAL REPORT

PHL VARIABLE

ACCUMULATION ACCOUNT

December 31, 2013

PHL VARIABLE ACCUMULATION ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2013

	Alger Capital Appreciation Portfolio – Class I-2 Shares	AllianceBernstein VPS Balanced Wealth Strategy Portfolio – Class B	Calvert VP S&P MidCap 400 Index Portfolio – Class I Shares	DWS Equity 500 Index VIP – Class A
Assets:

Investments at fair value	$4,013,380	$5,719,001	$2,486,447	$40,805,464

Total Assets	$4,013,380	$5,719,001	$2,486,447	$40,805,464

Liabilities:
Payable to PHL Variable Insurance Company	$-	$-	$-	$391

Total Net Assets	$4,013,380	$5,719,001	$2,486,447	$40,805,073

Net Assets:
Accumulation units	$4,004,307	$5,719,001	$2,486,447	$40,266,165
Contracts in payout (annuitization) period	$9,073	$-	$-	$538,908

Total Net Assets	$4,013,380	$5,719,001	$2,486,447	$40,805,073

Units Outstanding	1,297,561	4,693,525	1,452,081	12,123,941

Investment shares held	54,672	418,974	25,875	2,146,526
Investments at cost	$1,675,984	$4,572,310	$1,946,637	$24,646,978

	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Asset Manager Option 1	$-	-	$-	-	$-	-	$-	-
Asset Manager Option 2	$-	-	$-	-	$-	-	$-	-
Freedom Edge®	$-	-	$-	-	$-	-	$1.89	616
Phoenix Dimensions® Option 1	$-	-	$1.23	1,180,099	$1.72	13,430	$1.63	305,599
Phoenix Dimensions® Option 2	$-	-	$1.21	98,414	$1.69	15,702	$1.59	187,907
Phoenix Dimensions® Option 3	$-	-	$-	-	$-	-	$-	-
Phoenix Dimensions® Option 4	$-	-	$1.20	278,599	$1.67	3,456	$1.56	172,753
Phoenix Income Choice®	$4.26	2,128	$-	-	$-	-	$3.63	148,435
Phoenix Income Choice® with GPAF							$-	-
Phoenix Investor’s Edge® Option 1	$4.45	2,488	$1.20	469,825	$-	-	$3.30	340,487
Phoenix Investor’s Edge® Option 2	$4.37	2,302	$1.19	419,671	$1.66	3,054	$3.24	217,708
Phoenix Investor’s Edge® Option 3	$4.29	610	$1.18	12,975	$-	-	$3.18	5,320
Phoenix Investor’s Edge® Option 4	$-	-	$-	-	$-	-	$-	-
Phoenix Premium Edge®	$2.75	373,519	$1.21	869,694	$1.68	265,475	$3.48	488,380
Phoenix Spectrum Edge® Option 1	$4.76	51,095	$1.24	571,367	$1.73	104,834	$3.53	2,670,536
Phoenix Spectrum Edge® Option 2	$4.67	85,884	$1.23	63,357	$1.72	231,423	$3.47	5,684,453
Phoenix Spectrum Edge® Option 3	$4.59	14,885	$1.22	99,447	$-	-	$3.40	493,744
Phoenix Spectrum Edge® Option 4	$-	-	$-	-	$-	-	$3.45	54,169
Phoenix Spectrum Edge® + Option 1	$-	-	$-	-	$1.72	32,313	$-	-
Phoenix Spectrum Edge® + Option 2	$-	-	$-	-	$1.71	17,512	$1.26	113,429
Retirement Planner’s Edge	$2.76	26,972	$1.22	79,231	$1.70	53,166	$3.56	408,569
The Big Edge Choice®	$2.83	190,926	$1.22	255,792	$1.70	360,352	$3.58	354,515
The Phoenix Edge® – VA Option 1	$3.04	323,021	$1.26	214,063	$1.75	276,406	$3.79	312,833
The Phoenix Edge® – VA Option 2	$2.88	216,194	$1.23	21,013	$1.72	55,370	$3.63	98,337
The Phoenix Edge® – VA Option 3	$2.84	7,537	$1.22	59,978	$1.71	19,588	$3.59	66,151

The accompanying notes are an integral part of these financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2013

(Continued)

	DWS Small Cap Index VIP – Class A	Federated Fund for U.S. Government Securities II	Federated High Income Bond Fund II – Primary Shares	Federated Prime Money Fund II

Assets:
Investments at fair value	$632,709	$90,629,493	$11,824,962	$46,995,239

Total Assets	$632,709	$90,629,493	$11,824,962	$46,995,239

Liabilities:
Payable to PHL Variable Insurance Company	$-	$558	$1	$17

Total Net Assets	$632,709	$90,628,935	$11,824,961	$46,995,222

Net Assets:
Accumulation units	$632,709	$90,417,258	$11,815,346	$46,879,791
Contracts in payout (annuitization) period	$-	$211,677	$9,615	$115,431

Total Net Assets	$632,709	$90,628,935	$11,824,961	$46,995,222

Units Outstanding	372,989	33,606,364	3,189,533	49,495,334

Investment shares held	35,766	8,276,665	1,653,842	46,995,238
Investments at cost	$456,300	$95,319,266	$12,394,284	$46,995,239

	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding

Asset Manager Option 1	$-	-	$-	-	$-	-	$-	-
Asset Manager Option 2	$-	-	$-	-	$5.17	1,007	$0.97	8,249
Freedom Edge®	$-	-	$1.24	55,988	$1.98	43,356	$0.94	145,739
Phoenix Dimensions® Option 1	$1.70	1,992	$1.23	832,474	$1.78	452,849	$0.95	1,873,358
Phoenix Dimensions® Option 2	$-	-	$1.20	229,823	$1.75	41,878	$0.94	529,835
Phoenix Dimensions® Option 3	$-	-	$-	-	$-	-	$-	-
Phoenix Dimensions® Option 4	$-	-	$1.18	555,071	$-	-	$0.93	411,962
Phoenix Income Choice®	$-	-	$2.85	67,802	$4.58	2,098	$0.95	119,248
Phoenix Income Choice® with GPAF							$-	-
Phoenix Investor’s Edge® Option 1	$1.66	13,882	$2.61	531,217	$4.40	175,823	$0.94	1,971,863
Phoenix Investor’s Edge® Option 2	$1.64	8,890	$2.56	692,598	$4.32	78,414	$0.93	781,464
Phoenix Investor’s Edge® Option 3	$-	-	$2.52	32,880	$4.24	11,828	$0.93	81,408
Phoenix Investor’s Edge® Option 4	$-	-	$-	-	$4.29	846	$-	-
Phoenix Premium Edge®	$1.66	36,017	$2.94	1,583,950	$4.04	547,485	$0.94	4,223,124
Phoenix Spectrum Edge® Option 1	$1.71	53,922	$2.79	7,713,567	$4.70	180,411	$0.96	6,532,394
Phoenix Spectrum Edge® Option 2	$1.70	69,043	$2.74	17,773,931	$4.62	428,977	$0.95	11,325,559
Phoenix Spectrum Edge® Option 3	$-	-	$2.69	1,278,909	$4.53	183,523	$0.95	737,591
Phoenix Spectrum Edge® Option 4	$-	-	$2.72	120,509	$4.59	1,455	$0.95	297,779
Phoenix Spectrum Edge® + Option 1	$1.70	4,843	$1.19	25,623	$1.53	126,943	$0.95	3,610,439
Phoenix Spectrum Edge® + Option 2	$1.69	3,965	$1.18	170,948	$1.51	77,208	$0.95	7,962,471
Retirement Planner’s Edge	$-	-	$3.10	311,315	$4.13	43,761	$0.95	533,109
The Big Edge Choice®	$1.69	104,647	$3.13	607,792	$4.04	443,063	$0.95	4,214,622
The Phoenix Edge® – VA Option 1	$1.73	64,990	$3.40	601,087	$4.47	172,703	$0.96	2,529,057
The Phoenix Edge® – VA Option 2	$-	-	$3.18	202,284	$4.27	150,170	$0.95	1,285,503
The Phoenix Edge® – VA Option 3	$1.69	10,798	$3.17	218,596	$4.26	25,735	$0.95	320,560

The accompanying notes are an integral part of these financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2013

(Continued)

	Fidelity® VIP Contrafund® Portfolio – Service Class	Fidelity® VIP Growth Opportunities Portfolio – Service Class	Fidelity® VIP Growth Portfolio – Service Class	Fidelity® VIP Investment Grade Bond Portfolio – Service Class
Assets:
Investments at fair value	$34,734,541	$116,649,633	$14,792,146	$47,368,722

Total Assets	$34,734,541	$116,649,633	$14,792,146	$47,368,722

Liabilities:
Payable to PHL Variable Insurance Company	$2	$117	$1	$3

Total Net Assets	$34,734,539	$116,649,516	$14,792,145	$47,368,719

Net Assets:
Accumulation units	$34,651,667	$116,614,905	$14,769,256	$47,368,719
Contracts in payout (annuitization) period	$82,872	$34,611	$22,889	$-

Total Net Assets	$34,734,539	$116,649,516	$14,792,145	$47,368,719

Units Outstanding	9,331,150	58,727,899	5,427,804	37,376,314

Investment shares held	1,014,443	3,900,021	259,512	3,869,993
Investments at cost	$23,140,037	$69,962,454	$7,548,990	$47,172,162

	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Asset Manager Option 1	$-	-	$-	-	$-	-	$-	-
Asset Manager Option 2	$-	-	$-	-	$4.57	438	$-	-
Freedom Edge®	$2.29	20,982	$1.95	81,766	$1.84	27,580	$1.25	120,597
Phoenix Dimensions® Option 1	$1.81	575,914	$1.73	2,779,829	$1.71	27,565	$1.28	2,250,736
Phoenix Dimensions® Option 2	$1.77	254,015	$1.69	1,111,993	$1.68	244	$1.26	854,436
Phoenix Dimensions® Option 3	$-	-	$1.69	16,807	$1.68	306	$-	-
Phoenix Dimensions® Option 4	$-	-	$1.66	670,063	$-	-	$1.24	513,414
Phoenix Income Choice®	$4.62	17,294	$3.38	10,228	$2.84	3,075	$-	-
Phoenix Investor’s Edge® Option 1	$4.68	208,167	$3.47	735,660	$2.98	101,565	$1.25	1,141,349
Phoenix Investor’s Edge® Option 2	$4.59	168,535	$3.40	521,684	$2.92	67,131	$1.23	745,637
Phoenix Investor’s Edge® Option 3	$4.51	26,478	$3.34	12,436	$2.87	3,627	$-	-
Phoenix Investor’s Edge® Option 4	$-	-	$-	-	$-	-	$-	-
Phoenix Premium Edge®	$3.68	1,250,548	$2.43	2,114,876	$2.00	480,084	$1.25	1,956,567
Phoenix Spectrum Edge® Option 1	$5.00	698,823	$3.71	3,225,902	$3.18	1,007,617	$1.30	2,231,372
Phoenix Spectrum Edge® Option 2	$4.91	1,287,827	$3.64	8,674,508	$3.13	2,069,305	$1.28	6,282,616
Phoenix Spectrum Edge® Option 3	$4.82	91,264	$3.57	400,497	$3.07	125,404	$1.27	100,858
Phoenix Spectrum Edge® Option 4	$4.88	2,352	$3.62	46,089	$3.11	229	$1.28	77,269
Phoenix Spectrum Edge® + Option 1	$1.36	545,553	$1.39	9,750,406	$1.41	44,446	$1.27	5,558,685
Phoenix Spectrum Edge® + Option 2	$1.35	223,602	$1.38	27,763,241	$1.40	53,334	$1.26	14,779,211
Retirement Planner’s Edge	$3.83	192,171	$2.88	71,611	$2.06	316,224	$1.27	17,241
The Big Edge Choice®	$3.80	1,780,129	$2.53	465,035	$2.11	535,168	$1.27	386,325
The Phoenix Edge® – VA Option 1	$4.09	782,058	$2.73	105,889	$2.23	274,466	$1.32	207,969
The Phoenix Edge® – VA Option 2	$3.86	676,690	$2.56	137,608	$2.16	235,129	$1.28	65,155
The Phoenix Edge® – VA Option 3	$3.81	528,748	$2.53	31,771	$2.07	54,867	$1.27	86,877

The accompanying notes are an integral part of these financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2013

(Continued)

	Franklin Flex Cap Growth Securities Fund – Class 2	Franklin Income Securities Fund – Class 2	Guggenheim VT U.S. Long Short Equity Fund	Ibbotson Aggressive Growth ETF Asset Allocation Portfolio – Class II

Assets:
Investments at fair value	$88,456	$45,039,472	$784,022	$14,236,617

Total Assets	$88,456	$45,039,472	$784,022	$14,236,617

Liabilities:
Payable to PHL Variable Insurance Company	$-	$-	$-	$-

Total Net Assets	$88,456	$45,039,472	$784,022	$14,236,617

Net Assets:
Accumulation units	$88,456	$45,012,550	$784,022	$14,236,617
Contracts in payout (annuitization) period	$-	$26,922	$-	$-

Total Net Assets	$88,456	$45,039,472	$784,022	$14,236,617

Units Outstanding	59,038	33,295,464	471,498	11,038,033

Investment shares held	4,885	2,802,705	53,443	1,249,922
Investments at cost	$56,172	$47,619,476	$557,603	$11,211,373

	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Asset Manager Option 1	$-	-	$-	-	$-	-	$-	-
Asset Manager Option 2	$-	-	$-	-	$-	-	$-	-
Freedom Edge®	$-	-	$1.45	279,516	$1.56	96	$1.28	39,385
Phoenix Dimensions® Option 1	$1.51	3,609	$1.49	2,040,741	$-	-	$1.29	126,526
Phoenix Dimensions® Option 2	$-	-	$1.46	776,751	$-	-	$1.28	127,527
Phoenix Dimensions® Option 3	$-	-	$1.46	939	$-	-	$-	-
Phoenix Dimensions® Option 4	$-	-	$1.43	232,806	$-	-	$1.27	497,490
Phoenix Income Choice®	$-	-	$1.49	18,062	$-	-	$-	-
Phoenix Investor’s Edge® Option 1	$1.47	3,840	$1.44	3,581,193	$1.61	5,097	$1.27	59,986
Phoenix Investor’s Edge® Option 2	$-	-	$1.43	2,738,544	$-	-	$1.27	85,376
Phoenix Investor’s Edge® Option 3	$-	-	$1.41	11,802	$1.56	1,670	$-	-
Phoenix Investor’s Edge® Option 4	$-	-	$-	-	$-	-	$-	-
Phoenix Premium Edge®	$1.48	9,484	$1.45	2,180,547	$1.62	39,639	$1.28	97,279
Phoenix Spectrum Edge® Option 1	$1.52	10,267	$1.51	780,539	$1.71	10,796	$1.30	1,349,376
Phoenix Spectrum Edge® Option 2	$-	-	$1.49	2,287,193	$1.68	101,676	$1.29	5,871,810
Phoenix Spectrum Edge® Option 3	$1.50	18,961	$1.47	132,801	$1.66	226,773	$1.29	616,503
Phoenix Spectrum Edge® Option 4	$-	-	$-	-	$1.67	447	$1.29	6,336
Phoenix Spectrum Edge® + Option 1	$-	-	$1.26	4,270,351	$-	-	$1.29	423,549
Phoenix Spectrum Edge® + Option 2	$-	-	$1.25	12,440,408	$-	-	$1.29	1,271,455
Retirement Planner’s Edge	$-	-	$1.47	203,985	$1.66	20,893	$1.29	103,157
The Big Edge Choice®	$1.50	11,530	$1.38	947,297	$1.66	24,530	$1.29	146,591
The Phoenix Edge® – VA Option 1	$-	-	$1.53	193,185	$1.75	10,121	$1.31	11,509
The Phoenix Edge® – VA Option 2	$1.51	1,347	$1.49	162,168	$1.68	24,377	$1.29	204,178
The Phoenix Edge® – VA Option 3	$-	-	$1.48	16,636	$1.66	5,383	$-	-

The accompanying notes are an integral part of these financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2013

(Continued)

	Ibbotson Balanced ETF Asset Allocation Portfolio – Class II	Ibbotson Growth ETF Asset Allocation Portfolio – Class II	Ibbotson Income and Growth ETF Asset Allocation Portfolio – Class II	Invesco V.I. American Franchise Fund – Series I Shares

Assets:
Investments at fair value	$34,134,841	$20,803,187	$35,567,966	$29,670,031

Total Assets	$34,134,841	$20,803,187	$35,567,966	$29,670,031

Liabilities:
Payable to PHL Variable Insurance Company	$-	$2	$-	$1

Total Net Assets	$34,134,841	$20,803,185	$35,567,966	$29,670,030

Net Assets:
Accumulation units	$34,134,841	$19,554,958	$35,567,966	$29,631,527
Contracts in payout (annuitization) period	$-	$1,248,227	$-	$38,503

Total Net Assets	$34,134,841	$20,803,185	$35,567,966	$29,670,030

Units Outstanding	28,276,420	16,441,058	31,333,574	21,968,191

Investment shares held	3,031,513	1,931,585	3,139,274	586,016
Investments at cost	$30,737,461	$18,217,903	$33,353,961	$21,805,514

	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Asset Manager Option 1	$-	-	$-	-	$-	-	$-	-
Asset Manager Option 2	$-	-	$-	-	$-	-	$-	-
Freedom Edge®	$1.20	49,260	$-	-	$1.13	183,590	$1.34	11,099
Phoenix Dimensions® Option 1	$1.21	3,342,094	$1.27	1,013,170	$1.14	2,929,366	$1.35	246,775
Phoenix Dimensions® Option 2	$1.20	1,030,298	$1.26	511,807	$1.13	895,691	$1.34	63,044
Phoenix Dimensions® Option 3	$-	-	$-	-	$-	-	$-	-
Phoenix Dimensions® Option 4	$1.19	267,075	$1.25	562,819	$1.12	746,320	$1.34	104,947
Phoenix Income Choice®	$-	-	$1.27	983,417	$-	-	$1.35	16,973
Phoenix Investor’s Edge® Option 1	$1.20	1,997,107	$1.25	558,630	$1.13	4,925,707	$1.34	288,950
Phoenix Investor’s Edge® Option 2	$1.19	1,570,444	$1.25	912,306	$1.12	560,045	$1.34	351,313
Phoenix Investor’s Edge® Option 3	$-	-	$1.24	18,964	$1.11	151,721	$1.33	40,303
Phoenix Investor’s Edge® Option 4	$-	-	$-	-	$-	-	$-	-
Phoenix Premium Edge®	$1.20	4,124,321	$1.26	1,607,965	$1.13	1,936,044	$1.34	784,270
Phoenix Spectrum Edge® Option 1	$1.22	1,581,069	$1.28	1,908,553	$1.15	2,290,599	$1.35	5,401,751
Phoenix Spectrum Edge® Option 2	$1.21	6,962,215	$1.27	3,514,586	$1.14	6,103,282	$1.35	12,751,679
Phoenix Spectrum Edge® Option 3	$1.21	592,659	$1.26	338,339	$1.13	6,578	$1.35	1,023,518
Phoenix Spectrum Edge® Option 4	$-	-	$-	-	$-	-	$1.35	41,908
Phoenix Spectrum Edge® + Option 1	$1.21	1,869,768	$1.27	883,728	$1.14	1,768,628	$1.35	7,264
Phoenix Spectrum Edge® + Option 2	$1.21	3,803,605	$1.27	2,443,153	$1.14	6,247,243	$1.35	5,109
Retirement Planner’s Edge	$1.21	14,027	$1.26	106,108	$1.13	27,686	$1.35	24,320
The Big Edge Choice®	$1.21	607,118	$1.26	503,498	$1.14	1,123,027	$1.35	361,010
The Phoenix Edge® – VA Option 1	$1.23	341,170	$1.28	367,103	$1.15	561,423	$1.36	153,709
The Phoenix Edge® – VA Option 2	$1.21	108,913	$1.27	206,912	$1.14	345,053	$1.35	231,846
The Phoenix Edge® – VA Option 3	$1.21	15,277	$-	-	$1.14	531,571	$1.35	58,403

The accompanying notes are an integral part of these financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2013

(Continued)

	Invesco V.I. Core Equity Fund – Series I Shares	Invesco V.I. Equity and Income Fund – Series II Shares	Invesco V.I. Mid Cap Core Equity Fund – Series I Shares	Lazard Retirement U.S. Small-Mid Cap Equity Portfolio – Service Shares

Assets:
Investments at fair value	$5,489,585	$841,244	$2,142,109	$861,442

Total Assets	$5,489,585	$841,244	$2,142,109	$861,442

Liabilities:
Payable to PHL Variable Insurance Company	$-	$-	$-	$-

Total Net Assets	$5,489,585	$841,244	$2,142,109	$861,442

Net Assets:
Accumulation units	$5,473,277	$841,244	$2,080,397	$861,442
Contracts in payout (annuitization) period	$16,308	$-	$61,712	$-

Total Net Assets	$5,489,585	$841,244	$2,142,109	$861,442

Units Outstanding	3,535,026	580,166	1,280,983	500,334

Investment shares held	142,847	45,423	141,581	98,903
Investments at cost	$3,581,472	$676,015	$1,909,985	$1,366,609

	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Asset Manager Option 1	$-	-	$-	-	$-	-	$-	-
Asset Manager Option 2	$-	-	$-	-	$-	-	$-	-
Freedom Edge®	$1.51	10,238	$-	-	$-	-	$1.68	3,581
Phoenix Dimensions® Option 1	$-	-	$1.49	10,769	$-	-	$-	-
Phoenix Dimensions® Option 2	$-	-	$-	-	$-	-	$-	-
Phoenix Dimensions® Option 3	$-	-	$-	-	$-	-	$-	-
Phoenix Dimensions® Option 4	$-	-	$-	-	$-	-	$-	-
Phoenix Income Choice®	$1.55	10,498	$-	-	$1.69	36,479	$-	-
Phoenix Investor’s Edge® Option 1	$1.51	50,610	$-	-	$1.63	30,527	$1.67	39,251
Phoenix Investor’s Edge® Option 2	$1.49	91,205	$1.43	1,469	$1.61	106,386	$1.65	21,117
Phoenix Investor’s Edge® Option 3	$-	-	$-	-	$1.59	8,057	$-	-
Phoenix Investor’s Edge® Option 4	$-	-	$-	-	$1.60	1,714	$1.64	3,927
Phoenix Premium Edge®	$1.51	180,010	$1.45	85,339	$1.64	170,114	$1.68	39,288
Phoenix Spectrum Edge® Option 1	$1.57	793,810	$1.51	19,301	$1.72	209,914	$1.76	146,600
Phoenix Spectrum Edge® Option 2	$1.55	2,018,968	$1.49	37,913	$1.69	172,191	$1.73	96,198
Phoenix Spectrum Edge® Option 3	$1.54	105,716	$-	-	$1.67	263,179	$1.71	7,599
Phoenix Spectrum Edge® Option 4	$1.55	619	$-	-	$-	-	$-	-
Phoenix Spectrum Edge® + Option 1	$-	-	$1.31	11,469	$-	-	$-	-
Phoenix Spectrum Edge® + Option 2	$-	-	$1.30	16,880	$-	-	$-	-
Retirement Planner’s Edge	$1.54	13,891	$1.47	143,937	$1.67	25,018	$1.71	43,857
The Big Edge Choice®	$1.54	70,736	$1.42	197,891	$1.67	187,886	$1.71	65,815
The Phoenix Edge® – VA Option 1	$1.60	62,753	$1.53	4,541	$1.75	17,619	$1.79	14,215
The Phoenix Edge® – VA Option 2	$1.55	86,467	$1.49	39,888	$1.69	51,899	$1.73	3,931
The Phoenix Edge® – VA Option 3	$1.54	39,505	$1.48	10,769	$-	-	$1.72	14,955

The accompanying notes are an integral part of these financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2013

(Continued)

	Lord Abbett Series Fund Bond Debenture Portfolio – Class VC Shares	Lord Abbett Series Fund Growth and Income Portfolio – Class VC Shares	Lord Abbett Series Fund Mid Cap Stock Portfolio – Class VC Shares	Mutual Shares Securities Fund – Class 2
Assets:
Investments at fair value	$6,646,229	$76,766,648	$5,339,891	$51,521,332

Total Assets	$6,646,229	$76,766,648	$5,339,891	$51,521,332

Liabilities:
Payable to PHL Variable Insurance Company	$1	$182	$1	$2

Total Net Assets	$6,646,228	$76,766,466	$5,339,890	$51,521,330

Net Assets:
Accumulation units	$6,631,693	$76,686,533	$5,309,227	$51,507,899
Contracts in payout (annuitization) period	$14,535	$79,933	$30,663	$13,431

Total Net Assets	$6,646,228	$76,766,466	$5,339,890	$51,521,330

Units Outstanding	4,028,110	53,006,675	3,581,670	28,824,779

Investment shares held	539,906	2,309,467	227,907	2,381,939
Investments at cost	$6,390,103	$60,731,729	$4,491,305	$41,192,813

	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Asset Manager Option 1	$-	-	$-	-	$-	-	$-	-
Asset Manager Option 2	$-	-	$-	-	$-	-	$-	-
Freedom Edge®	$1.64	1,644	$1.42	86,368	$1.48	5,492	$1.86	114,868
Phoenix Dimensions® Option 1	$1.69	88,582	$1.46	955,854	$1.50	65,231	$1.53	1,920,759
Phoenix Dimensions® Option 2	$1.65	8,725	$1.43	409,103	$1.47	5,814	$1.49	782,113
Phoenix Dimensions® Option 3	$-	-	$1.43	389	$-	-	$1.49	893
Phoenix Dimensions® Option 4	$-	-	$1.40	355,962	$-	-	$1.46	216,318
Phoenix Income Choice®	$-	-	$1.46	24,715	$1.52	4,934	$3.61	3,719
Phoenix Investor’s Edge® Option 1	$1.64	252,684	$1.41	1,050,929	$1.47	200,239	$3.63	1,494,410
Phoenix Investor’s Edge® Option 2	$1.61	98,825	$1.39	1,185,127	$1.45	325,754	$3.56	1,172,571
Phoenix Investor’s Edge® Option 3	$1.59	3,030	$1.37	5,711	$1.43	18,282	$3.50	37,460
Phoenix Investor’s Edge® Option 4	$1.61	590	$1.39	5,320	$1.45	5,122	$-	-
Phoenix Premium Edge®	$1.64	910,620	$1.42	1,836,514	$1.48	524,382	$3.87	946,296
Phoenix Spectrum Edge® Option 1	$1.72	525,822	$1.48	11,863,152	$1.54	469,404	$3.88	592,446
Phoenix Spectrum Edge® Option 2	$1.70	623,208	$1.46	29,755,356	$1.52	822,570	$3.81	1,120,133
Phoenix Spectrum Edge® Option 3	$1.67	76,724	$1.44	1,606,302	$1.50	105,528	$3.74	48,523
Phoenix Spectrum Edge® Option 4	$1.69	1,256	$1.45	67,316	$1.52	1,213	$-	-
Phoenix Spectrum Edge® + Option 1	$1.48	116,694	$1.14	400,685	$1.15	121,635	$1.12	4,754,269
Phoenix Spectrum Edge® + Option 2	$1.46	366,391	$1.13	1,513,677	$1.14	53,910	$1.11	13,502,332
Retirement Planner’s Edge	$1.67	179,555	$1.44	156,769	$1.50	81,609	$4.34	101,868
The Big Edge Choice®	$1.68	449,355	$1.45	898,864	$1.51	386,668	$2.33	1,442,776
The Phoenix Edge® – VA Option 1	$1.75	74,937	$1.51	384,570	$1.57	222,724	$4.61	351,638
The Phoenix Edge® – VA Option 2	$1.70	93,372	$1.46	294,012	$1.52	62,508	$4.34	197,382
The Phoenix Edge® – VA Option 3	$1.68	156,096	$1.45	149,980	$1.51	98,651	$4.39	24,005

The accompanying notes are an integral part of these financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2013

(Continued)

	Neuberger Berman AMT Guardian Portfolio – S Class	Neuberger Berman AMT Small Cap Growth Portfolio – S Class	Oppenheimer Capital Appreciation Fund/VA – Service Shares	Oppenheimer Global Fund/VA – Service Shares
Assets:
Investments at fair value	$64,993,980	$306,434	$852,960	$1,632,761

Total Assets	$64,993,980	$306,434	$852,960	$1,632,761

Liabilities:
Payable to PHL Variable Insurance Company	$3	$-	$-	$-

Total Net Assets	$64,993,977	$306,434	$852,960	$1,632,761

Net Assets:
Accumulation units	$64,991,562	$306,434	$852,960	$1,632,761
Contracts in payout (annuitization) period	$2,415	$-	$-	$-

Total Net Assets	$64,993,977	$306,434	$852,960	$1,632,761

Units Outstanding	47,078,529	248,140	664,281	1,191,599

Investment shares held	2,449,830	15,917	14,867	40,346
Investments at cost	$48,334,486	$232,648	$585,353	$1,389,107

	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Asset Manager Option 1	$-	-	$-	-	$-	-	$-	-
Asset Manager Option 2	$-	-	$-	-	$-	-	$-	-
Freedom Edge®	$1.47	61,098	$-	-	$-	-	$-	-
Phoenix Dimensions® Option 1	$1.51	2,157,307	$-	-	$-	-	$1.40	90,903
Phoenix Dimensions® Option 2	$1.48	857,323	$1.21	7,709	$1.29	14,275	$1.37	3,839
Phoenix Dimensions® Option 3	$1.48	19,327	$-	-	$1.29	416	$1.37	308
Phoenix Dimensions® Option 4	$1.45	432,714	$1.19	4,587	$-	-	$1.34	5,965
Phoenix Income Choice®	$1.51	1,598	$-	-	$-	-	$-	-
Phoenix Investor’s Edge® Option 1	$1.47	1,063,160	$1.20	7,811	$1.28	25,112	$1.35	77,355
Phoenix Investor’s Edge® Option 2	$1.45	615,332	$1.19	2,401	$1.26	6,009	$1.34	27,146
Phoenix Investor’s Edge® Option 3	$-	-	$-	-	$-	-	$1.32	38,191
Phoenix Investor’s Edge® Option 4	$-	-	$-	-	$-	-	$-	-
Phoenix Premium Edge®	$1.47	1,706,556	$1.20	22,482	$1.28	90,851	$1.36	219,916
Phoenix Spectrum Edge® Option 1	$1.53	2,155,889	$1.25	18,947	$1.33	175,698	$1.41	40,771
Phoenix Spectrum Edge® Option 2	$1.51	6,052,465	$1.24	93,865	$1.32	74,101	$1.40	167,558
Phoenix Spectrum Edge® Option 3	$1.49	57,211	$-	-	$-	-	$-	-
Phoenix Spectrum Edge® Option 4	$1.51	23,267	$-	-	$-	-	$-	-
Phoenix Spectrum Edge® + Option 1	$1.33	8,435,835	$1.21	4,459	$1.21	124,730	$1.23	47,786
Phoenix Spectrum Edge® + Option 2	$1.32	23,143,189	$1.20	5,421	$1.19	60,341	$1.21	33,901
Retirement Planner’s Edge	$1.49	16,373	$1.22	30,514	$1.30	989	$1.38	53,249
The Big Edge Choice®	$1.48	109,480	$1.30	17,354	$1.32	26,638	$1.38	223,270
The Phoenix Edge® – VA Option 1	$1.55	58,880	$1.27	5,920	$1.35	52,819	$1.44	95,119
The Phoenix Edge® – VA Option 2	$1.51	39,435	$1.24	26,670	$1.32	11,919	$1.40	66,322
The Phoenix Edge® – VA Option 3	$1.50	72,090	$-	-	$1.31	383	$-	-

The accompanying notes are an integral part of these financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2013

(Continued)

	Oppenheimer Main Street Small Cap Fund®/VA – Service Shares	PIMCO CommodityReal Return® Strategy Portfolio – Advisor Class	PIMCO Real Return Portfolio – Advisor Class	PIMCO Total Return Portfolio – Advisor Class
Assets:
Investments at fair value	$44,209,328	$29,387,863	$2,886,251	$9,581,841

Total Assets	$44,209,328	$29,387,863	$2,886,251	$9,581,841

Liabilities:
Payable to PHL Variable Insurance Company	$3	$2	$-	$-

Total Net Assets	$44,209,325	$29,387,861	$2,886,251	$9,581,841

Net Assets:
Accumulation units	$44,208,030	$29,387,207	$2,886,251	$9,581,841
Contracts in payout (annuitization) period	$1,295	$654	$-	$-

Total Net Assets	$44,209,325	$29,387,861	$2,886,251	$9,581,841

Units Outstanding	30,662,651	33,572,928	2,172,280	6,607,114

Investment shares held	1,605,857	4,857,498	229,068	872,664
Investments at cost	$28,580,136	$49,280,089	$2,895,365	$9,077,168

	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Asset Manager Option 1	$-	-	$-	-	$-	-	$-	-
Asset Manager Option 2	$-	-	$-	-	$-	-	$-	-
Freedom Edge®	$1.48	51,687	$0.86	152,994	$1.30	59,151	$1.43	74,877
Phoenix Dimensions® Option 1	$1.52	1,486,792	$0.88	1,755,348	$1.34	147,067	$1.47	346,592
Phoenix Dimensions® Option 2	$1.49	572,252	$0.86	788,605	$1.31	9,543	$1.44	120,254
Phoenix Dimensions® Option 3	$1.49	9,972	$0.86	10,528	$-	-	$1.44	116
Phoenix Dimensions® Option 4	$1.46	310,173	$0.85	347,968	$-	-	$1.41	1,420
Phoenix Income Choice®	$1.52	851	$0.88	744	$-	-	$-	-
Phoenix Investor’s Edge® Option 1	$1.47	787,758	$0.85	870,463	$1.30	20,736	$1.42	211,408
Phoenix Investor’s Edge® Option 2	$1.46	419,204	$0.84	568,077	$1.28	19,048	$1.41	188,560
Phoenix Investor’s Edge® Option 3	$-	-	$-	-	$1.27	9,885	$1.39	18,656
Phoenix Investor’s Edge® Option 4	$-	-	$-	-	$-	-	$-	-
Phoenix Premium Edge®	$1.48	1,478,120	$0.86	1,431,555	$1.30	319,127	$1.43	1,076,436
Phoenix Spectrum Edge® Option 1	$1.54	1,772,806	$0.89	1,524,846	$1.36	134,241	$1.49	336,829
Phoenix Spectrum Edge® Option 2	$1.52	4,917,619	$0.88	4,377,936	$1.34	303,082	$1.47	913,183
Phoenix Spectrum Edge® Option 3	$1.50	42,865	$0.87	63,449	$1.32	14,173	$1.45	172,691
Phoenix Spectrum Edge® Option 4	$1.51	22,613	$0.88	30,106	$-	-	$-	-
Phoenix Spectrum Edge® + Option 1	$1.40	4,774,267	$0.88	5,603,561	$1.31	163,023	$1.42	168,082
Phoenix Spectrum Edge® + Option 2	$1.39	13,278,434	$0.87	15,438,102	$1.30	26,608	$1.41	34,262
Retirement Planner’s Edge	$1.50	124,247	$0.87	28,956	$1.32	320,201	$1.45	450,036
The Big Edge Choice®	$1.56	315,487	$0.91	440,627	$1.31	230,699	$1.43	1,488,365
The Phoenix Edge® – VA Option 1	$1.56	142,229	$0.90	59,822	$1.38	266,512	$1.51	590,593
The Phoenix Edge® – VA Option 2	$1.52	105,582	$0.88	41,346	$1.34	75,852	$1.47	397,000
The Phoenix Edge® – VA Option 3	$1.51	49,693	$0.87	37,895	$1.33	53,332	$1.46	17,754

The accompanying notes are an integral part of these financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2013

(Continued)

	Rydex VT Inverse Government Long Bond Strategy Fund	Rydex VT Nova Fund	Sentinel Variable Products Balanced Fund	Sentinel Variable Products Bond Fund
Assets:
Investments at fair value	$690,026	$778,727	$1,169,751	$33,657,789

Total Assets	$690,026	$778,727	$1,169,751	$33,657,789

Liabilities:
Payable to PHL Variable Insurance Company	$-	$-	$-	$-

Total Net Assets	$690,026	$778,727	$1,169,751	$33,657,789

Net Assets:
Accumulation units	$690,026	$778,727	$1,169,751	$33,657,789
Contracts in payout (annuitization) period	$-	$-	$-	$-

Total Net Assets	$690,026	$778,727	$1,169,751	$33,657,789

Units Outstanding	1,579,122	390,687	873,221	25,543,445

Investment shares held	64,792	5,917	86,455	3,452,081
Investments at cost	$1,530,761	$392,083	$975,992	$35,014,027

	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Asset Manager Option 1	$-	-	$-	-	$-	-	$-	-
Asset Manager Option 2	$-	-	$-	-	$-	-	$-	-
Freedom Edge®	$0.38	4,604	$-	-	$1.32	24,069	$1.30	92,650
Phoenix Dimensions® Option 1	$-	-	$-	-	$1.35	737	$1.33	1,732,233
Phoenix Dimensions® Option 2	$-	-	$-	-	$-	-	$1.30	601,406
Phoenix Dimensions® Option 3	$-	-	$-	-	$-	-	$-	-
Phoenix Dimensions® Option 4	$-	-	$-	-	$-	-	$1.28	342,310
Phoenix Income Choice®	$-	-	$-	-	$-	-	$-	-
Phoenix Investor’s Edge® Option 1	$0.42	245,396	$1.97	11,330	$-	-	$1.29	691,819
Phoenix Investor’s Edge® Option 2	$0.42	135,638	$1.93	70,196	$1.30	34,839	$1.28	423,208
Phoenix Investor’s Edge® Option 3	$0.41	19,461	$1.90	1,006	$-	-	$-	-
Phoenix Investor’s Edge® Option 4	$-	-	$-	-	$-	-	$-	-
Phoenix Premium Edge®	$0.43	233,378	$1.98	185,210	$1.32	95,364	$1.30	1,378,170
Phoenix Spectrum Edge® Option 1	$0.45	269,553	$2.09	25,851	$1.36	11,584	$1.34	416,779
Phoenix Spectrum Edge® Option 2	$0.44	569,390	$2.05	28,176	$1.35	310,249	$1.33	1,062,143
Phoenix Spectrum Edge® Option 3	$-	-	$2.02	21,131	$1.33	55,567	$1.31	67,796
Phoenix Spectrum Edge® Option 4	$0.44	4,832	$2.04	33,906	$-	-	$1.32	62,973
Phoenix Spectrum Edge® + Option 1	$-	-	$-	-	$1.35	137,210	$1.33	5,107,148
Phoenix Spectrum Edge® + Option 2	$-	-	$-	-	$1.34	1,253	$1.32	13,186,042
Retirement Planner’s Edge	$-	-	$-	-	$1.33	32,625	$1.31	28,355
The Big Edge Choice®	$-	-	$-	-	$1.34	57,727	$1.31	129,854
The Phoenix Edge® – VA Option 1	$0.46	85,783	$2.13	7,449	$1.38	9,398	$1.36	26,613
The Phoenix Edge® – VA Option 2	$0.44	11,087	$2.05	6,432	$1.35	41,089	$1.33	108,231
The Phoenix Edge® – VA Option 3	$-	-	$-	-	$1.34	61,510	$1.32	85,715

The accompanying notes are an integral part of these financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2013

(Continued)

	Sentinel Variable Products Common Stock Fund	Sentinel Variable Products Mid Cap Fund	Sentinel Variable Products Small Company Fund	Templeton Developing Markets Securities Fund – Class 2

Assets:
Investments at fair value	$133,449,741	$754,616	$18,995,199	$3,896,162

Total Assets	$133,449,741	$754,616	$18,995,199	$3,896,162

Liabilities:
Payable to PHL Variable Insurance Company	$1	$-	$-	$-

Total Net Assets	$133,449,740	$754,616	$18,995,199	$3,896,162

Net Assets:
Accumulation units	$133,449,740	$754,616	$18,995,199	$3,896,162
Contracts in payout (annuitization) period	$-	$-	$-	$-

Total Net Assets	$133,449,740	$754,616	$18,995,199	$3,896,162

Units Outstanding	92,284,634	565,631	12,433,742	2,299,407

Investment shares held	7,256,646	50,275	1,163,922	382,351
Investments at cost	$100,191,389	$650,669	$16,024,120	$3,868,109

	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Asset Manager Option 1	$-	-	$-	-	$-	-	$-	-
Asset Manager Option 2	$-	-	$-	-	$-	-	$-	-
Freedom Edge®	$1.42	191,600	$1.31	9,474	$1.50	19,569	$1.11	7,371
Phoenix Dimensions® Option 1	$1.45	5,241,532	$1.34	970	$1.54	664,701	$1.14	87,851
Phoenix Dimensions® Option 2	$1.43	1,921,198	$-	-	$1.51	255,796	$1.12	15,964
Phoenix Dimensions® Option 3	$1.43	35,533	$-	-	$1.51	6,285	$1.12	184
Phoenix Dimensions® Option 4	$1.41	954,041	$-	-	$1.49	92,003	$-	-
Phoenix Income Choice®	$-	-	$-	-	$-	-	$-	-
Phoenix Investor’s Edge® Option 1	$1.42	2,347,347	$1.31	6,508	$1.50	303,542	$1.11	78,237
Phoenix Investor’s Edge® Option 2	$1.40	1,351,033	$1.29	1,172	$1.48	187,474	$1.09	129,555
Phoenix Investor’s Edge® Option 3	$1.39	30,680	$-	-	$-	-	$-	-
Phoenix Investor’s Edge® Option 4	$-	-	$-	-	$-	-	$-	-
Phoenix Premium Edge®	$1.42	4,479,543	$1.31	98,355	$1.50	593,803	$4.47	110,516
Phoenix Spectrum Edge® Option 1	$1.47	1,376,297	$1.35	67,115	$1.55	132,385	$1.15	172,693
Phoenix Spectrum Edge® Option 2	$1.45	2,114,888	$1.34	62,085	$1.54	269,860	$1.14	299,157
Phoenix Spectrum Edge® Option 3	$1.44	139,279	$-	-	$1.52	32,062	$-	-
Phoenix Spectrum Edge® Option 4	$1.45	102,709	$-	-	$-	-	$1.14	1,012
Phoenix Spectrum Edge® + Option 1	$1.46	19,161,491	$1.34	15,954	$1.54	2,588,743	$0.97	115,567
Phoenix Spectrum Edge® + Option 2	$1.45	52,046,006	$1.33	2,979	$1.53	6,878,159	$0.96	66,595
Retirement Planner’s Edge	$1.44	130,207	$1.33	91,156	$1.52	5,496	$3.90	42,166
The Big Edge Choice®	$1.44	409,864	$1.33	102,430	$1.52	77,825	$1.46	1,035,515
The Phoenix Edge® – VA Option 1	$1.49	63,911	$1.37	61,203	$1.57	150,263	$4.86	99,956
The Phoenix Edge® – VA Option 2	$1.45	178,766	$1.34	46,230	$1.54	78,291	$4.62	36,781
The Phoenix Edge® – VA Option 3	$1.45	8,709	$-	-	$1.53	97,485	$3.94	287

The accompanying notes are an integral part of these financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2013

(Continued)

	Templeton Foreign Securities Fund – Class 2	Templeton Growth Securities Fund – Class 2	Virtus Capital Growth Series – Class A Shares	Virtus Growth & Income Series – Class A Shares

Assets:
Investments at fair value	$11,189,110	$49,333,039	$36,781,303	$71,772,538

Total Assets	$11,189,110	$49,333,039	$36,781,303	$71,772,538

Liabilities:
Payable to PHL Variable Insurance Company	$1	$1	$-	$90

Total Net Assets	$11,189,109	$49,333,038	$36,781,303	$71,772,448

Net Assets:
Accumulation units	$11,141,336	$49,312,734	$36,664,214	$62,303,392
Contracts in payout (annuitization) period	$47,773	$20,304	$117,089	$9,469,056

Total Net Assets	$11,189,109	$49,333,038	$36,781,303	$71,772,448

Units Outstanding	3,810,154	29,921,971	22,246,155	27,829,366

Investment shares held	649,021	3,239,201	1,802,124	4,165,558
Investments at cost	$9,547,797	$43,314,234	$36,490,342	$48,252,109

	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Asset Manager Option 1	$-	-	$-	-	$-	-	$-	-
Asset Manager Option 2	$-	-	$4.30	466	$-	-	$-	-
Freedom Edge®	$2.08	5,562	$1.85	131,205	$-	-	$1.86	53,631
Phoenix Dimensions® Option 1	$1.62	58,745	$1.46	1,780,126	$1.35	37,008	$1.58	140,108
Phoenix Dimensions® Option 2	$1.59	38,552	$1.43	751,540	$-	-	$1.55	45,408
Phoenix Dimensions® Option 3	$1.59	258	$1.43	930	$-	-	$1.55	530
Phoenix Dimensions® Option 4	$1.55	6,671	$1.40	228,683	$-	-	$1.51	95,382
Phoenix Income Choice®	$3.57	9,501	$3.44	5,906	$2.20	3,117	$3.15	144,909
Phoenix Income Choice® with GPAF							$1.51	5,899,397
Phoenix Investor’s Edge® Option 1	$3.79	74,564	$3.38	1,533,872	$2.43	46,698	$3.21	367,662
Phoenix Investor’s Edge® Option 2	$3.72	81,687	$3.32	1,229,487	$2.39	156,793	$3.15	503,230
Phoenix Investor’s Edge® Option 3	$3.65	2,852	$3.26	1,316	$2.34	17,830	$3.09	53,577
Phoenix Investor’s Edge® Option 4	$3.70	952	$-	-	$2.37	3,474	$3.13	321
Phoenix Premium Edge®	$2.96	374,240	$3.26	836,089	$1.26	1,514,072	$2.66	2,289,138
Phoenix Spectrum Edge® Option 1	$4.05	351,517	$3.62	470,495	$2.60	841,494	$3.43	2,931,728
Phoenix Spectrum Edge® Option 2	$3.98	594,309	$3.55	1,029,955	$2.55	1,292,771	$3.37	6,115,242
Phoenix Spectrum Edge® Option 3	$3.91	40,728	$3.49	45,035	$2.51	86,212	$3.31	516,380
Phoenix Spectrum Edge® Option 4	$3.96	932	$-	-	$2.54	1,480	$3.35	26,470
Phoenix Spectrum Edge® + Option 1	$1.13	193,390	$1.06	4,889,956	$1.17	26,176	$1.23	49,213
Phoenix Spectrum Edge® + Option 2	$1.11	66,273	$1.05	14,181,687	$1.16	43,325	$1.22	16,203
Retirement Planner’s Edge	$3.42	76,843	$3.93	65,986	$1.63	512,065	$2.94	362,429
The Big Edge Choice®	$2.17	1,267,815	$2.34	2,339,869	$1.53	12,742,992	$1.87	5,082,191
The Phoenix Edge® – VA Option 1	$3.62	330,808	$4.32	207,244	$1.69	2,874,573	$3.16	1,851,540
The Phoenix Edge® – VA Option 2	$3.53	206,346	$4.21	154,278	$1.61	1,700,942	$2.97	1,059,286
The Phoenix Edge® – VA Option 3	$3.24	27,609	$3.67	37,846	$1.57	345,133	$3.05	225,391

The accompanying notes are an integral part of these financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2013

(Continued)

	Virtus International Series – Class A Shares	Virtus Multi-Sector Fixed Income Series – Class A Shares	Virtus Real Estate Securities Series – Class A Shares	Virtus Small-Cap Growth Series – Class A Shares

Assets:
Investments at fair value	$213,751,593	$105,451,952	$55,155,802	$27,093,677

Total Assets	$213,751,593	$105,451,952	$55,155,802	$27,093,677

Liabilities:
Payable to PHL Variable Insurance Company	$9	$101	$65	$-

Total Net Assets	$213,751,584	$105,451,851	$55,155,737	$27,093,677

Net Assets:
Accumulation units	$213,595,788	$105,340,325	$55,108,425	$27,033,217
Contracts in payout (annuitization) period	$155,796	$111,526	$47,312	$60,460

Total Net Assets	$213,751,584	$105,451,851	$55,155,737	$27,093,677

Units Outstanding	101,814,115	45,573,934	24,477,916	4,662,562

Investment shares held	11,725,266	11,053,663	2,364,159	1,247,407
Investments at cost	$186,922,869	$99,557,640	$55,079,222	$16,952,276

	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Asset Manager Option 1	$-	-	$-	-	$-	-	$-	-
Asset Manager Option 2	$-	-	$4.28	4,400	$-	-	$-	-
Freedom Edge®	$2.44	121,194	$1.72	661,581	$2.41	49,385	$2.23	28,519
Phoenix Dimensions® Option 1	$1.83	3,823,116	$1.61	2,662,746	$1.55	1,138,367	$2.04	102,145
Phoenix Dimensions® Option 2	$1.79	1,482,088	$1.58	1,068,693	$1.52	530,743	$1.99	8,800
Phoenix Dimensions® Option 3	$1.79	23,727	$-	-	$1.52	7,176	$-	-
Phoenix Dimensions® Option 4	$1.76	982,133	$1.54	637,289	$1.49	229,473	$1.95	7,723
Phoenix Income Choice®	$4.30	15,326	$4.24	25,051	$6.66	6,919	$6.14	8,009
Phoenix Investor’s Edge® Option 1	$4.58	868,566	$3.94	916,900	$6.29	178,437	$5.86	50,187
Phoenix Investor’s Edge® Option 2	$4.50	669,659	$3.87	660,756	$6.17	148,395	$5.76	81,039
Phoenix Investor’s Edge® Option 3	$4.42	1,650	$3.80	13,561	$6.06	9,252	$5.66	6,074
Phoenix Investor’s Edge® Option 4	$4.47	1,522	$3.85	7,188	$6.13	146	$5.73	2,019
Phoenix Premium Edge®	$2.86	2,823,191	$4.28	2,103,375	$7.41	404,070	$5.90	537,888
Phoenix Spectrum Edge® Option 1	$4.90	5,718,931	$4.22	2,008,728	$6.72	883,343	$6.25	460,024
Phoenix Spectrum Edge® Option 2	$4.81	13,852,921	$4.14	3,767,564	$6.60	2,030,296	$6.14	801,041
Phoenix Spectrum Edge® Option 3	$4.73	885,756	$4.06	217,462	$6.48	162,829	$6.04	107,075
Phoenix Spectrum Edge® Option 4	$4.78	37,637	$4.11	49,137	$6.56	6,073	$6.11	1,464
Phoenix Spectrum Edge® + Option 1	$1.14	17,542,743	$1.48	7,001,983	$1.09	4,698,579	$1.37	69,224
Phoenix Spectrum Edge® + Option 2	$1.13	49,085,858	$1.47	17,770,175	$1.08	12,897,366	$1.36	108,584
Retirement Planner’s Edge	$3.36	286,385	$4.56	411,088	$9.29	71,096	$6.04	138,017
The Big Edge Choice®	$3.03	2,180,204	$2.82	4,220,500	$5.75	785,435	$6.05	1,037,726
The Phoenix Edge® – VA Option 1	$3.64	820,807	$4.94	764,079	$9.90	134,609	$6.39	620,144
The Phoenix Edge® – VA Option 2	$3.39	452,132	$4.70	460,056	$9.33	93,242	$6.14	434,381
The Phoenix Edge® – VA Option 3	$3.17	138,569	$4.40	141,622	$8.79	12,685	$6.07	52,479

The accompanying notes are an integral part of these financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2013

(Continued)

	Virtus Small-Cap Value Series – Class A Shares	Virtus Strategic Allocation Series – Class A Shares	Wanger International	Wanger International Select

Assets:
Investments at fair value	$84,771,522	$25,102,397	$77,789,259	$6,970,473

Total Assets	$84,771,522	$25,102,397	$77,789,259	$6,970,473

Liabilities:
Payable to PHL Variable Insurance Company	$2	$1	$61	$-

Total Net Assets	$84,771,520	$25,102,396	$77,789,198	$6,970,473

Net Assets:
Accumulation units	$84,756,182	$25,014,973	$77,677,550	$6,966,819
Contracts in payout (annuitization) period	$15,338	$87,423	$111,648	$3,654

Total Net Assets	$84,771,520	$25,102,396	$77,789,198	$6,970,473

Units Outstanding	37,794,720	8,064,182	24,325,227	1,749,422

Investment shares held	4,783,944	1,742,013	2,251,495	340,854
Investments at cost	$62,919,815	$24,850,297	$52,118,252	$5,398,715

	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Asset Manager Option 1	$-	-	$-	-	$-	-	$-	-
Asset Manager Option 2	$-	-	$4.15	964	$-	-	$-	-
Freedom Edge®	$2.21	39,251	$1.72	62,430	$3.44	24,949	$2.85	12,835
Phoenix Dimensions® Option 1	$1.56	1,770,922	$1.56	102,877	$2.18	800,552	$1.96	95,684
Phoenix Dimensions® Option 2	$1.52	744,577	$1.53	43,431	$2.14	526,598	$1.92	9,381
Phoenix Dimensions® Option 3	$1.52	11,789	$-	-	$2.14	5,398	$-	-
Phoenix Dimensions® Option 4	$1.49	385,077	$-	-	$2.09	152,886	$1.88	1,858
Phoenix Income Choice®	$5.06	3,033	$3.43	6,473	$6.12	3,192	$-	-
Phoenix Investor’s Edge® Option 1	$4.85	378,192	$3.29	92,356	$6.98	154,545	$5.49	26,133
Phoenix Investor’s Edge® Option 2	$4.76	272,453	$3.23	75,056	$6.86	114,585	$5.39	54,998
Phoenix Investor’s Edge® Option 3	$4.67	21,607	$3.17	17,598	$6.73	4,508	$-	-
Phoenix Investor’s Edge® Option 4	$4.73	1,476	$3.21	860	$6.81	520	$5.36	644
Phoenix Premium Edge®	$5.08	1,045,532	$3.24	518,883	$3.96	815,911	$3.44	248,837
Phoenix Spectrum Edge® Option 1	$5.19	1,922,839	$3.52	217,711	$7.47	998,845	$5.88	173,965
Phoenix Spectrum Edge® Option 2	$5.09	4,384,322	$3.46	261,586	$7.33	2,128,208	$5.77	182,990
Phoenix Spectrum Edge® Option 3	$5.00	268,067	$3.39	24,522	$7.20	157,710	$5.67	67,583
Phoenix Spectrum Edge® Option 4	$5.06	11,754	$3.43	5,443	$7.29	1,321	$5.74	196
Phoenix Spectrum Edge® + Option 1	$1.15	6,729,896	$1.33	32,707	$1.24	4,033,706	$1.15	237,959
Phoenix Spectrum Edge® + Option 2	$1.13	18,129,213	$1.32	34,615	$1.23	10,371,101	$1.14	92,790
Retirement Planner’s Edge	$5.36	113,201	$3.51	56,024	$6.18	63,518	$5.91	38,727
The Big Edge Choice®	$5.78	726,987	$2.92	4,998,695	$6.92	2,903,052	$3.61	294,180
The Phoenix Edge® – VA Option 1	$6.19	344,011	$3.93	919,287	$6.65	616,914	$6.32	123,932
The Phoenix Edge® – VA Option 2	$5.48	344,253	$3.66	552,573	$6.18	390,672	$5.88	78,967
The Phoenix Edge® – VA Option 3	$5.75	146,268	$3.58	40,091	$6.08	56,536	$5.80	7,763

The accompanying notes are an integral part of these financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2013

(Continued)

	Wanger Select	Wanger USA
Assets:
Investments at fair value	$9,231,855	$42,647,967

Total Assets	$9,231,855	$42,647,967

Liabilities:
Payable to PHL Variable Insurance Company	$-	$1

Total Net Assets	$9,231,855	$42,647,966

Net Assets:
Accumulation units	$9,231,855	$42,430,974
Contracts in payout (annuitization) period	$-	$216,992

Total Net Assets	$9,231,855	$42,647,966

Units Outstanding	2,086,834	7,783,110

Investment shares held	253,552	1,036,906
Investments at cost	$4,065,109	$19,228,362

	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Asset Manager Option 1	$-	-	$-	-
Asset Manager Option 2	$-	-	$-	-
Freedom Edge®	$2.20	1,789	$2.40	1,567
Phoenix Dimensions® Option 1	$1.88	100,784	$1.84	145,600
Phoenix Dimensions® Option 2	$1.84	102,462	$1.80	221,050
Phoenix Dimensions® Option 3	$-	-	$1.80	306
Phoenix Dimensions® Option 4	$-	-	$-	-
Phoenix Income Choice®	$-	-	$5.08	4,059
Phoenix Investor’s Edge® Option 1	$5.05	55,203	$5.09	54,650
Phoenix Investor’s Edge® Option 2	$4.96	12,160	$5.00	44,808
Phoenix Investor’s Edge® Option 3	$4.87	1,841	$4.91	14,889
Phoenix Investor’s Edge® Option 4	$4.93	775	$-	-
Phoenix Premium Edge®	$5.32	198,731	$5.71	386,314
Phoenix Spectrum Edge® Option 1	$5.40	210,997	$5.45	374,908
Phoenix Spectrum Edge® Option 2	$5.31	251,842	$5.35	416,960
Phoenix Spectrum Edge® Option 3	$5.21	42,906	$5.25	50,808
Phoenix Spectrum Edge® Option 4	$5.27	2,090	$-	-
Phoenix Spectrum Edge® + Option 1	$1.24	137,399	$1.46	49,817
Phoenix Spectrum Edge® + Option 2	$1.22	81,409	$1.44	50,642
Retirement Planner’s Edge	$6.77	20,559	$5.71	133,241
The Big Edge Choice®	$3.93	553,502	$5.73	4,361,404
The Phoenix Edge® – VA Option 1	$7.08	179,246	$6.08	887,130
The Phoenix Edge® – VA Option 2	$6.60	116,306	$5.74	513,109
The Phoenix Edge® – VA Option 3	$6.38	16,833	$5.71	71,848

The accompanying notes are an integral part of these financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT

STATEMENTS OF OPERATIONS

For the period ended December 31, 2013

	Alger Capital Appreciation Portfolio – Class I-2 Shares	AllianceBernstein VPS Balanced Wealth Strategy Portfolio – Class B	Calvert VP S&P MidCap 400 Index Portfolio – Class I Shares	DWS Equity 500 Index VIP – Class A
Income:

Dividends	$13,166	$117,836	$20,309	$758,901
Expenses:
Mortality and expense fees	44,612	69,636	22,047	473,159
Administrative fees	4,784	6,655	2,380	51,142

Net investment income (loss)	(36,230)	41,545	(4,118)	234,600

Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	522,045	126,139	41,909	2,257,209
Realized gain distributions	411,242	-	71,082	901,474

Realized gain (loss)	933,287	126,139	112,991	3,158,683

Change in unrealized appreciation (depreciation) during the year	217,290	549,201	390,286	7,501,818

Net increase (decrease) in net assets from operations	$1,114,347	$716,885	$499,159	$10,895,101

	DWS Small Cap Index VIP – Class A	Federated Fund for U.S. Government Securities II	Federated High Income Bond Fund II – Primary Shares	Federated Prime Money Fund II
Income:
Dividends	$7,623	$3,327,351	$904,630	$-
Expenses:
Mortality and expense fees	5,743	1,119,724	154,724	566,415
Administrative fees	616	122,678	15,479	59,559

Net investment income (loss)	1,264	2,084,949	734,427	(625,974)

Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	11,455	(218,270)	(46,639)	-
Realized gain distributions	18,325	-	-	-

Realized gain (loss)	29,780	(218,270)	(46,639)	-

Change in unrealized appreciation (depreciation) during the year	121,646	(5,182,951)	(38,048)	-

Net increase (decrease) in net assets from operations	$152,690	$(3,316,272)	$649,740	$(625,974)

The accompanying notes are an integral part of these financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT

STATEMENTS OF OPERATIONS

For the period ended December 31, 2013

(Continued)

	Fidelity® VIP Contrafund® Portfolio – Service Class	Fidelity® VIP Growth Opportunities Portfolio – Service Class	Fidelity® VIP Growth Portfolio – Service Class	Fidelity® VIP Investment Grade Bond Portfolio – Service Class
Income:

Dividends	$313,771	$209,921	$25,432	$1,113,703
Expenses:
Mortality and expense fees	403,190	1,364,390	162,131	603,666
Administrative fees	41,993	143,719	17,702	62,510

Net investment income (loss)	(131,412)	(1,298,188)	(154,401)	447,527

Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	1,584,602	10,792,342	1,185,302	60,366
Realized gain distributions	9,198	55,601	9,177	594,224

Realized gain (loss)	1,593,800	10,847,943	1,194,479	654,590

Change in unrealized appreciation (depreciation) during the year	7,118,075	25,634,513	3,155,827	(2,734,215)

Net increase (decrease) in net assets from operations	$8,580,463	$35,184,268	$4,195,905	$(1,632,098)

	Franklin Flex Cap Growth Securities Fund – Class 2	Franklin Income Securities Fund – Class 2	Guggenheim VT U.S. Long Short Equity Fund	Ibbotson Aggressive Growth ETF Asset Allocation Portfolio – Class II
Income:
Dividends	$5	$2,928,219	$22	$147,664
Expenses:
Mortality and expense fees	1,616	588,481	9,588	167,010
Administrative fees	155	56,969	967	17,865

Net investment income (loss)	(1,766)	2,282,769	(10,533)	(37,211)

Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	81,210	1,580	29,903	362,736
Realized gain distributions	316	-	-	100,818

Realized gain (loss)	81,526	1,580	29,903	463,554

Change in unrealized appreciation (depreciation) during the year	(38,932)	2,969,958	94,264	1,755,184

Net increase (decrease) in net assets from operations	$40,828	$5,254,307	$113,634	$2,181,527

The accompanying notes are an integral part of these financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT

STATEMENTS OF OPERATIONS

For the period ended December 31, 2013

(Continued)

	Ibbotson Balanced ETF Asset Allocation Portfolio – Class II	Ibbotson Growth ETF Asset Allocation Portfolio – Class II	Ibbotson Income and Growth ETF Asset Allocation Portfolio – Class II	Invesco V.I. American Franchise Fund – Series I Shares
Income:
Dividends	$454,924	$232,389	$510,598	$123,278
Expenses:
Mortality and expense fees	416,473	266,816	503,855	329,672
Administrative fees	41,029	25,250	50,235	36,431

Net investment income (loss)	(2,578)	(59,677)	(43,492)	(242,825)

Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	167,726	347,646	363,625	1,149,170
Realized gain distributions	176,239	25,301	323,721	-

Realized gain (loss)	343,965	372,947	687,346	1,149,170

Change in unrealized appreciation (depreciation) during the year	2,904,333	2,626,962	1,628,894	8,588,862

Net increase (decrease) in net assets from operations	$3,245,720	$2,940,232	$2,272,748	$9,495,207

	Invesco V.I. Core Equity Fund – Series I Shares	Invesco V.I. Equity and Income Fund – Series II Shares	Invesco V.I. Mid Cap Core Equity Fund – Series I Shares	Lazard Retirement U.S. Small-Mid Cap Equity Portfolio – Service Shares
Income:
Dividends	$75,293	$12,089	$14,711	$-
Expenses:
Mortality and expense fees	63,546	10,246	26,531	10,357
Administrative fees	6,989	1,002	2,569	1,093

Net investment income (loss)	4,758	841	(14,389)	(11,450)

Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	365,564	35,082	23,378	23,374
Realized gain distributions	-	-	148,504	105,408

Realized gain (loss)	365,564	35,082	171,882	128,782

Change in unrealized appreciation (depreciation) during the year	994,843	126,905	348,164	132,033

Net increase (decrease) in net assets from operations	$1,365,165	$162,828	$505,657	$249,365

The accompanying notes are an integral part of these financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT

STATEMENTS OF OPERATIONS

For the period ended December 31, 2013

(Continued)

	Lord Abbett Series Fund Bond Debenture Portfolio – Class VC Shares	Lord Abbett Series Fund Growth and Income Portfolio – Class VC Shares	Lord Abbett Series Fund Mid Cap Stock Portfolio – Class VC Shares	Mutual Shares Securities Fund – Class 2
Income:
Dividends	$326,016	$406,794	$20,688	$1,071,048
Expenses:
Mortality and expense fees	83,210	886,972	63,557	664,963
Administrative fees	8,281	97,297	6,392	65,305

Net investment income (loss)	234,525	(577,475)	(49,261)	340,780

Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	57,573	1,586,961	56,602	939,909
Realized gain distributions	130,990	-	-	-

Realized gain (loss)	188,563	1,586,961	56,602	939,909

Change in unrealized appreciation (depreciation) during the year	(9,402)	21,783,301	1,262,259	10,998,462

Net increase (decrease) in net assets from operations	$413,686	$22,792,787	$1,269,600	$12,279,151

	Neuberger Berman AMT Guardian Portfolio – S Class	Neuberger Berman AMT Small Cap Growth Portfolio – S Class	Oppenheimer Capital Appreciation Fund/VA – Service Shares	Oppenheimer Global Fund/VA – Service Shares
Income:
Dividends	$425,791	$-	$5,963	$20,396
Expenses:
Mortality and expense fees	768,038	2,383	9,489	21,096
Administrative fees	79,734	245	1,034	2,064

Net investment income (loss)	(421,981)	(2,628)	(4,560)	(2,764)

Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	3,977,059	16,493	35,219	24,292
Realized gain distributions	3,207,035	-	-	-

Realized gain (loss)	7,184,094	16,493	35,219	24,292

Change in unrealized appreciation (depreciation) during the year	13,014,289	60,238	176,586	344,254

Net increase (decrease) in net assets from operations	$19,776,402	$74,103	$207,245	$365,782

The accompanying notes are an integral part of these financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT

STATEMENTS OF OPERATIONS

For the period ended December 31, 2013

(Continued)

	Oppenheimer Main Street Small Cap Fund®/VA – Service Shares	PIMCO CommodityReal Return® Strategy Portfolio – Advisor Class	PIMCO Real Return Portfolio – Advisor Class	PIMCO Total Return Portfolio – Advisor Class
Income:

Dividends	$310,352	$499,139	$50,066	$246,028
Expenses:
Mortality and expense fees	527,233	367,680	53,401	146,382
Administrative fees	54,788	38,023	5,551	14,851

Net investment income (loss)	(271,669)	93,436	(8,886)	84,795

Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	3,749,716	(282,654)	76,579	19,174
Realized gain distributions	535,780	-	23,994	84,671

Realized gain (loss)	4,285,496	(282,654)	100,573	103,845

Change in unrealized appreciation (depreciation) during the year	10,174,998	(5,039,443)	(592,707)	(623,034)

Net increase (decrease) in net assets from operations	$14,188,825	$(5,228,661)	$(501,020)	$(434,394)

	Rydex VT Inverse Government Long Bond Strategy Fund	Rydex VT Nova Fund	Sentinel Variable Products Balanced Fund	Sentinel Variable Products Bond Fund
Income:
Dividends	$-	$721	$17,358	$1,059,056
Expenses:
Mortality and expense fees	8,967	10,812	14,177	424,860
Administrative fees	901	963	1,470	43,454

Net investment income (loss)	(9,868)	(11,054)	1,711	590,742

Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	(41,657)	125,102	81,546	(49,884)
Realized gain distributions	-	-	54,759	-

Realized gain (loss)	(41,657)	125,102	136,305	(49,884)

Change in unrealized appreciation (depreciation) during the year	143,600	188,242	52,028	(1,147,195)

Net increase (decrease) in net assets from operations	$92,075	$302,290	$190,044	$(606,337)

The accompanying notes are an integral part of these financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT

STATEMENTS OF OPERATIONS

For the period ended December 31, 2013

(Continued)

	Sentinel Variable Products Common Stock Fund	Sentinel Variable Products Mid Cap Fund	Sentinel Variable Products Small Company Fund	Templeton Developing Markets Securities Fund – Class 2
Income:
Dividends	$1,914,614	$637	$23,211	$81,282
Expenses:
Mortality and expense fees	1,618,600	8,009	233,679	50,452
Administrative fees	165,538	852	23,972	5,203

Net investment income (loss)	130,476	(8,224)	(234,440)	25,627

Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	9,371,036	22,981	1,062,853	(24,405)
Realized gain distributions	8,663,816	70,585	2,713,918	-

Realized gain (loss)	18,034,852	93,566	3,776,771	(24,405)

Change in unrealized appreciation (depreciation)during the year	16,253,164	83,670	1,862,628	(99,290)

Net increase (decrease) in net assets from operations	$34,418,492	$169,012	$5,404,959	$(98,068)

	Templeton Foreign Securities Fund – Class 2	Templeton Growth Securities Fund – Class 2	Virtus Capital Growth Series – Class A Shares	Virtus Growth & Income Series – Class A Shares
Income:
Dividends	$256,550	$1,349,249	$112,754	$586,528
Expenses:
Mortality and expense fees	128,074	636,350	410,652	916,501
Administrative fees	13,621	62,254	43,709	76,780

Net investment income (loss)	114,855	650,645	(341,607)	(406,753)

Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	244,574	182,834	(544,183)	4,609,397
Realized gain distributions	-	-	-	5,265,524

Realized gain (loss)	244,574	182,834	(544,183)	9,874,921

Change in unrealized appreciation (depreciation)during the year	1,760,494	11,878,578	9,474,827	9,017,337

Net increase (decrease) in net assets from operations	$2,119,923	$12,712,057	$8,589,037	$18,485,505

The accompanying notes are an integral part of these financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT

STATEMENTS OF OPERATIONS

For the period ended December 31, 2013

(Continued)

	Virtus International Series – Class A Shares	Virtus Multi-Sector Fixed Income Series – Class A Shares	Virtus Real Estate Securities Series – Class A Shares	Virtus Small-Cap Growth Series – Class A Shares
Income:
Dividends	$4,747,508	$6,095,667	$891,116	$70,746
Expenses:
Mortality and expense fees	2,628,433	1,375,416	730,808	295,106
Administrative fees	280,596	141,497	76,804	31,635

Net investment income (loss)	1,838,479	4,578,754	83,504	(255,995)

Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	5,974,482	1,435,292	971,592	1,180,169
Realized gain distributions	-	-	8,875,605	214,745

Realized gain (loss)	5,974,482	1,435,292	9,847,197	1,394,914

Change in unrealized appreciation (depreciation) during the year	6,217,117	(4,978,999)	(9,768,267)	7,080,481

Net increase (decrease) in net assets from operations	$14,030,078	$1,035,047	$162,434	$8,219,400

	Virtus Small-Cap Value Series – Class A Shares	Virtus Strategic Allocation Series – Class A Shares	Wanger International	Wanger International Select
Income:
Dividends	$463,408	$474,921	$2,002,963	$412,217
Expenses:
Mortality and expense fees	971,495	299,406	908,383	82,620
Administrative fees	102,666	31,469	96,289	8,732

Net investment income (loss)	(610,753)	144,046	998,291	320,865

Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	4,313,984	133,380	2,119,564	192,926
Realized gain distributions	-	1,893,307	5,282,094	249,433

Realized gain (loss)	4,313,984	2,026,687	7,401,658	442,359

Change in unrealized appreciation (depreciation) during the year	23,342,857	1,673,185	6,138,724	58,043

Net increase (decrease) in net assets from operations	$27,046,088	$3,843,918	$14,538,673	$821,267

The accompanying notes are an integral part of these financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT

STATEMENTS OF OPERATIONS

For the period ended December 31, 2013

(Continued)

	Wanger Select	Wanger USA

Income:
Dividends	$25,145	$55,465
Expenses:
Mortality and expense fees	102,519	480,745
Administrative fees	10,983	50,717

Net investment income (loss)	(88,357)	(475,997)

Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	587,559	2,005,574
Realized gain distributions	127,203	3,517,880

Realized gain (loss)	714,762	5,523,454

Change in unrealized appreciation (depreciation) during the year	1,855,767	6,171,562

Net increase (decrease) in net assets from operations	$2,482,172	$11,219,019

The accompanying notes are an integral part of these financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

For the periods ended December 31, 2013 and 2012

	Alger Capital Appreciation Portfolio – Class I-2 Shares		AllianceBernstein VPS Balanced Wealth Strategy Portfolio – Class B
	2013	2012	2013	2012
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(36,230)	$(14,728)	$41,545	$23,042
Realized gains (losses)	933,287	696,626	126,139	56,829
Unrealized appreciation (depreciation) during the year	217,290	356	549,201	439,770

Net increase (decrease) in net assets from operations	1,114,347	682,254	716,885	519,641

Contract transactions:
Payments received from contract owners	20,545	33,901	80,723	9,353
Transfers between investment options (including GIA/MVA), net	(71,331)	(436,979)	1,525,613	696,439
Transfers for contract benefits and terminations	(783,859)	(795,638)	(1,404,237)	(734,383)
Contract maintenance charges	(4,771)	(5,242)	(51,877)	(50,691)
Adjustments to net assets allocated to contracts in payout period	(18,387)	(2,667)	-	-

Net increase (decrease) in net assets resulting from contract transactions	(857,803)	(1,206,625)	150,222	(79,282)

Total increase (decrease) in net assets	256,544	(524,371)	867,107	440,359

Net assets at beginning of period	3,756,836	4,281,207	4,851,894	4,411,535

Net assets at end of period	$4,013,380	$3,756,836	$5,719,001	$4,851,894

The accompanying notes are an integral part of these financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

For the periods ended December 31, 2013 and 2012

(Continued)

	Calvert VP S&P MidCap 400 Index Portfolio – Class I Shares		DWS Equity 500 Index VIP – Class A
	2013	2012	2013	2012
Increase (decrease) in net assets from operations:

Net investment income (loss)	$(4,118)	$(4,338)	$234,600	$216,589
Realized gains (losses)	112,991	40,034	3,158,683	1,224,908
Unrealized appreciation (depreciation) during the year	390,286	134,127	7,501,818	4,449,262

Net increase (decrease) in net assets from operations	499,159	169,823	10,895,101	5,890,759

Contract transactions:
Payments received from contract owners	3,101	-	147,127	229,755
Transfers between investment options (including GIA/MVA), net	1,197,487	(176,450)	(2,013,985)	(2,832,314)
Transfers for contract benefits and terminations	(379,045)	(78,622)	(8,015,712)	(7,090,380)
Contract maintenance charges	(4,805)	(15,752)	(217,280)	(245,570)
Adjustments to net assets allocated to contracts in payout period	-	-	1,946	76,935

Net increase (decrease) in net assets resulting from contract transactions	816,738	(270,824)	(10,097,904)	(9,861,574)

Total increase (decrease) in net assets	1,315,897	(101,001)	797,197	(3,970,815)

Net assets at beginning of period	1,170,550	1,271,551	40,007,876	43,978,691

Net assets at end of period	$2,486,447	$1,170,550	$40,805,073	$40,007,876

The accompanying notes are an integral part of these financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

For the periods ended December 31, 2013 and 2012

(Continued)

	DWS Small Cap Index VIP – Class A		Federated Fund for U.S. Government Securities II
	2013	2012	2013	2012
Increase (decrease) in net assets from operations:

Net investment income (loss)	$1,264	$(1,568)	$2,084,949	$3,072,222
Realized gains (losses)	29,780	2,628	(218,270)	388,571
Unrealized appreciation (depreciation) during the year	121,646	46,338	(5,182,951)	(1,488,151)

Net increase (decrease) in net assets from operations	152,690	47,398	(3,316,272)	1,972,642

Contract transactions:
Payments received from contract owners	-	-	466,599	954,899
Transfers between investment options (including GIA/MVA), net	109,329	40,617	5,152,033	299,716
Transfers for contract benefits and terminations	(16,414)	(29,697)	(18,627,807)	(20,579,356)
Contract maintenance charges	(795)	(1,028)	(502,673)	(645,784)
Adjustments to net assets allocated to contracts in payout period	-	-	1,436	450

Net increase (decrease) in net assets resulting from contract transactions	92,120	9,892	(13,510,412)	(19,970,075)

Total increase (decrease) in net assets	244,810	57,290	(16,826,684)	(17,997,433)

Net assets at beginning of period	387,899	330,609	107,455,619	125,453,052

Net assets at end of period	$632,709	$387,899	$90,628,935	$107,455,619

The accompanying notes are an integral part of these financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

For the periods ended December 31, 2013 and 2012

(Continued)

	Federated High Income Bond Fund II – Primary Shares		Federated Prime Money Fund II
	2013	2012	2013	2012
Increase (decrease) in net assets from operations:

Net investment income (loss)	$734,427	$797,803	$(625,974)	$(698,899)
Realized gains (losses)	(46,639)	(20,990)	-	-
Unrealized appreciation (depreciation) during the year	(38,048)	776,074	-	-

Net increase (decrease) in net assets from operations	649,740	1,552,887	(625,974)	(698,899)

Contract transactions:
Payments received from contract owners	102,014	284,432	962,085	905,068
Transfers between investment options (including GIA/MVA), net	243,582	1,675,746	14,805,631	13,368,959
Transfers for contract benefits and terminations	(2,287,352)	(2,762,070)	(17,190,450)	(19,400,594)
Contract maintenance charges	(38,111)	(38,348)	(333,374)	(364,492)
Adjustments to net assets allocated to contracts in payout period	(1,236)	143	309	(521)

Net increase (decrease) in net assets resulting from contract transactions	(1,981,103)	(840,097)	(1,755,799)	(5,491,580)

Total increase (decrease) in net assets	(1,331,363)	712,790	(2,381,773)	(6,190,479)

Net assets at beginning of period	13,156,324	12,443,534	49,376,995	55,567,474

Net assets at end of period	$11,824,961	$13,156,324	$46,995,222	$49,376,995

The accompanying notes are an integral part of these financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

For the periods ended December 31, 2013 and 2012

(Continued)

	Fidelity® VIP Contrafund® Portfolio – Service Class		Fidelity® VIP Growth Opportunities Portfolio – Service Class
	2013	2012	2013	2012
Increase (decrease) in net assets from operations:

Net investment income (loss)	$(131,412)	$(68,196)	$(1,298,188)	$(1,172,611)
Realized gains (losses)	1,593,800	1,175,168	10,847,943	5,485,017
Unrealized appreciation (depreciation) during the year	7,118,075	3,341,876	25,634,513	14,436,404

Net increase (decrease) in net assets from operations	8,580,463	4,448,848	35,184,268	18,748,810

Contract transactions:
Payments received from contract owners	231,653	293,700	473,175	288,271
Transfers between investment options (including GIA/MVA), net	3,515,350	(2,564,663)	(8,052,668)	(7,048,150)
Transfers for contract benefits and terminations	(5,780,809)	(5,765,688)	(16,861,312)	(11,132,264)
Contract maintenance charges	(62,530)	(55,676)	(938,582)	(964,859)
Adjustments to net assets allocated to contracts in payout period	(318)	3,211	(1,348)	(254)

Net increase (decrease) in net assets resulting from contract transactions	(2,096,654)	(8,089,116)	(25,380,735)	(18,857,256)

Total increase (decrease) in net assets	6,483,809	(3,640,268)	9,803,533	(108,446)

Net assets at beginning of period	28,250,730	31,890,998	106,845,983	106,954,429

Net assets at end of period	$34,734,539	$28,250,730	$116,649,516	$106,845,983

The accompanying notes are an integral part of these financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

For the periods ended December 31, 2013 and 2012

(Continued)

	Fidelity® VIP Growth Portfolio – Service Class		Fidelity® VIP Investment Grade Bond Portfolio – Service Class
	2013	2012	2013	2012

Increase (decrease) in net assets from operations:
Net investment income (loss)	$(154,401)	$(118,897)	$447,527	$467,615
Realized gains (losses)	1,194,479	980,971	654,590	1,679,782
Unrealized appreciation (depreciation) during the year	3,155,827	1,010,073	(2,734,215)	198,945

Net increase (decrease) in net assets from operations	4,195,905	1,872,147	(1,632,098)	2,346,342

Contract transactions:
Payments received from contract owners	90,846	83,913	240,514	131,099
Transfers between investment options (including GIA/MVA), net	(556,307)	(809,230)	3,011,798	1,337,254
Transfers for contract benefits and terminations	(2,232,910)	(2,341,718)	(7,180,445)	(6,467,918)
Contract maintenance charges	(55,110)	(61,664)	(465,694)	(482,286)
Adjustments to net assets allocated to contracts in payout period	58	(36)	(715)	3

Net increase (decrease) in net assets resulting from contract transactions	(2,753,423)	(3,128,735)	(4,394,542)	(5,481,848)

Total increase (decrease) in net assets	1,442,482	(1,256,588)	(6,026,640)	(3,135,506)

Net assets at beginning of period	13,349,663	14,606,251	53,395,359	56,530,865

Net assets at end of period	$14,792,145	$13,349,663	$47,368,719	$53,395,359

The accompanying notes are an integral part of these financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

For the periods ended December 31, 2013 and 2012

(Continued)

	Franklin Flex Cap Growth Securities Fund – Class 2		Franklin Income Securities Fund – Class 2
	2013	2012	2013	2012

Increase (decrease) in net assets from operations:
Net investment income (loss)	$(1,766)	$(4,225)	$2,282,769	$2,214,093
Realized gains (losses)	81,526	19,430	1,580	(269,417)
Unrealized appreciation (depreciation) during the year	(38,932)	7,114	2,969,958	2,748,855

Net increase (decrease) in net assets from operations	40,828	22,319	5,254,307	4,693,531

Contract transactions:
Payments received from contract owners	59	1,619	410,566	182,493
Transfers between investment options (including GIA/MVA), net	(13,165)	(39,911)	3,918,622	118,153
Transfers for contract benefits and terminations	(181,394)	(29,116)	(9,103,899)	(5,112,056)
Contract maintenance charges	(931)	(2,258)	(397,884)	(398,139)
Adjustments to net assets allocated to contracts in payout period	-	-	(176)	116

Net increase (decrease) in net assets resulting from contract transactions	(195,431)	(69,666)	(5,172,771)	(5,209,433)

Total increase (decrease) in net assets	(154,603)	(47,347)	81,536	(515,902)

Net assets at beginning of period	243,059	290,406	44,957,936	45,473,838

Net assets at end of period	$88,456	$243,059	$45,039,472	$44,957,936

The accompanying notes are an integral part of these financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

For the periods ended December 31, 2013 and 2012

(Continued)

	Guggenheim VT U.S. Long Short Equity Fund		Ibbotson Aggressive Growth ETF Asset Allocation Portfolio – Class II
	2013	2012	2013	2012
Increase (decrease) in net assets from operations:

Net investment income (loss)	$(10,533)	$(12,075)	$(37,211)	$(26,356)
Realized gains (losses)	29,903	23,357	463,554	98,225
Unrealized appreciation (depreciation) during the year	94,264	15,771	1,755,184	1,626,228

Net increase (decrease) in net assets from operations	113,634	27,053	2,181,527	1,698,097

Contract transactions:
Payments received from contract owners	2,058	7,274	94,486	109,347
Transfers between investment options (including GIA/MVA), net	(3,437)	(60,047)	(863,367)	(595,949)
Transfers for contract benefits and terminations	(104,086)	(140,056)	(1,119,323)	(1,253,842)
Contract maintenance charges	(3,206)	(3,754)	(90,232)	(88,327)
Adjustments to net assets allocated to contracts in payout period	-	-	-	-

Net increase (decrease) in net assets resulting from contract transactions	(108,671)	(196,583)	(1,978,436)	(1,828,771)

Total increase (decrease) in net assets	4,963	(169,530)	203,091	(130,674)

Net assets at beginning of period	779,059	948,589	14,033,526	14,164,200

Net assets at end of period	$784,022	$779,059	$14,236,617	$14,033,526

The accompanying notes are an integral part of these financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

For the periods ended December 31, 2013 and 2012

(Continued)

	Ibbotson Balanced ETF Asset Allocation Portfolio – Class II		Ibbotson Growth ETF Asset Allocation Portfolio – Class II
	2013	2012	2013	2012
Increase (decrease) in net assets from operations:

Net investment income (loss)	$(2,578)	$65,388	$(59,677)	$(29,459)
Realized gains (losses)	343,965	1,551,166	372,947	1,609,603
Unrealized appreciation (depreciation) during the year	2,904,333	1,037,056	2,626,962	653,325

Net increase (decrease) in net assets from operations	3,245,720	2,653,610	2,940,232	2,233,469

Contract transactions:
Payments received from contract owners	161,645	74,556	222,578	268,066
Transfers between investment options (including GIA/MVA), net	2,268,895	7,188,054	320,941	(265,396)
Transfers for contract benefits and terminations	(5,055,812)	(2,725,084)	(3,401,285)	(1,974,407)
Contract maintenance charges	(290,946)	(270,607)	(188,531)	(159,799)
Adjustments to net assets allocated to contracts in payout period	-	-	(2,016)	7,317

Net increase (decrease) in net assets resulting from contract transactions	(2,916,218)	4,266,919	(3,048,313)	(2,124,219)

Total increase (decrease) in net assets	329,502	6,920,529	(108,081)	109,250

Net assets at beginning of period	33,805,339	26,884,810	20,911,266	20,802,016

Net assets at end of period	$34,134,841	$33,805,339	$20,803,185	$20,911,266

The accompanying notes are an integral part of these financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

For the periods ended December 31, 2013 and 2012

(Continued)

	Ibbotson Income and Growth ETF Asset Allocation Portfolio – Class II		Invesco V.I. American Franchise Fund – Series I Shares
	2013	2012	2013	2012
Increase (decrease) in net assets from operations:

Net investment income (loss)	$(43,492)	$115,348	$(242,825)	$(252,550)
Realized gains (losses)	687,346	1,233,767	1,149,170	(172,590)
Unrealized appreciation (depreciation) during the year	1,628,894	820,990	8,588,862	(724,345)

Net increase (decrease) in net assets from operations	2,272,748	2,170,105	9,495,207	(1,149,485)

Contract transactions:
Payments received from contract owners	64,758	468,278	55,956	104,558
Transfers between investment options (including GIA/MVA), net	5,138,189	10,613,494	(2,448,186)	32,281,733
Transfers for contract benefits and terminations	(12,315,637)	(5,272,902)	(5,617,305)	(2,766,263)
Contract maintenance charges	(340,254)	(292,953)	(164,699)	(118,410)
Adjustments to net assets allocated to contracts in payout period	-	-	(320)	(2,756)

Net increase (decrease) in net assets resulting from contract transactions	(7,452,944)	5,515,917	(8,174,554)	29,498,862

Total increase (decrease) in net assets	(5,180,196)	7,686,022	1,320,653	28,349,377

Net assets at beginning of period	40,748,162	33,062,140	28,349,377	-

Net assets at end of period	$35,567,966	$40,748,162	$29,670,030	$28,349,377

The accompanying notes are an integral part of these financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

For the periods ended December 31, 2013 and 2012

(Continued)

	Invesco V.I. Core Equity Fund – Series I Shares		Invesco V.I. Equity and Income Fund – Series II Shares
	2013	2012	2013	2012
Increase (decrease) in net assets from operations:

Net investment income (loss)	$4,758	$(21,593)	$841	$1,716
Realized gains (losses)	365,564	196,102	35,082	32,492
Unrealized appreciation (depreciation) during the year	994,843	538,264	126,905	41,189

Net increase (decrease) in net assets from operations	1,365,165	712,773	162,828	75,397

Contract transactions:
Payments received from contract owners	6,217	8,139	630	134
Transfers between investment options (including GIA/MVA), net	(296,110)	(469,924)	134,307	115,218
Transfers for contract benefits and terminations	(989,226)	(957,371)	(180,912)	(222,821)
Contract maintenance charges	(28,004)	(31,483)	(944)	(1,314)
Adjustments to net assets allocated to contracts in payout period	76	(24)	-	-

Net increase (decrease) in net assets resulting from contract transactions	(1,307,047)	(1,450,663)	(46,919)	(108,783)

Total increase (decrease) in net assets	58,118	(737,890)	115,909	(33,386)

Net assets at beginning of period	5,431,467	6,169,357	725,335	758,721

Net assets at end of period	$5,489,585	$5,431,467	$841,244	$725,335

The accompanying notes are an integral part of these financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

For the periods ended December 31, 2013 and 2012

(Continued)

	Invesco V.I. Mid Cap Core Equity Fund – Series I Shares		Lazard Retirement U.S. Small-Mid Cap Equity Portfolio – Service Shares
	2013	2012	2013	2012
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(14,389)	$(28,759)	$(11,450)	$(11,924)
Realized gains (losses)	171,882	(20,568)	128,782	130,617
Unrealized appreciation (depreciation) during the year	348,164	249,145	132,033	(37,262)

Net increase (decrease) in net assets from operations	505,657	199,818	249,365	81,431

Contract transactions:
Payments received from contract owners	17,401	30,001	945	8,198
Transfers between investment options (including GIA/MVA), net	(77,858)	(89,742)	(18,254)	(12,067)
Transfers for contract benefits and terminations	(346,280)	(318,220)	(166,859)	(228,208)
Contract maintenance charges	(4,698)	(5,531)	(2,926)	(3,659)
Adjustments to net assets allocated to contracts in payout period	(52)	(419)	-	-

Net increase (decrease) in net assets resulting from contract transactions	(411,487)	(383,911)	(187,094)	(235,736)

Total increase (decrease) in net assets	94,170	(184,093)	62,271	(154,305)

Net assets at beginning of period	2,047,939	2,232,032	799,171	953,476

Net assets at end of period	$2,142,109	$2,047,939	$861,442	$799,171

The accompanying notes are an integral part of these financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

For the periods ended December 31, 2013 and 2012

(Continued)

	Lord Abbett Series Fund Bond Debenture Portfolio – Class VC Shares		Lord Abbett Series Fund Growth and Income Portfolio – Class VC Shares
	2013	2012	2013	2012
Increase (decrease) in net assets from operations:
Net investment income (loss)	$234,525	$252,256	$(577,475)	$(274,692)
Realized gains (losses)	188,563	154,517	1,586,961	(2,279,723)
Unrealized appreciation (depreciation) during the year	(9,402)	270,557	21,783,301	10,622,596

Net increase (decrease) in net assets from operations	413,686	677,330	22,792,787	8,068,181

Contract transactions:
Payments received from contract owners	203,245	82,054	312,562	190,864
Transfers between investment options (including GIA/MVA), net	1,079,839	225,968	(6,669,737)	(1,711,211)
Transfers for contract benefits and terminations	(1,205,963)	(1,514,599)	(13,905,754)	(10,389,873)
Contract maintenance charges	(21,875)	(18,127)	(471,585)	(486,853)
Adjustments to net assets allocated to contracts in payout period	(517)	144	37	(82)

Net increase (decrease) in net assets resulting from contract transactions	54,729	(1,224,560)	(20,734,477)	(12,397,155)

Total increase (decrease) in net assets	468,415	(547,230)	2,058,310	(4,328,974)

Net assets at beginning of period	6,177,813	6,725,043	74,708,156	79,037,130

Net assets at end of period	$6,646,228	$6,177,813	$76,766,466	$74,708,156

The accompanying notes are an integral part of these financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

For the periods ended December 31, 2013 and 2012

(Continued)

	Lord Abbett Series Fund Mid Cap Stock Portfolio – Class VC Shares		Mutual Shares Securities Fund – Class 2
	2013	2012	2013	2012
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(49,261)	$(37,564)	$340,780	$313,957
Realized gains (losses)	56,602	(183,420)	939,909	(557,554)
Unrealized appreciation (depreciation) during the year	1,262,259	836,020	10,998,462	6,505,815

Net increase (decrease) in net assets from operations	1,269,600	615,036	12,279,151	6,262,218

Contract transactions:
Payments received from contract owners	35,455	37,080	328,086	253,498
Transfers between investment options (including GIA/MVA), net	34,268	(346,545)	(3,183,191)	(1,201,835)
Transfers for contract benefits and terminations	(651,906)	(839,067)	(9,252,310)	(5,909,608)
Contract maintenance charges	(10,392)	(9,606)	(397,430)	(400,278)
Adjustments to net assets allocated to contracts in payout period	18	10	(185)	1,612

Net increase (decrease) in net assets resulting from contract transactions	(592,557)	(1,158,128)	(12,505,030)	(7,256,611)

Total increase (decrease) in net assets	677,043	(543,092)	(225,879)	(994,393)

Net assets at beginning of period	4,662,847	5,205,939	51,747,209	52,741,602

Net assets at end of period	$5,339,890	$4,662,847	$51,521,330	$51,747,209

The accompanying notes are an integral part of these financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

For the periods ended December 31, 2013 and 2012

(Continued)

	Neuberger Berman AMT Guardian Portfolio – S Class		Neuberger Berman AMT Small Cap Growth Portfolio – S Class
	2013	2012	2013	2012

Increase (decrease) in net assets from operations:
Net investment income (loss)	$(421,981)	$(703,105)	$(2,628)	$(1,602)
Realized gains (losses)	7,184,094	1,607,619	16,493	13,205
Unrealized appreciation (depreciation) during the year	13,014,289	5,329,344	60,238	(67)

Net increase (decrease) in net assets from operations	19,776,402	6,233,858	74,103	11,536

Contract transactions:
Payments received from contract owners	306,787	155,703	40	38
Transfers between investment options (including GIA/MVA), net	(4,875,031)	172,275	175,712	(22,802)
Transfers for contract benefits and terminations	(8,083,427)	(5,216,615)	(41,839)	(36,611)
Contract maintenance charges	(575,051)	(567,754)	(756)	(225)
Adjustments to net assets allocated to contracts in payout period	(737)	43	-	-

Net increase (decrease) in net assets resulting from contract transactions	(13,227,459)	(5,456,348)	133,157	(59,600)

Total increase (decrease) in net assets	6,548,943	777,510	207,260	(48,064)

Net assets at beginning of period	58,445,034	57,667,524	99,174	147,238

Net assets at end of period	$64,993,977	$58,445,034	$306,434	$99,174

The accompanying notes are an integral part of these financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

For the periods ended December 31, 2013 and 2012

(Continued)

	Oppenheimer Capital Appreciation Fund/VA – Service Shares		Oppenheimer Global Fund/VA – Service Shares
	2013	2012	2013	2012

Increase (decrease) in net assets from operations:
Net investment income (loss)	$(4,560)	$(8,525)	$(2,764)	$9,268
Realized gains (losses)	35,219	37,516	24,292	(60,099)
Unrealized appreciation (depreciation) during the year	176,586	82,785	344,254	354,278

Net increase (decrease) in net assets from operations	207,245	111,776	365,782	303,447

Contract transactions:
Payments received from contract owners	7,604	752	9,479	131,372
Transfers between investment options (including GIA/MVA), net	(179,512)	112,720	(79,676)	(287,955)
Transfers for contract benefits and terminations	(90,857)	(247,894)	(221,039)	(565,783)
Contract maintenance charges	(922)	(3,371)	(2,894)	(3,315)
Adjustments to net assets allocated to contracts in payout period	-	-	-	-

Net increase (decrease) in net assets resulting from contract transactions	(263,687)	(137,793)	(294,130)	(725,681)

Total increase (decrease) in net assets	(56,442)	(26,017)	71,652	(422,234)

Net assets at beginning of period	909,402	935,419	1,561,109	1,983,343

Net assets at end of period	$852,960	$909,402	$1,632,761	$1,561,109

The accompanying notes are an integral part of these financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

For the periods ended December 31, 2013 and 2012

(Continued)

	Oppenheimer Main Street Small Cap Fund®/VA – Service Shares		PIMCO CommodityRealReturn® Strategy Portfolio – Advisor Class
	2013	2012	2013	2012

Increase (decrease) in net assets from operations:
Net investment income (loss)	$(271,669)	$(403,619)	$93,436	$355,506
Realized gains (losses)	4,285,496	1,664,338	(282,654)	922,721
Unrealized appreciation (depreciation) during the year	10,174,998	4,719,779	(5,039,443)	(72,217)

Net increase (decrease) in net assets from operations	14,188,825	5,980,498	(5,228,661)	1,206,010

Contract transactions:
Payments received from contract owners	207,733	119,200	176,443	213,665
Transfers between investment options (including GIA/MVA), net	(3,589,352)	(1,176,923)	5,790,291	2,238,001
Transfers for contract benefits and terminations	(5,814,549)	(3,767,675)	(3,988,640)	(3,363,478)
Contract maintenance charges	(376,206)	(370,106)	(302,136)	(318,777)
Adjustments to net assets allocated to contracts in payout period	(1,136)	40	(404)	55

Net increase (decrease) in net assets resulting from contract transactions	(9,573,510)	(5,195,464)	1,675,554	(1,230,534)

Total increase (decrease) in net assets	4,615,315	785,034	(3,553,107)	(24,524)

Net assets at beginning of period	39,594,010	38,808,976	32,940,968	32,965,492

Net assets at end of period	$44,209,325	$39,594,010	$29,387,861	$32,940,968

The accompanying notes are an integral part of these financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

For the periods ended December 31, 2013 and 2012

(Continued)

	PIMCO Real Return Portfolio – Advisor Class		PIMCO Total Return Portfolio – Advisor Class
	2013	2012	2013	2012

Increase (decrease) in net assets from operations:
Net investment income (loss)	$(8,886)	$(34,099)	$84,795	$151,916
Realized gains (losses)	100,573	551,482	103,845	416,498
Unrealized appreciation (depreciation) during the year	(592,707)	83,714	(623,034)	461,742

Net increase (decrease) in net assets from operations	(501,020)	601,097	(434,394)	1,030,156

Contract transactions:
Payments received from contract owners	131,483	16,471	197,073	37,899
Transfers between investment options (including GIA/MVA), net	(4,047,680)	(335,267)	(1,339,778)	2,539,759
Transfers for contract benefits and terminations	(893,055)	(2,091,820)	(2,550,779)	(3,575,998)
Contract maintenance charges	(7,636)	(26,780)	(19,398)	(26,790)
Adjustments to net assets allocated to contracts in payout period	-	-	-	-

Net increase (decrease) in net assets resulting from contract transactions	(4,816,888)	(2,437,396)	(3,712,882)	(1,025,130)

Total increase (decrease) in net assets	(5,317,908)	(1,836,299)	(4,147,276)	5,026

Net assets at beginning of period	8,204,159	10,040,458	13,729,117	13,724,091

Net assets at end of period	$2,886,251	$8,204,159	$9,581,841	$13,729,117

The accompanying notes are an integral part of these financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

For the periods ended December 31, 2013 and 2012

(Continued)

	Rydex VT Inverse Government Long Bond Strategy Fund		Rydex VT Nova Fund
	2013	2012	2013	2012
Increase (decrease) in net assets from operations:

Net investment income (loss)	$(9,868)	$(9,866)	$(11,054)	$(11,472)
Realized gains (losses)	(41,657)	(74,902)	125,102	14,766
Unrealized appreciation (depreciation) during the year	143,600	29,620	188,242	133,257

Net increase (decrease) in net assets from operations	92,075	(55,148)	302,290	136,551

Contract transactions:
Payments received from contract owners	-	4,635	180	-
Transfers between investment options (including GIA/MVA), net	20,825	58,214	(7,533)	(3,351)
Transfers for contract benefits and terminations	(115,268)	(44,039)	(274,087)	(65,545)
Contract maintenance charges	(2,296)	(2,201)	(2,925)	(3,022)
Adjustments to net assets allocated to contracts in payout period	-	-	-	-

Net increase (decrease) in net assets resulting from contract transactions	(96,739)	16,609	(284,365)	(71,918)

Total increase (decrease) in net assets	(4,664)	(38,539)	17,925	64,633

Net assets at beginning of period	694,690	733,229	760,802	696,169

Net assets at end of period	$690,026	$694,690	$778,727	$760,802

The accompanying notes are an integral part of these financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

For the periods ended December 31, 2013 and 2012

(Continued)

	Sentinel Variable Products Balanced Fund		Sentinel Variable Products Bond Fund
	2013	2012	2013	2012
Increase (decrease) in net assets from operations:

Net investment income (loss)	$1,711	$(6,235)	$590,742	$570,862
Realized gains (losses)	136,305	251,970	(49,884)	1,232,445
Unrealized appreciation (depreciation) during the year	52,028	(41,700)	(1,147,195)	97,701

Net increase (decrease) in net assets from operations	190,044	204,035	(606,337)	1,901,008

Contract transactions:
Payments received from contract owners	17,818	15,008	168,075	127,170
Transfers between investment options (including GIA/MVA), net	(25,508)	(269,414)	1,954,895	17,910
Transfers for contract benefits and terminations	(247,069)	(656,261)	(4,549,052)	(3,929,097)
Contract maintenance charges	(5,889)	(10,060)	(354,651)	(364,837)
Adjustments to net assets allocated to contracts in payout period	-	-	(600)	6

Net increase (decrease) in net assets resulting from contract transactions	(260,648)	(920,727)	(2,781,333)	(4,148,848)

Total increase (decrease) in net assets	(70,604)	(716,692)	(3,387,670)	(2,247,840)

Net assets at beginning of period	1,240,355	1,957,047	37,045,459	39,293,299

Net assets at end of period	$1,169,751	$1,240,355	$33,657,789	$37,045,459

The accompanying notes are an integral part of these financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

For the periods ended December 31, 2013 and 2012

(Continued)

	Sentinel Variable Products Common Stock Fund		Sentinel Variable Products Mid Cap Fund
	2013	2012	2013	2012
Increase (decrease) in net assets from operations:

Net investment income (loss)	$130,476	$469,891	$(8,224)	$(7,970)
Realized gains (losses)	18,034,852	8,323,947	93,566	52,148
Unrealized appreciation (depreciation) during the year	16,253,164	7,528,850	83,670	21,968

Net increase (decrease) in net assets from operations	34,418,492	16,322,688	169,012	66,146

Contract transactions:
Payments received from contract owners	538,020	373,888	4,348	251
Transfers between investment options (including GIA/MVA), net	(8,230,643)	(5,230,333)	257,136	(272,614)
Transfers for contract benefits and terminations	(16,157,307)	(11,392,519)	(101,308)	(151,024)
Contract maintenance charges	(1,265,684)	(1,265,114)	(1,568)	(1,931)
Adjustments to net assets allocated to contracts in payout period	(2,627)	199	-	-

Net increase (decrease) in net assets resulting from contract transactions	(25,118,241)	(17,513,879)	158,608	(425,318)

Total increase (decrease) in net assets	9,300,251	(1,191,191)	327,620	(359,172)

Net assets at beginning of period	124,149,489	125,340,680	426,996	786,168

Net assets at end of period	$133,449,740	$124,149,489	$754,616	$426,996

The accompanying notes are an integral part of these financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

For the periods ended December 31, 2013 and 2012

(Continued)

	Sentinel Variable Products Small Company Fund		Templeton Developing Markets Securities Fund – Class 2
	2013	2012	2013	2012
Increase (decrease) in net assets from operations:

Net investment income (loss)	$(234,440)	$(161,599)	$25,627	$1,029
Realized gains (losses)	3,776,771	2,933,698	(24,405)	(234,735)
Unrealized appreciation (depreciation) during the year	1,862,628	(1,051,667)	(99,290)	764,862

Net increase (decrease) in net assets from operations	5,404,959	1,720,432	(98,068)	531,156

Contract transactions:
Payments received from contract owners	85,856	73,271	64,284	141,557
Transfers between investment options (including GIA/MVA), net	(1,597,957)	(113,167)	32,620	(626,603)
Transfers for contract benefits and terminations	(2,403,155)	(1,865,409)	(618,802)	(662,086)
Contract maintenance charges	(174,680)	(174,645)	(6,751)	(9,609)
Adjustments to net assets allocated to contracts in payout period	(408)	27	-	-

Net increase (decrease) in net assets resulting from contract transactions	(4,090,344)	(2,079,923)	(528,649)	(1,156,741)

Total increase (decrease) in net assets	1,314,615	(359,491)	(626,717)	(625,585)

Net assets at beginning of period	17,680,584	18,040,075	4,522,879	5,148,464

Net assets at end of period	$18,995,199	$17,680,584	$3,896,162	$4,522,879

The accompanying notes are an integral part of these financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

For the periods ended December 31, 2013 and 2012

(Continued)

	Templeton Foreign Securities Fund – Class 2		Templeton Growth Securities Fund – Class 2
	2013	2012	2013	2012
Increase (decrease) in net assets from operations:

Net investment income (loss)	$114,855	$190,464	$650,645	$338,198
Realized gains (losses)	244,574	(13,796)	182,834	(680,520)
Unrealized appreciation (depreciation) during the year	1,760,494	1,549,681	11,878,578	9,084,852

Net increase (decrease) in net assets from operations	2,119,923	1,726,349	12,712,057	8,742,530

Contract transactions:
Payments received from contract owners	100,448	56,830	349,873	218,739
Transfers between investment options (including GIA/MVA), net	(381,610)	(460,821)	(3,076,107)	(3,498,346)
Transfers for contract benefits and terminations	(1,676,672)	(2,171,131)	(8,929,528)	(5,225,954)
Contract maintenance charges	(24,760)	(29,939)	(395,782)	(398,412)
Adjustments to net assets allocated to contracts in payout period	127	15	100	2,096

Net increase (decrease) in net assets resulting from contract transactions	(1,982,467)	(2,605,046)	(12,051,444)	(8,901,877)

Total increase (decrease) in net assets	137,456	(878,697)	660,613	(159,347)

Net assets at beginning of period	11,051,653	11,930,350	48,672,425	48,831,772

Net assets at end of period	$11,189,109	$11,051,653	$49,333,038	$48,672,425

The accompanying notes are an integral part of these financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

For the periods ended December 31, 2013 and 2012

(Continued)

	Virtus Capital Growth Series – Class A Shares		Virtus Growth & Income Series – Class A Shares
	2013	2012	2013	2012

Increase (decrease) in net assets from operations:
Net investment income (loss)	$(341,607)	$(261,468)	$(406,753)	$(433,680)
Realized gains (losses)	(544,183)	(1,382,300)	9,874,921	2,249,447
Unrealized appreciation (depreciation) during the year	9,474,827	5,784,291	9,017,337	7,749,425

Net increase (decrease) in net assets from operations	8,589,037	4,140,523	18,485,505	9,565,192

Contract transactions:
Payments received from contract owners	326,816	507,476	779,336	951,079
Transfers between investment options (including GIA/MVA), net	(1,338,969)	(604,088)	(2,606,753)	(3,218,391)
Transfers for contract benefits and terminations	(4,427,157)	(4,370,468)	(13,372,616)	(14,019,909)
Contract maintenance charges	(67,122)	(75,902)	(210,186)	(238,699)
Adjustments to net assets allocated to contracts in payout period	(14,288)	11,104	(40,432)	173,209

Net increase (decrease) in net assets resulting from contract transactions	(5,520,720)	(4,531,878)	(15,450,651)	(16,352,711)

Total increase (decrease) in net assets	3,068,317	(391,355)	3,034,854	(6,787,519)

Net assets at beginning of period	33,712,986	34,104,341	68,737,594	75,525,113

Net assets at end of period	$36,781,303	$33,712,986	$71,772,448	$68,737,594

The accompanying notes are an integral part of these financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

For the periods ended December 31, 2013 and 2012

(Continued)

	Virtus International Series – Class A Shares		Virtus Multi-Sector Fixed Income Series – Class A Shares
	2013	2012	2013	2012

Increase (decrease) in net assets from operations:
Net investment income (loss)	$1,838,479	$3,300,556	$4,578,754	$6,023,968
Realized gains (losses)	5,974,482	2,194,816	1,435,292	1,102,650
Unrealized appreciation (depreciation) during the year	6,217,117	27,246,716	(4,978,999)	8,375,566

Net increase (decrease) in net assets from operations	14,030,078	32,742,088	1,035,047	15,502,184

Contract transactions:
Payments received from contract owners	842,038	662,381	634,520	390,405
Transfers between investment options (including GIA/MVA), net	432,006	(3,230,866)	(2,088,175)	1,069,505
Transfers for contract benefits and terminations	(34,328,159)	(26,194,505)	(17,401,317)	(18,390,966)
Contract maintenance charges	(1,672,364)	(1,771,647)	(718,852)	(777,552)
Adjustments to net assets allocated to contracts in payout period	(12,290)	9,530	(178)	9,546

Net increase (decrease) in net assets resulting from contract transactions	(34,738,769)	(30,525,107)	(19,574,002)	(17,699,062)

Total increase (decrease) in net assets	(20,708,691)	2,216,981	(18,538,955)	(2,196,878)

Net assets at beginning of period	234,460,275	232,243,294	123,990,806	126,187,684

Net assets at end of period	$213,751,584	$234,460,275	$105,451,851	$123,990,806

The accompanying notes are an integral part of these financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

For the periods ended December 31, 2013 and 2012

(Continued)

	Virtus Real Estate Securities Series – Class A Shares		Virtus Small-Cap Growth Series – Class A Shares
	2013	2012	2013	2012

Increase (decrease) in net assets from operations:
Net investment income (loss)	$83,504	$(238,535)	$(255,995)	$(278,849)
Realized gains (losses)	9,847,197	7,374,844	1,394,914	477,859
Unrealized appreciation (depreciation) during the year	(9,768,267)	2,617,739	7,080,481	2,261,841

Net increase (decrease) in net assets from operations	162,434	9,754,048	8,219,400	2,460,851

Contract transactions:
Payments received from contract owners	357,609	306,530	167,527	316,947
Transfers between investment options (including GIA/MVA), net	862,852	(5,194,321)	(901,638)	(1,808,743)
Transfers for contract benefits and terminations	(9,321,363)	(7,716,585)	(3,892,682)	(3,530,738)
Contract maintenance charges	(416,819)	(452,939)	(52,153)	(59,812)
Adjustments to net assets allocated to contracts in payout period	(1,690)	(301)	640	(2,135)

Net increase (decrease) in net assets resulting from contract transactions	(8,519,411)	(13,057,616)	(4,678,306)	(5,084,481)

Total increase (decrease) in net assets	(8,356,977)	(3,303,568)	3,541,094	(2,623,630)

Net assets at beginning of period	63,512,714	66,816,282	23,552,583	26,176,213

Net assets at end of period	$55,155,737	$63,512,714	$27,093,677	$23,552,583

The accompanying notes are an integral part of these financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

For the periods ended December 31, 2013 and 2012

(Continued)

	Virtus Small-Cap Value Series – Class A Shares		Virtus Strategic Allocation Series – Class A
	2013	2012	2013	2012

Increase (decrease) in net assets from operations:
Net investment income (loss)	$(610,753)	$729,142	$144,046	$258,726
Realized gains (losses)	4,313,984	602,088	2,026,687	(153,151)
Unrealized appreciation (depreciation) during the year	23,342,857	4,075,811	1,673,185	2,910,926

Net increase (decrease) in net assets from operations	27,046,088	5,407,041	3,843,918	3,016,501

Contract transactions:
Payments received from contract owners	296,344	267,912	422,985	325,510
Transfers between investment options (including GIA/MVA), net	(5,974,258)	(1,815,941)	(703,045)	(248,080)
Transfers for contract benefits and terminations	(13,324,770)	(9,523,907)	(4,250,853)	(3,366,127)
Contract maintenance charges	(543,606)	(553,889)	(40,515)	(31,272)
Adjustments to net assets allocated to contracts in payout period	(823)	447	(20,336)	4,977

Net increase (decrease) in net assets resulting from contract transactions	(19,547,113)	(11,625,378)	(4,591,764)	(3,314,992)

Total increase (decrease) in net assets	7,498,975	(6,218,337)	(747,846)	(298,491)

Net assets at beginning of period	77,272,545	83,490,882	25,850,242	26,148,733

Net assets at end of period	$84,771,520	$77,272,545	$25,102,396	$25,850,242

The accompanying notes are an integral part of these financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

For the periods ended December 31, 2013 and 2012

(Continued)

	Wanger International		Wanger International Select
	2013	2012	2013	2012
Increase (decrease) in net assets from operations:

Net investment income (loss)	$998,291	$(92,775)	$320,865	$(14,923)
Realized gains (losses)	7,401,658	8,803,592	442,359	189,058
Unrealized appreciation (depreciation) during the year	6,138,724	5,249,547	58,043	1,179,089

Net increase (decrease) in net assets from operations	14,538,673	13,960,364	821,267	1,353,224

Contract transactions:
Payments received from contract owners	376,005	357,020	38,759	71,413
Transfers between investment options (including GIA/MVA), net	(2,062,224)	(1,745,407)	(223,654)	(71,352)
Transfers for contract benefits and terminations	(10,884,599)	(9,625,072)	(946,038)	(1,050,386)
Contract maintenance charges	(380,032)	(391,289)	(16,900)	(19,487)
Adjustments to net assets allocated to contracts in payout period	(12,679)	11,745	-	-

Net increase (decrease) in net assets resulting from contract transactions	(12,963,529)	(11,393,003)	(1,147,833)	(1,069,812)

Total increase (decrease) in net assets	1,575,144	2,567,361	(326,566)	283,412

Net assets at beginning of period	76,214,054	73,646,693	7,297,039	7,013,627

Net assets at end of period	$77,789,198	$76,214,054	$6,970,473	$7,297,039

The accompanying notes are an integral part of these financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

For the periods ended December 31, 2013 and 2012

(Continued)

	Wanger Select		Wanger USA
	2013	2012	2013	2012
Increase (decrease) in net assets from operations:

Net investment income (loss)	$(88,357)	$(78,331)	$(475,997)	$(396,977)
Realized gains (losses)	714,762	939,303	5,523,454	4,351,710
Unrealized appreciation (depreciation) during the year	1,855,767	544,350	6,171,562	2,712,757

Net increase (decrease) in net assets from operations	2,482,172	1,405,322	11,219,019	6,667,490

Contract transactions:
Payments received from contract owners	87,717	106,426	352,139	301,652
Transfers between investment options (including GIA/MVA), net	(337,698)	(1,052,016)	(982,722)	(1,973,643)
Transfers for contract benefits and terminations	(966,177)	(1,365,738)	(5,554,996)	(5,761,238)
Contract maintenance charges	(15,189)	(19,857)	(41,326)	(47,622)
Adjustments to net assets allocated to contracts in payout period	-	119	(20,360)	14,473

Net increase (decrease) in net assets resulting from contract transactions	(1,231,347)	(2,331,066)	(6,247,265)	(7,466,378)

Total increase (decrease) in net assets	1,250,825	(925,744)	4,971,754	(798,888)

Net assets at beginning of period	7,981,030	8,906,774	37,676,212	38,475,100

Net assets at end of period	$9,231,855	$7,981,030	$42,647,966	$37,676,212

The accompanying notes are an integral part of these financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Note 1—Organization

The PHL Variable Accumulation Account (the “Separate Account”), is a separate account of PHL Variable Insurance Company (“PHL Variable”, “we” or “us”), the sponsor company. PHL Variable is a Connecticut stock life insurance company and is an indirect wholly-owned subsidiary of Phoenix Life Insurance Company (“Phoenix”). PHL Variable is a wholly-owned subsidiary of The Phoenix Companies, Inc. (“PNX”). The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and was established on December 7, 1994. The Separate Account currently consists of 58 investment options (also known as sub-accounts) that invest in shares of underlying mutual funds.

The policy owners may direct investments in the following sub-accounts which have the same or similar name as the underlying mutual funds (collectively, the “Funds” or individually, the “Fund”):

Alger Capital Appreciation Portfolio – Class 1-2 Shares
AllianceBernstein VPS Balanced Wealth Strategy Portfolio – Class B
Calvert VP S&P MidCap 400 Index Portfolio – Class I Shares
DWS Equity 500 Index VIP – Class A
DWS Small Cap Index VIP – Class A
Federated Fund for U.S. Government Securities II
Federated High Income Bond Fund II – Primary Shares
Federated Prime Money Fund II
Fidelity® VIP Contrafund® Portfolio – Service Class
Fidelity® VIP Growth Opportunities Portfolio – Service Class
Fidelity® VIP Growth Portfolio – Service Class
Fidelity® VIP Investment Grade Bond Portfolio – Service Class
Franklin Flex Cap Growth Securities Fund – Class 2
Franklin Income Securities Fund – Class 2
Guggenheim VT U.S. Long Short Equity Fund (formerly Guggenheim VT U.S. Long Short Momentum Fund)
Ibbotson Aggressive Growth ETF Asset Allocation Portfolio – Class II
Ibbotson Balanced ETF Asset Allocation Portfolio – Class II
Ibbotson Growth ETF Asset Allocation Portfolio – Class II
Ibbotson Income and Growth ETF Asset Allocation Portfolio – Class II
Invesco V.I. American Franchise Fund – Series I Shares (formerly Invesco Van Kampen V.I. American Franchise Fund – Series I Shares)
Invesco V.I. Core Equity Fund – Series I Shares
Invesco V.I. Equity and Income Fund – Series II Shares (formerly Invesco Van Kampen V.I. Equity and Income Fund – Class II)
Invesco V.I. Mid Cap Core Equity Fund – Series I Shares
Lazard Retirement U.S. Small-Mid Cap Equity Portfolio – Service Shares
Lord Abbett Series Fund Bond Debenture Portfolio – Class VC Shares
Lord Abbett Series Fund Growth and Income Portfolio – Class VC Shares
Lord Abbett Series Fund Mid Cap Stock Portfolio – Class VC Shares (formerly Lord Abbott Series Fund Mid Cap Value Portfolio)
Mutual Shares Securities Fund – Class 2 (included in Franklin Templeton Variable Insurance Products Trust)
Neuberger Berman AMT Guardian Portfolio – S Class
Neuberger Berman AMT Small Cap Growth Portfolio – S Class
Oppenheimer Capital Appreciation Fund/VA – Service Shares
Oppenheimer Global Fund/VA – Service Shares (formerly Oppenheimer Global Securities Fund/VA – Service Shares)
Oppenheimer Main Street Small Cap Fund® /VA – Service Shares (formerly Oppenheimer Main Street Small- & Mid- Cap Fund® /VA – Service Shares)
PIMCO CommodityRealReturn® Strategy Portfolio – Advisor Class
PIMCO Real Return Portfolio – Advisor Class
PIMCO Total Return Portfolio – Advisor Class
Rydex VT Inverse Government Long Bond Strategy Fund
Rydex VT Nova Fund
Sentinel Variable Products Balanced Fund
Sentinel Variable Products Bond Fund

PHL VARIABLE ACCUMULATION ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Note 1—Organization (Continued)

Sentinel Variable Products Common Stock Fund
Sentinel Variable Products Mid Cap Fund
Sentinel Variable Products Small Company Fund
Templeton Developing Markets Securities Fund – Class 2
Templeton Foreign Securities Fund – Class 2
Templeton Growth Securities Fund – Class 2
Virtus Capital Growth Series – Class A Shares
Virtus Growth & Income Series – Class A Shares
Virtus International Series – Class A Shares
Virtus Multi-Sector Fixed Income Series – Class A Shares
Virtus Real Estate Securities Series – Class A Shares
Virtus Small-Cap Growth Series – Class A Shares
Virtus Small-Cap Value Series – Class A Shares
Virtus Strategic Allocation Series – Class A Shares
Wanger International
Wanger International Select
Wanger Select
Wanger USA

Additionally, policy owners may direct the allocation of their investments between the Separate Account, the Guaranteed Interest Account (“GIA”) and/or the Market Value Adjusted Guaranteed Interest Account (“MVA”). The MVA was closed to new investment effective May 1, 2013.

PHL Variable and the Separate Account are subject to regulation by the Department of Insurance of the State of Connecticut and the U.S. Securities and Exchange Commission (“SEC”). The assets and liabilities of the Separate Account are clearly identified and distinguished from PHL Variable’s other asset and liabilities. Investments allocated by a policy owner to the GIA are not legally insulated and are subject to claims against PHL Variable’s general account assets.

Note 2—Significant Accounting Policies

The following is a summary of significant accounting policies of the Separate Account, which are in accordance with accounting principles generally accepted in the United States of America (“GAAP”) in the investment company industry:

A.	Valuation of investments: Investments are made in the underlying Funds and stated at fair value based on the reported net asset values of the respective Funds, which in turn value their investment securities at fair value.

B.	Net assets allocated to contracts in the payout period are computed according to the 1983a Individual Annuitant Mortality Table, or Annuity 2000 Mortality Table depending on the product. The assumed interest return is also dependent on product, and could range from 3 percent to 6 percent, as regulated by the laws of the respective states. During the payout period, the mortality risk is fully borne by PHL Variable and may result in additional amounts being transferred into the variable annuity account from PHL Variable to cover greater longevity of annuitants than expected. Conversely, if amounts allocated during the payout period exceed amounts required, transfers of excess amounts may be made to PHL Variable.

C.	Investment transactions and related income: Investment transactions are recorded on the trade date. Realized gains and losses on the sales of shares of the Funds are computed on the basis of last in first out (“LIFO”). Dividend income and realized gain distributions from investments are recorded on the ex-dividend date.

D.	Income taxes: PHL Variable is taxed as a life insurance entity under the provisions of the Internal Revenue Code of 1986, as amended, (the “Code”) and the operations of the Separate Account are included in the consolidated federal income tax return of PNX. Under the current provisions of the Code, PHL Variable does not expect to incur federal income taxes on the earnings of the Separate Account to the extent that the earnings are credited under the contracts. Based on this expectation, no charge is being made currently to the Separate Account for federal income taxes. PHL Variable will review periodically the tax liability of the Separate Account in the event of changes in the tax law and may assess a charge in future years for any federal income taxes that would be applied against the Separate Account.

PHL VARIABLE ACCUMULATION ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Note 2—Significant Accounting Policies (Continued)

E.	Use of estimates: The preparation of financial statements in accordance with GAAP requires PHL Variable’s management to make estimates and assumptions that affect amounts reported therein. Actual results could differ from these estimates.

F.	Security Valuation: The Separate Account measures the fair value of its investment in the Funds available on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Separate Account has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent observable inputs are not available, representing the Separate Account’s own assumptions about the assumptions a market participant would use in valuing the assets or liability, and would be based on the best information available.

G.	Investments in Fund shares are valued using the reported net asset value of the respective Funds at the end of each New York Stock Exchange business day, as determined by the respective Funds. Investments held by the Separate Account are Level 1 within the hierarchy. There were no transfers between Level 1, Level 2 and Level 3 during the year ended December 31, 2013.

PHL VARIABLE ACCUMULATION ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Note 3—Purchases and Proceeds from Sales of Investments

The cost of purchases and proceeds from sales of investments for the period ended December 31, 2013 were as follows:

Investment Option	Purchases	Sales
Alger Capital Appreciation Portfolio – Class I-2 Shares	$446,216	$929,006
AllianceBernstein VPS Balanced Wealth Strategy Portfolio – Class B	2,102,943	1,911,176
Calvert VP S&P MidCap 400 Index Portfolio – Class I Shares	1,482,533	598,831
DWS Equity 500 Index VIP – Class A	2,889,583	11,851,404
DWS Small Cap Index VIP – Class A	225,698	113,988
Federated Fund for U.S. Government Securities II	12,006,967	23,432,421
Federated High Income Bond Fund II – Primary Shares	5,904,550	7,151,226
Federated Prime Money Fund II	24,241,169	26,622,938
Fidelity® VIP Contrafund® Portfolio – Service Class	6,712,299	8,931,168
Fidelity® VIP Growth Opportunities Portfolio – Service Class	1,808,008	28,431,327
Fidelity® VIP Growth Portfolio – Service Class	436,425	3,335,072
Fidelity® VIP Investment Grade Bond Portfolio – Service Class	6,951,680	10,304,471
Franklin Flex Cap Growth Securities Fund – Class 2	20,203	217,084
Franklin Income Securities Fund – Class 2	8,630,759	11,520,762
Guggenheim VT U.S. Long Short Equity Fund	11,373	130,577
Ibbotson Aggressive Growth ETF Asset Allocation Portfolio – Class II	536,489	2,451,318
Ibbotson Balanced ETF Asset Allocation Portfolio – Class II	6,277,784	9,020,341
Ibbotson Growth ETF Asset Allocation Portfolio – Class II	2,288,465	5,371,152
Ibbotson Income and Growth ETF Asset Allocation Portfolio – Class II	9,875,177	17,047,892
Invesco V.I. American Franchise Fund – Series I Shares	375,927	8,793,305
Invesco V.I. Core Equity Fund – Series I Shares	86,529	1,388,818
Invesco V.I. Equity and Income Fund – Series II Shares	292,476	338,554
Invesco V.I. Mid Cap Core Equity Fund – Series I Shares	185,670	463,041
Lazard Retirement U.S. Small-Mid Cap Equity Portfolio – Service Shares	109,551	202,687
Lord Abbett Series Fund Bond Debenture Portfolio – Class VC Shares	2,838,315	2,418,072
Lord Abbett Series Fund Growth and Income Portfolio – Class VC Shares	1,152,331	22,464,280
Lord Abbett Series Fund Mid Cap Stock Portfolio – Class VC Shares	643,473	1,285,291
Mutual Shares Securities Fund – Class 2	2,735,216	14,899,466
Neuberger Berman AMT Guardian Portfolio – S Class	4,438,405	14,880,811
Neuberger Berman AMT Small Cap Growth Portfolio – S Class	187,168	56,639
Oppenheimer Capital Appreciation Fund/VA – Service Shares	32,548	300,796
Oppenheimer Global Fund/VA – Service Shares	319,251	616,145
Oppenheimer Main Street Small Cap Fund®/VA – Service Shares	2,366,117	11,675,517
PIMCO CommodityRealReturn® Strategy Portfolio – Advisor Class	7,242,331	5,473,341
PIMCO Real Return Portfolio – Advisor Class	538,363	5,340,143
PIMCO Total Return Portfolio – Advisor Class	1,848,738	5,392,157
Rydex VT Inverse Government Long Bond Strategy Fund	37,205	143,812
Rydex VT Nova Fund	928	296,347
Sentinel Variable Products Balanced Fund	383,032	587,210
Sentinel Variable Products Bond Fund	4,851,949	7,042,541
Sentinel Variable Products Common Stock Fund	12,500,364	28,824,313
Sentinel Variable Products Mid Cap Fund	466,842	245,873
Sentinel Variable Products Small Company Fund	3,253,288	4,864,155
Templeton Developing Markets Securities Fund – Class 2	733,676	1,236,698
Templeton Foreign Securities Fund – Class 2	734,828	2,602,440
Templeton Growth Securities Fund – Class 2	3,628,685	15,029,484

PHL VARIABLE ACCUMULATION ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Note 3—Purchases and Proceeds from Sales of Investments (Continued)

Investment Option	Purchases	Sales
Virtus Capital Growth Series – Class A Shares	$551,831	$6,414,158
Virtus Growth & Income Series – Class A Shares	7,707,327	18,299,206
Virtus International Series – Class A Shares	12,017,400	44,917,690
Virtus Multi-Sector Fixed Income Series – Class A Shares	11,507,066	26,502,312
Virtus Real Estate Securities Series – Class A Shares	13,823,657	13,383,958
Virtus Small-Cap Growth Series – Class A Shares	807,600	5,527,156
Virtus Small-Cap Value Series – Class A Shares	1,549,161	21,707,026
Virtus Strategic Allocation Series – Class A Shares	3,202,771	5,757,182
Wanger International	8,502,301	15,185,444
Wanger International Select	1,028,119	1,605,655
Wanger Select	650,048	1,842,549
Wanger USA	5,167,749	8,373,131

	$211,346,557	$495,749,557

PHL VARIABLE ACCUMULATION ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Note 4—Changes in Units Outstanding

The changes in units outstanding were as follows:

	For the period ended December 31, 2013			For the period ended December 31, 2012
Investment Option	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Alger Capital Appreciation Portfolio – Class I-2 Shares	6,834	(324,612)	(317,778)	12,835	(535,394)	(522,559)
AllianceBernstein VPS Balanced Wealth Strategy Portfolio – Class B	1,724,822	(1,593,197)	131,625	701,773	(780,396)	(78,623)
Calvert VP S&P MidCap 400 Index Portfolio – Class I Shares	937,792	(381,658)	556,134	154,674	(387,081)	(232,407)
DWS Equity 500 Index VIP – Class A	471,965	(3,776,350)	(3,304,385)	378,683	(4,359,716)	(3,981,033)
DWS Small Cap Index VIP – Class A	133,086	(73,771)	59,315	65,807	(59,117)	6,690
Federated Fund for U.S. Government Securities II	3,168,820	(8,215,945)	(5,047,125)	2,502,380	(9,547,253)	(7,044,873)
Federated High Income Bond Fund II – Primary Shares	1,353,091	(2,086,230)	(733,139)	1,184,685	(1,481,761)	(297,076)
Federated Prime Money Fund II	25,398,173	(27,243,802)	(1,845,629)	21,843,840	(27,529,146)	(5,685,306)
Fidelity® VIP Contrafund® Portfolio – Service Class	1,851,788	(2,401,528)	(549,740)	712,701	(3,603,815)	(2,891,114)
Fidelity® VIP Growth Opportunities Portfolio – Service Class	808,529	(14,055,479)	(13,246,950)	1,356,826	(13,651,453)	(12,294,627)
Fidelity® VIP Growth Portfolio – Service Class	189,314	(1,319,939)	(1,130,625)	247,258	(1,779,035)	(1,531,777)
Fidelity® VIP Investment Grade Bond Portfolio – Service Class	4,088,730	(7,483,706)	(3,394,976)	2,609,541	(6,887,439)	(4,277,898)
Franklin Flex Cap Growth Securities Fund – Class 2	14,324	(176,858)	(162,534)	26,734	(89,818)	(63,084)
Franklin Income Securities Fund – Class 2	4,384,396	(8,416,956)	(4,032,560)	3,423,347	(7,870,449)	(4,447,102)
Guggenheim VT U.S. Long Short Equity Fund	7,366	(78,839)	(71,473)	10,660	(149,601)	(138,941)
Ibbotson Aggressive Growth ETF Asset Allocation Portfolio – Class II	242,312	(1,889,730)	(1,647,418)	273,189	(2,024,626)	(1,751,437)
Ibbotson Balanced ETF Asset Allocation Portfolio – Class II	4,889,342	(7,539,167)	(2,649,825)	8,194,827	(4,123,662)	4,071,165
Ibbotson Growth ETF Asset Allocation Portfolio – Class II	1,719,720	(4,286,615)	(2,566,895)	1,402,667	(3,454,646)	(2,051,979)
Ibbotson Income and Growth ETF Asset Allocation Portfolio – Class II	8,230,766	(14,903,548)	(6,672,782)	11,259,831	(6,059,833)	5,199,998
Invesco V.I. American Franchise Fund – Series I Shares	239,029	(7,318,187)	(7,079,158)	33,356,977	(4,309,628)	29,047,349
Invesco V.I. Core Equity Fund – Series I Shares	8,027	(935,016)	(926,989)	28,895	(1,274,466)	(1,245,571)
Invesco V.I. Equity and Income Fund – Series II Shares	210,893	(244,580)	(33,687)	148,024	(242,634)	(94,610)
Invesco V.I. Mid Cap Core Equity Fund – Series I Shares	15,415	(289,554)	(274,139)	56,200	(356,000)	(299,800)
Lazard Retirement U.S. Small-Mid Cap Equity Portfolio – Service Shares	2,986	(120,907)	(117,921)	18,713	(204,179)	(185,466)
Lord Abbett Series Fund Bond Debenture Portfolio – Class VC Shares	1,504,671	(1,435,996)	68,675	680,255	(1,505,798)	(825,543)
Lord Abbett Series Fund Growth and Income Portfolio – Class VC Shares	583,993	(16,806,389)	(16,222,396)	1,642,836	(13,463,157)	(11,820,321)
Lord Abbett Series Fund Mid Cap Stock Portfolio – Class VC Shares	470,577	(904,401)	(433,824)	165,063	(1,205,215)	(1,040,152)
Mutual Shares Securities Fund – Class 2	981,545	(8,811,175)	(7,829,630)	1,647,785	(6,028,743)	(4,380,958)
Neuberger Berman AMT Guardian Portfolio – S Class	647,647	(11,422,725)	(10,775,078)	1,653,569	(7,127,829)	(5,474,260)
Neuberger Berman AMT Small Cap Growth Portfolio – S Class	181,698	(48,402)	133,296	16,962	(85,840)	(68,878)
Oppenheimer Capital Appreciation Fund/VA – Service Shares	24,842	(264,132)	(239,290)	221,518	(353,146)	(131,628)
Oppenheimer Global Fund/VA – Service Shares	246,862	(484,619)	(237,757)	191,661	(930,827)	(739,166)
Oppenheimer Main Street Small Cap Fund®/VA – Service Shares	1,161,157	(8,639,519)	(7,478,362)	670,848	(5,906,921)	(5,236,073)
PIMCO CommodityRealReturn® Strategy Portfolio – Advisor Class	7,307,417	(5,396,505)	1,910,912	3,491,594	(4,698,316)	(1,206,722)
PIMCO Real Return Portfolio – Advisor Class	318,348	(3,669,496)	(3,351,148)	2,117,198	(3,843,850)	(1,726,652)
PIMCO Total Return Portfolio – Advisor Class	1,020,536	(3,564,375)	(2,543,839)	2,611,431	(3,330,642)	(719,211)
Rydex VT Inverse Government Long Bond Strategy Fund	89,196	(317,382)	(228,186)	301,517	(261,467)	40,050
Rydex VT Nova Fund	123	(170,198)	(170,075)	20	(55,269)	(55,249)
Sentinel Variable Products Balanced Fund	252,929	(464,840)	(211,911)	1,258,371	(2,054,151)	(795,780)
Sentinel Variable Products Bond Fund	2,886,515	(4,985,385)	(2,098,870)	1,132,802	(4,311,300)	(3,178,498)
Sentinel Variable Products Common Stock Fund	1,499,737	(20,800,616)	(19,300,879)	687,241	(17,043,374)	(16,356,133)
Sentinel Variable Products Mid Cap Fund	349,428	(200,613)	148,815	211,545	(647,474)	(435,929)
Sentinel Variable Products Small Company Fund	402,739	(3,358,877)	(2,956,138)	683,556	(2,560,044)	(1,876,488)

PHL VARIABLE ACCUMULATION ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Note 4—Changes in Units Outstanding (Continued)

	For the period ended December 31, 2013			For the period ended December 31, 2012
Investment Option	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Templeton Developing Markets Securities Fund – Class 2	348,266	(700,436)	(352,170)	312,404	(888,485)	(576,081)
Templeton Foreign Securities Fund – Class 2	167,810	(876,930)	(709,120)	264,375	(1,458,622)	(1,194,247)
Templeton Growth Securities Fund – Class 2	1,489,648	(9,893,343)	(8,403,695)	2,586,702	(9,448,098)	(6,861,396)
Virtus Capital Growth Series – Class A Shares	307,791	(4,059,344)	(3,751,553)	760,303	(4,213,481)	(3,453,178)
Virtus Growth & Income Series – Class A Shares	900,537	(7,599,471)	(6,698,934)	1,092,248	(9,863,657)	(8,771,409)
Virtus International Series – Class A Shares	3,495,384	(17,552,790)	(14,057,406)	3,576,605	(15,625,253)	(12,048,648)
Virtus Multi-Sector Fixed Income Series – Class A Shares	2,460,643	(9,163,689)	(6,703,046)	1,703,807	(8,687,202)	(6,983,395)
Virtus Real Estate Securities Series – Class A Shares	1,715,363	(4,221,997)	(2,506,634)	384,602	(5,774,330)	(5,389,728)
Virtus Small-Cap Growth Series – Class A Shares	103,997	(1,039,009)	(935,012)	296,394	(1,717,384)	(1,420,990)
Virtus Small-Cap Value Series – Class A Shares	711,551	(9,177,838)	(8,466,287)	1,556,776	(6,678,419)	(5,121,643)
Virtus Strategic Allocation Series – Class A Shares	272,247	(1,888,420)	(1,616,173)	337,371	(1,587,815)	(1,250,444)
Wanger International	332,194	(4,562,886)	(4,230,692)	1,716,638	(4,511,021)	(2,794,383)
Wanger International Select	89,851	(443,753)	(353,902)	196,340	(558,114)	(361,774)
Wanger Select	133,093	(430,330)	(297,237)	141,082	(753,293)	(612,211)
Wanger USA	405,564	(1,591,655)	(1,186,091)	304,574	(2,250,403)	(1,945,829)

PHL VARIABLE ACCUMULATION ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Note 5—Financial Highlights

A summary of units outstanding, unit values, net assets, investment income ratios, expense ratios (excluding expenses of the underlying fund) and total return ratios for each of the five years in the periods ended December 31, 2013, 2012, 2011, 2010, and 2009 follows:

	At December 31,							For the periods ended December 31,
	Units (000’s)	Unit Fair Value [3] (Lowest to Highest)					Net Assets (000’s)	Investment Income Ratio [1]	Expense Ratio [2] (Lowest to Highest)			Total Return [3] (Lowest to Highest)

Alger Capital Appreciation Portfolio – Class I-2 Shares
2013	1,298	4.29		to	3.04		4,013	0.34%	0.90%	to	1.95%	32.56%	to	33.97%
2012‡	1,615	3.23		to	2.27		3,757	0.96%	0.90%	to	1.95%	15.99%	to	17.24%
2011‡	2,138	2.79	#	to	1.93	#	4,281	0.11%	0.90%	to	1.95%	(2.24%)	to	(1.20%)#
2010‡	2,946	2.85	#	to	1.96	#	6,020	0.41%	0.90%	to	1.95%	11.81%#	to	13.00%
2009‡	3,838	2.55	#	to	1.73	#	7,000	-	0.90%	to	1.95%	48.16%	to	49.74%
AllianceBernstein VPS Balanced Wealth Strategy Portfolio – Class B
2013‡	4,694	1.19		to	1.26		5,719	2.22%	0.90%	to	1.80%	14.18%	to	15.23%
2012	4,562	1.04		to	1.09		4,852	1.92%	0.90%	to	1.80%	11.33%	to	12.35%
2011	4,641	0.94		to	0.97		4,412	2.31%	0.90%	to	1.80%	(4.80%)	to	(3.93%)
2010‡	4,542	0.98		to	1.01		4,520	2.51%	0.90%	to	1.80%	8.31%#	to	9.31%
2009‡	3,748	0.91		to	0.92		3,427	0.79%	0.90%	to	1.80%	22.21%#	to	23.33%#
Calvert VP S&P MidCap 400 Index Portfolio – Class I Shares
2013[12]‡	1,452	1.66		to	1.75		2,486	1.07%	0.90%	to	1.80%	30.44%	to	31.63%
2012‡	896	1.27		to	1.33		1,171	0.92%	0.90%	to	1.80%	15.19%	to	16.25%
2011‡	1,128	1.11		to	1.14		1,272	0.77%	0.90%	to	1.80%	(3.94)%#	to	(3.12%)
2010‡	762	1.15		to	1.18		887	1.60%	0.90%	to	1.75%	23.78%#	to	24.85%#
2009‡	608	0.93		to	0.94	#	568	0.97%	0.90%	to	1.75%	34.20%#	to	34.88%#
DWS Equity 500 Index VIP – Class A
2013[11]‡	12,124	3.18		to	3.79		40,805	1.84%	0.90%	to	1.95%	29.36%	to	30.74%
2012‡	15,428	1.23		to	2.90		40,008	1.78%	0.90%	to	2.25%	13.09%	to	14.66%
2011‡	19,409	1.09	#	to	2.53		43,979	1.72%	0.90%	to	2.25%	(0.45%)	to	0.92%#
2010‡	23,243	1.09	#	to	2.51		51,826	1.94%	0.90%	to	2.25%	12.13%	to	13.67%
2009‡	27,298	0.97	#	to	2.20		53,545	2.85%	0.90%	to	2.25%	23.48%#	to	25.19%
DWS Small Cap Index VIP – Class A
2013[15]‡	373	1.64		to	1.73		633	1.50%	0.90%	to	1.80%	36.15%	to	37.39%
2012‡	314	1.21		to	1.26		388	0.87%	0.90%	to	1.80%	14.16%	to	15.20%
2011‡	307	1.07	#	to	1.09		331	1.19%	0.90%	to	1.80%	(5.94%)#	to	(5.27%)#
2010‡	238	1.13		to	1.16		272	1.12%	0.90%	to	1.65%	24.38%#	to	25.26%
2009‡	495	0.91		to	0.92		452	2.42%	0.90%	to	1.65%	24.55%#	to	25.18%#
Federated Fund for U.S. Government Securities II
2013[13]‡	33,606	2.52		to	3.40		90,629	3.39%	0.90%	to	1.95%	(3.96%)	to	(2.93%)
2012‡	38,653	2.62		to	3.51		107,456	3.93%	0.90%	to	1.95%	0.97%	to	2.05%
2011‡	45,698	2.59	#	to	3.44		125,453	4.28%	0.90%	to	1.95%	3.72%	to	4.83%
2010‡	53,689	2.50	#	to	3.28		141,530	4.59%	0.90%	to	1.95%	3.12%	to	4.22%
2009‡	60,265	2.43	#	to	3.15		153,297	5.24%	0.50%	to	1.95%	3.16%#	to	4.26%
Federated High Income Bond Fund II – Primary Shares
2013[13]‡	3,190	4.24		to	5.17		11,825	7.30%	0.75%	to	1.95%	4.90%	to	6.19%
2012‡	3,923	4.04		to	4.87		13,156	7.64%	0.75%	to	1.95%	12.46%	to	13.84%
2011‡	4,220	3.59	#	to	4.28		12,444	9.20%	0.75%	to	1.95%	3.12%	to	4.38%
2010‡	4,966	3.48	#	to	4.10		14,739	7.48%	0.75%	to	1.95%	12.50%#	to	13.87%
2009‡	4,946	3.10	#	to	3.60		14,461	10.28%	0.75%	to	1.95%	49.88%#	to	51.70%

PHL VARIABLE ACCUMULATION ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Note 5—Financial Highlights (Continued)

	At December 31,							For the periods ended December 31,
	Units (000’s)	Unit Fair Value [3] (Lowest to Highest)					Net Assets (000’s)	Investment Income Ratio [1]	Expense Ratio [2] (Lowest to Highest)			Total Return [3] (Lowest to Highest)

Federated Prime Money Fund II
2013	49,495	0.93		to	0.97		46,995	-	0.75%	to	1.95%	(1.95%)	to	(0.75%)
2012	51,341	0.94		to	0.98		49,377	0.00%*	0.75%	to	1.95%	(1.95%)	to	(0.75%)
2011	57,026	0.96		to	0.99		55,567	0.00%*	0.75%	to	1.95%	(1.94%)	to	(0.74%)#
2010[4]	67,270	0.98		to	0.99		66,409	0.00%*	0.75%	to	1.95%	(1.83%)	to	(0.71%)
2009	-	-		to	-		-	-	-	to	-	-	to	-
Fidelity® VIP Contrafund® Portfolio – Service Class
2013	9,331	4.51		to	4.09		34,735	0.93%	0.90%	to	1.95%	28.59%	to	29.97%
2012‡	9,881	3.50		to	3.15		28,251	1.12%	0.90%	to	1.95%	14.04%	to	15.26%
2011‡	12,772	3.07	#	to	2.73	#	31,891	0.80%	0.90%	to	1.95%	(4.53%)	to	(3.51%)#
2010‡	16,590	3.22	#	to	2.83	#	44,210	1.00%	0.90%	to	1.95%	14.83%#	to	16.06%
2009‡	21,461	2.80	#	to	2.44	#	50,108	1.24%	0.90%	to	1.95%	33.02%#	to	34.44%
Fidelity® VIP Growth Opportunities Portfolio – Service Class
2013	58,728	3.34		to	2.73		116,650	0.18%	0.90%	to	1.95%	35.10%	to	36.54%
2012‡	71,975	2.47		to	2.00		106,846	0.29%	0.90%	to	1.95%	17.13%	to	18.39%
2011‡	84,269	2.11	#	to	1.69	#	106,954	0.05%	0.90%	to	1.95%	0.19%	to	1.26%
2010‡	98,711	2.11	#	to	1.67	#	124,417	0.09%	0.90%	to	1.95%	21.25%#	to	22.54%
2009‡	113,566	1.74	#	to	1.36	#	118,283	0.39%	0.90%	to	1.95%	42.88%#	to	44.41%
Fidelity® VIP Growth Portfolio – Service Class
2013	5,428	2.87		to	4.57		14,792	0.18%	0.75%	to	1.95%	33.55%	to	35.18%
2012‡	6,558	2.15		to	3.38		13,350	0.46%	0.75%	to	1.95%	12.31%	to	13.69%
2011‡	8,090	1.91	#	to	2.97		14,606	0.23%	0.75%	to	1.95%	(1.81%)	to	(0.61%)
2010‡	10,591	1.95	#	to	2.99		19,432	0.17%	0.75%	to	1.95%	21.64%	to	23.13%
2009‡	13,229	1.60	#	to	2.43		19,577	0.33%	0.50%	to	1.95%	25.65%#	to	27.19%
Fidelity® VIP Investment Grade Bond Portfolio – Service Class
2013[9]‡	37,376	1.23		to	1.32		47,369	2.23%	0.90%	to	1.80%	(3.65%)	to	(2.77%)
2012	40,771	1.27		to	1.35		53,395	2.19%	0.90%	to	1.95%	3.70%	to	4.82%
2011	45,049	1.22		to	1.29		56,531	3.16%	0.90%	to	1.95%	5.13%	to	6.25%
2010	47,398	1.16		to	1.21		56,225	3.40%	0.90%	to	1.95%	5.58%	to	6.71%
2009‡	50,055	1.10		to	1.14		55,900	8.45%	0.90%	to	1.95%	13.42%#	to	14.63%
Franklin Flex Cap Growth Securities Fund – Class 2
2013[16]‡	59	1.47		to	1.52		88	0.00%*	1.10%	to	1.65%	35.22%	to	35.97%
2012	222	1.09		to	1.13		243	-	0.90%	to	1.65%	7.46%	to	8.28%
2011‡	285	1.01		to	1.04		290	-	0.90%	to	1.65%	(6.37%)#	to	(5.85%)#
2010‡	307	1.08		to	1.10		334	-	1.10%	to	1.80%	14.28%#	to	14.92%#
2009‡	466	0.95		to	0.96		442	-	1.10%	to	1.80%	30.78%#	to	31.51%
Franklin Income Securities Fund – Class 2
2013	33,295	1.41		to	1.53		45,039	6.43%	0.90%	to	1.95%	11.72%	to	12.92%
2012‡	37,328	1.26		to	1.36		44,958	6.32%	0.90%	to	1.95%	10.45%	to	11.64%
2011‡	41,775	1.14	#	to	1.22		45,474	5.83%	0.90%	to	1.95%	0.39%#	to	1.47%
2010‡	50,003	1.14	#	to	1.20		54,025	6.60%	0.90%	to	1.95%	10.48%	to	11.66%
2009‡	56,584	1.03	#	to	1.07		55,068	8.18%	0.90%	to	1.95%	32.96%#	to	34.38%#

PHL VARIABLE ACCUMULATION ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Note 5—Financial Highlights (Continued)

	At December 31,						For the periods ended December 31,
	Units (000’s)	Unit Fair Value [3] (Lowest to Highest)				Net Assets (000’s)	Investment Income Ratio [1]	Expense Ratio [2] (Lowest to Highest)			Total Return [3] (Lowest to Highest)

Guggenheim VT U.S. Long Short Equity Fund
2013	471	1.56		to	1.75	784	0.00%*	0.90%	to	1.95%	15.17%	to	16.40%
2012‡	543	1.36		to	1.50	779	-	0.90%	to	1.95%	2.39%	to	3.49%
2011‡	682	1.32	#	to	1.45	949	-	0.90%	to	1.95%	(8.38%)	to	(7.40%)
2010‡	856	1.44	#	to	1.57	1,293	-	0.90%	to	1.95%	9.04%	to	10.21%
2009‡	997	1.32	#	to	1.42	1,372	0.09%	0.90%	to	1.95%	24.82%	to	26.15%
Ibbotson Aggressive Growth ETF Asset Allocation Portfolio – Class II
2013[17]‡	11,038	1.27		to	1.31	14,237	1.03%	0.90%	to	1.80%	15.99%	to	17.05%
2012	12,685	1.09		to	1.12	14,034	1.12%	0.90%	to	1.80%	12.14%	to	13.17%
2011	14,437	0.98		to	0.99	14,164	0.94%	0.90%	to	1.80%	(6.75%)	to	(5.89%)
2010[5]	16,006	1.05		to	1.05	16,756	2.40%	0.90%	to	1.80%	3.88%	to	3.99%
2009	-	-		to	-	-	-	-	to	-	-	to	-
Ibbotson Balanced ETF Asset Allocation Portfolio – Class II
2013	28,276	1.19		to	1.23	34,135	1.39%	0.90%	to	1.80%	9.85%	to	10.85%
2012	30,926	1.08		to	1.11	33,805	1.63%	0.90%	to	1.80%	8.82%	to	9.82%
2011	26,855	1.00		to	1.01	26,885	0.97%	0.90%	to	1.80%	(2.66%)	to	(1.78%)
2010[5]	24,847	1.02		to	1.03	25,450	5.67%	0.90%	to	1.80%	2.25%	to	2.36%
2009	-	-		to	-	-	-	-	to	-	-	to	-
Ibbotson Growth ETF Asset Allocation Portfolio – Class II
2013[17]‡	16,441	1.24		to	1.28	20,803	1.09%	0.90%	to	1.95%	14.28%	to	15.50%
2012	19,008	1.09		to	1.11	20,911	1.24%	0.90%	to	1.95%	10.71%	to	11.90%
2011	21,060	0.98		to	0.99	20,802	1.06%	0.90%	to	1.95%	(5.55%)	to	(4.54%)
2010[5]	23,981	1.04		to	1.04	24,932	5.60%	0.90%	to	1.95%	3.31%	to	3.44%
2009	-	-		to	-	-	-	-	to	-	-	to	-
Ibbotson Income and Growth ETF Asset Allocation Portfolio – Class II
2013	31,334	1.11		to	1.15	35,568	1.27%	0.90%	to	1.95%	5.24%	to	6.37%
2012	38,006	1.06		to	1.08	40,748	1.72%	0.90%	to	1.95%	5.76%	to	6.90%
2011	32,806	1.00		to	1.01	33,062	0.86%	0.90%	to	1.95%	(0.88%)	to	0.18%
2010[5]	31,942	1.01		to	1.01	32,290	4.21%	0.90%	to	1.95%	1.21%	to	1.33%
2009	-	-		to	-	-	-	-	to	-	-	to	-
Invesco V.I. American Franchise Fund – Series I Shares
2013	21,968	1.33		to	1.36	29,670	0.42%	0.90%	to	1.95%	37.41%	to	38.88%
2012[6]‡	29,047	0.97		to	0.98	28,349	-	0.90%	to	1.95%	(3.79%)	to	(3.09%)
2011	-	-		to	-	-	-	-	to	-	-	to	-
2010	-	-		to	-	-	-	-	to	-	-	to	-
2009	-	-		to	-	-	-	-	to	-	-	to	-
Invesco V.I. Core Equity Fund – Series I Shares
2013	3,535	1.49		to	1.60	5,490	1.34%	0.90%	to	1.80%	26.93%	to	28.09%
2012‡	4,462	1.17		to	1.25	5,431	0.92%	0.90%	to	1.95%	11.83%	to	12.86%
2011‡	5,708	1.04		to	1.10	6,169	0.93%	0.90%	to	1.95%	(2.01%)	to	(0.96%)#
2010	7,161	1.06		to	1.12	7,844	0.95%	0.90%	to	1.95%	7.42%	to	8.57%
2009‡	8,396	0.99		to	1.03	8,502	1.78%	0.90%	to	1.95%	25.80%#	to	27.14%

PHL VARIABLE ACCUMULATION ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Note 5—Financial Highlights (Continued)

	At December 31,						For the periods ended December 31,
	Units (000’s)	Unit Fair Value [3] (Lowest to Highest)				Net Assets (000’s)	Investment Income Ratio [1]	Expense Ratio [2] (Lowest to Highest)			Total Return [3] (Lowest to Highest)

Invesco V.I. Equity and Income Fund – Series II Shares
2013[8]‡	580	1.43		to	1.53	841	1.47%	0.90%	to	1.80%	22.64%	to	23.76%
2012‡	614	1.17		to	1.24	725	1.64%	0.90%	to	1.80%	10.36%	to	11.38%
2011‡	708	1.06	#	to	1.11	759	1.78%	0.90%	to	1.80%	(3.07%)#	to	(2.19%)
2010‡	877	1.09	#	to	1.14	958	2.03%	0.90%	to	1.80%	10.02%	to	11.02%
2009‡	696	0.99	#	to	1.02	693	2.44%	0.90%	to	1.80%	20.28%	to	21.39%
Invesco V.I. Mid Cap Core Equity Fund – Series I Shares
2013	1,281	1.59		to	1.75	2,142	0.70%	0.90%	to	1.95%	26.31%	to	27.66%
2012	1,555	1.26		to	1.37	2,048	0.07%	0.90%	to	1.95%	8.79%	to	9.95%
2011	1,855	1.15		to	1.24	2,232	0.27%	0.90%	to	1.95%	(8.20%)	to	(7.22%)
2010	2,646	1.26		to	1.34	3,461	0.55%	0.90%	to	1.95%	11.89%	to	13.09%
2009‡	3,239	1.12		to	1.19	3,761	1.31%	0.50%	to	1.95%	27.68%#	to	29.04%
Lazard Retirement U.S. Small-Mid Cap Equity Portfolio – Service Shares
2013	500	1.64		to	1.79	861	-	0.90%	to	1.85%	32.59%	to	33.87%
2012	618	1.24		to	1.33	799	-	0.90%	to	1.85%	8.33%	to	9.38%
2011	804	1.14		to	1.22	953	-	0.90%	to	1.85%	(10.75%)	to	(9.89%)
2010‡	975	1.28		to	1.35	1,287	0.27%	0.90%	to	1.95%	21.44%#	to	22.61%
2009	1,274	1.05		to	1.10	1,378	-	0.90%	to	1.95%	49.71%	to	51.31%
Lord Abbett Series Fund Bond Debenture Portfolio – Class VC Shares
2013[13]‡	4,028	1.59		to	1.75	6,646	4.90%	0.90%	to	1.95%	6.07%	to	7.20%
2012‡	3,959	1.50		to	1.63	6,178	5.36%	0.90%	to	1.95%	10.34%	to	11.52%
2011‡	4,785	1.36	#	to	1.46	6,725	5.21%	0.90%	to	1.95%	2.35%	to	3.45%
2010‡	5,933	1.33	#	to	1.41	8,121	5.55%	0.90%	to	1.95%	10.13%	to	11.31%
2009‡	7,293	1.21	#	to	1.27	9,023	6.69%	0.90%	to	1.95%	31.69%#	to	33.10%
Lord Abbett Series Fund Growth and Income Portfolio – Class VC Shares
2013	53,007	1.37		to	1.51	76,766	0.52%	0.90%	to	1.95%	33.25%	to	34.68%
2012‡	69,229	1.03		to	1.12	74,708	0.93%	0.90%	to	1.95%	9.90%	to	11.08%
2011‡	81,049	0.94	#	to	1.01	79,037	0.69%	0.90%	to	1.95%	(7.91%)	to	(6.92%)
2010‡	93,055	1.02	#	to	1.08	97,889	0.54%	0.90%	to	1.95%	15.13%	to	16.36%
2009‡	106,072	0.88	#	to	0.93	96,292	0.99%	0.90%	to	1.95%	16.58%	to	17.83%
Lord Abbett Series Fund Mid Cap Stock Portfolio – Class VC Shares
2013	3,582	1.43		to	1.57	5,340	0.40%	0.90%	to	1.95%	27.78%	to	29.15%
2012‡	4,015	1.12		to	1.22	4,663	0.62%	0.90%	to	1.95%	12.31%	to	13.51%
2011‡	5,056	1.00	#	to	1.07	5,206	0.19%	0.90%	to	1.95%	(5.88%)	to	(4.87%)
2010‡	6,122	1.06	#	to	1.13	6,660	0.38%	0.90%	to	1.95%	22.99%#	to	24.30%
2009‡	7,721	0.86	#	to	0.91	6,794	0.47%	0.90%	to	1.95%	24.15%	to	25.48%
Mutual Shares Securities Fund – Class 2
2013	28,825	3.50		to	4.61	51,521	2.05%	0.90%	to	1.95%	25.76%	to	27.11%
2012‡	36,654	2.78		to	3.63	51,747	2.01%	0.90%	to	1.95%	12.01%	to	13.21%
2011‡	41,035	2.48	#	to	3.20	52,742	2.32%	0.90%	to	1.95%	(2.97%)	to	(1.93%)
2010‡	46,807	2.56	#	to	3.27	62,650	1.55%	0.90%	to	1.95%	9.03%	to	10.20%
2009‡	53,340	2.35	#	to	2.96	66,239	1.94%	0.90%	to	1.95%	23.59%#	to	24.91%

PHL VARIABLE ACCUMULATION ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Note 5—Financial Highlights (Continued)

	At December 31,							For the periods ended December 31,
	Units (000’s)	Unit Fair Value [3] (Lowest to Highest)					Net Assets (000’s)	Investment Income Ratio [1]	Expense Ratio [2] (Lowest to Highest)			Total Return [3] (Lowest to Highest)

Neuberger Berman AMT Guardian Portfolio – S Class
2013[9]‡	47,079	1.45		to	1.55		64,994	0.67%	0.90%	to	1.80%	36.11%	to	37.36%
2012‡	57,854	1.05		to	1.13		58,445	0.15%	0.90%	to	1.95%	10.40%	to	11.59%
2011‡	63,328	0.95	#	to	1.01		57,668	0.35%	0.90%	to	1.95%	(4.96%)	to	(3.95%)
2010‡	69,582	1.00	#	to	1.06		66,284	0.32%	0.90%	to	1.95%	16.62%	to	17.87%
2009‡	75,214	0.86	#	to	0.90		61,150	1.03%	0.90%	to	1.95%	26.98%#	to	28.34%
Neuberger Berman AMT Small Cap Growth Portfolio – S Class
2013‡	248	1.19		to	1.27		306	-	0.90%	to	1.80%	43.21%	to	44.53%
2012‡	115	0.83		to	0.88		99	-	0.90%	to	1.80%	6.86%	to	7.84%
2011‡	184	0.78		to	0.81	#	147	-	0.90%	to	1.80%	(2.84%)#	to	(2.15%)
2010‡	358	0.80		to	0.82	#	293	-	0.90%	to	1.80%	17.46%#	to	18.30%
2009‡	370	0.68		to	0.70	#	256	-	0.90%	to	1.80%	20.55%#	to	21.41%#
Oppenheimer Capital Appreciation Fund/VA – Service Shares
2013	664	1.26		to	1.35		853	0.72%	0.90%	to	1.80%	27.10%	to	28.26%
2012‡	904	0.99		to	1.05		909	0.37%	0.90%	to	1.80%	11.76%	to	12.78%
2011‡	1,035	0.89	#	to	0.93		935	0.11%	0.90%	to	1.80%	(3.14%)	to	(2.26%)
2010‡	1,489	0.92	#	to	0.96		1,379	-	0.90%	to	1.80%	7.18%#	to	8.16%
2009‡	1,718	0.86	#	to	0.88		1,491	0.01%	0.90%	to	1.80%	41.56%#	to	42.86%
Oppenheimer Global Fund/VA – Service Shares
2013	1,192	1.32		to	1.44		1,633	1.24%	0.90%	to	1.95%	24.52%	to	25.85%
2012‡	1,429	1.06		to	1.14		1,561	1.96%	0.90%	to	1.95%	18.59%	to	19.86%
2011‡	2,169	0.90	#	to	0.95		1,983	1.09%	0.90%	to	1.95%	(10.31%)	to	(9.35%)
2010‡	2,622	1.00	#	to	1.05		2,648	1.19%	0.90%	to	1.95%	13.45%#	to	14.66%
2009‡	2,567	0.88	#	to	0.92		2,275	1.84%	0.90%	to	1.95%	36.64%	to	38.10%
Oppenheimer Main Street Small Cap Fund®/VA – Service Shares
2013[9]‡	30,663	1.46		to	1.56		44,209	0.71%	0.90%	to	1.80%	38.10%	to	39.36%
2012‡	38,141	1.04		to	1.12		39,594	0.33%	0.90%	to	1.95%	15.37%	to	16.61%
2011‡	43,377	0.91	#	to	0.96	#	38,809	0.40%	0.90%	to	1.95%	(4.28%)	to	(3.26%)
2010‡	48,277	0.95	#	to	0.99	#	44,850	0.43%	0.90%	to	1.95%	20.66%	to	21.95%
2009‡	55,748	0.78	#	to	0.82	#	42,678	0.61%	0.90%	to	1.95%	34.22%#	to	35.65%
PIMCO CommodityRealReturn® Strategy Portfolio – Advisor Class
2013[9]‡	33,573	0.84		to	0.90		29,388	1.64%	0.90%	to	1.80%	(16.25%)	to	(15.48%)
2012‡	31,662	1.00		to	1.07		32,941	2.39%	0.90%	to	1.95%	3.07%	to	4.18%
2011‡	32,869	0.97		to	1.03	#	32,965	13.76%	0.90%	to	1.95%	(9.34%)	to	(8.37%)
2010‡	38,516	1.07		to	1.12	#	42,355	14.99%	0.90%	to	1.95%	21.83%	to	23.13%
2009‡	42,223	0.87		to	0.91	#	37,865	5.94%	0.90%	to	1.95%	38.86%#	to	40.34%
PIMCO Real Return Portfolio – Advisor Class
2013‡	2,172	1.28		to	1.38		2,886	1.13%	0.90%	to	1.80%	(10.94%)	to	(10.12%)
2012	5,523	1.44		to	1.53		8,204	0.94%	0.90%	to	1.80%	6.69%	to	7.67%
2011	7,250	1.35		to	1.42		10,040	1.77%	0.90%	to	1.80%	9.56%	to	10.56%
2010‡	4,036	1.23		to	1.29		5,058	1.34%	0.90%	to	1.80%	6.06%#	to	7.03%
2009‡	5,808	1.16	#	to	1.20		6,825	3.01%	0.90%	to	1.95%	16.12%#	to	17.18%

PHL VARIABLE ACCUMULATION ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Note 5—Financial Highlights (Continued)

	At December 31,						For the periods ended December 31,
	Units (000’s)	Unit Fair Value [3] (Lowest to Highest)				Net Assets (000’s)	Investment Income Ratio [1]	Expense Ratio [2] (Lowest to Highest)			Total Return [3] (Lowest to Highest)

PIMCO Total Return Portfolio – Advisor Class
2013	6,607	1.39		to	1.51	9,582	2.07%	0.90%	to	1.95%	(3.97%)	to	(2.94%)
2012	9,151	1.45		to	1.56	13,729	2.48%	0.90%	to	1.95%	7.35%	to	8.50%
2011	9,870	1.35		to	1.43	13,724	2.52%	0.90%	to	1.95%	1.49%	to	2.58%
2010‡	12,106	1.34	#	to	1.40	16,487	2.32%	0.90%	to	1.95%	6.06%#	to	7.03%
2009‡	13,875	1.26	#	to	1.31	17,713	5.14%	0.90%	to	1.95%	11.88%#	to	12.90%
Rydex VT Inverse Government Long Bond Strategy Fund
2013	1,579	0.41		to	0.46	690	-	0.90%	to	1.95%	13.02%	to	14.22%
2012‡	1,807	0.36		to	0.40	695	-	0.90%	to	1.95%	(8.03%)	to	(7.04%)
2011‡	1,767	0.40	#	to	0.43	733	-	0.90%	to	1.95%	(31.79%)	to	(31.06%)
2010‡	1,994	0.58	#	to	0.63	1,204	-	0.90%	to	1.95%	(14.51%)#	to	(13.59%)
2009‡	2,124	0.68	#	to	0.73	1,490	-	0.90%	to	1.95%	17.09%#	to	18.34%
Rydex VT Nova Fund
2013	391	1.90		to	2.13	779	0.09%	0.90%	to	1.95%	46.09%	to	47.65%
2012	561	1.30		to	1.44	761	-	0.90%	to	1.95%	19.86%	to	21.14%
2011	616	1.09		to	1.19	696	0.04%	0.90%	to	1.95%	(3.09%)	to	(2.05%)
2010	814	1.12		to	1.22	951	0.21%	0.90%	to	1.95%	17.63%	to	18.89%
2009‡	874	0.95		to	1.02	863	0.95%	0.90%	to	1.95%	32.87%#	to	34.29%
Sentinel Variable Products Balanced Fund
2013[7]‡	873	1.30		to	1.38	1,170	1.46%	0.90%	to	1.80%	16.74%	to	17.81%
2012‡	1,085	1.11		to	1.17	1,240	1.07%	0.90%	to	1.80%	9.43%	to	10.44%
2011‡	1,881	1.02		to	1.06	1,957	1.33%	0.90%	to	1.80%	2.34%	to	3.12%#
2010‡	4,440	1.00		to	1.03	4,495	2.56%	0.90%	to	1.65%	10.34%#	to	11.18%
2009‡	2,842	0.91		to	0.92	2,600	5.45%	0.90%	to	1.80%	19.53%#	to	20.38%#
Sentinel Variable Products Bond Fund
2013[9]‡	25,543	1.28		to	1.36	33,658	3.05%	0.90%	to	1.80%	(2.12%)	to	(1.23%)
2012	27,642	1.30		to	1.37	37,045	2.86%	0.90%	to	1.95%	4.45%	to	5.57%
2011	30,821	1.24		to	1.30	39,293	3.29%	0.90%	to	1.95%	4.97%	to	6.08%
2010	32,846	1.18		to	1.23	39,647	3.54%	0.90%	to	1.95%	5.24%	to	6.36%
2009‡	33,589	1.12		to	1.15	38,293	4.95%	0.90%	to	1.95%	8.92%#	to	10.08%
Sentinel Variable Products Common Stock Fund
2013[10]‡	92,285	1.39		to	1.49	133,450	1.45%	0.90%	to	1.95%	29.16%	to	30.54%
2012	111,586	1.08		to	1.14	124,149	1.72%	0.90%	to	1.95%	12.85%	to	14.06%
2011	127,942	0.95		to	1.00	125,341	1.46%	0.90%	to	1.95%	0.11%	to	1.18%
2010	142,001	0.95		to	0.99	138,095	1.32%	0.90%	to	1.95%	13.55%	to	14.76%
2009‡	154,234	0.84		to	0.86	131,290	1.60%	0.90%	to	1.95%	25.26%#	to	26.60%#
Sentinel Variable Products Mid Cap Fund
2013[14]‡	566	1.29		to	1.37	755	0.09%	0.90%	to	1.80%	29.94%	to	31.13%
2012‡	417	1.00		to	1.04	427	0.14%	0.90%	to	1.80%	10.31%	to	11.32%
2011	853	0.90		to	0.94	786	0.01%	0.90%	to	1.80%	1.76%	to	2.69%
2010‡	1,177	0.89		to	0.91	1,063	0.06%	0.90%	to	1.80%	21.29%#	to	22.40%
2009‡	877	0.73		to	0.75	648	0.13%	0.90%	to	1.95%	28.25%#	to	29.42%

PHL VARIABLE ACCUMULATION ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Note 5—Financial Highlights (Continued)

	At December 31,							For the periods ended December 31,
	Units (000’s)	Unit Fair Value [3] (Lowest to Highest)					Net Assets (000’s)	Investment Income Ratio [1]	Expense Ratio [2] (Lowest to Highest)			Total Return [3] (Lowest to Highest)

Sentinel Variable Products Small Company Fund
2013[9]‡	12,434	1.48		to	1.57		18,995	0.12%	0.90%	to	1.80%	32.30%	to	33.51%
2012	15,390	1.11		to	1.18		17,681	0.46%	0.90%	to	1.95%	9.26%	to	10.44%
2011	17,266	1.02		to	1.07		18,040	-	0.90%	to	1.95%	1.01%	to	2.09%
2010	20,145	1.01		to	1.04		20,709	0.05%	0.90%	to	1.95%	21.34%	to	22.63%
2009‡	22,599	0.83		to	0.85		19,031	0.47%	0.90%	to	1.95%	24.67%#	to	26.00%#
Templeton Developing Markets Securities Fund – Class 2
2013[18]‡	2,299	1.09		to	4.86		3,896	1.95%	0.90%	to	1.80%	(2.70%)	to	(1.81%)
2012‡	2,652	1.12		to	4.95		4,523	1.37%	0.90%	to	1.80%	11.12%	to	12.14%
2011‡	3,228	1.01	#	to	4.41		5,148	0.95%	0.90%	to	1.80%	(17.37%)	to	(16.61%)#
2010‡	4,457	1.22	#	to	5.29	#	8,646	1.54%	0.90%	to	1.80%	15.47%#	to	16.53%
2009‡	4,865	1.06	#	to	4.54	#	8,074	4.26%	0.90%	to	1.95%	69.49%#	to	71.04%
Templeton Foreign Securities Fund – Class 2
2013	3,810	3.65		to	3.62		11,189	2.35%	0.90%	to	1.95%	20.58%	to	21.86%
2012‡	4,519	3.03		to	2.97		11,052	3.01%	0.90%	to	1.95%	15.93%	to	17.17%
2011‡	5,714	2.61	#	to	2.53	#	11,930	1.74%	0.90%	to	1.95%	(12.37%)	to	(11.44%)#
2010‡	6,964	2.98	#	to	2.86	#	16,774	1.90%	0.90%	to	1.95%	6.30%#	to	7.43%
2009‡	8,451	2.81	#	to	2.66	#	19,403	3.56%	0.50%	to	1.95%	34.37%#	to	35.81%
Templeton Growth Securities Fund – Class 2
2013	29,922	3.26		to	4.30		49,333	2.71%	0.75%	to	1.95%	28.27%	to	29.84%
2012‡	38,326	2.54		to	3.31		48,672	2.11%	0.75%	to	1.95%	18.70%	to	20.16%
2011‡	45,187	2.14	#	to	2.76	#	48,832	1.33%	0.75%	to	1.95%	(8.78%)	to	(7.67%)
2010‡	49,544	2.35	#	to	2.99	#	59,756	1.40%	0.75%	to	1.95%	5.30%	to	6.59%
2009‡	54,120	2.23	#	to	2.80	#	62,274	3.17%	0.75%	to	1.95%	28.55%#	to	30.12%
Virtus Capital Growth Series – Class A Shares
2013	22,246	2.34		to	1.69		36,781	0.32%	0.90%	to	1.95%	26.92%	to	28.28%
2012‡	25,998	1.85		to	1.32		33,713	0.57%	0.90%	to	1.95%	11.54%	to	12.74%
2011‡	29,451	1.65	#	to	1.17	#	34,104	0.05%	0.90%	to	1.95%	(6.45%)#	to	(5.45%)#
2010‡	35,201	1.77	#	to	1.23	#	43,213	0.42%	0.90%	to	1.95%	12.64%	to	13.84%
2009‡	40,612	1.57	#	to	1.08	#	43,921	0.84%	0.90%	to	1.95%	27.40%	to	28.76%
Virtus Growth & Income Series – Class A Shares
2013	27,829	1.51		to	3.16		71,772	0.83%	0.90%	to	2.25%	28.84%	to	30.62%
2012‡	34,528	1.17		to	2.42		68,738	0.85%	0.90%	to	2.25%	12.18%	to	13.74%
2011‡	43,300	1.04	#	to	2.98		75,525	0.68%	0.75%	to	2.25%	(3.87%)	to	(2.40%)#
2010‡	54,671	2.21	#	to	3.05		98,693	1.18%	0.75%	to	2.25%	10.64%#	to	11.99%
2009‡	30,954	1.99	#	to	2.73		58,431	1.59%	0.75%	to	1.95%	21.09%	to	22.57%#
Virtus International Series – Class A Shares
2013	101,814	4.42		to	3.64		213,752	2.12%	0.90%	to	1.95%	5.68%	to	6.81%
2012‡	115,872	4.18		to	3.41		234,460	2.72%	0.90%	to	1.95%	14.24%	to	15.47%
2011‡	127,920	3.66	#	to	2.95	#	232,243	2.56%	0.90%	to	1.95%	(6.43%)	to	(5.43%)
2010‡	141,682	3.91	#	to	3.12	#	279,981	2.42%	0.90%	to	1.95%	11.26%	to	12.45%
2009‡	158,725	3.51	#	to	2.78	#	284,856	3.24%	0.50%	to	1.95%	37.15%#	to	38.61%

PHL VARIABLE ACCUMULATION ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Note 5—Financial Highlights (Continued)

	At December 31,							For the periods ended December 31,
	Units (000’s)	Unit Fair Value [3] (Lowest to Highest)			Net Assets (000’s)			Investment Income Ratio [1]	Expense Ratio [2] (Lowest to Highest)			Total Return [3] (Lowest to Highest)

Virtus Multi-Sector Fixed Income Series – Class A Shares
2013[13]‡	45,574	3.80		to	4.28		105,452	5.39%	0.75%	to	1.95%	0.26%	to	1.49%
2012‡	52,277	3.79		to	4.21		123,991	6.16%	0.75%	to	1.95%	12.45%	to	13.83%
2011‡	59,260	3.37	#	to	3.70	#	126,188	6.53%	0.75%	to	1.95%	0.99%	to	2.22%
2010‡	68,231	3.34	#	to	3.62	#	148,058	7.34%	0.75%	to	1.95%	12.13%	to	13.50%
2009‡	71,389	2.98	#	to	3.19	#	133,018	7.10%	0.50%	to	1.95%	37.41%#	to	39.09%

Virtus Real Estate Securities Series – Class A Shares
2013	24,478	6.06		to	9.90		55,156	1.45%	0.90%	to	1.95%	(1.07%)	to	(0.01%)
2012‡	26,985	6.12		to	9.90		63,513	0.97%	0.90%	to	1.95%	14.69%	to	15.92%
2011‡	32,374	5.34	#	to	8.54		66,816	0.69%	0.90%	to	1.95%	7.73%	to	8.88%
2010‡	37,700	4.96	#	to	7.84		73,968	1.89%	0.90%	to	1.95%	25.51%	to	26.85%
2009‡	48,318	3.95	#	to	6.18		74,937	3.69%	0.50%	to	1.95%	26.60%#	to	27.95%

Virtus Small-Cap Growth Series – Class A Shares
2013	4,663	5.66		to	6.39		27,094	0.28%	0.90%	to	1.95%	37.48%	to	38.94%
2012‡	5,598	4.12		to	4.60		23,553	0.18%	0.90%	to	1.95%	9.63%	to	10.80%
2011‡	7,019	3.76	#	to	4.15		26,176	-	0.90%	to	1.95%	14.32%	to	15.54%
2010‡	8,761	3.29	#	to	3.59		28,901	-	0.90%	to	1.95%	11.33%#	to	12.51%
2009‡	4,724	2.95	#	to	3.19		13,994	-	0.90%	to	1.95%	20.00%	to	21.29%

Virtus Small-Cap Value Series – Class A Shares
2013	37,795	4.67		to	6.19		84,772	0.56%	0.90%	to	1.95%	38.03%	to	39.50%
2012‡	46,261	3.39		to	4.44		77,273	2.22%	0.90%	to	1.95%	6.02%	to	7.16%
2011‡	51,383	3.19	#	to	4.14		83,491	0.78%	0.90%	to	1.95%	2.50%#	to	3.60%
2010‡	60,640	3.12	#	to	4.00		97,417	1.25%	0.90%	to	1.95%	15.12%#	to	16.35%
2009‡	7,802	2.71	#	to	3.43		21,415	0.46%	0.90%	to	1.95%	18.54%	to	19.81%

Virtus Strategic Allocation Series – Class A Shares
2013	8,064	3.17		to	4.15		25,102	1.88%	0.75%	to	1.95%	15.70%	to	17.11%
2012‡	9,680	2.74		to	3.54		25,850	2.29%	0.75%	to	1.95%	11.21%	to	12.57%
2011‡	10,931	2.47	#	to	3.15		26,149	2.19%	0.75%	to	1.95%	(0.07%)	to	1.15%#
2010‡	13,114	2.47	#	to	3.11		31,309	2.79%	0.75%	to	1.95%	10.99%	to	12.35%
2009‡	16,110	2.22	#	to	2.77		34,589	3.58%	0.75%	to	1.95%	22.09%	to	23.58%

Wanger International
2013	24,325	6.73		to	6.65		77,789	2.60%	0.90%	to	1.95%	19.99%	to	21.27%
2012‡	28,556	5.61		to	5.48		76,214	1.19%	0.90%	to	1.95%	19.19%	to	20.47%
2011‡	31,350	4.71	#	to	4.55	#	73,647	4.73%	0.90%	to	1.95%	(16.28%)	to	(15.39%)#
2010‡	35,410	5.62	#	to	5.38	#	102,636	2.43%	0.90%	to	1.95%	22.49%	to	23.80%
2009‡	41,745	4.59	#	to	4.34	#	100,002	3.76%	0.50%	to	1.95%	46.87%#	to	48.44%

Wanger International Select
2013‡	1,749	5.36		to	6.32		6,970	5.91%	0.90%	to	1.85%	11.93%	to	13.01%
2012‡	2,103	4.79		to	5.59		7,297	1.12%	0.90%	to	1.85%	19.74%	to	20.90%
2011‡	2,465	4.00	#	to	4.62		7,014	1.45%	0.90%	to	1.85%	(11.77%)	to	(10.92%)#
2010‡	3,076	4.53	#	to	5.19		10,037	1.30%	0.90%	to	1.85%	19.84%	to	20.99%
2009‡	3,695	3.78	#	to	4.29		10,332	3.10%	0.90%	to	1.95%	30.46%#	to	31.72%

PHL VARIABLE ACCUMULATION ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Note 5—Financial Highlights (Continued)

	At December 31,						For the periods ended December 31,
	Units (000’s)	Unit Fair Value [3] (Lowest to Highest)				Net Assets (000’s)	Investment Income Ratio [1]	Expense Ratio [2] (Lowest to Highest)			Total Return [3] (Lowest to Highest)

Wanger Select
2013	2,087	4.87		to	7.08	9,232	0.29%	0.90%	to	1.95%	31.96%	to	33.37%
2012‡	2,384	3.69		to	5.31	7,981	0.40%	0.90%	to	1.95%	16.14%	to	17.39%
2011‡	2,996	3.18	#	to	4.52	8,907	2.20%	0.90%	to	1.95%	(19.28%)	to	(18.42%)#
2010‡	4,007	3.94	#	to	5.54	14,987	0.57%	0.90%	to	1.95%	24.10%#	to	25.43%
2009‡	4,718	3.17	#	to	4.42	14,578	-	0.90%	to	1.95%	62.95%	to	64.69%

Wanger USA
2013	7,783	4.91		to	6.08	42,648	0.14%	0.90%	to	1.95%	31.15%	to	32.55%
2012‡	8,969	3.74		to	4.59	37,676	0.30%	0.90%	to	1.95%	17.67%	to	18.93%
2011‡	10,915	3.18	#	to	3.86	38,475	-	0.90%	to	1.95%	(5.37%)	to	(4.36%)#
2010‡	13,362	3.36	#	to	4.03	49,682	-	0.90%	to	1.95%	20.95%#	to	22.24%
2009‡	15,973	2.78	#	to	3.30	49,044	-	0.50%	to	1.95%	39.46%#	to	40.95%

* Amount is less than 0.005%

‡ For the noted Fund, a unit value and/or total return fell outside of the disclosed range. The reason for this could be either a new product offering in the given year, and/or units in a subaccount only invested for a partial period.

# This represents a prior period number that has been restated due to an error. During the preparation of the 2012 financial statements, PHL Variable discovered errors in the unit value and total return financial highlight disclosures for the investment option for the years in the 2008—2011 period identified. In prior periods, the unit value and total return ranges were shown regardless of their relationship with the expense ratio presented. Accordingly, in 2012, PHL Variable restated these unit values and total return ranges to correspond correctly to the lowest or highest expense ratio reported (as described in note 3 below).

1 The investment income ratios represent the annualized dividends, excluding distributions of capital gains, received by the investment option from the Fund, net of management fees assessed by the Fund, divided by the daily average net assets. These ratios exclude those expenses, such as mortality and expense charges that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the investment option is affected by the timing of the declaration of dividends by the Fund in which the investment option invests.

2 The expense ratios represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction of unit values. Charges made directly to contract owner contracts through the redemption of units and expenses of the underlying fund have been excluded.

3 The total returns are for the periods indicated, including changes in the value of the Fund, and the expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The unit value and total returns labeled ‘highest’ correspond with the product with the lowest expense ratio. The unit value and total return labeled ‘lowest’ correspond with the product with the highest expense ratio. There may be times that a product and/or Fund are not active throughout the entire period indicated, in which case, those unit values and/or total returns may fall outside the range presented. Also, there may be times where the product with the lowest expense ratio has a lower unit value and/or total return shown than the product with the highest expense ratio. This can be caused by product and fund offerings starting at different unit values and at different points in time.

[4] From inception January 22, 2010 to December 31, 2010.	[12] From inception July 23, 2013 to December 31, 2013.
[5] From inception November 19, 2010 to December 31, 2010.	[13] From inception August 12, 2013 to December 31, 2013.
[6] From inception April 27, 2012 to December 31, 2012.	[14] From inception August 27,2013 to December 31, 2013.
[7] From inception January 28, 2013 to December 31, 2013.	[15] From inception October 08, 2013 to December 31, 2013.
[8] From inception March 6, 2013 to December 31, 2013.	[16] From inception October 16, 2013 to December 31, 2013.
[9] From inception April 8, 2013 to December 31, 2013.	[17] From inception October 29, 2013 to December 31, 2013.
[10] From inception May 14, 2013 to December 31, 2013.	[18] From inception November 15, 2013 to December 31, 2013.
[11] From inception June 17, 2013 to December 31, 2013.

PHL VARIABLE ACCUMULATION ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Note 6—Related Party Transactions and Charges and Deductions

Related Party Transactions

PHL Variable and its affiliate, 1851 Securities, Inc. (“1851 Securities”), provide services to the Separate Account. PHL Variable is the insurer who provides the contract benefits as well as administrative and contract maintenance services to the Separate Account. 1851 Securities, a registered broker/dealer, is the principal underwriter and distributor for the Separate Account.

Saybrus Equity Services, Inc., a broker-dealer subsidiary of PNX, distributes PHL Variable’s products through broker-dealers and other financial intermediaries.

Charges and Deductions

PHL Variable makes deductions from the contract to compensate us for the various expenses in selling, maintaining, underwriting and issuing the contracts and providing guaranteed insurance benefits.

Certain charges are deducted from the variable contracts as a daily reduction in Unit Value. The charges are included in a separate line item entitled “Mortality and Expense Fees” (“M&E Fees”) or “Administrative Fees” in the accompanying statement of operations. Other periodic charges are taken out as a transaction on a monthly basis. Those charges appear on the statement of changes in net assets on line “Contract Maintenance Charges”. The contract charges are described below:

A.	Contract Maintenance Charges

The Separate Account is assessed periodic Contract Maintenance Charges which are designed to compensate PHL Variable for certain costs associated with maintenance. The charges assessed to the Separate Account for Contract Maintenance Charges are outlined as follows:

Administration Charge – In accordance with terms of the contracts, PHL Variable makes deductions for administrative charges at a maximum rate of $35 per policy. These charges are typically a flat dollar amount, but could also be waived if the account value is above a certain dollar amount.

Policy Surrender Charge – In accordance with terms of the contracts, PHL Variable charges a deduction for surrender charges. Because a policy’s account value and policy duration may vary, the surrender charge may also vary.

All of the above expenses are reflected as redemption of units, and are included in a separate line item entitled “Contract Maintenance Charges” in the accompanying statements of changes in net assets. The total aggregate expense for the periods ended December 31, 2013 and 2012 were $12,785,188 and $13,301,831, respectively.

B.	Optional Rider and Benefit Charges

PHL Variable may deduct other charges and fees based on the selection of Other Optional Policy Riders and Benefits. These expenses are included in a separate line item entitled “Transfers for contract benefits and terminations” in the accompanying statements of changes in net assets. This expense is reflected as redemption of units.

C.	Daily M&E and Administrative Fees

As mentioned above, the M&E Fees are typically deducted daily from policy value allocated to the variable sub-accounts. These expenses are included in separate line items “Mortality and Expense Fees” and “Administrative Fees” in the accompanying statements of operations. This expense is reflected as a daily reduction of unit values. PHL Variable will make deductions at a maximum rate of 2.25% of the contract’s value for the mortality and expense cost risks and 0.125% for administrative cost risks, which PHL Variable undertakes. The total aggregate expense for the period ended December 31, 2013 was $25,727,537.

PHL VARIABLE ACCUMULATION ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Note 6—Related Party Transactions and Charges and Deductions (Continued)

D.	Other Charges

PHL Variable may deduct other charges depending on the policy terms.

Certain liabilities of the Separate Account are payable to PHL Variable when these fees are not settled at the end of the period, and will be shown in the liability section of the Statements of Assets and Liabilities.

Note 7—Distribution of Net Income

The Separate Account does not declare distributions to contract owners from accumulated net income. The policy holder’s overall value will increase as the individual sub-account value increases in the form of additional units and is distributed to contract owners as part of withdrawals of amounts in the form of surrenders, death benefits, transfers or annuity payments in excess of net purchase payments.

Note 8—Diversification Requirements

Under the provisions of Section 817(h) of the Code, a variable contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as a variable contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. Each investment option is required to satisfy the requirements of Section 817(h). The Code provides that the “adequately diversified” requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.

PHL Variable intends that each of the investment options shall comply with the diversification requirements.

Note 9—Other

The Restatement

PHL Variable filed a Current Report on Form 8-K with the SEC on September 18, 2012 (as was amended by Forms 8-K/A filed by PHL Variable on November 8, 2012, March 15, 2013 and April 24, 2013, respectively) disclosing its conclusion that certain of its previously issued annual audited and interim unaudited financial statements contained in its historical Annual Reports on Form 10-K and Quarterly Reports on Form 10-Q should no longer be relied upon and should be restated. On April 25, 2014, PHL Variable filed with the SEC its 2012 Annual Report on Form 10-K for the year ended December 31, 2012 (the “PHL Variable 2012 Form 10-K”) containing its restatement of previously issued audited financial statements prepared in accordance with GAAP. The 2012 PHL Variable Form 10-K contains audited financial statements of PHL Variable for the years ended December 31, 2012, 2011 and 2010 and interim unaudited financial statements presented for each quarter during the fiscal years 2012 and 2011, which in each case are presented on a restated and amended basis to the extent previously filed in a periodic report by PHL Variable with the SEC.

As a result of the GAAP restatement, PHL Variable has been unable to update its registration statements for products offered under the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended (the “Investment Company Act”), with its Company’s current GAAP financial information and related disclosure. PHL Variable has not sold to any new contract owners any SEC registered annuity and life insurance contracts since the GAAP restatement process was announced by PHL Variable.

Contract owners at that time, however, have been permitted to exercise rights provided by their then existing contracts, including the right to make additional premium payments into these SEC registered annuity and life insurance contracts.

Administrative Settlement with SEC on Delayed Filings

On February 12, 2014, PNX and PHL Variable submitted an Offer of Settlement with the SEC pursuant to which the PNX and PHL Variable consented to the issuance of the form of an Order Instituting Cease-and-Desist Proceedings Pursuant to Section 21C of the Securities Exchange Act of 1934, Making Findings, and Imposing a Cease-and-Desist Order (the “Order”). The Order was approved by the SEC on March 21, 2014. Pursuant to the Order, PNX and PHL Variable have been directed to cease and desist from committing or causing any violations and any future violations of Section 13(a) of the Exchange Act and Rules 13a-1 and 13a-13 thereunder and Section 15(d) of the Exchange Act and Rules 15d-1 and 15d-13 thereunder. PNX was required by the Order to file its 2012 Annual Report on Form 10-K with the SEC by March 31, 2014. PNX filed its 2012 Annual Report on Form 10-K before the opening of the market on April 1, 2014.

PHL VARIABLE ACCUMULATION ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Note 9—Other (Continued)

In addition, PNX and PHL Variable agreed to perform certain undertakings, including for PNX and PHL Variable to file their respective delayed Quarterly Reports on Form 10-Q for the period ended September 30, 2012 by no later than April 15, 2014 and April 30, 2014 respectively and their 2013 Annual Reports on Form 10-K by no later than June 4, 2014 and July 3, 2014 respectively.

Also pursuant to the undertakings, PNX and PHL Variable would file their delayed 2013 Quarterly Reports on Form 10-Q after the filing of their 2013 Annual Report on Form 10-K. PNX intends to become timely with its periodic filings under the Exchange Act with the filing of its Quarterly Report on Form 10-Q for the period ending June 30, 2014. PHL Variable intends to become timely with its periodic filings under the Exchange Act with the filing of its Quarterly Report on Form 10-Q for the period ending September 30, 2014. Finally, PNX and PHL Variable each paid a civil monetary penalty in the amount of $375,000 to the United States Treasury following the entry of the Order.

On April 15, 2014, PNX announced that it expects to file its Quarterly Report on Form 10-Q for the period ended September 30, 2012 (the “PNX Form 10-Q”) with the SEC on or before April 25, 2014. PNX also announced that PHL Variable expects to file the PHL Variable 2012 Form 10-K for the year ended December 31, 2012 (the “PHL Variable Form 10-K”) with the SEC on or before April 25, 2014. PNX and PHL Variable are subject to the Order. The Order stipulates that the PNX Form 10-Q and PHL Variable Form 10-K to be filed with the SEC by April 15, 2014.

On April 23, 2014, PNX filed the PNX Form 10-Q with the SEC. On April 25, 2014, PHL Variable filed the PHL Variable 2012 Form 10-K with the SEC.

Rating Agency Actions

On January 16, 2013, Standard & Poor’s Ratings Services affirmed the “BB-” financial strength ratings for PHL Variable. They also removed the rating from CreditWatch Negative and changed their outlook to stable.

On March 8, 2013, Standard & Poor’s Rating Services placed the “BB-” financial strength ratings for PHL Variable on CreditWatch with negative implications.

On March 20, 2013, Moody’s Investors Service maintained their review for downgrade for the “Ba2” financial strength ratings for PHL Variable.

On April 9, 2013, A.M. Best Co. maintained PHL Variable’s rating and kept it under review with negative implications.

On May 22, 2013, Standard & Poor’s Rating Services affirmed our “BB-” financial strength rating for PHL Variable. They removed the rating from CreditWatch with negative implications and assigned it a negative outlook.

On January 14, 2014, Moody’s Investor Services withdrew the Ba2 financial strength rating of PHL Variable.

Reference in this report to any credit rating is intended for the limited purposes of discussing or referring to changes in PHL Variable’s credit ratings or aspects of its liquidity or costs of funds. Such reference cannot be relied on for any other purposes, or used to make any inference concerning future performance, future liquidity or any future credit rating.

Capital Contribution

On December 30, 2013, PNX purchased a $30.0 million surplus note from PHL Variable and made a $45.0 million capital contribution to further benefit PHL Variable. The capital provided by PNX to PHL Variable was intended to partially offset an anticipated net statutory reserve increase in the fourth quarter of 2013 as a result of PHL Variable’s statutory asset adequacy analysis and to maintain adequate statutory capital.

Note 10—Mergers, Liquidations, and Name Changes

A.	Mergers

There were no mergers in 2013.

On April 2, 2012, the required shareholder votes were received and Invesco V.I. Capital Appreciation Fund was merged into Invesco Van Kampen V.I. Capital Growth Fund. The merger date was April 27, 2012, effective prior to the beginning of business on April 30, 2012.

B.	Liquidations

There were no liquidations in 2012 and 2013.

PHL VARIABLE ACCUMULATION ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Note 10—Mergers, Liquidations, and Name Changes (Continued)

C.	Name Changes

Effective October 30, 2013, the Guggenheim VT U.S. Long Short Momentum Fund was renamed the Guggenheim VT U.S. Long Short Equity Fund.

Effective April 30, 2013, the Financial Investors Variable Insurance Trust was renamed the ALPS Variable Investors Trust.

Effective April 30, 2013, the Oppenheimer Global Securities Fund/VA was renamed the Oppenheimer Global Fund/VA.

Effective April 30, 2013, the Oppenheimer Main Street Small- & Mid-Cap Fund®/VA was renamed the Oppenheimer Main Street Small Cap Fund®/VA.

Effective April 29, 2013, the Invesco Van Kampen V.I. American Franchise Fund was renamed the Invesco V.I. American Franchise Fund.

Effective April 29, 2013, the Invesco Van Kampen V.I. Equity and Income Fund was renamed the Invesco V.I. Equity and Income Fund.

Effective April 30, 2012 Invesco Van Kampen V.I. Capital Growth Fund was renamed Invesco Van Kampen V.I.

American Franchise Fund.

D.	Other

Effective May 1, 2013, the Virtus Variable Insurance Trust assigned share classes to its fund portfolios. Those shares in which the Separate Account invests were designated “Class A Shares.”

Note 11—Subsequent Events

On January 24, 2014, a 1:5 reverse share split of Rydex VT Inverse Government Long Bond Strategy Fund shares occurred after the close of markets. The fund shares are offered on a split-adjusted basis, after January 27, 2014.

Report of Independent Registered Public Accounting Firm

To the Board of Directors of PHL Variable Insurance Company:

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the investment options of the PHL Variable Accumulation Account (identified in Note 1) at December 31, 2013, the results of each of their operations for the period then ended, the changes in net assets for each of the periods then ended, and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of PHL Variable Insurance Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2013 by correspondence with the transfer agents, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP
Boston, Massachusetts

April 29, 2014

PHL VARIABLE ACCUMULATION ACCOUNT

PHL Variable Insurance Company

One American Row

Hartford, Connecticut 06103-2899

1851 Securities, Inc.

One American Row

Hartford, Connecticut 06102

Underwriter

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

185 Asylum Street, Suite 2400

Hartford, Connecticut 06103-3404

PHL Variable Insurance Company
Balance Sheets as of December 31, 2013 and 2012 and
Statements of Income and Comprehensive Income,
Cash Flows and Changes in Stockholder's Equity for the years ended
December 31, 2013, 2012 and 2011

F-2

Report of Independent Registered Public Accounting Firm

To the Board of Directors and Stockholder of
PHL Variable Insurance Company:

In our opinion, the accompanying balance sheets and the related statements of income and comprehensive income, of changes in stockholder's equity, and of cash flows present fairly, in all material respects, the financial position of PHL Variable Insurance Company at December 31, 2013 and 2012, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2013 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 11 to the financial statements, the Company has entered into significant transactions with its affiliates.

/s/ PricewaterhouseCoopers, LLP

Hartford, Connecticut
August 22, 2014

F-3

PHL VARIABLE INSURANCE COMPANY
Balance Sheets
($ in millions, except share data)
December 31, 2013 and 2012

	2013	2012
ASSETS:
Available-for-sale debt securities, at fair value (amortized cost of $3,402.6 and $2,798.1)	$3,426.3	$2,972.3
Short-term investments	81.0	244.9
Limited partnerships and other investments	10.5	6.7
Policy loans, at unpaid principal balances	66.1	61.0
Derivative instruments	237.8	149.4
Fair value investments	48.6	38.5
Total investments	3,870.3	3,472.8
Cash and cash equivalents	181.0	83.1
Accrued investment income	27.3	23.2
Receivables	8.6	16.2
Reinsurance recoverable	500.6	427.1
Deferred policy acquisition costs	462.3	426.2
Deferred income taxes, net	28.0	16.2
Receivable from related parties	2.6	—
Other assets	174.8	135.5
Separate account assets	2,052.7	2,061.8
Total assets	$7,308.2	$6,662.1

LIABILITIES:
Policy liabilities and accruals	$1,899.0	$1,876.2
Policyholder deposit funds	2,762.8	2,349.8
Indebtedness due to affiliate	30.0	—
Payable to related parties	14.1	11.0
Other liabilities	177.1	68.2
Separate account liabilities	2,052.7	2,061.8
Total liabilities	6,935.7	6,367.0

COMMITMENTS AND CONTINGENT LIABILITIES (Note 16)

STOCKHOLDER’S EQUITY:
Common stock, $5,000 par value: 1,000 shares authorized; 500 shares issued	2.5	2.5
Additional paid-in capital	847.2	802.2
Accumulated other comprehensive income (loss)	(11.9)	11.4
Retained earnings (accumulated deficit)	(465.3)	(521.0)
Total stockholder’s equity	372.5	295.1
Total liabilities and stockholder’s equity	$7,308.2	$6,662.1

The accompanying notes are an integral part of these financial statements.

F-4

PHL VARIABLE INSURANCE COMPANY
Statements of Income and Comprehensive Income
($ in millions)
Years Ended December 31, 2013, 2012 and 2011

	2013	2012	2011
REVENUES:
Premiums	$13.9	$8.5	$2.3
Insurance and investment product fees	367.6	365.3	394.3
Net investment income	140.8	130.9	101.1
Net realized investment gains (losses):
Total other-than-temporary impairment (“OTTI”) losses	(1.1)	(5.0)	(10.1)
Portion of OTTI losses recognized in other comprehensive income (“OCI”)	(0.9)	2.2	6.9
Net OTTI losses recognized in earnings	(2.0)	(2.8)	(3.2)
Net realized investment gains (losses), excluding OTTI losses	5.4	(19.5)	(16.2)
Net realized investment gains (losses)	3.4	(22.3)	(19.4)
Total revenues	525.7	482.4	478.3

BENEFITS AND EXPENSES:
Policy benefits	286.5	396.8	302.6
Policy acquisition cost amortization	88.4	103.5	109.5
Other operating expenses	116.8	103.6	92.5
Total benefits and expenses	491.7	603.9	504.6
Income (loss) before income taxes	34.0	(121.5)	(26.3)
Income tax expense (benefit)	(21.7)	16.2	(6.3)
Net income (loss)	$55.7	$(137.7)	$(20.0)

FEES PAID TO RELATED PARTIES (Note 11)

COMPREHENSIVE INCOME (LOSS):
Net income (loss)	$55.7	$(137.7)	$(20.0)
Other comprehensive income (loss), before income taxes:
Unrealized investment gains (losses), net of related offsets	(35.1)	33.7	19.7
Less: Income tax expense (benefit) related to:
Unrealized investment gains (losses), net of related offsets	(11.8)	24.9	4.2
Other comprehensive income (loss), net of income taxes	(23.3)	8.8	15.5
Comprehensive income (loss)	$32.4	$(128.9)	$(4.5)

The accompanying notes are an integral part of these financial statements.

F-5

PHL VARIABLE INSURANCE COMPANY
Statements of Cash Flows
($ in millions)
Years Ended December 31, 2013, 2012 and 2011

	2013	2012	2011
OPERATING ACTIVITIES:
Net income (loss)	$55.7	$(137.7)	$(20.0)
Net realized investment (gains) losses	(3.4)	22.3	19.4
Policy acquisition costs deferred	(66.7)	(69.2)	(100.7)
Amortization of deferred policy acquisition costs	88.4	103.5	109.5
Interest credited	91.2	69.5	60.9
Equity in earnings of limited partnerships and other investments	(0.4)	(0.1)	(0.2)
Change in:
Accrued investment income	(7.2)	(8.5)	(12.2)
Deferred income taxes	—	(13.4)	(6.9)
Receivables	7.6	(3.5)	(3.2)
Reinsurance recoverable	(73.5)	(26.1)	(7.7)
Policy liabilities and accruals	(224.0)	(56.4)	(128.3)
Due to/from affiliate	0.5	(7.5)	21.1
Other operating activities, net	1.3	(38.3)	(54.0)
Cash provided by (used for) operating activities	(130.5)	(165.4)	(122.3)

INVESTING ACTIVITIES:
Purchases of:
Available-for-sale debt securities	(985.6)	(852.8)	(1,133.7)
Short-term investments	(324.8)	(574.7)	(325.5)
Derivative instruments	(89.0)	(98.1)	(46.1)
Fair value investments	(21.1)	(5.7)	(34.3)
Sales, repayments and maturities of:
Available-for-sale debt securities	389.0	438.1	250.1
Short-term investments	489.8	425.8	288.3
Derivative instruments	42.9	26.7	63.8
Fair value investments	10.1	12.4	7.7
Contributions to limited partnerships	(4.3)	(2.1)	(1.2)
Distributions from limited partnerships	7.8	0.3	0.1
Policy loans, net	(2.8)	3.9	(2.9)
Other investing activities, net	0.7	(1.0)	(0.6)
Cash provided by (used for) investing activities	(487.3)	(627.2)	(934.3)

FINANCING ACTIVITIES:
Policyholder deposit fund deposits	920.8	1,074.7	1,225.4
Policyholder deposit fund withdrawals	(605.2)	(513.8)	(465.0)
Net transfers to/from separate accounts	325.1	265.3	311.6
Capital Contributions from Parent	45.0	—	—
Debt Issued	30.0	—	—
Cash provided by (used for) financing activities	715.7	826.2	1,072.0
Change in cash and cash equivalents	97.9	33.6	15.4
Cash and cash equivalents, beginning of year	83.1	49.5	34.1
Cash and cash equivalents, end of year	$181.0	$83.1	$49.5

Supplemental Disclosure of Cash Flow Information
Income taxes paid (refunded)	$(24.9)	$40.9	$(2.5)

Non-Cash Transactions During the Year
Investment exchanges	$33.4	$28.6	$26.4

The accompanying notes are an integral part of these financial statements.

F-6

PHL VARIABLE INSURANCE COMPANY
Statements of Changes in Stockholder’s Equity
($ in millions)
Years Ended December 31, 2013, 2012 and 2011

	2013	2012	2011
COMMON STOCK:
Balance, beginning of period	$2.5	$2.5	$2.5
Balance, end of period	$2.5	$2.5	$2.5

ADDITIONAL PAID-IN CAPITAL:
Balance, beginning of period	$802.2	$802.2	$802.2
Capital contributions from parent	45.0	—	—
Balance, end of period	$847.2	$802.2	$802.2

ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS):
Balance, beginning of period	$11.4	$2.6	$(12.9)
Other comprehensive income (loss)	(23.3)	8.8	15.5
Balance, end of period	$(11.9)	$11.4	$2.6

RETAINED EARNINGS (ACCUMULATED DEFICIT):
Balance, beginning of period	$(521.0)	$(383.3)	$(363.3)
Net income (loss)	55.7	(137.7)	(20.0)
Balance, end of period	$(465.3)	$(521.0)	$(383.3)

TOTAL STOCKHOLDER’S EQUITY:
Balance, beginning of period	$295.1	$424.0	$428.5
Change in stockholder’s equity	77.4	(128.9)	(4.5)
Balance, end of period	$372.5	$295.1	$424.0

The accompanying notes are an integral part of these financial statements.

F-7

PHL VARIABLE INSURANCE COMPANY
Notes to Financial Statements
Years Ended December 31, 2013, 2012 and 2011

1.	Organization and Operations

PHL Variable Insurance Company (“we,” “our,” “us,” “PHL Variable” or the “Company”) is a life insurance company offering variable and fixed annuity and life insurance products. It is a wholly owned subsidiary of PM Holdings, Inc., and PM Holdings, Inc. is a wholly owned subsidiary of Phoenix Life Insurance Company (“Phoenix Life”), which is a wholly owned subsidiary of The Phoenix Companies, Inc. (“PNX” or “Phoenix”), a New York Stock Exchange listed company. Saybrus Partners, Inc. (“Saybrus”), an affiliate, provides dedicated life insurance and other consulting services to financial advisors in partner companies, as well as support for sales of our product line through independent distribution organizations.

2.	Basis of Presentation and Significant Accounting Policies

We have prepared these financial statements in accordance with U.S. GAAP which differ materially from the accounting practices prescribed by various insurance regulatory authorities. In addition, certain prior year amounts have been reclassified to conform to the current year presentation. Results for the year ended December 31, 2013 include $3.2 million of income related to out of period adjustments. Such amounts are not material to any period presented.

Use of estimates

In preparing these financial statements in conformity with U.S. GAAP, we are required to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods. Significant estimates and assumptions are made in the determination of estimated gross profits (“EGPs”) used in the valuation and amortization of assets and liabilities associated with universal life and annuity contracts; policyholder liabilities and accruals; valuation of investments in debt securities; limited partnerships and other investments; valuation of deferred tax assets; and accruals for contingent liabilities. We are also subject to estimates made by our ultimate parent company related to discount rates and other assumptions for our pension and other post-employment benefits liabilities; and accruals for contingent liabilities. Actual results could differ from these estimates.

Adoption of new accounting standards

Reporting Amounts Reclassified Out of Accumulated Other Comprehensive Income

In February 2013, the Financial Accounting Standards Board (“FASB”) issued updated guidance regarding the presentation of comprehensive income (ASU 2013-02). Under the guidance, an entity would separately present information about significant items reclassified out of accumulated other comprehensive income by component as well as changes in accumulated other comprehensive income balances by component in either the financial statements or the notes to the financial statements. The guidance does not change the items that are reported in other comprehensive income. The guidance does not change when an item of other comprehensive income must be reclassified to net income and does not amend any existing requirements for reporting net income or other comprehensive income. The guidance was effective for the first interim or annual reporting period beginning after December 15, 2012 and was applied prospectively. See Note 12 to these financial statements for the disclosures required by this guidance.

Disclosures about Offsetting Assets and Liabilities

In December 2011 and January 2013, the FASB issued amended guidance to ASC 210, Balance Sheet, with respect to disclosure of offsetting assets and liabilities as part of the effort to establish common requirements in accordance with U.S. GAAP. This amended guidance requires the disclosure of both gross information and net information about both financial instruments and derivative instruments eligible for offset in our balance sheets and instruments and transactions subject to an agreement similar to a master netting arrangement. This guidance was effective for periods beginning on or after January 1, 2013, with respective disclosures required retrospectively for all comparative periods presented. See Note 8 to these financial statements for the disclosures required by this guidance.

F-8

2.	Basis of Presentation and Significant Accounting Policies (continued)

Definition of a Business Entity

In December 2013, the FASB issued updated guidance establishing a single definition of a public entity for use in financial accounting and reporting guidance. This new guidance is effective for all current and future reporting periods and did not have a significant effect on the Company’s financial position, results of operations, or financial statement disclosures.

Accounting standards not yet adopted

Investment Companies: Amendments to the Scope, Measurement and Disclosure Requirements

In June 2013, the FASB issued updated guidance clarifying the characteristics of an investment company and requiring new disclosures. Under the guidance, all entities regulated under the Investment Company Act of 1940 automatically qualify as investment companies, while all other entities need to consider both the fundamental and typical characteristics of an investment company in determining whether they qualify as investment companies. This new guidance is effective for interim or annual reporting periods that begin after December 15, 2013 and should be applied prospectively. This guidance is not expected to have a significant effect on the Company’s financial position, results of operations or financial statement disclosures.

Obligations Resulting for Joint and Several Liability Agreements for Which the Total Amount of the Obligation is Fixed at the Reporting Date

In February 2013, the FASB issued new guidance regarding liabilities (ASU 2013-04, Liabilities (Topic 405): Obligations Resulting from Joint and Several Liability Arrangements for Which the Total Amount of the Obligation Is Fixed at the Reporting Date), effective retrospectively for fiscal years beginning after December 15, 2013 and interim periods within those years. The amendments require an entity to measure obligations resulting from joint and several liability arrangements for which the total amount of the obligation within the scope of the guidance is fixed at the reporting date, as the sum of the amount the reporting entity agreed to pay on the basis of its arrangement among its co-obligors and any additional amount the reporting entity expects to pay on behalf of its co-obligors. In addition, the amendments require an entity to disclose the nature and amount of the obligation, as well as other information about the obligation. This guidance is not expected to have a significant effect on the Company’s financial position, results of operations or financial statement disclosures.

Accounting for Troubled Debt Restructurings by Creditors

In January 2014, the FASB issued updated guidance for troubled debt restructurings clarifying when an in substance repossession or foreclosure occurs, and when a creditor is considered to have received physical possession of residential real estate property collateralizing a consumer mortgage loan. The new guidance is effective for annual periods and interim periods within those annual periods, beginning after December 15, 2014. This guidance can be elected for prospective adoption or by using a modified retrospective transition method. This guidance is not expected to have a significant effect on the Company’s financial position, results of operations or financial statement disclosures.

Accounting for Investments in Qualified Affordable Housing Projects

In January 2014, the FASB issued updated guidance regarding investments in flow-through limited liability entities that manage or invest in affordable housing projects that qualify for the low-income housing tax credit. Under the guidance, an entity is permitted to make an accounting policy election to amortize the initial cost of its investment in proportion to the tax credits and other tax benefits received and recognize the net investment performance in the statement of operations as a component of income tax expense (benefit) if certain conditions are met. The new guidance is effective for annual periods and interim reporting periods within those annual periods, beginning after December 15, 2014, and should be applied retrospectively to all periods presented. This guidance is not expected to have a significant effect on the Company’s financial position, results of operations or financial statement disclosures.

Presentation of an Unrecognized Tax Benefit When a Net Operating Loss Carryforward, a Similar Tax Loss, or Tax Credit Carryforward Exists

In July 2013, the FASB issued updated guidance regarding the presentation of unrecognized tax benefits when net operating loss carryforwards, similar tax losses, or tax credit carryforwards exist. This new guidance is effective for interim or annual reporting periods that begin after December 15, 2013, and should be applied prospectively, with early application permitted.

F-9

2.	Basis of Presentation and Significant Accounting Policies (continued)

This guidance is not expected to have a significant effect on the Company’s financial position, results of operations or financial statement disclosures.

Significant accounting policies

Investments

Debt Securities

Our debt securities classified as available-for-sale are reported on our balance sheets at fair value. Fair value is based on quoted market price, where available. When quoted market prices are not available, we estimate fair value by discounting debt security cash flows to reflect interest rates currently being offered on similar terms to borrowers of similar credit quality (private placement debt securities), by quoted market prices of comparable instruments (untraded public debt securities) and by independent pricing sources or internally developed pricing models. We recognize unrealized gains and losses on investments in debt securities that we classify as available-for-sale. We report these unrealized investment gains and losses as a component of OCI, net of the relevant policyholder obligations, applicable deferred policy acquisition costs (“DAC”) and applicable deferred income taxes. Realized investment gains and losses are recognized on a first in first out basis.

Limited Partnerships and Other Investments

Limited partnerships, infrastructure funds, hedge funds and joint venture interests in which we do not have voting control or power to direct activities are recorded using the equity method of accounting. These investments include private equity, mezzanine funds, infrastructure funds, hedge funds of funds and direct equity investments. The equity method of accounting requires that the investment be initially recorded at cost and the carrying amount of the investment subsequently adjusted to recognize our share of the earnings or losses. We record our equity in the earnings in net investment income using the most recent financial information received from the partnerships. Recognition of net investment income is generally on a three-month delay due to the timing of the related financial statements. The contributions to and distributions from limited partnerships are classified as investing activities within the statement of cash flows.

The Company routinely evaluates these investments for impairments. For equity method investees, the Company considers financial and other information provided by the investee, other known information and inherent risks in the underlying investments, as well as future capital commitments, in determining whether an impairment has occurred. The Company considers its cost method investments for other-than-temporary impairments (“OTTI”) when the carrying value of such investments exceeds the net asset value (“NAV”). The Company takes into consideration the severity and duration of this excess when determining whether the cost method investment is other-than-temporarily impaired. When an OTTI has occurred, the impairment loss is recorded within net investment gains (losses).

Loans are occasionally restructured in a troubled debt restructuring. These restructurings generally include one or more of the following: full or partial payoffs outside of the original contract terms; changes to interest rates; extensions of maturity; or additions or modifications to covenants. When restructurings occur, they are evaluated individually to determine whether the restructuring or modification constitutes a “troubled debt restructuring” as defined by authoritative accounting guidance. In a troubled debt restructuring where the Company receives assets in full or partial satisfaction of the debt, any specific valuation allowance is reversed and a direct write down of the loan is recorded for the amount of the allowance and any additional loss, net of recoveries, or any gain is recorded for the difference between the fair value of the assets received and the recorded investment in the loan. Any remaining loan is evaluated prospectively for impairment based on the credit review process noted above. When a loan is restructured in a troubled debt restructuring, the impairment of the loan is remeasured using the modified terms and the loan’s original effective yield and the allowance for loss is adjusted accordingly. Subsequent to the modification, income is recognized prospectively based on the modified terms of the loans in accordance with the income recognition policy noted above.

Policy Loans

Policy loans are carried at their unpaid principal balances and are collateralized by the cash values of the related policies. The majority of policy loans are at variable interest rates that are reset annually on the policy anniversary.

F-10

2.	Basis of Presentation and Significant Accounting Policies (continued)

Fair Value Instruments

Debt securities held at fair value include securities held for which changes in fair values are recorded in earnings. The securities held at fair value are designated as trading securities, as well as those debt securities for which we have elected the fair value option (“FVO”) and certain available-for-sale structured securities held at fair value. The changes in fair value and any interest income of these securities are reflected in earnings as part of “net investment income.” See Note 9 to these financial statements for additional disclosures related to these securities.

Derivative Instruments

We recognize derivative instruments on the balance sheets at fair value. The derivative contracts are reported as assets in derivative instruments or liabilities in other liabilities on the balance sheets, excluding embedded derivatives. Embedded derivatives, as discussed below, are recorded on the balance sheets bifurcated from the associated host contract.

The Company economically hedges variability of cash flows to be received or paid related to certain recognized assets and/or liabilities. All changes in the fair value of derivatives, including net receipts and payments, are included in net realized investment gains and losses without consideration of changes in the fair value of the economically associated assets or liabilities. We do not designate the purchased derivatives related to living benefits or index credits as hedges for accounting purposes.

Our derivatives are not designated as hedges for accounting purposes. All changes in the fair value, including net receipts and payments, are included in net realized investment gains and losses without consideration of changes in the fair value of the economically associated assets or liabilities.

Short-Term Investments

Short-term investments include securities with a maturity of one year or less but greater than three months at a time of purchase and are stated at estimated fair value or amortized cost, which approximates estimated fair value.

Net Investment Income

For asset-backed and fixed maturity debt securities, we recognize interest income using a constant effective yield based on estimated cash flow timing and economic lives of the securities. For high credit quality asset-backed securities, effective yields are recalculated based on actual payments received and updated prepayment expectations, and the amortized cost is adjusted to the amount that would have existed had the new effective yield been applied since acquisition with a corresponding charge or credit to net investment income. For asset-backed securities that are not high credit quality, effective yields are recalculated and adjusted prospectively based on changes in expected undiscounted future cash flows. For certain credit impaired asset-backed securities, effective yields are recalculated and adjusted prospectively to reflect significant increases in undiscounted expected future cash flows and changes in the contractual benchmark interest rate on variable rate securities. Any prepayment fees on fixed maturities and mortgage loans are recorded when earned in net investment income. We record the net income from investments in partnerships and joint ventures in net investment income.

Other-Than-Temporary Impairments on Available-For-Sale Securities

We recognize realized investment losses when declines in fair value of debt securities are considered to be an OTTI.

For debt securities, the other-than-temporarily impaired amount is separated into the amount related to a credit loss and is reported as net realized investment losses included in earnings and any amounts related to other factors are recognized in OCI. The credit loss component represents the difference between the amortized cost of the security and the net present value of its projected future cash flows discounted at the effective interest rate implicit in the debt security prior to impairment. Any remaining difference between the fair value and amortized cost is recognized in AOCI. Subsequent to the recognition of an OTTI, the impaired security is accounted for as if it had been purchased on the date of impairment at an amortized cost basis equal to the previous amortized cost basis less the OTTI recognized in earnings. We will continue to estimate the present value of future expected cash flows and, if significantly greater than the new cost basis, we will accrete the difference as investment income on a prospective basis once the Company has determined that the interest income is likely to be collected.

F-11

2.	Basis of Presentation and Significant Accounting Policies (continued)

In evaluating whether a decline in value is other-than-temporary, we consider several factors including, but not limited to, the following:

•	the extent and the duration of the decline;

•	the reasons for the decline in value (credit event, interest related or market fluctuations);

•	our intent to sell the security, or whether it is more likely than not that we will be required to sell it before recovery; and

•	the financial condition and near term prospects of the issuer.

A debt security impairment is deemed other-than-temporary if:

•	we either intend to sell the security, or it is more likely than not that we will be required to sell the security before recovery; or

•	it is probable we will be unable to collect cash flows sufficient to recover the amortized cost basis of the security.

Impairments due to deterioration in credit that result in a conclusion that the present value of cash flows expected to be collected will not be sufficient to recover the amortized cost basis of the security are considered other-than-temporary. Other declines in fair value (for example, due to interest rate changes, sector credit rating changes or company-specific rating changes) that result in a conclusion that the present value of cash flows expected to be collected will not be sufficient to recover the amortized cost basis of the security may also result in a conclusion that an OTTI has occurred.

On a quarterly basis, we evaluate securities in an unrealized loss position for potential recognition of an OTTI. In addition, we maintain a watch list of securities in default, near default or otherwise considered by our investment professionals as being distressed, potentially distressed or requiring a heightened level of scrutiny. We also identify securities whose fair value has been below amortized cost on a continuous basis for zero to six months, six months to 12 months and greater than 12 months.

We employ a comprehensive process to determine whether or not a security in an unrealized loss position is other-than-temporarily impaired. This assessment is done on a security-by-security basis and involves significant management judgment. The assessment of whether impairments have occurred is based on management’s evaluation of the underlying reasons for the decline in estimated fair value. The Company’s review of its fixed maturity securities for impairments includes an analysis of the total gross unrealized losses by severity and/or age of the gross unrealized loss. An extended and severe decline in value on a fixed maturity security may not have any impact on the ability of the issuer to service all scheduled interest and principal payments and the Company’s evaluation of recoverability of all contractual cash flows or the ability to recover an amount at least equal to its amortized cost based on the present value of the expected future cash flows to be collected.

Specifically for structured securities, to determine whether a collateralized security is impaired, we obtain underlying data from the security’s trustee and analyze it for performance trends. A security-specific stress analysis is performed using the most recent trustee information. This analysis forms the basis for our determination of the future expected cash flows to be collected for the security.

Cash and Cash Equivalents

Cash and cash equivalents include cash on hand, amounts due from banks, money market instruments and other debt instruments with original maturities of three months or less. Negative cash balances are reclassified to other liabilities.

Deferred Policy Acquisition Costs

We defer incremental direct costs related to the successful sale of new or renewal contracts. Incremental direct costs are those costs that result directly from and are essential to the sale of a contract. These costs include principally commissions, underwriting and policy issue expenses, all of which vary with and are primarily related to production of new business.

F-12

2.	Basis of Presentation and Significant Accounting Policies (continued)

We amortize deferred policy acquisition costs based on the related policy’s classification. For universal life, variable universal life and deferred annuities, deferred policy acquisition costs are amortized in proportion to EGPs as discussed more fully below. EGPs are also used to amortize other assets and liabilities in the Company’s balance sheets, such as sales inducement assets (“SIA”) and unearned revenue reserves (“URR”). Components of EGPs are used to determine reserves for universal life and fixed, indexed and variable annuity contracts with death and other insurance benefits such as guaranteed minimum death and guaranteed minimum income benefits. EGPs are based on historical and anticipated future experience which is updated periodically.

In addition, deferred policy acquisition costs are adjusted through OCI each period as a result of unrealized gains or losses on securities classified as available-for-sale in a process commonly referred to as shadow accounting. This adjustment is required in order to reflect the impact of these unrealized amounts as if these unrealized amounts had been realized.

The projection of EGPs requires the extensive use of actuarial assumptions, estimates and judgments about the future. Future EGPs are generally projected for the estimated lives of the contracts. Assumptions are set separately for each product and are reviewed at least annually based on our current best estimates of future events. The following table summarizes the most significant assumptions used in the categories set forth below:

F-13

2.	Basis of Presentation and Significant Accounting Policies (continued)

Significant Assumption	Product	Explanation and Derivation

Separate account investment return	Variable Annuities (8.0% long-term return assumption) Variable Universal Life (8.0% long-term return assumption)
Separate account return assumptions are derived from the long-term returns observed in the asset classes in which the separate accounts are invested. Short-term deviations from the long-term expectations are expected to revert to the long-term assumption over five years.

Interest rates and default rates	Fixed and Indexed Annuities Universal Life
Investment returns are based on the current yields and maturities of our fixed income portfolio combined with expected reinvestment rates given current market interest rates. Reinvestment rates are assumed to revert to long-term rates implied by the forward yield curve and long-term default rates. Contractually permitted future changes in credited rates are assumed to help support investment margins.

Mortality / longevity	Universal Life Variable Universal Life Fixed and Indexed Annuities
Mortality assumptions are based on Company experience over a rolling five-year period plus supplemental data from industry sources and trends. A mortality improvement assumption is also incorporated into the overall mortality table. These assumptions can vary by issue age, gender, underwriting class and policy duration.

Policyholder behavior – policy persistency	Universal Life Variable Universal Life Variable Annuities Fixed and Indexed Annuities
Policy persistency assumptions vary by product and policy year and are updated based on recently observed experience. Policyholders are generally assumed to behave rationally; hence rates are typically lower when surrender penalties are in effect or when policy benefits are more valuable.

Policyholder behavior – premium persistency	Universal Life Variable Universal Life
Future premiums and related fees are projected based on contractual terms, product illustrations at the time of sale and expected policy lapses without value. Assumptions are updated based on recently observed experience and include anticipated changes in behavior based on changes in policy charges if the Company has a high degree of confidence that such changes will be implemented (e.g., change in cost of insurance (“COI”) charges).

Expenses	All products	Projected maintenance expenses to administer policies in force are based on annually updated studies of expenses incurred.
Reinsurance costs / recoveries	Universal Life Variable Universal Life Variable Annuities
Projected reinsurance costs are based on treaty terms currently in force. Recoveries are based on the Company’s assumed mortality and treaty terms. Treaty recaptures are based on contract provisions and management’s intentions.

Annually, we complete a comprehensive assumption review where management makes a determination of best estimate assumptions based on a comprehensive review of recent experience and industry trends. Assumption changes resulting from this review may change our estimates of EGPs in the DAC, SIA, and URR models, as well as projections within the death benefit and other insurance benefit reserving models, the profits followed by losses reserve models, and cost of reinsurance models. Throughout the year, we may also update the assumptions and adjust these balances if emerging data indicates a change is warranted. All assumption changes, whether resulting from the annual comprehensive review or from other periodic assessments, are considered an unlock in the period of revision and adjust the DAC, SIA, URR, death and other insurance benefit reserves, profits followed by losses reserve, and cost of reinsurance balances in the balance sheets with an offsetting benefit or charge to income to reflect such changes in the period of the revision. An unlock that results in an after-tax benefit generally occurs as a result of actual experience or future expectations of product profitability being more favorable than previous estimates. An unlock that results in an after-tax charge generally occurs as a result of actual experience or future expectations of product profitability being less favorable than previous estimates.

F-14

2.	Basis of Presentation and Significant Accounting Policies (continued)

Our process to assess the reasonableness of the EGPs uses internally developed models together with consideration of applicable recent experience and analysis of market and industry trends and other events. Actual gross profits that vary from management’s estimates in a given reporting period may also result in increases or decreases in the rate of amortization recorded in the period.

An analysis is performed annually to assess if there are sufficient gross profits to recover the deferred policy acquisition costs associated with business written during the year. If the estimates of gross profits cannot support the recovery of deferred policy acquisition costs, the amount deferred is reduced to the recoverable amount.

Over the last several years, the Company has revised a number of assumptions that have resulted in changes to expected future gross profits. The most significant assumption updates resulting in a change to future gross profits and the amortization of DAC, SIA and URR in 2013 are related to changes in expected premium persistency, and the incorporation of a mortality improvement assumption. Other of the more significant drivers of changes to expected gross profits over the last several years include changes in expected separate account investment returns due to changes in equity markets; changes in expected future interest rates and default rates based on continued experience and expected interest rate changes; changes in mortality, lapses and other policyholder behavior assumptions that are updated to reflect more recent policyholder and industry experience; and changes in expected policy administration expenses.

Separate account assets and liabilities

Separate account assets related to policyholder funds are carried at fair value with an equivalent amount recorded as separate account liabilities. Deposits, net investment income and realized investment gains and losses for these accounts are excluded from revenues and the related liability increases are excluded from benefits and expenses. Fees assessed to the contract owners for management services are included in revenues when services are rendered.

Policy liabilities and accruals

Policy liabilities and accruals include future benefit liabilities for certain life and annuity products. Generally, future policy benefits are payable over an extended period of time and related liabilities are calculated recognizing future expected benefits, expenses and premiums. Such liabilities are established based on methods and underlying assumptions in accordance with U.S. GAAP and applicable actuarial standards. Principal assumptions used in the establishment of liabilities for future policy benefits are mortality, morbidity, policyholder behavior, investment returns, inflation, expenses and other contingent events as appropriate. These assumptions are intended to estimate the experience for the period the policy benefits are payable. Utilizing these assumptions, liabilities are established on a cohort basis, as appropriate. If experience is less favorable than assumed, additional liabilities may be established, resulting in a charge to policyholder benefits and claims.

Additional policyholder liabilities for guaranteed benefits on variable annuity and on fixed index annuity contracts are based on estimates of the expected value of benefits in excess of the projected account balance, recognizing the excess over the accumulation period based on total expected assessments. Because these estimates are sensitive to capital market movements, amounts are calculated using multiple future economic scenarios.

Additional policyholder liabilities are established for certain contract features that could generate significant reductions to future gross profits (e.g., death benefits when a contract has zero account value and a no-lapse guarantee). The liabilities are accrued over the lifetime of the block based on assessments. The assumptions used in estimating these liabilities are consistent with those used for amortizing deferred policy acquisition costs and are, thus, subject to the same variability and risk. The assumptions of investment performance and volatility for variable and equity index products are consistent with historical experience of the appropriate underlying equity indices.

We expect that our universal life block of business will generate profits followed by losses and therefore we establish an additional liability to accrue for the expected losses over the period of expected profits. The assumptions used in estimating these liabilities are consistent with those used for amortizing deferred policy acquisition costs and are subject to the same variability and risk.

F-15

2.	Basis of Presentation and Significant Accounting Policies (continued)

The liability for universal life-type contracts primarily includes the balance that accrues to the benefit of the policyholders as of the financial statement date, including interest credited at rates which range from 3.0% to 4.5%, amounts that have been assessed to compensate us for services to be performed over future periods, accumulated account deposits, withdrawals and any amounts previously assessed against the policyholder that are refundable. There may also be a liability recorded for contracts that include additional death or other insurance benefit features as discussed above.

The Company periodically reviews its estimates of actuarial liabilities for policyholder benefits and compares them with its actual experience. Differences between actual experience and the assumptions used in pricing these policies and guarantees, as well as in the establishment of the related liabilities, result in variances in profit and could result in losses.

Policy liabilities and accruals also include liabilities for outstanding claims, losses and loss adjustment expenses based on individual case estimates for reported losses and estimates of unreported losses based on past experience. The Company does not establish claim liabilities until a loss has occurred. However, unreported losses and loss adjustment expenses includes estimates of claims that the Company believes have been incurred but have not yet been reported as of the balance sheet date.

Embedded derivatives

Certain contracts contain guarantees that are accounted for as embedded derivative instruments. These guarantees are assessed to determine if a separate instrument with the same terms would qualify as a derivative and if they are not clearly and closely related to the economic characteristics of the host contract. Contract guarantees that meet these criteria are reported separately from the host contract and reported at fair value.

The guaranteed minimum withdrawal benefit (“GMWB”), guaranteed minimum accumulation benefit (“GMAB”) and combination rider (“COMBO”) represent embedded derivative liabilities in the variable annuity contracts. These liabilities are accounted for at fair value within policyholder deposit funds on the balance sheets with changes in the fair value of embedded derivatives recorded in realized investment gains on the statements of income and comprehensive income. The fair value of the GMWB, GMAB and COMBO obligation is calculated based on actuarial and capital market assumptions related to the projected cash flows, including benefits and related contract charges, over the lives of the contracts, incorporating expectations concerning policyholder behavior. As markets change, contracts mature and actual policyholder behavior emerges, these assumptions are continually evaluated and may from time to time be adjusted.

Fixed indexed annuities offer a variety of index options: policy credits that are calculated based on the performance of an outside equity market or other index over a specified term. The index options represent embedded derivative liabilities accounted for at fair value within policyholder deposit funds on the balance sheets with changes in fair value recorded in realized investment gains and losses in the statements of income and comprehensive income. The fair value of these index options is based on the impact of projected interest rates and equity markets and is discounted using the projected interest rate. Several additional inputs reflect our internally developed assumptions related to lapse rates and policyholder behavior.

See Note 7 to these financial statements for additional information regarding embedded derivatives.

Policyholder deposit funds

Amounts received as payment for certain deferred annuities and other contracts without life contingencies are reported as deposits to policyholder deposit funds. The liability for deferred annuities and other contracts without life contingencies is equal to the balance that accrues to the benefit of the contract owner as of the financial statement date which includes the accumulation of deposits plus interest credited, less withdrawals and amounts assessed through the financial statement date as well as accumulated policyholder dividends and the liability representing the fair value of embedded derivatives associated with those contracts.

Contingent liabilities

Management evaluates each contingent matter separately and in aggregate. Amounts related to contingent liabilities are accrued if it is probable that a liability has been incurred and an amount is reasonably estimable.

F-16

2.	Basis of Presentation and Significant Accounting Policies (continued)

Revenue recognition

We recognize premiums for long-duration life insurance products as revenue when due from policyholders. We match benefits, losses and related expenses with premiums over the related contract periods.

Amounts received as payment for interest sensitive life contracts, deferred annuities and contracts without life contingencies are considered deposits and are not included in revenue. Revenues from these products consist primarily of fees assessed during the period against the policyholders’ account balances for mortality charges, policy administration charges and surrender charges. Fees assessed that represent compensation for services to be provided in the future are deferred and amortized into revenue over the life of the related contracts in proportion to EGPs.

Certain variable annuity contracts and fixed index annuity contract riders provide the holder a guarantee that the benefit received upon death or annuitization will be no less than a minimum prescribed amount. These benefits are accounted for as insurance benefits. Certain variable annuity contracts features and fixed index annuity index options are considered embedded derivatives. See Note 7 to these financial statements for additional information.

Reinsurance

Premiums, policy benefits and operating expenses related to our term insurance policies are stated net of reinsurance ceded to other companies, except for amounts associated with certain modified coinsurance contracts which are reflected in the Company’s financial statements based on the application of the deposit method of accounting. Estimated reinsurance recoverables and the net estimated cost of reinsurance are recognized over the life of the reinsured treaty using assumptions consistent with those used to account for the policies subject to the reinsurance.

For universal life and variable universal life contracts, reinsurance premiums and ceded benefits are reflected net within policy benefits. Reinsurance recoverables are recognized in the same period as the related reinsured claim. The net cost or benefit of reinsurance (the present value of all expected ceded premium payments and expected future benefit payments) is recognized over the life of the reinsured treaty using assumptions consistent with those used to account for the policies subject to the reinsurance.

Operating expenses

Operating expenses are recognized on the accrual basis which are allocated to the Company by Phoenix Life. Expenses allocated may not be indicative of a standalone company. See Note 11 to these financial statements for additional information regarding the service agreement.

Income taxes

Income tax expense or benefit is recognized based upon amounts reported in the financial statements and the provisions of currently enacted tax laws. Deferred tax assets and/or liabilities are determined by multiplying the differences between the financial reporting and tax reporting bases for assets and liabilities by the enacted tax rates expected to be in effect when such differences are recovered or settled. Valuation allowances on deferred tax assets are recorded to the extent that management concludes that it is more likely than not that an asset will not be realized.

We recognize current income tax assets and liabilities for estimated income taxes refundable or payable based on the income tax returns. We recognize deferred income tax assets and liabilities for the estimated future income tax effects of temporary differences and carryovers. Temporary differences are the differences between the financial statement carrying amounts of assets and liabilities and their tax bases, as well as the timing of income or expense recognized for financial reporting and tax purposes of items not related to assets or liabilities. If necessary, we establish valuation allowances to reduce the carrying amount of deferred income tax assets to amounts that are more likely than not to be realized. We periodically review the adequacy of these valuation allowances and record any increase or reduction in allowances in accordance with intraperiod allocation rules. We assess all significant tax positions to determine if a liability for an uncertain tax position is necessary and, if so, the impact on the current or deferred income tax balances. Also, if indicated, we recognize interest or penalties related to income taxes as a component of the income tax provision.

F-17

2.	Basis of Presentation and Significant Accounting Policies (continued)

We are included in the consolidated federal income tax return filed by PNX and are party to a tax sharing agreement by and among PNX and its subsidiaries. In accordance with this agreement, federal income taxes are allocated as if they had been calculated on a separate company basis, except that benefits for any net operating losses or other tax credits generated by the Company will be provided at the earlier of when such loss or credit is utilized in the consolidated federal tax return and when the tax attribute would have otherwise expired.

Audit fees and other professional services associated with the Restatement

Professional fees associated with the restatement of the 2012 Form 10-K which was filed on April 30, 2014 are being recognized and expensed as incurred and totaled $18.6 million in 2013.

3.	Reinsurance

We use reinsurance agreements to limit potential losses, reduce exposure to larger risks and provide capital relief with regard to certain reserves.

The amount of risk ceded depends on our evaluation of the specific risk and applicable retention limits. For business sold prior to December 31, 2010, our retention limit on any one life is $10 million for single life and joint first-to-die policies and $12 million for joint last-to-die policies. Beginning January 1, 2011, our retention limit on new business is $5 million for single life and joint first-to-die policies and $6 million for second-to-die policies. We also assume reinsurance from other insurers.

Our reinsurance program cedes various types of risks to other reinsurers primarily under yearly renewable term and coinsurance agreements. Yearly renewable term and coinsurance agreements result in passing all or a portion of the risk to the reinsurer. Under coinsurance agreements on our term insurance policies, the reinsurer receives a proportionate amount of the premiums less an allowance for commissions and expenses and is liable for a corresponding proportionate amount of all benefit payments. Under our yearly renewable term agreements, the ceded premium represents a charge for the death benefit coverage.

During 2008, the Company and Phoenix Life, a related party, entered into a reinsurance agreement. Under this agreement, the Company cedes risk associated with certain universal life contracts and the associated riders to Phoenix Life. The reinsurance transaction between the Company and Phoenix Life is structured as a coinsurance agreement. At the inception of the contract a gain was recognized primarily due to the ceding commission received from Phoenix Life and the difference between the U.S. GAAP and statutory basis reserve balances. The gain on this transaction is being amortized over the remaining life of the reinsured contracts.

Effective October 1, 2009, the Company and Phoenix Life and Annuity Company coinsured all the benefit risks, net of existing reinsurance, on their term life business in force.

On July 1, 2012 the Company recaptured the business associated with a reinsurance contract with Phoenix Life, whereby we ceded to Phoenix Life certain of the liabilities related to guarantees on our annuity products. This contract qualified as a freestanding derivative and the derivative asset previously reported within receivable from related parties was reversed at the time of recapture.

Trust agreements and irrevocable letters of credit aggregating $26.7 million at December 31, 2013 have been arranged with commercial banks in our favor to collateralize the ceded reserves.

Reinsurance recoverable includes balances due from reinsurers for paid and unpaid losses and is presented net of an allowance for uncollectable reinsurance. The reinsurance recoverable balance is $500.6 million and $427.1 million as of December 31, 2013 and 2012, respectively. Other reinsurance activity is shown below.

F-18

3.	Reinsurance (continued)

Direct Business and Reinsurance:	Years Ended December 31,
($ in millions)	2013	2012	2011

Direct premiums	$80.9	$79.2	$77.1
Premiums ceded to non-affiliate reinsurers [1]	(67.0)	(70.7)	(74.8)
Premiums	$13.9	$8.5	$2.3

Direct policy benefits incurred	$258.5	$281.4	$161.4
Policy benefits assumed from non-affiliate reinsureds	0.2	1.0	3.8
Policy benefits ceded to:
Affiliate reinsurers	(18.0)	(13.7)	(5.3)
Non-affiliate reinsurers	(119.5)	(114.7)	(86.0)
Policy benefits ceded to reinsurers	(137.5)	(128.4)	(91.3)
Premiums paid to:
Affiliate reinsurers	22.3	20.1	19.7
Non-affiliate reinsurers	44.4	60.8	58.7
Premiums paid to reinsurers [2]	66.7	80.9	78.4
Policy benefits [3]	$187.9	$234.9	$152.3

Direct life insurance in-force	$58,198.8	$62,701.8	$68,205.1
Life insurance in-force assumed from reinsureds	93.2	78.5	66.1
Life insurance in-force ceded to:
Affiliate reinsurers	(1,622.9)	(1,859.3)	(2,520.7)
Non-affiliate reinsurers	(42,957.9)	(46,950.4)	(49,800.1)
Life insurance in-force ceded to reinsurers	(44,580.8)	(48,809.7)	(52,320.8)
Life insurance in-force	$13,711.2	$13,970.6	$15,950.4
Percentage of amount assumed to net insurance in-force	0.7%	0.6%	0.4%
———————

[1]	Primarily represents premiums ceded to reinsurers related to term insurance policies.

[2]
For universal life and variable universal life contracts, premiums paid to reinsurers are reflected within policy benefits. See Note 2 to these financial statements for additional information regarding significant accounting policies.

[3]
Policy benefit amounts above exclude changes in reserves, interest credited to policyholders and other items, which total $98.6 million, $161.9 million and $150.3 million, net of reinsurance, for the years ended December 31, 2013, 2012 and 2011, respectively.

We remain liable to the extent that reinsuring companies may not be able to meet their obligations under reinsurance agreements in effect. Failure of the reinsurers to honor their obligations could result in losses to the Company. Since we bear the risk of nonpayment, on a quarterly basis we evaluate the financial condition of our reinsurers and monitor concentrations of credit risk. Based on our review of their financial statements, reputation in the reinsurance marketplace and other relevant information, we believe that we have no material exposure to uncollectible life reinsurance. At December 31, 2013, five major reinsurance companies account for approximately 73% of the reinsurance recoverable.

F-19

4.	Deferred Policy Acquisition Costs

The balances of and changes in deferred policy acquisition costs as of and for the years ended December 31, are as follows:

Deferred Policy Acquisition Costs:	Years Ended December 31,
($ in millions)	2013	2012	2011

Policy acquisition costs deferred	$66.7	$69.8	$100.7
Costs amortized to expenses:
Recurring costs	(80.3)	(102.6)	(108.1)
Assumption unlocking	1.6	(1.4)	(1.3)
Realized investment gains (losses)	(9.7)	0.5	(0.1)
Offsets to net unrealized investment gains or losses included in AOCI [1]	57.8	(29.2)	(37.4)
Change in deferred policy acquisition costs	36.1	(62.9)	(46.2)
Deferred policy acquisition costs, beginning of period	426.2	489.1	535.3
Deferred policy acquisition costs, end of period	$462.3	$426.2	$489.1
———————

[1]
An offset to deferred policy acquisition costs and AOCI is recorded each period to the extent that, had unrealized holding gains or losses from securities classified as available-for-sale actually been realized, an adjustment to deferred policy acquisition costs amortized using gross profits or gross margins would result.

During the years ended December 31, 2013, 2012 and 2011, deferred expenses primarily consisted of third-party commissions related to fixed indexed annuity sales.

5.	Sales Inducements

The Company currently offers bonus payments to contract owners on certain of its individual life and annuity products. Expenses incurred related to bonus payments are deferred and amortized over the life of the related contracts in a pattern consistent with the amortization of deferred policy acquisition costs. The Company unlocks the assumption used in the amortization of the deferred sales inducement asset consistent with the unlock of assumptions used in determining EGPs. Deferred sales inducements are included in other assets on the balance sheets and amortization of deferred sales inducements is included in other operating expense on the statements of income and comprehensive income.

Changes in Deferred Sales Inducement Activity:	Years Ended December 31,
($ in millions)	2013	2012	2011

Deferred asset, beginning of period	$60.9	$49.7	$20.4
Sales inducements deferred	10.7	15.4	48.3
Amortization charged to income	(7.3)	(6.8)	(4.9)
Offsets to net unrealized investment gains or losses included in AOCI	11.4	2.6	(14.1)
Deferred asset, end of period	$75.7	$60.9	$49.7

6.	Investing Activities

Debt securities

The following tables present the debt securities available-for-sale by sector held at December 31, 2013 and 2012, respectively. The unrealized loss amounts presented below include the non-credit loss component of OTTI losses. We classify these investments into various sectors in line with industry conventions.

F-20

6.	Investing Activities (continued)

Fair Value and Cost of Securities:	December 31, 2013
($ in millions)		Gross	Gross		OTTI
	Amortized	Unrealized	Unrealized	Fair	Recognized
	Cost	Gains [1]	Losses [1]	Value	in AOCI [2]

U.S. government and agency	$66.1	$3.3	$(0.8)	$68.6	$—
State and political subdivision	156.2	3.8	(5.4)	154.6	(0.2)
Foreign government	63.1	2.7	(0.3)	65.5	—
Corporate	2,194.9	69.5	(57.1)	2,207.3	(1.5)
Commercial mortgage-backed (“CMBS”)	241.9	13.0	(1.2)	253.7	(0.4)
Residential mortgage-backed (“RMBS”)	513.7	7.9	(11.8)	509.8	(8.6)
CDO/CLO	70.6	1.7	(1.4)	70.9	(3.0)
Other asset-backed	96.1	3.7	(3.9)	95.9	—
Available-for-sale debt securities	$3,402.6	$105.6	$(81.9)	$3,426.3	$(13.7)
———————

[1]	Net unrealized investment gains and losses on securities classified as available-for-sale and certain other assets are included in our balance sheets as a component of AOCI.

[2]
Represents the amount of non-credit OTTI losses recognized in AOCI excluding net unrealized gains or losses subsequent to the date of impairment. The table above presents the special category of AOCI for debt securities that are other-than-temporarily impaired when the impairment loss has been split between the credit loss component (in earnings) and the non-credit component.

Fair Value and Cost of Securities:	December 31, 2012
($ in millions)		Gross	Gross		OTTI
	Amortized	Unrealized	Unrealized	Fair	Recognized
	Cost	Gains [1]	Losses [1]	Value	in AOCI [2]

U.S. government and agency	$35.8	$4.8	$(0.4)	$40.2	$—
State and political subdivision	120.5	10.9	(0.5)	130.9	(0.2)
Foreign government	44.4	7.4	—	51.8	—
Corporate	1,776.9	144.6	(24.0)	1,897.5	(1.5)
CMBS	229.6	26.0	(1.6)	254.0	(0.6)
RMBS	412.6	17.5	(7.6)	422.5	(9.0)
CDO/CLO	59.2	1.8	(4.2)	56.8	(3.3)
Other asset-backed	119.1	6.0	(6.5)	118.6	—
Available-for-sale debt securities	$2,798.1	$219.0	$(44.8)	$2,972.3	$(14.6)
———————

[1]	Net unrealized investment gains and losses on securities classified as available-for-sale and certain other assets are included in our balance sheets as a component of AOCI.

[2]
Represents the amount of non-credit OTTI losses recognized in AOCI excluding net unrealized gains or losses subsequent to the date of impairment. The table above presents the special category of AOCI for debt securities that are other-than-temporarily impaired when the impairment loss has been split between the credit loss component (in earnings) and the non-credit component.

F-21

6.	Investing Activities (continued)

Maturities of Debt Securities:	December 31, 2013
($ in millions)	Amortized	Fair
	Cost	Value

Due in one year or less	$36.1	$36.8
Due after one year through five years	438.5	464.0
Due after five years through ten years	1,227.7	1,225.4
Due after ten years	778.0	769.8
CMBS/RMBS/ABS/CDO/CLO [1]	922.3	930.3
Total	$3,402.6	$3,426.3
———————

[1]	CMBS, RMBS, ABS, CDO and CLO are not listed separately in the table as each security does not have a single fixed maturity.

The maturities of debt securities, as of December 31, 2013, are summarized in the table above by contractual maturity. Actual maturities may differ from contractual maturities as certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties, and we have the right to put or sell certain obligations back to the issuers.

The following table depicts the sources of available-for-sale investment proceeds and related investment gains (losses).

Sales of Available-for-Sale Securities:	As of December 31,
($ in millions)	2013	2012	2011
Debt securities, available-for-sale
Proceeds from sales	$90.0	$160.0	$68.5
Proceeds from maturities/repayments	286.1	285.3	180.0
Gross investment gains from sales, prepayments and maturities	11.3	22.8	2.4
Gross investment losses from sales and maturities	(0.4)	(0.7)	(0.8)

Aging of Temporarily Impaired	As of
Debt Securities:	December 31, 2013
($ in millions)	Less than 12 months		Greater than 12 months		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Losses	Value	Losses	Value	Losses
Debt Securities
U.S. government and agency	$14.5	$(0.8)	$—	$—	$14.5	$(0.8)
State and political subdivision	65.3	(4.4)	4.0	(1.0)	69.3	(5.4)
Foreign government	17.0	(0.3)	—	—	17.0	(0.3)
Corporate	806.5	(38.3)	120.5	(18.8)	927.0	(57.1)
CMBS	39.4	(1.1)	3.0	(0.1)	42.4	(1.2)
RMBS	243.5	(8.5)	40.3	(3.3)	283.8	(11.8)
CDO/CLO	30.5	(0.3)	24.1	(1.1)	54.6	(1.4)
Other asset-backed	7.9	(0.1)	8.0	(3.8)	15.9	(3.9)
Total temporarily impaired securities	$1,224.6	$(53.8)	$199.9	$(28.1)	$1,424.5	$(81.9)
Below investment grade	$33.7	$(1.9)	$12.1	$(1.7)	$45.8	$(3.6)
Number of securities		325		79		404

F-22

6.	Investing Activities (continued)

Unrealized losses on below-investment-grade debt securities with a fair value depressed by more than 20% of amortized cost totaled $1.0 million at December 31, 2013, of which $0.8 million was depressed by more than 20% of amortized cost for more than 12 months.

These securities were considered to be temporarily impaired at December 31, 2013 because each of these securities had performed, and are expected to perform, in accordance with original contractual terms. In addition, management does not have the intention to sell nor does it expect to be required to sell these securities prior to their recovery.

As of December 31, 2013, available-for-sale securities in an unrealized loss position for over 12 months consisted of 79 debt securities. The debt securities primarily consist of asset backed securities and corporate securities, which have depressed values due primarily to an increase in interest rates since the purchase of these securities. Unrealized losses were not recognized in earnings on these debt securities since the Company neither intends to sell the securities nor do we believe that it is more likely than not that it will be required to sell these securities before recovery of their amortized cost basis. Additionally, based on a security-by-security analysis, we expect to recover the entire amortized cost basis of these securities. Securities in a loss position with a duration of less than 12 months have generally experienced declines in value due to rising interest rates but the Company expects to recover the entire amortized cost basis of these securities. In our evaluation of each security, management considers the actual recovery periods for these securities in previous periods of broad market declines. For securities with significant declines, individual security level analysis is performed, which considers any credit enhancements, expectations of defaults on underlying collateral and other available market data, including industry analyst reports and forecasts.

Aging of Temporarily Impaired	As of
Debt Securities:	December 31, 2012
($ in millions)	Less than 12 months		Greater than 12 months		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Losses	Value	Losses	Value	Losses
Debt Securities
U.S. government and agency	$—	$—	$3.5	$(0.4)	$3.5	$(0.4)
State and political subdivision	4.8	(0.3)	1.0	(0.2)	5.8	(0.5)
Foreign government	—	—	—	—	—	—
Corporate	114.5	(1.7)	64.7	(22.3)	179.2	(24.0)
CMBS	0.7	(0.1)	10.6	(1.5)	11.3	(1.6)
RMBS	24.1	(0.2)	52.6	(7.4)	76.7	(7.6)
CDO/CLO	—	—	39.0	(4.2)	39.0	(4.2)
Other asset-backed	0.9	—	10.7	(6.5)	11.6	(6.5)
Total temporarily impaired securities	$145.0	$(2.3)	$182.1	$(42.5)	$327.1	$(44.8)
Below investment grade	$7.8	$(0.5)	$63.4	$(25.4)	$71.2	$(25.9)
Number of securities		48		89		137

Unrealized losses on below-investment-grade debt securities with a fair value depressed by more than 20% of amortized cost totaled $21.6 million at December 31, 2012, of which $21.6 million was depressed by more than 20% of amortized cost for more than 12 months.

These securities were considered to be temporarily impaired at December 31, 2012 because each of these securities had performed, and are expected to perform, in accordance with original contractual terms. In addition, management does not have the intention to sell nor does it expect to be required to sell these securities prior to their recovery.

F-23

6.	Investing Activities (continued)

As of December 31, 2012, available-for-sale securities in an unrealized loss position for over 12 months consisted of 89 debt securities. The debt securities primarily consist of asset backed securities and corporate securities, which have depressed values due primarily to an increase in interest rates since the purchase of these securities. Unrealized losses were not recognized in earnings on these debt securities since the Company neither intends to sell the securities nor do we believe that it is more likely than not that it will be required to sell these securities before recovery of their amortized cost basis. Additionally, based on a security-by-security analysis, we expect to recover the entire amortized cost basis of these securities. Securities in a loss position with a duration of less than 12 months have generally experienced declines in value due to rising interest rates but the Company expects to recover the entire amortized cost basis of these securities. In our evaluation of each security, management considers the actual recovery periods for these securities in previous periods of broad market declines. For securities with significant declines, individual security level analysis is performed, which considers any credit enhancements, expectations of defaults on underlying collateral and other available market data, including industry analyst reports and forecasts.

Evaluating temporarily impaired available-for-sale securities

In management’s evaluation of temporarily impaired securities, many factors about individual issuers of securities as well as our best judgment in determining the cause of a decline in the estimated fair value are considered in the assessment of potential near-term recovery in the security’s value. Some of those considerations include, but are not limited to: (i) duration of time and extent to which the estimated fair value has been below cost or amortized cost; (ii) for debt securities, if the Company has the intent to sell or will more likely than not be required to sell a particular security before the decline in estimated fair value below amortized cost recovers; (iii) whether the issuer is experiencing significant financial difficulties and the potential for impairments of that issuer’s securities; (iv) pervasive issues across an entire industry sector/sub-sector; and (v) for structured securities, assessing any changes in the forecasted cash flows, the quality of underlying collateral, expectations of prepayment speeds, loss severity and payment priority of tranches held.

Other-than-temporary impairments

Management assessed all securities in an unrealized loss position in determining whether impairments were temporary or other-than-temporary. In reaching its conclusions, management exercised significant judgment and used a number of issuer-specific quantitative indicators and qualitative judgments to assess the probability of receiving a given security’s contractual cash flows. This included the issue’s implied yield to maturity, cumulative default rate based on rating, comparisons of issue-specific spreads to industry or sector spreads, specific trading activity in the issue and other market data such as recent debt tenders and upcoming refinancing requirements. Management also reviewed fundamentals such as issuer credit and liquidity metrics, business outlook and industry conditions. Management maintains a watch list of securities that is reviewed for impairments. Each security on the watch list was evaluated, analyzed and discussed, with the positive and negative factors weighed in the ultimate determination of whether or not the security was other-than-temporarily impaired. For securities for which no OTTI was ultimately indicated at December 31, 2013, management does not have the intention to sell, nor does it expect to be required to sell, these securities prior to their recovery.

Fixed income OTTIs recorded were primarily concentrated in structured securities. These impairments were driven primarily by increased collateral default rates. In our judgment, these credit events and other adverse conditions of the collateral have caused, or will most likely lead to, a deficiency in the contractual cash flows related to the investment. Therefore, based upon these credit events, we have determined that OTTIs exist. Total debt impairments recognized through earnings related to such credit-related circumstances were $2.0 million in 2013, $2.8 million in 2012 and $2.8 million in 2011. Total equity impairments recognized through earnings were $0.4 million in 2011. There were no equity impairments recognized in 2013 and 2012. There were no limited partnerships and other investment OTTIs in 2013, 2012 and 2011.

In addition to these credit-related impairments recognized through earnings, we impaired securities to fair value through other comprehensive loss for any impairments related to non-credit related factors. These types of impairments were driven primarily by market or sector credit spread widening or by a lack of liquidity in the securities. The amount of impairments recognized as an adjustment to other comprehensive loss due to these factors was $(0.9) million in 2013, $2.2 million in 2012 and $6.9 million in 2011.

F-24

6.	Investing Activities (continued)

The following table presents a roll-forward of pre-tax credit losses recognized in earnings related to debt securities for which a portion of the OTTI was recognized in OCI.

Credit Losses Recognized in Earnings on Available-for-Sale Debt Securities for	As of December 31,
which a Portion of the OTTI Loss was Recognized in OCI:	2013	2012	2011
($ in millions)
Balance, beginning of period	$(17.8)	$(21.3)	$(19.9)
Add: Credit losses on securities not previously impaired [1]	(0.3)	(1.4)	(1.0)
Add: Credit losses on securities previously impaired [1]	(0.8)	(1.2)	(1.4)
Less: Credit losses on securities impaired due to intent to sell	—	—	—
Less: Credit losses on securities sold	0.3	6.1	1.0
Less: Increases in cash flows expected on previously impaired securities	—	—	—
Balance, end of period	$(18.6)	$(17.8)	$(21.3)
———————

[1]
Additional credit losses on securities for which a portion of the OTTI loss was recognized in AOCI are included within net OTTI losses recognized in earnings on the statements of income and comprehensive income.

Limited partnerships and other investments

Limited partnerships and other investments consist of private equity investments of $7.9 million and direct equity investments of $2.6 million as of December 31, 2013, and private equity investments of $6.7 million as of December 31, 2012.

Statutory deposits

Pursuant to certain statutory requirements, as of December 31, 2013 and 2012, we had on deposit securities with a fair value of $1.9 million and $2.4 million, respectively, in insurance department special deposit accounts. We are not permitted to remove the securities from these accounts without approval of the regulatory authority.

Net investment income

Net investment income is comprised primarily of interest income, including amortization of premiums and accretion of discounts on structured securities, based on yields which are changed due to expectations in projected principal and interest cash flows, gains and losses on securities measured at fair value and earnings from investments accounted for under the equity method of accounting.

Sources of Net Investment Income:	Years Ended December 31,
($ in millions)	2013	2012	2011

Debt securities [1]	$135.0	$122.5	$94.8
Policy loans	2.9	3.1	3.1
Limited partnerships and other investments	1.8	2.2	1.8
Fair value investments	2.6	4.0	2.8
Total investment income	142.3	131.8	102.5
Less: Investment expenses	1.5	0.9	1.4
Net investment income	$140.8	$130.9	$101.1
———————

[1]	Includes net investment income on short-term investments.

F-25

6.	Investing Activities (continued)

Net realized investment gains (losses)

Sources and Types of Net Realized Investment Gains (Losses):	Years Ended December 31,
($ in millions)	2013	2012	2011

Total other-than-temporary debt impairments	$(1.1)	$(5.0)	$(9.7)
Portion of loss recognized in OCI	(0.9)	2.2	6.9
Net debt impairments recognized in earnings	$(2.0)	$(2.8)	$(2.8)
Debt security impairments:
U.S. government and agency	$—	$—	$—
State and political subdivision	—	(0.1)	—
Foreign government	—	—	—
Corporate	—	—	(0.4)
CMBS	(0.3)	(0.1)	(0.4)
RMBS	(1.5)	(1.9)	(1.5)
CDO/CLO	(0.2)	(0.4)	(0.4)
Other asset-backed	—	(0.3)	(0.1)
Net debt security impairments	(2.0)	(2.8)	(2.8)
Equity security impairments	—	—	(0.4)
Impairment losses	(2.0)	(2.8)	(3.2)
Debt security transaction gains	11.3	22.8	2.5
Debt security transaction losses	(0.4)	(0.7)	(0.7)
Limited partnerships and other investment gains	—	—	0.1
Limited partnerships and other investment losses	—	(0.3)	(0.1)
Net transaction gains (losses)	10.9	21.8	1.8
Derivative instruments	(23.1)	(49.0)	6.2
Embedded derivatives [1]	17.6	11.2	(33.2)
Related party reinsurance derivatives	—	(3.5)	9.0
Assets valued at fair value	—	—	—
Net realized investment gains (losses), excluding impairment losses	5.4	(19.5)	(16.2)
Net realized investment gains (losses), including impairment losses	$3.4	$(22.3)	$(19.4)
———————

[1]
Includes the change in fair value of embedded derivatives associated with fixed index annuity indexed crediting feature and variable annuity GMWB, GMAB and COMBO riders. See Note 7 to these financial statements for additional disclosures.

F-26

6.	Investing Activities (continued)

Unrealized investment gains (losses)

Sources of Changes in Net Unrealized Investment Gains (Losses):	Years Ended December 31,
($ in millions)	2013	2012	2011

Debt securities	$(150.5)	$123.0	$77.2
Equity securities	—	—	0.1
Other investments	0.1	(0.2)	(0.1)
Net unrealized investment gains (losses)	$(150.4)	$122.8	$77.2

Net unrealized investment gains (losses)	$(150.4)	$122.8	$77.2
Applicable to deferred policy acquisition cost	(57.8)	29.2	37.4
Applicable to other actuarial offsets	(57.5)	59.9	20.1
Applicable to deferred income tax expense (benefit)	(11.8)	24.9	4.2
Offsets to net unrealized investment gains (losses)	(127.1)	114.0	61.7
Net unrealized investment gains (losses) included in OCI	$(23.3)	$8.8	$15.5

Non-consolidated variable interest entities

We hold limited partnership interests with various VIEs primarily as a passive investor in private equity limited partnerships and through direct investments, in which the general partners are not related parties. As the Company is not the general partner in any VIE structures, consolidation is based on evaluation of the primary beneficiary. This analysis includes a review of the VIE’s capital structure, nature of the VIE’s operations and purpose and the Company’s involvement with the entity. When determining the need to consolidate a VIE, the design of the VIE is evaluated as well as any exposed risks of the Company’s investment. As we do not have both: (i) the power to direct the activities of the VIE that most significantly impact the economic performance of the entity; and (ii) the obligation to absorb losses of the entity that could be potentially significant to the VIE or the right to receive benefits from the entity that could be potentially significant, we do not consolidate these VIEs. These investments are accounted for under the equity method of accounting and are included in limited partnerships and other investments on our balance sheets. We reassess our VIE determination with respect to an entity on an ongoing basis.

The carrying value of our investments in non-consolidated VIEs (based upon sponsor values and financial statements of the individual entities) for which we are not the primary beneficiary was $15.6 million and $2.1 million as of December 31, 2013 and 2012, respectively. The maximum exposure to loss is equal to the carrying amounts plus any unfunded commitments of the Company. Such a maximum loss would be expected to occur only upon bankruptcy of the issuer or investee. The Company has not provided nor intends to provide financial support to these entities unless contractually required. We do not have the contractual option to redeem these limited partnership interests but receive distributions based on the liquidation of the underlying assets. The Company must generally request general partner consent to transfer or sell its fund interests. The Company performs ongoing qualitative analysis of its involvement with VIEs to determine if consolidation is required.

In addition, the Company makes passive investments in structured securities issued by VIEs, for which the Company is not the manager, which are included in CMBS, RMBS, CDO/CLO and other asset-backed securities within available-for-sale debt securities, and in fair value investments, in the balance sheets. The Company has not provided financial or other support with respect to these investments other than its original investment. For these investments, the Company determined it is not the primary beneficiary due to the size of our investment relative to the structured securities issued by the VIE, the level of credit subordination which reduces the Company’s obligation to absorb losses or right to receive benefits, and the Company’s lack of power over the activities that most significantly impact the economic performance of the VIEs. The Company’s maximum exposure to loss on these investments is limited to the amount of our investment.

F-27

6.	Investing Activities (continued)

Issuer and counterparty credit exposure

Credit exposure related to issuers and derivatives counterparties is inherent in investments and derivative contracts with positive fair value or asset balances. We manage credit risk through the analysis of the underlying obligors, issuers and transaction structures. We review our debt security portfolio regularly to monitor the performance of obligors and assess the stability of their credit ratings. We also manage credit risk through industry and issuer diversification and asset allocation. Included in fixed maturities are below-investment-grade assets totaling $137.7 million and $182.5 million at December 31, 2013 and 2012, respectively. Maximum exposure to an issuer or derivative counterparty is defined by quality ratings, with higher quality issuers having larger exposure limits. As of December 31, 2013, we were not exposed to the credit concentration risk of any issuer representing greater than 10.0% of stockholder’s equity other than U.S. government and government agencies backed by the faith and credit of the U.S. government. We monitor credit exposures by actively monitoring dollar limits on transactions with specific counterparties. We have an overall limit on below-investment-grade rated issuer exposure. Additionally, the creditworthiness of counterparties is reviewed periodically. We generally use ISDA Master Agreements which include Credit Support Annexes which include collateral provisions to reduce counterparty credit exposures. To further mitigate the risk of loss on derivatives, we only enter into contracts in which the counterparty is a financial institution with a rating of A or higher from at least one Nationally Recognized Statistical Rating Organization.

As of December 31, 2013, we held derivative assets, net of liabilities, with a fair value of $127.0 million. Derivative credit exposure was diversified with eleven different counterparties. We also had debt securities of these counterparties with a fair value of $43.6 million as of December 31, 2013. Our maximum amount of loss due to credit risk with these issuers was $170.6 million as of December 31, 2013. See Note 8 to these financial statements for additional information regarding derivatives.

7.	Separate Accounts, Death Benefits and Other Insurance Benefit Features and Embedded Product Derivatives

Separate accounts

Separate account products are those for which a separate investment and liability account is maintained on behalf of the policyholder. Investment objectives for these separate accounts vary by fund account type, as outlined in the applicable fund prospectus or separate account plan of operations. We have variable annuity and variable life insurance contracts that are classified as separate account products. The assets supporting these contracts are carried at fair value and are reported as separate account assets with an equivalent amount reported as separate account liabilities. Amounts assessed against the policyholder for mortality, administration and other services are included within revenue in fee income. In 2013 and 2012, there were no gains or losses on transfers of assets from the general account to a separate account.

Assets with fair value and carrying value of $2.0 billion and $1.8 billion at December 31, 2013 and 2012, respectively, supporting fixed indexed annuities are maintained in accounts that are legally segregated from the other assets of the Company, but policyholders do not direct the investment of those assets and the investment performance does not pass through to the policyholders. These assets supporting fixed indexed annuity contracts are reported within the respective investment line items on the balance sheets.

On May 21, 2012, the employee pension plan surrendered its variable annuity contract with PHL Variable. All assets held within the employee pension plan separate account were subsequently transferred to the direct control of the plan’s trustee. This resulted in a decrease in separate account assets and liabilities of $464.2 million during the year ended December 31, 2012.

Separate Account Investments of Account Balances of Variable Annuity Contracts with Insurance Guarantees:	December 31,
($ in millions)	2013	2012

Debt securities	$322.1	$369.3
Equity funds	1,538.7	1,516.3
Other	47.4	49.7
Total	$1,908.2	$1,935.3

F-28

7.	Separate Accounts, Death Benefits and Other Insurance Benefit Features and Embedded Product Derivatives (continued)

Death benefits and other insurance benefit features

Variable annuity guaranteed benefits

We establish policy benefit liabilities for minimum death and income benefit guarantees relating to certain annuity policies as follows:

•
Liabilities associated with the guaranteed minimum death benefit (“GMDB”) are determined by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the expected life of the contract based on total expected assessments. The assumptions used for calculating the liabilities are generally consistent with those used for amortizing deferred policy acquisition costs.

Liabilities associated with the guaranteed minimum income benefit (“GMIB”) are determined by estimating the expected value of the income benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total expected assessments. The assumptions used for calculating such guaranteed income benefit liabilities are generally consistent with those used for amortizing deferred policy acquisition costs.

For variable annuities with GMDB and GMIB, reserves for these guarantees are calculated and recorded in policy liabilities and accruals on our balance sheets. Changes in the liability are recorded in policy benefits on our statements of income and comprehensive income. We regularly evaluate estimates used and adjust the additional liability balances, with a related charge or credit to benefit expense if actual experience or other evidence suggests that earlier assumptions should be revised.

Changes in Guaranteed Insurance Benefit Liability Balances:	Year Ended
($ in millions)	December 31, 2013
	Annuity	Annuity
	GMDB	GMIB

Liability balance as of January 1, 2013	$10.8	$20.9
Incurred	2.0	(3.4)
Paid	(2.7)	—
Change due to net unrealized gains or losses included in AOCI	—	(0.1)
Assumption unlocking	6.9	(7.9)
Liability balance as of December 31, 2013	$17.0	$9.5

Changes in Guaranteed Insurance Benefit Liability Balances:	Year Ended
($ in millions)	December 31, 2012
	Annuity	Annuity
	GMDB	GMIB

Liability balance as of January 1, 2012	$10.8	$17.0
Incurred	1.0	3.8
Paid	(1.0)	—
Change due to net unrealized gains or losses included in AOCI	—	0.3
Assumption unlocking	—	(0.2)
Liability balance as of December 31, 2012	$10.8	$20.9

F-29

7.	Separate Accounts, Death Benefits and Other Insurance Benefit Features and Embedded Product Derivatives (continued)

Changes in Guaranteed Insurance Benefit Liability Balances:	Year Ended
($ in millions)	December 31, 2011
	Annuity	Annuity
	GMDB	GMIB

Liability balance as of January 1, 2011	$11.2	$17.3
Incurred	1.5	(0.7)
Paid	(1.9)	—
Change due to net unrealized gains or losses included in AOCI	—	—
Assumption unlocking	—	0.4
Liability balance as of December 31, 2011	$10.8	$17.0

For those guarantees of benefits that are payable in the event of death, the net amount at risk (“NAR”) is generally defined as the benefit payable in excess of the current account balance at our balance sheet date. We have entered into reinsurance agreements to reduce the net amount of risk on certain death benefits. Following are the major types of death benefits currently in force:

GMDB and GMIB Benefits by Type:		NAR	Average
($ in millions)	Account	after	Attained Age
	Value	Reinsurance	of Annuitant
2013
GMDB return of premium	$728.8	$1.8	63
GMDB step up	1,401.0	7.0	63
GMDB earnings enhancement benefit (“EEB”)	35.9	0.1	64
GMDB greater of annual step up and roll up	26.7	4.8	68
Total GMDB at December 31, 2013	2,192.4	$13.7
Less: General account value with GMDB	294.7
Subtotal separate account liabilities with GMDB	1,897.7
Separate account liabilities without GMDB	155.0
Total separate account liabilities	$2,052.7
GMIB [1] at December 31, 2013	$385.7		64
2012
GMDB return of premium	$755.9	$5.7	62
GMDB step up	1,412.4	21.7	62
GMDB earnings enhancement benefit (“EEB”)	37.4	0.1	63
GMDB greater of annual step up and roll up	26.7	7.4	67
Total GMDB at December 31, 2012	2,232.4	$34.9
Less: General account value with GMDB	311.3
Subtotal separate account liabilities with GMDB	1,921.1
Separate account liabilities without GMDB	140.7
Total separate account liabilities	$2,061.8
GMIB [1] at December 31, 2012	$403.3		64
———————

[1]
Policies with a GMIB also have a GMDB, however these benefits are not additive. When a policy terminates due to death, any NAR related to GMIB is released. Similarly, when a policy goes into benefit status on a GMIB, its GMDB NAR is released.

F-30

7.	Separate Accounts, Death Benefits and Other Insurance Benefit Features and Embedded Product Derivatives (continued)

Return of Premium: The death benefit is the greater of current account value or premiums paid (less any adjusted partial withdrawals).

Step Up: The death benefit is the greater of current account value, premiums paid (less any adjusted partial withdrawals) or the annual step up amount prior to the oldest original owner attaining a certain age. On and after the oldest original owner attains that age, the death benefit is the greater of current account value or the death benefit at the end of the contract year prior to the oldest original owner’s attaining that age plus premium payments (less any adjusted partial withdrawals) made since that date.

Earnings Enhancement Benefit: The death benefit is the greater of the premiums paid (less any adjusted partial withdrawals) or the current account value plus the EEB. The EEB is an additional amount designed to reduce the impact of taxes associated with distributing contract gains upon death.

Greater of Annual Step Up and Annual Roll Up: The death benefit is the greatest of premium payments (less any adjusted partial withdrawals), the annual step up amount, the annual roll up amount or the current account value prior to the oldest original owner attaining age 81. On and after the oldest original owner attained age 81, the death benefit is the greater of current account value or the death benefit at the end of the contract year prior to the oldest original owner’s attained age of 81 plus premium payments (less any adjusted partial withdrawals) made since that date.

GMIB: The benefit is a series of monthly fixed annuity payments paid upon election of the rider. The monthly benefit is based on the greater of the sum of premiums (less any adjusted partial withdrawals) accumulated at an effective annual rate on the exercise date or 200% of the premiums paid (less any adjusted partial withdrawals) and a set of annuity payment rates that vary by benefit type and election age.

Fixed indexed annuity guaranteed benefits

Many of our fixed indexed annuities contain guaranteed benefits. We establish policy benefit liabilities for minimum death and minimum withdrawal benefit guarantees relating to these policies as follows:

•
Liabilities associated with the GMWB and Chronic Care guarantees are determined by estimating the value of the withdrawal benefits expected to be paid after the projected account value depletes and recognizing the value ratably over the accumulation period based on total expected assessments. Liabilities associated with the GMWB for the fixed indexed annuities differ from those contained on variable annuities in that the GMWB feature and the underlying contract, exclusive of the equity index crediting option, are fixed income instruments.

•
Liabilities associated with the GMDB are determined by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the expected life of the contract based on total expected assessments.

The assumptions used for calculating GMWB, GMDB and Chronic Care guarantees are consistent with those used for amortizing deferred policy acquisition costs. We regularly evaluate estimates used and adjust the additional liability balances, with a related charge or credit to benefit expense if actual experience or other evidence suggests that earlier assumptions should be revised. The GMWB, GMDB and Chronic Care guarantees on fixed indexed annuities are recorded in policy liabilities and accruals on our balance sheets.

F-31

7.	Separate Accounts, Death Benefits and Other Insurance Benefit Features and Embedded Product Derivatives (continued)

Changes in Guaranteed Liability Balances:	Fixed Indexed Annuity
($ in millions)	GMWB and GMDB
	Year Ended December 31,
	2013	2012	2011

Liability balance, beginning of period	$103.6	$5.6	$0.5
Incurred	62.5	40.1	5.1
Paid	(0.3)	—	—
Change due to net unrealized gains or losses included in AOCI	(57.1)	57.9	—
Assumption unlocking	(18.7)	—	—
Liability balance, end of period	$90.0	$103.6	$5.6

Universal life

Liabilities for universal life contracts in excess of the account balance, some of which contain secondary guarantees, are generally determined by estimating the expected value of benefits and expenses when claims are triggered and recognizing those benefits and expenses over the accumulation period based on total expected assessments. The assumptions used in estimating these liabilities are consistent with those used for amortizing deferred policy acquisition costs.

Changes in Guaranteed Liability Balances:	Universal Life
($ in millions)	Secondary Guarantees
	Year Ended December 31,
	2013	2012	2011

Liability balance, beginning of period	$115.8	$100.6	$89.9
Incurred	43.3	22.6	16.0
Paid	(14.3)	(9.5)	(6.3)
Change due to net unrealized gains or losses included in AOCI	(2.2)	2.1	1.0
Assumption unlocking	10.6	—	—
Liability balance, end of period	$153.2	$115.8	$100.6

In addition, the universal life block of business has experience which produces profits in earlier periods followed by losses in later periods for which additional reserves are required to be held above the account value liability. These reserves are accrued ratably over historical and anticipated positive income to offset the future anticipated losses. The assumptions used in estimating these liabilities are consistent with those used for amortizing deferred policy acquisition costs. The most significant driver of the positive 2013 unlock results in these reserves was the incorporation of a mortality improvement assumption in the overall mortality table, which resulted in improved expected mortality on these products.

Changes in Additional Liability Balances:	Universal Life
($ in millions)	Profits Followed by Losses
	Year Ended December 31,
	2013	2012	2011

Liability balance, beginning of period	$300.4	$203.0	$109.7
Expenses	48.6	37.1	138.8
Change due to net unrealized gains or losses included in AOCI	(0.6)	16.9	0.4
Assumption unlocking	(75.0)	43.4	(45.9)
Liability balance, end of period	$273.4	$300.4	$203.0

F-32

7.	Separate Accounts, Death Benefits and Other Insurance Benefit Features and Embedded Product Derivatives (continued)

Embedded derivatives

Variable annuity embedded derivatives

Certain separate account variable products may contain a GMWB, GMAB and/or COMBO rider. These features are accounted for as embedded derivatives as described below.

Non-Insurance Guaranteed Product Features:		Average
($ in millions)	Account	Attained Age
	Value	of Annuitant
2013
GMWB	$551.1	64
GMAB	370.9	59
COMBO	7.0	63
Total at December 31, 2013	$929.0
2012
GMWB	$547.4	63
GMAB	379.5	58
COMBO	8.3	61
Total at December 31, 2012	$935.2

The GMWB rider guarantees the contract owner a minimum amount of withdrawals and benefit payments over time, regardless of the investment performance of the contract, subject to an annual limit. Optional resets are available. In addition, these contracts have a feature that allows the contract owner to receive the guaranteed annual withdrawal amount for as long as they are alive.

The GMAB rider provides the contract owner with a minimum accumulation of the contract owner’s purchase payments deposited within a specific time period, adjusted for withdrawals, after a specified amount of time determined at the time of issuance of the variable annuity contract.

The COMBO rider includes either the GMAB or GMWB rider as well as the GMDB rider at the contract owner’s option.

On July 1, 2012 the Company recaptured the business associated with a reinsurance contract with Phoenix Life, whereby we ceded to Phoenix Life certain of the liabilities related to guarantees on our annuity products. This contract qualified as a freestanding derivative and the derivative asset previously reported within receivable from related parties was reversed at the time of recapture. The derivative asset was $3.5 million at December 31, 2011.

The GMWB, GMAB and COMBO features represent embedded derivative liabilities in the variable annuity contracts that are required to be reported separately from the host variable annuity contract. These liabilities are recorded at fair value within policyholder deposit funds on the balance sheets with changes in fair value recorded in realized investment gains on the statements of income and comprehensive income. The fair value of the GMWB, GMAB and COMBO obligation is calculated based on actuarial and capital market assumptions related to the projected cash flows, including benefits and related contract charges, over the lives of the contracts, incorporating expectations concerning policyholder behavior. As markets change, contracts mature and actual policyholder behavior emerges, these assumptions are continually evaluated and may from time to time be adjusted. Embedded derivative liabilities for GMWB, GMAB and COMBO are shown in the table below.

F-33

7.	Separate Accounts, Death Benefits and Other Insurance Benefit Features and Embedded Product Derivatives (continued)

Variable Annuity Embedded Derivative Liabilities:	As of December 31,
($ in millions)	2013	2012

GMWB	$(5.1)	$14.3
GMAB	1.4	14.3
COMBO	(0.4)	(0.3)
Total variable annuity embedded derivative liabilities	$(4.1)	$28.3

There were no benefit payments made for the GMWB and GMAB during 2013 and 2012. We have established a risk management strategy under which we hedge our GMAB, GMWB and COMBO exposure using equity index options, equity index futures, equity index variance swaps, interest rate swaps and swaptions.

Fixed indexed annuity embedded derivatives

Fixed indexed annuities may also contain a variety of index-crediting options: policy credits that are calculated based on the performance of an outside equity market or other index over a specified term. These index options are embedded derivative liabilities that are required to be reported separately from the host contract. These index options are accounted for at fair value and recorded in policyholder deposits within the balance sheets with changes in fair value recorded in realized investment gains, in the statements of income and comprehensive income. The fair value of these index options is calculated using the budget method. See Note 9 to these financial statements for additional information. Several additional inputs reflect our internally developed assumptions related to lapse rates and other policyholder behavior. The fair value of these embedded derivatives was $78.9 million and $51.2 million as of December 31, 2013 and 2012, respectively. In order to manage the risk associated with these equity indexed-crediting features, we hedge using equity index options. See Note 8 to these financial statements for additional information.

Embedded derivatives realized gains and losses

Changes in the fair value of embedded derivatives associated with variable annuity and fixed indexed annuity contracts are recorded as realized investment gains and losses within the statements of income and comprehensive income. Embedded derivatives gains and (losses) recognized in earnings are $17.6 million and $11.2 million for the years ended December 31, 2013 and 2012, respectively.

8.	Derivative Instruments

We use derivative financial instruments, including options, futures and swaps as a means of hedging exposure to interest rate, equity price change, equity volatility and foreign currency risk. This includes our surplus hedge which utilizes futures and options to hedge against declines in equity markets and the resulting statutory capital and surplus impact. We also use derivative instruments to economically hedge our exposure on living benefits offered on certain of our variable annuity products as well as index credits on our fixed indexed annuity products.

The Company seeks to enter into over-the-counter (“OTC”) derivative transactions pursuant to master agreements that provide for a netting of payments and receipts by counterparty. As of December 31, 2013 and 2012, $7.8 million and $8.5 million, respectively, of cash and cash equivalents were held as collateral by a third party related to our derivative transactions.

Our derivatives are not designated as hedges for accounting purposes.

F-34

8.	Derivative Instruments (continued)

Derivative Instruments:			Fair Value as of
($ in millions)			December 31, 2013
		Notional
	Maturity	Amount	Assets	Liabilities [1]

Interest rate swaps	2016 - 2027	$139.0	$3.9	$6.8
Variance swaps	2015 - 2017	0.9	—	7.9
Swaptions	2014 - 2015	3,902.0	30.7	—
Put options	2015 - 2022	391.0	29.5	—
Call options	2014 - 2018	1,701.6	161.2	96.1
Equity futures	2014	159.7	12.5	—
Total derivative instruments		$6,294.2	$237.8	$110.8
———————

[1]	Derivative liabilities are included in other liabilities on the balance sheets.

Derivative Instruments:			Fair Value as of
($ in millions)		Notional	December 31, 2012
	Maturity	Amount	Assets	Liabilities [1]

Interest rate swaps	2016-2027	$180.0	$15.5	$7.7
Variance swaps	2015-2017	0.9	—	4.4
Swaptions	2024	25.0	—	—
Put options	2015-2022	391.0	69.5	—
Call options	2013-2017	1,328.4	50.6	33.6
Equity futures	2013	182.9	13.8	—
Total derivative instruments		$2,108.2	$149.4	$45.7
———————

[1]	Derivative liabilities are included in other liabilities on the balance sheets.

Derivative Instrument Gains (Losses) Recognized in Realized Investment Gains (Losses):	Years Ended
($ in millions)	December 31,
	2013	2012	2011
Derivative instruments by type
Interest rate swaps	$(11.4)	$(1.7)	$6.9
Variance swaps	(3.6)	(7.9)	3.5
Swaptions	17.3	(0.2)	(0.8)
Put options	(40.7)	(20.9)	10.6
Call options	60.1	0.9	(8.9)
Equity futures	(44.8)	(19.2)	(5.1)
Embedded derivatives	17.6	11.2	(33.2)
Related party reinsurance derivatives	—	(3.5)	9.0
Total derivative instrument gains (losses) recognized in realized investment gains (losses)	$(5.5)	$(41.3)	$(18.0)

Interest Rate Swaps

We maintain an overall interest rate risk management strategy that primarily incorporates the use of interest rate swaps as hedges of our exposure to changes in interest rates. Our exposure to changes in interest rates primarily results from our commitments to fund interest-sensitive insurance liabilities, as well as from our significant holdings of fixed rate financial instruments. We use interest rate swaps that effectively convert variable rate cash flows to fixed cash flows in order to hedge the interest rate risks associated with guaranteed minimum living benefit (GMAB/GMWB) rider liabilities.

F-35

8.	Derivative Instruments (continued)

Interest Rate Options

We use interest rate options, such as swaptions, to hedge against market risks to assets or liabilities from substantial changes in interest rates. An interest rate swaption gives us the right but not the obligation to enter into an underlying swap. Swaptions are options on interest rate swaps. All of our swaption contracts are receiver swaptions, which give us the right to enter into a swap where we will receive the agreed-upon fixed rate and pay the floating rate. If the market conditions are favorable and the swap is needed to continue hedging our in force liability business, we will exercise the swaption and enter into a fixed rate swap. If a swaption contract is not exercised by its option maturity date, it expires with no value.

Exchange Traded Future Contracts

We use equity index futures to hedge the market risks from changes in the value of equity indices, such as S&P 500, associated with guaranteed minimum living benefit (GMAB/GMWB) rider liabilities. Positions are short-dated, exchange-traded futures with maturities of three months.

Equity Index Options

We use equity indexed options to hedge against market risks from changes in equity markets, volatility and interest rates.

An equity index option affords us the right to make or receive payments based on a specified future level of an equity market index. We may use exchange-trade or OTC options.

Generally, we have used a combination of equity index futures, interest rate swaps, variance swaps and long-dated put options to hedge our GMAB and GMWB liabilities and equity index call options to hedge our indexed annuity option liabilities.

Offsetting of Derivative Assets/Liabilities

The Company may enter into netting agreements with counterparties that permit the Company to offset receivables and payables with such counterparties. The following tables present the gross fair value amounts, the amounts offset and net position of derivative instruments eligible for offset in the Company’s balance sheets that are subject to an enforceable master netting arrangement upon certain termination events, irrespective of whether they are offset in the balance sheet.

	December 31, 2013
Offsetting of		Gross		Gross amounts not offset
Derivative Assets/Liabilities:	Gross	amounts	Net amounts	in the balance sheet
($ in millions)	amounts	offset in the	presented in the	Financial	Cash collateral
	recognized [1]	balance sheet	balance sheet	instruments	pledged [2]	Net amount

Total derivative assets	$237.8	$—	$237.8	$(110.2)	$—	$127.6
Total derivative liabilities	$(110.8)	$—	$(110.8)	$110.2	$0.6	$—

	December 31, 2012
Offsetting of		Gross		Gross amounts not offset
Derivative Assets/Liabilities:	Gross	amounts	Net amounts	in the balance sheet
($ in millions)	amounts	offset in the	presented in the	Financial	Cash collateral
	recognized [1]	balance sheet	balance sheet	instruments	pledged [2]	Net amount

Total derivative assets	$149.4	$—	$149.4	$(45.7)	$—	$103.7
Total derivative liabilities	$(45.7)	$—	$(45.7)	$45.7	$—	$—
———————

[1]	Amounts include all derivative instruments, irrespective of whether there is a legally enforceable master netting arrangement in place.

[2]
Cash collateral pledged with derivative counterparties is recorded within other assets on the balance sheets. The Company pledges cash collateral to offset certain individual derivative liability positions with certain counterparties. Cash collateral of $7.2 million and $8.5 million as of December 31, 2013 and 2012, respectively, that exceeds the net liability resulting from the aggregate derivative positions with a corresponding counterparty is excluded.

F-36

8.	Derivative Instruments (continued)

Contingent features

Derivative counterparty agreements may contain certain provisions that require our insurance companies’ financial strength rating to be above a certain threshold. If our financial strength ratings were to fall below a specified rating threshold, certain derivative counterparties could request immediate payment or demand immediate and ongoing full collateralization on derivative instruments in net liability positions, or trigger a termination of existing derivatives and/or future derivative transactions.

In certain derivative counterparty agreements, our financial strength ratings are below the specified threshold levels. However, the Company held no derivative instruments as of December 31, 2013 in a net aggregate liability position payable to any counterparty (i.e., such derivative instruments have fair values in a net asset position payable to the Company if such holdings were liquidated).

9.	Fair Value of Financial Instruments

ASC 820-10 defines and establishes the framework for measuring fair value. The framework is based on inputs that are used in the valuation and a fair value hierarchy based on the quality of those inputs. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

A financial instrument’s categorization within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement. The valuation hierarchy is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The input levels, are defined as follows:

•
Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets. Level 1 securities include highly liquid government bonds and exchange-traded equities.

•
Level 2 – inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the financial instrument. Examples of such instruments include government-backed mortgage products, certain collateralized mortgage and debt obligations and certain high-yield debt securities.

•
Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement. Unobservable inputs reflect management’s own assumptions about inputs in which market participants would use in pricing these types of assets or liabilities. Level 3 financial instruments include values which are determined using pricing models and third-party evaluation. Additionally, the determination of some fair value estimates utilizes significant management judgments or best estimates.

Investments for which fair value is based upon unadjusted quoted market prices are reported as Level 1. The number of quotes the issuer obtains per instrument will vary depending on the security type and availability of pricing data from pricing vendors. The Company has defined a pricing hierarchy among independent, nationally recognized pricing vendors ("pricing vendors") to determine ultimate value used and also reviews significant discrepancies among pricing vendors to determine final value used. Prices from pricing services are not adjusted, but the Company may obtain a broker quote or use an internal model to price a security if it believes vendor prices do not reflect fair value. We receive quoted market prices from pricing vendors. When quoted prices are not available, we use these pricing vendors to give an estimated fair value. If quoted prices, or an estimated price from our pricing vendors are not available or we determine that the price is based on disorderly transactions or in inactive markets, fair value is based upon internally developed models or obtained from an independent third-party broker. We primarily use market-based or independently sourced market parameters, including interest rate yield curves, option volatilities and currency rates. Valuation adjustments may be made to ensure that financial instruments are recorded at fair value. These adjustments include amounts to reflect counterparty credit quality, our own creditworthiness, liquidity and unobservable parameters that are applied consistently over time.

F-37

9.	Fair Value of Financial Instruments (continued)

Management is responsible for the fair value of investments and the methodologies and assumptions used to estimate fair value. The fair value process is evaluated quarterly by the Pricing Committee, which is comprised of the Chief Investment Officer, Chief Accounting Officer and the Head of Investment Accounting. The purpose of the Committee is to ensure the Company follows objective and reliable valuation practices, as well as approving changes to valuation methodologies and pricing sources. Using professional judgment and experience, we evaluate and weigh the relevance and significance of all readily available market information to determine the best estimate of fair value.

The fair values of Level 2 investments are determined by management after considering prices from our pricing vendors. Fair values for debt securities are primarily based on yield curve analysis along with ratings and spread data. Other inputs may be considered for fair value calculations including published indexed data, sector specific performance, comparable price sources and similar traded securities. Management reviews all Level 2 and Level 3 market prices on a quarterly basis.

The following is a description of our valuation methodologies for assets and liabilities measured at fair value. Such valuation methodologies were applied to all of the assets and liabilities carried at fair value in each respective classification.

Debt securities

We use pricing vendors to estimate fair value for the majority of our public debt securities. The pricing vendors’ estimates are based on market data and use pricing models that vary by asset class and incorporate available trade, bid and other market information. The methodologies used by these vendors are reviewed and understood by management through discussion with and information provided by these vendors. The Company assesses the reasonableness of individual security values received from pricing vendors through various analytical techniques. Management also assesses whether the assumptions used appear reasonable and consistent with the objective of determining fair value. When our pricing vendors are unable to obtain evaluations based on market data, fair value is determined by obtaining a direct broker quote. Management reviews these broker quotes and valuation techniques to determine whether they are appropriate and consistently applied. Broker quotes are evaluated based on the Company’s assessment of the broker’s knowledge of, and history in trading, the security and the Company’s understanding of inputs used to derive the broker quote. Management also assesses reasonableness of individual security values similar to the pricing vendor review noted above.

For our private placement investments, we estimated fair value using internal models. Private placement securities are generally valued using a matrix pricing approach which categorizes these securities into groupings using remaining average life and credit rating as the two criteria to determine a grouping. The Company obtains current credit spread information from private placement dealers based on the criteria described and adds that spread information to U.S. Treasury rates corresponding to the life of each security to determine a discount rate for pricing. A small number of private placement securities are internally valued using models or analyst judgment. Fair values determined internally are also subject to management review to ensure that valuation models and inputs appear reasonable.

U.S. Government and Agency Securities

We value public U.S. government and agency debt by obtaining fair value estimates from our pricing vendors. For our private placement government and agency debt, our fair value is based on internal models using either a discounted cash flow or spread matrix which incorporates U.S. Treasury yields, market spreads and average life calculations. For short-term investments, we equate fair value to amortized cost due to their relatively short duration and limited exposure to credit risk.

State and Political Subdivisions

Public state and political subdivision debt is valued by obtaining fair value estimates from our pricing vendors. For our private placement debt securities, our fair value is based on internal models using either a discounted cash flow or spread matrix which incorporates U.S. Treasury yields, market spreads and average life calculations.

Foreign Government

We obtain fair value estimates from pricing vendors to value foreign government debt.

F-38

9.	Fair Value of Financial Instruments (continued)

Corporate Bonds

For the majority of our public corporate debt, we obtain fair value estimates from our pricing vendors. For public corporate debt in which we cannot obtain fair value estimates from our pricing vendors, we receive a direct quote from a broker. In most cases, we will obtain a direct broker quote from the broker that facilitated the deal. For our private placement debt securities, our fair value is based on internal models using either a discounted cash flow or spread matrix which incorporates U.S. Treasury yields, market spreads and average life calculations. For private fixed maturities, fair value is determined using a discounted cash flow model, which utilizes a discount rate based upon the average of spread surveys collected from private market intermediaries who are active in both primary and secondary transactions and takes into account, among other factors, the credit quality and industry sector of the issuer and the reduced liquidity associated with private placements. In determining the fair value of certain debt securities, the discounted cash flow model may also use unobservable inputs, which reflect the Company’s own assumptions about the inputs market participants would use in pricing the security.

RMBS, CMBS, CDO/CLO and Other Asset-Backed Securities

For structured securities, the majority of the fair value estimates are provided by our pricing vendors. When a fair value estimate is not available from the pricing vendors, we estimate fair value using direct broker quotes or internal models which use a discounted cash flow technique. These models consider the best estimate of cash flows until maturity to determine our ability to collect principal and interest and compare this to the anticipated cash flows when the security was purchased. In addition, management judgment is used to assess the probability of collecting all amounts contractually due to us. After consideration is given to the available estimates relevant to assessing the collectibility, including historical events, current conditions and reasonable forecasts, an estimate of future cash flows is determined. This includes evaluating the remaining payment terms, prepayment speeds, the underlying collateral, expected defaults using current default data and the financial condition of the issuer. Other factors considered are composite credit ratings, industry forecast, analyst reports and other relevant market data, similar to those the Company believes market participants would use.

Limited partnerships and other investments

Our limited partnerships are accounted for using equity method accounting. We carry these investments on the balance sheets at the capital value we obtain from the financial statement we received from the general partner. Typically, our carrying value is based on a financial statement one quarter in arrears to accommodate the timing of receipt of financial statements. These financial statements are generally audited annually. Generally the information received is deemed an appropriate approximation of the fair value of these fund investments and no adjustments are made to the financial statements received. Management also has open communication with each fund manager and generally views the information reported from the underlying funds as the best information available to record its investments.

Separate account assets

Our separate account assets consist of mutual funds that are frequently traded. Since 2003, investments owned by The Phoenix Companies, Inc. Employee Pension Plan (the “Plan”) Trust were sold to PHL Variable and the investments converted to ownership by the Trust to the Employee Pension Separate Account (“EPP SA”). The Plan’s Trust purchased a group flexible premium variable accumulation deferred annuity contract. As of May 21, 2012, the Plan surrendered the EPP SA contract for full value and the Plan’s underlying investments are no longer held in the separate account. Certain investments related to fixed income, equities and foreign securities were transferred to Mercer Trust Company for investment management purposes in a group trust investment arrangement. The remaining investments continued with their respective investment managers. These securities are valued using the market approach in which unadjusted market quotes are used. We include these securities in Level 1 of our hierarchy.

Derivatives

Exchange-traded derivatives are valued using quoted prices and are classified within Level 1 of the valuation hierarchy. However, few classes of derivative contracts are listed on an exchange. Therefore, the majority of our derivative positions are OTC derivative financial instruments, valued using third-party vendor derivative valuation systems that use as their basis readily observable market parameters, such as swap rates and volatility assumptions. These positions are classified within Level 2 of the valuation hierarchy. Such OTC derivatives include vanilla interest rate swaps, equity index options, swaptions, variance swaps and cross currency swaps. Nevertheless, we review and validate the resulting fair values against those provided to us monthly by the derivative counterparties for reasonableness.

F-39

9.	Fair Value of Financial Instruments (continued)

Fair values for OTC derivative financial instruments, mostly options and swaps, represent the present value of amounts estimated to be received from or paid to a marketplace participant in exchange of these instruments (i.e., the amount we would expect to receive in a derivative asset assignment or would expect to pay to have a derivative liability assumed). These derivatives are valued using third-party derivative valuation models which take into account the net present value of estimated future cash flows and capital market assumptions which are derived from directly observable prices from other OTC trades and exchange-traded derivatives. Such assumptions include swap rates and swaption volatility obtained from Bloomberg, as well as equity index volatility and dividend yields provided by OTC derivative dealers.

The fair value of OTC derivative financial instruments is also adjusted for the credit risk of the counterparty in cases in which there are no collateral offsets. To estimate the impact on fair value of a market participant’s view of counterparty non-performance risk we use a credit default swap (“CDS”)-based approach in measuring this counterparty non-performance risk by looking at the cost of obtaining credit protection in the CDS market for the aggregate fair value exposure amount over the remaining life of derivative contracts, given the counterparty’s rating. The resulting upfront CDS premium, calculated using Bloomberg analytics, serves as a reasonable estimate of the default provision for the non-performance risk or counterparty valuation adjustment to the fair valuation of non-collateralized OTC derivative financial instruments.

Certain new and/or complex instruments may have immature or limited markets or require more sophistication in derivative valuation methodology. As a result, the pricing models used for valuation of these instruments often incorporate significant estimates and assumptions that market participants would use in pricing the instrument, which may impact the results of operations reported in the financial statements. Hence, instead of valuing these instruments using third-party vendor valuation systems, we rely on the fair market valuations reported to us monthly by the derivative counterparties. Fair values for OTC derivatives are verified using observed estimates about the costs of hedging the risk and other trades in the market. As the markets for these products develop, we continually refine our pricing models to correlate more closely to the market risk of these instruments.

Valuation of embedded derivatives

We make guarantees on certain variable annuity contracts, including those with GMAB, GMWB and COMBO riders. We also provide credits based on the performance of certain indices (“index credits”) on our fixed indexed annuity contracts. Both contract types have features that meet the definition of an embedded derivative. The GMAB, GMWB and COMBO embedded derivative liabilities associated with our variable annuity contracts are accounted for at fair value using a risk neutral stochastic valuation methodology with changes in fair value recorded in realized investment gains. The inputs to our fair value methodology include estimates derived from the asset derivatives market, including equity volatilities and the swap curves. Several additional inputs are not obtained from independent sources, but instead reflect our internally developed assumptions related to mortality rates, lapse rates and other policyholder behavior.

The fair value of the embedded derivative liabilities associated with the index credits on our fixed indexed annuity contracts is calculated using the budget method with changes in fair value recorded in realized investment gains. Under the budget method, the value of the initial index option is based on the fair value of the option purchased to hedge the index. The value of the index credits paid in future years is estimated to be the annual budgeted amount. Budgeted amounts are estimated based on available investment income using assumed investment returns and projected liability values. As there are significant unobservable inputs included in our fair value methodology for these embedded derivative liabilities, we consider the methods as described above as a whole to be Level 3 within the fair value hierarchy.

Our fair value calculation of embedded derivative liabilities includes a credit standing adjustment (the “CSA”). The CSA represents the adjustment that market participants would make to reflect the risk that guaranteed benefit obligations may not be fulfilled (“non-performance risk”). We estimate our CSA using the credit spread (based on publicly available credit spread indices) for financial services companies similar to the Company’s life insurance subsidiaries. The CSA is updated every quarter and, therefore, the fair value will change with the passage of time even in the absence of any other changes that would affect the valuation.

The following tables present the financial instruments carried at fair value on a recurring basis by ASC 820-10 valuation hierarchy (as described above). There were no financial instruments carried at fair value on a non-recurring basis as of December 31, 2013 and 2012, respectively.

F-40

9.	Fair Value of Financial Instruments (continued)

Fair Values of Financial Instruments by Level:	As of
($ in millions)	December 31, 2013
	Level 1	Level 2	Level 3		Total
Assets
Available-for-sale debt securities
U.S. government and agency	$—	$9.8	$58.8	[1]	$68.6
State and political subdivision	—	20.8	133.8		154.6
Foreign government	—	62.2	3.3		65.5
Corporate	—	1,105.0	1,102.3		2,207.3
CMBS	—	221.8	31.9		253.7
RMBS	—	333.9	175.9		509.8
CDO/CLO	—	—	70.9		70.9
Other asset-backed	—	13.6	82.3		95.9
Total available-for-sale debt securities	—	1,767.1	1,659.2		3,426.3
Short-term investments	80.0	1.0	—		81.0
Derivative assets	12.5	225.3	—		237.8
Related party reinsurance derivative asset	—	—	—		—
Fair value investments	—	13.0	35.6		48.6
Separate account assets	2,052.7	—	—		2,052.7
Total assets	$2,145.2	$2,006.4	$1,694.8		$5,846.4
Liabilities
Derivative liabilities	$—	$110.8	$—		$110.8
Embedded derivatives	—	—	74.8		74.8
Total liabilities	$—	$110.8	$74.8		$185.6
———————

[1]	Includes securities whose underlying collateral is an obligation of a U.S. government entity.

There were no transfers of assets between Level 1 and Level 2 during the year ended December 31, 2013.

F-41

9.	Fair Value of Financial Instruments (continued)

Fair Values of Financial Instruments by Level:	As of
($ in millions)	December 31, 2012
	Level 1	Level 2	Level 3		Total
Assets
Available-for-sale debt securities
U.S. government and agency	$—	$14.3	$25.9	[1]	$40.2
State and political subdivision	—	14.8	116.1		130.9
Foreign government	—	43.8	8.0		51.8
Corporate	—	1,096.0	801.5		1,897.5
CMBS	—	234.7	19.3		254.0
RMBS	—	199.9	222.6		422.5
CDO/CLO	—	—	56.8		56.8
Other asset-backed	—	38.5	80.1		118.6
Total available-for-sale debt securities	—	1,642.0	1,330.3		2,972.3
Short-term investments	244.9	—	—		244.9
Derivative assets	13.8	135.6	—		149.4
Related party reinsurance derivative asset	—	—	—		—
Fair value investments	—	15.8	22.7		38.5
Separate account assets	2,061.8	—	—		2,061.8
Total assets	$2,320.5	$1,793.4	$1,353.0		$5,466.9
Liabilities
Derivative liabilities	$—	$45.7	$—		$45.7
Embedded derivatives	—	—	79.5		79.5
Total liabilities	$—	$45.7	$79.5		$125.2
———————

[1]	Includes securities whose underlying collateral is an obligation of a U.S. government entity.

There were no transfers of assets between Level 1 and Level 2 during the year ended December 31, 2012.

The following tables present corporates carried at fair value on a recurring basis by sector.

Fair Values of Corporates by Level and Sector:	As of
($ in millions)	December 31, 2013
	Level 1	Level 2	Level 3	Total
Corporates
Consumer	$—	$288.9	$377.0	$665.9
Energy	—	137.7	95.4	233.1
Financial services	—	440.3	262.2	702.5
Technical/communications	—	32.8	25.4	58.2
Transportation	—	25.0	85.1	110.1
Utilities	—	83.6	154.3	237.9
Other	—	96.7	102.9	199.6
Total corporates	$—	$1,105.0	$1,102.3	$2,207.3

F-42

9.	Fair Value of Financial Instruments (continued)

Fair Values of Corporates by Level and Sector:	As of
($ in millions)	December 31, 2012
	Level 1	Level 2	Level 3	Total
Corporates
Consumer	$—	$352.9	$389.5	$742.4
Energy	—	79.6	18.8	98.4
Financial services	—	361.9	165.8	527.7
Technical/communications	—	45.4	7.6	53.0
Transportation	—	9.3	29.8	39.1
Utilities	—	116.9	134.2	251.1
Other	—	130.0	55.8	185.8
Total corporates	$—	$1,096.0	$801.5	$1,897.5

Level 3 financial assets and liabilities

The following tables set forth a summary of changes in the fair value of our Level 3 financial assets and liabilities. Financial assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. The securities which were transferred as of the end of each reporting period into Level 3 were due to decreased market observability of similar assets and/or changes to significant inputs, such as downgrades or price declines. Transfers out of Level 3 were due to increased market activity on comparable assets or observability of inputs.

Level 3 Financial Assets:	As of
($ in millions)	December 31, 2013
	Balance, beginning of period	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Realized and unrealized gains (losses) included in income [1]	Unrealized gains (losses) included in OCI	Total

Assets
Available-for-sale debt securities
U.S. government and agency [2]	$25.9	$44.3	$(4.3)	$—	$—	$—	$(7.1)	$58.8
State and political subdivision	116.1	47.8	(1.5)	—	—	—	(28.6)	133.8
Foreign government	8.0	—	—	1.6	(6.1)	—	(0.2)	3.3
Corporate	801.5	364.8	(12.8)	41.6	(10.9)	—	(81.9)	1,102.3
CMBS	19.3	19.3	(0.7)	—	(1.5)	(0.2)	(4.3)	31.9
RMBS	222.6	1.3	(28.9)	5.1	—	(0.4)	(23.8)	175.9
CDO/CLO	56.8	36.6	(6.6)	—	—	(0.3)	(15.6)	70.9
Other asset-backed	80.1	13.4	(6.0)	—	—	—	(5.2)	82.3
Total available-for-sale debt securities	1,330.3	527.5	(60.8)	48.3	(18.5)	(0.9)	(166.7)	1,659.2
Related party reinsurance derivative asset	—	—	—	—	—	—	—	—
Fair value investments	22.7	21.1	(3.8)	—	—	(4.4)	—	35.6
Total assets	$1,353.0	$548.6	$(64.6)	$48.3	$(18.5)	$(5.3)	$(166.7)	$1,694.8
———————

[1]	Reflected in realized investment gains and losses for all assets except fair value investments which are included in net investment income.

[2]	Includes securities whose underlying collateral is an obligation of a U.S. government entity.

F-43

9.	Fair Value of Financial Instruments (continued)

Level 3 Financial Assets:	As of
($ in millions)	December 31, 2012
	Balance, beginning of period	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Realized and unrealized gains (losses) included in income [1]	Unrealized gains (losses) included in OCI	Total

Assets
Available-for-sale debt securities
U.S. government and agency [2]	$31.7	$3.2	$(6.7)	$—	$—	$—	$(2.3)	$25.9
State and political subdivision	48.7	41.9	(0.8)	12.9	—	—	13.4	116.1
Foreign government	3.1	3.5	—	—	—	—	1.4	8.0
Corporate	513.8	297.1	(16.2)	21.0	(14.2)	—	—	801.5
CMBS	35.4	—	(0.6)	1.1	(17.1)	—	0.5	19.3
RMBS	268.0	1.6	(38.9)	—	—	2.0	(10.1)	222.6
CDO/CLO	62.5	2.8	(5.3)	—	—	(0.3)	(2.9)	56.8
Other asset-backed	81.2	9.5	(7.6)	—	(1.8)	—	(1.2)	80.1
Total available-for-sale debt securities	1,044.4	359.6	(76.1)	35.0	(33.1)	1.7	(1.2)	1,330.3
Related party reinsurance derivative asset	3.5	—	—	—	—	(3.5)	—	—
Fair value investments	27.5	5.7	(11.5)	—	—	1.0	—	22.7
Total assets	$1,075.4	$365.3	$(87.6)	$35.0	$(33.1)	$(0.8)	$(1.2)	$1,353.0
———————

[1]	Reflected in realized investment gains and losses for all assets except fair value investments which are included in net investment income.

[2]	Includes securities whose underlying collateral is an obligation of a U.S. government entity.

Level 3 Financial Liabilities:	Embedded Derivatives
($ in millions)	Years Ended December 31,
	2013	2012

Balance, beginning of period	$79.5	$82.3
Net purchases/(sales)	12.9	8.4
Transfers into Level 3	—	—
Transfers out of Level 3	—	—
Realized (gains) losses [1]	(17.6)	(11.2)
Balance, end of period	$74.8	$79.5
———————

[1]	Realized gains and losses are included in net realized investment gains on the statements of income and comprehensive income.

Significant unobservable inputs used in the fair value measurement of Level 3 assets are yield, prepayment rate, default rate, recovery rate and reinvestment spread. Keeping other inputs unchanged, an increase in yield, default rate or prepayment rate would decrease the fair value of the asset while an increase in recovery rate, or reinvestment spread would result in an increase to the fair value of the asset. Yields are a function of the underlying U.S. Treasury rates and asset spreads, and changes in default and recovery rates are dependent on overall market conditions.

F-44

9.	Fair Value of Financial Instruments (continued)

The following tables present quantitative estimates about unobservable inputs used in the fair value measurement of significant categories of internally priced assets.

Level 3 Assets: [1]	As of
($ in millions)	December 31, 2013
	Fair Value	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)

U.S. government and agency	$58.8	Discounted cash flow	Yield	1.07%-5.00% (3.18%)
State and political subdivision	$45.4	Discounted cash flow	Yield	2.44%-5.79% (3.88%)
Corporate	$874.1	Discounted cash flow	Yield	1.06%-6.75% (3.81%)
Other asset-backed	$11.3	Discounted cash flow	Yield	2.10%-3.41% (2.30%)
		Discounted cash flow	Prepayment rate	2%
			Default rate	2.53% for 48 mos then .37% thereafter
			Recovery rate	10% (TRUPS)
Fair value investments	$0.8	Discounted cash flow	Default rate	0.25%
			Recovery rate	45%
———————

[1]	Excludes Level 3 assets which are valued based upon non-binding independent third-party valuations or third-party price information for which unobservable inputs are not reasonably available to us.

Level 3 Assets: [1]	As of
($ in millions)	December 31, 2012
	Fair Value	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)

U.S. government and agency	$25.9	Discounted cash flow	Yield	1.46%-3.29% (2.57%)
State and political subdivision	$58.0	Discounted cash flow	Yield	1.94%-3.53% (2.94%)
Corporate	$649.6	Discounted cash flow	Yield	1.47%-6.33% (3.01%)
CDO/CLO	$3.4	Discounted cash flow	Prepayment rate	20% (CLOs)
			Default rate	2.5% (CLOs)
			Recovery rate	65% (Loans), 35% (High yield bonds), 45% (Investment grade bonds)
			Reinvestment spread	3 mo LIBOR + 400bps (CLOs)
Other asset-backed	$2.8	Discounted cash flow	Yield	2.61%-9.50% (4.97%)
		Discounted cash flow	Prepayment rate	2%
			Default rate	2.53% for 48 mos then .33% thereafter
			Recovery rate	10% (TRUPS)
Fair value investments	$0.8	Discounted cash flow	Default rate	0.24%
			Recovery rate	45%
———————

[1]	Excludes Level 3 assets which are valued based upon non-binding independent third-party valuations or third-party price information for which unobservable inputs are not reasonably available to us.

Significant unobservable inputs used in the fair value measurement of variable annuity GMAB and GMWB type liabilities are equity volatility, swap curve, mortality and lapse rates and an adjustment for non-performance risk. Keeping other inputs unchanged, an increase in the equity volatility would increase the fair value of the liability while an increase in the swap curve or CSA would result in a decrease to the fair value of the liability. The impact of changes in mortality and lapse rates are dependent on overall market conditions. The fair value of fixed indexed annuity and indexed universal life embedded derivative related to index credits is calculated using the swap curve, future option budget, mortality and lapse rates, as well as an adjustment for non-performance risk. Keeping other inputs unchanged, an increase in any of these significant unobservable inputs would result in a decrease of the fixed indexed annuity embedded derivative liability.

F-45

9.	Fair Value of Financial Instruments (continued)

The following tables present quantitative estimates about unobservable inputs used in the fair value measurement of internally priced liabilities.

Level 3 Liabilities:	As of
($ in millions)	December 31, 2013
	Fair Value	Valuation Technique(s)	Unobservable Input	Range

Embedded derivatives (FIA)	$78.9	Budget method	Swap curve	0.19% - 3.79%
			Mortality rate	103% or 97% 2012 IAM basic table with scale G2
			Lapse rate	0.02% - 47.15%
			CSA	3.23%
Embedded derivatives (GMAB / GMWB)	$(4.1)	Risk neutral stochastic valuation methodology	Volatility surface	10.85% - 46.33%
			Swap curve	0.15% - 4.15%
			Mortality rate	105% 2012 IAM basic table with scale G2
			Lapse rate	0.00% - 40.00%
			CSA	3.23%

Level 3 Liabilities:	As of
($ in millions)	December 31, 2012
	Fair Value	Valuation Technique(s)	Unobservable Input	Range

Embedded derivatives (FIA)	$51.2	Budget method	Swap curve	0.21% - 2.50%
			Mortality rate	75% of A2000 basic table
			Lapse rate	1.00% - 35.00%
			CSA	4.47%
Embedded derivatives (GMAB / GMWB)	$28.3	Risk neutral stochastic valuation methodology	Volatility surface	11.67% - 50.83%
			Swap curve	0.36% - 3.17%
			Mortality rate	75% of A2000 basic table
			Lapse rate	0.00% - 60.00%
			CSA	4.47%

F-46

9.	Fair Value of Financial Instruments (continued)

Level 3 Assets and Liabilities by Pricing Source:	As of
($ in millions)	December 31, 2013
	Internal [1]	External [2]	Total
Assets
Available-for-sale debt securities
U.S. government and agency [3]	$58.8	$—	$58.8
State and political subdivision	45.4	88.4	133.8
Foreign government	—	3.3	3.3
Corporate	874.1	228.2	1,102.3
CMBS	—	31.9	31.9
RMBS	—	175.9	175.9
CDO/CLO	—	70.9	70.9
Other asset-backed	11.3	71.0	82.3
Total available-for-sale debt securities	989.6	669.6	1,659.2
Related party reinsurance derivative asset	—	—	—
Fair value investments	0.8	34.8	35.6
Total assets	$990.4	$704.4	$1,694.8
Liabilities
Embedded derivatives	$74.8	$—	$74.8
Total liabilities	$74.8	$—	$74.8
———————

[1]	Represents valuations reflecting both internally-derived and market inputs, as well as third-party information or quotes.

[2]	Represents unadjusted prices from independent pricing services, third-party financial statements and independent indicative broker quotes where pricing inputs are not readily available.

[3]	Includes securities whose underlying collateral is an obligation of a U.S. government entity.

Level 3 Assets and Liabilities by Pricing Source:	As of
($ in millions)	December 31, 2012
	Internal [1]	External [2]	Total
Assets
Available-for-sale debt securities
U.S. government and agency [3]	$25.9	$—	$25.9
State and political subdivision	58.0	58.1	116.1
Foreign government	—	8.0	8.0
Corporate	649.6	151.9	801.5
CMBS	—	19.3	19.3
RMBS	—	222.6	222.6
CDO/CLO	3.4	53.4	56.8
Other asset-backed	2.8	77.3	80.1
Total available-for-sale debt securities	739.7	590.6	1,330.3
Related party reinsurance derivative asset	—	—	—
Fair value investments	0.8	21.9	22.7
Total assets	$740.5	$612.5	$1,353.0
Liabilities
Embedded derivatives	$79.5	$—	$79.5
Total liabilities	$79.5	$—	$79.5
———————

[1]	Represents valuations reflecting both internally-derived and market inputs, as well as third-party information or quotes.

[2]	Represents unadjusted prices from independent pricing services, third-party financial statements and independent indicative broker quotes where pricing inputs are not readily available.

[3]	Includes securities whose underlying collateral is an obligation of a U.S. government entity.

F-47

9.	Fair Value of Financial Instruments (continued)

Financial instruments not carried at fair value

The Company is required by U.S. GAAP to disclose the fair value of certain financial instruments including those that are not carried at fair value. The following table discloses the Company’s financial instruments where the carrying amounts and fair values differ:

Carrying Amounts and Fair Values		As of December 31,
of Financial Instruments:	Fair Value	2013		2012
($ in millions)	Hierarchy	Carrying	Fair	Carrying	Fair
	Level	Value	Value	Value	Value
Financial assets:
Policy loans	Level 3	$66.1	$65.6	$61.0	$60.6
Cash and cash equivalents	Level 1	$181.0	$181.0	$83.1	$83.1
Financial liabilities:
Investment contracts	Level 3	$2,762.8	$2,763.8	$2,349.8	$2,355.4
Surplus notes	Level 3	$30.0	$30.0	$—	$—

Fair value of policy loans

The fair value of fixed rate policy loans is calculated using a discounted cash flow model based upon current U.S. Treasury rates and historical loan repayment patterns. For floating rate policy loans the fair value is the amount due, excluding interest, as of the reporting date.

Fair value of investment contracts

We determine the fair value of guaranteed interest contracts by using a discount rate based upon the appropriate U.S. Treasury rate to calculate the present value of projected contractual liability payments through final maturity. We determine the fair value of deferred annuities and supplementary contracts without life contingencies with an interest guarantee of one year or less at the amount of the policy reserve. In determining the fair value of deferred annuities and supplementary contracts without life contingencies with interest guarantees greater than one year, we use a discount rate based upon the appropriate U.S. Treasury rate to calculate the present value of the projected account value of the policy at the end of the current guarantee period.

Deposit type funds, including pension deposit administration contracts, dividend accumulations and other funds left on deposit not involving life contingencies, have interest guarantees of less than one year for which interest credited is closely tied to rates earned on owned assets. For these liabilities, we assume fair value to be equal to the stated liability balances.

The fair value of these investment contracts are categorized as Level 3.

Indebtedness

The fair value of surplus notes is determined with reference to the fair value of Phoenix’s senior unsecured bonds including consideration of the different features in the two securities. See Note 11 to these financial statements for additional information.

10.	Income Taxes

Phoenix and PHL Variable file a consolidated U.S. Federal income tax return. The Company also files combined, unitary and separate income tax returns in various states.

F-48

10.	Income Taxes (continued)

Significant Components of Income Taxes:	Years Ended December 31,
($ in millions)	2013	2012	2011
Income tax expense (benefit) attributable to:
Current	$(21.7)	$27.7	$0.6
Deferred	—	(11.5)	(6.9)
Income tax expense (benefit)	$(21.7)	$16.2	$(6.3)

Reconciliation of Effective Income Tax Rate:	Years Ended December 31,
($ in millions)	2013	2012	2011

Income (loss) before income taxes	$34.0	$(121.5)	$(26.3)
Income tax expense (benefit) at statutory rate of 35.0%	11.9	(42.5)	(9.2)
Dividend received deduction	(1.2)	(1.5)	(2.0)
Valuation allowance increase (release)	(31.7)	60.2	4.1
Other, net	(0.7)	—	0.8
Income tax expense (benefit)	$(21.7)	$16.2	$(6.3)
Effective income tax rates	(63.8%)	(13.3%)	23.9%

Allocation of Income Taxes:	Years Ended December 31,
($ in millions)	2013	2012	2011

Income tax expense (benefit)	$(21.7)	$16.2	$(6.3)
Income tax from OCI:
Unrealized investment (gains) losses	(11.8)	24.9	4.2
Pension	—	—	—
Policy dividend obligation and deferred policy acquisition cost	—	—	—
Other	—	—	—
Income tax related to cumulative effect of change in accounting	—	—	—
Total income tax recorded to all components of income	$(33.5)	$41.1	$(2.1)

Deferred Income Tax Balances Attributable to Temporary Differences:	As of December 31,
($ in millions)	2013	2012
Deferred income tax assets
Future policyholder benefits	$270.0	$276.7
Unearned premiums / deferred revenues	—	—
Investments	—	—
Net operating and capital loss carryover benefits	—	1.7
Other	0.8	0.2
Available-for-sale debt securities	28.0	16.2
Alternative minimum tax credits	2.1	1.8
Subtotal	300.9	296.6
Valuation allowance	(74.2)	(105.4)
Total deferred income tax assets, net of valuation allowance	226.7	191.2
Deferred income tax liabilities
Deferred policy acquisition costs	(101.7)	(92.2)
Investments	(78.7)	(77.8)
Other	(18.3)	(5.0)
Gross deferred income tax liabilities	(198.7)	(175.0)
Net deferred income tax assets	$28.0	$16.2

F-49

10.	Income Taxes (continued)

As of December 31, 2013, we performed our assessment of the realization of deferred tax assets. This assessment included consideration of all available evidence – both positive and negative – weighted to the extent the evidence was objectively verifiable. In performing this assessment, the Company considered the existence of 2013 GAAP pre-tax income of $34.0 million driven primarily by gains on guaranteed insurance benefit liabilities and actuarial assumption changes. Although this GAAP income does allow for realization of some deferred tax assets, Management, does not view this pre-tax income to be indicative of sustainable core earnings and accordingly, does not view this income as a substantial form of positive evidence because this income did not arise until the fourth quarter of 2013.

With the existence of PHL Variable and parent company life subgroup taxable profits in recent years, the Company has experienced some utilization of its tax loss carryovers and incurred current federal income tax. Under U.S. federal tax law, taxes paid by PHL Variable and the life subgroup are available for recoupment in the event of future losses. Under GAAP, the ability to carryback losses and recoup taxes paid can be considered as a source of income when assessing the realization of deferred tax assets. The Company believes that the consolidated return will remain taxable in the near term and as such, we do not believe the taxes paid in the current and prior years will be recouped. Accordingly, management has not deemed the PHL Variable taxes paid in current and prior tax years as a viable source of income when performing its valuation allowance assessment.

Further, we believe that the continued existence of significant negative evidence illustrated by a three year cumulative loss before tax is significant enough to overcome any positive evidence that exists with respect to the 2013 pretax operating results. Further additional negative evidence, includes but is not limited to, material weaknesses in internal controls over financial reporting which adversely affect the accuracy of the Company’s financial data, continued costs associated with the financial restatement, risk of failure to comply with the filing deadlines expressed by the SEC, and downgrades of financial strength credit ratings which have the potential to increase policy surrenders and withdrawals.

Due to the application of our tax sharing agreement, positive and negative evidence at both the parent and subsidiary levels have been considered in our assessment of deferred tax asset realizability at the subsidiary level. Due to the significance of the negative evidence at both the parent and subsidiary levels, as well as the weight given to the objective nature of the cumulative losses in recent years, and after consideration of all available evidence, we concluded that our estimates of future taxable income, timing of the reversal of existing taxable temporary differences and certain tax planning strategies did not provide sufficient positive evidence to assert that it is more likely than not that certain deferred tax assets would be realizable. To the extent either PHL Variable or PNX can demonstrate the ability to generate sustained profitability in the future, the valuation allowance could potentially be reversed resulting in a benefit to income tax expense.

As of December 31, 2013, we concluded that our estimates of future taxable income, certain tax planning strategies and other sources of income did not constitute sufficient positive evidence to assert that it is more likely than not that certain deferred tax assets would be realizable. Accordingly, a valuation allowance of $74.2 million has been recorded on net deferred tax assets of $102.2 million. The valuation allowance recorded constitutes a full valuation allowance on the net deferred tax assets that require future taxable income in order to be realized. The remaining deferred tax asset of $28.0 million attributable to available-for-sale debt securities with gross unrealized losses do not require a valuation allowance due to our ability and intent to hold these securities until recovery of fair or principle value through sale or contractual maturity, thereby avoiding the realization of taxable losses. This conclusion is consistent with prior periods. The impact of the valuation allowance on the allocation of tax to the components of the financial statements included a decrease of $31.7 million in net loss and an increase of $0.5 million in OCI-related deferred tax balances.

As of December 31, 2013, we had deferred tax assets of $2.1 million related to alternative minimum tax credit carryovers which do not expire.

The Company is no longer subject to U.S. federal income tax examinations by tax authorities for years before 2011. During 2012, the Company resolved examination issues for tax years 2010 which resulted in adjustments to tax attribute carryforwards. No material unanticipated assessments were incurred, and no adjustment to our liability for uncertain tax positions was required.

There were no unrecognized tax benefits for the years ended December 31, 2013, 2012 and 2011.

F-50

10.	Income Taxes (continued)

Management believes that adequate provisions have been made in the financial statements for any potential assessments that may result from tax examinations and other tax related matters for all open tax years. Based upon the timing and status of our current examinations by taxing authorities, we do not believe that it is reasonably possible that any changes to the balance of unrecognized tax benefits occurring within the next 12 months will result in a significant change to the results of operations, financial condition or liquidity.

The Company has no interest and penalties as income tax expense and no accrued interest and penalties in the related income tax liability for the years ended December 31, 2013 and December 31, 2012.

11.	Related Party Transactions

Capital contributions

During the year ended December 31, 2013, we received $45.0 million in capital contributions from PM Holdings, Inc.

Related party transactions

The amounts included in the following discussion are gross expenses, before deferrals for policy acquisition costs.

Service agreement

The Company has entered into an agreement with Phoenix Life to provide substantially all general operating expenses related to the Company, including rent and employee benefit plan expenses. Expenses are allocated to the Company using specific identification or activity-based costing. The expenses allocated to us were $91.5 million, $71.4 million and $73.3 million for the years ended December 31, 2013, 2012 and 2011, respectively. Amounts payable to Phoenix Life were $6.3 million and $4.4 million as of December 31, 2013 and 2012, respectively.

See Note 13 to these financial statements for additional information on related party transactions.

Reinsurance agreements

During 2008, the Company and Phoenix Life entered into a reinsurance agreement. Under this agreement, the Company cedes risk associated with certain universal life contracts and the associated riders to Phoenix Life. The reinsurance transaction between the Company and Phoenix Life is structured as a coinsurance agreement.

On July 1, 2012 the Company recaptured the business associated with a reinsurance contract with Phoenix Life, whereby we ceded to Phoenix Life certain of the liabilities related to guarantees on our annuity products. This contract qualified as a freestanding derivative and the derivative asset previously reported within receivable from related parties was reversed at the time of recapture.

See Note 3 to these financial statements for additional information on related party transactions.

Investment Advisory agreement

Prior to November 18, 2011, Goodwin Capital Advisers, Inc. (“Goodwin”), an indirect wholly owned subsidiary of PNX, provided investment advisory services to us for a fee. On November 18, 2011, PNX closed on a transaction to sell Goodwin to Conning Holdings Corp. (“Conning Holdings”). Included in the terms of this transaction was a multi-year investment management agreement under which Conning will manage the Company’s publicly-traded fixed income assets. Private placement bond and limited partnership investments previously managed under Goodwin will continue to be managed by PNX under its subsidiary, Phoenix Life. Investment advisory fees incurred by us for Goodwin’s management of general account assets were $0.0 million, $0.0 million and $1.2 million for the years ended December 31, 2013, 2012 and 2011, respectively. There were no amounts payable to Goodwin as of December 31, 2013 and 2012.

F-51

11.	Related Party Transactions (continued)

Underwriting agreements

1851 Securities Inc. (“1851”), a wholly owned subsidiary of PM Holdings, Inc., is the principal underwriter of the Company’s variable life insurance policies and variable annuity contracts. Phoenix Life reimburses 1851 for commissions incurred on our behalf and we in turn reimburse Phoenix Life. Commissions incurred were $6.4 million, $6.5 million and $6.9 million for the years ended December 31, 2013, 2012 and 2011, respectively.

Sales agreements

Phoenix Life pays commissions to producers who sell our non-registered life and annuity products. Commissions paid by Phoenix Life on our behalf were $65.4 million, $73.3 million and $97.3 million for the years ended December 31, 2013, 2012 and 2011, respectively. Amounts payable to Phoenix Life were $1.3 million and $8.0 million as of December 31, 2013 and 2012, respectively.

Saybrus, a majority-owned subsidiary of PNX, provides wholesaling services to various third party distributors and affiliates of variable life insurance and variable annuities. Commissions paid by Saybrus on our behalf were $9.2 million, $11.3 million and $11.2 million as of December 31, 2013, 2012 and 2011, respectively. Commission amounts payable to Saybrus were $0.7 million and $0.9 million as of December 31, 2013 and 2012, respectively.

Saybrus Equity Services, Inc. (“Saybrus Equity”), a wholly owned subsidiary of Saybrus provides wholesaling services to various third party distributors and affiliates of variable life insurance and variable annuities. Commissions paid by Saybrus Equity on our behalf were immaterial as of December 31, 2013, 2012 and 2011, respectively. Commission amounts payable to Saybrus Equity were immaterial as of December 31, 2013 and 2012, respectively.

Processing service agreements

We provide payment processing services for Phoenix Life, wherein we receive deposits on Phoenix Life annuity contracts, and forward those payments to Phoenix Life. During 2006, we began including life insurance premiums in this service. In connection with this service, we had a net amount due to Phoenix Life of $2.6 million as of December 31, 2013 and a net amount due from Phoenix Life of $2.4 million as of December 31, 2012. We do not charge any fees for this service.

We also provide payment processing services for Phoenix Life and Annuity Company (“Phoenix Life and Annuity”), a wholly owned indirect subsidiary of Phoenix Life, wherein we receive deposits on certain Phoenix Life and Annuity annuity contracts, and forward those payments to Phoenix Life and Annuity. During 2006, we began including life insurance premiums in this service. In connection with this service, we had amounts due to Phoenix Life and Annuity of $0.5 million as of December 31, 2013 and immaterial amounts due to Phoenix Life and Annuity as of December 31, 2012. We do not charge any fees for this service.

Indebtedness due to affiliate

PHL Variable issued $30.0 million surplus notes on December 30, 2013 which were purchased by Phoenix. The notes are due on December 30, 2043. Interest payments are at an annual rate of 10.5%, require the prior approval of the Insurance Commissioner of the State of Connecticut and may be made only out of surplus funds as defined under applicable law and regulations of the State of Connecticut. Upon approval by the Insurance Commissioner, the notes may be redeemed at any time, either in whole or in part, at a redemption price of 100% plus accrued interest to the date set for the redemption. Connecticut Law provides that the notes are not part of the legal liabilities of PHL Variable.

F-52

12.	Accumulated Other Comprehensive Income

Changes in each component of AOCI attributable to the Company for the years ended December 31 are as follows below (net of tax):

Accumulated Other Comprehensive Income (Loss):	Net Unrealized
($ in millions)	Gains / (Losses)
	on Investments
	where	Net Unrealized
	Credit-related	Gains / (Losses)
	OTTI was	on All Other
	Recognized [1]	Investments [1]	Total

Balance as of December 31, 2011	$(7.4)	$10.0	$2.6
Change in component during the year before reclassifications	6.7	14.7	21.4
Amounts reclassified from AOCI	(0.6)	(12.0)	(12.6)
Balance as of December 31, 2012	(1.3)	12.7	11.4
Change in component during the year before reclassifications	3.9	(21.5)	(17.6)
Amounts reclassified from AOCI	(0.6)	(5.1)	(5.7)
Balance as of December 31, 2013	$2.0	$(13.9)	$(11.9)
———————

[1]
See Note 6 to these financial statements for additional information regarding offsets to net unrealized investment gains and losses which include policyholder dividend obligation, DAC and other actuarial offsets, and deferred income tax expense (benefit).

Reclassifications from AOCI consist of the following:

AOCI	Amounts Reclassified from AOCI			Affected Line Item in the Statements of Income and Comprehensive Income
	For the year ended December 31,
($ in millions)	2013	2012	2011

Net unrealized gains/(losses) on investments where credit-related OTTI was recognized
Available-for-sale securities	$0.9	$0.9	$0.4	Net realized capital gains (losses)
	0.9	0.9	0.4	Total before income taxes
	0.3	0.3	0.1	Income tax expense (benefit)
	$0.6	$0.6	$0.3	Net income (loss)
Net unrealized investment gains/(losses) on all other investments
Available-for-sale securities	$7.8	$18.5	$(1.8)	Net realized capital gains (losses)
	7.8	18.5	(1.8)	Total before income taxes
	2.7	6.5	(0.6)	Income tax expense (benefit)
	$5.1	$12.0	$(1.2)	Net income (loss)
Total amounts reclassified from AOCI	$5.7	$12.6	$(0.9)	Net income (loss)

13.	Employee Benefit Plans and Employment Agreements

Our ultimate parent company provides employees with post-employment benefits that include retirement benefits, through pension and savings plans, and other benefits, including health care and life insurance. This includes three defined benefit plans. We incur applicable employee benefit expenses through the process of cost allocation by PNX.

F-53

13.	Employee Benefit Plans and Employment Agreements (continued)

The employee pension plan provides benefits up to the amount allowed under the Internal Revenue Code. The two supplemental plans provide benefits in excess of the primary plan. Retirement benefits under the plans are a function of years of service and compensation. Effective March 31, 2010, all benefit accruals under all of our funded and unfunded defined benefit plans were frozen. This change was announced in 2009 and a curtailment was recognized at that time for the reduction in the expected years of future service.

Our ultimate parent company has historically provided employees with other post-employment benefits that include health care and life insurance. In December 2009, PNX announced the decision to eliminate retiree medical coverage for current employees whose age plus years of service did not equal at least 65 as of March 31, 2010. Employees who remain eligible must still meet all other plan requirements to receive benefits. In addition, the cap on the Company’s contribution to pre-65 retiree medical costs per participant was reduced beginning with the 2011 plan year.

Applicable information regarding the actuarial present value of vested and non-vested accumulated plan benefits, and the net assets of the plans available for benefits, is omitted as the information is not separately calculated for our participation in the plans. PNX, the plan sponsor, established an accrued liability and amounts attributable to us have been allocated.

Employee benefit expense allocated to us totaled $3.2 million, $4.6 million and $7.6 million for 2013, 2012 and 2011, respectively. Over the next 12 months, Phoenix Life expects to make contributions to the pension plan of which $6.4 million will be allocated to us. On July 6, 2012, the Surface Transportation Extension Act of 2012, Part II, was enacted into law and was effective immediately. The law includes certain pension funding stabilization provisions, which the Company took advantage of in 2012.

14.	Share-Based Payments

The Phoenix has a share-based compensation to certain employees and non-employee directors. The Company is included in these plans and has been allocated compensation expense of $1.3 million, $1.1 million and $1.7 million for the years ended December 31, 2013, 2012 and 2011, respectively. The Company’s income tax benefit recognized for stock-based compensation plans was $(0.5) million, $(0.4) million and $(0.6) million for the years ended December 31, 2013, 2012 and 2011, respectively. The Company did not capitalize the cost of stock-based compensation.

15.	Statutory Financial Information and Regulatory Matters

We are required to file annual statements with state regulatory authorities prepared on an accounting basis prescribed or permitted by such authorities. The State of Connecticut Insurance Department (the “Department”) has adopted the National Association of Insurance Commissioners’ (the “NAIC’s”) Accounting Practices and Procedures manual effective January 1, 2001 (“NAIC SAP”) as a component of its prescribed or permitted statutory accounting practices. As of December 31, 2013, 2012 and 2011, the Department has not prescribed or permitted us to use any accounting practices that would materially deviate from NAIC SAP. Statutory surplus differs from equity reported in accordance with U.S. GAAP primarily because policy acquisition costs are expensed when incurred, life insurance reserves are based on different assumptions and deferred tax assets are limited to amounts reversing in a specified period with an additional limitation based upon 10% or 15% of statutory surplus, dependent on meeting certain risk-based capital (“RBC”) thresholds.

Connecticut Insurance Law requires that Connecticut life insurers report their RBC. RBC is based on a formula calculated by applying factors to various assets, premium and statutory reserve items. The formula takes into account the risk characteristics of the insurer, including asset risk, insurance risk, interest rate risk and business risk. Connecticut Insurance Law gives the Connecticut Commissioner of Insurance explicit regulatory authority to require various actions by, or take various actions against, insurers whose total adjusted capital does not exceed certain RBC levels. Our RBC was in excess of 250% of Company Action Level (the level where a life insurance enterprise must submit a comprehensive plan to state insurance regulators) as of December 31, 2013 and 2012.

F-54

15.	Statutory Financial Information and Regulatory Matters (continued)

The information below is taking from the PHL Variable annual statement filed with state regulatory authorities.

Statutory Financial Data: [1]	As of or For the Years Ended December 31,
($ in millions)	2013	2012	2011

Statutory capital and surplus	$222.9	$313.5	$312.8
Asset valuation reserve	12.3	7.5	7.3
Statutory capital, surplus and asset valuation reserve	$235.2	$321.0	$320.1
Statutory gain (loss) from operations	$(67.6)	$61.9	$56.4
Statutory net income (loss)	$(86.1)	$49.7	$61.4
———————

[1]	Amounts in statements filed with state regulatory authorities may differ from audited financial statements.

The Company reflected negative net prior period adjustments of $8.1 million in surplus of the Company's quarterly financial statements for the six months ended June 30, 2014 filed with state regulatory authorities.

The Connecticut Insurance Holding Company Act limits the maximum amount of annual dividends and other distributions in any 12-month period to stockholders of Connecticut domiciled insurance companies without prior approval of the Insurance Commissioner. Under current law, we cannot make any dividend distribution during 2014 without prior approval.

16.	Contingent Liabilities

Litigation and arbitration

The Company is regularly involved in litigation and arbitration, both as a defendant and as a plaintiff. The litigation and arbitration naming the Company as a defendant ordinarily involves our activities as an insurer, employer, investor, investment advisor or taxpayer.

It is not feasible to predict or determine the ultimate outcome of all legal or arbitration proceedings or to provide reasonable ranges of potential losses. Management of the Company believes that the outcome of our litigation and arbitration matters described below are not likely, either individually or in the aggregate, to have a material adverse effect on the financial condition of the Company. However, given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation and arbitration, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on the results of operations or cash flows in particular quarterly or annual periods.

SEC Cease-and-Desist Order

On February 12, 2014, PNX and the Company submitted an Offer of Settlement with the SEC pursuant to which PNX and the Company consented to the issuance of the form of an Order Instituting Cease-and-Desist Proceedings Pursuant to Section 21C of the Securities Exchange Act of 1934, Making Findings, and Imposing a Cease-and-Desist Order (the “March 2014 Order”). The March 2014 Order was approved by the SEC on March 21, 2014. Pursuant to the March 2014 Order, PNX and the Company have been directed to cease and desist from committing or causing any violations and any future violations of Section 13(a) of the Exchange Act and Rules 13a-1 and 13a-13 thereunder and Section 15(d) of the Exchange Act and Rules 15d-1 and 15d-13 thereunder. PNX and the Company each paid a civil monetary penalty in the amount of $375,000 to the U.S. Treasury following the entry of the March 2014 Order.

PNX filed the 2012 Form 10-K a day after the date required by the March 2014 Order, filed its third quarter 2012 Form 10-Q eight days after the date required by the March 2014 Order, and announced on June 3, 2014 that it would not file its 2013 Annual Report on Form 10-K by the date required by the March 2014 Order. PHL Variable filed its 2012 Form 10-K ten days after the date required by the March 2014 Order and announced on June 3, 2014 that it would not file its 2013 Annual Report on Form 10- K by the date required by the March 2014 Order. PHL Variable filed its third quarter 2012 Form 10-Q in compliance with the March 2014 Order.

F-55

16.	Contingent Liabilities (continued)

On July 16, 2014, PNX and the Company submitted an Amended Offer of Settlement with the SEC (the “Amended Offer”) pursuant to which PNX and the Company consented to the issuance of the form of an Order Amending Order Instituting Cease-and-Desist Proceedings Pursuant to Section 21C of the Securities Exchange Act of 1934, Making Findings, and Imposing a Cease-and-Desist Order (the “Amended Order”). Except as amended by the Amended Order, which was approved by the SEC on August 1, 2014, the March 2014 Order remains in effect. PNX and the Company each paid a civil monetary penalty in the amount of $100,000 to the U.S. Treasury following the entry of the Amended Order, and will be required to pay the following additional monetary penalties with respect to a future late filing of any Company and/or PNX periodic report covered by the Amended Order: $20,000 per filing for the first week in which a filing is delinquent, plus, for each week or partial week thereafter an additional amount equal to the sum of a) $20,000 and b) $5,000 multiplied by the number of complete weeks that the filing has been delinquent before the week in which the late filing is made. PNX filed its Annual Report on Form 10-K for the year ended December 31, 2013 with the SEC on August 6, 2014 in compliance with the Amended Order.

The following table sets forth the deadlines in the Amended Order for Phoenix’s SEC periodic reports:

Phoenix Timetable of SEC Periodic Reports
Form	Period	Amended Deadline
10-K	Year ended December 31, 2013	August 6, 2014
10-Q	Quarterly Period ended March 31, 2013	September 10, 2014
10-Q	Quarterly Period ended June 30, 2013	September 10, 2014
10-Q	Quarterly Period ended September 30, 2013	September 10, 2014
10-Q	Quarterly Period ended March 31, 2014	October 17, 2014
10-Q	Quarterly Period ended June 30, 2014	October 24, 2014
10-Q	Quarterly Period ended September 30, 2014	December 5, 2014

As of the date of filing of this Form 10-K, Phoenix believes it will become a timely filer with the filing of its Annual Report on Form 10-K for the year ending December 31, 2014.

The following table sets forth the deadlines in the Amended Order for the Company’s SEC periodic reports:

PHL Variable Timetable of SEC Periodic Reports
Form	Period	Amended Deadline
10-K	Year ended December 31, 2013	August 22, 2014
10-Q	Quarterly Period ended March 31, 2013	September 12, 2014
10-Q	Quarterly Period ended June 30, 2013	September 12, 2014
10-Q	Quarterly Period ended September 30, 2013	September 12, 2014
10-Q	Quarterly Period ended March 31, 2014	October 21, 2014
10-Q	Quarterly Period ended June 30, 2014	October 28, 2014
10-Q	Quarterly Period ended September 30, 2014	December 12, 2014

As of the date of filing of this Form 10-K, the Company believes it will become a timely filer with the filing of its Annual Report on Form 10-K for the year ending December 31, 2014. This Form 10-K was filed in compliance with the Amended Order.

F-56

16.	Contingent Liabilities (continued)

Cases Brought by Policy Investors

On June 5, 2012, Wilmington Savings Fund Society, FSB, as successor in interest to Christiana Bank & Trust Company and as trustee of 60 unnamed trusts, filed a complaint against PNX, Phoenix Life and the Company in the United States District Court for the Central District of California; this case was later transferred to the District of Delaware (C.A. No. 13-499-RGA) by order dated March 28, 2013. After the plaintiffs twice amended their complaint, and dropped PNX as a defendant and dropped one of the plaintiff Trusts, the court issued an order on April 9, 2014 dismissing seven of the ten counts, and partially dismissing two more, with prejudice. The court dismissed claims alleged that Phoenix Life and the Company committed RICO violations and fraud by continuing to collect premiums while concealing an intent to later deny death claims. The claims that remain in the case seek a declaration that the policies at issue are valid, and damages relating to cost of insurance increases. We believe we have meritorious defenses against this lawsuit and we intend to vigorously defend against these claims. The outcome of this litigation and any potential losses are uncertain.

On August 2, 2012, Lima LS PLC filed a complaint against PNX, Phoenix Life, the Company, James D. Wehr, Philip K. Polkinghorn, Edward W. Cassidy, Dona D. Young and other unnamed defendants in the United States District Court for the District of Connecticut (Case No. CV12-01122). On July 1, 2013, the defendants’ motion to dismiss the complaint was granted in part and denied in part. Thereafter, on July 31, 2013, the plaintiff served an amended complaint against the same defendants, with the exception that Mr. Cassidy was dropped as a defendant. The plaintiffs allege that Phoenix promoted certain policy sales knowing that the policies would ultimately be owned by investors and then challenging the validity of these policies or denying claims submitted on these policies. Plaintiffs are seeking damages, including punitive and treble damages, attorneys’ fees and a declaratory judgment. We believe we have meritorious defenses against this lawsuit and we intend to vigorously defend against these claims. The outcome of this litigation and any potential losses are uncertain.

Cost of Insurance Cases

By order dated July 12, 2013, two separate classes were certified in an action pending in the United States District Court for the Southern District of New York (C.A. No. 1:11-cv-08405-CM-JCF (U.S. Dist. Ct; S.D.N.Y.)) brought by Martin Fleisher and another plaintiff (the “Fleisher Litigation”), on behalf of themselves and others similarly situated, against Phoenix Life. By subsequent order dated August 26, 2013, the court decertified one of the classes. The complaint in the Fleisher Litigation, filed on November 18, 2011, challenges COI rate adjustments implemented by Phoenix Life, which Phoenix Life maintains were based on policy language permitting such adjustments. The complaint seeks damages for breach of contract. The class certified in the court’s July 12, 2013 order, as limited by the court’s August 26, 2013 order, is limited to holders of Phoenix Life policies issued in New York and subject to New York law. By order dated April 29, 2014, the court denied Martin Fleisher’s motion for summary judgment in the Fleisher Litigation in its entirety, while granting in part and denying in part Phoenix Life’s motion for summary judgment.

The Company, a subsidiary of Phoenix Life, has been named as a defendant in four actions challenging its COI rate adjustments implemented concurrently with the Phoenix Life adjustments. These four cases, which are not styled as class actions, have been brought against the Company by (1) Tiger Capital LLC (C.A. No. 1:12-cv- 02939-CM-JCF; U.S. Dist. Ct; S.D.N.Y., complaint filed on March 14, 2012; the “Tiger Capital Litigation”) and (2-4) U.S. Bank National Association, as securities intermediary for Lima Acquisition LP ((2: C.A. No. 1:12-cv-06811-CM-JCF; U.S. Dist. Ct; S.D.N.Y., complaint filed on November 16, 2011; 3: C.A. No. 1:13-cv-01580-CM-JCF; U.S. Dist. Ct; S.D.N.Y., complaint filed on March 8, 2013; collectively, the “U.S. Bank N.Y. Litigations”)); and 4: C.A. No. 1:13-cv-00368-GMS; U.S. Dist. Ct; D. Del., complaint filed on March 6, 2013; the “Delaware Litigation”). The Tiger Capital Litigation and the two U.S. Bank N.Y. Litigations have been assigned to the same judge as the Fleisher Litigation, and discovery in these four actions, which was coordinated by the court, has concluded. By orders in both U.S. Bank N.Y. Litigations dated May 23, 2014 the court denied U.S. Bank’s motions for summary judgment in their entirety, while granting in part and denying in part the Company’s motions for summary judgment. U.S. Bank moved for reconsideration of the court’s summary judgment decisions in the U.S. Bank N.Y. Litigation, which the court denied by orders dated June 4, 2014. By order in the Tiger Capital Litigation dated July 23, 2014, the court denied Tiger Capital’s motion for summary judgment in its entirety, while granting in part and denying in part PHL Variable’s motion for summary judgment. The Delaware Litigation is proceeding separately and by order dated April 22, 2014 was transferred to the U.S. District Court for the District of Connecticut and assigned a new docket number (C.A. No. 3:14-cv-0555-WWE). The plaintiffs seek damages and attorneys’ fees for breach of contract and other common law and statutory claims.

F-57

16.	Contingent Liabilities (continued)

Complaints to state insurance departments regarding the Company’s COI rate adjustments have also prompted regulatory inquiries or investigations in several states, with two of such states (California and Wisconsin) issuing letters directing the Company to take remedial action in response to complaints by a single policyholder. The Company disagrees with both states’ positions and, on April 30, 2013, Wisconsin commenced an administrative hearing to obtain a formal ruling on its position, which is pending. (OCI Case No. 13-C35362).

The Company and Phoenix Life believe that they have meritorious defenses against all of these lawsuits and regulatory directives and intend to vigorously defend against them. The outcome of these matters is uncertain and any potential losses cannot be reasonably estimated.

Shareholder Action

On April 17, 2013, Robert Strougo, et al. filed a complaint against the Company, James D. Wehr and Peter A. Hofmann in the United States District Court for the District of Connecticut (Case No. 13-CV-547-RNC) (the “Strougo Litigation”). On November 1, 2013, the plaintiffs filed an amended complaint joining Michael E. Hanrahan as an additional individual defendant. The plaintiffs seek to recover on behalf of themselves and a class defined as all persons (other than the defendants) who purchased or otherwise acquired PNX’s securities between May 5, 2009 and August 14, 2013 for claims arising out of PNX’s announced intent to restate previously filed financial statements. The plaintiffs allege that, throughout the class period, PNX made materially false and misleading statements regarding PNX’s business, operational and compliance policies. The plaintiffs seek damages, attorneys’ fees and other litigation costs. On June 2, 2014, prior to moving to certify a class, the plaintiffs voluntarily dismissed the action with prejudice as to the named plaintiffs.

Regulatory matters

State regulatory bodies, the Securities and Exchange Commission (the “SEC”), the Financial Industry Regulatory Authority (“FINRA”), the IRS and other regulatory bodies regularly make inquiries of us and, from time to time, conduct examinations or investigations concerning our compliance with laws and regulations related to, among other things, our insurance and broker-dealer subsidiaries, securities offerings and registered products. We endeavor to respond to such inquiries in an appropriate way and to take corrective action if warranted. Further, PNX is providing to the SEC certain information and documentation regarding the Restatement and the staff of the SEC has indicated to PNX that the matter remains subject to further investigation and potential further regulatory action. We cannot predict the outcome of any of such investigations or actions related to these or other matters.

Regulatory actions may be difficult to assess or quantify. The nature and magnitude of their outcomes may remain unknown for substantial periods of time. It is not feasible to predict or determine the ultimate outcome of all pending inquiries, investigations, legal proceedings and other regulatory actions, or to provide reasonable ranges of potential losses. Based on current information, we believe that the outcomes of our regulatory matters are not likely, either individually or in the aggregate, to have a material adverse effect on our financial condition. However, given the inherent unpredictability of regulatory matters, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on our financial statements in particular quarterly or annual periods.

State Insurance Department Examinations

During 2012 and 2013, the Connecticut Insurance Department conducted its routine financial examination of the Company and two other Connecticut-domiciled insurance affiliates. A report from the Connecticut Insurance Department was issued on May 28, 2014. We expect to receive final market conduct examination reports in 2014.

In 2013, the Connecticut Insurance Department commenced a market conduct examination of the Company and two other Connecticut-domiciled insurance affiliates. The report from this examination will also be available in 2014.

F-58

16.	Contingent Liabilities (continued)

Unclaimed Property Inquiries

In late 2012, PNX and the Company and their affiliates received separate notices from Unclaimed Property Clearing House (“UPCH”) and Kelmar Associates, LLC (“Kelmar”) that UPCH and Kelmar had been authorized by the unclaimed property administrators in certain states to conduct unclaimed property audits. The audits began in 2013 and are being conducted on the PNX enterprise with a focus on death benefit payments; however, all amounts owed by any aspect of the PNX enterprise are also a focus. This includes any payments to vendors, brokers, former employees and shareholders. UPCH represents 33 states and the District of Columbia and Kelmar represents six states.

17.	Supplemental Unaudited Quarterly Financial Information

The following tables reflect unaudited summarized quarterly financial results during the years ended December 31, 2013 and 2012.

Summarized Selected Quarterly Financial Data:	Quarter Ended
($ in millions)	Mar 31, [1]	June 30,	Sept 30,	Dec 31,
	2013

Revenues	$108.8	$137.1	$130.6	$149.2

Benefits and expenses	$131.1	$149.4	$143.2	$68.0

Income tax expense (benefit)	$(1.9)	$(16.9)	$2.6	$(5.5)

Net income (loss)	$(20.4)	$4.6	$(15.2)	$86.7
———————

[1]	Results for the quarter ended March 31, 2013 include $3.2 million of income (loss) related to out of period adjustments. Such amounts are not material to any period presented.

Summarized Selected Quarterly Financial Data:	Quarter Ended
($ in millions)	Mar 31,	June 30,	Sept 30,	Dec 31,
	2012

Revenues	$125.6	$111.7	$130.2	$114.9

Benefits and expenses	$129.3	$143.3	$206.5	$124.8

Income tax expense (benefit)	$18.8	$0.5	$4.3	$(7.4)

Net income (loss)	$(22.5)	$(32.1)	$(80.6)	$(2.5)

F-59

17.	Supplemental Unaudited Quarterly Financial Information (continued)

($ in millions)	Statements of Income and Comprehensive Income
	Three months ended
	Mar 31,	June 30,	Sept 30,	Dec 31,
	2013
REVENUES:
Premiums	$3.1	$5.1	$3.1	$2.6
Insurance and investment product fees	90.1	87.2	94.0	96.3
Net investment income	33.0	34.1	36.3	37.4
Net realized investment gains (losses):
Total OTTI losses	(0.3)	—	(0.2)	(0.6)
Portion of OTTI losses recognized in OCI	(0.7)	(0.2)	—	—
Net OTTI losses recognized in earnings	(1.0)	(0.2)	(0.2)	(0.6)
Net realized investment gains (losses), excluding OTTI losses	(16.4)	10.9	(2.6)	13.5
Net realized investment gains (losses)	(17.4)	10.7	(2.8)	12.9
Total revenues	108.8	137.1	130.6	149.2

BENEFITS AND EXPENSES:
Policy benefits	88.5	91.4	91.8	14.8
Policy acquisition cost amortization	14.0	26.6	22.2	25.6
Other operating expenses	28.6	31.4	29.2	27.6
Total benefits and expenses	131.1	149.4	143.2	68.0
Income (loss) before income taxes	(22.3)	(12.3)	(12.6)	81.2
Income tax expense (benefit)	(1.9)	(16.9)	2.6	(5.5)
Net income (loss)	$(20.4)	$4.6	$(15.2)	$86.7

COMPREHENSIVE INCOME (LOSS):
Net income (loss)	$(20.4)	$4.6	$(15.2)	$86.7
Other comprehensive income (loss) before income taxes:
Unrealized investment gains (losses), net of related offsets	(13.3)	(12.1)	9.9	(19.6)
Less: Income tax expense (benefit) related to:
Unrealized investment gains (losses), net of related offsets	2.7	(12.1)	(0.3)	(2.1)
Other comprehensive income (loss), net of income taxes	(16.0)	—	10.2	(17.5)
Comprehensive income (loss)	$(36.4)	$4.6	$(5.0)	$69.2

F-60

17.	Supplemental Unaudited Quarterly Financial Information (continued)

($ in millions)	Statements of Income and Comprehensive Income
	For the period ended
	June 30,	Sept 30,
	2013
REVENUES:
Premiums	$8.2	$11.3
Insurance and investment product fees	177.3	271.3
Net investment income	67.1	103.4
Net realized investment gains (losses):
Total OTTI losses	(0.3)	(0.5)
Portion of OTTI losses recognized in OCI	(0.9)	(0.9)
Net OTTI losses recognized in earnings	(1.2)	(1.4)
Net realized investment gains (losses), excluding OTTI losses	(5.5)	(8.1)
Net realized investment gains (losses)	(6.7)	(9.5)
Total revenues	245.9	376.5

BENEFITS AND EXPENSES:
Policy benefits, excluding policyholder dividends	179.9	271.7
Policy acquisition cost amortization	40.6	62.8
Other operating expenses	60.0	89.2
Total benefits and expenses	280.5	423.7
Loss before income taxes	(34.6)	(47.2)
Income tax expense (benefit)	(18.8)	(16.2)
Net income (loss)	$(15.8)	$(31.0)

COMPREHENSIVE INCOME (LOSS):
Net income (loss)	$(15.8)	$(31.0)
Other comprehensive income (loss) before income taxes:
Unrealized investment gains (losses), net of related offsets	(25.4)	(15.5)
Less: Income tax expense (benefit) related to:
Unrealized investment gains (losses), net of related offsets	(9.4)	(9.7)
Other comprehensive income (loss), net of income taxes	(16.0)	(5.8)
Comprehensive income (loss)	$(31.8)	$(36.8)

F-61

17.	Supplemental Unaudited Quarterly Financial Information (continued)

($ in millions, except share data)	Balance Sheets
	For the period ended
	Mar 31,	June 30,	Sept 30,
	2013
ASSETS:
Available-for-sale debt securities, at fair value	$3,054.7	$3,162.2	$3,252.1
Short-term investments	224.9	165.0	55.0
Limited partnerships and other investments	5.7	7.2	10.3
Policy loans, at unpaid principal balances	61.5	62.8	65.6
Derivative investments	186.6	199.3	190.7
Fair value investments	46.5	48.8	53.1
Total investments	3,579.9	3,645.3	3,626.8
Cash and cash equivalents	116.2	123.9	218.1
Accrued investment income	29.0	25.7	29.7
Receivables	9.8	8.6	14.3
Reinsurance recoverable	444.1	455.5	484.8
Deferred policy acquisition costs	433.6	463.1	458.5
Deferred income taxes, net	13.4	25.5	25.8
Receivables from related parties	—	6.0	2.0
Other assets	162.2	182.4	190.4
Separate account assets	2,109.5	2,021.3	2,049.5
Total assets	$6,897.7	$6,957.3	$7,099.9

LIABILITIES:
Policy liabilities and accruals	$1,930.8	$1,926.5	$1,974.9
Policyholder deposit funds	2,468.1	2,566.5	2,660.9
Payable to related parties	15.5	18.3	12.6
Other liabilities	115.1	161.4	143.7
Separate account liabilities	2,109.5	2,021.3	2,049.5
Total liabilities	6,639.0	6,694.0	6,841.6

COMMITMENTS AND CONTINGENT LIABILITIES (Note 16)

STOCKHOLDER’S EQUITY:
Common stock, $5,000 par value: 1,000 shares authorized; 500 shares issued	2.5	2.5	2.5
Additional paid-in capital	802.2	802.2	802.2
Accumulated other comprehensive gain (loss)	(4.6)	(4.6)	5.6
Retained earnings (accumulated deficit)	(541.4)	(536.8)	(552.0)
Total stockholder’s equity	258.7	263.3	258.3
Total liabilities and stockholder’s equity	$6,897.7	$6,957.3	$7,099.9

F-62

17.	Supplemental Unaudited Quarterly Financial Information (continued)

($ in millions)	Statement of Changes in Stockholder’s Equity
	For the period ended
	Mar 31,	June 30,	Sept 30,
	2013
COMMON STOCK:
Balance, beginning of period	$2.5	$2.5	$2.5
Balance, end of period	$2.5	$2.5	$2.5

ADDITIONAL PAID-IN CAPITAL:
Balance, beginning of period	$802.2	$802.2	$802.2
Capital contributions from parent	—	—	—
Balance, end of period	$802.2	$802.2	$802.2

ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS):
Balance, beginning of period	$11.4	$11.4	$11.4
Other comprehensive income (loss)	(16.0)	(16.0)	(5.8)
Balance, end of period	$(4.6)	$(4.6)	$5.6

RETAINED EARNINGS (ACCUMULATED DEFICIT):
Balance, beginning of period	$(521.0)	$(521.0)	$(521.0)
Net income (loss)	(20.4)	(15.8)	(31.0)
Balance, end of period	$(541.4)	$(536.8)	$(552.0)

TOTAL STOCKHOLDER’S EQUITY:
Balance, beginning of period	$295.1	$295.1	$295.1
Change in stockholder’s equity	(36.4)	(31.8)	(36.8)
Stockholder’s equity, end of period	$258.7	$263.3	$258.3

F-63

17.	Supplemental Unaudited Quarterly Financial Information (continued)

($ in millions)	Statements of Cash Flows
	For the period ended
	Mar 31,	June 30,	Sept 30,
	2013
OPERATING ACTIVITIES:
Net income (loss)	$(20.4)	$(15.8)	$(31.0)
Net realized investment (gains) losses	17.4	6.7	9.5
Policy acquisition costs deferred	(17.2)	(33.5)	(49.6)
Amortization of deferred policy acquisition costs	14.0	40.6	62.8
Interest credited	18.4	40.1	64.0
Equity in earnings of limited partnerships and other investments	0.8	(0.1)	(0.3)
Change in:
Accrued investment income	(6.8)	(3.7)	(8.5)
Deferred income taxes	—	—	—
Receivables	6.4	7.6	1.9
Reinsurance recoverable	(17.0)	(28.4)	(57.7)
Policy liabilities and accruals	(55.5)	(59.5)	(70.7)
Due to/from affiliate	4.5	1.3	(0.4)
Other operating activities, net	3.6	(4.4)	7.4
Cash provided by (used for) operating activities	(51.8)	(49.1)	(72.6)

INVESTING ACTIVITIES:
Purchases of:
Available-for-sale debt securities	(155.0)	(429.8)	(672.3)
Short-term investments	(224.8)	(224.8)	(224.8)
Derivative instruments	(35.1)	(50.1)	(62.7)
Fair value investments	(9.8)	(14.6)	(21.1)
Sales, repayments and maturities of:
Available-for-sale debt securities	73.4	151.3	261.2
Short-term investments	244.9	304.8	414.8
Derivative instruments	7.7	15.8	27.4
Fair value investments	1.7	3.7	5.7
Contributions to limited partnerships	(0.3)	(0.4)	(3.5)
Distributions from limited partnerships	—	0.1	0.4
Policy loans, net	0.2	(0.6)	(2.7)
Other investing activities, net	0.1	0.1	0.1
Cash provided by (used for) investing activities	(97.0)	(244.5)	(277.5)

FINANCING ACTIVITIES:
Policyholder deposit fund deposits	247.2	469.9	690.7
Policyholder deposit fund withdrawals	(135.3)	(280.0)	(434.6)
Net transfers to/from separate accounts	70.0	144.5	229.0
Cash provided by (used for) financing activities	181.9	334.4	485.1
Change in cash and cash equivalents	33.1	40.8	135.0
Cash and cash equivalents, beginning of period	83.1	83.1	83.1
Cash and cash equivalents, end of period	$116.2	$123.9	$218.1

Supplemental Disclosure of Cash Flow Information
Income taxes paid (refunded)	$(3.7)	$(9.0)	$(25.5)

Non-Cash Transactions During the Year
Investment exchanges	$19.0	$29.6	$30.5

F-64

18.	Subsequent Events

Management and Organizational Changes

On August 11, 2014, Phoenix announced the resignation of Douglas C. Miller as Senior Vice President and Chief Accounting Officer of Phoenix and the appointment of Ernest McNeill, Jr. as Senior Vice President and Chief Accounting Officer of Phoenix, each effective August 25, 2014.

Late Filings

On February 28, 2014, we filed a Notification of Late Filing on Form 12b-25 with the SEC disclosing that we would be unable to timely file our 2013 Annual Report on Form 10-K with the SEC.

On May 12, 2014, we filed a Notification of Late Filing on Form 12b-25 with the SEC disclosing that we would be unable to timely file our first quarter 2014 Quarterly Report on Form 10-Q with the SEC.

On August 8, 2014, we filed a Notification of Late Filing on Form 12b-25 with the SEC disclosing that we would be unable to timely file our second quarter 2014 Quarterly Report on Form 10-Q with the SEC.

Rating Agency Actions

On January 14, 2014, Moody’s Investor Services withdrew the Ba2 financial strength rating of the Company.

On May 20, 2014, Standard & Poor’s Ratings Services placed its ‘B-’, long-term counterparty credit rating on Phoenix and its ‘BB-’ long-term counterparty credit and financial strength ratings on Phoenix Life and the Company on CreditWatch with negative implications.

On August 12, 2014, Standard & Poor’s Ratings Services lowered its financial strength ratings on Phoenix Life and the Company to 'B+' from 'BB-' and affirmed its 'B-' long-term counterparty credit rating on Phoenix. They removed the ratings from CreditWatch and assigned a negative outlook. They also affirmed Phoenix's long-term counterparty credit rating.

SEC Cease-and-Desist Order

See Note 16 to these financial statements for additional information regarding the SEC Cease-and-Desist Order, as amended.

F-65

Phoenix Life
Insurance Company
(a wholly owned subsidiary of The Phoenix Companies, Inc.)
Consolidated Balance Sheets as of December 31, 2013 and 2012 and
Consolidated Statements of Income and Comprehensive Income,
Cash Flows and Changes in Stockholder’s Equity for the years ended
December 31, 2013, 2012 and 2011

Independent Auditor’s Report

To the Board of Directors and Stockholder of
Phoenix Life Insurance Company:

We have audited the accompanying consolidated financial statements of Phoenix Life Insurance Company and its subsidiaries, which comprise the consolidated balance sheets as of December 31, 2013 and 2012, and the related consolidated statements of income and comprehensive income, of stockholder’s equity and of cash flows for each of the three years in the period ended December 31, 2013.

Management’s Responsibility for the Consolidated Financial Statements

Management is responsible for the preparation and fair presentation of the consolidated financial statements in accordance with accounting principles generally accepted in the United States of America; this includes the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of consolidated financial statements that are free from material misstatement, whether due to fraud or error.

Auditor’s Responsibility

Our responsibility is to express an opinion on the consolidated financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the consolidated financial statements. The procedures selected depend on our judgment, including the assessment of the risks of material misstatement of the consolidated financial statements, whether due to fraud or error. In making those risk assessments, we consider internal control relevant to the Company’s preparation and fair presentation of the consolidated financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Opinion

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Phoenix Life Insurance Company and its subsidiaries at December 31, 2013 and 2012, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2013 in accordance with accounting principles generally accepted in the United States of America.

Emphasis of Matter

As discussed in Note 18 to the consolidated financial statements, the Company has significant transactions with its affiliates.

/s/ PricewaterhouseCoopers, LLP

Hartford, Connecticut
August 29, 2014

Phoenix Life Insurance Company
Consolidated Balance Sheets
($ in millions, except share data)
December 31, 2013 and 2012

	2013	2012

ASSETS:
Available-for-sale debt securities, at fair value (amortized cost of $11,419.7 and $11,020.4)	$11,811.9	$11,958.7
Available-for-sale equity securities, at fair value (cost of $40.4 and $27.5)	61.8	34.8
Short-term investments	241.7	594.7
Limited partnerships and other investments	558.8	574.1
Policy loans, at unpaid principal balances	2,350.3	2,354.7
Derivative instruments	243.1	157.4
Fair value investments	187.6	179.7
Total investments	15,455.2	15,854.1
Cash and cash equivalents	455.6	215.5
Accrued investment income	170.7	170.2
Receivables	63.5	80.0
Reinsurance recoverable	603.3	583.6
Deferred policy acquisition costs	965.7	922.4
Deferred income taxes, net	69.9	49.3
Other assets	247.3	252.1
Discontinued operations assets	43.6	53.7
Separate account assets	3,402.3	3,316.5
Total assets	$21,477.1	$21,497.4

LIABILITIES:
Policy liabilities and accruals	$12,437.8	$12,700.0
Policyholder deposit funds	3,429.7	3,040.7
Dividend obligations	705.9	960.2
Indebtedness	156.2	126.1
Pension and postretirement liabilities	94.7	108.2
Other liabilities	282.1	228.4
Discontinued operations liabilities	37.9	47.7
Separate account liabilities	3,402.3	3,316.5
Total liabilities	20,546.6	20,527.8

COMMITMENTS AND CONTINGENCIES (Notes 19 & 20)

STOCKHOLDER’S EQUITY:
Common stock, $1,000 par value: 10,000 shares outstanding	10.0	10.0
Additional paid-in capital	1,557.8	1,586.8
Accumulated other comprehensive income (loss)	37.9	73.6
Retained earnings (accumulated deficit)	(685.5)	(707.0)
Total Phoenix Life Insurance Company stockholder’s equity	920.2	963.4
Noncontrolling interests	10.3	6.2
Total stockholder’s equity	930.5	969.6
Total liabilities and stockholder’s equity	$21,477.1	$21,497.4

The accompanying notes are an integral part of these financial statements.

Phoenix Life Insurance Company
Consolidated Statements of Income and Comprehensive Income
($ in millions, except per share data)
Years Ended December 31, 2013, 2012 and 2011

	2013	2012	2011

REVENUES:
Premiums	$351.6	$402.3	$448.7
Fee income	533.6	544.7	581.8
Net investment income	787.3	829.9	817.5
Net realized investment gains (losses):
Total other-than-temporary impairment (“OTTI”) losses	(7.5)	(51.6)	(64.7)
Portion of OTTI gains (losses) recognized in other comprehensive income (“OCI”)	(4.8)	22.9	38.0
Net OTTI losses recognized in earnings	(12.3)	(28.7)	(26.7)
Net realized investment gains (losses), excluding OTTI losses	30.0	16.2	(7.5)
Net realized investment gains (losses)	17.7	(12.5)	(34.2)
Gain on debt repurchase	—	11.9	—
Total revenues	1,690.2	1,776.3	1,813.8

BENEFITS AND EXPENSES:
Policy benefits, excluding policyholder dividends	981.8	1,168.5	1,136.9
Policyholder dividends	234.4	292.4	259.3
Policy acquisition cost amortization	117.6	202.1	158.6
Interest expense on indebtedness	9.1	11.6	12.5
Other operating expenses	241.4	224.5	214.5
Total benefits and expenses	1,584.3	1,899.1	1,781.8
Income (loss) from continuing operations before income taxes	105.9	(122.8)	32.0
Income tax expense (benefit)	82.6	3.8	3.7
Income (loss) from continuing operations	23.3	(126.6)	28.3
Income (loss) from discontinued operations, net of income taxes	(2.2)	(14.6)	(20.9)
Net income (loss)	21.1	(141.2)	7.4
Less: Net income (loss) attributable to noncontrolling interests	(0.4)	0.6	(0.5)
Net income (loss) attributable to Phoenix Life Insurance Company	$21.5	$(141.8)	$7.9

COMPREHENSIVE INCOME (LOSS):
Net income (loss) attributable to Phoenix Life Insurance Company	$21.5	$(141.8)	$7.9
Net income (loss) attributable to noncontrolling interests	(0.4)	0.6	(0.5)
Net income (loss)	21.1	(141.2)	7.4
Other comprehensive income (loss) before income taxes:
Unrealized investment gains (losses), net of related offsets	(56.4)	93.6	23.8
Less: Income tax expense (benefit) related to:
Unrealized investment gains (losses), net of related offsets	(20.7)	98.4	0.3
Comprehensive income (loss)	(14.6)	(146.0)	30.9
Less: Comprehensive income (loss) attributable to noncontrolling interests, net of income taxes	(0.4)	0.6	(0.5)
Comprehensive income (loss) attributable to Phoenix Life Insurance Company	$(14.2)	$(146.6)	$31.4

The accompanying notes are an integral part of these financial statements.

Phoenix Life Insurance Company
Consolidated Statements of Cash Flows
($ in millions)
Years Ended December 31, 2013, 2012 and 2011

	2013	2012	2011

OPERATING ACTIVITIES:
Net income (loss)	$21.5	$(141.8)	$7.9
Net realized investment (gains) losses	(22.1)	19.4	32.0
Gain on debt repurchase	—	(11.9)	—
Policy acquisition costs deferred	(66.7)	(69.2)	(102.6)
Policy acquisition cost amortization	117.6	202.1	158.6
Amortization and depreciation	8.2	12.0	12.8
Interest credited	139.0	123.2	117.5
Equity in earnings of limited partnerships and other investments	(55.3)	(60.8)	(45.3)
Change in:
Accrued investment income	(86.7)	(123.1)	(140.2)
Deferred income taxes	0.3	(27.6)	(2.5)
Receivables	16.5	(4.6)	(38.6)
Reinsurance recoverable	(21.2)	(19.2)	34.5
Policy liabilities and accruals	(563.3)	(424.5)	(405.1)
Dividend obligations	54.2	80.5	7.4
Post retirement benefit liability	(13.5)	(17.5)	(26.0)
Impact of operating activities of consolidated investment entities, net	(3.2)	(11.8)	(4.2)
Other operating activities, net	3.7	(17.4)	(20.4)
Cash provided by (used) for operating activities	(471.0)	(492.2)	(414.2)

INVESTING ACTIVITIES:
Purchases of:
Available-for-sale debt securities	(2,501.1)	(1,792.0)	(2,199.6)
Available-for-sale equity securities	(19.2)	(10.9)	(6.4)
Short-term investments	(980.3)	(1,549.1)	(739.2)
Derivative instruments	(101.9)	(50.8)	(70.5)
Fair value and other investments	(27.0)	(38.7)	(48.7)
Sales, repayments and maturities of:
Available-for-sale debt securities	2,136.2	1,878.3	1,439.1
Available-for-sale equity securities	6.9	12.5	10.2
Short-term investments	1,344.5	1,183.8	771.6
Derivative instruments	49.5	26.7	87.1
Fair value and other investments	26.6	49.3	35.7
Contributions to limited partnerships and limited liability corporations	(72.4)	(101.8)	(99.4)
Distributions from limited partnerships and limited liability corporations	146.8	138.4	120.5
Policy loans, net	80.8	126.5	128.3
Impact of investing activities of consolidated investment entities, net	—	—	—
Other investing activities, net	(10.4)	(8.7)	(5.6)
Cash provided by (used for) investing activities	79.0	(136.5)	(576.9)

(Continued on next page)

The accompanying notes are an integral part of these financial statements.

Phoenix Life Insurance Company
Consolidated Statements of Cash Flows
($ in millions)
Years Ended December 31, 2013, 2012 and 2011

(Continued from previous page)	2013	2012	2011

FINANCING ACTIVITIES:
Policyholder deposit fund deposits	1,355.0	1,597.4	1,825.4
Policyholder deposit fund withdrawals	(1,140.4)	(1,138.8)	(1,179.3)
Net transfers to/from separate accounts	412.9	379.8	435.1
Return of capital	(74.2)	(71.8)	(64.8)
Capital contribution from parent	45.0	—	—
Debt issuance	30.0	—	—
Impact of financing activities of consolidated investment entities, net	4.5	1.3	1.5
Other financing activities, net	—	(36.2)	(4.2)
Cash provided by (used for) financing activities	632.8	731.7	1,013.7
Change in cash and cash equivalents	240.8	103.0	22.6
Change in cash included in discontinued operations assets	(0.7)	2.7	1.3
Cash and cash equivalents, beginning of period	215.5	109.8	85.9
Cash and cash equivalents, end of period	$455.6	$215.5	$109.8

Supplemental Disclosure of Cash Flow Information
Income taxes paid (refunded)	$86.5	$25.7	$5.7
Interest expense on indebtedness paid	$9.1	$10.8	$12.5

Non-Cash Transactions During the Year
Investment exchanges	$98.8	$96.0	$97.8
Capital contribution-in-kind	$—	$—	$10.5

The accompanying notes are an integral part of these financial statements.

Phoenix Life Insurance Company
Consolidated Statements of Changes in Stockholder’s Equity
($ in millions, except share data)
Years Ended December 31, 2013, 2012 and 2011

	2013	2012	2011

COMMON STOCK:
Balance, beginning of period	$10.0	$10.0	$10.0
Balance, end of period	$10.0	$10.0	$10.0

COMMON STOCK ADDITIONAL PAID-IN CAPITAL:
Balance, beginning of period	$1,586.8	$1,658.3	$1,712.6
Capital contribution	45.0	0.3	10.5
Return of capital	(74.0)	(71.8)	(64.8)
Balance, end of period	$1,557.8	$1,586.8	$1,658.3

ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS):
Balance, beginning of period	$73.6	$78.4	$54.9
Other comprehensive income (loss)	(35.7)	(4.8)	23.5
Balance, end of period	$37.9	$73.6	$78.4

RETAINED EARNINGS (ACCUMULATED DEFICIT):
Balance, beginning of period	$(707.0)	$(565.2)	$(573.1)
Net income (loss)	21.5	(141.8)	7.9
Balance, end of period	$(685.5)	$(707.0)	$(565.2)

TOTAL STOCKHOLDER’S EQUITY ATTRIBUTABLE TO
PHOENIX LIFE INSURANCE COMPANY
Balance, beginning of period	$963.4	$1,181.5	$1,204.4
Change in stockholder’s equity attributable to Phoenix Life Insurance Company	(43.2)	(218.1)	(22.9)
Balance, end of period	$920.2	$963.4	$1,181.5

NONCONTROLLING INTERESTS:
Balance, beginning of period	$6.2	$2.3	$1.3
Change in noncontrolling interests	4.1	3.9	1.0
Balance, end of period	$10.3	$6.2	$2.3

TOTAL STOCKHOLDER’S EQUITY:
Balance, beginning of period	$969.6	$1,183.8	$1,205.7
Change in stockholder’s equity	(39.1)	(214.2)	(21.9)
Stockholder’s equity, end of period	$930.5	$969.6	$1,183.8

The accompanying notes are an integral part of these financial statements.

Phoenix Life Insurance Company
Notes to Consolidated Financial Statements
($ in millions)
Years Ended December 31, 2013, 2012 and 2011

1.    Organization and Description of Business

Phoenix Life Insurance Company and its subsidiaries (together, “we,” “our,” “us,” the “Company” or “Phoenix Life”) offer life insurance and annuity products. We are a wholly owned subsidiary of The Phoenix Companies, Inc. (“PNX” or “Phoenix”), a New York Stock Exchange listed company. Our consolidated financial statements include the results of our closed block of business created at the time of demutualization. Saybrus Partners, Inc. (“Saybrus”), an affiliate, provides dedicated life insurance and other consulting services to financial advisors in partner companies, as well as support for sales of our product line through independent distribution organizations.

2.     Basis of Presentation and Significant Accounting Policies

We have prepared these financial statements in accordance with generally accepted accounting principles in the United States (“U.S. GAAP”) which differ materially from the accounting practices prescribed by various insurance regulatory authorities. Our consolidated financial statements include the accounts of the Company and its various subsidiaries. Related party balances and transactions have been eliminated in consolidating these financial statements. In addition, certain prior year amounts have been reclassified to conform to the current year presentation. Results for the year ended December 31, 2013 includes a loss of $0.3 million related to out-of-period adjustments. Such amounts are not material to any period presented.

Use of estimates

In preparing these financial statements in conformity with U.S. GAAP, we are required to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting periods. Significant estimates and assumptions are made in the determination of estimated gross profits (“EGPs”) and estimated gross margins (“EGMs”) used in the valuation and amortization of assets and liabilities associated with universal life and annuity contracts; policyholder liabilities and accruals; valuation of investments in debt and equity securities; limited partnerships and other investments; valuation of deferred tax assets; pension and other post-employment benefits liabilities; and accruals for contingent liabilities. Actual results could differ from these estimates.

Adoption of new accounting standards

Reporting Amounts Reclassified Out of Accumulated Other Comprehensive Income

In February 2013, the Financial Accounting Standards Board (the “FASB”) issued updated guidance regarding the presentation of comprehensive income (ASU 2013-02). Under the guidance, an entity would separately present information about significant items reclassified out of accumulated other comprehensive income by component as well as changes in accumulated other comprehensive income balances by component in either the financial statements or the notes to the financial statements. The guidance does not change the items that are reported in other comprehensive income. The guidance does not change when an item of other comprehensive income must be reclassified to net income and does not amend any existing requirements for reporting net income or other comprehensive income. The guidance was effective for the first interim or annual reporting period beginning after December 15, 2012 and was applied prospectively. See Note 13 to these financial statements for the disclosures required by this guidance.

Disclosures about Offsetting Assets and Liabilities

In December 2011 and January 2013, the FASB issued amended guidance to ASC 210, Balance Sheet, with respect to disclosure of offsetting assets and liabilities as part of the effort to establish common requirements in accordance with U.S. GAAP. This amended guidance requires the disclosure of both gross information and net information about both financial instruments and derivative instruments eligible for offset in our balance sheets and instruments and transactions subject to an agreement similar to a master netting arrangement. This guidance was effective for periods beginning on or after January 1, 2013, with respective disclosures required retrospectively for all comparative periods presented. See Note 10 to these financial statements for the disclosures required by this guidance.

2.    Basis of Presentation and Significant Accounting Policies (continued)

Definition of a Business Entity

In December 2013, the FASB issued updated guidance establishing a single definition of a public entity for use in financial accounting and reporting guidance. This new guidance is effective for all current and future reporting periods and did not have a significant effect on the Company’s consolidated financial position, results of operations or financial statement disclosures.

Accounting standards not yet adopted

Investment Companies: Amendments to the Scope, Measurement and Disclosure Requirements

In June 2013, the FASB issued updated guidance clarifying the characteristics of an investment company and requiring new disclosures. Under the guidance, all entities regulated under the Investment Company Act of 1940 automatically qualify as investment companies, while all other entities need to consider both the fundamental and typical characteristics of an investment company in determining whether they qualify as investment companies. This new guidance is effective for interim or annual reporting periods that begin after December 15, 2013 and should be applied prospectively. This guidance is not expected to have a significant effect on the Company’s consolidated financial position, results of operations or financial statement disclosures.

Obligations Resulting for Joint and Several Liability Agreements for Which the Total Amount of the Obligation is Fixed at the Reporting Date

In February 2013, the FASB issued new guidance regarding liabilities (ASU 2013-04, Liabilities (Topic 405): Obligations Resulting from Joint and Several Liability Arrangements for Which the Total Amount of the Obligation Is Fixed at the Reporting Date) , effective retrospectively for fiscal years beginning after December 15, 2013 and interim periods within those years. The amendments require an entity to measure obligations resulting from joint and several liability arrangements for which the total amount of the obligation within the scope of the guidance is fixed at the reporting date, as the sum of the amount the reporting entity agreed to pay on the basis of its arrangement among its co-obligors and any additional amount the reporting entity expects to pay on behalf of its co-obligors. In addition, the amendments require an entity to disclose the nature and amount of the obligation, as well as other information about the obligation. This guidance is not expected to have a significant effect on the Company’s consolidated financial position, results of operations or financial statement disclosures.

Accounting for Troubled Debt Restructurings by Creditors

In January 2014, the FASB issued updated guidance for troubled debt restructurings clarifying when an in substance repossession or foreclosure occurs, and when a creditor is considered to have received physical possession of residential real estate property collateralizing a consumer mortgage loan. The new guidance is effective for annual periods and interim periods within those annual periods, beginning after December 15, 2014. This guidance can be elected for prospective adoption or by using a modified retrospective transition method. This guidance is not expected to have a significant effect on the Company’s consolidated financial position, results of operations or financial statement disclosures.

Accounting for Investments in Qualified Affordable Housing Projects

In January 2014, the FASB issued updated guidance regarding investments in flow-through limited liability entities that manage or invest in affordable housing projects that qualify for the low-income housing tax credit. Under the guidance, an entity is permitted to make an accounting policy election to amortize the initial cost of its investment in proportion to the tax credits and other tax benefits received and recognize the net investment performance in the statement of operations as a component of income tax expense (benefit) if certain conditions are met. The new guidance is effective for annual periods and interim reporting periods within those annual periods, beginning after December 15, 2014, and should be applied retrospectively to all periods presented. This guidance is not expected to have a significant effect on the Company’s consolidated financial position, results of operations or financial statement disclosures.

2.    Basis of Presentation and Significant Accounting Policies (continued)

Reporting Discontinued Operations and Disclosures of Disposals of Components of an Entity

In April 2014, the FASB issued updated guidance that changes the criteria for reporting discontinued operations and introduces new disclosures. The new guidance is effective prospectively to new disposals and new classifications of disposal groups as held for sale that occur within annual periods beginning on or after December 15, 2014 and interim periods within those annual periods. Early adoption is permitted for new disposals or new classifications as held for sale that have not been reported in financial statements previously issued. The Company will apply the guidance to new disposals and operations newly classified as held for sale, beginning first quarter of 2015, with no effect on existing reported discontinued operations. This guidance is not expected to have a significant effect on the Company’s consolidated financial position, results of operations or financial statement disclosures.

Presentation of an Unrecognized Tax Benefit When a Net Operating Loss Carryforward, a Similar Tax Loss, or Tax Credit Carryforward Exists

In July 2013, the FASB issued updated guidance regarding the presentation of unrecognized tax benefits when net operating loss carryforwards, similar tax losses, or tax credit carryforwards exist. This new guidance is effective for interim or annual reporting periods that begin after December 15, 2013, and should be applied prospectively, with early application permitted. This guidance is not expected to have a significant effect on the Company’s consolidated financial position, results of operations or financial statement disclosures.

Significant accounting policies

Investments

Debt and Equity Securities

Our debt and equity securities classified as available-for-sale are reported on our consolidated balance sheets at fair value. Fair value is based on quoted market price, where available. When quoted market prices are not available, we estimate fair value by discounting debt security cash flows to reflect interest rates currently being offered on similar terms to borrowers of similar credit quality (private placement debt securities), by quoted market prices of comparable instruments (untraded public debt securities) and by independent pricing sources or internally developed pricing models. We recognize unrealized gains and losses on investments in debt and equity securities that we classify as available-for-sale. We report these unrealized investment gains and losses as a component of OCI, net of the relevant policyholder obligations, applicable deferred policy acquisition costs (“DAC”) and applicable deferred income taxes. Realized investment gains and losses are recognized on a first in first out basis.

Limited Partnerships and Other Investments

Limited partnerships, infrastructure funds, hedge funds and joint venture interests in which we do not have voting control or power to direct activities are recorded using the equity method of accounting. These investments include private equity, mezzanine funds, infrastructure funds, hedge funds of funds and direct equity investments. The equity method of accounting requires that the investment be initially recorded at cost and the carrying amount of the investment subsequently adjusted to recognize our share of the earnings or losses. We record our equity in the earnings in net investment income using the most recent financial information received from the partnerships. Recognition of net investment income is generally on a three-month delay due to the timing of the related financial statements. The contributions to and distributions from limited partnerships are classified as investing activities within the statement of cash flows.

The Company routinely evaluates these investments for impairments. For equity method investees, the Company considers financial and other information provided by the investee, other known information and inherent risks in the underlying investments, as well as future capital commitments, in determining whether an impairment has occurred. The Company considers its cost method investments for other-than-temporary impairments (“OTTI”) when the carrying value of such investments exceeds the net asset value (“NAV”). The Company takes into consideration the severity and duration of this excess when determining whether the cost method investment is other-than-temporarily impaired. When an OTTI has occurred, the impairment loss is recorded within net realized investment gains (losses).

2.    Basis of Presentation and Significant Accounting Policies (continued)

Other investments also include leveraged lease investments which represent the net amount of the estimated residual value of the lease assets, rental receivables and unearned and deferred income to be allocated over the lease term. It further includes investments in life settlement contracts accounted for under the investment method under which the Company recognizes its initial investment in life settlement contracts at the transaction price plus all initial direct external costs. Continuing costs to keep the policy in force comprising mainly life insurance premiums, increase the carrying value of the investment while income on individual life settlement contracts are recognized when the insured dies, at an amount equal to the excess of the contract proceeds over the carrying amount of the contract at that time. Contracts are reviewed annually for indications that the expected future proceeds from the contract would not be sufficient to recover estimated future carrying amount of the contract (current carrying amount for the contract plus anticipated undiscounted future premiums and other capitalizable future costs.) Any such contracts identified are written down to estimated fair value.

Loans are occasionally restructured in a troubled debt restructuring. These restructurings generally include one or more of the following: full or partial payoffs outside of the original contract terms; changes to interest rates; extensions of maturity; or additions or modifications to covenants. When restructurings occur, they are evaluated individually to determine whether the restructuring or modification constitutes a “troubled debt restructuring” as defined by authoritative accounting guidance. In a troubled debt restructuring where the Company receives assets in full or partial satisfaction of the debt, any specific valuation allowance is reversed and a direct write down of the loan is recorded for the amount of the allowance and any additional loss, net of recoveries, or any gain is recorded for the difference between the fair value of the assets received and the recorded investment in the loan. Any remaining loan is evaluated prospectively for impairment based on the credit review process noted above. When a loan is restructured in a troubled debt restructuring, the impairment of the loan is remeasured using the modified terms and the loan’s original effective yield and the allowance for loss is adjusted accordingly. Subsequent to the modification, income is recognized prospectively based on the modified terms of the loans in accordance with the income recognition policy noted above.

The consolidated financial statements include investments in limited partnerships qualifying as variable interest entities (“VIEs”). For those which were determined to be VIEs, we are the primary beneficiary and consolidate where we have the power to direct the most significant activities of the entity and an economic interest in the entity.

See Note 7 to these financial statements for additional information regarding VIEs.

Policy Loans

Policy loans are carried at their unpaid principal balances and are collateralized by the cash values of the related policies. The majority of policy loans are at variable interest rates that are reset annually on the policy anniversary.

Fair Value Instruments

Debt securities held at fair value include debt securities held for which changes in fair values are recorded in earnings. The securities held at fair value are designated as trading securities, as well as those debt securities for which we have elected the fair value option (“FVO”) and certain available-for-sale structured securities held at fair value. The changes in fair value and any interest income of these securities are reflected in earnings as part of “net investment income.” See Note 11 to these financial statements for additional disclosures related to these securities.

Derivative Instruments

We recognize derivative instruments on the consolidated balance sheets at fair value. The derivative contracts are reported as assets in derivative instruments or liabilities in other liabilities on the consolidated balance sheets, excluding embedded derivatives. Embedded derivatives, as discussed below, are recorded on the consolidated balance sheets bifurcated from the associated host contract.

The Company economically hedges variability of cash flows to be received or paid related to certain recognized assets and/or liabilities. All changes in the fair value of derivatives, including net receipts and payments, are included in net realized investment gains and losses without consideration of changes in the fair value of the economically associated assets or liabilities. We do not designate the purchased derivatives related to living benefits or index credits as hedges for accounting purposes.

2.    Basis of Presentation and Significant Accounting Policies (continued)

Our derivatives are not designated as hedges for accounting purposes. All changes in the fair value, including net receipts and payments, are included in net realized investment gains and losses without consideration of changes in the fair value of the economically associated assets or liabilities.

Short-Term Investments

Short-term investments include securities with a maturity of one year or less but greater than three months at a time of purchase and are stated at estimated fair value or amortized cost, which approximates estimated fair value.

Net Investment Income

For asset-backed and fixed maturity debt securities, we recognize interest income using a constant effective yield based on estimated cash flow timing and economic lives of the securities. For high credit quality asset-backed securities, effective yields are recalculated based on actual payments received and updated prepayment expectations, and the amortized cost is adjusted to the amount that would have existed had the new effective yield been applied since acquisition with a corresponding charge or credit to net investment income. For asset-backed securities that are not high credit quality, effective yields are recalculated and adjusted prospectively based on changes in expected undiscounted future cash flows. For certain credit impaired asset-backed securities, effective yields are recalculated and adjusted prospectively to reflect significant increases in undiscounted expected future cash flows and changes in the contractual benchmark interest rate on variable rate securities. Any prepayment fees on fixed maturities and mortgage loans are recorded when earned in net investment income. We record the net income from investments in partnerships and joint ventures in net investment income.

Other-Than-Temporary Impairments on Available-For-Sale Securities

We recognize realized investment losses when declines in fair value of debt and equity securities are considered to be an OTTI.

For debt securities, the other-than-temporarily impaired amount is separated into the amount related to a credit loss and is reported as net realized investment losses included in earnings and any amounts related to other factors are recognized in OCI. The credit loss component represents the difference between the amortized cost of the security and the net present value of its projected future cash flows discounted at the effective interest rate implicit in the debt security prior to impairment. Any remaining difference between the fair value and amortized cost is recognized in AOCI. Subsequent to the recognition of an OTTI, the impaired security is accounted for as if it had been purchased on the date of impairment at an amortized cost basis equal to the previous amortized cost basis less the OTTI recognized in earnings. We will continue to estimate the present value of future expected cash flows and, if significantly greater than the new cost basis, we will accrete the difference as investment income on a prospective basis once the Company has determined that the interest income is likely to be collected.

In evaluating whether a decline in value is other-than-temporary, we consider several factors including, but not limited to, the following:

•	the extent and the duration of the decline;

•	the reasons for the decline in value (credit event, interest related or market fluctuations);

•	our intent to sell the security, or whether it is more likely than not that we will be required to sell it before recovery; and

•	the financial condition and near term prospects of the issuer.

A debt security impairment is deemed other-than-temporary if:

•	we either intend to sell the security, or it is more likely than not that we will be required to sell the security before recovery; or

•	it is probable we will be unable to collect cash flows sufficient to recover the amortized cost basis of the security.

An equity security impairment is deemed other-than-temporary if:

•	the security has traded at a significant discount to cost for an extended period of time; or

•	we determined we may not realize the full recovery on our investment.

2.    Basis of Presentation and Significant Accounting Policies (continued)

Equity securities are determined to be other-than-temporarily impaired based on management judgment and the consideration of the issuer’s financial condition along with other relevant facts and circumstances. Those securities which have been in a continuous decline for over twelve months and declines in value that are severe and rapid are considered for reasonability of whether the impairment would be temporary. Although there may be sustained losses for over twelve months or losses that are severe and rapid, additional information related to the issuer performance may indicate that such losses are not other-than-temporary.

Impairments due to deterioration in credit that result in a conclusion that the present value of cash flows expected to be collected will not be sufficient to recover the amortized cost basis of the security are considered other-than-temporary. Other declines in fair value (for example, due to interest rate changes, sector credit rating changes or company-specific rating changes) that result in a conclusion that the present value of cash flows expected to be collected will not be sufficient to recover the amortized cost basis of the security may also result in a conclusion that an OTTI has occurred.

On a quarterly basis, we evaluate securities in an unrealized loss position for potential recognition of an OTTI. In addition, we maintain a watch list of securities in default, near default or otherwise considered by our investment professionals as being distressed, potentially distressed or requiring a heightened level of scrutiny. We also identify securities whose fair value has been below amortized cost on a continuous basis for zero to six months, six months to 12 months and greater than 12 months.

We employ a comprehensive process to determine whether or not a security in an unrealized loss position is other-than-temporarily impaired. This assessment is done on a security-by-security basis and involves significant management judgment. The assessment of whether impairments have occurred is based on management’s evaluation of the underlying reasons for the decline in estimated fair value. The Company’s review of its fixed maturity and equity securities for impairments includes an analysis of the total gross unrealized losses by severity and/or age of the gross unrealized loss. An extended and severe decline in value on a fixed maturity security may not have any impact on the ability of the issuer to service all scheduled interest and principal payments and the Company’s evaluation of recoverability of all contractual cash flows or the ability to recover an amount at least equal to its amortized cost based on the present value of the expected future cash flows to be collected. In contrast, for certain equity securities, greater weight and consideration are given by the Company to an extended decline in market value and the likelihood such market value decline will recover.

Specifically for structured securities, to determine whether a collateralized security is impaired, we obtain underlying data from the security’s trustee and analyze it for performance trends. A security-specific stress analysis is performed using the most recent trustee information. This analysis forms the basis for our determination of the future expected cash flows to be collected for the security.

The closed block policyholder dividend obligation, applicable DAC and applicable income taxes, which offset realized investment gains and losses and OTTIs, are each reported separately as components of net income.

Cash and Cash Equivalents

Cash and cash equivalents include cash on hand, amounts due from banks, money market instruments and other debt instruments with original maturities of three months or less. Negative cash balances are reclassified to other liabilities.

Deferred Policy Acquisition Costs

We defer incremental direct costs related to the successful sale of new or renewal contracts. Incremental direct costs are those costs that result directly from and are essential to the sale of a contract. These costs include principally commissions, underwriting and policy issue expenses, all of which vary with and are primarily related to production of new business.

We amortize DAC based on the related policy’s classification. For individual participating life insurance policies, DAC is amortized in proportion to EGMs arising principally from investment results, mortality, dividends to policyholders and expense margins. For universal life, variable universal life and deferred annuities, DAC is amortized in proportion to EGPs as discussed more fully below. EGPs are also used to amortize other assets and liabilities in the Company’s consolidated balance sheets, such as sales inducement assets (“SIA”) and unearned revenue reserves (“URR”). Components of EGPs are used to determine reserves for universal life and fixed, indexed and variable annuity contracts with death and other insurance benefits such as guaranteed minimum death and guaranteed minimum income benefits. Both EGMs and EGPs are based on historical and anticipated future experience which is updated periodically.

2.    Basis of Presentation and Significant Accounting Policies (continued)

In addition, DAC is adjusted through OCI each period as a result of unrealized gains or losses on securities classified as available-for-sale in a process commonly referred to as shadow accounting. This adjustment is required in order to reflect the impact of these unrealized amounts as if these unrealized amounts had been realized.

The projection of EGPs and EGMs requires the extensive use of actuarial assumptions, estimates and judgments about the future. Future EGPs and EGMs are generally projected for the estimated lives of the contracts. Assumptions are set separately for each product and are reviewed at least annually based on our current best estimates of future events. The following table summarizes the most significant assumptions used in the categories set forth below:

Significant Assumption	Product	Explanation and Derivation

Separate account investment return	Variable Annuities (8.0% long-term return assumption) Variable Universal Life (8.0% long-term return assumption)
Separate account return assumptions are derived from the long-term returns observed in the asset classes in which the separate accounts are invested. Short-term deviations from the long-term expectations are expected to revert to the long-term assumption over five years.

Interest rates and default rates	Fixed and Indexed Annuities Universal Life Participating Life
Investment returns are based on the current yields and maturities of our fixed income portfolio combined with expected reinvestment rates given current market interest rates. Reinvestment rates are assumed to revert to long-term rates implied by the forward yield curve and long-term default rates. Contractually permitted future changes in credited rates are assumed to help support investment margins.

Mortality / longevity	Universal Life Variable Universal Life Fixed and Indexed Annuities Participating Life
Mortality assumptions are based on Company experience over a rolling five-year period plus supplemental data from industry sources and trends. A mortality improvement assumption is also incorporated into the overall mortality table.These assumptions can vary by issue age, gender, underwriting class and policy duration.

Policyholder behavior – policy persistency	Universal Life Variable Universal Life Variable Annuities Fixed and Indexed Annuities Participating Life
Policy persistency assumptions vary by product and policy year and are updated based on recently observed experience. Policyholders are generally assumed to behave rationally; hence rates are typically lower when surrender penalties are in effect or when policy benefits are more valuable.

Policyholder behavior – premium persistency	Universal Life Variable Universal Life
Future premiums and related fees are projected based on contractual terms, product illustrations at the time of sale and expected policy lapses without value. Assumptions are updated based on recently observed experience and include anticipated changes in behavior based on changes in policy charges if the Company has a high degree of confidence that such changes will be implemented (e.g., change in cost of insurance (“COI”) charges).

Expenses	All products	Projected maintenance expenses to administer policies in force are based on annually updated studies of expenses incurred.
Reinsurance costs / recoveries	Universal Life Variable Universal Life Variable Annuities Participating Life
Projected reinsurance costs are based on treaty terms currently in force. Recoveries are based on the Company’s assumed mortality and treaty terms. Treaty recaptures are based on contract provisions and management’s intentions.

2.    Basis of Presentation and Significant Accounting Policies (continued)

Annually, we complete a comprehensive assumption review where management makes a determination of best estimate assumptions based on a comprehensive review of recent experience and industry trends. Assumption changes resulting from this review may change our estimate of EGPs in the DAC, SIA, and URR models, as well as projections within the death benefit and other insurance benefit reserving models, the profits followed by losses reserve models, and cost of reinsurance models. Throughout the year, we may also update the assumptions and adjust these balances if emerging data indicates a change is warranted. All assumption changes, whether resulting from the annual comprehensive review or from other periodic assessments, are considered an unlock in the period of revision and adjust the DAC, SIA, URR, death and other insurance benefit reserves, profits followed by losses reserve, and cost of reinsurance balances in the consolidated balance sheets with an offsetting benefit or charge to income to reflect such changes in the period of the revision. An unlock that results in an after-tax benefit generally occurs as a result of actual experience or future expectations of product profitability being more favorable than previous estimates. An unlock that results in an after-tax charge generally occurs as a result of actual experience or future expectations of product profitability being less favorable than previous estimates.

Our process to assess the reasonableness of the EGPs uses internally developed models together with consideration of applicable recent experience and analysis of market and industry trends and other events. Actual gross profits that vary from management’s estimates in a given reporting period may also result in increases or decreases in the rate of amortization recorded in the period.

An analysis is performed annually to assess if there are sufficient gross profits to recover the DAC associated with business written during the year. If the estimates of gross profits cannot support the recovery of DAC, the amount deferred is reduced to the recoverable amount.

Over the last several years, the Company has revised a number of assumptions that have resulted in changes to expected future gross profits. The most significant assumption updates resulting in a change to future gross profits and the amortization of DAC, SIA and URR in 2013 are related to changes in expected premium persistency, and the incorporation of a mortality improvement assumption. Other of the more significant drivers of changes to expected gross profits over the last several years include changes in expected separate account investment returns due to changes in equity markets; changes in expected future interest rates and default rates based on continued experience and expected interest rate changes; changes in mortality, lapses and other policyholder behavior assumptions that are updated to reflect more recent policyholder and industry experience; and changes in expected policy administration expenses.

Premises and equipment

Premises and equipment, consisting primarily of our main office building, are stated at cost less accumulated depreciation and amortization and are included in other assets. We depreciate the building on the straight-line method over 39 years and equipment on the straight-line method over three to seven years. We amortize leasehold improvements over the terms of the related leases or the useful life of the improvement, whichever is shorter.

Separate account assets and liabilities

Separate account assets related to policyholder funds are carried at fair value with an equivalent amount recorded as separate account liabilities. Deposits, net investment income and realized investment gains and losses for these accounts are excluded from revenues and the related liability increases are excluded from benefits and expenses. Fees assessed to the contract owners for management services are included in revenues when services are rendered.

Policy liabilities and accruals

Policy liabilities and accruals include future benefit liabilities for certain life and annuity products. We establish liabilities in amounts adequate to meet the estimated future obligations of policies in force. Future benefit liabilities for traditional life insurance are computed using the net level premium method on the basis of actuarial assumptions as to mortality rates guaranteed in calculating the cash surrender values described in such contracts, contractual guaranteed rates of interest which range from 2.3% to 6.0% and morbidity. Participating insurance represented 20.7% and 20.4% of direct individual life insurance in force at December 31, 2013 and 2012, respectively.

2.    Basis of Presentation and Significant Accounting Policies (continued)

Generally, future policy benefits are payable over an extended period of time and related liabilities are calculated recognizing future expected benefits, expenses and premiums. Such liabilities are established based on methods and underlying assumptions in accordance with U.S. GAAP and applicable actuarial standards. Principal assumptions used in the establishment of liabilities for future policy benefits are mortality, morbidity, policyholder behavior, investment returns, inflation, expenses and other contingent events as appropriate. These assumptions are intended to estimate the experience for the period the policy benefits are payable. Utilizing these assumptions, liabilities are established on a cohort basis, as appropriate. If experience is less favorable than assumed, additional liabilities may be established, resulting in a charge to policyholder benefits and claims.

Additional policyholder liabilities for guaranteed benefits on variable annuity and on fixed index annuity contracts are based on estimates of the expected value of benefits in excess of the projected account balance, recognizing the excess over the accumulation period based on total expected assessments. Because these estimates are sensitive to capital market movements, amounts are calculated using multiple future economic scenarios.

Additional policyholder liabilities are established for certain contract features that could generate significant reductions to future gross profits (e.g., death benefits when a contract has zero account value and a no-lapse guarantee). The liabilities are accrued over the lifetime of the block based on assessments. The assumptions used in estimating these liabilities are consistent with those used for amortizing DAC and are, thus, subject to the same variability and risk. The assumptions of investment performance and volatility for variable and equity index products are consistent with historical experience of the appropriate underlying equity indices.

We expect that our universal life block of business will generate profits followed by losses and therefore we establish an additional liability to accrue for the expected losses over the period of expected profits. The assumptions used in estimating these liabilities are consistent with those used for amortizing DAC and are subject to the same variability and risk.

The liability for universal life-type contracts primarily includes the balance that accrues to the benefit of the policyholders as of the financial statement date, including interest credited at rates which range from 3.0% to 4.5%, amounts that have been assessed to compensate us for services to be performed over future periods, accumulated account deposits, withdrawals and any amounts previously assessed against the policyholder that are refundable. There may also be a liability recorded for contracts that include additional death or other insurance benefit features as discussed above.

The Company periodically reviews its estimates of actuarial liabilities for policyholder benefits and compares them with its actual experience. Differences between actual experience and the assumptions used in pricing these policies and guarantees, as well as in the establishment of the related liabilities, result in variances in profit and could result in losses.

Policy liabilities and accruals also include liabilities for outstanding claims, losses and loss adjustment expenses based on individual case estimates for reported losses and estimates of unreported losses based on past experience. The Company does not establish claim liabilities until a loss has occurred. However, unreported losses and loss adjustment expenses includes estimates of claims that the Company believes have been incurred but have not yet been reported as of the balance sheet date.

Embedded derivatives

Certain contracts contain guarantees that are accounted for as embedded derivative instruments. These guarantees are assessed to determine if a separate instrument with the same terms would qualify as a derivative and if they are not clearly and closely related to the economic characteristics of the host contract. Contract guarantees that meet these criteria are reported separately from the host contract and reported at fair value.

The guaranteed minimum withdrawal benefit (“GMWB”), guaranteed minimum accumulation benefit (“GMAB”) and combination rider (“COMBO”) represent embedded derivative liabilities in the variable annuity contracts. These liabilities are accounted for at fair value within policyholder deposit funds on the consolidated balance sheets with changes in the fair value of embedded derivatives recorded in realized investment gains on the consolidated statements of income and comprehensive income. The fair value of the GMWB, GMAB and COMBO obligation is calculated based on actuarial and capital market assumptions related to the projected cash flows, including benefits and related contract charges, over the lives of the contracts, incorporating expectations concerning policyholder behavior. As markets change, contracts mature and actual policyholder behavior emerges, these assumptions are continually evaluated and may from time to time be adjusted.

2.    Basis of Presentation and Significant Accounting Policies (continued)

Fixed indexed annuities offer a variety of index options: policy credits that are calculated based on the performance of an outside equity market or other index over a specified term. The index options represent embedded derivative liabilities accounted for at fair value within policyholder deposit funds on the consolidated balance sheets with changes in fair value recorded in realized investment gains and losses in the consolidated statements of income and comprehensive income. The fair value of these index options is based on the impact of projected interest rates and equity markets and is discounted using the projected interest rate. Several additional inputs reflect our internally developed assumptions related to lapse rates and policyholder behavior.

See Note 9 to these financial statements for additional information regarding embedded derivatives.

Policyholder deposit funds

Amounts received as payment for certain deferred annuities and other contracts without life contingencies are reported as deposits to policyholder deposit funds. The liability for deferred annuities and other contracts without life contingencies is equal to the balance that accrues to the benefit of the contract owner as of the financial statement date which includes the accumulation of deposits plus interest credited, less withdrawals and amounts assessed through the financial statement date as well as accumulated policyholder dividends and the liability representing the fair value of embedded derivatives associated with those contracts.

Contingent liabilities

Management evaluates each contingent matter separately and in aggregate. Amounts related to contingent liabilities are accrued if it is probable that a liability has been incurred and an amount is reasonably estimable.

Demutualization and closed block

The closed block assets, including future assets from cash flows generated by the assets and premiums and other revenues from the policies in the closed block, will benefit only holders of the policies in the closed block. The principal cash flow items that affect the amount of closed block assets and liabilities are premiums, net investment income, investment purchases and sales, policyholder benefits, policyholder dividends, premium taxes and income taxes. The principal income and expense items excluded from the closed block are management and maintenance expenses, commissions, investment income and realized investment gains and losses on investments held outside the closed block that support the closed block business. All of these excluded income and expense items enter into the determination of EGMs of closed block policies for the purpose of amortization of DAC.

In our financial statements, we present closed block assets, liabilities, revenues and expenses together with all other assets, liabilities, revenues and expenses. Within closed block liabilities, we have established a policyholder dividend obligation to record an additional liability to closed block policyholders for cumulative closed block earnings in excess of expected amounts calculated at the date of demutualization. These closed block earnings will not inure to shareholders, but will result in additional future dividends to closed block policyholders unless otherwise offset by future performance of the closed block that is less favorable than expected.

Revenue recognition

We recognize premiums for participating life insurance products and other life insurance products as revenue when due from policyholders. We match benefits, losses and related expenses with premiums over the related contract periods.

Amounts received as payment for universal life, variable universal life and other investment-type contracts are considered deposits and are not included in premiums. Revenues from these products consist primarily of fees assessed during the period against the policyholders’ account balances for mortality charges, policy administration charges and surrender charges. Fees assessed that represent compensation for services to be provided in the future are deferred and amortized into revenue over the life of the related contracts in proportion to EGPs.

2.    Basis of Presentation and Significant Accounting Policies (continued)

Certain variable annuity contracts and fixed index annuity contract riders provide the holder a guarantee that the benefit received upon death or annuitization will be no less than a minimum prescribed amount. The fee for these riders is recorded in fee income. These benefits are accounted for as insurance benefits. Certain variable annuity contracts features and fixed index annuity index options are considered embedded derivatives. See Note 9 to these financial statements for additional information.

Reinsurance

Premiums, policy benefits and operating expenses related to our traditional life and term insurance policies are stated net of reinsurance ceded to other companies, except for amounts associated with certain modified coinsurance contracts which are reflected in the Company’s financial statements based on the application of the deposit method of accounting. Estimated reinsurance recoverables and the net estimated cost of reinsurance are recognized over the life of the reinsured treaty using assumptions consistent with those used to account for the policies subject to the reinsurance.

For universal life and variable universal life contracts, reinsurance premiums and ceded benefits are reflected net within policy benefits. Reinsurance recoverables are recognized in the same period as the related reinsured claim. The net cost or benefit of reinsurance (the present value of all expected ceded premium payments and expected future benefit payments) is recognized over the life of the reinsured treaty using assumptions consistent with those used to account for the policies subject to the reinsurance.

Operating expenses

Operating expenses are recognized on the accrual basis which are allocated to us. Expenses allocated may not be indicative of a standalone company. See Note 18 to these financial statements for additional information regarding the service agreement.

Income taxes

Income tax expense or benefit is recognized based upon amounts reported in the financial statements and the provisions of currently enacted tax laws. Deferred tax assets and/or liabilities are determined by multiplying the differences between the financial reporting and tax reporting bases for assets and liabilities by the enacted tax rates expected to be in effect when such differences are recovered or settled. Valuation allowances on deferred tax assets are recorded to the extent that management concludes that it is more likely than not that an asset will not be realized.

We recognize current income tax assets and liabilities for estimated income taxes refundable or payable based on the income tax returns. We recognize deferred income tax assets and liabilities for the estimated future income tax effects of temporary differences and carryovers. Temporary differences are the differences between the financial statement carrying amounts of assets and liabilities and their tax bases, as well as the timing of income or expense recognized for financial reporting and tax purposes of items not related to assets or liabilities. If necessary, we establish valuation allowances to reduce the carrying amount of deferred income tax assets to amounts that are more likely than not to be realized. We periodically review the adequacy of these valuation allowances and record any increase or reduction in allowances in accordance with intraperiod allocation rules. We assess all significant tax positions to determine if a liability for an uncertain tax position is necessary and, if so, the impact on the current or deferred income tax balances. Also, if indicated, we recognize interest or penalties related to income taxes as a component of the income tax provision.

We are included in the consolidated federal income tax return filed by PNX and are party to a tax sharing agreement by and among PNX and its subsidiaries. In accordance with this agreement, federal income taxes are allocated as if they had been calculated on a separate company basis, except that benefits for any net operating losses or other tax credits generated by the Company will be provided at the earlier of when such loss or credit is utilized in the consolidated federal tax return and when the tax attribute would have otherwise expired.

Within the consolidated tax return, we are required by regulations of the Internal Revenue Service (“IRS”) to segregate the entities into two groups: life insurance companies and non-life insurance companies. We are limited as to the amount of any operating losses from the non-life group that can be offset against taxable income of the life group. These limitations may affect the amount of any operating loss carryovers that we have now or in the future.

2.    Basis of Presentation and Significant Accounting Policies (continued)

Audit fees and other professional services associated with the Restatement

Professional fees associated with the previously reported restatement of prior period financial statements of the Company are being recognized and expensed as incurred and totaled $4.0 million in 2013.

3.    Demutualization and Closed Block

In 1999, we began the process of reorganizing and demutualizing our then principal operating company, Phoenix Home Life. We completed the process in June 2001, when all policyholder membership interests in this mutual company were extinguished and eligible policyholders of the mutual company received shares of common stock of PNX, together with cash and policy credits, as compensation. To protect the future dividends of these policyholders, we also established a closed block for their existing policies.

Because closed block liabilities exceed closed block assets, we have a net closed block liability at December 31, 2013 and 2012, respectively. This net liability represents the maximum future earnings contribution to be recognized from the closed block and the change in this net liability each period is in the earnings contribution recognized from the closed block for the period. To the extent that actual cash flows differ from amounts anticipated, we may adjust policyholder dividends. If the closed block has excess funds, those funds will be available only to the closed block policyholders. However, if the closed block has insufficient funds to make policy benefit payments that are guaranteed, the payments will be made from assets outside of the closed block.

Closed Block Assets and Liabilities:	As of December 31,
($ in millions)	2013	2012	Inception

Available-for-sale debt securities	$5,804.6	$6,221.5	$4,773.1
Available-for-sale equity securities	25.8	11.4	—
Short-term investments	106.9	174.9	—
Limited partnerships and other investments	345.3	353.1	399.0
Policy loans	1,201.6	1,233.5	1,380.0
Fair value investments	40.3	30.8	—
Total closed block investments	7,524.5	8,025.2	6,552.1
Cash and cash equivalents	78.2	32.7	—
Accrued investment income	81.7	85.3	106.8
Receivables	48.8	53.3	35.2
Reinsurance recoverable	26.8	27.2	—
Deferred income taxes, net	284.9	211.5	389.4
Other closed block assets	9.4	31.7	6.2
Total closed block assets	8,054.3	8,466.9	7,089.7
Policy liabilities and accruals	8,257.2	8,465.1	8,301.7
Policyholder dividends payable	207.8	223.8	325.1
Policy dividend obligation	497.9	736.4	—
Other closed block liabilities	65.5	47.6	12.3
Total closed block liabilities	9,028.4	9,472.9	8,639.1
Excess of closed block liabilities over closed block assets [1]	974.1	1,006.0	$1,549.4
Less: Excess of closed block assets over closed block liabilities attributable to noncontrolling interests	(7.4)	(5.4)
Excess of closed block liabilities over closed block assets attributable to Phoenix Life Insurance Company	$981.5	$1,011.4
———————

[1]
The maximum future earnings summary to inure to the benefit of the stockholders is represented by the excess of closed block liabilities over closed block assets. All unrealized investment gains (losses), net of income tax, have been allocated to the policyholder dividend obligation.

3.    Demutualization and Closed Block (continued)

Closed Block Revenues and Expenses and Changes in	Years Ended December 31,
Policyholder Dividend Obligations:	2013	2012	2011
($ in millions)
Closed block revenues
Premiums	$317.8	$369.5	$413.7
Net investment income	409.2	452.9	465.5
Net realized investment gains (losses)	16.2	9.2	(4.1)
Total revenues	743.2	831.6	875.1
Policy benefits, excluding dividends	466.8	493.2	564.8
Other operating expenses	5.3	3.0	3.7
Total benefits and expenses, excluding policyholder dividends	472.1	496.2	568.5
Closed block contribution to income before dividends and income taxes	271.1	335.4	306.6
Policyholder dividends	(232.8)	(292.1)	(258.8)
Closed block contribution to income before income taxes	38.3	43.3	47.8
Applicable income tax expense	13.4	15.2	16.7
Closed block contribution to income	24.9	28.1	31.1
Less: Closed block contribution to income attributable to noncontrolling interests	(0.3)	0.5	(0.1)
Closed block contribution to income attributable to Phoenix Life Insurance Company	$25.2	$27.6	$31.2

Policyholder dividend obligation
Policyholder dividends provided through earnings	$232.8	$292.1	$258.8
Policyholder dividends provided through OCI	(308.7)	168.1	158.5
Additions to (decreases from) policyholder dividend liabilities	(75.9)	460.2	417.3
Policyholder dividends paid	(178.6)	(211.5)	(251.2)
Change in policyholder dividend liabilities	(254.5)	248.7	166.1
Policyholder dividend liabilities, beginning of period	960.2	711.5	545.4
Policyholder dividend liabilities, end of period	705.7	960.2	711.5
Policyholder dividends payable, end of period	(207.8)	(223.8)	(241.0)
Policyholder dividend obligation, end of period	$497.9	$736.4	$470.5

The policyholder dividend obligation includes approximately $200.0 million and $172.6 million, respectively, for cumulative closed block earnings in excess of expected amounts calculated at the date of demutualization as of December 31, 2013 and 2012, respectively. These closed block earnings will not inure to stockholders, but will result in additional future dividends to closed block policyholders unless otherwise offset by future performance of the closed block that is less favorable than expected. If actual cumulative performance is less favorable than expected, only actual earnings will be recognized in net income. As of December 31, 2013 and 2012, the policyholder dividend obligation also includes $297.9 million and $607.2 million, respectively, of net unrealized gains on investments supporting the closed block liabilities.

4.     Reinsurance

We use reinsurance agreements to limit potential losses, reduce exposure to larger risks and provide capital relief with regard to certain reserves.

The amount of risk ceded depends on our evaluation of the specific risk and applicable retention limits. For business sold prior to December 31, 2010, our retention limit on any one life is $10 million for single life and joint first-to-die policies and $12 million for joint last-to-die policies. Beginning January 1, 2011, our retention limit on new business is $5 million for single life and joint first-to-die policies and $6 million for second-to-die policies. We also assume reinsurance from other insurers.

4.    Reinsurance (continued)

Our reinsurance program cedes various types of risks to other reinsurers primarily under yearly renewable term and coinsurance agreements. Yearly renewable term and coinsurance agreements result in passing all or a portion of the risk to the reinsurer. Under coinsurance agreements on our traditional and term insurance policies, the reinsurer receives a proportionate amount of the premiums less an allowance for commissions and expenses and is liable for a corresponding proportionate amount of all benefit payments. Under our yearly renewable term agreements, the ceded premium represents a charge for the death benefit coverage.

Effective October 1, 2009, PHL Variable Insurance Company (“PHL Variable”) and Phoenix Life and Annuity Company coinsured all the benefit risks, net of existing reinsurance, on their term insurance business in force.

Trust agreements and irrevocable letters of credit aggregating $47.7 million at December 31, 2013 have been arranged with commercial banks in our favor to collateralize the ceded reserves. This includes $2.4 million of irrevocable letters of credit related to our discontinued group accident and health reinsurance operations.

We assume and cede business related to our discontinued group accident and health reinsurance operations. While we are not writing any new contracts, we are contractually obligated to continue to assume and cede premiums related to existing contracts. See Note 19 to these financial statements for additional information.

Reinsurance recoverable includes balances due from reinsurers for paid and unpaid losses and is presented net of an allowance for uncollectable reinsurance. The reinsurance recoverable balance is $603.3 million and $583.6 million as of December 31, 2013 and 2012, respectively. Other reinsurance activity is shown below.

Direct Business and Reinsurance in Continuing Operations:	Years Ended December 31,
($ in millions)	2013	2012	2011

Direct premiums	$501.8	$565.3	$617.8
Premiums assumed from reinsureds	11.8	11.8	13.6
Premiums ceded to reinsurers [1]	(162.0)	(174.8)	(182.7)
Premiums	$351.6	$402.3	$448.7
Percentage of amount assumed to net premiums	3.4%	2.9%	3.0%

Direct policy benefits incurred	$818.1	$812.9	$763.1
Policy benefits assumed from reinsureds	22.7	68.7	9.6
Policy benefits ceded to reinsurers	(265.4)	(270.3)	(255.2)
Premiums paid to reinsurers [2]	80.1	97.4	95.9
Policy benefits [3]	$655.5	$708.7	$613.4

Direct life insurance in force	$103,861.2	$115,298.6	$122,981.9
Life insurance in force assumed from reinsureds	222.6	369.2	1,753.7
Life insurance in force ceded to reinsurers	(67,238.5)	(74,609.4)	(81,259.2)
Life insurance in force	$36,845.3	$41,058.4	$43,476.4
Percentage of amount assumed to net insurance in force	0.6%	0.9%	4.0%
———————

[1]	Primarily represents premiums ceded to reinsurers related to traditional life and term insurance policies.

[2]
For universal life and variable universal life contracts, premiums paid to reinsurers are reflected within policy benefits. See Note 2 to these financial statements for additional information regarding significant accounting policies.

[3]
Policy benefit amounts above exclude changes in reserves, interest credited to policyholders and other items, which total $326.3 million, $459.8 million and $523.5 million, net of reinsurance, for the years ended December 31, 2013, 2012 and 2011, respectively.

4.    Reinsurance (continued)

We remain liable to the extent that reinsuring companies may not be able to meet their obligations under reinsurance agreements in effect. Failure of the reinsurers to honor their obligations could result in losses to the Company. Since we bear the risk of nonpayment, on a quarterly basis we evaluate the financial condition of our reinsurers and monitor concentrations of credit risk. Based on our review of their financial statements, reputation in the reinsurance marketplace and other relevant information, we believe that we have no material exposure to uncollectible life reinsurance. At December 31, 2013, five major reinsurance companies account for approximately 66% of the reinsurance recoverable.

5.     Deferred Policy Acquisition Costs

The balances of and changes in DAC as of and for the years ended December 31, are as follows:

Deferred Policy Acquisition Costs:	Years Ended December 31,
($ in millions)	2013	2012	2011

Policy acquisition costs deferred	$66.7	$69.2	$102.6
Costs amortized to expenses:
Recurring costs	(125.8)	(145.9)	(161.3)
Assumption unlocking	17.7	(55.2)	2.8
Realized investment gains (losses)	(9.5)	(1.0)	(0.1)
Offsets to net unrealized investment gains or losses included in AOCI [1]	94.2	(75.4)	(52.8)
Change in DAC	43.3	(208.3)	(108.8)
DAC, beginning of period	922.4	1,130.7	1,239.5
DAC, end of period	$965.7	$922.4	$1,130.7
———————

[1]
An offset to DAC and AOCI is recorded each period to the extent that, had unrealized holding gains or losses from securities classified as available-for-sale actually been realized, an adjustment to DAC amortized using gross profits or gross margins would result.

During the years ended December 31, 2013, 2012 and 2011, deferred expenses primarily consisted of third-party commissions related to fixed indexed annuity sales.

6.    Sales Inducements

The Company currently offers bonus payments to contract owners on certain of its individual life and annuity products. Expenses incurred related to bonus payments are deferred and amortized over the life of the related contracts in a pattern consistent with the amortization of DAC. The Company unlocks the assumption used in the amortization of the deferred sales inducement asset consistent with the unlock of assumptions used in determining EGPs. Deferred sales inducements are included in other assets on the consolidated balance sheets and amortization of deferred sales inducements is included in other operating expense on the consolidated statements of income and comprehensive income.

Changes in Deferred Sales Inducement Activity:	Years Ended December 31,
($ in millions)	2013	2012	2011

Deferred asset, beginning of period	$61.4	$50.2	$20.9
Sales inducements deferred	10.6	15.4	48.3
Amortization charged to income	(7.3)	(6.7)	(4.9)
Offsets to net unrealized investment gains or losses included in AOCI	11.4	2.5	(14.1)
Deferred asset, end of period	$76.1	$61.4	$50.2

7.    Investing Activities

Debt and equity securities

The following tables present the debt and equity securities available-for-sale by sector held at December 31, 2013 and 2012, respectively. The unrealized loss amounts presented below include the non-credit loss component of OTTI losses. We classify these investments into various sectors in line with industry conventions.

Fair Value and Cost of Securities:	December 31, 2013
($ in millions)	Amortized Cost	Gross Unrealized Gains [1]	Gross Unrealized Losses [1]	Fair Value	OTTI Recognized in AOCI [2]

U.S. government and agency	$370.2	$36.2	$(2.6)	$403.8	$—
State and political subdivision	402.5	18.2	(10.2)	410.5	(1.1)
Foreign government	194.0	16.6	(0.7)	209.9	—
Corporate	7,347.7	429.7	(140.1)	7,637.3	(8.8)
Commercial mortgage-backed (“CMBS”)	681.2	36.2	(2.9)	714.5	(3.4)
Residential mortgage-backed (“RMBS”)	1,892.5	41.2	(37.4)	1,896.3	(26.5)
CDO/CLO	220.5	5.8	(5.1)	221.2	(15.3)
Other asset-backed	311.1	14.8	(7.5)	318.4	(1.8)
Available-for-sale debt securities	$11,419.7	$598.7	$(206.5)	$11,811.9	$(56.9)

Amounts applicable to the closed block	$5,515.2	$365.3	$(75.9)	$5,804.6	$(16.5)

Available-for-sale equity securities	$40.4	$22.3	$(0.9)	$61.8	$—

Amounts applicable to the closed block	$17.1	$9.1	$(0.4)	$25.8	$—
———————

[1]	Net unrealized investment gains and losses on securities classified as available-for-sale and certain other assets are included in our consolidated balance sheets as a component of AOCI.

[2]
Represents the amount of non-credit OTTI losses recognized in AOCI excluding net unrealized gains or losses subsequent to the date of impairment. The table above presents the special category of AOCI for debt securities that are other-than-temporarily impaired when the impairment loss has been split between the credit loss component (in earnings) and the non-credit component.

7.    Investing Activities (continued)

Fair Value and Cost of Securities:	December 31, 2012
($ in millions)	Amortized Cost	Gross Unrealized Gains [1]	Gross Unrealized Losses [1]	Fair Value	OTTI Recognized in AOCI [2]

U.S. government and agency	$348.6	$57.5	$(2.5)	$403.6	$—
State and political subdivision	320.9	37.8	(2.1)	356.6	(1.1)
Foreign government	167.6	36.7	—	204.3	—
Corporate	7,012.0	747.1	(72.1)	7,687.0	(8.3)
CMBS	816.2	72.9	(7.9)	881.2	(6.2)
RMBS	1,697.1	94.2	(20.8)	1,770.5	(30.5)
CDO/CLO	237.5	6.4	(23.1)	220.8	(18.1)
Other asset-backed	420.5	26.6	(12.4)	434.7	(1.4)
Available-for-sale debt securities	$11,020.4	$1,079.2	$(140.9)	$11,958.7	$(65.6)

Amounts applicable to the closed block	$5,614.8	$644.9	$(38.2)	$6,221.5	$(21.3)

Available-for-sale equity securities	$27.5	$9.7	$(2.4)	$34.8	$—

Amounts applicable to the closed block	$10.9	$1.8	$(1.3)	$11.4	$—
———————

[1]	Net unrealized investment gains and losses on securities classified as available-for-sale and certain other assets are included in our consolidated balance sheets as a component of AOCI.

[2]
Represents the amount of non-credit OTTI losses recognized in AOCI excluding net unrealized gains or losses subsequent to the date of impairment. The table above presents the special category of AOCI for debt securities that are other-than-temporarily impaired when the impairment loss has been split between the credit loss component (in earnings) and the non-credit component.

Maturities of Debt Securities:	December 31, 2013
($ in millions)	Amortized Cost	Fair Value

Due in one year or less	$364.5	$373.0
Due after one year through five years	2,165.7	2,329.6
Due after five years through ten years	3,023.9	3,086.2
Due after ten years	2,760.3	2,872.7
CMBS/RMBS/ABS/CDO/CLO [1]	3,105.3	3,150.4
Total	$11,419.7	$11,811.9
———————

[1]	CMBS, RMBS, ABS, CDO and CLO are not listed separately in the table as each security does not have a single fixed maturity.

The maturities of debt securities, as of December 31, 2013, are summarized in the table above by contractual maturity. Actual maturities may differ from contractual maturities as certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties, and we have the right to put or sell certain obligations back to the issuers.

7.    Investing Activities (continued)

The following table depicts the sources of available-for-sale investment proceeds and related investment gains (losses).

Sales of Available-for-Sale Securities:	As of December 31,
($ in millions)	2013	2012	2011

Debt securities, available-for-sale
Proceeds from sales	$536.1	$346.4	$362.0
Proceeds from maturities/repayments	1,544.4	1,524.6	1,083.7
Gross investment gains from sales, prepayments and maturities	44.7	52.2	13.4
Gross investment losses from sales and maturities	(4.5)	(11.3)	(4.4)

Equity securities, available-for-sale
Proceeds from sales	$6.8	$12.6	$9.4
Gross investment gains from sales	3.4	8.5	3.8
Gross investment losses from sales	(1.2)	(0.4)	(0.1)

Aging of Temporarily Impaired Securities:	As of December 31, 2013
($ in millions)	Less than 12 months		Greater than 12 months		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Losses	Value	Losses	Value	Losses
Debt Securities
U.S. government and agency	$48.0	$(2.1)	$3.0	$(0.5)	$51.0	$(2.6)
State and political subdivision	120.1	(7.7)	10.7	(2.5)	130.8	(10.2)
Foreign government	41.0	(0.7)	—	—	41.0	(0.7)
Corporate	1,769.4	(91.8)	313.4	(48.3)	2,082.8	(140.1)
CMBS	93.7	(2.7)	6.5	(0.2)	100.2	(2.9)
RMBS	773.5	(24.3)	144.4	(13.1)	917.9	(37.4)
CDO/CLO	64.1	(0.6)	94.1	(4.5)	158.2	(5.1)
Other asset-backed	22.3	(0.1)	29.5	(7.4)	51.8	(7.5)
Debt securities	2,932.1	(130.0)	601.6	(76.5)	3,533.7	(206.5)
Equity securities	4.0	—	3.7	(0.9)	7.7	(0.9)
Total temporarily impaired securities	$2,936.1	$(130.0)	$605.3	$(77.4)	$3,541.4	$(207.4)

Amounts inside the closed block	$1,176.1	$(48.9)	$224.6	$(27.4)	$1,400.7	$(76.3)

Amounts outside the closed block	$1,760.0	$(81.1)	$380.7	$(50.0)	$2,140.7	$(131.1)

Amounts outside the closed block that are below investment grade	$75.3	$(3.5)	$52.9	$(7.8)	$128.2	$(11.3)

Number of securities		476		153		629

Unrealized losses on below-investment-grade debt securities outside the closed block with a fair value depressed by more than 20% of amortized cost totaled $5.1 million at December 31, 2013, of which $2.7 million was depressed by more than 20% of amortized cost for more than 12 months.

Unrealized losses on below-investment-grade debt securities held in the closed block with a fair value depressed by more than 20% of amortized cost totaled $4.8 million at December 31, 2013, of which $0 was depressed by more than 20% of amortized cost for more than 12 months.

7.    Investing Activities (continued)

As of December 31, 2013, available-for-sale securities in an unrealized loss position for over 12 months consisted of 147 debt securities and six equity securities. The debt securities primarily consist of municipal securities, asset backed securities and corporate securities, which have depressed values due primarily to an increase in interest rates since the purchase of these securities. Unrealized losses were not recognized in earnings on these debt securities since the Company neither intends to sell the securities nor do we believe that it is more likely than not that it will be required to sell these securities before recovery of their amortized cost basis. Additionally, based on a security-by-security analysis, we expect to recover the entire amortized cost basis of these securities. Securities in a loss position with a duration of less than 12 months have generally experienced declines in value due to rising interest rates but the Company expects to recover the entire amortized cost basis of these securities. In our evaluation of each security, management considers the actual recovery periods for these securities in previous periods of broad market declines. For securities with significant declines, individual security level analysis is performed, which considers any credit enhancements, expectations of defaults on underlying collateral and other available market data, including industry analyst reports and forecasts. Similarly, for equity securities in an unrealized loss position for more than 12 months, management performs an analysis on a security by security basis. Although there may be sustained losses for greater than 12 months on these securities, additional information is obtained related to company performance which would not indicate that the additional losses are other-than-temporary.

Aging of Temporarily Impaired Securities:	As of December 31, 2012
($ in millions)	Less than 12 months		Greater than 12 months		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Losses	Value	Losses	Value	Losses
Debt Securities
U.S. government and agency	$8.9	$(0.1)	$28.4	$(2.4)	$37.3	$(2.5)
State and political subdivision	13.6	(0.7)	7.0	(1.4)	20.6	(2.1)
Foreign government	—	—	—	—	—	—
Corporate	300.5	(6.2)	315.8	(65.9)	616.3	(72.1)
CMBS	8.4	(1.0)	30.8	(6.9)	39.2	(7.9)
RMBS	64.7	(0.5)	212.6	(20.3)	277.3	(20.8)
CDO/CLO	26.2	(2.1)	129.8	(21.0)	156.0	(23.1)
Other asset-backed	10.1	(0.7)	43.4	(11.7)	53.5	(12.4)
Debt securities	432.4	(11.3)	767.8	(129.6)	1,200.2	(140.9)
Equity securities	4.4	(1.6)	2.4	(0.8)	6.8	(2.4)
Total temporarily impaired securities	$436.8	$(12.9)	$770.2	$(130.4)	$1,207.0	$(143.3)

Amounts inside the closed block	$150.7	$(4.6)	$332.4	$(34.9)	$483.1	$(39.5)

Amounts outside the closed block	$286.1	$(8.3)	$437.8	$(95.5)	$723.9	$(103.8)

Amounts outside the closed block that are below investment grade	$29.8	$(2.0)	$176.5	$(63.5)	$206.3	$(65.5)

Number of securities		108		194		302

Unrealized losses on below-investment-grade debt securities outside the closed block with a fair value depressed by more than 20% of amortized cost totaled $52.3 million at December 31, 2012, of which $52.1 million was depressed by more than 20% of amortized cost for more than 12 months.

Unrealized losses on below-investment-grade debt securities held in the closed block with a fair value depressed by more than 20% of amortized cost totaled $5.5 million at December 31, 2012, of which $5.5 million was depressed by more than 20% of amortized cost for more than 12 months.

7.    Investing Activities (continued)

As of December 31, 2012, available-for-sale securities in an unrealized loss position for over 12 months consisted of 191 debt securities and three equity securities. The debt securities primarily consist of municipal securities, asset backed securities and corporate securities, which have depressed values due primarily to an increase in interest rates since the purchase of these securities. Unrealized losses were not recognized in earnings on these debt securities since the Company neither intends to sell the securities nor do we believe that it is more likely than not that it will be required to sell these securities before recovery of their amortized cost basis. Additionally, based on a security-by-security analysis, we expect to recover the entire amortized cost basis of these securities. In our evaluation of each security, management considers the actual recovery periods for these securities in previous periods of broad market declines. For securities with significant declines, individual security level analysis is performed, which considers any credit enhancements, expectations of defaults on underlying collateral and other available market data, including industry analyst reports and forecasts. Similarly, for equity securities in an unrealized loss position for more than 12 months, management performs an analysis on a security by security basis. Although there may be sustained losses for greater than 12 months on these securities, additional information is obtained related to company performance which would not indicate that the losses are other-than-temporary.

Evaluating temporarily impaired available-for-sale securities

In management’s evaluation of temporarily impaired securities, many factors about individual issuers of securities as well as our best judgment in determining the cause of a decline in the estimated fair value are considered in the assessment of potential near-term recovery in the security’s value. Some of those considerations include, but are not limited to: (i) duration of time and extent to which the estimated fair value has been below cost or amortized cost; (ii) for debt securities, if the Company has the intent to sell or will more likely than not be required to sell a particular security before the decline in estimated fair value below amortized cost recovers; (iii) whether the issuer is experiencing significant financial difficulties and the potential for impairments of that issuer’s securities; (iv) pervasive issues across an entire industry sector/sub-sector; and (v) for structured securities, assessing any changes in the forecasted cash flows, the quality of underlying collateral, expectations of prepayment speeds, loss severity and payment priority of tranches held.

Other-than-temporary impairments

Management assessed all securities in an unrealized loss position in determining whether impairments were temporary or other-than-temporary. In reaching its conclusions, management exercised significant judgment and used a number of issuer-specific quantitative indicators and qualitative judgments to assess the probability of receiving a given security’s contractual cash flows. This included the issue’s implied yield to maturity, cumulative default rate based on rating, comparisons of issue-specific spreads to industry or sector spreads, specific trading activity in the issue and other market data such as recent debt tenders and upcoming refinancing requirements. Management also reviewed fundamentals such as issuer credit and liquidity metrics, business outlook and industry conditions. Management maintains a watch list of securities that is reviewed for impairments. Each security on the watch list was evaluated, analyzed and discussed, with the positive and negative factors weighed in the ultimate determination of whether or not the security was other-than-temporarily impaired. For securities for which no OTTI was ultimately indicated at December 31, 2013, management does not have the intention to sell, nor does it expect to be required to sell, these securities prior to their recovery.

Fixed income OTTIs recorded were primarily concentrated in structured securities. These impairments were driven primarily by increased collateral default rates. In our judgment, these credit events and other adverse conditions of the collateral have caused, or will most likely lead to, a deficiency in the contractual cash flows related to the investment. Therefore, based upon these credit events, we have determined that OTTIs exist. Total debt impairments recognized through earnings related to such credit-related circumstances were $12.3 million in 2013, $22.7 million in 2012 and $25.9 million in 2011. There were equity security OTTIs of $0 in 2013, $5.7 million in 2012 and $0.8 million in 2011. There were limited partnerships and other investment OTTIs of $0 in 2013, $0.3 million in 2012 and $0 in 2011.

In addition to these credit-related impairments recognized through earnings, we impaired securities to fair value through other comprehensive loss for any impairments related to non-credit related factors. These types of impairments were driven primarily by market or sector credit spread changes or by changes in liquidity in the securities. The amount of impairments recognized as an adjustment to other comprehensive loss due to these factors was $(4.8) million in 2013, $22.9 million in 2012 and $38.0 million in 2011.

7.    Investing Activities (continued)

The following table presents a roll-forward of pre-tax credit losses recognized in earnings related to debt securities for which a portion of the OTTI was recognized in OCI.

Credit Losses Recognized in Earnings on Debt Securities for	As of December 31,
which a Portion of the OTTI Loss was Recognized in OCI:	2013	2012	2011
($ in millions)

Balance, beginning of period	$(71.1)	$(77.8)	$(64.7)
Add: Credit losses on securities not previously impaired [1]	(1.1)	(6.7)	(11.7)
Add: Credit losses on securities previously impaired [1]	(4.7)	(13.1)	(8.5)
Less: Credit losses on securities impaired due to intent to sell	—	—	—
Less: Credit losses on securities sold	6.4	26.5	7.1
Less: Increases in cash flows expected on previously impaired securities	—	—	—
Balance, end of period	$(70.5)	$(71.1)	$(77.8)
———————

[1]
Additional credit losses on securities for which a portion of the OTTI loss was recognized in AOCI are included within net OTTI losses recognized in earnings on the statements of income and comprehensive income.

Limited partnerships and other investments

Limited Partnerships and Other Investments:	As of December 31,
($ in millions)	2013	2012

Limited partnerships
Private equity funds	$243.4	$241.7
Mezzanine funds	180.4	202.1
Infrastructure funds	38.1	42.5
Hedge funds	13.0	14.3
Mortgage and real estate funds	3.3	5.4
Leveraged leases	16.8	17.9
Direct equity investments	42.5	29.2
Life settlements	18.5	17.8
Other alternative assets	2.8	3.2
Limited partnerships and other investments	$558.8	$574.1

Amounts applicable to the closed block	$345.3	$353.1

Equity method investees

The Company uses equity method accounting when it has more than a minor interest or influence of the partnership’s or limited liability company’s (“LLCs”) operations but does not have a controlling interest. Equity method income is recognized as earned by the investee. Management views the information reported from the underlying funds as the best information available to record its investments. Further, management is in direct communication with the fund managers to ensure accuracy of ending capital balances.

7.    Investing Activities (continued)

The following tables present the aggregated summarized financial information of certain equity method investees in limited partnerships and LLCs. For all three periods, the equity in earnings that we record through net investment income of these equity method investees in aggregate exceeds 10% of the Company’s income from continuing operations before income taxes.

Aggregated Summarized Balance Sheet Information of Equity Method Investees:	As of December 31,
($ in millions)	2013	2012

Total assets	$56,434.1	$60,921.3

Total liabilities	$1,654.0	$2,298.4

Aggregated Net Investment Income:	Years Ended December 31,
($ in millions)	2013	2012	2011

Total investment revenues	$2,759.7	$2,389.6	$3,093.6
Net income	$9,297.3	$8,315.2	$5,489.5

Summarized financial information for these equity method investees is reported on a three-month delay due to the timing of financial statements as of the current reporting period.

Leveraged leases

The Company records its investment in a leveraged lease net of the nonrecourse debt. The Company recognizes income on the leveraged leases by applying the estimated rate of return to the net investment in the lease. The Company regularly reviews the estimated residual values and, if necessary, impairs them to expected values.

Investment in leveraged leases, included in limited partnerships and other investments, consisted of the following:

Investment in Leveraged Leases:	2013	2012
($ in millions)

Rental receivables, net	$10.1	$11.4
Estimated residual values	7.3	7.3
Unearned income	(0.6)	(0.8)
Investment in leveraged leases	$16.8	$17.9

Rental receivables are generally due in periodic installments. The payments are made semi-annually and range from three to five years. For rental receivables, the primary credit quality indicator is whether the rental receivable is performing or non-performing, which is assessed at least annually. The Company defines non-performing rental receivables as those that are 90 days or more past due. At December 31, 2013 and 2012, all rental receivables were performing. The deferred income tax liability related to leveraged leases was $11.7 million and $11.6 million at December 31, 2013 and 2012, respectively. The components of income from investment in leveraged leases, excluding net investment gains (losses) were as follows:

Investment Income after Income Tax from	As of December 31,
Investment in Leveraged Leases:	2013	2012	2011
($ in millions)

Income from investment in leveraged leases	$0.1	$0.2	$0.2
Less: Income tax expense on leveraged leases	—	(0.1)	(0.1)
Investment income after income tax from investment in leveraged leases	$0.1	$0.1	$0.1

7.    Investing Activities (continued)

Direct equity investments

Direct equity investments are equity interests in LLCs entered into on a co-investment basis with sponsors of private equity funds for strategic and capital appreciation purposes and are accounted for under the equity method. The Company records its share of earnings on a three-month delay when timely financial information is not available and the delivery of investee’s financial reporting occurs after the end of the current reporting period. Further, management has open communication with each fund manager and, to the extent financial information is available, receives quarterly statements from the underlying funds. Management also performed an analysis on the funds’ financial statements to assess reasonableness of information provided by third parties. Income recognized from our other direct equity investments was $8.9 million, $(0.2) million and $0.3 million for the years ended December 31, 2013, 2012 and 2011, respectively.

For those direct equity investments which were determined to be VIE’s, we are the primary beneficiary and consolidate where we have the power to direct the most significant activities of the entity and an economic interest in the entity. The undistributed earnings of direct equity investments not consolidated were $9.2 million, $(3.1) million and $(0.1) million at December 31, 2013, 2012 and 2011, respectively. Any future investment in these structures is discretionary.

The following table presents the carrying value and change in investment balance of non-consolidated direct equity investments:

Carrying Value and Change in Investment Balance of
Non-Consolidated Direct Equity Investments:
($ in millions)

Balance as of December 31, 2011	$28.5
Net contributions (distributions)	0.8
Net income (loss)	(0.1)
Balance as of December 31, 2012	29.2
Net contributions (distributions)	4.5
Net income (loss)	8.8
Balance as of December 31, 2013	$42.5

Life settlements

During 2013, 2012 and 2011, income (losses) recognized on life settlement contracts was $0.7 million, $0.9 million and $0, respectively. These amounts are included in net investment income in the consolidated statements of income and comprehensive income. Our life settlement contracts reported above are monitored for impairment on a contract-by-contract basis annually. An investment in a life settlement contract is considered impaired if the undiscounted cash flows from the expected proceeds from the insurance policy are less than the carrying amount of the investment plus the expected costs to keep the policy in force. If an impairment loss is recognized, the investment is written down to fair value. Anticipated policy cash flows are based on the Company’s latest mortality assumptions. Impairment charges on life settlement contracts included in net realized capital gains (losses) totaled $0, $0.3 million, and $0 in 2013, 2012, and 2011 respectively, with no previous impairments recorded.

Remaining Life Expectancy of Insured:			Face Value
($ in millions)	Number of	Carrying	(Death
	Contracts	Value	Benefits)

0-4 years	—	$—	$—
4-5 years	5	10.5	22.0
Thereafter	8	8.0	37.1
Total	13	$18.5	$59.1

7.    Investing Activities (continued)

At December 31, 2013, the anticipated life insurance premiums required to keep the life settlement contracts in force, payable in the next 12 months ending December 31, 2014 and the four succeeding years ending December 31, 2018 are $1.1 million, $0.8 million, $0.8 million, $0.9 million and $0.9 million, respectively.

Statutory deposits

Pursuant to certain statutory requirements, as of December 31, 2013 and 2012, our insurance company subsidiaries had on deposit securities with a fair value of $31.1 million and $33.0 million, respectively, in insurance department special deposit accounts. Our insurance company subsidiaries are not permitted to remove the securities from these accounts without approval of the regulatory authority.

Net investment income

Net investment income is comprised primarily of interest income, including amortization of premiums and accretion of discounts on structured securities, based on yields which are changed due to expectations in projected principal and interest cash flows, dividend income from common and preferred stock, gains and losses on securities measured at fair value and earnings from investments accounted for under the equity method of accounting.

Sources of Net Investment Income:	Years Ended December 31,
($ in millions)	2013	2012	2011

Debt securities [1]	$572.5	$607.2	$607.7
Equity securities	—	3.0	1.1
Limited partnerships and other investments	61.0	64.7	49.0
Policy loans	160.0	161.5	171.8
Fair value investments	8.7	9.4	3.5
Total investment income	802.2	845.8	833.1
Less: Discontinued operations	1.3	2.1	2.1
Less: Investment expenses	13.6	13.8	13.5
Net investment income	$787.3	$829.9	$817.5

Amounts applicable to closed block	$409.2	$452.9	$465.5
———————

[1]	Includes net investment income on short-term investments.

7.    Investing Activities (continued)

Net realized investment gains (losses)

Sources and Types of Net Realized Investment Gains (Losses):	Years Ended December 31,
($ in millions)	2013	2012	2011

Total other-than-temporary debt impairments	$(7.5)	$(45.6)	$(63.9)
Portion of loss recognized in OCI	(4.8)	22.9	38.0
Net debt impairments recognized in earnings	$(12.3)	$(22.7)	$(25.9)

Debt security impairments:
U.S. government and agency	$—	$—	$—
State and political subdivision	—	(0.6)	—
Foreign government	—	—	—
Corporate	(3.8)	(3.0)	(9.1)
CMBS	(2.9)	(4.1)	(3.6)
RMBS	(5.4)	(10.1)	(9.8)
CDO/CLO	(0.2)	(3.8)	(2.1)
Other asset-backed	—	(1.1)	(1.3)
Net debt security impairments	(12.3)	(22.7)	(25.9)
Equity security impairments	—	(5.7)	(0.8)
Limited partnerships and other investment impairments	—	(0.3)	—
Impairment losses	(12.3)	(28.7)	(26.7)
Debt security transaction gains	44.8	52.2	13.6
Debt security transaction losses	(4.5)	(11.4)	(6.0)
Equity security transaction gains	3.4	8.5	3.8
Equity security transaction losses	(1.2)	(0.4)	(0.1)
Limited partnerships and other investment gains	0.8	7.8	5.9
Limited partnerships and other investment losses	(4.4)	(2.2)	(4.7)
Net transaction gains (losses)	38.9	54.5	12.5
Derivative instruments	(27.7)	(50.4)	14.4
Embedded derivatives [1]	18.8	12.1	(34.4)
Assets valued at fair value	—	—	—
Net realized investment gains (losses), excluding impairment losses	30.0	16.2	(7.5)
Net realized investment gains (losses), including impairment losses	$17.7	$(12.5)	$(34.2)
———————

[1]
Includes the change in fair value of embedded derivatives associated with fixed index annuity indexed crediting feature and variable annuity GMWB, GMAB and COMBO riders. See Note 9 to these financial statements for additional disclosures.

7.    Investing Activities (continued)

Unrealized investment gains (losses)

Sources of Changes in Net Unrealized Investment Gains (Losses):	Years Ended December 31,
($ in millions)	2013	2012	2011

Debt securities	$(546.1)	$408.5	$280.7
Equity securities	14.1	4.2	(7.4)
Other investments	(0.9)	(0.2)	(0.2)
Net unrealized investment gains (losses)	$(532.9)	$412.5	$273.1

Net unrealized investment gains (losses)	$(532.9)	$412.5	$273.1
Applicable to closed block policyholder dividend obligation	(308.7)	168.0	158.6
Applicable to DAC	(94.2)	75.4	52.8
Applicable to other actuarial offsets	(73.6)	75.5	37.9
Applicable to deferred income tax expense (benefit)	(20.7)	98.4	0.3
Offsets to net unrealized investment gains (losses)	(497.2)	417.3	249.6
Net unrealized investment gains (losses) included in OCI	$(35.7)	$(4.8)	$23.5

Consolidated variable interest entities

Effective January 1, 2010, the Company adopted guidance related to consolidation of VIEs. The revised consolidation guidance amended the definition as well as the method of determining whether an entity is the primary beneficiary of a VIE to a qualitative model. Under the new model, an entity that has both the ability to direct the significant activities of the VIE and the obligation to receive the benefits or absorb the losses that is significant to the VIE is considered the primary beneficiary. This update requires ongoing assessment and enhanced disclosures including the effect of the Company’s involvement with VIEs on its financial statements.

The Company regularly invests in private equity type fund structures which are VIEs. Entities which do not have sufficient equity at risk to allow the entity to finance its activities without additional financial support or in which the equity investors, as a group, do not have the characteristic of a controlling financial interest are referred to as VIEs. We perform ongoing assessments of our investments in VIEs to determine whether we have the power to direct the most significant activities of the entity and an economic interest in the entity. When we hold both the power to direct the most significant activities of the entity and an economic interest in the entity, we are considered to be the primary beneficiary of the entity and consolidate the VIE. The consolidated entities are all investment company-like structures which follow specialized investment company accounting and record underlying investments at fair value. The nature of the VIEs’ operations and purpose are private equity limited partnerships, single asset LLCs and a fund of fund investment structure and have investments in homogeneous types of assets presented below.

7.    Investing Activities (continued)

The following table presents the total assets and total liabilities relating to consolidated VIEs at December 31, 2013 and 2012.

Carrying Value of Assets and Liabilities for Consolidated Variable Interest Entities:	December 31, 2013			December 31, 2012
($ in millions)	Assets	Liabilities	Maximum Exposure to Loss [1]	Assets	Liabilities	Maximum Exposure to Loss [1]

Debt securities, at fair value [2]	$3.6	$—	$3.2	$3.6	$—	$3.4
Equity securities, at fair value [2]	29.4	—	24.7	23.4	—	19.2
Cash and cash equivalents	10.8	—	10.6	10.2	—	10.2
Investment in partnership interests [2]	0.1	—	0.1	11.0	—	11.0
Investment in single asset LLCs [2]	19.9	—	15.1	6.8	—	5.4
Other assets	0.6		0.5	5.5		5.5
Total assets of consolidated VIEs	$64.4	$—	$54.2	$60.5	$—	$54.7
Total liabilities of consolidated VIEs	$—	$0.8	$0.6	$—	$5.1	$5.1
———————

[1]
Creditors or beneficial interest holders of the consolidated VIEs have no recourse to our general credit. Our obligation to the VIEs is limited to the amount of our committed investment. We have not provided material financial or other support that was not contractually required to these VIEs. The maximum exposure to loss above for December 31, 2013 and 2012 excludes unfunded commitments of $0 and $4.1 million, respectively.

[2]	Included in fair value investments on the consolidated balance sheets.

Non-consolidated variable interest entities

We hold limited partnership interests with various VIEs primarily as a passive investor in private equity limited partnerships and through direct investments, in which the general partners are not related parties. As the Company is not the general partner in any VIE structures, consolidation is based on evaluation of the primary beneficiary. This analysis includes a review of the VIE’s capital structure, nature of the VIE’s operations and purpose and the Company’s involvement with the entity. When determining the need to consolidate a VIE, the design of the VIE is evaluated as well as any exposed risks of the Company’s investment. As we do not have both: (i) the power to direct the activities of the VIE that most significantly impact the economic performance of the entity; and (ii) the obligation to absorb losses of the entity that could be potentially significant to the VIE or the right to receive benefits from the entity that could be potentially significant, we do not consolidate these VIEs. These investments are accounted for under the equity method of accounting and are included in limited partnerships and other investments on our consolidated balance sheets. We reassess our VIE determination with respect to an entity on an ongoing basis. The following table presents the carrying value of assets and liabilities and the maximum exposure to loss relating to significant VIEs for which we are not the primary beneficiary.

The carrying value of our investments in non-consolidated VIEs (based upon sponsor values and financial statements of the individual entities) for which we are not the primary beneficiary was $172.6 million and $139.7 million as of December 31, 2013 and 2012, respectively. The maximum exposure to loss is equal to the carrying amounts plus any unfunded commitments of the Company. Such a maximum loss would be expected to occur only upon bankruptcy of the issuer or investee. The Company has not provided nor intends to provide financial support to these entities unless contractually required. We do not have the contractual option to redeem these limited partnership interests but receive distributions based on the liquidation of the underlying assets. The Company must generally request general partner consent to transfer or sell its fund interests. The Company performs ongoing qualitative analysis of its involvement with VIEs to determine if consolidation is required.

7.    Investing Activities (continued)

Carrying Value of Assets and Liabilities
and Maximum Exposure Loss Relating	December 31, 2013			December 31, 2012
to Variable Interest Entities:	Assets	Liabilities	Maximum Exposure to Loss [1]	Assets	Liabilities	Maximum Exposure to Loss [1]
($ in millions)

Limited partnerships	$116.7	$—	$171.6	$136.5	$—	$202.1
LLCs	55.9	—	55.9	3.2	—	3.2
Total	$172.6	$—	$227.5	$139.7	$—	$205.3
———————

[1]
Creditors or beneficial interest holders of the VIEs have no recourse to our general credit. Our obligation to the VIEs is limited to the amount of our committed investment. We have not provided material financial or other support that was not contractually required to these VIEs.

In addition, the Company makes passive investments in structured securities issued by VIEs, for which the Company is not the manager, which are included in CMBS, RMBS, CDO/CLO and other asset-backed securities within available-for-sale debt securities, and in fair value investments, in the consolidated balance sheets. The Company has not provided financial or other support with respect to these investments other than its original investment. For these investments, the Company determined it is not the primary beneficiary due to the size of our investment relative to the structured securities issued by the VIE, the level of credit subordination which reduces the Company’s obligation to absorb losses or right to receive benefits, and the Company’s lack of power over the activities that most significantly impact the economic performance of the VIEs. The Company’s maximum exposure to loss on these investments is limited to the amount of our investment.

Issuer and counterparty credit exposure

Credit exposure related to issuers and derivatives counterparties is inherent in investments and derivative contracts with positive fair value or asset balances. We manage credit risk through the analysis of the underlying obligors, issuers and transaction structures. We review our debt security portfolio regularly to monitor the performance of obligors and assess the stability of their credit ratings. We also manage credit risk through industry and issuer diversification and asset allocation. Included in fixed maturities are below-investment-grade assets totaling $874.7 million and $1,035.6 million at December 31, 2013 and 2012, respectively. Maximum exposure to an issuer or derivative counterparty is defined by quality ratings, with higher quality issuers having larger exposure limits. As of December 31, 2013, we were exposed to the credit concentration risk of two issuers, Citibank NA, and Berkshire Hathaway Inc., representing exposure greater than 10.0% of stockholders’ equity other than U.S. government and government agencies backed by the faith and credit of the U.S. government. We monitor credit exposures by actively monitoring dollar limits on transactions with specific counterparties. We have an overall limit on below-investment-grade rated issuer exposure. Additionally, the creditworthiness of counterparties is reviewed periodically. We generally use ISDA Master Agreements which include Credit Support Annexes which include collateral provisions to reduce counterparty credit exposures. To further mitigate the risk of loss on derivatives, we only enter into contracts in which the counterparty is a financial institution with a rating of A or higher from at least one Nationally Recognized Statistical Rating Organization.

As of December 31, 2013, we held derivative assets, net of liabilities, with a fair value of $131.6 million. Derivative credit exposure was diversified with eleven different counterparties. We also had debt securities of these counterparties with a fair value of $237.2 million as of December 31, 2013. Our maximum amount of loss due to credit risk with these issuers was $368.8 million as of December 31, 2013. See Note 10 to these financial statements for additional information regarding derivatives.

8.    Financing Activities

Indebtedness

Indebtedness at Carrying Value:	As of December 31,
($ in millions)	2013	2012

7.15% surplus notes	$126.2	$126.1
10.5% surplus notes	30.0	—
Total indebtedness	$156.2	$126.1

Our 7.15% surplus notes are due December 15, 2034. The carrying value of the 2034 notes is net of $0.5 million of unamortized original issue discount. Interest payments are at an annual rate of 7.15%, require the prior approval of the New York Department of Financial Services (“NYDFS”) and may be made only out of surplus funds which the NYDFS determines to be available for such payments under New York Insurance Law. The notes may be redeemed at the option of Phoenix Life at any time at the “make-whole” redemption price set forth in the offering circular. New York Insurance Law provides that the notes are not part of the legal liabilities of Phoenix Life. On September 21, 2012, Phoenix Life repurchased $48.3 million par amount of its outstanding 7.15% surplus notes, including $0.2 million in original issue discount, for aggregate consideration of $36.2 million.

We have recorded indebtedness at unpaid principal balances of each instrument net of issue discount. The Company or its subsidiaries may, from time to time, purchase its debt securities in the open market subject to considerations including, but not limited to, market conditions, relative valuations, capital allocation and the determination that it is in the best interest of the Company and its stakeholders.

PHL Variable issued $30.0 million surplus notes on December 30, 2013 which were purchased by PNX. The notes are due on December 30, 2043. Interest payments are at an annual rate of 10.5%, require the prior approval of the Insurance Commissioner of the State of Connecticut and may be made only out of surplus funds as defined under applicable law and regulations of the State of Connecticut. Upon approval by the Insurance Commissioner, the notes may be redeemed at any time, either in whole or in part, at a redemption price of 100% plus accrued interest to the date set for the redemption. Connecticut Law provides that the notes are not part of the legal liabilities of PHL Variable.

Future minimum annual principal payments on indebtedness as of December 31, 2013 is $126.7 million in 2034 and $30.0 million in 2043. There are no debt maturities in 2014 through 2019.

Interest Expense on Indebtedness, including Amortization of Debt Issuance Costs:	Years Ended December 31,
($ in millions)	2013	2012	2011

7.15% Surplus notes	$9.1	$11.6	$12.5
Interest expense on indebtedness	$9.1	$11.6	$12.5

9.    Separate Accounts, Death Benefits and Other Insurance Benefit Features and Embedded Product Derivatives

Separate accounts

Separate account products are those for which a separate investment and liability account is maintained on behalf of the policyholder. Investment objectives for these separate accounts vary by fund account type, as outlined in the applicable fund prospectus or separate account plan of operations. We have variable annuity and variable life insurance contracts that are classified as separate account products. The assets supporting these contracts are carried at fair value and are reported as separate account assets with an equivalent amount reported as separate account liabilities. Amounts assessed against the policyholder for mortality, administration and other services are included within revenue in fee income. In 2013 and 2012, there were no gains or losses on transfers of assets from the general account to a separate account.

9.	Separate Accounts, Death Benefits and Other Insurance Benefit Features and Embedded Product Derivatives (continued)

Assets with fair value and carrying value of $2.0 billion and $1.8 billion at December 31, 2013 and 2012, respectively, supporting fixed indexed annuities are maintained in accounts that are legally segregated from the other assets of the Company, but policyholders do not direct the investment of those assets and the investment performance does not pass through to the policyholders. These assets supporting fixed indexed annuity contracts are reported within the respective investment line items on the consolidated balance sheets.

On May 21, 2012, the employee pension plan surrendered its variable annuity contract with PHL Variable. All assets held within the employee pension plan separate account were subsequently transferred to the direct control of the plan’s trustee. This resulted in a decrease in separate account assets and liabilities of $464.2 million during the year ended December 31, 2012.

Separate Account Investments of Account Balances of Variable Annuity Contracts with Insurance Guarantees:	As of December 31,
($ in millions)	2013	2012

Debt securities	$433.0	$484.6
Equity funds	1,920.4	1,862.2
Other	64.3	69.6
Total	$2,417.7	$2,416.4

Death benefits and other insurance benefit features

Variable annuity guaranteed benefits

We establish policy benefit liabilities for minimum death and income benefit guarantees relating to certain annuity policies as follows:

•
Liabilities associated with the guaranteed minimum death benefit (“GMDB”) are determined by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the expected life of the contract based on total expected assessments. The assumptions used for calculating the liabilities are generally consistent with those used for amortizing DAC.

•
Liabilities associated with the guaranteed minimum income benefit (“GMIB”) are determined by estimating the expected value of the income benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total expected assessments. The assumptions used for calculating such guaranteed income benefit liabilities are generally consistent with those used for amortizing DAC.

For variable annuities with GMDB and GMIB, reserves for these guarantees are calculated and recorded in policy liabilities and accruals on our consolidated balance sheets. Changes in the liability are recorded in policy benefits, excluding policyholder dividends, on our consolidated statements of income and comprehensive income. We regularly evaluate estimates used and adjust the additional liability balances, with a related charge or credit to benefit expense if actual experience or other evidence suggests that earlier assumptions should be revised.

9.	Separate Accounts, Death Benefits and Other Insurance Benefit Features and Embedded Product Derivatives (continued)

Changes in Guaranteed Insurance Benefit Liability Balances:	Year Ended
($ in millions)	December 31, 2013
	Annuity	Annuity
	GMDB	GMIB

Liability balance as of January 1, 2013	$15.9	$21.7
Incurred	2.1	(3.6)
Paid	(3.7)	—
Change due to net unrealized gains or losses included in AOCI	—	(0.1)
Assumption unlocking	8.4	(8.2)
Liability balance as of December 31, 2013	$22.7	$9.8

Changes in Guaranteed Insurance Benefit Liability Balances:	Year Ended
($ in millions)	December 31, 2012
	Annuity	Annuity
	GMDB	GMIB

Liability balance as of January 1, 2012	$16.4	$17.6
Incurred	0.6	4.0
Paid	(1.1)	—
Change due to net unrealized gains or losses included in AOCI	—	0.3
Assumption unlocking	—	(0.2)
Liability balance as of December 31, 2012	$15.9	$21.7

Changes in Guaranteed Insurance Benefit Liability Balances:	Year Ended
($ in millions)	December 31, 2011
	Annuity GMDB	Annuity GMIB

Liability balance as of January 1, 2011	$17.7	$17.9
Incurred	0.8	(0.7)
Paid	(2.1)	—
Change due to net unrealized gains or losses included in AOCI	—	—
Assumption unlocking	—	0.4
Liability balance as of December 31, 2011	$16.4	$17.6

9.	Separate Accounts, Death Benefits and Other Insurance Benefit Features and Embedded Product Derivatives (continued)

For those guarantees of benefits that are payable in the event of death, the net amount at risk (“NAR”) is generally defined as the benefit payable in excess of the current account balance at our balance sheet date. We have entered into reinsurance agreements to reduce the net amount of risk on certain death benefits. Following are the major types of death benefits currently in force:

GMDB and GMIB Benefits by Type:	Account Value	NAR After Reinsurance	Average Attained Age of Annuitant
($ in millions)
2013
GMDB return of premium	$770.3	$2.1	63
GMDB step up	1,974.7	9.9	64
GMDB earnings enhancement benefit (“EEB”)	36.0	0.1	64
GMDB greater of annual step up and roll up	26.7	4.8	68
Total GMDB at December 31, 2013	2,807.7	$16.9
Less: General account value with GMDB	403.3
Subtotal separate account liabilities with GMDB	2,404.4
Separate account liabilities without GMDB	997.9
Total separate account liabilities	$3,402.3
GMIB [1] at December 31, 2013	$398.6		64

2012
GMDB return of premium	$799.2	$6.4	62
GMDB step up	1,957.2	25.6	63
GMDB earnings enhancement benefit (“EEB”)	37.5	0.1	63
GMDB greater of annual step up and roll up	26.7	7.4	67
Total GMDB at December 31, 2012	2,820.6	$39.5
Less: General account value with GMDB	420.6
Subtotal separate account liabilities with GMDB	2,400.0
Separate account liabilities without GMDB	916.5
Total separate account liabilities	$3,316.5
GMIB [1] at December 31, 2012	$416.8		64
———————

[1]
Policies with a GMIB also have a GMDB, however these benefits are not additive. When a policy terminates due to death, any NAR related to GMIB is released. Similarly, when a policy goes into benefit status on a GMIB, its GMDB NAR is released.

Return of Premium: The death benefit is the greater of current account value or premiums paid (less any adjusted partial withdrawals).

Step Up: The death benefit is the greater of current account value, premiums paid (less any adjusted partial withdrawals) or the annual step up amount prior to the oldest original owner attaining a certain age. On and after the oldest original owner attains that age, the death benefit is the greater of current account value or the death benefit at the end of the contract year prior to the oldest original owner’s attaining that age plus premium payments (less any adjusted partial withdrawals) made since that date.

Earnings Enhancement Benefit: The death benefit is the greater of the premiums paid (less any adjusted partial withdrawals) or the current account value plus the EEB. The EEB is an additional amount designed to reduce the impact of taxes associated with distributing contract gains upon death.

9.	Separate Accounts, Death Benefits and Other Insurance Benefit Features and Embedded Product Derivatives (continued)

Greater of Annual Step Up and Annual Roll Up: The death benefit is the greatest of premium payments (less any adjusted partial withdrawals), the annual step up amount, the annual roll up amount or the current account value prior to the oldest original owner attaining age 81. On and after the oldest original owner attained age 81, the death benefit is the greater of current account value or the death benefit at the end of the contract year prior to the oldest original owner’s attained age of 81 plus premium payments (less any adjusted partial withdrawals) made since that date.

GMIB: The benefit is a series of monthly fixed annuity payments paid upon election of the rider. The monthly benefit is based on the greater of the sum of premiums (less any adjusted partial withdrawals) accumulated at an effective annual rate on the exercise date or 200% of the premiums paid (less any adjusted partial withdrawals) and a set of annuity payment rates that vary by benefit type and election age.

Fixed indexed annuity guaranteed benefits

Many of our fixed indexed annuities contain guaranteed benefits. We establish policy benefit liabilities for minimum death and minimum withdrawal benefit guarantees relating to these policies as follows:

•
Liabilities associated with the GMWB and Chronic Care guarantees are determined by estimating the value of the withdrawal benefits expected to be paid after the projected account value depletes and recognizing the value ratably over the accumulation period based on total expected assessments. Liabilities associated with the GMWB for the fixed indexed annuities differ from those contained on variable annuities in that the GMWB feature and the underlying contract, exclusive of the equity index crediting option, are fixed income instruments.

•
Liabilities associated with the GMDB are determined by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the expected life of the contract based on total expected assessments.

The assumptions used for calculating GMWB, GMDB and Chronic Care guarantees are consistent with those used for amortizing DAC. We regularly evaluate estimates used and adjust the additional liability balances, with a related charge or credit to benefit expense if actual experience or other evidence suggests that earlier assumptions should be revised. The GMWB, GMDB and Chronic Care guarantees on fixed indexed annuities are recorded in policy liabilities and accruals on our consolidated balance sheets.

Changes in Guaranteed Liability Balances:	Fixed Indexed Annuity
($ in millions)	GMWB and GMDB
	Year Ended December 31,
	2013	2012	2011

Liability balance, beginning of period	$103.6	$5.6	$0.5
Incurred	62.5	40.1	5.1
Paid	(0.3)	—	—
Change due to net unrealized gains or losses included in AOCI	(57.1)	57.9	—
Assumption unlocking	(18.7)	—	—
Liability balance, end of period	$90.0	$103.6	$5.6

9.	Separate Accounts, Death Benefits and Other Insurance Benefit Features and Embedded Product Derivatives (continued)

Universal life

Liabilities for universal life contracts in excess of the account balance, some of which contain secondary guarantees, are generally determined by estimating the expected value of benefits and expenses when claims are triggered and recognizing those benefits and expenses over the accumulation period based on total expected assessments. The assumptions used in estimating these liabilities are consistent with those used for amortizing DAC.

Changes in Guaranteed Liability Balances:	Universal Life
($ in millions)	Secondary Guarantees
	Year Ended December 31,
	2013	2012	2011

Liability balance, beginning of period	$137.7	$118.5	$106.0
Incurred	48.2	30.8	34.6
Paid	(14.3)	(9.5)	(6.2)
Change due to net unrealized gains or losses included in AOCI	(2.4)	2.4	1.1
Assumption unlocking	10.6	(4.5)	(17.0)
Liability balance, end of period	$179.8	$137.7	$118.5

In addition, the universal life block of business has experience which produces profits in earlier periods followed by losses in later periods for which additional reserves are required to be held above the account value liability. These reserves are accrued ratably over historical and anticipated positive income to offset the future anticipated losses. The assumptions used in estimating these liabilities are consistent with those used for amortizing DAC. The most significant driver of the positive 2013 unlock results in these reserves was the incorporation of a mortality improvement assumption in the overall mortality table, which resulted in improved expected mortality on these products.

Changes in Additional Liability Balances:	Universal Life
($ in millions)	Profits Followed by Losses
	Year Ended December 31,
	2013	2012	2011

Liability balance, beginning of period	$308.4	$200.5	$110.2
Expenses	61.3	46.3	141.8
Change due to net unrealized gains or losses included in AOCI	0.4	16.8	1.3
Assumption unlocking	(113.1)	44.8	(52.8)
Liability balance, end of period	$257.0	$308.4	$200.5

9.	Separate Accounts, Death Benefits and Other Insurance Benefit Features and Embedded Product Derivatives (continued)

Embedded derivatives

Variable annuity embedded derivatives

Certain separate account variable products may contain a GMWB, GMAB and/or COMBO rider. These features are accounted for as embedded derivatives as described below.

Non-Insurance Guaranteed Product Features:		Average
($ in millions)	Account	Attained Age
	Value	of Annuitant
2013
GMWB	581.5	64
GMAB	382.2	59
COMBO	7.2	63
Total at December 31, 2013	970.9

2012
GMWB	$578.4	63
GMAB	390.6	58
COMBO	8.5	62
Total at December 31, 2012	$977.5

The GMWB rider guarantees the contract owner a minimum amount of withdrawals and benefit payments over time, regardless of the investment performance of the contract, subject to an annual limit. Optional resets are available. In addition, these contracts have a feature that allows the contract owner to receive the guaranteed annual withdrawal amount for as long as they are alive.

The GMAB rider provides the contract owner with a minimum accumulation of the contract owner’s purchase payments deposited within a specific time period, adjusted for withdrawals, after a specified amount of time determined at the time of issuance of the variable annuity contract.

The COMBO rider includes either the GMAB or GMWB rider as well as the GMDB rider at the contract owner’s option.

The GMWB, GMAB and COMBO features represent embedded derivative liabilities in the variable annuity contracts that are required to be reported separately from the host variable annuity contract. These liabilities are recorded at fair value within policyholder deposit funds on the consolidated balance sheets with changes in fair value recorded in realized investment gains on the consolidated statements of income and comprehensive income. The fair value of the GMWB, GMAB and COMBO obligation is calculated based on actuarial and capital market assumptions related to the projected cash flows, including benefits and related contract charges, over the lives of the contracts, incorporating expectations concerning policyholder behavior. As markets change, contracts mature and actual policyholder behavior emerges, these assumptions are continually evaluated and may from time to time be adjusted. Embedded derivative liabilities for GMWB, GMAB and COMBO are shown in the table below.

Variable Annuity Embedded Derivative Liabilities:	As of December 31,
($ in millions)	2013	2012

GMWB	$(5.1)	$15.3
GMAB	1.4	14.6
COMBO	(0.4)	(0.3)
Total variable annuity embedded derivative liabilities	$(4.1)	$29.6

9.	Separate Accounts, Death Benefits and Other Insurance Benefit Features and Embedded Product Derivatives (continued)

There were no benefit payments made for the GMWB and GMAB during 2013 and 2012. We have established a risk management strategy under which we hedge our GMAB, GMWB and COMBO exposure using equity index options, equity index futures, equity index variance swaps, interest rate swaps and swaptions.

Fixed indexed annuity embedded derivatives

Fixed indexed annuities may also contain a variety of index-crediting options: policy credits that are calculated based on the performance of an outside equity market or other index over a specified term. These index options are embedded derivative liabilities that are required to be reported separately from the host contract. These index options are accounted for at fair value and recorded in policyholder deposits within the consolidated balance sheets with changes in fair value recorded in realized investment gains, in the consolidated statements of income and comprehensive income. The fair value of these index options is calculated using the budget method. See Note 11 to these financial statements for additional information. Several additional inputs reflect our internally developed assumptions related to lapse rates and other policyholder behavior. The fair value of these embedded derivatives was $78.9 million and $51.2 million as of December 31, 2013 and 2012, respectively. In order to manage the risk associated with these equity indexed-crediting features, we hedge using equity index options. See Note 10 to these financial statements for additional information.

Embedded derivatives realized gains and losses

Changes in the fair value of embedded derivatives associated with variable annuity and fixed indexed annuity contracts are recorded as realized investment gains and losses within the consolidated statements of income and comprehensive income. Embedded derivatives gains and (losses) recognized in earnings are $18.8 million, $12.1 million and $(34.4) million for the years ended December 31, 2013, 2012 and 2011, respectively.

10.    Derivative Instruments

We use derivative financial instruments, including options, futures and swaps as a means of hedging exposure to interest rate, equity price change, equity volatility and foreign currency risk. This includes our surplus hedge which utilizes futures and options to hedge against declines in equity markets and the resulting statutory capital and surplus impact. We also use derivative instruments to economically hedge our exposure on living benefits offered on certain of our variable annuity products as well as index credits on our fixed indexed annuity products.

The Company seeks to enter into over-the-counter (“OTC”) derivative transactions pursuant to master agreements that provide for a netting of payments and receipts by counterparty. As of December 31, 2013 and 2012, $8.6 million and $9.2 million, respectively, of cash and cash equivalents were held as collateral by a third party related to our derivative transactions.

Our derivatives are not designated as hedges for accounting purposes.

10.    Derivative Instruments (continued)

Derivative Instruments:			Fair Value as of
($ in millions)			December 31, 2013
	Maturity	Notional Amount	Assets	Liabilities [1]

Interest rate swaps	2016-2027	$139.0	$3.9	$6.8
Variance swaps	2015-2017	0.9	—	7.9
Swaptions	2024-2029	3,902.0	30.7	—
Put options	2015-2022	406.0	31.1	—
Call options [2]	2014-2018	1,701.6	163.1	96.1
Cross currency swaps	2016	10.0	—	0.7
Equity futures	2014	160.6	14.3	—
Total derivative instruments		$6,320.1	$243.1	$111.5
———————

[1]	Derivative liabilities are included in other liabilities on the consolidated balance sheets.

[2]	Includes a contingent receivable of $1.9 million.

Derivative Instruments:			Fair Value as of
($ in millions)			December 31, 2012
	Maturity	Notional Amount	Assets	Liabilities [1]

Interest rate swaps	2016-2027	$180.0	$15.5	$7.7
Variance swaps	2015-2017	0.9	—	4.4
Swaptions	2024	25.0	—	—
Put options	2015-2022	406.0	72.7	—
Call options [2]	2013-2017	1,328.4	53.3	33.6
Cross currency swaps	2016	10.0	—	0.1
Equity futures	2013	184.7	15.9	—
Total derivative instruments		$2,135.0	$157.4	$45.8
———————

[1]	Derivative liabilities are included in other liabilities on the consolidated balance sheets.

[2]	Includes a contingent receivable of $2.7 million.

Derivative Instrument Gains (Losses) Recognized in	Years Ended December 31,
Realized Investment Gains (Losses):	2013	2012	2011
($ in millions)
Derivative instruments by type
Interest rate swaps	$(11.4)	$(0.9)	$10.3
Variance swaps	(3.6)	(7.9)	3.5
Swaptions	17.3	(0.2)	(1.3)
Put options	(42.3)	(22.0)	19.8
Call options	59.3	0.1	(11.9)
Equity futures	(46.5)	(19.4)	(6.2)
Cross currency swaps	(0.5)	(0.1)	0.2
Embedded derivatives	18.8	12.1	(34.4)
Total derivative instrument losses recognized in realized investment gains (losses)	$(8.9)	$(38.3)	$(20.0)

10.    Derivative Instruments (continued)

Interest Rate Swaps

We maintain an overall interest rate risk management strategy that primarily incorporates the use of interest rate swaps as hedges of our exposure to changes in interest rates. Our exposure to changes in interest rates primarily results from our commitments to fund interest-sensitive insurance liabilities, as well as from our significant holdings of fixed rate financial instruments. We use interest rate swaps that effectively convert variable rate cash flows to fixed cash flows in order to hedge the interest rate risks associated with guaranteed minimum living benefit (GMAB/GMWB) rider liabilities.

Interest Rate Options

We use interest rate options, such as swaptions, to hedge against market risks to assets or liabilities from substantial changes in interest rates. An interest rate swaption gives us the right but not the obligation to enter into an underlying swap. Swaptions are options on interest rate swaps. All of our swaption contracts are receiver swaptions, which give us the right to enter into a swap where we will receive the agreed-upon fixed rate and pay the floating rate. If the market conditions are favorable and the swap is needed to continue hedging our in force liability business, we will exercise the swaption and enter into a fixed rate swap. If a swaption contract is not exercised by its option maturity date, it expires with no value.

Exchange Traded Future Contracts

We use equity index futures to hedge the market risks from changes in the value of equity indices, such as S&P 500, associated with guaranteed minimum living benefit (GMAB/GMWB) rider liabilities. Positions are short-dated, exchange-traded futures with maturities of three months.

Equity Index Options

We use equity indexed options to hedge against market risks from changes in equity markets, volatility and interest rates.

An equity index option affords us the right to make or receive payments based on a specified future level of an equity market index. We may use exchange-trade or OTC options.

Generally, we have used a combination of equity index futures, interest rate swaps, variance swaps and long-dated put options to hedge our GMAB and GMWB liabilities and equity index call options to hedge our indexed annuity option liabilities.

Cross Currency Swaps

We use cross currency swaps to hedge against market risks from changes in foreign currency exchange rates. Currency swaps are used to swap bond asset cash flows denominated in a foreign currency back to U.S. dollars. Under foreign currency swaps, we agree with another party (referred to as the counterparty) to exchange principal and periodic interest payments denominated in foreign currency for payments in U.S. dollars.

Offsetting of Derivative Assets/Liabilities

The Company may enter into netting agreements with counterparties that permit the Company to offset receivables and payables with such counterparties. The following tables present the gross fair value amounts, the amounts offset and net position of derivative instruments eligible for offset in the Company’s consolidated balance sheets that are subject to an enforceable master netting arrangement upon certain termination events, irrespective of whether they are offset in the balance sheet.

10.    Derivative Instruments (continued)

	December 31, 2013
Offsetting of		Gross		Gross amounts not offset
Derivative Assets/Liabilities:	Gross	amounts	Net amounts	in the balance sheet
($ in millions)	amounts	offset in the	presented in the	Financial	Cash collateral
	recognized [1]	balance sheet	balance sheet	instruments	pledged [2]	Net amount

Total derivative assets	$243.1	$—	$243.1	$(110.2)	$—	$132.9
Total derivative liabilities	$(111.5)	$—	$(111.5)	$110.2	$1.3	$—

	December 31, 2012
Offsetting of		Gross		Gross amounts not offset
Derivative Assets/Liabilities:	Gross	amounts	Net amounts	in the balance sheet
($ in millions)	amounts	offset in the	presented in the	Financial	Cash collateral
	recognized [1]	balance sheet	balance sheet	instruments	pledged [2]	Net amount

Total derivative assets	$157.4	$—	$157.4	$(45.7)	$—	$111.7
Total derivative liabilities	$(45.8)	$—	$(45.8)	$45.7	$0.1	$—
———————

[1]	Amounts include all derivative instruments, irrespective of whether there is a legally enforceable master netting arrangement in place.

[2]
Cash collateral pledged with derivative counterparties is recorded within other assets on the balance sheets. The Company pledges cash collateral to offset certain individual derivative liability positions with certain counterparties. Cash collateral of $7.3 million and $9.1 million as of December 31, 2013 and 2012, respectively, that exceeds the net liability resulting from the aggregate derivative positions with a corresponding counterparty is excluded.

Contingent features

Derivative counterparty agreements may contain certain provisions that require our insurance companies’ financial strength rating to be above a certain threshold. If our financial strength ratings were to fall below a specified rating threshold, certain derivative counterparties could request immediate payment or demand immediate and ongoing full collateralization on derivative instruments in net liability positions, or trigger a termination of existing derivatives and/or future derivative transactions.

In certain derivative counterparty agreements, our financial strength ratings are below the specified threshold levels. However, the Company held no derivative instruments as of December 31, 2013 in a net aggregate liability position payable to any counterparty (i.e., such derivative instruments have fair values in a net asset position payable to the Company if such holdings were liquidated).

11.    Fair Value of Financial Instruments

ASC 820-10 defines and establishes the framework for measuring fair value. The framework is based on inputs that are used in the valuation and a fair value hierarchy based on the quality of those inputs. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

11.    Fair Value of Financial Instruments (continued)

A financial instrument’s categorization within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement. The valuation hierarchy is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The input levels are defined as follows:

•
Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets. Level 1 securities include highly liquid government bonds and exchange-traded equities.

•
Level 2 – inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the financial instrument. Examples of such instruments include government-backed mortgage products, certain collateralized mortgage and debt obligations and certain high-yield debt securities.

•
Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement. Unobservable inputs reflect management’s own assumptions about inputs in which market participants would use in pricing these types of assets or liabilities. Level 3 financial instruments include values which are determined using pricing models and third-party evaluation. Additionally, the determination of some fair value estimates utilizes significant management judgments or best estimates.

Investments for which fair value is based upon unadjusted quoted market prices are reported as Level 1. The number of quotes the issuer obtains per instrument will vary depending on the security type and availability of pricing data from pricing vendors. The Company has defined a pricing hierarchy among pricing vendors to determine ultimate value used and also reviews significant discrepancies among pricing vendors to determine final value used. Prices from pricing services are not adjusted, but the Company may obtain a broker quote or use an internal model to price a security if it believes vendor prices do not reflect fair value. We receive quoted market prices from independent third party, nationally recognized pricing vendors (“pricing vendors”). When quoted prices are not available, we use these pricing vendors to give an estimated fair value. If quoted prices, or an estimated price from our pricing vendors are not available or we determine that the price is based on disorderly transactions or in inactive markets, fair value is based upon internally developed models or obtained from an independent third-party broker. We primarily use market-based or independently sourced market parameters, including interest rate yield curves, option volatilities and currency rates. Valuation adjustments may be made to ensure that financial instruments are recorded at fair value. These adjustments include amounts to reflect counterparty credit quality, our own creditworthiness, liquidity and unobservable parameters that are applied consistently over time.

Management is responsible for the fair value of investments and the methodologies and assumptions used to estimate fair value. The fair value process is evaluated quarterly by the Pricing Committee, which is comprised of the Chief Investment Officer, Chief Accounting Officer and the Head of Investment Accounting. The purpose of the committee is to ensure the Company follows objective and reliable valuation practices, as well as approving changes to valuation methodologies and pricing sources. Using professional judgment and experience, we evaluate and weigh the relevance and significance of all readily available market information to determine the best estimate of fair value.

The fair values of Level 2 investments are determined by management after considering prices from our pricing vendors. Fair values for debt securities are primarily based on yield curve analysis along with ratings and spread data. Other inputs may be considered for fair value calculations including published indexed data, sector specific performance, comparable price sources and similar traded securities. Management reviews all Level 2 and Level 3 market prices on a quarterly basis.

The following is a description of our valuation methodologies for assets and liabilities measured at fair value. Such valuation methodologies were applied to all of the assets and liabilities carried at fair value in each respective classification.

11.    Fair Value of Financial Instruments (continued)

Debt securities

We use pricing vendors to estimate fair value for the majority of our public debt securities. The pricing vendors’ estimates are based on market data and use pricing models that vary by asset class and incorporate available trade, bid and other market information. The methodologies used by these vendors are reviewed and understood by management through discussion with and information provided by these vendors. The Company assesses the reasonableness of individual security values received from valuation service providers through various analytical techniques. Management also assesses whether the assumptions used appear reasonable and consistent with the objective of determining fair value. When our pricing vendors are unable to obtain evaluations based on market data, fair value is determined by obtaining a direct broker quote. Management reviews these broker quotes and valuation techniques to determine whether they are appropriate and consistently applied. Broker quotes are evaluated based on the Company’s assessment of the broker’s knowledge of, and history in trading, the security and the Company’s understanding of inputs used to derive the broker quote. Management also assesses reasonableness of individual security values similar to the vendor pricing review noted above.

For our private placement investments, we estimated fair value using internal models. Private placement securities are generally valued using a matrix pricing approach which categorizes these securities into groupings using remaining average life and credit rating as the two criteria to determine a grouping. The Company obtains current credit spread information from private placement dealers based on the criteria described and adds that spread information to U.S. Treasury rates corresponding to the life of each security to determine a discount rate for pricing. A small number of private placement securities are internally valued using models or analyst judgment. Fair values determined internally are also subject to management review to ensure that valuation models and inputs appear reasonable.

U.S. Government and Agency Securities

We value public U.S. government and agency debt by obtaining fair value estimates from our pricing vendors. For our private placement government and agency debt, our fair value is based on internal models using either a discounted cash flow or spread matrix which incorporates U.S. Treasury yields, market spreads and average life calculations. For short-term investments, we equate fair value to amortized cost due to their relatively short duration and limited exposure to credit risk.

State and Political Subdivisions

Public state and political subdivision debt is valued by obtaining fair value estimates from our pricing vendors. For our private placement debt securities, our fair value is based on internal models using either a discounted cash flow or spread matrix which incorporates U.S. Treasury yields, market spreads and average life calculations.

Foreign Government

We obtain fair value estimates from our pricing vendor to value foreign government debt.

Corporate Bonds

For the majority of our public corporate debt, we obtain fair value estimates from our pricing vendors. For public corporate debt in which we cannot obtain fair value estimates from our pricing vendors, we receive a direct quote from a broker. In most cases, we will obtain a direct broker quote from the broker that facilitated the deal. For our private placement debt securities, our fair value is based on internal models using either a discounted cash flow or spread matrix which incorporates U.S. Treasury yields, market spreads and average life calculations. For private fixed maturities, fair value is determined using a discounted cash flow model, which utilizes a discount rate based upon the average of spread surveys collected from private market intermediaries who are active in both primary and secondary transactions and takes into account, among other factors, the credit quality and industry sector of the issuer and the reduced liquidity associated with private placements. In determining the fair value of certain debt securities, the discounted cash flow model may also use unobservable inputs, which reflect the Company’s own assumptions about the inputs market participants would use in pricing the security.

11.    Fair Value of Financial Instruments (continued)

RMBS, CMBS, CDO/CLO and Other Asset-Backed Securities

For structured securities, the majority of the fair value estimates are provided by our pricing vendors. When a fair value estimate is not available from the pricing vendors, we estimate fair value using direct broker quotes or internal models which use a discounted cash flow technique. These models consider the best estimate of cash flows until maturity to determine our ability to collect principal and interest and compare this to the anticipated cash flows when the security was purchased. In addition, management judgment is used to assess the probability of collecting all amounts contractually due to us. After consideration is given to the available estimates relevant to assessing the collectibility, including historical events, current conditions and reasonable forecasts, an estimate of future cash flows is determined. This includes evaluating the remaining payment terms, prepayment speeds, the underlying collateral, expected defaults using current default data and the financial condition of the issuer. Other factors considered are composite credit ratings, industry forecast, analyst reports and other relevant market data, similar to those the Company believes market participants would use.

Equity securities

Private Equity Investments

The fair value of non-public private equity is estimated using the valuation of the lead investor (“sponsor value”), typically a general partner of an investment in a limited partnership in which we invest. The sponsors, or lead investors/underwriters of these investments, account for them on an equity basis. The Company will then obtain securities fair value from these sponsors to infer the appropriate fair value for its holdings in the same or similar investment. If we cannot determine a price using the sponsor value, we would estimate the fair value using management’s professional judgment. Management evaluates many inputs including, but not limited to; current operating performance, future expectations of the investment, industry valuations of comparable public companies and changes in market outlook and third-party financing environment over time. Financial information for these investments is reported on a three-month delay due to the timing of financial statements as of the current reporting period.

Public Equity

Our publicly held equity securities are generally obtained through the initial public offering of privately-held equity investments and are reported at the estimated fair value determined based on quoted prices in active markets. To the extent these securities have readily determinable exchange based prices, the securities are categorized as Level 1 of our hierarchy. If management determines there are liquidity concerns or exchange based information for the specific securities in our portfolio is not available, the securities are categorized as Level 2. In addition, management will consistently monitor these holdings and prices will be modified for any pertinent and/or significant events that would result in a valuation adjustment, including an analysis for potential credit-related events or impairments.

Limited partnerships and other investments

Our limited partnerships are accounted for using equity method accounting. We carry these investments on the consolidated balance sheets at the capital value we obtain from the financial statement we received from the general partner. Typically, our carrying value is based on a financial statement one quarter in arrears to accommodate the timing of receipt of financial statements. These financial statements are generally audited annually. Generally the information received is deemed an appropriate approximation of the fair value of these fund investments and no adjustments are made to the financial statements received. Management also has open communication with each fund manager and generally views the information reported from the underlying funds as the best information available to record its investments.

For the limited partnerships in which we consolidate the entity, we hold private debt and equity securities. All consolidated investments are valued using current period financial statements we receive from the general partner.

Included in the other investments balance is the net investment value of life settlement contracts which are accounted under the investment method, which for non-impaired contracts incorporates the initial transaction price, initial direct external costs and continuing costs to keep the policy in force, as well as leveraged lease investments which represent the net investment in leveraged aircraft leases. The leveraged lease aircraft investments are accounted for using equity method. The investments are carried at the capital value obtained from financial statements we received from a third party servicer.

11.    Fair Value of Financial Instruments (continued)

Separate account assets

Our separate account assets consist of mutual funds that are frequently traded. Since 2003, investments owned by The Phoenix Companies, Inc. Employee Pension Plan (the “Plan”) Trust were sold to PHL Variable and the investments converted to ownership by the Trust to the Employee Pension Separate Account (“EPP SA”). The Plan’s Trust purchased a group flexible premium variable accumulation deferred annuity contract. As of May 21, 2012, the Plan surrendered the EPP SA contract for full value and the Plan’s underlying investments are no longer held in the separate account. Certain investments related to fixed income, equities and foreign securities were transferred to Mercer Trust Company for investment management purposes in a group trust investment arrangement. The remaining investments continued with their respective investment managers. These securities are valued using the market approach in which unadjusted market quotes are used. We include these securities in Level 1 of our hierarchy.

Derivatives

Exchange-traded derivatives are valued using quoted prices and are classified within Level 1 of the valuation hierarchy. However, few classes of derivative contracts are listed on an exchange. Therefore, the majority of our derivative positions are OTC derivative financial instruments, valued using third-party vendor derivative valuation systems that use as their basis readily observable market parameters, such as swap rates and volatility assumptions. These positions are classified within Level 2 of the valuation hierarchy. Such OTC derivatives include vanilla interest rate swaps, equity index options, swaptions, variance swaps and cross currency swaps. Nevertheless, we review and validate the resulting fair values against those provided to us monthly by the derivative counterparties for reasonableness.

Fair values for OTC derivative financial instruments, mostly options and swaps, represent the present value of amounts estimated to be received from or paid to a marketplace participant in exchange of these instruments (i.e., the amount we would expect to receive in a derivative asset assignment or would expect to pay to have a derivative liability assumed). These derivatives are valued using third-party derivative valuation models which take into account the net present value of estimated future cash flows and capital market assumptions which are derived from directly observable prices from other OTC trades and exchange-traded derivatives. Such assumptions include swap rates and swaption volatility obtained from Bloomberg, as well as equity index volatility and dividend yields provided by OTC derivative dealers.

The fair value of OTC derivative financial instruments is also adjusted for the credit risk of the counterparty in cases in which there are no collateral offsets. To estimate the impact on fair value of a market participant’s view of counterparty non-performance risk we use a credit default swap (“CDS”)-based approach in measuring this counterparty non-performance risk by looking at the cost of obtaining credit protection in the CDS market for the aggregate fair value exposure amount over the remaining life of derivative contracts, given the counterparty’s rating. The resulting upfront CDS premium, calculated using Bloomberg analytics, serves as a reasonable estimate of the default provision for the non-performance risk or counterparty valuation adjustment to the fair valuation of non-collateralized OTC derivative financial instruments.

Certain new and/or complex instruments may have immature or limited markets or require more sophistication in derivative valuation methodology. As a result, the pricing models used for valuation of these instruments often incorporate significant estimates and assumptions that market participants would use in pricing the instrument, which may impact the results of operations reported in the consolidated financial statements. Hence, instead of valuing these instruments using third-party vendor valuation systems, we rely on the fair market valuations reported to us monthly by the derivative counterparties. Fair values for OTC derivatives are verified using observed estimates about the costs of hedging the risk and other trades in the market. As the markets for these products develop, we continually refine our pricing models to correlate more closely to the market risk of these instruments.

11.    Fair Value of Financial Instruments (continued)

Valuation of embedded derivatives

We make guarantees on certain variable annuity contracts, including those with GMAB, GMWB and COMBO riders. We also provide credits based on the performance of certain indices (“index credits”) on our fixed indexed annuity contracts. Both contract types have features that meet the definition of an embedded derivative. The GMAB, GMWB and COMBO embedded derivative liabilities associated with our variable annuity contracts are accounted for at fair value using a risk neutral stochastic valuation methodology with changes in fair value recorded in realized investment gains. The inputs to our fair value methodology include estimates derived from the asset derivatives market, including equity volatilities and the swap curves. Several additional inputs are not obtained from independent sources, but instead reflect our internally developed assumptions related to mortality rates, lapse rates and other policyholder behavior.

The fair value of the embedded derivative liabilities associated with the index credits on our fixed indexed annuity contracts is calculated using the budget method with changes in fair value recorded in realized investment gains. Under the budget method, the value of the initial index option is based on the fair value of the option purchased to hedge the index. The value of the index credits paid in future years is estimated to be the annual budgeted amount. Budgeted amounts are estimated based on available investment income using assumed investment returns and projected liability values. As there are significant unobservable inputs included in our fair value methodology for these embedded derivative liabilities, we consider the methods as described above as a whole to be Level 3 within the fair value hierarchy.

Our fair value calculation of embedded derivative liabilities includes a credit standing adjustment (the “CSA”). The CSA represents the adjustment that market participants would make to reflect the risk that guaranteed benefit obligations may not be fulfilled (“non-performance risk”). We estimate our CSA using the credit spread (based on publicly available credit spread indices) for financial services companies similar to the Company’s life insurance subsidiaries. The CSA is updated every quarter and, therefore, the fair value will change with the passage of time even in the absence of any other changes that would affect the valuation.

11.    Fair Value of Financial Instruments (continued)

The following tables present the financial instruments carried at fair value on a recurring basis by ASC 820-10 valuation hierarchy (as described above). There were no financial instruments carried at fair value on a non-recurring basis as of December 31, 2013 and 2012, respectively.

Fair Values of Financial Instruments by Level:	As of December 31, 2013
($ in millions)	Level 1	Level 2	Level 3		Total
Assets
Available-for-sale debt securities
U.S. government and agency	$—	$76.6	$327.2	[1]	$403.8
State and political subdivision	—	141.4	269.1		410.5
Foreign government	—	194.0	15.9		209.9
Corporate	—	3,660.7	3,976.6		7,637.3
CMBS	—	600.1	114.4		714.5
RMBS	—	1,344.8	551.5		1,896.3
CDO/CLO	—	—	221.2		221.2
Other asset-backed	—	70.7	247.7		318.4
Total available-for-sale debt securities	—	6,088.3	5,723.6		11,811.9
Available-for-sale equity securities	2.8	—	59.0		61.8
Short-term investments	229.8	11.0	0.9		241.7
Derivative assets	14.3	228.8	—		243.1
Fair value investments [2]	8.9	13.2	165.5		187.6
Separate account assets	3,402.3	—	—		3,402.3
Total assets	$3,658.1	$6,341.3	$5,949.0		$15,948.4
Liabilities
Derivative liabilities	$—	$111.5	$—		$111.5
Embedded derivatives	—	—	74.8		74.8
Total liabilities	$—	$111.5	$74.8		$186.3
———————

[1]	Includes securities whose underlying collateral is an obligation of a U.S. government entity.

[2]
Fair value investments at December 31, 2013 include $125.7 million of debt securities recorded at fair value. Additionally, $61.9 million of assets relate to investment holdings of consolidated VIEs held at fair value, $8.9 million of which are Level 1 securities.

There were no transfers of assets between Level 1 and Level 2 during the year ended December 31, 2013.

11.    Fair Value of Financial Instruments (continued)

Fair Values of Financial Instruments by Level:	As of December 31, 2012
($ in millions)	Level 1	Level 2	Level 3		Total
Assets
Available-for-sale debt securities
U.S. government and agency	$—	$106.9	$296.7	[1]	$403.6
State and political subdivision	—	144.2	212.4		356.6
Foreign government	—	158.5	45.8		204.3
Corporate	—	3,881.2	3,805.8		7,687.0
CMBS	—	791.5	89.7		881.2
RMBS	—	1,061.9	708.6		1,770.5
CDO/CLO	—	—	220.8		220.8
Other asset-backed	—	124.8	309.9		434.7
Total available-for-sale debt securities	—	6,269.0	5,689.7		11,958.7
Available-for-sale equity securities	2.1	—	32.7		34.8
Short-term investments	594.7	—	—		594.7
Derivative assets	15.9	141.5	—		157.4
Fair value investments [2]	8.8	17.6	153.3		179.7
Separate account assets	3,316.5	—	—		3,316.5
Total assets	$3,938.0	$6,428.1	$5,875.7		$16,241.8
Liabilities
Derivative liabilities	$—	$45.8	$—		$45.8
Embedded derivatives	—	—	80.8		80.8
Total liabilities	$—	$45.8	$80.8		$126.6
———————

[1]	Includes securities whose underlying collateral is an obligation of a U.S. government entity.

[2]
Fair value investments at December 31, 2012 include $126.1 million of debt securities recorded at fair value. Additionally, $53.5 million of assets relate to investment holdings of consolidated VIEs held at fair value, $8.7 million of which are Level 1 securities.

There were no transfers of assets between Level 1 and Level 2 during the year ended December 31, 2012.

Available-for-sale debt securities as of December 31, 2013 and 2012 are reported net of $27.1 million and $34.5 million of Level 2 investments included in discontinued operations assets on the consolidated balance sheets related to discontinued reinsurance operations.

The following tables present corporates carried at fair value on a recurring basis by sector.

Fair Values of Corporates by Level and Sector:	As of December 31, 2013
($ in millions)	Level 1	Level 2	Level 3	Total
Corporates
Consumer	$—	$896.0	$1,493.1	$2,389.1
Energy	—	492.2	335.2	827.4
Financial services	—	1,495.5	953.5	2,449.0
Technical/communications	—	117.7	77.9	195.6
Transportation	—	93.6	230.9	324.5
Utilities	—	316.0	560.0	876.0
Other	—	249.7	326.0	575.7
Total corporates	$—	$3,660.7	$3,976.6	$7,637.3

11.    Fair Value of Financial Instruments (continued)

Fair Values of Corporates by Level and Sector:	As of December 31, 2012
($ in millions)	Level 1	Level 2	Level 3	Total
Corporates
Consumer	$—	$1,159.7	$1,858.5	$3,018.2
Energy	—	277.7	142.7	420.4
Financial services	—	1,465.6	759.5	2,225.1
Technical/communications	—	154.6	44.6	199.2
Transportation	—	72.6	155.1	227.7
Utilities	—	506.6	631.8	1,138.4
Other	—	244.4	213.6	458.0
Total corporates	$—	$3,881.2	$3,805.8	$7,687.0

Level 3 financial assets and liabilities

The following tables set forth a summary of changes in the fair value of our Level 3 financial assets and liabilities. Financial assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. The securities which were transferred as of the end of each reporting period into Level 3 were due to decreased market observability of similar assets and/or changes to significant inputs such as downgrades or price declines. Transfers out of Level 3 were due to increased market activity on comparable assets or observability of inputs.

Level 3 Financial Assets:	As of December 31, 2013
($ in millions)	Balance, beginning of period	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Realized and unrealized gains (losses) included in income [1]	Unrealized gains (losses) included in OCI	Total
Assets
Available-for-sale debt securities
U.S. government and agency [2]	$296.7	$88.4	$(15.2)	$—	$—	$—	$(42.7)	$327.2
State and political subdivision	212.4	96.6	(3.6)	—	—	—	(36.3)	269.1
Foreign government	45.8	—	—	8.0	(31.3)	—	(6.6)	15.9
Corporate	3,805.8	798.5	(70.9)	67.8	(41.3)	(4.5)	(578.8)	3,976.6
CMBS	89.7	42.5	(10.5)	8.9	(12.8)	(2.1)	(1.3)	114.4
RMBS	708.6	2.2	(100.2)	5.1	—	(4.4)	(59.8)	551.5
CDO/CLO	220.8	68.4	(24.3)	—	—	(0.4)	(43.3)	221.2
Other asset-backed	309.9	19.6	(37.2)		(1.3)	(0.4)	(42.9)	247.7
Total available-for-sale debt securities	5,689.7	1,116.2	(261.9)	89.8	(86.7)	(11.8)	(811.7)	5,723.6
Available-for-sale equity securities	32.7	10.0	(2.3)	—	—	—	18.6	59.0
Short-term investments	—	1.3	—	—	—	(0.4)	—	0.9
Fair value investments	153.3	25.8	(13.4)	1.3	—	(1.5)	—	165.5
Total assets	$5,875.7	$1,153.3	$(277.6)	$91.1	$(86.7)	$(13.7)	$(793.1)	$5,949.0
———————

[1]	Reflected in realized investment gains and losses for all assets except fair value investments which are included in net investment income.

[2]	Includes securities whose underlying collateral is an obligation of a U.S. government entity.

11.    Fair Value of Financial Instruments (continued)

Level 3 Financial Assets:	As of December 31, 2012
($ in millions)	Balance, beginning of period	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Realized and unrealized gains (losses) included in income [1]	Unrealized gains (losses) included in OCI	Total
Assets
Available-for-sale debt securities
U.S. government and agency [2]	$336.2	$5.4	$(31.0)	$—	$—	$0.4	$(14.3)	$296.7
State and political subdivision	116.6	63.5	(2.8)	22.1	(11.4)	—	24.4	212.4
Foreign government	51.8	5.0	(0.1)	—	—	—	(10.9)	45.8
Corporate	3,497.0	609.4	(82.3)	74.3	(121.0)	1.4	(173.0)	3,805.8
CMBS	100.6	—	(6.8)	32.4	(30.4)	(3.3)	(2.8)	89.7
RMBS	942.9	3.5	(92.5)	—	—	(6.3)	(139.0)	708.6
CDO/CLO	229.9	25.4	(17.7)	—	—	0.6	(17.4)	220.8
Other asset-backed	335.5	17.2	(29.1)	0.1	(11.4)	0.1	(2.5)	309.9
Total available-for-sale debt securities	5,610.5	729.4	(262.3)	128.9	(174.2)	(7.1)	(335.5)	5,689.7
Available-for-sale equity securities	29.4	11.5	(16.1)	0.2	—	6.8	0.9	32.7
Short-term investments	—	—	—	—	—	—	—	—
Fair value investments	144.8	36.0	(37.1)	—	—	9.6	—	153.3
Total assets	$5,784.7	$776.9	$(315.5)	$129.1	$(174.2)	$9.3	$(334.6)	$5,875.7
———————

[1]	Reflected in realized investment gains and losses for all assets except fair value investments which are included in net investment income.

[2]	Includes securities whose underlying collateral is an obligation of a U.S. government entity.

Level 3 Financial Liabilities:	Embedded Derivatives
	Years Ended December 31,
($ in millions)	2013	2012

Balance, beginning of period	$80.8	$84.5
Net purchases/(sales)	12.8	8.4
Transfers into Level 3	—	—
Transfers out of Level 3	—	—
Realized (gains) losses [1]	(18.8)	(12.1)
Balance, end of period	$74.8	$80.8
———————

[1]	Realized gains and losses are included in net realized investment gains on the consolidated statements of income and comprehensive income.

Significant unobservable inputs used in the fair value measurement of Level 3 assets are yield, prepayment rate, default rate, recovery rate and reinvestment spread. Keeping other inputs unchanged, an increase in yield, default rate or prepayment rate would decrease the fair value of the asset while an increase in recovery rate or reinvestment spread would result in an increase to the fair value of the asset. Yields are a function of the underlying U.S. Treasury rates and asset spreads, and changes in default and recovery rates are dependent on overall market conditions.

11.    Fair Value of Financial Instruments (continued)

The following tables present quantitative estimates about unobservable inputs used in the fair value measurement of significant categories of internally priced assets.

Level 3 Assets: [1]	As of December 31, 2013
($ in millions)	Fair Value	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)

U.S. government and agency	$327.2	Discounted cash flow	Yield	1.05% - 5.66% (3.78%)

State and political subdivision	$119.4	Discounted cash flow	Yield	2.35% - 5.79% (3.74%)

Corporate	$2,970.2	Discounted cash flow	Yield	1.00% - 6.75% (3.56%)

Other asset-backed	$47.9	Discounted cash flow	Yield	0.5% - 3.75% (2.23%)

		Discounted cash flow	Prepayment rate	2%
			Default rate	2.53% for 48 mos then .37% thereafter
			Recovery rate	10% (TRUPS)

Fair value investments	$5.5	Discounted cash flow	Default rate	0.25%
			Recovery rate	45%
———————

[1]	Excludes Level 3 assets which are valued based upon non-binding independent third-party valuations or third-party price information for which unobservable inputs are not reasonably available to us.

11.    Fair Value of Financial Instruments (continued)

Level 3 Assets: [1]	As of December 31, 2012
($ in millions)	Fair Value	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)

U.S. government and agency	$286.1	Discounted cash flow	Yield	1.46%-5.19% (3.20%)

State and political subdivision	$107.4	Discounted cash flow	Yield	1.94%-3.53% (2.94%)

Corporate	$2,885.8	Discounted cash flow	Yield	1.36%-7.82% (3.00%)

CDO/CLO	$15.5	Discounted cash flow	Prepayment rate	20% (CLOs)
			Default rate	2.55% (CLOs)
			Recovery rate	65% (Loans), 35% (High yield bonds), 45% (Investment grade bonds)
			Reinvestment spread	3 mo LIBOR + 400bps (CLOs)

Other asset-backed	$43.5	Discounted cash flow	Yield	0.5% - 9.5% (3.41%)

		Discounted cash flow	Prepayment rate	2%
			Default rate	2.53% for 48 mos then .33% thereafter
			Recovery rate	10% (TRUPS)

Fair value investments	$5.0	Discounted cash flow	Default rate	0.24%
			Recovery rate	45%
———————

[1]	Excludes Level 3 assets which are valued based upon non-binding independent third-party valuations or third-party price information for which unobservable inputs are not reasonably available to us.

Significant unobservable inputs used in the fair value measurement of variable annuity GMAB and GMWB type liabilities are equity volatility, swap curve, mortality and lapse rates and an adjustment for non-performance risk. Keeping other inputs unchanged, an increase in the equity volatility would increase the fair value of the liability while an increase in the swap curve or CSA would result in a decrease to the fair value of the liability. The impact of changes in mortality and lapse rates are dependent on overall market conditions. The fair value of fixed indexed annuity and indexed universal life embedded derivative related to index credits is calculated using the swap curve, future option budget, mortality and lapse rates, as well as an adjustment for non-performance risk. Keeping other inputs unchanged, an increase in any of these significant unobservable inputs would result in a decrease of the fixed indexed annuity embedded derivative liability.

11.    Fair Value of Financial Instruments (continued)

The following tables present quantitative estimates about unobservable inputs used in the fair value measurement of internally priced liabilities.

Level 3 Liabilities:	As of December 31, 2013
($ in millions)	Fair Value	Valuation Technique(s)	Unobservable Input	Range

Embedded derivatives	$78.9	Budget method	Swap curve	0.19% - 3.79%
(FIA)			Mortality rate	103% or 97% of 2012 IAM Basic table with scale G2
			Lapse rate	0.02% - 47.15%
			CSA	3.23%

Embedded derivatives (GMAB / GMWB)	$(4.1)	Risk neutral stochastic valuation methodology	Volatility surface	10.85% - 46.33%
			Swap curve	0.15% - 4.15%
			Mortality rate	105% 2012 IAM Basic table with scale G2
			Lapse rate	0.00% - 40.00%
			CSA	3.23%

Level 3 Liabilities:	As of December 31, 2012
($ in millions)	Fair Value	Valuation Technique(s)	Unobservable Input	Range

Embedded derivatives	$51.2	Budget method	Swap curve	0.21% - 2.50%
(EIA / VED)			Mortality rate	75% of A2000 basic table
			Lapse rate	1.00% - 35.00%
			CSA	4.47%

Embedded derivatives (GMAB / GMWB)	$29.6	Risk neutral stochastic valuation methodology	Volatility surface	11.67% - 50.83%
			Swap curve	0.36% - 3.17%
			Mortality rate	75% of A2000 basic table
			Lapse rate	0.00% - 60.00%
			CSA	4.47%

11.    Fair Value of Financial Instruments (continued)

Level 3 Assets and Liabilities by Pricing Source:	As of December 31, 2013
($ in millions)	Internal [1]	External [2]	Total
Assets
Available-for-sale debt securities
U.S. government and agency [3]	$327.2	$—	$327.2
State and political subdivision	119.4	149.7	269.1
Foreign government	—	15.9	15.9
Corporate	2,970.2	1,006.4	3,976.6
CMBS	—	114.4	114.4
RMBS	—	551.5	551.5
CDO/CLO	—	221.2	221.2
Other asset-backed	47.9	199.8	247.7
Total available-for-sale debt securities	3,464.7	2,258.9	5,723.6
Available-for-sale equity securities	—	59.0	59.0
Short-term investments	—	0.9	0.9
Fair value investments	5.5	160.0	165.5
Total assets	$3,470.2	$2,478.8	$5,949.0
Liabilities
Embedded derivatives	$74.8	$—	$74.8
Total liabilities	$74.8	$—	$74.8
———————

[1]	Represents valuations reflecting both internally-derived and market inputs, as well as third-party information or quotes.

[2]	Represents unadjusted prices from independent pricing services, third-party financial statements and independent indicative broker quotes where pricing inputs are not readily available.

[3]	Includes securities whose underlying collateral is an obligation of a U.S. government entity.

11.    Fair Value of Financial Instruments (continued)

Level 3 Assets and Liabilities by Pricing Source:	As of December 31, 2012
($ in millions)	Internal [1]	External [2]	Total
Assets
Available-for-sale debt securities
U.S. government and agency [3]	$286.1	$10.6	$296.7
State and political subdivision	107.4	105.0	212.4
Foreign government	—	45.8	45.8
Corporate	2,885.8	920.0	3,805.8
CMBS	—	89.7	89.7
RMBS	—	708.6	708.6
CDO/CLO	15.5	205.3	220.8
Other asset-backed	43.5	266.4	309.9
Total available-for-sale debt securities	3,338.3	2,351.4	5,689.7
Available-for-sale equity securities	—	32.7	32.7
Short-term investments	—	—	—
Fair value investments	5.0	148.3	153.3
Total assets	$3,343.3	$2,532.4	$5,875.7
Liabilities
Embedded derivatives	$80.8	$—	$80.8
Total liabilities	$80.8	$—	$80.8
———————

[1]	Represents valuations reflecting both internally-derived and market inputs, as well as third-party information or quotes.

[2]	Represents unadjusted prices from independent pricing services, third-party financial statements and independent indicative broker quotes where pricing inputs are not readily available.

[3]	Includes securities whose underlying collateral is an obligation of a U.S. government entity.

Financial instruments not carried at fair value

The Company is required by U.S. GAAP to disclose the fair value of certain financial instruments including those that are not carried at fair value. The following table discloses the Company’s financial instruments where the carrying amounts and fair values differ:

Carrying Amounts and Fair Values		As of December 31,
of Financial Instruments:		2013		2012
($ in millions)	Fair Value Hierarchy Level	Carrying Value	Fair Value	Carrying Value	Fair Value
Financial assets:
Policy loans	Level 3	$2,350.3	$2,338.0	$2,354.7	$2,342.8
Cash and cash equivalents	Level 1	455.6	455.6	215.5	215.5

Financial liabilities:
Investment contracts	Level 3	$3,429.7	$3,424.4	$3,040.7	$3,045.9
Surplus notes	Level 3	156.2	116.5	126.1	95.0

Fair value of policy loans

The fair value of fixed rate policy loans is calculated using a discounted cash flow model based upon current U.S. Treasury rates and historical loan repayment patterns. For floating rate policy loans the fair value is the amount due, excluding interest, as of the reporting date.

11.    Fair Value of Financial Instruments (continued)

Fair value of investment contracts

We determine the fair value of guaranteed interest contracts by using a discount rate based upon the appropriate U.S. Treasury rate to calculate the present value of projected contractual liability payments through final maturity. We determine the fair value of deferred annuities and supplementary contracts without life contingencies with an interest guarantee of one year or less at the amount of the policy reserve. In determining the fair value of deferred annuities and supplementary contracts without life contingencies with interest guarantees greater than one year, we use a discount rate based upon the appropriate U.S. Treasury rate to calculate the present value of the projected account value of the policy at the end of the current guarantee period.

Deposit type funds, including pension deposit administration contracts, dividend accumulations and other funds left on deposit not involving life contingencies, have interest guarantees of less than one year for which interest credited is closely tied to rates earned on owned assets. For these liabilities, we assume fair value to be equal to the stated liability balances.

The fair value of these investment contracts are categorized as Level 3.

Indebtedness

The fair value of surplus notes is determined with reference to the fair value of PNX’s senior unsecured bonds including consideration of the different features in the two securities.

12.    Income Taxes

Significant Components of Income Taxes:	Years Ended December 31,
($ in millions)	2013	2012	2011
Income tax expense (benefit) applicable to:
Current	$82.6	$31.1	$3.7
Deferred	—	(27.3)	—
Continuing operations	82.6	3.8	3.7
Discontinued operations	(0.3)	(1.2)	(2.4)
Income tax expense (benefit)	$82.3	$2.6	$1.3

Income taxes paid (refunded)	$86.5	$25.7	$5.7

Effective Income Tax Rate:	Years Ended December 31,
($ in millions)	2013	2012	2011

Income (loss) from continuing operations before income taxes and minority interest	$105.9	$(122.8)	$32.0
Income tax expense (benefit) at statutory rate of 35%	37.0	(43.0)	11.2
Dividend received deduction	(2.3)	(2.5)	(3.6)
Valuation allowance increase (release)	34.6	41.5	(7.7)
Expiration of tax attribute carryovers	0.4	5.6	0.2
Tax interest	—	0.5	(0.1)
Deferred tax validation	11.3	—	—
IRS audit settlements / adjustments	—	—	3.1
Other, net	1.6	1.7	0.6
Income tax expense (benefit) applicable to continuing operations	$82.6	$3.8	$3.7
Effective income tax rates	78.0%	(3.1%)	11.6%

12.    Income Taxes (continued)

Allocation of Income Taxes:	Years Ended December 31,
($ in millions)	2013	2012	2011

Income tax expense (benefit) from continuing operations	$82.6	$3.8	$3.7
Income tax expense (benefit) from OCI:
Unrealized investment gains / losses	(20.7)	98.4	0.3
Pension	—	—	—
Policy dividend obligation and DAC	—	—	—
Other	—	—	—
Income tax expense (benefit) related to cumulative effect of change in accounting	—	—	—
Income tax expense (benefit) from discontinued operations	(0.3)	(1.2)	(2.4)
Total income tax recorded to all components of income	$61.6	$101.0	$1.6

Deferred Income Tax Balances Attributable to Temporary Differences:	As of December 31,
($ in millions)	2013	2012
Deferred income tax assets
Future policyholder benefits	$577.4	$785.1
Employee benefits	17.3	14.6
Net operating and capital loss carryover benefits	14.5	59.6
Foreign tax credits carryover benefits	2.2	2.2
Alternative minimum tax credit	2.7	2.7
General business tax credits	23.0	31.8
Available-for-sale debt securities	69.9	49.3
Valuation allowance	(255.9)	(222.2)
Gross deferred income tax assets	451.1	723.1

Deferred tax liabilities
DAC	(210.8)	(192.0)
Investments	(159.8)	(349.4)
Other	(10.6)	(132.4)
Gross deferred income tax liabilities	(381.2)	(673.8)
Deferred income tax assets	$69.9	$49.3

As of December 31, 2013, we performed our assessment of the realization of deferred tax assets. This assessment included consideration of all available evidence – both positive and negative – weighted to the extent the evidence was objectively verifiable. In performing this assessment, the Company considered the existence of 2013 GAAP pre-tax income of $105.9 million driven primarily by gains on guaranteed insurance benefit liabilities and actuarial assumption changes. Although this GAAP income does allow for realization of some deferred tax assets, Management, does not view this pre-tax income to be indicative of sustainable core earnings and accordingly, does not view this income as a substantial form of positive evidence because this income did not arise until the fourth quarter of 2013.

With the existence of Phoenix Life and parent company life subgroup taxable profits in recent years, the Company has experienced some utilization of its tax loss carryovers and incurred current federal income tax. Under U.S. federal tax law, taxes paid by Phoenix Life and the life subgroup are available for recoupment in the event of future losses. Under GAAP, the ability to carryback losses and recoup taxes paid can be considered as a source of income when assessing the realization of deferred tax assets. The Company believes that the consolidated return will remain taxable in the near term and as such, we do not believe the taxes paid in the current and prior years will be recouped. Accordingly, management has not deemed the Phoenix Life taxes paid in current and prior tax years as a viable source of income when performing its valuation allowance assessment.

12.    Income Taxes (continued)

Further, we believe that the continued existence of significant negative evidence illustrated by a three year cumulative loss before tax is significant enough to overcome any positive evidence that exists with respect to the 2013 pretax operating results. Further additional negative evidence, includes but is not limited to, material weaknesses in internal controls over financial reporting which adversely affect the accuracy of the Company’s financial data, continued costs associated with the financial restatement, risk of failure to comply with the filing deadlines expressed by the SEC, and downgrades of financial strength credit ratings which have the potential to increase policy surrenders and withdrawals.

Due to the application of our tax sharing agreement, positive and negative evidence at both the parent and subsidiary levels have been considered in our assessment of deferred tax asset realizability at the subsidiary level. Due the significance of the negative evidence at both the parent and subsidiary levels, as well as the weight given to the objective nature of the cumulative losses in recent years, and after consideration of all available evidence, we concluded that our estimates of future taxable income, timing of the reversal of existing taxable temporary differences and certain tax planning strategies did not provide sufficient positive evidence to assert that it is more likely than not that certain deferred tax assets would be realizable. To the extent either Phoenix Life or PNX can demonstrate the ability to generate sustained profitability in the future, the valuation allowance could potentially be reversed resulting in a benefit to income tax expense.

As of December 31, 2013, we concluded that our estimates of future taxable income, certain tax planning strategies and other sources of income did not constitute sufficient positive evidence to assert that it is more likely than not that certain deferred tax assets would be realizable. Accordingly, a valuation allowance of $255.9 million has been recorded on net deferred tax assets of $325.8 million. The valuation allowance recorded constitutes a full valuation allowance on the net deferred tax assets that require future taxable income in order to be realized. The remaining deferred tax asset of $69.9 million attributable to available-for-sale debt securities with gross unrealized losses do not require a valuation allowance due to our ability and intent to hold these securities until recovery of fair or principle value through sale or contractual maturity, thereby avoiding the realization of taxable losses. This conclusion is consistent with prior periods. The impact of the valuation allowance on the allocation of tax to the components of the financial statements included an increase of $34.6 million in continuing operations related deferred tax balances, an increase of $0.6 million in discontinued operations deferred tax balances, and a decrease of $1.5 million in OCI-related deferred tax balances.

As of December 31, 2013, $14.5 million of net operating and capital loss carryover benefits were included in the federal tax asset. Of this amount, $10.6 million related to federal net operating losses which are scheduled to expire between the years 2022 and 2033. An additional $1.7 million related to federal capital losses which are scheduled to expire between the years 2014 and 2017. The remaining amount of $2.2 million is attributable to state net operating losses. As of December 31, 2013, a valuation allowance of $10.6 million and $2.2 million was carried against the federal and state net operating loss carryforwards, respectively.

As of December 31, 2013, we had deferred income tax assets of $23.0 million related to general business tax credit carryovers, which are expected to expire between the years 2023 and 2032.

As of December 31, 2013, we had deferred income tax assets of $2.2 million related to foreign tax credit carryovers, which are expected to expire between the 2016 and 2021 tax years. Additionally, we had deferred tax assets of $2.7 million related to alternative minimum tax credit carryovers which do not expire.

We have no unrecognized tax benefits recorded at December 31, 2013, 2012 and 2011.

Together with PNX, Phoenix Life is no longer subject to U.S. federal income tax examinations by tax authorities for years before 2011. During 2012, the Company resolved examinations issues for tax year 2010. No material unanticipated assessments were incurred, and we adjusted our liability for uncertain tax positions accordingly.

We assess all significant tax positions to determine if a liability for uncertain tax positions is necessary, and, if so, the impact on the current and deferred income tax balances. Also, if indicated, we recognize interest or penalties related to income taxes as a component of the income tax provision. The interest and penalties recorded during the 12 month periods ending December 31, 2013 and 2012 were not material. We did not have an accrual for the payment of interest and penalties as of December 31, 2013.

12.    Income Taxes (continued)

Management believes that adequate provisions have been made in the financial statements for any potential assessments that may result from tax examinations and other tax related matters for all open tax years. Based upon the timing and status of our current examinations by taxing authorities, we do not believe that it is reasonably possible that any changes to the balance of unrecognized tax benefits occurring within the next 12 months will result in a significant change to the results of operations, financial condition or liquidity. In addition, we do not anticipate that there will be additional payments made or refunds received within the next 12 months with respect to the years under audit. We do not anticipate any increases to the existing unrecognized tax benefits that would have a significant impact on the financial position of the Company.

The Company recognizes interest and penalties as income tax expense and accrued interest and penalties in the related income tax liability. As of December 31, 2013 and December 31, 2012, the Company’s liability for interest and penalties was $0. The Company incurred a $0, $0.2 million and $0 expense related to interest and penalties during 2013, 2012 and 2011, respectively.

13.    Accumulated Other Comprehensive Income

Changes in each component of AOCI attributable to the Company for the years ended December 31 are as follows below (net of tax):

Accumulated Other Comprehensive Income (Loss): ($ in millions)	Net Unrealized Gains / (Losses) on Investments where Credit-related OTTI was Recognized [1]	Net Unrealized Gains / (Losses) on All Other Investments [1]	Total

Balance, December 31, 2011	$(36.0)	$114.4	$78.4
Change in component during the year before reclassifications	32.7	(24.2)	8.5
Amounts reclassified from AOCI	(4.0)	(9.3)	(13.3)
Balance, December 31, 2012	(7.3)	80.9	73.6
Change in component during the year before reclassifications	19.4	(35.5)	(16.1)
Amounts reclassified from AOCI	(3.2)	(16.4)	(19.6)
Balance, December 31, 2013	$8.9	$29.0	$37.9
———————

[1]
See Note 7 to these financial statements for additional information regarding offsets to net unrealized investment gains and losses which include policyholder dividend obligation, DAC and other actuarial offsets, and deferred income tax expense (benefit).

13.    Accumulated Other Comprehensive Income (continued)

Reclassifications from AOCI consist of the following:

AOCI	Amounts Reclassified from AOCI			Affected Line Item in the Consolidated Statements of Income and Comprehensive Income
	For the year ended December 31,
($ in millions)	2013	2012	2011

Net unrealized gains / (losses) on investments where credit-related OTTI was recognized
Available-for-sale securities	$4.9	$6.2	$2.9	Net realized capital gains (losses)
	4.9	6.2	2.9	Total before income taxes
	1.7	2.2	1.0	Income tax expense
	$3.2	$4.0	$1.9	Net income (loss)
Net unrealized investment gains / (losses) on all other investments
Available-for-sale securities	$25.2	$14.3	$(18.3)	Net realized capital gains (losses)
	25.2	14.3	(18.3)	Total before income taxes
	8.8	5.0	(6.4)	Income tax expense
	$16.4	$9.3	$(11.9)	Net income (loss)
Total amounts reclassified from AOCI	$19.6	$13.3	$(10.0)	Net income (loss)

14.     Employee Benefit Plans and Employment Agreements

Our ultimate parent company provides employees with post-employment benefits that include retirement benefits, through pension and savings plans, and other benefits, including health care and life insurance. This includes three defined benefit plans. We incur applicable employee benefit expenses through the process of cost allocation by PNX.

The employee pension plan provides benefits up to the amount allowed under the Internal Revenue Code. The two supplemental plans provide benefits in excess of the primary plan. Retirement benefits under the plans are a function of years of service and compensation. Effective March 31, 2010, all benefit accruals under all of our funded and unfunded defined benefit plans were frozen. This change was announced in 2009 and a curtailment was recognized at that time for the reduction in the expected years of future service.

Our ultimate parent company has historically provided employees with other post-employment benefits that include health care and life insurance. In December 2009, PNX announced the decision to eliminate retiree medical coverage for current employees whose age plus years of service did not equal at least 65 as of March 31, 2010. Employees who remain eligible must still meet all other plan requirements to receive benefits. In addition, the cap on the Company’s contribution to pre-65 retiree medical costs per participant was reduced beginning with the 2011 plan year.

Applicable information regarding the actuarial present value of vested and non-vested accumulated plan benefits, and the net assets of the plans available for benefits, is omitted as the information is not separately calculated for our participation in the plans. PNX, the plan sponsor, established an accrued liability and amounts attributable to us have been allocated.

Employee benefit expense allocated to us for these benefits totaled $10.0 million, $13.6 million and $22.7 million for 2013, 2012 and 2011, respectively. Over the next 12 months, Phoenix Life expects to make contributions to the pension plan of which approximately $20.0 million will be allocated to us. On July 6, 2012, the Surface Transportation Extension Act of 2012, Part II, was enacted into law and was effective immediately. The law includes certain pension funding stabilization provisions, which the Company took advantage of in 2012.

15.    Discontinued Operations

PFG Holdings, Inc.

On January 4, 2010, PNX signed a definitive agreement to sell PFG and its subsidiaries, including AGL Life Assurance Company, to Tiptree. Because of the divestiture, these operations are reflected as discontinued operations. On June 23, 2010, PNX completed the divestiture of PFG and closed the transaction.

The definitive agreement contains a provision requiring us to indemnify Tiptree for any losses due to actions resulting from certain specified acts or omissions associated with the divested business prior to closing. There has been litigation filed that falls within this provision of the agreement but does not name PNX as a party to the litigation. PNX intends to defend these matters vigorously based on our indemnity commitment. See Note 19 to these financial statements related to contingencies remaining from the sale.

There were no assets or liabilities on the consolidated balance sheets identified as discontinued operations related to PFG at December 31, 2013 and 2012.

During the years ended December 31, 2013, 2012 and 2011, net losses recognized for discontinued operations were $0.6 million, $4.5 million and $2.4 million, respectively, and primarily related to the indemnification of Tiptree.

Discontinued Reinsurance Operations

In 1999, we discontinued our reinsurance operations through a combination of sale, reinsurance and placement of certain retained group accident and health reinsurance business into run-off. We adopted a formal plan to stop writing new contracts covering these risks and to end the existing contracts as soon as those contracts would permit. However, we remain liable for claims under contracts which have not been commuted.

We have established reserves for claims and related expenses that we expect to pay on our discontinued group accident and health reinsurance business. These reserves are based on currently known facts and estimates about, among other things, the amount of insured losses and expenses that we believe we will pay, the period over which they will be paid, the amount of reinsurance we believe we will collect from our retrocessionaires and the likely legal and administrative costs of winding down the business. Losses of $1.6 million in 2013, $10.1 million in 2012 and $18.5 million in 2011 were recognized primarily related to adverse developments which occurred during these respective years. See Note 19 to these financial statements for additional discussion on remaining liabilities of our discontinued reinsurance operations.

16.    Phoenix Life Statutory Financial Information and Regulatory Matters

Our insurance subsidiaries are required to file, with state regulatory authorities, annual statements prepared on an accounting basis prescribed or permitted by such authorities.

As of December 31, 2013, statutory surplus differs from equity reported in accordance with U.S. GAAP for life insurance companies primarily as follows:

•	policy acquisition costs are expensed when incurred;

•	surplus notes are included in surplus rather than debt;

•	postretirement benefit expense allocated to Phoenix Life from PNX relates only to vested participants and expense is based on different assumptions and reflect a different method of adoption;

•	life insurance reserves are based on different assumptions; and

•
deferred tax assets are limited to amounts reversing in a specified period with an additional limitation based upon 10% or 15% of statutory surplus, dependent on meeting certain risk-based capital (“RBC”) thresholds.

16.    Phoenix Life Statutory Financial Information and Regulatory Matters (continued)

The information below is taken from the Phoenix Life annual statement filed with state regulatory authorities.

Statutory Financial Data for Phoenix Life: [1]	As of or for the Years Ended December 31,
($ in millions)	2013	2012	2011

Statutory capital, surplus and surplus notes	$597.0	$793.6	$728.8
Asset valuation reserve (“AVR”)	138.2	128.9	116.9
Statutory capital, surplus and AVR [2]	$735.2	$922.5	$845.7
Statutory net gain from operations	$79.8	$160.5	$130.5
Statutory net income (loss)	$(21.0)	$156.2	$95.0
———————

[1]	Amounts in statements filed with state regulatory authorities may differ from audited financial statements.

[2]	Includes all life insurance subsidiaries in consolidation.

In its 2013 annual statement filed with state regulatory authorities, Phoenix Life made $29.9 million of net prior period adjustments which decreased surplus during 2013 as a result of errors found in the previously reported restatement and statutory and U.S. GAAP audits. These adjustments included $33.1 million of net negative prior period adjustments recorded in surplus and net prior period adjustments of $3.2 million in the carrying value of insurance company subsidiaries reflected in the change in net unrealized capital gains. Subsequent to the filing of the 2013 annual statement, Phoenix Life identified $31.1 million of additional net negative prior period adjustments as a result of errors found in the previously reported restatement and statutory and U.S. GAAP audits. These adjustments include $23.0 million of net negative prior period adjustments were recorded in Phoenix Life’s surplus and $8.1 million of net prior period adjustments in the carrying value of insurance company subsidiaries reflected in the change in net unrealized capital gains in the first six months of 2014. Excluded from these adjustments were $37.8 million of positive net prior period adjustments identified by Phoenix Life during the third quarter of 2014. The Company intends to reflect positive net prior period adjustments of $6.5 million in surplus and $31.3 million in the carrying value of insurance company subsidiaries in Phoenix Life’s third quarter 2014 financial statements.

New York Insurance Law requires that New York life insurers report their RBC. RBC is based on a formula calculated by applying factors to various assets, premium and statutory reserve items. The formula takes into account the risk characteristics of the insurer, including asset risk, insurance risk, interest rate risk and business risk. New York Insurance Law gives the NYDFS explicit regulatory authority to require various actions by, or take various actions against, insurers whose total adjusted capital does not exceed certain RBC levels. Each of the U.S. insurance subsidiaries of Phoenix Life is also subject to these same RBC requirements. Phoenix Life and each of its insurance subsidiaries’ RBC was in excess of 250% of Company Action Level (the level where a life insurance enterprise must submit a comprehensive plan to state insurance regulators) as of December 31, 2013 and 2012.

Under New York Insurance Law, Phoenix Life is permitted to pay stockholder dividends in any calendar year without prior approval from the NYDFS in the amount of the lesser of 10% of Phoenix Life’s surplus to policyholders as of the immediately preceding calendar year or Phoenix Life’s statutory net gain from operations for the immediately preceding calendar year, not including realized capital gains. Phoenix Life declared $74.2 million in dividends in 2013 and under the above formula would be able to pay $58.7 million in dividends in 2014.

17.    Premises and Equipment

Premises and equipment are included in other assets in our consolidated balance sheets.

Cost and Carrying Value of Premises and Equipment:	As of December 31,
($ in millions)	2013		2012
	Cost	Carrying Value	Cost	Carrying Value

Real estate	$99.3	$33.6	$92.0	$27.2
Equipment and software	72.6	12.2	86.7	16.4
Leasehold improvements	0.4	0.2	0.4	0.3
Premises and equipment cost and carrying value	172.3	$46.0	179.1	$43.9
Accumulated depreciation and amortization	(126.3)		(135.2)
Premises and equipment	$46.0		$43.9

Depreciation and amortization expense for premises and equipment for 2013, 2012 and 2011 totaled $8.2 million, $12.0 million and $12.8 million, respectively.

Rental expenses for operating leases, principally with respect to buildings, amounted to $0.6 million, $0.9 million and $1.2 million in 2013, 2012 and 2011, respectively. Future minimum rental payments under non-cancelable operating leases were $6.8 million as of December 31, 2013, payable as follows: in 2014, $0.8 million; in 2015, $0.8 million; in 2016, $0.8 million; in 2017, $0.8 million; in 2018, $0.8 million and thereafter, $2.9 million. All future obligations for leased property of our discontinued operations were assumed by the buyer upon the completion of the sale on June 23, 2010. See Note 15 to these financial statements for additional information.

18.    Related Party Transactions

Capital Contributions

During the years ended December 31, 2013 and 2012, we received a $45.0 million and $0.3 million non-cash capital contributions, respectively. During the year ended December 31, 2011, we received a $10.5 million non-cash capital contribution for the settlement of a related party payable.

Return of Capital

We made return of capital payments to our parent company in the amounts of $74.2 million, $71.8 million and $64.8 million during the years ended December 31, 2013, 2012 and 2011, respectively.

Facility and Services Contracts

Phoenix Life has entered into agreements to provide substantially all general operating expenses related to various subsidiaries of PNX, including rent and employee benefit plan expenses. Expenses are allocated to the respective subsidiaries using specific identification or activity-based costing. Allocated expenses and payable balances related to these agreements with affiliates are as follows:

•
Expenses allocated to Phoenix’s holding company were $67.6 million, $9.3 million and $4.7 million for the years ended December 31, 2013, 2012 and 2011, respectively. Amounts payable to Phoenix Life were $4.8 million and $1.2 million as of December 31, 2013 and 2012, respectively.

•
Expenses allocated to Saybrus were $23.3 million, $19.7 million and $18.7 million for the years ended December 31, 2013, 2012 and 2011, respectively. Amounts payable to Phoenix Life were $6.3 million and $4.9 million as of December 31, 2013 and 2012, respectively.

•
Expenses allocated to Goodwin Capital Advisors, Inc. (“Goodwin”), an indirect wholly owned subsidiary of PNX, were $0.0 million, $0.0 million and $11.7 million for the years ended December 31, 2013, 2012 and 2011, respectively. There were no amounts payable to Phoenix Life as of December 31, 2013 and 2012, respectively.

18.    Related Party Transactions (continued)

Other Related Party Transactions

Prior to November 18, 2011, Goodwin provided investment advisory services to us for a fee. On November 18, 2011, PNX closed on a transaction to sell Goodwin to Conning Holdings Corp. (“Conning Holdings”). Included in the terms of this transaction was a multi-year investment management agreement under which Conning will manage the Company’s publicly-traded fixed income assets. Private placement bond and limited partnership investments previously managed under Goodwin will continue to be managed by us. There were no investment advisory fees incurred by us for Goodwin’s management of general account assets for the year ending December 31, 2013 and 2012. Investment advisory fees were $4.0 million for the year ended December 31, 2011. There were no amounts payable to Goodwin as of December 31, 2013 and 2012, respectively.

1851 Securities, Inc. (“1851”), a wholly owned subsidiary of PM Holdings Inc., is the principal underwriter of our variable life insurance policies and variable annuity contracts. Commissions paid by the Company were $9.3 million, $9.7 million and $10.1 million for the years ended December 31, 2013, 2012 and 2011, respectively.

State Farm Mutual Automobile Insurance Company (“State Farm”) is currently the owner of record of more than 5% of PNX outstanding common stock. In 2013, 2012 and 2011, we incurred $2.6 million, $2.3 million and $2.4 million, respectively, as compensation costs for the sale of our insurance and annuity products by entities that were either subsidiaries of State Farm or owned by State Farm agents.

Saybrus provides wholesaling services for our universal life insurance and fixed annuity products. Saybrus Equity Services, Inc. (“Saybrus Equity”), a wholly owned subsidiary of Saybrus, provides wholesaling services for our variable life insurance and variable annuity products. Commissions paid by Saybrus and by Saybrus Equity on our behalf were immaterial as of December 31, 2013, 2012 and 2011, respectively. Commission amounts payable to Saybrus and to Saybrus Equity were immaterial as of December 31, 2013 and 2012, respectively.

Indebtedness due to affiliate

See Note 8 to these financial statements for additional information.

19.     Contingent Liabilities

Litigation and arbitration

The Company is regularly involved in litigation and arbitration, both as a defendant and as a plaintiff. The litigation and arbitration naming us as a defendant ordinarily involves our activities as an insurer, employer, investor, investment advisor or taxpayer.

It is not feasible to predict or determine the ultimate outcome of all legal or arbitration proceedings or to provide reasonable ranges of potential losses. Management of the Company believes that the outcome of our litigation and arbitration matters described below are not likely, either individually or in the aggregate, to have a material adverse effect on the financial condition of the Company. However, given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation and arbitration, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on the results of operations or cash flows in particular quarterly or annual periods.

Securities and Exchange Commission Cease-and-Desist Order

On February 12, 2014, PNX and PHL Variable submitted an Offer of Settlement with the Securities and Exchange Commission (the “SEC”) pursuant to which PNX and PHL Variable consented to the issuance of the form of an Order Instituting Cease-and-Desist Proceedings Pursuant to Section 21C of the Securities Exchange Act of 1934, Making Findings, and Imposing a Cease-and-Desist Order (the “March 2014 Order”). The March 2014 Order was approved by the SEC on March 21, 2014. Pursuant to the March 2014 Order, PNX and PHL Variable have been directed to cease and desist from committing or causing any violations and any future violations of Section 13(a) of the Exchange Act and Rules 13a-1 and 13a-13 thereunder and Section 15(d) of the Exchange Act and Rules 15d-1 and 15d-13 thereunder. PNX and PHL Variable each paid a civil monetary penalty in the amount of $375,000 to the U.S. Treasury following the entry of the March 2014 Order.

19.    Contingent Liabilities (continued)

PNX filed the 2012 Form 10-K a day after the date required by the March 2014 Order, filed its third quarter 2012 Form 10-Q eight days after the date required by the March 2014 Order, and announced on June 3, 2014 that it would not file its 2013 Annual Report on Form 10-K by the date required by the March 2014 Order. PHL Variable filed its 2012 Form 10-K ten days after the date required by the March 2014 Order and announced on June 3, 2014 that it would not file its 2013 Annual Report on Form 10- K by the date required by the March 2014 Order. PHL Variable filed its third quarter 2012 Form 10-Q in compliance with the March 2014 Order.

On July 16, 2014, PNX and PHL Variable submitted an Amended Offer of Settlement with the SEC (the “Amended Offer”) pursuant to which PNX and the Company consented to the issuance of the form of an Order Amending Order Instituting Cease-and-Desist Proceedings Pursuant to Section 21C of the Securities Exchange Act of 1934, Making Findings, and Imposing a Cease-and-Desist Order (the “Amended Order”). Except as amended by the Amended Order, which was approved by the SEC on August 1, 2014, the March 2014 Order remains in effect. PNX and PHL Variable each paid a civil monetary penalty in the amount of $100,000 to the U.S. Treasury following the entry of the Amended Order, and will be required to pay the following additional monetary penalties with respect to a future late filing of any PNX or PHL Variable periodic report covered by the Amended Order: $20,000 per filing for the first week in which a filing is delinquent, plus, for each week or partial week thereafter an additional amount equal to the sum of a) $20,000 and b) $5,000 multiplied by the number of complete weeks that the filing has been delinquent before the week in which the late filing is made. PNX filed its Annual Report on Form 10-K for the year ended December 31, 2013 with the SEC on August 6, 2014 in compliance with the Amended Order.

The following table sets forth the deadlines in the Amended Order for PNX’s SEC periodic reports:

PNX Timetable of SEC Periodic Reports
Form	Period	Amended Deadline
10-K	Year ended December 31, 2013	August 6, 2014
10-Q	Quarterly Period ended March 31, 2013	September 10, 2014
10-Q	Quarterly Period ended June 30, 2013	September 10, 2014
10-Q	Quarterly Period ended September 30, 2013	September 10, 2014
10-Q	Quarterly Period ended March 31, 2014	October 17, 2014
10-Q	Quarterly Period ended June 30, 2014	October 24, 2014
10-Q	Quarterly Period ended September 30, 2014	December 5, 2014

As of the date of filing of these financial statements, PNX believes it will become a timely filer with the filing of its Annual Report on Form 10-K for the year ending December 31, 2014.

The following table sets forth the deadlines in the Amended Order for PHL Variable’s SEC periodic reports:

PHL Variable Timetable of SEC Periodic Reports
Form	Period	Amended Deadline
10-K	Year ended December 31, 2013	August 22, 2014
10-Q	Quarterly Period ended March 31, 2013	September 12, 2014
10-Q	Quarterly Period ended June 30, 2013	September 12, 2014
10-Q	Quarterly Period ended September 30, 2013	September 12, 2014
10-Q	Quarterly Period ended March 31, 2014	October 21, 2014
10-Q	Quarterly Period ended June 30, 2014	October 28, 2014
10-Q	Quarterly Period ended September 30, 2014	December 12, 2014

As of the date of filing of these financial statements, PHL Variable believes it will become a timely filer with the filing of its Annual Report on Form 10-K for the year ending December 31, 2014. PHL Variable filed its Annual Report on Form 10-K for the year ended December 31, 2013 on August 22, 2014 in compliance with the Amended Order.

19.    Contingent Liabilities (continued)

Cases Brought by Policy Investors

On June 5, 2012, Wilmington Savings Fund Society, FSB, as successor in interest to Christiana Bank & Trust Company and as trustee of 60 unnamed trusts, filed suit against Phoenix, Phoenix Life and PHL Variable in the United States District Court for the Central District of California; the case was later transferred to the District of Delaware (C.A. No. 13-499-RGA) by order dated March 28, 2013. After the plaintiffs twice amended their complaint, and dropped Phoenix as a defendant and dropped one of the plaintiff Trusts, the court issued an order on April 9, 2014 dismissing seven of the ten counts, and partially dismissing two more, with prejudice. The court dismissed claims alleging that Phoenix Life and PHL Variable committed RICO violations and fraud by continuing to collect premiums while concealing an intent to later deny death claims. The claims that remain in the case seek a declaration that the policies at issue are valid, and damages relating to cost of insurance increases. We believe we have meritorious defenses against this lawsuit and we intend to vigorously defend against these claims. The outcome of this litigation and any potential losses are uncertain.

On August 2, 2012, Lima LS PLC filed a complaint against Phoenix, Phoenix Life, PHL Variable, James D. Wehr, Philip K. Polkinghorn, Edward W. Cassidy, Dona D. Young and other unnamed defendants in the United States District Court for the District of Connecticut (Case No. CV12-01122). On July 1, 2013, the defendants’ motion to dismiss the complaint was granted in part and denied in part. Thereafter, on July 31, 2013, the plaintiff served an amended complaint against the same defendants, with the exception that Mr. Cassidy was dropped as a defendant. The plaintiffs allege that Phoenix Life promoted certain policy sales knowing that the policies would ultimately be owned by investors and then challenging the validity of these policies or denying claims submitted on these policies. Plaintiffs are seeking damages, including punitive and treble damages, attorneys’ fees and a declaratory judgment. We believe we have meritorious defenses against this lawsuit and we intend to vigorously defend against these claims. The outcome of this litigation and any potential losses are uncertain.

Cost of Insurance Cases

By order dated July 12, 2013, two separate classes were certified in an action pending in the United States District Court for the Southern District of New York (C.A. No. 1:11-cv-08405-CM-JCF (U.S. Dist. Ct; S.D.N.Y.)) brought by Martin Fleisher and another plaintiff (the “Fleisher Litigation”), on behalf of themselves and others similarly situated, against Phoenix Life. By subsequent order dated August 26, 2013, the court decertified one of the cases. The complaint in the Fleisher Litigation, filed on November 18, 2011, challenges COI rate adjustments implemented by Phoenix Life, which Phoenix Life maintains were based on policy language permitting such adjustments. The complaint seeks damages for breach of contract. The class certified in the court’s July 12, 2013 order, as limited by the court’s August 26, 2013 order, is limited to holders of Phoenix Life policies issued in New York and subject to New York law. By order dated April 29, 2014, the court denied Martin Fleisher’s motion for summary judgment in the Fleisher Litigation in its entirety, while granting in part and denying in part Phoenix Life’s motion for summary judgment.

Phoenix Life’s subsidiary, PHL Variable, has been named as a defendant in four actions challenging its COI rate adjustments implemented concurrently with the Phoenix Life adjustments. These four cases, which are not styled as class actions, have been brought against PHL Variable by (1) Tiger Capital LLC (C.A. No. 1:12-cv- 02939-CM-JCF; U.S. Dist. Ct; S.D.N.Y., complaint filed on March 14, 2012; the “Tiger Capital Litigation”) and (2-4) U.S. Bank National Association, as securities intermediary for Lima Acquisition LP ((2: C.A. No. 1:12-cv-06811-CM-JCF; U.S. Dist. Ct; S.D.N.Y., complaint filed on November 16, 2011; 3: C.A. No. 1:13-cv-01580-CM-JCF; U.S. Dist. Ct; S.D.N.Y., complaint filed on March 8, 2013; collectively, the “U.S. Bank N.Y. Litigations”)); and 4: C.A. No. 1:13-cv-00368-GMS; U.S. Dist. Ct; D. Del., complaint filed on March 6, 2013; the “Delaware Litigation”). The Tiger Capital Litigation and the two U.S. Bank N.Y. Litigations have been assigned to the same judge as the Fleisher Litigation, and discovery in these four actions which was coordinated by the court has concluded. By orders in both U.S. Bank N.Y. Litigations dated May 23, 2014, the court denied U.S. Bank’s motions for summary judgment in their entirety, while granting in part and denying in part PHL Variable’s motions for summary judgment. U.S. Bank moved for reconsideration of the court’s summary judgment decisions in the U.S. Bank N.Y. Litigations, which the court denied by orders dated June 4, 2014. By order in the Tiger Capital Litigation dated July 23, 2014, the court denied Tiger Capital’s motion for summary judgment in its entirety, while granting in part and denying in part PHL Variable’s motion for summary judgment. The Delaware Litigation is proceeding separately and by order dated April 22, 2014 was transferred to the U.S. District Court for the District of Connecticut and assigned a new docket number (C.A. No. 3:14-cv-0555-WWE). The plaintiffs seek damages and attorneys’ fees for breach of contract and other common law and statutory claims.

19.    Contingent Liabilities (continued)

Complaints to state insurance departments regarding PHL Variable’s COI rate adjustments have also prompted regulatory inquiries or investigations in several states, with two of such states (California and Wisconsin) issuing letters directing PHL Variable to take remedial action in response to complaints by a single policyholder. PHL Variable disagrees with both states’ positions and, on April 30, 2013, Wisconsin commenced an administrative hearing to obtain a formal ruling on its position, which is pending. (OCI Case No. 13- C35362).

Phoenix Life and PHL Variable believe that they have meritorious defenses against all of these lawsuits and regulatory directives and intend to vigorously defend against them. The outcome of these matters is uncertain and any potential losses cannot be reasonably estimated.

Regulatory matters

State regulatory bodies, the SEC, the Financial Industry Regulatory Authority, the IRS and other regulatory bodies regularly make inquiries of PNX, Phoenix Life and our affiliates and, from time to time, conduct examinations or investigations concerning our compliance with laws and regulations related to, among other things, our insurance and broker-dealer subsidiaries, securities offerings and registered products. We endeavor to respond to such inquiries in an appropriate way and to take corrective action if warranted. Further, PNX is providing to the SEC certain information and documentation regarding the restatement and the staff of the SEC has indicated to PNX that the matter remains subject to further investigation and potential further regulatory action. We cannot predict the outcome of any of such investigations or actions related to these or other matters.

Regulatory actions may be difficult to assess or quantify. The nature and magnitude of their outcomes may remain unknown for substantial periods of time. It is not feasible to predict or determine the ultimate outcome of all pending inquiries, investigations, legal proceedings and other regulatory actions, or to provide reasonable ranges of potential losses. Based on current information, we believe that the outcomes of our regulatory matters are not likely, either individually or in the aggregate, to have a material adverse effect on our consolidated financial condition. However, given the inherent unpredictability of regulatory matters, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on our consolidated financial statements in particular quarterly or annual periods.

State Insurance Department Examinations

During 2012 and 2013, NYDFS conducted its routine quinquennial financial and market conduct examination covering the period ended December 31, 2012 of Phoenix Life. The Connecticut Insurance Department conducted its routine financial examination of PHL Variable and two other Connecticut-domiciled insurance subsidiaries. The NYDFS issued the financial examination portion of its report for Phoenix Life on June 26, 2014. The Connecticut Insurance Department released its financial examination report for PHL Variable on May 28, 2014. We expect to receive final market conduct examination reports in 2014.

In 2013, the Connecticut Insurance Department commenced a market conduct examination of Phoenix Life, PHL Variable and PNX’s two other Connecticut-domiciled insurance subsidiaries. The report from this examination will also be available in 2014.

Unclaimed Property Inquiries

On July 5, 2011, the NYDFS issued a letter (“308 Letter”) requiring life insurers doing business in New York to use data available on the U.S. Social Security Administration’s Death Master File or a similar database to identify instances where death benefits under life insurance policies, annuities and retained asset accounts are payable, to locate and pay beneficiaries under such contracts and to report the results of the use of the data. Additionally, the insurers are required to report on their success in finding and making payments to beneficiaries or escheatment of funds deemed abandoned under state laws. We have substantially completed the work associated with this matter and the remaining amount of claim and interest payments to beneficiaries or state(s) has been recorded in policy liabilities and accruals. In addition, 39 states have indicated their intent to perform an unclaimed property audit of funds deemed abandoned under state laws. The audits are in process.

19.    Contingent Liabilities (continued)

Discontinued Reinsurance Operations

In 1999, we discontinued our reinsurance operations through a combination of sale, reinsurance and placement of certain retained group accident and health reinsurance business into run-off. A formal plan was adopted to stop writing new contracts covering these risks and to end the existing contracts as soon as those contracts would permit. However, Phoenix Life remains subject to claims under contracts that have not been commuted.

Certain discontinued group accident and health reinsurance business was the subject of disputes concerning the placement of the business with reinsurers and the recovery of reinsurance. These disputes have been substantially resolved or settled.

We have established reserves for claims and related expenses that we expect to pay on our discontinued group accident and health reinsurance business. These reserves are based on currently known facts and estimates about, among other things, the amount of insured losses and expenses that we believe we will pay, the period over which they will be paid, the amount of reinsurance we believe we will collect from our retrocessionaires and the likely legal and administrative costs of winding down the business.

We expect our reserves and reinsurance to cover the run-off of the business; however, unfavorable or favorable claims and/or reinsurance recovery experience are reasonably possible and could result in our recognition of additional losses or gains in future years. Management believes, based on current information and after consideration of the provisions made in these financial statements, that any future adverse or favorable development of recorded reserves and/or reinsurance recoverables will not have a material adverse effect on its financial position. Nevertheless, it is possible that future developments could have a material adverse effect on our results of operations.

Our total policy liabilities and accruals were $38.4 million and $45.3 million as of December 31, 2013 and 2012, respectively. Our total amounts recoverable from retrocessionaires related to paid losses were $0.1 million and $0.7 million as of December 31, 2013 and 2012, respectively. Losses of $1.6 million were recognized in 2013, $10.1 million in 2012 and $18.5 million in 2011 were recognized. During 2012, PNX completed commutations for a total of $30.1 million, substantially reducing its remaining exposure. During 2011, PNX strengthened reserves to reflect developments in the contracts underlying the block.

20.     Other Commitments

We have an agreement with HP Enterprise Services related to the management of our infrastructure services which expires in 2015. The remaining commitments total $28.5 million: $14.2 million in 2014 and $14.3 million in 2015.

As part of its normal investment activities, the Company enters into agreements to fund limited partnerships that make debt and equity investments. As of December 31, 2013, the Company had unfunded commitments of $240.1 million under such agreements, of which $70.0 million is expected to be funded by December 31, 2014. See Note 7 to these financial statements for additional information on VIEs.

In addition, the Company enters into agreements to purchase private placement investments. As of December 31, 2013, the Company had open commitments of $135.6 million under such agreements which are expected to be funded by February 15,  2015.

21.    Subsequent Events

We evaluated events subsequent to December 31, 2013 and through August 29, 2014, the date of issuance of these financial statements. We have determined there have been no events that have occurred that would require adjustments to our financial statements. Significant events requiring additional disclosure are as follows:

Management and Organization Changes

On August 11, 2014, PNX announced the resignation of Douglas C. Miller as Senior Vice President and Chief Accounting Officer of PNX and the appointment of Ernest McNeill, Jr. as Senior Vice President and Chief Accounting Officer of PNX, each effective August 25, 2014.

Dividends

On March 20, 2014, Phoenix Life paid a $14.6 million dividend to PNX.

On May 22, 2014, Phoenix Life paid a $11.9 million dividend to PNX.

Late Filings

On February 28, 2014, PNX filed a Notification of Late Filing on Form 12b-25 with the SEC disclosing that it would be unable to timely file its 2013 Annual Report on Form 10-K with the SEC.

On May 12, 2014 PNX filed a Notification of Late Filing on Form 12b-25 with the SEC disclosing that it would be unable to timely file its Quarterly Report on Form 10-Q for the period ending March 31, 2014 with the SEC.

On August 8, 2014, PNX filed a Notification of Late Filing on Form 12b-25 with the SEC disclosing that it would be unable to timely file its Quarterly Report on Form 10-Q for the period ending June 30, 2014 with the SEC.

Rating Agency Actions

On January 14, 2014, Moody’s Investor Services withdrew all ratings of PNX including the Caa1 senior debt rating of PNX and the Ba2 financial strength rating of the company’s life insurance subsidiaries and the B1 (hyb) debt rating of Phoenix Life’s surplus notes.

On May 20, 2014, Standard & Poor’s Rating Services placed its ‘B-‘, long-term counterparty credit rating on PNX and its ‘BB-‘ long-term counterparty credit and financial strength ratings on Phoenix Life and PHL Variable on credit watch with negative implications.

On August 12, 2014, Standard & Poor’s Rating Services lowered its financial strength ratings on Phoenix Life and PHL Variable to ‘B+’ from ‘BB-‘ and affirmed its ‘B-‘ long-term counterparty credit rating on PNX. They removed the ratings from CreditWatch and assigned a negative outlook. They also affirmed PNX’s long-term counterparty credit rating.

SEC Cease-and-Desist Order

See Note 19 to these financial statements for additional information regarding the SEC Cease-and-Desist Order, as amended.

PART C

OTHER INFORMATION

Registrant hereby represents that, in imposing certain restrictions upon withdrawals from some annuity contracts, it is relying upon the no-action letter given to the American Council of Life Insurance (publicly available November 28, 1988) (Ref. No. 1P-6-88) regarding compliance with Section 403(b) (ii) of the Internal Revenue Code and that it is in compliance with the conditions for reliance upon that letter set forth therein.

Item 24. Financial Statements and Exhibits.

(a)	Financial Statements

	(1)	The financial statements of the Registrant and the Report of Independent Registered Public Accounting Firm thereto are contained in the Registrant’s Annual Report and are included in the Statement of Additional Information. The financial statements of the Registrant include: Statement of Assets and Liabilities as of December 31, 2013; Statement of Operations for the year ended December 31, 2013; Statement of Changes in Net Assets for the years ended December 31, 2013 and 2012; and Notes to Financial Statements are filed herewith.

	(2)	The financial statements of PHL Variable Insurance Company and the report of Independent Registered Public Accounting Firm thereto are contained in the Statement of Additional Information. The financial statements of PHL Variable Insurance Company include: Balance Sheets as of December 31, 2013 and 2012; Statements of Income and Comprehensive Income, Statements of Stockholder’s Equity and Statements of Cash Flows for the years ended December 31, 2013, 2012, and 2011; and Notes to the Financial Statements are filed herewith.

The consolidated financial statements of Phoenix Life Insurance Company are included in Part B of this Post-Effective Amendment to the Registration Statement on Form N-4 because Phoenix has a financial support arrangement with PHL Variable.

	(3)	The consolidated financial statements of Phoenix Life Insurance Company and the report of Independent Registered Public Accounting Firm thereto are contained in the Statement of Additional Information. The consolidated financial statements of Phoenix Life Insurance Company include: Balance Sheets as of December 31, 2013 and 2012; Statements of Income and Comprehensive Income, Statements of Stockholder’s Equity and Statements of Cash Flows for the years ended December 31, 2013, 2012 and 2011; and Notes to the Financial Statements are filed herewith.

(b)	Exhibits

	(1)	Resolution of the Board of Directors of PHL Variable Insurance Company establishing the PHL Variable Accumulation Account is incorporated by reference to Initial Registration Statement on Form N-4 (File No. 333-68164), filed via EDGAR on August 22, 2001.

	(2)	Not Applicable.

	(3)	Distribution of Contracts

		(a)	Master Service and Distribution Compliance Agreement between Depositor and Phoenix Equity Planning Corporation dated November 1, 2000 is incorporated by reference to Registrant’s Post-Effective Amendment No. 17 on Form N-4 (File No. 033-87376), filed via EDGAR on April 30, 2002.

		(b)	Form of Broker Dealer Supervisory and Service Agreement between Phoenix Equity Planning Corporation and Independent Brokers with respect to the sale of contracts is incorporated by reference to Registrant’s Post-Effective Amendment No. 23 on Form N-4 (File No. 033-87376), filed via EDGAR on April 25, 2005.

		(c)	Principal Underwriting and Distribution Agreement between PHL Variable Insurance Company and Phoenix Equity Planning Corporation, dated February 5, 2009, is incorporated by reference to Post-Effective Amendment No. 4 on Form N-6 (File No. 333-143656), filed via EDGAR on April 29, 2010.

		(d)	Amended and Restated Principal Underwriting and Distribution Agreement between PHL Variable Insurance Company and 1851 Securities, Inc., dated January 1, 2012, is incorporated by reference to Post-Effective Amendment No. 6 on Form N-6 (File No. 333-143656), filed via EDGAR on April 26, 2012.

	(4)	(a)	Form of Variable Annuity Contract D601 (Big Edge Choice) is incorporated by reference to Registrant’s Post-Effective Amendment No. 29 on Form N-4 (File No. 033-87376), filed via EDGAR on May 1, 2007.

		(b)	Form of Variable Annuity Contract D602 (formerly, Big Edge Choice II, now referred to as Phoenix Edge—VA) is incorporated by reference to Registrant’s Post-Effective Amendment No. 9 on Form N-4 (File No. 033-87376), filed via EDGAR on July 15, 1999.

		(c)	Form of Contract D611 (Spectrum Edge), is incorporated by reference to Registrant’s Post-Effective Amendment No. 13 on Form N-4 (File No. 033-87376), filed via EDGAR on September 13, 2001.

		(d)	Guaranteed Minimum Income Benefit Rider, Form Number DR81, is incorporated by reference to Registrant’s Post-Effective Amendment No. 23 on Form N-4 (File No. 033-87376), filed via EDGAR on April 25, 2005.

		(e)	Guaranteed Minimum Accumulation Benefit Rider, Form DR83, is incorporated by reference to Registrant’s Post-Effective Amendment No. 23 on Form N-4 (File No. 033-87376), filed via EDGAR on April 25, 2005.

		(f)	Enhanced Option 1 Rider, Form DR46, is incorporated by reference to Registrant’s Post-Effective Amendment No. 25 on Form N-4 (File No. 033-87376), filed via EDGAR on July 26, 2005.

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	(g)	Guaranteed Minimum Withdrawal Benefit Rider, Form No. 06GMWB, is incorporated by reference to Post-Effective Amendment No. 3 on Form N-4 (File No. 333-123035), filed via EDGAR on December 19, 2006.

	(h)	Waiver of Withdrawal Charge for Nursing Home Confinement and Terminal Illness Rider, Form No. 08HNW, is incorporated by reference to Registrant’s Post-Effective Amendment No. 31 on Form N-4 (File No. 033-87376), filed via EDGAR on May 1, 2008.

	(i)	Guaranteed Minimum Withdrawal Benefit Rider, Form No. 08GMWB, is incorporated by reference to Post-Effective Amendment No. 20 on Form N-4 (File No. 333-68164), filed via EDGAR on May 28, 2008.

(5)	(a)	Form of Application (Big Edge Choice) is incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 to Initial Registration Statement on Form N-4 (File No. 033-87376), filed via EDGAR on February 27, 1996.

	(b)	Form of Application (Form No. OL2744) (formerly the Big Edge Choice II, now referred to as Phoenix Edge—VA) is incorporated by reference to Registrant’s Post-Effective Amendment No. 9 on Form N-4 (File No. 033-87376), filed via EDGAR on July 15, 1999.

	(c)	Form of Application (Form No. OL3174) (Spectrum Edge) is incorporated by reference to Registrant’s Post-Effective Amendment No. 13 on Form N-4 (File No. 033-87376), filed via EDGAR on September 13, 2001.

(6)	(a)	Amended and Restated Certificate of Incorporation of PHL Variable Insurance Company is incorporated by reference to Initial Registration Statement on Form N-4 (File No. 333-68164), filed via EDGAR on August 22, 2001.

	(b)	Amended and Restated Bylaws of PHL Variable Insurance Company, effective May 16, 2002, is incorporated by reference to Registrant’s Post-Effective Amendment No. 21 on Form N-4 (File No. 033-87376), filed via EDGAR on April 30, 2004.

(7)	Not Applicable.

(8)	(a)	Participation Agreements

	(1)	(a) Amended and Restated Fund Participation Agreement dated April 4, 2008 among PHL Variable Insurance Company, Wanger Advisors Trust, Columbia Wanger Asset Management, LLP and Columbia Management Distributors, Inc. is incorporated by reference to Post-Effective Amendment No. 8 on Form N-4 (File No. 333-123040), filed via EDGAR on April 30, 2008.

(b) Consent to Assignment of Participation Agreement dated March 29, 2010 between Columbia Management Distributors, Inc. (“CMDI”) and PHL Variable Insurance Company to Riversource Fund Distributors, Inc. (“RSFD”) is incorporated by reference to Post-Effective Amendment No. 4 on Form N-6 (File No. 333-143656), filed via EDGAR on April 29, 2010.

	(2)	(a) Participation Agreement as of May 1, 2000 among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., Phoenix Home Life Mutual Insurance Company, and PHL Variable Insurance Company (“PHLVIC”) is incorporated by reference to Post-Effective Amendment No. 5 on Form N-6 (File No. 333-81458), filed via EDGAR on April 30, 2004.

(b) Amendment to Participation Agreement as of May 1, 2000 among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., Phoenix Home Life Mutual Insurance Company and PHLVIC is incorporated by reference to Post-Effective Amendment No. 5 on Form N-6 (File No. 333-81458), filed via EDGAR on April 30, 2004.

(c) Amendment to Participation Agreement as of May 3, 2004 by and among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Phoenix Life Insurance Company and PHLVIC is incorporated by reference to Post-Effective Amendment No. 9 on Form N-6 (File No. 333-76778), filed via EDGAR on April 27, 2006.

(d) Amendment No. 3 to Participation Agreement as of May 1, 2006 by and among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Phoenix Life Insurance Company and PHLVIC is incorporated by reference to Post Effective Amendment No. 9 on Form N-6 (File No. 333-119916), filed via EDGAR on August 14, 2006.

(e) Amendment No. 4 to Participation Agreement as of May 1, 2007, by and among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., PHL Variable Insurance Company, Phoenix Life Insurance Company, and Phoenix Equity Planning Corporation is incorporated by reference to Pre-Effective Amendment No. 1 to Initial Registration Statement on Form N-6 (File No. 333-146301), filed via EDGAR on December 21, 2007.

(f) Amendment No. 5 dated March 1, 2008 to the Participation Agreement dated May 1, 2000 among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc.,

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Phoenix Home Mutual Life Insurance Company, and PHL Variable Insurance Company is incorporated by reference to Pre-Effective Amendment No. 1 to Initial Registration Statement on Form N-4 (File No. 333-147565), filed via EDGAR on April 4, 2008.

	(g)	Amendment No. 6 to Participation Agreement as of September 20, 2010 by and among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., PHL Variable Insurance Company (“PHLVIC”), Phoenix Life Insurance Company (“PLIC”), Phoenix Life and Annuity Company (“PLAC”), and Phoenix Equity Planning Corporation (“PEPCO”) is incorporated by reference to Post-Effective Amendment No. 5 on Form N-6 (File No. 333-146301), filed via EDGAR on April 29, 2011.

(3)	(a) Fund Participation Agreement dated July 15, 1999, among PHL Variable Insurance Company, Insurance Series, and Federated Securities Corp. is incorporated by reference to Post-Effective Amendment No. 2 on Form S-6 (File No. 333-65823), filed via EDGAR on April 30, 2002.

(b) Amendment to Fund Participation Agreement dated December 22, 2009 among Federated Securities Corp., Federated Insurance Series, and PHL Variable Insurance Company is incorporated by reference to Post-Effective Amendment No. 4 on Form N-6 (File No. 333-143656), filed via EDGAR on April 29, 2010.

(c) First Addendum to Fund Participation Agreement dated January 19, 2010 by and between PHL Variable Insurance Company (“Insurer”) and Federated Securities Corp. (“FSC”) is incorporated by reference to Post-Effective Amendment No. 4 on Form N-6 (File No. 333-143656), filed via EDGAR on April 29, 2010.

(4)	(a)	Fund Participation Agreement dated July 19, 1999 among BT Insurance Funds Trust, Bankers Trust Company, and PHL Variable Insurance Company (“PHLVIC”) is incorporated by reference to Post-Effective Amendment No. 2 on Form S-6 (File No. 333-65823), filed via EDGAR on April 30, 2002.

	(b)	Amendment No. 1 to the Fund Participation Agreement dated April 20, 2001 among Deutsche Asset Management VIT Funds (formerly, BT Insurance Funds Trust), Bankers Trust Company and PHLVIC is incorporated by reference to the Post-Effective Amendment No. 2 on Form S-6 (File No. 333-65823), filed via EDGAR on April 30, 2002.

	(c)	Amendment No. 2 to the Fund Participation Agreement dated October 29, 2001 among Deutsche Asset Management VIT Funds, Deutsche Asset Management, Inc. and PHLVIC is incorporated by reference to Post-Effective Amendment No. 2 on Form S-6 (File No. 333-65823), filed via EDGAR on April 30, 2002.

	(d)	Amendment No. 3 dated February 1, 2008 to the Fund Participation Agreement dated July 19, 1999 among PHL Variable Insurance Company, DWS Investments VIT Funds (formerly, Deutsche Asset Management VIT Funds and BT Insurance Funds Trust) and Deutsche Investment Management Americas Inc. (successor by merger to Deutsche Asset Management, Inc.) is incorporated by reference to Post-Effective Amendment No. 8 on Form N-4 (File No. 333-123040), filed via EDGAR on April 30, 2008.

(5)	Participation Agreement dated May 1, 2006 among PHL Variable Insurance Company, The Universal Institutional Funds, Inc., Morgan Stanley Distribution, Inc. and Morgan Stanley Investment Management, Inc. is incorporated by reference to Post Effective Amendment No. 9 on Form N-6 (File No. 333-119916), filed via EDGAR on August 14, 2006.

(6)	Participation Agreement dated June 1, 2000 among PHL Variable Insurance Company, The Alger American Fund and Fred Alger & Company, Incorporated is incorporated by reference to Post-Effective Amendment No. 2 on Form S-6 (File No. 333-65823), filed via EDGAR on April 30, 2002.

(7)	(a)	Amended and Restated Participation Agreement dated April 1, 2008 by and among PHL Variable Insurance Company, Fidelity Distributors Corporation, and each of Variable Insurance Products Fund, Variable Insurance Products Fund II, Variable Insurance Products Fund III, and Variable Insurance Products Fund IV and Variable Insurance Products Fund V is incorporated by reference to Pre-Effective Amendment No. 1 to Initial Registration Statement on Form N-4 (File No. 333-147565), filed via EDGAR on April 4, 2008.

	(b)	Amendment No. 1, dated August 1, 2009, to the Amended and Restated Participation Agreement among PHL Variable Insurance Company, Variable Insurance Products Fund, Variable Insurance Products Fund II, Variable Insurance Products Fund III, Variable Insurance Products Fund IV, Variable Insurance Products Fund V, and Fidelity Distributors Corporation dated April 1, 2008 is incorporated by reference to Post-Effective Amendment No. 4 on Form N-6 (File No. 333-143656), filed via EDGAR on April 29, 2010.

(8)	(a)	Participation Agreement dated March 29, 2001 among PHL Variable Insurance Company, AIM Variable Insurance Funds, Phoenix Equity Planning Corporation and AIM Distributors, Inc., is incorporated by reference to Post-Effective Amendment No. 2 on Form S-6 (File No. 333-65823), filed via EDGAR on April 30, 2002.

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	(b)	Amendment No. 1 to Participation Agreement dated February 1, 2008 by and among AIM Variable Insurance Funds, AIM Distributors, Inc., PHL Variable Insurance Company and Phoenix Equity Planning Corporation is incorporated by reference to Pre-Effective Amendment No. 1 to Initial Registration Statement on Form N-4 (File No. 333-147565), filed via EDGAR on April 4, 2008.

	(c)	Amendment No. 2, effective April 30, 2010, to Participation Agreement dated as of March 29, 2001, by and among AIM Variable Insurance Funds (“AVIF”), AIM Distributors, Inc., PHL Variable Insurance Company (“Phoenix”) and Phoenix Equity Planning Corporation (“PEPCO”) is incorporated by reference to Post-Effective Amendment No. 5 on Form N-6 (File No. 333-143656), filed via EDGAR on April 29, 2011.

	(d)	Amendment No. 3, effective September 20, 2010, to Participation Agreement dated as of March 29, 2001, by and among AIM Variable Insurance Funds (Invesco Variable Insurance Funds), Invesco Distributors, Inc., PHL Variable Insurance Company (“Phoenix”) and Phoenix Equity Planning Corporation (“PEPCO”) is incorporated by reference to Post-Effective Amendment No. 5 on Form N-6 (File No. 333-143656), filed via EDGAR on April 29, 2011.

(9)	(a)	Participation Agreement dated May 30, 2003 among PHL Variable Insurance Company, Rydex Variable Trust and Rydex Distributors, Inc. is incorporated by reference to Post-Effective Amendment No. 5 on Form N-6 (File No. 333-76778), filed via EDGAR on April 30, 2004.

	(b)	Amendment to Fund Participation Agreement dated February 1, 2008 among Rydex Variable Trust, Rydex Distributors, Inc. and PHL Variable Insurance Company is incorporated by reference to Pre-Effective Amendment No. 1 on Form N-4 (File No. 333-147565), filed via EDGAR on April 4, 2008.

	(c)	Consent to Assignment of Participation Agreement dated February 1, 2008 among Rydex Variable Trust, Rydex Distributors, Inc. and PHL Variable Insurance Company is incorporated by reference to Pre-Effective Amendment No. 1 on Form N-4 (File No. 333-147565), filed via EDGAR on April 4, 2008.

(10)	(a)	Participation Agreement dated April 25, 2005 among PHL Variable Insurance Company, Lazard Asset Management Securities LLC and Lazard Retirement Series, Inc. is incorporated by reference to Post-Effective Amendment No. 3 on Form N-4 (File No. 333-123040), filed via EDGAR on April 27, 2006

	(b)	Amendment No. 1 to Participation Agreement dated February 1, 2008 by and among Lazard Asset Management Securities LLC, Lazard Retirement Series, Inc. and PHL Variable Insurance Company is incorporated by reference to Pre-Effective Amendment No. 1 on Form N-4 (File No. 333-147565), filed via EDGAR on April 4, 2008.

(11)	Fund Participation Agreement dated April 14, 2005 among PHL Variable Insurance Company, Lord Abbett Series Fund, Inc., and Lord Abbett Distributor LLC is incorporated by reference to Post-Effective Amendment No. 3 on Form N-4 (File No. 333-123040), filed via EDGAR on April 27, 2006.

(12)	(a)	Participation Agreement dated May 1, 2006 among PHL Variable Insurance Company, Oppenheimer Variable Account Funds and OppenheimerFunds, Inc. is incorporated by reference to Post-Effective Amendment No. 9 on Form N-6 (File No. 333-119916), filed via EDGAR on August 11, 2006.

	(b)	Amendment No. 1 to Participation Agreement dated February 1, 2008 among Oppenheimer Variable Accounts Funds, OppenheimerFunds, Inc. and PHL Variable Insurance Company is incorporated by reference to Pre-Effective Amendment No. 1 to Initial Registration Statement on Form N-4 (File No. 333-147565), filed via EDGAR on April 4, 2008.

(13)	(a)	Participation Agreement dated May 1, 2006 among PHL Variable Insurance Company and Phoenix Life and Annuity Company, PIMCO Variable Insurance Trust and Allianz Global Investors Distributors LLC is incorporated by reference to Post-Effective Amendment No. 9 on Form N-6 (File No. 333-119916), filed via EDGAR on August 11, 2006.

	(b)	Amendment No. 1 to Participation Agreement dated February 1, 2008 by and among PHL Variable Insurance Company, Phoenix Life and Annuity Company, PIMCO Variable Insurance Trust, and Allianz Global Investors Distributors LLC is incorporated by reference to Pre-Effective Amendment No. 1 to Initial Registration Statement on Form N-4 (File No. 333-147565), filed via EDGAR on April 4, 2008.

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	(c)	Novation of and Amendment to Participation Agreement made August 24, 2011 by and among Allianz Global Investors Distributors LLC, PIMCO Investors LLC, PIMCO Variable Insurance Trust, PHL Variable Insurance Company; and Phoenix Life and Annuity Company, is incorporated by reference to Post-Effective Amendment No. 6 on Form N-6 (File No. 333-143656), filed via EDGAR on April 26, 2012.

(14)	Participation Agreement dated May 1, 2006 among PHL Variable Insurance Company and Phoenix Life and Annuity Company, Neuberger Berman Advisers Management Trust and Neuberger Berman Management, Inc. is incorporated by reference to Post-Effective Amendment No. 9 on Form N-6 (File No. 333-119916), filed via EDGAR on August 14, 2006.

(15)	Participation Agreement as of November 5, 2010 among Virtus Variable Insurance Trust, VP Distributors, Inc., Phoenix Life Insurance Company, PHL Variable Insurance Company, Phoenix Life and Annuity Company and 1851 Securities, Inc. is incorporated by reference to Post-Effective Amendment No. 5 on Form N-6 (File No. 333-146301), filed via EDGAR on April 29, 2011.

(16)	Participation Agreement dated September 7, 2007 among PHL Variable Insurance Company, Sentinel Variable Products Trust and Sentinel Financial Services Company is incorporated by reference to Post-Effective Amendment No. 7 on Form N-4 (File No. 333-123040), filed via EDGAR on September 7, 2007.

(17)	(a)	Participation Agreement dated February 1, 2008, among PHL Variable Insurance Company, Phoenix Equity Planning Corporation, Summit Mutual Funds, Inc., and Ameritas Investment Corporation is incorporated by reference to Post-Effective Amendment No. 8 on Form N-4 (File No. 333-123040), filed via EDGAR on April 30, 2008.

	(b)	Consent to Assignment of Participation Agreement effective February 1, 2008 among Summit Mutual Funds, Inc., Ameritas Investment Corp., PHL Variable Insurance Company and Phoenix Equity Planning Corporation is incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-6 (File No. 333-143656), filed via EDGAR on April 22, 2009.

	(c)	Amendment of September 20, 2010 to Participation Agreement dated February 1, 2008, by and among Summit Mutual Funds, Inc., Ameritas Investment Corp., PHL Variable Insurance Company and Phoenix Equity Planning Corporation as amended by a consent to assignment dated December 12, 2008 from Ameritas Investment Corp. to Calvert Distributors, Inc. is incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-6 (File No. 333-143656), filed via EDGAR on April 29, 2011.

(18)	(a)	Participation Agreement dated April 1, 2008, among PHL Variable Insurance Company, Phoenix Equity Planning Corporation, AllianceBernstein LP and AllianceBernstein Investments, Inc., is incorporated by reference to Post-Effective Amendment No. 8 on Form N-4 (File No. 333-123040), filed via EDGAR on April 30, 2008.

	(b)	Amendment No. 1, effective September 20, 2010, to Participation Agreement dated April 1, 2008, by and among PHL Variable Insurance Company, Phoenix Equity Planning Corporation, AllianceBernstein L.P., and AllianceBernstein Investments, Inc. is incorporated by reference to Post-Effective Amendment No. 14 on Form N-4 (File No. 333-123040), filed via EDGAR on April 29, 2011.

(19)	Amended and Restated Participation Agreement of November 19, 2010 by and among Phoenix Life Insurance Company (“PLIC”), PHL Variable Insurance Company (“PHLVIC”), Phoenix Life and Annuity Company (“PLAC”), (together “Phoenix”), Financial Investors Variable Insurance Trust, ALPS Advisors, Inc. and ALPS Distributors, Inc. is incorporated by reference to Post-Effective Amendment No. 5 on Form N-6 (File No. 333-146301), filed via EDGAR on April 29, 2011.

(b)	Other Material Contracts.

	(1)	(a) Amended and Restated Administration and Accounting Services Agreement dated March 1, 2003 by and between PHL Variable Insurance Company and PFPC, INC. is incorporated by reference to Post-Effective Amendment No. 7 on Form N-4 (File No. 333-123040), filed via EDGAR on September 7, 2007.

(b) Amendment dated January 1, 2005 to Amended and Restated Administration and Accounting Services Agreement between PHL Variable Insurance Company and PFPC, INC. is incorporated by reference to Post-Effective Amendment No. 7 on Form N-4 (File No. 333-123040), filed via EDGAR on September 7, 2007.

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(c) Amendment dated January 1, 2008 to Amended and Restated Administration and Accounting Services Agreement between PHL Variable Insurance Company and PNC Global Investment Servicing (U.S.) Inc., is incorporated by reference to Registrant’s Post-Effective Amendment No. 6 on Form N-6 (File No. 333-143656), filed via EDGAR on April 26, 2012.

		(2)	Information Sharing Agreements pursuant to Rule 22c-2 for the following funds: AIM Variable Insurance Funds, The Alger American Fund, AllianceBernstein LP, DWS Funds, Federated Insurance Series, Franklin Templeton Variable Insurance Products Trust, Lazard Retirement Series, Lord Abbett Series Fund, Inc., Neuberger Berman Advisers Management Trust, Oppenheimer Variable Account Funds, The Rydex Trust, Wanger Advisors Trust; and, The Universal Institutional Funds are incorporated by reference to Registrant’s Post-Effective Amendment No. 29 on Form N-4 (File No. 033-87376), filed via EDGAR on May 1, 2007.

		(3)	Information Sharing Agreement dated as of September 7, 2007, pursuant to Rule 22c-2 between Phoenix Life Insurance Company, PHL Variable Insurance Company, and Phoenix Life and Annuity Company and the Sentinel Variable Products Trust is incorporated by reference to Post-Effective Amendment No. 6 on Form N-4 (File No. 333-123035), filed via EDGAR on September 28, 2007.

		(4)	Information Sharing Agreement dated February 1, 2008 by and between PHL Variable Insurance Company, Phoenix Life and Annuity Company, Phoenix Life Insurance Company and Summit Mutual Funds, Inc. is incorporated by reference to Post-Effective Amendment No. 8 on Form N-4 (File No. 333-123040), filed via EDGAR on April 30, 2008.

		(5)	Consent to Assignment of Rule 22c-2 Shareholder Information Agreement dated March 29, 2010 between Columbia Management Services, Inc., Phoenix Life Insurance Company, PHL Variable Insurance Company and Phoenix Life and Annuity Company, is incorporated by reference to Post-Effective Amendment No. 4 on Form N-6 (File No. 333-143656), filed via EDGAR on April 29, 2010.

		(6)	Rule 22c-2 Shareholder Information Agreement as of November 5, 2010 by and among VP Distributors, Inc. (“Fund Agent”), Phoenix Life Insurance Company, PHL Variable Insurance Company, and Phoenix Life and Annuity Company (together “Insurance Company”), and 1851 Securities, Inc. (“1851”), is incorporated by reference to Post-Effective Amendment No. 5 on Form N-6 (File No. 333-146301), filed via EDGAR on April 29, 2011.

		(7)	Distribution and Administrative Services Agreement as of November 5, 2010 among Virtus Investment Advisers, Inc. (“Virtus”), VP Distributors, Inc. (“VPD”), Phoenix Life Insurance Company, PHL Variable Insurance Company, and Phoenix Life and Annuity Company (each a “Company” and collectively, the “Company”) and 1851 Securities, Inc. (“1851”), is incorporated by reference to Post-Effective Amendment No. 5 on Form N-6 (File No. 333-146301), filed via EDGAR on April 29, 2011.

		(8)	Investment Performance Calculation Agreement as of November 5, 2010 by and among The Phoenix Life Insurance Company, PHL Variable Insurance Company, and Phoenix Life and Annuity Company, (collectively, “Phoenix”) and Virtus Partners, Inc. (“Virtus”), is incorporated by reference to Post-Effective Amendment No. 5 on Form N-6 (File No. 333-146301), filed via EDGAR on April 29, 2011.

(9)	Written Opinion and Consent of Counsel, filed herewith.

(10)	(a)	Consents of Independent Registered Public Accounting Firm, filed herewith.

	(b)	Powers of Attorney, incorporated by reference to Post-Effective Amendment No.16 to Registration Statement on Form N-4 (File No. 333-123040), filed via EDGAR on November 18, 2014.

(11)	Not Applicable.

(12)	Not Applicable

Item 25. Directors and Executive Officers of the Depositor.

Name	Position
John H. Beers	Vice President and Secretary
William B. Moorcroft*	Chief Compliance Officer of Separate Account
Thomas M. Buckingham	Director, Executive Vice President

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Name	Position
Edward W. Cassidy	Director
Naomi B. Kleinman	Vice President and Treasurer
Bonnie J. Malley	Executive Vice President and Chief Financial Officer
Ernest McNeill, Jr.	Senior Vice President and Chief Accounting Officer
James D. Wehr	President
Christopher M. Wilkos	Director, Executive Vice President and Chief Investment Officer

* This	individual is not an officer of the Depositor.

The business address of these individuals is One American Row, Hartford, CT 06102-5056.

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Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant.

The Phoenix Companies, Inc. (100%) Delaware

Phoenix Distribution Holding Company (100%) Connecticut

Phoenix Investment Management Company (100%) Connecticut

Phoenix National Trust Holding Company (100%) Connecticut

PML International Insurance Limited (100%) Bermuda

Saybrus Partners, Inc. (85.456%) Delaware

Saybrus Holdings, Inc. (100%) Delaware

Saybrus Equity Services, Inc. (100%) Delaware

Phoenix Life Insurance Company (100%) New York

Holland Re Holdings, LLC (100%)

Next Generation Ventures LLC (50%) Connecticut

Phoenix Life Separate Account B (100%) New York

Phoenix Life Separate Account C (100%) New York

Phoenix Life Separate Account D (100%) New York

Phoenix Life Variable Accumulation Account (100%) New York

Phoenix Life Variable Universal Life Account (100%) New York

PM Holdings, Inc. (100%) Connecticut

1851 Securities, Inc. (100%) Delaware

American Phoenix Life and Reassurance Company (100%) Connecticut

PHL Variable Insurance Company (100%) Connecticut

PHL Variable Accumulation Account (100%) Connecticut

PHL Variable Accumulation Account II (100%) Connecticut

PHL Variable Separate Account MVA1 (100%) Connecticut

PHLVIC Variable Universal Life Account (100%) Connecticut

Phoenix Founders, Inc. (100%) Connecticut

Phoenix Life and Annuity Company (100%) Connecticut

Phoenix Life and Annuity Variable Universal Life Account (100%) Connecticut

Phoenix New England Trust Holding Company (100%) Connecticut

Phoenix Variable Advisors, Inc. (100%) Delaware

The only companies that file consolidated financial statements with the Securities and Exchange Commission (“SEC”) are The Phoenix Companies, Inc. and Phoenix Life Insurance Company. In addition, PHL Variable Insurance Company and Phoenix Life and Annuity Company file individual financial statements with the SEC. For the remainder, except the separate accounts (defined as Phoenix Life Separate Account B, Phoenix Life Separate Account C, Phoenix Life Separate Account D, Phoenix Life Variable Accumulation Account, Phoenix Life Variable Universal Life Account, PHL Variable Accumulation Account, PHL Variable Accumulation Account II, PHLVIC Variable Universal Life Account, PHL Variable Separate Account MVA1, and Phoenix Life and Annuity Variable Universal Life Account) all other entities are included in the consolidated financial statement for The Phoenix Companies, Inc., but none file individual financial statements with the SEC.

Item 27. Number of Contract Owners.

As of September 30, 2014, there were 14,643 qualified and 6,332 nonqualified contracts.

Item 28. Indemnification.

Section 33-779 of the Connecticut General Statutes states that: “a corporation may provide indemnification of, or advance expenses to, a director, officer, employee or agent only as permitted by sections 33-770 to 33-778, inclusive.”

Article VI, Section 6.01. of the Bylaws of the Depositor (as amended and restated effective May 16, 2002) provides that: “Each director, officer or employee of the company, and his heirs, executors, or administrators, shall be indemnified or reimbursed by the company for all expenses necessarily incurred by him in connection with the defense or reasonable settlement of any action, suit or proceeding in which he is made a party by reason of his being or having been a director, officer or employee of the company, or of any other company which he was serving as a director or officer at the request of the company, except in relation to matters as to which such director, officer or employee is finally adjudged in such action, suit or proceeding to be liable for negligence or misconduct in the performance of his duties as such director, officer or employee. The foregoing right of indemnification or reimbursement shall not be exclusive of any other rights to which he may be entitled under any statute, bylaw, agreement, vote of shareholders or otherwise.”

Insofar as indemnification for liability arising under the Securities Act of 1933 (the “Act”) may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised

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that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriter.

1851 Securities, Inc. (“1851 Securities”).

(a) 1851 Securities serves as the principal underwriter for the following entities: Phoenix Life Variable Accumulation Account, Phoenix Life Variable Universal Life Account, Phoenix Life and Annuity Variable Universal Life Account, PHL Variable Accumulation Account, PHL Variable Accumulation Account II, PHLVIC Variable Universal Life Account, PHL Variable Separate Account MVA1, Phoenix Life Separate Account B, Phoenix Life Separate Account C, and Phoenix Life Separate Account D.

(b) Directors and Executive Officers of 1851 Securities.

Name	Position
John H. Beers	Director, President and Chief Executive Officer
William B. Moorcroft	Assistant Vice President and Chief Compliance Officer
Thomas M. Buckingham	Director and Chairman
Susan L. Guazzelli	Second Vice President and Treasurer
Bonnie J. Malley	Director
Gina C. O’Connell	Director and Senior Vice President
Gary C. Tebbetts	Chief Financial Officer

The business address of these individuals is One American Row, Hartford, CT 06102-5056.

(c) 1851 Securities received no compensation from the Registrant during the last fiscal year for sales of the contract.

(1) Name of Principal Underwriter	(2) Net Underwriting Discounts and Commissions	(3) Compensation on Redemption	(4) Brokerage Commissions	(5) Compensation
1851 Securities	$0	$0	$0	$0

Item 30. Location of Accounts and Records.

The accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules under it are maintained at the administrative offices of PHL Variable Insurance Company located at One American Row, Hartford, Connecticut 06102-5056.

Item 31. Management Services

All management contracts are discussed in Part A and Part B of this Registration Statement.

Item 32. Undertakings.

(a) Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements contained therein are never more than 16 months old for so long as payments under the Contracts may be accepted;

(b) Registrant hereby undertakes to include as part of any application to purchase a Contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information;

(c) Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request; and

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(d) Representation Required by Section 26(f)(2)(A) of the Investment Company Act of 1940.

PHL Variable Insurance Company represents that the fees and charges deducted under the Contract are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by PHL Variable Insurance Company.

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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant, PHL Variable Accumulation Account has caused this Post-Effective Amendment No. 44 to Registration Statement No. 033-87376 to be signed on its behalf by the undersigned thereunto duly authorized, all in the City of Hartford and the State of Connecticut, on this 18th day of November, 2014.

PHL Variable Accumulation Account (Registrant)

By:
James D. Wehr*
President of PHL Variable Insurance Company

PHL Variable Insurance Company

By:
James D. Wehr*
President

By:	/S/ Kathleen A. McGah
*Kathleen A. McGah

*	As Attorney-in-Fact pursuant to power of attorney

As required by the Securities Act of 1933, the following persons in the capacities stated have signed this Post-Effective Amendment No. 44 to Registration Statement No. 033-87376 on November 18, 2014.

Signature	Title

Director
Thomas M. Buckingham*

Director
Edward W. Cassidy*

Chief Financial Officer
Bonnie J. Malley*

Chief Accounting Officer
Ernest McNeill, Jr.*

President
*James D. Wehr

Director
Christopher M. Wilkos*

By:	/S/ Kathleen A. McGah
* Kathleen A. McGah

*	As Attorney-in-Fact pursuant to Powers of Attorney

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Exhibit Index

Exhibit 24 (b)(9)	Opinion and Consent of Counsel

Exhibit 24 (b)(10)(a)	Consents of Independent Registered Public Accounting Firm

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